UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07572

Principal Funds, Inc. (Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080 (Address of principal executive offices)

Principal Management Corporation, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	October 31, 2011
Date of reporting period:	July 31, 2011

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments Bond & Mortgage Securities Fund July 31, 2011 (unaudited)

COMMON STOCKS - 0.00%	Shares Held Value (000's)			Principal
Semiconductors - 0.00%				Amount
Tower Semiconductor Ltd - Warrants (a),(b),(c)	345,803 $	—	BONDS (continued)	(000's)	Value (000's)
			Automobile Floor Plan Asset Backed Securities (continued)
TOTAL COMMON STOCKS		$ —	Nissan Master Owner Trust Receivables
PREFERRED STOCKS - 0.04%	Shares Held Value (000's)		1.34%, 1/15/2015(d),(e)	$ 4,000	$ 4,041
Banks - 0.04%					$ 25,499
Ally Financial Inc 8.50%	30,000	739	Automobile Manufacturers - 0.01%
			Jaguar Land Rover PLC
TOTAL PREFERRED STOCKS		$ 739	7.75%, 5/15/2018(e)	215	218
	Principal
	Amount		Automobile Parts & Equipment - 0.08%
BONDS - 58.60%	(000's)	Value (000's)	Cooper Tire & Rubber Co
Advertising - 0.32%			8.00%, 12/15/2019	335	349
Interpublic Group of Cos Inc			Goodyear Tire & Rubber Co/The
6.25%, 11/15/2014	$ 585	$ 651	8.25%, 8/15/2020	155	170
10.00%, 7/15/2017	4,760	5,628	10.50%, 5/15/2016	933	1,051
		$ 6,279			$ 1,570
Aerospace & Defense - 0.10%			Banks - 8.71%
GenCorp Inc			Abbey National Treasury Services PLC/London
9.50%, 8/15/2013	1,190	1,190	4.00%, 4/27/2016	1,345	1,317
Spirit Aerosystems Inc			ADCB Finance Cayman Ltd
6.75%, 12/15/2020	820	836	4.75%, 10/8/2014	115	122
		$ 2,026	Akbank TAS
			6.50%, 3/9/2018(e)	420	430
Agriculture - 0.42%
Altria Group Inc			Alfa Bank OJSC Via Alfa Bond Issuance PLC
			7.75%, 4/28/2021(e)	265	268
4.75%, 5/5/2021	2,630	2,718
9.95%, 11/10/2038	1,440	2,103	7.88%, 9/25/2017	275	289
Archer-Daniels-Midland Co			Ally Financial Inc
5.77%, 3/1/2041(d)	2,110	2,395	8.30%, 2/12/2015	2,125	2,327
MHP SA			Associated Banc-Corp
10.25%, 4/29/2015	185	197	5.13%, 3/28/2016	1,945	2,062
Southern States Cooperative Inc			Axis Bank Ltd/Dubai
11.25%, 5/15/2015(e)	815	897	4.75%, 5/2/2016	375	384
		$ 8,310	BAC Capital Trust XIII
			0.65%, 12/31/2049(d)	3,640	2,484
Airlines - 0.09%
Banco Bradesco SA/Cayman Islands
Continental Airlines 2007-1 Class C Pass Through			4.13%, 5/16/2016 (e)	4,145	4,211
Trust
Banco de Credito del Peru/Panama
7.34%, 4/19/2014	56	56	4.75%, 3/16/2016 (e)	680	691
Delta Air Lines 2007-1 Class B Pass Through			5.38%, 9/16/2020(e)	220	217
Trust
Banco Votorantim SA
8.02%, 8/10/2022	111	111	5.25%, 2/11/2016 (e)	200	206
TAM Capital 3 Inc
8.38%, 6/3/2021(e)	200	212	BanColombia SA
			5.95%, 6/3/2021(e)	345	357
UAL 2009-1 Pass Through Trust
10.40%, 11/1/2016	495	562	6.13%, 7/26/2020	100	104
UAL 2009-2A Pass Through Trust			Bangkok Bank PCL/Hong Kong
9.75%, 1/15/2017	253	287	4.80%, 10/18/2020	295	293
United Airlines 2007-1 Class C Pass Through			Bank of America Corp
Trust			3.63%, 3/17/2016	4,915	4,935
2.65%, 7/2/2014(d)	590	495	5.63%, 7/1/2020	2,335	2,426
			6.50%, 8/1/2016	3,300	3,697
		$ 1,723	8.00%, 12/29/2049(d)	315	324
Automobile Asset Backed Securities - 1.19%			Bank of America NA
AmeriCredit Automobile Receivables Trust			6.00%, 10/15/2036	2,000	1,930
0.84%, 11/10/2014	500	500	Bank of India
0.90%, 9/8/2014	350	350	6.25%, 2/16/2021	310	326
2.86%, 1/9/2017	1,590	1,598	Bank of New York Mellon Corp/The
Santander Drive Auto Receivables Trust			2.30%, 7/28/2016	4,070	4,105
0.96%, 2/18/2014	3,000	2,998	BBVA Bancomer SA/Texas
1.04%, 4/15/2014	6,000	5,998	7.25%, 4/22/2020	242	257
1.48%, 7/15/2013(e)	9,087	9,057
			BNP Paribas / BNP Paribas US Medium-Term
Wheels SPV LLC
1.74%, 8/15/2012(d),(e)	3,208	3,224	Note Program LLC
			1.25%, 6/11/2012(d)	4,500	4,510
		$ 23,725	BPCE SA
Automobile Floor Plan Asset Backed Securities - 1.28%			2.38%, 10/4/2013(e)	5,520	5,627
Ally Master Owner Trust			BTA Bank JSC
0.82%, 5/15/2016(d)	9,400	9,400	10.75%, 7/1/2018(d)	975	819
Ford Credit Floorplan Master Owner Trust			Capital One Financial Corp
0.89%, 9/15/2015(d)	2,350	2,357
1.74%, 9/15/2014(d)	9,580	9,701	4.75%, 7/15/2021	3,300	3,336
			5.70%, 9/15/2011	1,570	1,579
			CBQ Finance Ltd
			7.50%, 11/18/2019	170	195

See accompanying notes

1

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Banks (continued)			Banks (continued)
CIT Group Inc			US Bank NA/Cincinnati OH
7.00%, 5/2/2017(e)	$ 4,739 $	4,751	3.78%, 4/29/2020(d)	$ 8,725 $	9,145
Citigroup Inc			VTB Bank OJSC Via VTB Capital SA
5.88%, 5/29/2037	850	861	6.25%, 6/30/2035	100	105
6.13%, 11/21/2017	1,935	2,169	6.88%, 5/29/2018	110	117
6.13%, 5/15/2018	3,505	3,916	Wells Fargo & Co
City National Corp/CA			7.98%, 3/29/2049(d)	1,390	1,489
5.25%, 9/15/2020	3,100	3,236	Wells Fargo Bank NA
Cooperatieve Centrale Raiffeisen-Boerenleenbank			0.47%, 5/16/2016(d)	4,615	4,328
BA/Netherlands			Woori Bank
11.00%, 12/29/2049(d),(e)	1,560	1,993	4.75%, 1/20/2016	215	226
Goldman Sachs Group Inc/The				$ 173,168
0.45%, 2/6/2012(d)	2,000	1,999	Beverages - 0.54%
0.49%, 8/5/2011(d)	3,500	3,500	Anheuser-Busch InBev Worldwide Inc
5.25%, 7/27/2021	7,500	7,656	0.61%, 7/14/2014(d)	670	672
6.00%, 6/15/2020	7,215	7,827	4.13%, 1/15/2015	440	479
6.25%, 2/1/2041	1,510	1,519	5.00%, 4/15/2020	2,955	3,317
6.45%, 5/1/2036	960	934	8.20%, 1/15/2039	1,075	1,567
6.75%, 10/1/2037	1,935	1,935	Coca-Cola Femsa SAB de CV
GTB Finance B.V.			4.63%, 2/15/2020	100	104
7.50%, 5/19/2016(e)	650	678	Dr Pepper Snapple Group Inc
Halyk Savings Bank of Kazakhstan JSC			2.90%, 1/15/2016	2,540	2,627
7.25%, 5/3/2017	495	509	Pernod-Ricard SA
HBOS Capital Funding LP			5.75%, 4/7/2021(e)	1,905	2,059
6.07%, 6/29/2049(d),(e)	1,225	1,011		$ 10,825
ICICI Bank Ltd			Biotechnology - 0.43%
5.50%, 3/25/2015	380	401	Amgen Inc
ICICI Bank Ltd/Bahrain			4.10%, 6/15/2021	2,715	2,788
6.63%, 10/3/2012	340	357	Celgene Corp
Itau Unibanco Holding SA/Cayman Island			5.70%, 10/15/2040	2,185	2,226
6.20%, 12/21/2021(e)	590	616	Genzyme Corp
JP Morgan Chase & Co			5.00%, 6/15/2020	810	898
6.30%, 4/23/2019	1,950	2,245	Life Technologies Corp
Kazkommertsbank JSC			6.00%, 3/1/2020	2,340	2,633
8.50%, 4/16/2013	95	95		$ 8,545
8.50%, 5/11/2018(e)	695	657
			Building Materials - 0.20%
KeyBank NA			Cemex SAB de CV
5.45%, 3/3/2016	1,010	1,117	9.00%, 1/11/2018(e)	410	385
KeyCorp			Cimento Tupi SA
5.10%, 3/24/2021	2,805	2,935	9.75%, 5/11/2018(e)	515	527
LBG Capital No.1 PLC			CRH America Inc
8.00%, 12/29/2049(d),(e)	2,715	2,498
			4.13%, 1/15/2016	1,630	1,691
Lloyds TSB Bank PLC			8.13%, 7/15/2018	1,065	1,277
6.50%, 9/14/2020(e)	6,725	6,668
				$ 3,880
Morgan Stanley			Chemicals - 0.66%
5.50%, 7/24/2020	3,350	3,447	Braskem Finance Ltd
5.50%, 7/28/2021	5,560	5,731	5.75%, 4/15/2021(e)	50	51
5.55%, 4/27/2017	4,300	4,614	7.00%, 5/7/2020(e)	100	110
5.95%, 12/28/2017	3,095	3,362	CF Industries Inc
6.25%, 8/28/2017	1,215	1,343	7.13%, 5/1/2020	4,740	5,558
PNC Financial Services Group Inc			Dow Chemical Co/The
6.75%, 8/1/2049(d)	9,500	9,479
			2.50%, 2/15/2016	1,575	1,589
PNC Preferred Funding Trust III
8.70%, 2/28/2049 (d),(e)	3,400	3,560	4.25%, 11/15/2020	2,465	2,525
			7.38%, 11/1/2029	895	1,145
RBS Capital Trust III
0.00%, 9/29/2049 (a)	1,900	1,339	Ineos Finance PLC
			9.00%, 5/15/2015(e)	570	603
Royal Bank of Scotland Group PLC			Kinove German Bondco GmbH
4.70%, 7/3/2018	218	192	9.63%, 6/15/2018(e)	425	446
5.05%, 1/8/2015	1,215	1,198	Nova Chemicals Corp
Royal Bank of Scotland PLC/The			8.63%, 11/1/2019	300	340
3.40%, 8/23/2013	2,930	2,991	Potash Corp of Saskatchewan Inc
Santander US Debt SA Unipersonal			5.88%, 12/1/2036	635	699
2.99%, 10/7/2013(e)	3,200	3,133
State Bank of India/London				$ 13,066
4.50%, 10/23/2014	100	104	Coal - 0.33%
Toronto-Dominion Bank/The			Alpha Natural Resources Inc
2.50%, 7/14/2016	4,565	4,640	6.00%, 6/1/2019	100	103
US Bancorp			6.25%, 6/1/2021	450	466
4.13%, 5/24/2021	695	714

See accompanying notes

2

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Coal (continued)			Diversified Financial Services (continued)
Arch Coal Inc			Countrywide Financial Corp
7.00%, 6/15/2019(e)	$ 345 $	361	6.25%, 5/15/2016	$ 1,595 $	1,691
7.25%, 6/15/2021(e)	495	520	Credit Acceptance Corp
8.75%, 8/1/2016	895	993	9.13%, 2/1/2017	505	535
Berau Capital Resources Pte Ltd			9.13%, 2/1/2017(e)	700	740
12.50%, 7/8/2015(e)	655	768	DTEK Finance BV
Bumi Investment Pte Ltd			9.50%, 4/28/2015	220	233
10.75%, 10/6/2017(e)	1,045	1,206	E*Trade Financial Corp
Consol Energy Inc			12.50%, 11/30/2017	1,030	1,231
8.00%, 4/1/2017	1,230	1,356	ERAC USA Finance LLC
Drummond Co Inc			2.25%, 1/10/2014(e)	640	652
9.00%, 10/15/2014(e)	830	874	7.00%, 10/15/2037(e)	3,265	3,709
	$ 6,647		Financiera Independencia SAB de CV
Commercial Services - 0.21%			10.00%, 3/30/2015(e)	355	377
B-Corp Merger Sub Inc			Ford Motor Credit Co LLC
8.25%, 6/1/2019(e)	450	455	5.00%, 5/15/2018	1,575	1,584
CDRT Merger Sub Inc			7.00%, 4/15/2015	3,485	3,816
8.13%, 6/1/2019(e)	960	960	General Electric Capital Corp
DP World Ltd			5.88%, 1/14/2038	95	98
6.85%, 7/2/2037	280	273	6.15%, 8/7/2037	275	294
Hertz Corp/The			6.38%, 11/15/2067(d)	5,210	5,340
8.88%, 1/1/2014	93	95	6.75%, 3/15/2032	860	979
RSC Equipment Rental Inc/RSC Holdings III			General Motors Financial Co Inc
LLC			6.75%, 6/1/2018(e)	250	255
8.25%, 2/1/2021	750	774	Goldman Sachs Capital I
10.00%, 7/15/2017(e)	1,410	1,590	6.35%, 2/15/2034	1,000	956
	$ 4,147		Goldman Sachs Capital II
Computers - 0.56%			5.79%, 12/29/2049(d)	2,000	1,580
Affiliated Computer Services Inc			GT 2005 BONDS BV
5.20%, 6/1/2015	3,125	3,450	6.00%, 7/21/2014(d)	243	225
iGate Corp			GTP Acquisition Partners I LLC
9.00%, 5/1/2016(e)	745	745	4.35%, 6/15/2016(e)	1,990	2,030
International Business Machines Corp			HSBC Finance Capital Trust IX
1.95%, 7/22/2016	1,925	1,930	5.91%, 11/30/2035	650	601
Seagate HDD Cayman			HSBC Finance Corp
6.88%, 5/1/2020(e)	3,400	3,408	6.68%, 1/15/2021(e)	1,119	1,185
7.00%, 11/1/2021(e)	565	571	Icahn Enterprises LP / Icahn Enterprises Finance
Spansion LLC			Corp
7.88%, 11/15/2017(e)	935	963	7.75%, 1/15/2016	600	623
	$ 11,067		8.00%, 1/15/2018	565	583
Consumer Products - 0.10%			ILFC E-Capital Trust II
			6.25%, 12/21/2065(d),(e)	950	812
Reynolds Group Issuer Inc / Reynolds Group Issuer
LLC / Reynolds Group Issuer (Luxembourg) S.A.			International Lease Finance Corp
7.13%, 4/15/2019(e)	1,300	1,264	5.65%, 6/1/2014	925	939
9.88%, 8/15/2019(e),(f)	405	408	6.25%, 5/15/2019	740	739
			8.62%, 9/15/2015(d)	970	1,070
YCC Holdings LLC / Yankee Finance Inc
10.25%, 2/15/2016(e)	275	278	JP Morgan Chase Capital XX
	$ 1,950		6.55%, 9/29/2036	1,000	1,015
Credit Card Asset Backed Securities - 0.16%			Merrill Lynch & Co Inc
			0.47%, 11/1/2011(d)	4,650	4,652
GE Capital Credit Card Master Note Trust			0.48%, 6/5/2012(d)	2,300	2,293
0.37%, 3/15/2015(d)	3,160	3,146
			5.00%, 1/15/2015	970	1,025
Distribution & Wholesale - 0.01%			6.40%, 8/28/2017	1,550	1,712
Marfrig Overseas Ltd			National Rural Utilities Cooperative Finance Corp
9.50%, 5/4/2020	100	101	1.90%, 11/1/2015	2,600	2,607
			ORIX Corp
Diversified Financial Services - 3.69%			5.00%, 1/12/2016	5,275	5,549
ABB Treasury Center USA Inc			PCCW-HKT Capital No 4 Ltd
2.50%, 6/15/2016(e)	5,640	5,733	4.25%, 2/24/2016	240	246
4.00%, 6/15/2021(e)	1,705	1,725	Renaissance Securities Trading Ltd
			11.00%, 4/21/2016(c),(e)	275	277
Banco BTG Pactual SA/Cayman Islands
4.88%, 7/8/2016(e)	200	202	Scottrade Financial Services Inc
			6.13%, 7/11/2021(e)	5,500	5,611
Boeing Capital Corp
2.13%, 8/15/2016(f)	1,505	1,515	Springleaf Finance Corp
Cantor Fitzgerald LP			6.90%, 12/15/2017	590	552
6.38%, 6/26/2015(e)	1,410	1,502	SquareTwo Financial Corp
Caterpillar Financial Services Corp			11.63%, 4/1/2017	1,110	1,146
2.05%, 8/1/2016	3,080	3,098		$ 73,337

See accompanying notes

3

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Electric - 2.55%			Electric (continued)
Abu Dhabi National Energy Co			Progress Energy Inc
5.88%, 10/27/2016	$ 170	$ 187	4.40%, 1/15/2021	$ 800 $	831
6.50%, 10/27/2036	435	438	Puget Energy Inc
6.60%, 8/1/2013	265	288	6.00%, 9/1/2021(e)	1,800	1,830
AES Corp/The			San Diego Gas & Electric Co
7.38%, 7/1/2021(e)	250	259	4.50%, 8/15/2040	650	616
Baltimore Gas & Electric Co			5.35%, 5/15/2040	2,210	2,356
5.90%, 10/1/2016	1,230	1,435	Southern California Edison Co
CMS Energy Corp			4.50%, 9/1/2040	480	460
2.75%, 5/15/2014	3,715	3,740	Star Energy Geothermal Wayang Windu Ltd
Comision Federal de Electricidad			11.50%, 2/12/2015	480	535
4.88%, 5/26/2021(e)	370	375	Virginia Electric and Power Co
Commonwealth Edison Co			6.00%, 5/15/2037	950	1,101
5.80%, 3/15/2018	1,115	1,279		$ 50,661
Dominion Resources Inc/VA			Electronics - 0.21%
2.25%, 9/1/2015	1,120	1,136	NXP BV / NXP Funding LLC
DTE Energy Co			3.00%, 10/15/2013(d)	270	270
6.38%, 4/15/2033	1,090	1,230	9.50%, 10/15/2015	860	907
Duke Energy Carolinas LLC			9.75%, 8/1/2018(e)	685	769
5.30%, 2/15/2040	940	1,008	Thermo Fisher Scientific Inc
Edison International			3.20%, 3/1/2016	1,700	1,794
3.75%, 9/15/2017	1,420	1,456	Viasystems Inc
Edison Mission Energy			12.00%, 1/15/2015(e)	370	406
7.50%, 6/15/2013	1,160	1,160		$ 4,146
Elwood Energy LLC			Energy - Alternate Sources - 0.04%
8.16%, 7/5/2026	1,149	1,155	Headwaters Inc
Energy Future Holdings Corp			7.63%, 4/1/2019	930	883
9.75%, 10/15/2019	701	720
10.00%, 1/15/2020(d)	185	194	Engineering & Construction - 0.06%
Energy Future Intermediate Holding Co LLC			Aeropuertos Argentina 2000 SA
9.75%, 10/15/2019	603	620	10.75%, 12/1/2020	482	527
FirstEnergy Corp			Empresas ICA SAB de CV
7.38%, 11/15/2031	2,305	2,735	8.90%, 2/4/2021(e)	600	630
Florida Power & Light Co				$ 1,157
5.13%, 6/1/2041	730	765	Entertainment - 0.51%
5.25%, 2/1/2041	660	701	CCM Merger Inc
5.65%, 2/1/2037	520	577	8.00%, 8/1/2013(e)	2,775	2,761
GenOn REMA LLC			Choctaw Resort Development Enterprise
9.24%, 7/2/2017	1,878	2,063	7.25%, 11/15/2019(e)	815	636
Indiantown Cogeneration LP			Lions Gate Entertainment Inc
9.77%, 12/15/2020	271	289	10.25%, 11/1/2016(e)	1,070	1,087
Jersey Central Power & Light Co			Peninsula Gaming LLC / Peninsula Gaming Corp
5.63%, 5/1/2016	950	1,083	8.38%, 8/15/2015	1,700	1,798
Kentucky Utilities Co			8.38%, 8/15/2015(e)	285	301
5.13%, 11/1/2040	430	446	10.75%, 8/15/2017(e)	300	328
Korea Electric Power Corp			10.75%, 8/15/2017	760	830
3.00%, 10/5/2015	150	150	WM Finance Corp
Mirant Mid Atlantic Pass Through Trust C			9.50%, 6/15/2016(e)	355	377
10.06%, 12/30/2028	2,762	3,081	11.50%, 10/1/2018(e)	1,020	1,023
Nevada Power Co			WM Finance Holdings Corp
5.38%, 9/15/2040	475	490	13.75%, 10/1/2019(e)	510	510
5.45%, 5/15/2041	1,515	1,582	WMG Acquisition Corp
Northern States Power Co/MN			9.50%, 6/15/2016	495	525
5.35%, 11/1/2039	635	683		$ 10,176
NRG Energy Inc			Environmental Control - 0.33%
7.38%, 1/15/2017	620	650	Clean Harbors Inc
8.25%, 9/1/2020	1,650	1,699	7.63%, 8/15/2016(e)	245	260
Oncor Electric Delivery Co LLC			EnergySolutions Inc / EnergySolutions LLC
5.00%, 9/30/2017	880	974	10.75%, 8/15/2018	860	910
5.25%, 9/30/2040	950	962	Republic Services Inc
PacifiCorp			3.80%, 5/15/2018	2,920	3,025
3.85%, 6/15/2021	2,950	3,035	5.70%, 5/15/2041	2,210	2,292
5.75%, 4/1/2037	900	1,009		$ 6,487
6.25%, 10/15/2037	225	269
PPL Electric Utilities Corp			Food - 0.47%
			Del Monte Foods Co
5.20%, 7/15/2041	660	686	7.63%, 2/15/2019(e)	775	797
PPL WEM Holdings PLC
3.90%, 5/1/2016(e)	2,220	2,323	Delhaize Group SA
			5.70%, 10/1/2040	2,485	2,448

See accompanying notes

4

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Food (continued)			Home Equity Asset Backed Securities - 0.62%
Kraft Foods Inc			Asset Backed Securities Corp Home Equity
5.38%, 2/10/2020	$ 2,575 $	2,905	0.29%, 7/25/2036(d)	$ 345 $	337
6.50%, 11/1/2031	1,445	1,736	Bear Stearns Asset Backed Securities Trust
6.50%, 2/9/2040	1,165	1,362	0.38%, 5/25/2037(d)	3,200	1,557
Sigma Alimentos SA de CV			Countrywide Asset-Backed Certificates
5.63%, 4/14/2018(e)	150	155	5.51%, 8/25/2036	1,687	1,595
	$ 9,403		First NLC Trust
Forest Products & Paper - 0.24%			0.49%, 9/25/2035(d)	328	326
Bio Pappel SAB de CV			0.68%, 5/25/2035(d)	432	213
7.00%, 8/27/2016(d)	350	311	JP Morgan Mortgage Acquisition Corp
Celulosa Arauco y Constitucion SA			0.34%, 8/25/2036(d)	1,735	1,318
5.63%, 4/20/2015	50	54	Morgan Stanley ABS Capital I
Domtar Corp			1.06%, 12/25/2034(d)	342	123
10.75%, 6/1/2017	1,020	1,316	New Century Home Equity Loan Trust
Exopack Holding Corp			0.48%, 3/25/2035(b),(d)	85	73
10.00%, 6/1/2018(e)	1,370	1,377	Option One Mortgage Loan Trust
Fibria Overseas Finance Ltd			1.19%, 2/25/2035(b),(d)	142	21
6.75%, 3/3/2021(e)	415	436	Residential Asset Securities Corp
7.50%, 5/4/2020	435	474	0.34%, 9/25/2036(d)	7,900	6,371
Inversiones CMPC SA			Saxon Asset Securities Trust
6.13%, 11/5/2019	100	109	1.88%, 3/25/2035(d)	304	125
Longview Fibre Paper & Packaging Inc			Specialty Underwriting & Residential Finance
8.00%, 6/1/2016(e)	300	308	0.95%, 2/25/2035(d)	332	277
Sappi Papier Holding GmbH				$ 12,336
7.50%, 6/15/2032(e)	470	423	Insurance - 2.09%
	$ 4,808		Aflac Inc
Gas - 0.10%			3.45%, 8/15/2015	4,975	5,158
Atmos Energy Corp			American International Group Inc
5.50%, 6/15/2041	1,980	2,080	8.18%, 5/15/2068	470	512
			AON Corp
Healthcare - Products - 0.19%			3.13%, 5/27/2016	1,420	1,443
Angiotech Pharmaceuticals Inc			Hanover Insurance Group Inc/The
5.00%, 12/1/2013(d)	3,070	2,717	6.38%, 6/15/2021	1,905	1,957
Biomet Inc			ING Groep NV
10.00%, 10/15/2017	350	381	5.78%, 12/8/2049	8,215	7,435
10.38%, 10/15/2017	685	747	Liberty Mutual Group Inc
	$ 3,845		5.00%, 6/1/2021(e)	2,005	1,962
Healthcare - Services - 0.61%			7.00%, 3/15/2037(d),(e)	875	851
Centene Corp			10.75%, 6/15/2058(d),(e)	710	939
5.75%, 6/1/2017	1,190	1,184	Lincoln National Corp
HCA Inc			5.65%, 8/27/2012	865	904
6.50%, 2/15/2020(f)	1,400	1,421	6.15%, 4/7/2036	1,300	1,385
7.25%, 9/15/2020	765	807	7.00%, 5/17/2066(d)	1,655	1,671
8.50%, 4/15/2019	2,390	2,635	Marsh & McLennan Cos Inc
Highmark Inc			4.80%, 7/15/2021	810	818
4.75%, 5/15/2021(e)	2,030	2,071	MetLife Capital Trust IV
Multiplan Inc			7.88%, 12/15/2037(e)	4,480	4,913
9.88%, 9/1/2018(e)	1,030	1,105	Prudential Financial Inc
Radnet Management Inc			3.00%, 5/12/2016	4,545	4,586
10.38%, 4/1/2018	450	457	Willis Group Holdings PLC
Roche Holdings Inc			5.75%, 3/15/2021	2,150	2,241
7.00%, 3/1/2039(e)	1,520	1,959	WR Berkley Corp
Select Medical Corp			6.25%, 2/15/2037	1,820	1,863
7.63%, 2/1/2015	425	415	XL Group PLC
	$ 12,054		6.50%, 12/31/2049(d)	3,100	2,895
Holding Companies - Diversified - 0.08%				$ 41,533
Hutchison Whampoa International 09/19 Ltd			Internet - 0.16%
5.75%, 9/11/2019	760	835	Equinix Inc
Metalloinvest Finance Ltd			7.00%, 7/15/2021	355	369
6.50%, 7/21/2016(e)	200	201	Open Solutions Inc
Noble Group Ltd			9.75%, 2/1/2015(e)	2,290	1,328
6.75%, 1/29/2020	170	179	Zayo Group LLC/Zayo Capital Inc
Swire Pacific MTN Financing Ltd			10.25%, 3/15/2017	1,325	1,469
6.25%, 4/18/2018	130	144		$ 3,166
Votorantim Cimentos SA			Iron & Steel - 0.29%
7.25%, 4/5/2041(e)	200	202	ArcelorMittal
	$ 1,561		3.75%, 3/1/2016	140	144
			5.50%, 3/1/2021	2,995	3,068
			6.75%, 3/1/2041	1,070	1,094

See accompanying notes

5

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Iron & Steel (continued)			Media (continued)
Evraz Group SA			Univision Communications Inc
9.50%, 4/24/2018	$ 600 $	692	7.88%, 11/1/2020(e)	$ 70 $	72
Ferrexpo Finance PLC			8.50%, 5/15/2021(e)	1,530	1,515
7.88%, 4/7/2016(e)	200	205	Viacom Inc
Metinvest BV			6.88%, 4/30/2036	600	703
8.75%, 2/14/2018(e)	560	580		$ 40,426
	$ 5,783		Metal Fabrication & Hardware - 0.01%
Leisure Products & Services - 0.18%			WPE International Cooperatief UA
Harley-Davidson Financial Services Inc			10.38%, 9/30/2020	100	108
3.88%, 3/15/2016(e)	3,415	3,518
			Mining - 0.62%
Lodging - 0.51%			Alcoa Inc
Caesars Entertainment Operating Co Inc			5.90%, 2/1/2027	665	681
10.00%, 12/15/2018	841	753	ALROSA Finance SA
MGM Resorts International			7.75%, 11/3/2020(e)	800	876
10.00%, 11/1/2016(e)	1,710	1,845	AngloGold Ashanti Holdings PLC
13.00%, 11/15/2013	745	888	5.38%, 4/15/2020	535	539
Starwood Hotels & Resorts Worldwide Inc			Barrick Gold Corp
6.75%, 5/15/2018	255	285	2.90%, 5/30/2016(e)	1,425	1,468
7.15%, 12/1/2019	860	965	FMG Resources August 2006 Pty Ltd
Wyndham Worldwide Corp			6.88%, 2/1/2018(e)	1,165	1,212
5.63%, 3/1/2021	2,800	2,867	Freeport-McMoRan Copper & Gold Inc
5.75%, 2/1/2018	395	418	8.38%, 4/1/2017	2,085	2,278
7.38%, 3/1/2020	1,950	2,211	Gold Fields Orogen Holding BVI Ltd
	$ 10,232		4.88%, 10/7/2020(e)	225	218
Media - 2.03%			Midwest Vanadium Pty Ltd
CBS Corp			11.50%, 2/15/2018(e)	635	644
5.75%, 4/15/2020	2,685	2,991	Rio Tinto Finance USA Ltd
5.90%, 10/15/2040	530	536	1.88%, 11/2/2015	770	775
7.88%, 7/30/2030	60	73	Southern Copper Corp
Columbus International Inc			5.38%, 4/16/2020	449	478
11.50%, 11/20/2014	160	180	6.75%, 4/16/2040	320	339
Comcast Corp			Taseko Mines Ltd
4.95%, 6/15/2016	1,750	1,955	7.75%, 4/15/2019	500	509
6.40%, 3/1/2040	1,150	1,286	Teck Resources Ltd
6.45%, 3/15/2037	1,010	1,122	6.25%, 7/15/2041	1,445	1,550
6.50%, 11/15/2035	1,825	2,045	Vale Overseas Ltd
COX Communications Inc			6.88%, 11/21/2036	160	185
5.45%, 12/15/2014	1,095	1,227	Vedanta Resources PLC
Cumulus Media Inc			9.50%, 7/18/2018	605	671
7.75%, 5/1/2019(e)	1,655	1,589		$ 12,423
DIRECTV Holdings LLC / DIRECTV Financing			Miscellaneous Manufacturing - 0.51%
Co Inc			GE Capital Trust I
3.55%, 3/15/2015	925	982	6.38%, 11/15/2067	550	561
5.00%, 3/1/2021	1,445	1,542	Park-Ohio Industries Inc
5.88%, 10/1/2019	2,535	2,891	8.13%, 4/1/2021(e)	650	643
6.38%, 3/1/2041	1,475	1,622	Textron Inc
7.63%, 5/15/2016	1,430	1,553	6.20%, 3/15/2015	1,835	2,058
Discovery Communications LLC			Tyco Electronics Group SA
6.35%, 6/1/2040	665	747	6.00%, 10/1/2012	1,740	1,842
DISH DBS Corp			7.13%, 10/1/2037	105	132
6.75%, 6/1/2021(e)	1,330	1,373	Tyco International Finance SA
7.75%, 5/31/2015	1,160	1,269	4.13%, 10/15/2014	985	1,060
7.88%, 9/1/2019	1,757	1,930	6.00%, 11/15/2013	1,055	1,165
Grupo Televisa SA			Tyco International Ltd / Tyco International Finance
6.00%, 5/15/2018	200	224	SA
Kabel BW Erste Beteiligungs GmbH / Kabel			7.00%, 12/15/2019	2,220	2,721
Baden-Wurttemberg GmbH & Co KG				$ 10,182
7.50%, 3/15/2019(e)	500	515	Mortgage Backed Securities - 13.65%
NBC Universal Media LLC			Adjustable Rate Mortgage Trust
5.15%, 4/30/2020(e)	6,075	6,608	0.75%, 6/25/2035(d)	250	245
News America Inc			1.33%, 2/25/2035(d)	198	179
6.20%, 12/15/2034	1,510	1,512	Banc of America Funding Corp
Time Warner Inc			0.47%, 7/20/2036(d)	4,530	3,051
6.25%, 3/29/2041	280	303	Banc of America Large Loan Inc
7.63%, 4/15/2031	1,050	1,298	5.61%, 9/24/2017(d),(e)	5,725	5,746
Unitymedia Hessen GmbH & Co KG / Unitymedia			5.62%, 5/24/2017(d),(e)	1,500	1,514
NRW GmbH			5.82%, 6/15/2017(d),(e)	2,110	2,166
8.13%, 12/1/2017(e)	710	763

See accompanying notes

6

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Banc of America Merrill Lynch Commercial			Fannie Mae (continued)
Mortgage Inc			6.56%, 11/25/2036(d)	$ 6,161 $	947
0.28%, 7/10/2042(d)	$ 149,264 $	448	6.58%, 4/25/2037(d)	2,702	429
0.47%, 6/10/2049(d),(e)	1,000	706	6.73%, 4/25/2039(d)	1,713	1,858
4.97%, 7/10/2043	1,390	1,022	6.91%, 9/25/2031(d)	3,405	389
5.36%, 10/10/2045(d)	4,855	5,247	7.28%, 3/25/2039(d)	1,895	2,089
5.45%, 1/15/2049	2,970	3,211	38.13%, 8/25/2035(d)	484	245
5.52%, 1/15/2049	1,000	765	Fannie Mae Whole Loan
5.66%, 4/10/2049(d)	2,750	2,541	0.39%, 5/25/2035(d)	1,405	1,400
5.67%, 1/15/2049(d),(e)	1,335	545	FDIC Structured Sale Guaranteed Notes
5.89%, 7/10/2044	1,495	1,653	3.00%, 9/30/2019(e)	1,640	1,650
Banc of America Mortgage Securities Inc			FHLMC Multifamily Structured Pass Through
3.18%, 9/25/2035(d)	1,193	1,153	Certificates
BCRR Trust			1.52%, 8/25/2020(d)	19,785	1,823
4.25%, 7/7/2017(e)	458	414	Freddie Mac
5.86%, 12/15/2043(e)	2,975	3,015	0.49%, 6/15/2018(d)	363	363
Bear Stearns Alt-A Trust			0.54%, 2/15/2030(d)	10	10
0.47%, 7/25/2035(d)	254	180	0.64%, 6/15/2023(d)	632	633
Bella Vista Mortgage Trust			0.79%, 8/15/2018(d)	2,231	2,248
0.44%, 5/20/2045(b),(d)	630	349	4.00%, 9/15/2021	2,149	2,249
Citicorp Mortgage Securities Inc			4.00%, 6/15/2034(d)	23,583	2,986
5.25%, 8/25/2034(d)	161	161	4.50%, 10/15/2035(d)	10,689	1,694
Citigroup Commercial Mortgage Trust			5.00%, 7/15/2038(d)	6,891	1,314
0.52%, 10/15/2049(d)	49,215	612	5.50%, 6/15/2035	3,191	3,323
5.49%, 3/17/2051(d),(e)	2,102	2,043	6.31%, 11/15/2040(d)	10,659	1,782
5.62%, 4/10/2012(d)	1,168	1,166	6.51%, 3/15/2036(d)	14,104	2,255
5.70%, 6/10/2017(d)	1,000	998	6.96%, 2/15/2018(d)	3,523	320
6.07%, 12/10/2049(d)	1,750	1,212	7.36%, 11/15/2033(d)	3,195	550
Citigroup/Deutsche Bank Commercial Mortgage			GE Capital Commercial Mortgage Corp
Trust			0.19%, 5/10/2014(d)	13,680	63
5.32%, 12/11/2049	1,200	1,267	5.61%, 4/10/2017(d)	5,750	5,138
Commercial Mortgage Pass Through Certificates			Ginnie Mae
5.36%, 7/10/2037(d)	850	731	4.50%, 6/20/2039(d)	5,831	1,044
5.54%, 12/11/2049(d),(e)	1,200	1,180	5.00%, 10/16/2022(d)	9,585	947
5.95%, 8/9/2016(c),(e)	500	500	6.33%, 1/16/2038(d)	1,335	210
Countrywide Alternative Loan Trust			Greenpoint Mortgage Funding Trust
0.47%, 6/25/2036(d)	4,191	302	0.46%, 6/25/2045(d)	485	146
Countrywide Asset-Backed Certificates			Greenwich Capital Commercial Funding Corp
0.46%, 1/25/2036(d)	2,446	1,809	5.51%, 3/10/2039	3,775	3,049
0.47%, 11/25/2035(d)	228	216	GS Mortgage Securities Corp II
Countrywide Home Loan Mortgage Pass Through			0.65%, 11/10/2039(d),(e)	33,009	802
Trust			1.58%, 8/10/2020(d),(e)	32,027	3,020
5.00%, 4/25/2035	2,267	2,216	5.80%, 8/10/2045(d)	750	652
Credit Suisse First Boston Mortgage Securities			Impac CMB Trust
Corp			0.44%, 5/25/2037(b),(d)	3,115	2,544
0.32%, 11/15/2037(d),(e)	18,513	335	0.83%, 4/25/2035(d)	282	118
0.96%, 1/15/2037(d),(e)	21,003	453	Indymac Index Mortgage Loan Trust
4.96%, 1/15/2037(e)	3,300	3,322	0.37%, 2/25/2037(d)	3,744	2,907
Credit Suisse Mortgage Capital Certificates			0.42%, 4/25/2035(d)	492	311
0.20%, 12/15/2039(d)	18,700	301	JP Morgan Chase Commercial Mortgage Securities
0.57%, 9/15/2039(d),(e)	61,755	732	Corp
5.34%, 12/15/2043(d),(e)	1,400	1,355	0.51%, 2/15/2051(d)	48,428	627
5.38%, 12/15/2016(e)	3,250	3,294	1.97%, 9/15/2020(d),(e)	9,876	1,064
5.42%, 2/15/2040	3,250	2,819	5.10%, 9/12/2037(d)	300	178
5.47%, 8/16/2016(e)	4,690	4,693	5.31%, 1/15/2049	250	253
5.62%, 5/10/2017(d),(e)	4,000	4,055	5.37%, 5/15/2047	1,855	1,758
5.70%, 7/15/2017(e)	2,980	2,941	5.43%, 11/15/2016	2,215	2,295
5.70%, 6/15/2039(d)	1,900	2,039	5.44%, 6/12/2041(d)	3,205	3,066
6.00%, 7/15/2017(e)	1,775	1,773	6.09%, 2/12/2051(d)	2,040	1,585
Fannie Mae			6.19%, 2/12/2051(d),(e)	2,250	1,467
0.39%, 1/25/2023(d)	274	274	JP Morgan Mortgage Trust
0.44%, 11/25/2022(d)	204	203	5.69%, 6/25/2036(d)	89	89
0.44%, 3/25/2035(d)	338	338	LB-UBS Commercial Mortgage Trust
0.49%, 2/25/2018(d)	187	188	0.41%, 7/15/2040(d),(e)	60,746	1,121
0.49%, 2/25/2032(d)	364	364	0.50%, 2/15/2040(d)	14,375	286
1.29%, 10/25/2011(d)	26,232	55	5.46%, 2/15/2040(d)	750	741
6.00%, 5/25/2030	6,026	6,245	5.56%, 2/15/2040(d)	1,615	1,145
6.36%, 7/25/2038(d)	2,525	358	6.24%, 7/17/2040(d)	1,540	971
6.50%, 2/25/2047	1,420	1,605

See accompanying notes

7

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)			Oil & Gas - 3.31%
MASTR Asset Securitization Trust			Afren PLC
5.25%, 11/25/2035	$ 2,000 $	1,893	11.50%, 2/1/2016(e)	$ 710 $	768
Merrill Lynch Mortgage Investors Inc			Alliance Oil Co Ltd
0.54%, 8/25/2036(d)	258	142	9.88%, 3/11/2015	100	110
Merrill Lynch Mortgage Trust			Anadarko Petroleum Corp
5.78%, 8/12/2016	5,250	5,315	5.95%, 9/15/2016	2,100	2,421
Merrill Lynch/Countrywide Commercial Mortgage			6.20%, 3/15/2040	1,795	1,911
Trust			6.95%, 6/15/2019	1,190	1,434
0.52%, 8/12/2048(d)	39,344	828	Antero Resources Finance Corp
0.62%, 12/12/2049(d)	83,571	1,626	7.25%, 8/1/2019(e),(f)	300	305
5.49%, 3/12/2051	2,065	2,204	BP Capital Markets PLC
5.53%, 3/12/2051	8,430	7,747	3.13%, 10/1/2015	1,415	1,482
Morgan Stanley Capital I			3.63%, 5/8/2014	1,820	1,927
0.44%, 6/12/2012(d)	8,478	7,864	Canadian Natural Resources Ltd
5.10%, 12/15/2041(d),(e)	2,750	2,789	5.70%, 5/15/2017	1,405	1,640
5.36%, 3/15/2044(d)	2,595	2,749	Chaparral Energy Inc
5.59%, 6/12/2012(d)	1,375	1,391	8.25%, 9/1/2021	1,025	1,058
5.59%, 4/12/2049(d)	1,360	1,432	8.88%, 2/1/2017(d)	455	469
Morgan Stanley Reremic Trust			9.88%, 10/1/2020	1,085	1,185
2.50%, 2/23/2051(c),(e)	11,597	11,563	Chesapeake Energy Corp
3.00%, 1/17/2013(e)	3,864	3,883	6.13%, 2/15/2021	4,295	4,488
3.25%, 12/17/2043(e)	13,500	13,545	9.50%, 2/15/2015	5	6
4.97%, 4/16/2040(e)	3,235	3,232	CNPC HK Overseas Capital Ltd
5.80%, 8/12/2045(d),(e)	2,745	2,720	4.50%, 4/28/2021	400	403
5.80%, 8/12/2045(d),(e)	3,725	3,693	ConocoPhillips
10.24%, 12/17/2043(d),(e)	8,000	8,389	5.75%, 2/1/2019	500	588
Nomura Asset Acceptance Corp			ConocoPhillips Holding Co
0.54%, 2/25/2035(d)	53	45	6.95%, 4/15/2029	2,195	2,763
RBSCF Trust			Denbury Resources Inc
4.67%, 4/15/2015(d),(e)	900	956	8.25%, 2/15/2020	764	844
5.31%, 3/16/2012(e)	5,020	5,099	9.75%, 3/1/2016	1,625	1,816
5.34%, 12/16/2016(d),(e)	2,000	2,009	Devon Energy Corp
5.80%, 7/17/2014(d),(e)	400	421	2.40%, 7/15/2016	1,895	1,925
Residential Asset Securitization Trust			5.60%, 7/15/2041	2,785	2,902
5.50%, 2/25/2035	1,648	1,662	Ecopetrol SA
Structured Adjustable Rate Mortgage Loan Trust			7.63%, 7/23/2019	710	863
0.89%, 8/25/2034(b),(d)	2,626	218	Gazprom OAO Via Gaz Capital SA
Structured Asset Mortgage Investments Inc			7.29%, 8/16/2037(e)	690	769
0.50%, 9/25/2045(d)	632	407	GMX Resources Inc
Structured Asset Securities Corp			11.38%, 2/15/2019(e)	365	348
5.00%, 5/25/2035	1,362	1,363	Hilcorp Energy I LP/Hilcorp Finance Co
5.00%, 5/25/2035	1,300	1,296	7.63%, 4/15/2021(e)	870	922
5.50%, 6/25/2036(d)	4,147	1,695	8.00%, 2/15/2020(e)	345	373
Thornburg Mortgage Securities Trust			Linn Energy LLC/Linn Energy Finance Corp
0.31%, 8/25/2011(d)	1,915	1,909	6.50%, 5/15/2019(e)	950	949
Wachovia Bank Commercial Mortgage Trust			7.75%, 2/1/2021(e)	535	570
0.39%, 12/15/2043(d),(e)	3,750	2,725	8.63%, 4/15/2020	360	399
0.54%, 10/15/2041(d),(e)	25,697	70	Marathon Petroleum Corp
0.68%, 5/15/2044(d),(e)	8,631	47	5.13%, 3/1/2021(e)	1,145	1,214
5.60%, 12/15/2043	1,960	412	Nexen Inc
5.80%, 7/15/2045	3,155	3,208	6.40%, 5/15/2037	690	743
WAMU Commercial Mortgage Securities Trust			Noble Energy Inc
3.83%, 1/25/2035(e)	119	120	6.00%, 3/1/2041	2,000	2,158
WaMu Mortgage Pass Through Certificates			Novatek Finance Ltd
2.57%, 5/25/2035(d)	331	321	6.60%, 2/3/2021(e)	200	214
2.66%, 12/25/2035(d)	1,490	1,432	OGX Petroleo e Gas Participacoes SA
Washington Mutual Alternative Mortgage Pass-			8.50%, 6/1/2018(e)	830	875
Through Certificates			Pacific Rubiales Energy Corp
0.37%, 1/25/2047(d)	2,951	95	8.75%, 11/10/2016	100	113
Wells Fargo Commercial Mortgage Trust			Pan American Energy LLC/Argentine Branch
1.47%, 10/15/2020(d),(e)	12,357	1,097	7.88%, 5/7/2021	315	339
Wells Fargo Mortgage Backed Securities Trust			Petrobras International Finance Co - Pifco
2.80%, 10/25/2035(d)	868	739	5.38%, 1/27/2021	515	549
6.00%, 10/25/2036(d)	6,788	6,783	Petro-Canada
	$ 271,593		5.95%, 5/15/2035	1,830	1,932
Office & Business Equipment - 0.12%			Petrohawk Energy Corp
Xerox Corp			10.50%, 8/1/2014	415	472
6.75%, 2/1/2017	2,080	2,468	Petroleos Mexicanos
			5.50%, 1/21/2021(e)	170	181

See accompanying notes

8

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Oil & Gas (continued)			Other Asset Backed Securities (continued)
Petroleum Development Corp			Countrywide Asset-Backed Certificates
12.00%, 2/15/2018	$ 1,825 $	2,035	(continued)
Petroquest Energy Inc			0.71%, 6/25/2035(d)	$ 1,835 $	1,722
10.00%, 9/1/2017	545	578	1.79%, 1/25/2034(d)	28	18
Pioneer Natural Resources Co			First-Citizens Home Equity Loan LLC
7.50%, 1/15/2020	465	536	0.40%, 9/15/2022(d),(e)	532	439
Plains Exploration & Production Co			JP Morgan Mortgage Acquisition Corp
6.63%, 5/1/2021	550	575	0.27%, 12/25/2036(d)	247	83
Precision Drilling Corp			0.27%, 3/25/2037(d)	661	625
6.50%, 12/15/2021(e)	155	158	0.34%, 3/25/2037(d)	3,820	2,772
6.63%, 11/15/2020	655	678	5.45%, 11/25/2036	3,524	3,557
Pride International Inc			Long Beach Mortgage Loan Trust
7.88%, 8/15/2040	930	1,226	0.69%, 2/25/2035(d)	1,320	1,295
PTTEP Canada International Finance Ltd			Marriott Vacation Club Owner Trust
5.69%, 4/5/2021(e)	310	320	5.52%, 5/20/2029(d),(e)	678	710
QGOG Atlantic / Alaskan Rigs Ltd			MSDWCC Heloc Trust
5.25%, 7/30/2018(e)	200	203	0.38%, 7/25/2017(d)	437	372
Quicksilver Resources Inc			Ownit Mortgage Loan Asset Backed Certificates
11.75%, 1/1/2016	467	539	0.49%, 8/25/2036(d)	43	42
Ras Laffan Liquefied Natural Gas Co Ltd II			Popular ABS Mortgage Pass-Through Trust
5.30%, 9/30/2020	1,115	1,199	0.46%, 5/25/2035(d)	1,391	982
Reliance Holdings USA Inc			Residential Asset Mortgage Products Inc
6.25%, 10/19/2040	250	244	0.46%, 7/25/2035(d)	174	171
Rowan Cos Inc				$ 31,450
5.00%, 9/1/2017	2,965	3,225	Packaging & Containers - 0.08%
SandRidge Energy Inc			Crown Cork & Seal Co Inc
8.00%, 6/1/2018(e)	255	270	7.38%, 12/15/2026	450	450
Talisman Energy Inc			Plastipak Holdings Inc
5.13%, 5/15/2015	1,040	1,164	8.50%, 12/15/2015(e)	750	781
TNK-BP Finance SA			10.63%, 8/15/2019(e)	310	353
7.25%, 2/2/2020(e)	910	1,015		$ 1,584
Transocean Inc			Pharmaceuticals - 0.45%
6.00%, 3/15/2018	1,375	1,567	AmerisourceBergen Corp
6.50%, 11/15/2020	2,095	2,458	5.63%, 9/15/2012	200	211
Valero Energy Corp			Endo Pharmaceuticals Holdings Inc
6.63%, 6/15/2037	1,150	1,247	7.00%, 7/15/2019(e)	395	414
Venoco Inc			7.25%, 1/15/2022(e)	200	210
8.88%, 2/15/2019	475	492	Giant Funding Corp
11.50%, 10/1/2017	865	958	8.25%, 2/1/2018(e)	375	395
W&T Offshore Inc			Merck & Co Inc
8.50%, 6/15/2019(e)	350	364	5.95%, 12/1/2028	840	971
Zhaikmunai LLP			6.50%, 12/1/2033(d)	1,095	1,347
10.50%, 10/19/2015	315	331	Mylan Inc/PA
	$ 65,810		7.88%, 7/15/2020(e)	665	738
Oil & Gas Services - 0.26%			Omnicare Inc
Cameron International Corp			7.75%, 6/1/2020	960	1,046
5.95%, 6/1/2041	1,765	1,863	Sanofi-Aventis SA
7.00%, 7/15/2038	1,055	1,258	4.00%, 3/29/2021	1,430	1,488
Key Energy Services Inc			Watson Pharmaceuticals Inc
6.75%, 3/1/2021	350	361	5.00%, 8/15/2014	1,980	2,161
SESI LLC				$ 8,981
6.38%, 5/1/2019(e)	395	398	Pipelines - 1.16%
Weatherford International Ltd/Bermuda			Chesapeake Midstream Partners LP / CHKM
5.13%, 9/15/2020	1,095	1,175	Finance Corp
6.75%, 9/15/2040	125	142	5.88%, 4/15/2021(e)	1,000	997
	$ 5,197		El Paso Corp
Other Asset Backed Securities - 1.58%			7.75%, 1/15/2032	835	992
Ameriquest Mortgage Securities Inc			Energy Transfer Equity LP
0.49%, 3/25/2035(d)	193	189	7.50%, 10/15/2020	480	514
Carrington Mortgage Loan Trust			Energy Transfer Partners LP
0.47%, 12/25/2035(d)	6,172	5,948	4.65%, 6/1/2021	1,280	1,280
Chase Funding Mortgage Loan Asset-Backed			6.05%, 6/1/2041	1,760	1,760
Certificates			Enterprise Products Operating LLC
0.65%, 12/25/2033(d)	30	28	6.13%, 10/15/2039	1,060	1,132
0.79%, 7/25/2033(d)	1,648	1,430	6.45%, 9/1/2040	5	6
Countrywide Asset-Backed Certificates			8.38%, 8/1/2066	3,115	3,388
0.32%, 11/25/2037(d)	5,320	4,022	Kinder Morgan Energy Partners LP
0.35%, 2/25/2037(d)	7,775	6,318	6.38%, 3/1/2041	1,210	1,306
0.48%, 2/25/2036(d)	733	727	6.95%, 1/15/2038	300	345

See accompanying notes

9

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Pipelines (continued)			Retail (continued)
MarkWest Energy Partners LP / MarkWest Energy			Ltd Brands Inc
Finance Corp			6.63%, 4/1/2021	$ 495 $	512
6.50%, 8/15/2021	$ 210 $	219	Macy's Retail Holdings Inc
6.75%, 11/1/2020	105	112	5.75%, 7/15/2014	875	967
8.75%, 4/15/2018	1,585	1,736	5.90%, 12/1/2016	3,595	4,098
ONEOK Partners LP			6.90%, 4/1/2029	145	165
3.25%, 2/1/2016	2,380	2,477	Nordstrom Inc
Regency Energy Partners LP/Regency Energy			6.25%, 1/15/2018	1,480	1,748
Finance Corp			Suburban Propane Partners LP/Suburban Energy
6.50%, 7/15/2021	480	499	Finance Corp
6.88%, 12/1/2018	840	890	7.38%, 3/15/2020	520	555
9.38%, 6/1/2016	375	419	Target Corp
Transportadora de Gas del Sur SA			0.42%, 7/18/2014(d)	2,055	2,058
7.88%, 5/14/2017	78	77	1.13%, 7/18/2014	1,400	1,405
Williams Cos Inc/The			Toys R Us Property Co II LLC
7.88%, 9/1/2021	3,930	4,976	8.50%, 12/1/2017	470	503
	$ 23,125		Yum! Brands Inc
Publicly Traded Investment Fund - 0.01%			3.88%, 11/1/2020	1,245	1,247
Koks OAO Via Koks Finance Ltd			6.88%, 11/15/2037	560	662
7.75%, 6/23/2016(e)	200	204		$ 30,674
			Savings & Loans - 0.14%
Real Estate - 0.05%			Santander Holdings USA Inc
Atlantic Finance Ltd			4.63%, 4/19/2016	2,745	2,836
10.75%, 5/27/2014(d)	210	235
Country Garden Holdings Co			Semiconductors - 0.25%
11.13%, 2/23/2018(e)	360	373	Applied Materials Inc
Longfor Properties Co Ltd			5.85%, 6/15/2041	255	274
9.50%, 4/7/2016(e)	200	207	Freescale Semiconductor Inc
Shimao Property Holdings Ltd			9.25%, 4/15/2018(e)	385	420
9.65%, 8/3/2017	225	210	Jazz Technologies Inc
	$ 1,025		8.00%, 6/30/2015	1,471	1,416
Regional Authority - 0.07%			Texas Instruments Inc
Provincia de Buenos Aires/Argentina			2.38%, 5/16/2016	2,740	2,807
10.88%, 1/26/2021(e)	1,085	1,030		$ 4,917
Provincia de Cordoba			Software - 0.23%
12.38%, 8/17/2017	435	457	First Data Corp
	$ 1,487		7.38%, 6/15/2019(e)	645	650
REITS - 0.55%			Fiserv Inc
Developers Diversified Realty Corp			3.13%, 6/15/2016	1,970	2,006
4.75%, 4/15/2018	3,785	3,838	Oracle Corp
Digital Realty Trust LP			5.38%, 7/15/2040(e)	1,225	1,301
4.50%, 7/15/2015	1,960	2,069	6.13%, 7/8/2039	475	556
DuPont Fabros Technology LP				$ 4,513
8.50%, 12/15/2017	775	848	Sovereign - 0.22%
Entertainment Properties Trust			Australia Government Bond
7.75%, 7/15/2020	3,790	4,245	5.75%, 5/15/2021	55	65
	$ 11,000		Austria Government Bond
Retail - 1.54%			4.65%, 1/15/2018	50	80
Academy Ltd / Academy Finance Corp			Belgium Government Bond
9.25%, 8/1/2019(e),(f)	155	157	3.50%, 3/28/2015	120	173
AmeriGas Partners LP / AmeriGas Finance Corp			Bundesobligation
6.25%, 8/20/2019(f)	495	496	2.50%, 2/27/2015	40	60
CVS Caremark Corp			Bundesrepublik Deutschland
3.25%, 5/18/2015	1,105	1,162	4.25%, 7/4/2018	105	171
5.75%, 5/15/2041	2,320	2,416	4.75%, 7/4/2028	35	60
6.60%, 3/15/2019	1,170	1,406	Canadian Government Bond
CVS Pass-Through Trust			2.00%, 12/1/2014	50	53
5.77%, 1/10/2033(e)	2,382	2,494	5.75%, 6/1/2033	25	36
7.51%, 1/10/2032(e)	331	393	Denmark Government Bond
DineEquity Inc			4.00%, 11/15/2017	160	34
9.50%, 10/30/2018	1,035	1,137	Finland Government Bond
Grupo Famsa SAB de CV			4.25%, 7/4/2015	30	47
11.00%, 7/20/2015	220	239	France Government Bond OAT
Home Depot Inc			3.50%, 4/25/2020	65	97
4.40%, 4/1/2021	5,205	5,454	3.75%, 4/25/2021	90	136
5.95%, 4/1/2041	410	445	4.50%, 4/25/2041	30	48
Inergy LP/Inergy Finance Corp			French Treasury Note BTAN
6.88%, 8/1/2021(e)	950	955	3.00%, 7/12/2014	23	34

See accompanying notes

10

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Sovereign (continued)			Telecommunications (continued)
Italy Buoni Poliennali Del Tesoro			Digicel Ltd
3.00%, 11/1/2015	$ 25 $	33	8.25%, 9/1/2017(e)	$ 300 $	311
3.50%, 6/1/2014	25	35	12.00%, 4/1/2014(e)	805	930
4.25%, 3/1/2020	235	307	EH Holding Corp
Japan Government Ten Year Bond			6.50%, 6/15/2019(e)	585	602
1.30%, 3/20/2015	1,500	20	Global Crossing Ltd
1.40%, 6/20/2019	10,000	136	9.00%, 11/15/2019(e)	120	146
1.50%, 12/20/2017	50,000	688	12.00%, 9/15/2015	980	1,137
1.70%, 3/20/2017	39,000	542	Goodman Networks Inc
Japan Government Thirty Year Bond			12.13%, 7/1/2018(e)	890	892
2.00%, 9/20/2040	5,000	65	Indosat Palapa Co BV
Japan Government Twenty Year Bond			7.38%, 7/29/2020	150	170
1.90%, 3/20/2024	21,800	301	Intelsat Luxembourg SA
Mexican Bonos			11.25%, 2/4/2017	585	626
7.25%, 12/15/2016(d)	350	32	11.50%, 2/4/2017	3,993	4,293
Netherlands Government Bond			Level 3 Communications Inc
2.75%, 1/15/2015	40	59	11.88%, 2/1/2019(e)	1,065	1,166
3.25%, 7/15/2021	15	22	Level 3 Escrow Inc
4.00%, 7/15/2018	25	39	8.13%, 7/1/2019(e)	450	453
Poland Government Bond			Level 3 Financing Inc
5.50%, 4/25/2015	22	8	9.25%, 11/1/2014	368	378
5.75%, 4/25/2014	95	35	10.00%, 2/1/2018	710	765
Spain Government Bond			MTS International Funding Ltd
3.80%, 1/31/2017	50	66	8.63%, 6/22/2020(e)	410	469
4.10%, 7/30/2018	50	65	Nextel Communications Inc
4.65%, 7/30/2025	20	24	7.38%, 8/1/2015	2,545	2,545
Sri Lanka Government International Bond			NII Capital Corp
6.25%, 1/27/2021(e)	265	271	7.63%, 4/1/2021	1,033	1,085
Sweden Government Bond			Qtel International Finance Ltd
6.75%, 5/5/2014	190	34	3.38%, 10/14/2016	550	553
Switzerland Government Bond			4.75%, 2/16/2021(e)	200	201
3.75%, 6/10/2015	20	29	SBA Tower Trust
United Kingdom Gilt			4.25%, 4/15/2015(e)	2,490	2,637
2.75%, 1/22/2015	20	35	Telefonica Emisiones SAU
4.25%, 12/7/2040	25	43	0.60%, 2/4/2013(d)	2,075	2,039
4.50%, 3/7/2019	55	103	3.73%, 4/27/2015	1,425	1,432
5.00%, 3/7/2025	60	115	3.99%, 2/16/2016	3,860	3,877
Venezuela Government International Bond			5.46%, 2/16/2021	1,760	1,765
5.75%, 2/26/2016	285	222	Telefonica Moviles Chile SA
	$ 4,423		2.88%, 11/9/2015	145	145
Student Loan Asset Backed Securities - 0.18%			Telemovil Finance Co Ltd
SLM Student Loan Trust			8.00%, 10/1/2017(e)	475	506
1.15%, 10/25/2012(d)	1,000	1,012	Verizon Communications Inc
1.35%, 10/25/2016(d)	2,482	2,508	4.60%, 4/1/2021	410	441
	$ 3,520		6.25%, 4/1/2037	1,100	1,229
Telecommunications - 2.77%			Verizon Global Funding Corp
America Movil SAB de CV			7.75%, 12/1/2030	1,045	1,365
5.00%, 3/30/2020	231	250	Vimpel Communications Via VIP Finance Ireland
5.63%, 11/15/2017	399	459	Ltd OJSC
AT&T Inc			7.75%, 2/2/2021(e)	200	206
2.95%, 5/15/2016	3,645	3,770	9.13%, 4/30/2018(e)	375	424
6.15%, 9/15/2034	880	958	9.13%, 4/30/2018	100	113
6.50%, 9/1/2037	895	1,015	Vodafone Group PLC
Bakrie Telecom Pte Ltd			0.53%, 2/27/2012(d)	4,000	4,004
11.50%, 5/7/2015(e)	140	143	Wind Acquisition Finance SA
11.50%, 5/7/2015	375	383	11.75%, 7/15/2017(e)	1,680	1,863
CenturyLink Inc			Wind Acquisition Holdings Finance SA
6.45%, 6/15/2021	600	619	12.25%, 7/15/2017(e),(g)	1,468	1,634
Cincinnati Bell Inc				$ 55,101
8.38%, 10/15/2020	1,820	1,838	Transportation - 0.43%
Clearwire Communications LLC/Clearwire			BLT Finance BV
Finance Inc			7.50%, 5/15/2014	920	649
12.00%, 12/1/2015(e)	1,510	1,542	CSX Corp
CommScope Inc			5.50%, 4/15/2041	1,070	1,107
8.25%, 1/15/2019(e)	1,375	1,430	6.25%, 3/15/2018	1,185	1,398
Digicel Group Ltd			7.38%, 2/1/2019	1,270	1,584
9.13%, 1/15/2015(e),(g)	2,030	2,063	Inversiones Alsacia SA
10.50%, 4/15/2018	205	229	8.00%, 8/18/2018(e)	325	312

See accompanying notes

11

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2011 (unaudited)

	Principal			Principal
	Amount		SENIOR FLOATING RATE INTERESTS	Amount
BONDS (continued)	(000's)	Value (000's)	(continued)	(000's) Value (000's)
Transportation (continued)			Computers - 0.01%
Kansas City Southern de Mexico SA de CV			Spansion LLC, Term Loan
6.13%, 6/15/2021(e)	$ 634	$ 648	4.75%, 2/9/2015(d)	$ 232 $	232
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc			Consumer Products - 0.04%
8.63%, 11/1/2017	420	406	Reynolds Group Holdings Inc, Term Loan
8.63%, 11/1/2017(e)	405	392	0.00%, 7/7/2018(d),(h)	855	849
Navios Maritime Holdings Inc / Navios Maritime
Finance US Inc			Diversified Financial Services - 0.10%
8.88%, 11/1/2017	775	787	Nuveen Investments Inc, Term Loan
PHI Inc			5.75%, 5/13/2017(d)	487	486
8.63%, 10/15/2018	845	866	12.50%, 7/9/2015(d)	955	1,012
Swift Services Holdings Inc			Springleaf Financial Funding Co, Term Loan
10.00%, 11/15/2018	450	484	5.50%, 5/28/2017(d)	535	522
		$ 8,633		$ 2,020
Trucking & Leasing - 0.05%			Electric - 0.13%
Aircastle Ltd			NRG Energy Inc, Term Loan B
9.75%, 8/1/2018	915	1,013	0.00%, 5/5/2018(d),(h)	450	450
			Texas Competitive Electric Holdings Co LLC,
TOTAL BONDS		$ 1,165,751	Term Loan
	Principal		3.69%, 10/10/2014(d)	2,608	2,044
	Amount			$ 2,494
CONVERTIBLE BONDS - 0.04%	(000's)	Value (000's)	Entertainment - 0.09%
Aerospace & Defense - 0.02%			CCM Merger Inc, Term Loan
GenCorp Inc			7.00%, 2/1/2017(d)	1,737	1,753
4.06%, 12/31/2039	360	350
			Forest Products & Paper - 0.03%
Telecommunications - 0.02%			Exopack LLC, Term Loan
Clearwire Communications LLC / Clearwire			6.50%, 5/6/2017(d)	635	632
Finance Inc
8.25%, 12/1/2040(e)	695	466	Healthcare - Services - 0.17%
			Aurora Diagnostics Inc, Term Loan
TOTAL CONVERTIBLE BONDS		$ 816	6.25%, 4/20/2016(d)	280	280
	Principal		HCA Inc, Term Loan B3
SENIOR FLOATING RATE INTERESTS -	Amount		3.50%, 5/1/2018(d)	943	921
1.87%	(000's)	Value (000's)	IASIS Healthcare LLC, Term Loan
Advertising - 0.03%			5.00%, 5/17/2018(d)	185	184
Getty Images Inc, Term Loan			Multiplan Inc, Term Loan B
5.25%, 11/3/2016(d)	$ 544	$ 547	4.75%, 8/26/2017(d)	1,498	1,488
			Renal Advantage Holdings Inc, Term Loan
Automobile Manufacturers - 0.01%			5.75%, 12/8/2016(d)	557	559
Ford Motor Co, Term Loan				$ 3,432
2.94%, 12/16/2013(d)	161	161	Insurance - 0.19%
			Asurion Corp, Term Loan
Automobile Parts & Equipment - 0.04%			5.50%, 5/10/2018(d)	1,550	1,533
Hayes Lemmerz International Inc, Term Loan			9.00%, 5/10/2019(d)	1,780	1,790
12.00%, 12/11/2013(d)	416	424	CNO Financial Group Inc, Term Loan
HHI Holdings LLC, Term Loan			6.25%, 9/30/2016(d)	527	530
7.00%, 3/18/2017(d)	309	309		$ 3,853
		$ 733	Internet - 0.03%
Chemicals - 0.04%			Open Solutions Inc, Term Loan B
AZ Chem US Inc, Term Loan			2.38%, 1/23/2014(d)	556	482
4.75%, 11/19/2016(d)	309	309
Ineos US Finance LLC, PIK Term Loan			Lodging - 0.13%
7.50%, 12/16/2013(d),(g)	263	270	Ameristar Casinos Inc, Term Loan
8.00%, 12/16/2014(d),(g)	269	279	4.00%, 4/14/2018(d)	185	184
		$ 858	Caesars Entertainment Operating Co Inc, Term
Coal - 0.03%			Loan
Walter Energy Inc, Term Loan			3.23%, 1/28/2015(d)	2,572	2,314
4.00%, 2/3/2018(d)	643	643		$ 2,498
			Machinery - Diversified - 0.06%
Commercial Services - 0.05%			Edwards Cayman Islands II Ltd, Term Loan
Hertz Corp/The, Term Loan			5.50%, 5/31/2016(d)	746	744
3.75%, 2/16/2018(d)	603	601	Manitowoc Co Inc/The, Term Loan
Interactive Data Corp, Term Loan			4.25%, 11/11/2017(d)	485	486
4.75%, 1/31/2018(d)	464	463		$ 1,230
		$ 1,064	Media - 0.15%
			Cumulus Media Inc, Term Loan
			0.00%, 6/15/2018(d),(h)	255	253

See accompanying notes

12

Schedule of Investments Bond & Mortgage Securities Fund July 31, 2011 (unaudited)

	Principal			Principal
SENIOR FLOATING RATE INTERESTS	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
(continued)	(000's) Value (000's)		AGENCY OBLIGATIONS (continued)	(000's) Value (000's)
Media (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Cumulus Media Inc, Term Loan (continued)			5.00%, 6/1/2031(j)	$ 3,481 $	3,728
0.00%, 1/14/2019(d),(h)	$ 135	$ 135	5.00%, 8/1/2040(j)	15,842	16,956
Univision Communications Inc, Term Loan			5.07%, 7/1/2034(d),(j)	96	102
4.44%, 3/29/2017(d)	2,818	2,667	5.50%, 3/1/2018(j)	289	313
		$ 3,055	5.50%, 8/1/2023(j)	3,152	3,429
Pharmaceuticals - 0.06%			5.50%, 6/1/2024(j)	385	421
Grifols SA, Term Loan			5.50%, 4/1/2033(j)	146	159
6.00%, 6/4/2016(d)	910	912	5.50%, 5/1/2033(j)	449	490
NBTY Inc, Term Loan			5.50%, 10/1/2033(j)	365	399
4.25%, 10/1/2017(d)	262	262	5.50%, 12/1/2033(j)	2,543	2,790
		$ 1,174	5.50%, 2/1/2035(j)	2,149	2,348
Retail - 0.15%			5.50%, 11/1/2036(j)	2,754	3,004
DineEquity Inc, Term Loan			5.50%, 4/1/2038(j)	1,936	2,111
4.25%, 10/19/2017(d)	543	543	5.50%, 8/1/2038(j)	2,041	2,245
Dunkin' Brands Inc, Term Loan			5.50%, 9/1/2039(j)	6,005	6,543
4.25%, 11/23/2017(d)	498	497	5.50%, 3/1/2040(j)	2,990	3,263
Neiman Marcus Group Inc/The, Term Loan			6.00%, 7/1/2017(j)	74	80
4.75%, 4/25/2018(d)	525	517	6.00%, 3/1/2022(j)	252	277
OSI Restaurant Partners LLC, REV Loan			6.00%, 7/1/2023(j)	943	1,042
0.06%, 6/14/2013(d)	50	48	6.00%, 6/1/2028(j)	16	18
OSI Restaurant Partners LLC, Term Loan			6.00%, 1/1/2029(j)	5	6
2.50%, 6/14/2014(d)	518	500	6.00%, 3/1/2031(j)	37	41
Petco Animal Supplies Inc, Term Loan			6.00%, 4/1/2031(j)	3	3
4.50%, 11/24/2017(d)	510	507	6.00%, 12/1/2031(j)	203	226
PVH Corp, Term Loan			6.00%, 12/1/2032(j)	196	219
3.50%, 5/6/2016(d)	265	265	6.00%, 2/1/2033(j)	251	280
		$ 2,877	6.00%, 12/1/2033(j)	294	327
Semiconductors - 0.11%			6.00%, 10/1/2036(d),(j)	1,989	2,205
Freescale Semiconductor Inc, Term Loan			6.00%, 12/1/2037(d),(j)	2,756	3,056
4.44%, 12/1/2016(d)	1,610	1,597	6.00%, 1/1/2038(j)	1,969	2,193
Microsemi Term Loan			6.00%, 1/1/2038(d),(j)	833	924
4.00%, Corp, 10/30/2017 (d)	547	546	6.00%, 7/1/2038(j)	9,691	10,791
NXP Funding LLC, Delay-Draw Term Loan			6.50%, 6/1/2017(j)	193	212
4.49%, 3/7/2017 (d)	55	55	6.50%, 3/1/2029(j)	4	4
			6.50%, 3/1/2029(j)	27	31
		$ 2,198	6.50%, 5/1/2029(j)	42	48
Software - 0.10%			6.50%, 4/1/2031(j)	21	24
First Data Corp, Term Loan B1			6.50%, 6/1/2031(j)	2	2
2.94%, 12/24/2014(d)	948	882
			6.50%, 9/1/2031(j)	12	14
First Data Corp, Term Loan B3			6.50%, 2/1/2032(j)	18	21
2.94%, 9/24/2014(d)	875	813
			6.50%, 2/1/2032(j)	13	15
Reynolds & Reynolds Co/The, Term Loan			6.50%, 5/1/2032(j)	51	58
3.75%, 4/21/2018(d)	375	375
			6.50%, 4/1/2035(j)	493	558
		$ 2,070	6.50%, 10/1/2035(j)	250	282
Telecommunications - 0.12%			7.00%, 12/1/2029(j)	16	19
Intelsat Jackson Holdings SA, Term Loan			7.00%, 6/1/2030(j)	27	31
3.25%, 2/1/2014(d)	550	523
			7.00%, 12/1/2030(j)	21	24
5.25%, 4/3/2018(d)	95	95
			7.00%, 6/1/2031(j)	1	1
Level 3 Financing Inc, Bridge Loan			7.00%, 9/1/2031(j)	6	7
0.00%, 4/11/2017(c),(d),(h),(i)	1,000	1,000
			7.50%, 9/1/2030(j)	6	7
Level 3 Financing Inc, Term Loan			7.50%, 9/1/2030(j)	5	6
2.44%, 3/13/2014(d)	735	708
			7.50%, 12/1/2030(j)	1	1
		$ 2,326	7.50%, 1/1/2031(j)	31	36
TOTAL SENIOR FLOATING RATE INTERESTS		$ 37,181	7.50%, 3/1/2031(j)	10	12
	Principal		7.50%, 2/1/2032(j)	17	20
U.S. GOVERNMENT & GOVERNMENT	Amount		8.00%, 9/1/2030(j)	122	146
AGENCY OBLIGATIONS - 43.00%	(000's)	Value (000's)		$ 95,714
Federal Home Loan Mortgage Corporation (FHLMC) - 4.81%			Federal National Mortgage Association (FNMA) - 23.45%
2.51%, 12/1/2035(d),(j)	$ 95	$ 100	1.77%, 10/1/2034(d),(j)	325	337
2.56%, 5/1/2037(d),(j)	482	511	2.33%, 9/1/2038(d),(j)	4,548	4,753
2.62%, 1/1/2034(d),(j)	197	207	2.35%, 12/1/2032(d),(j)	241	253
4.50%, 4/1/2031(j)	6,626	7,007	2.36%, 2/1/2036(d),(j)	40	40
4.50%, 6/1/2040(j)	3,295	3,455	2.38%, 4/1/2036(d),(j)	500	527
4.50%, 8/1/2040(j)	519	544	2.40%, 1/1/2033(d),(j)	232	243
4.50%, 1/1/2041(j)	6,573	6,893	2.43%, 3/1/2035(d),(j)	552	580
5.00%, 3/1/2018(j)	1,759	1,885	2.48%, 7/1/2033(d),(j)	2,027	2,131
5.00%, 5/1/2018(j)	1,208	1,306	2.59%, 7/1/2034(d),(j)	647	680
5.00%, 10/1/2018(j)	842	910	2.74%, 8/1/2035(d),(j)	32	33
5.00%, 1/1/2019(j)	1,228	1,328	2.76%, 4/1/2033(d),(j)	345	362

See accompanying notes

13

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
2.84%, 8/1/2035(d),(j)	$ 401	$ 421	6.00%, 5/1/2038(j)	$ 1,584	$ 1,755
2.87%, 3/1/2035(d),(j)	6,624	7,007	6.00%, 5/1/2038(j)	858	951
3.39%, 4/1/2041(d),(j)	3,947	4,097	6.00%, 8/1/2038(j)	1,464	1,630
3.50%, 8/1/2025(j),(k)	1,950	2,005	6.00%, 8/1/2038(j)	3,458	3,851
3.50%, 12/1/2025(j)	4,918	5,063	6.00%, 8/1/2040(j),(k)	8,160	8,973
4.00%, 8/1/2020(j)	7,410	7,879	6.02%, 12/1/2036(d),(j)	2,054	2,219
4.00%, 8/1/2025(j),(k)	29,950	31,382	6.50%, 7/1/2016(j)	9	10
4.00%, 2/1/2031(j)	1,911	1,987	6.50%, 2/1/2017(j)	26	29
4.00%, 2/1/2031(j)	1,663	1,729	6.50%, 3/1/2017(j)	14	15
4.00%, 3/1/2031(j)	14,930	15,523	6.50%, 4/1/2017(j)	8	9
4.00%, 4/1/2031(j)	13,660	14,202	6.50%, 8/1/2017(j)	190	209
4.00%, 4/1/2031(j)	2,931	3,048	6.50%, 5/1/2022(j)	21	24
4.00%, 6/1/2031(j)	4,989	5,188	6.50%, 12/1/2031(j)	9	10
4.00%, 8/1/2040(j),(k)	1,480	1,503	6.50%, 2/1/2032(j)	12	13
4.00%, 11/1/2040(j)	7,499	7,634	6.50%, 2/1/2032(j)	21	24
4.00%, 12/1/2040(j)	6,853	6,983	6.50%, 4/1/2032(j)	16	19
4.00%, 12/1/2040(j)	14,641	14,909	6.50%, 6/1/2032(j)	6	7
4.50%, 5/1/2025(j)	6,323	6,756	6.50%, 8/1/2032(j)	95	108
4.50%, 5/1/2031(j)	14,882	15,728	6.50%, 7/1/2037(j)	1,439	1,612
4.50%, 6/1/2039(j)	2,327	2,439	6.50%, 7/1/2037(j)	2,205	2,470
4.50%, 7/1/2039(j)	414	434	6.50%, 12/1/2037(j)	3,537	3,952
4.50%, 8/1/2039(j)	5,675	5,948	6.50%, 2/1/2038(j)	1,454	1,624
4.50%, 12/1/2039(j)	179	187	6.50%, 3/1/2038(j)	993	1,110
4.50%, 5/1/2040(j)	3,992	4,184	6.50%, 9/1/2038(j)	5,401	6,032
4.50%, 5/1/2040(j)	3,300	3,465	7.00%, 2/1/2032(j)	48	56
4.50%, 7/1/2040(j)	2,771	2,904	7.00%, 3/1/2032(j)	104	120
4.50%, 8/1/2040(j),(k)	5,406	5,643	7.50%, 8/1/2032(j)	45	53
4.50%, 8/1/2040(j)	694	725			$ 466,549
4.50%, 8/1/2040(j)	1,531	1,605	Government National Mortgage Association (GNMA) - 6.77%
4.50%, 1/1/2041(j)	2,871	3,009	4.00%, 9/1/2040(k)	4,000	4,120
4.50%, 2/1/2041(j)	41,550	43,549	4.00%, 12/20/2040	7,768	8,030
4.50%, 2/1/2041(j)	9,294	9,759	4.50%, 6/20/2025	18,540	19,913
5.00%, 3/1/2018(j)	581	628	4.50%, 8/1/2040(k)	40,410	43,062
5.00%, 5/1/2020(j)	581	632	5.00%, 11/15/2033	8,423	9,239
5.00%, 12/1/2039(j)	390	419	5.00%, 6/15/2034	188	206
5.00%, 2/1/2040(j)	891	953	5.00%, 8/1/2040(k)	4,755	5,181
5.00%, 2/1/2040(j)	796	852	5.00%, 8/20/2040	18,627	20,369
5.00%, 4/1/2040(j)	1,990	2,129	5.50%, 10/15/2033	2,830	3,149
5.00%, 8/1/2040(j)	1,165	1,245	5.50%, 5/20/2035	420	468
5.00%, 9/1/2040(j),(k)	63,550	67,601	5.50%, 2/15/2038	4,695	5,198
5.32%, 10/1/2036(d),(j)	577	619	5.50%, 7/15/2039	910	1,007
5.50%, 9/1/2017(j)	83	90	6.00%, 7/20/2028	143	160
5.50%, 10/1/2017(j)	112	122	6.00%, 11/20/2028	113	126
5.50%, 6/1/2020(j)	2,329	2,532	6.00%, 1/20/2029	126	141
5.50%, 9/1/2020(j)	2,275	2,489	6.00%, 7/20/2029	28	32
5.50%, 2/1/2023(j)	276	302	6.00%, 8/15/2031	46	52
5.50%, 6/1/2023(j)	1,172	1,285	6.00%, 1/15/2032	17	19
5.50%, 7/1/2023(j)	19	20	6.00%, 2/15/2032	179	201
5.50%, 7/1/2033(j)	849	927	6.00%, 2/15/2033	90	101
5.50%, 9/1/2033(j)	1,020	1,114	6.00%, 12/15/2033	133	149
5.50%, 8/1/2036(j)	6,465	7,057	6.00%, 3/15/2039	3,466	3,895
5.50%, 2/1/2037(j)	616	672	6.00%, 9/1/2040(k)	8,050	8,978
5.50%, 5/1/2037(j)	13,934	15,218	6.50%, 3/20/2028	22	25
5.50%, 4/1/2038(j)	19,540	21,341	6.50%, 5/20/2029	19	22
5.50%, 8/1/2038(j)	8,457	9,236	6.50%, 2/20/2032	10	11
5.50%, 12/1/2038(j)	9,231	10,079	6.50%, 10/15/2032	67	77
5.50%, 1/1/2040(j)	3,473	3,766	6.50%, 12/15/2032	376	431
5.50%, 5/1/2040(j)	2,701	2,929	7.00%, 4/15/2031	1	1
5.50%, 5/1/2040(j)	2,427	2,644	7.00%, 6/15/2031	38	44
5.50%, 7/1/2040(j)	3,257	3,531	7.00%, 7/15/2031	7	8
6.00%, 10/1/2021(j)	1,419	1,552	7.00%, 6/15/2032	195	229
6.00%, 2/1/2023(j)	95	105	8.00%, 1/20/2031	13	15
6.00%, 5/1/2032(j)	19	21			$ 134,659
6.00%, 5/1/2036(j)	612	678	U.S. Treasury - 7.97%
6.00%, 9/1/2037(j)	2,517	2,776	1.25%, 10/31/2015	100	101
6.00%, 1/1/2038(j)	9,176	10,140	1.88%, 8/31/2017(l)	22,925	23,047
6.00%, 2/1/2038(d),(j)	4,133	4,550	2.63%, 1/31/2018	10,000	10,428
6.00%, 3/1/2038(j)	1,474	1,635	2.63%, 8/15/2020	20,000	19,938
6.00%, 5/1/2038(j)	852	941	2.75%, 2/15/2019	40	42

See accompanying notes

14

Schedule of Investments Bond & Mortgage Securities Fund July 31, 2011 (unaudited)

			(l)	Security or a portion of the security was pledged to cover margin
			requirements for swap and/or swaption contracts. At the end of the period,
	Principal		the value of these securities totaled $1,885 or 0.09% of net assets.
U.S. GOVERNMENT & GOVERNMENT	Amount		(m)	Security or a portion of the security was pledged to cover margin
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	requirements for futures contracts. At the end of the period, the value of
U.S. Treasury (continued)			these securities totaled $631 or 0.03% of net assets.
3.13%, 5/15/2019	$ 625	$ 662
3.13%, 5/15/2021	4,525	4,649
3.25%, 12/31/2016	260	283
4.00%, 8/15/2018(m)	27,650	31,199	Unrealized Appreciation (Depreciation)
4.38%, 5/15/2040	14,500	15,112	The net federal income tax unrealized appreciation (depreciation) and federal tax
4.50%, 2/15/2036	13,500	14,523	cost of investments held as of the period end were as follows:
4.75%, 2/15/2041	745	825
5.38%, 2/15/2031	65	79	Unrealized Appreciation	$ 67,159
6.00%, 2/15/2026	26,000	33,540	Unrealized Depreciation	(42,518)
6.13%, 8/15/2029	25	33	Net Unrealized Appreciation (Depreciation)	$ 24,641
6.75%, 8/15/2026	3,000	4,149	Cost for federal income tax purposes	$ 2,122,414
		$ 158,610	All dollar amounts are shown in thousands (000's)
TOTAL U.S. GOVERNMENT &
GOVERNMENT AGENCY OBLIGATIONS		$ 855,532	Portfolio Summary (unaudited)
	Maturity		Sector	Percent
	Amount		Mortgage Securities	48.68%
REPURCHASE AGREEMENTS - 4.38%	(000's)	Value (000's)	Financial	19.95%
Banks - 4.38%			Government	8.26%
Investment in Joint Trading Account; Credit Suisse $	19,097	$ 19,096	Communications	5.63%
Repurchase Agreement; 0.14% dated			Energy	5.13%
07/29/11 maturing 08/01/11 (collateralized by			Asset Backed Securities	5.01%
US Treasury Strips; $19,478,207; 4.50% -			Consumer, Non-cyclical	3.74%
9.00%; dated 11/15/18 - 08/15/39)			Consumer, Cyclical	3.35%
Investment in Joint Trading Account; Deutsche	35,807	35,806	Utilities	2.78%
Bank Repurchase Agreement; 0.18% dated			Industrial	2.06%
07/29/11 maturing 08/01/11 (collateralized by			Basic Materials	1.88%
Sovereign Agency Issues; $36,521,638;			Technology	1.38%
0.00% - 5.92%; dated 01/03/12 - 01/15/37)			Diversified	0.08%
Investment in Joint Trading Account; Merrill	20,200	20,199	Liabilities in Excess of Other Assets, Net	(7.93)%
Lynch Repurchase Agreement; 0.14% dated			TOTAL NET ASSETS	100.00%
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $20,603,307;
0.00%; dated 10/21/11 - 04/15/42)
Investment in Joint Trading Account; Morgan	11,936	11,935
Stanley Repurchase Agreement; 0.16% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $12,173,880;
0.88% - 5.30%; dated 05/01/13 - 04/26/19)
		$ 87,036
TOTAL REPURCHASE AGREEMENTS		$ 87,036
Total Investments		$ 2,147,055
Liabilities in Excess of Other Assets, Net - (7.93)%		$ (157,735)
TOTAL NET ASSETS - 100.00%		$ 1,989,320

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)		Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $13,340 or 0.67% of net assets.
(d)	Variable Rate. Rate shown is in effect at July 31, 2011.
(e)		Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $310,537 or 15.61% of net assets.
(f) Security purchased on a when-issued basis.
(g)		Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(h)		This Senior Floating Rate Note will settle after July 31, 2011, at which time the interest rate will be determined.
(i)		All or a portion of the loan is unfunded. See Notes to Financial Statements for additional information.
(j)		This entity was put into conservatorship by the US Government in 2008.
See Notes to Financial Statements for additional information.
(k)		Security was purchased in a "to-be-announced" ("TBA") transaction. See
Notes to Financial Statements for additional information.

See accompanying notes

15

Schedule of Investments
Bond & Mortgage Securities Fund
July 31, 2011 (unaudited)

Credit Default Swaps

Buy Protection
							Upfront		Unrealized/
			(Pay)/Receive	Expiration	Notional	Market	Premiums		Appreciation
Counterparty (Issuer)	Reference Entity		Fixed Rate	Date	Amount	Value Paid/(Received) (Depreciation)
Barclays Bank PLC	CDX.NA.HY.15		(5.00)%	12/20/2015 $	12,130	$ (236) $		(388)	$ 152
Barclays Bank PLC	CDX.NA.HY.15		(5.00)%	12/20/2015	20,000	(389)		(638)	249
Morgan Stanley & Co	CDX.NA.HY.15		(5.00)%	12/20/2015	11,870	(231)		135	(366)
Morgan Stanley & Co	CDX.NA.HY.15		(5.00)%	12/20/2015	22,500	(437)		(682)	245

All dollar amounts are shown in thousands (000's)

Foreign Currency Contracts

Foreign Currency Sale									Net Unrealized
Contracts	Counterparty		Delivery Date Contracts to Deliver In Exchange For				Value	Appreciation/(Depreciation)
Australian Dollar	JP Morgan Securities		9/20/2011	73,296 $		77 $	80	$ (3)
British Pound	JP Morgan Securities		9/20/2011	190,247		308	312		(4)
Canadian Dollar	JP Morgan Securities		9/20/2011	110,880		114	116		(2)
Danish Krone	JP Morgan Securities		9/20/2011	178,852		34	34		—
Euro	JP Morgan Securities		9/20/2011	1,142,196		1,626	1,639		(13)
Japanese Yen	JP Morgan Securities		9/20/2011	134,992,809		1,674	1,755		(81)
Mexican Peso	JP Morgan Securities		9/20/2011	410,821		35	35		—
Polish Zloty	JP Morgan Securities		9/20/2011	130,253		47	47		—
Swedish Krona	JP Morgan Securities		9/20/2011	251,131		39	40		(1)
Swiss Franc	JP Morgan Securities		9/20/2011	23,272		27	29		(2)

All dollar amounts are shown in thousands (000's)

Futures Contracts

									Unrealized
Type		Long/Short	Contracts	Notional Value	Current Market Value			Appreciation/(Depreciation)
US 10 Year Note; September 2011		Short	122	$ 15,073	$ 15,334			$ (261)
								$ (261)

All dollar amounts are shown in thousands (000's)

See accompanying notes

16

Schedule of Investments
California Municipal Fund
July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS - 104.21%	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
California - 103.74%			California (continued)
Abag Finance Authority for Nonprofit Corps			California Statewide Communities Development
5.25%, 10/01/2026	$ 1,240	$ 1,245	Authority FANNIE MAE
Abag Finance Authority for Nonprofit Corps ACA			4.20%, 10/15/2018	$ 1,420	$ 1,517
5.70%, 11/01/2013	1,755	1,763	California Statewide Communities Development
Anaheim Public Financing Authority			Authority FHA INS
5.25%, 10/01/2034	1,000	1,035	6.25%, 08/01/2024	1,000	1,154
Baldwin Park Public Financing Authority			California Statewide Communities Development
4.63%, 08/01/2016	1,130	1,177	Authority NATL-RE-IBC
Barstow Redevelopment Agency NATL-RE			6.50%, 08/01/2012	905	923
7.00%, 09/01/2014	640	704	Carson Redevelopment Agency NATL-RE
7.00%, 09/01/2014	330	355	5.50%, 10/01/2016	1,000	1,098
Bay Area Governments Association XLCA			City of Alhambra CA NATL-RE
5.25%, 09/01/2029	2,000	1,630	6.13%, 09/02/2018	3,980	3,988
Bay Area Toll Authority			City of Azusa CA
5.00%, 04/01/2031(a)	3,000	3,080	6.00%, 09/01/2026	2,210	2,243
5.13%, 04/01/2039	3,000	3,061	City of Bakersfield CA AGM
Berkeley Unified School District/CA ASSURED			5.00%, 09/15/2032	2,000	2,039
GTY			City of Burbank CA AGM
5.00%, 08/01/2031	1,250	1,272	5.25%, 05/01/2024	1,500	1,540
Beverly Hills Unified School District CA			City of Chula Vista CA NATL-RE
0.00%, 08/01/2028(b)	2,000	781	5.00%, 08/01/2027	3,000	2,916
California County Tobacco Securitization Agency			City of Compton CA
5.45%, 06/01/2028(c)	2,000	1,733	6.00%, 08/01/2039	1,250	1,248
California Educational Facilities Authority			City of Imperial CA NATL-RE FGIC
5.00%, 01/01/2038(a)	3,000	3,051	5.00%, 10/15/2020	1,250	1,234
5.25%, 10/01/2039(a)	6,500	6,807	City of Los Angeles CA GNMA COLL
5.38%, 04/01/2034	1,000	995	6.25%, 09/20/2039	1,000	986
California Health Facilities Financing Authority			City of Oceanside CA AMBAC
5.00%, 11/15/2036	1,895	1,850	5.25%, 04/01/2016	1,575	1,640
5.75%, 09/01/2039	2,000	2,031	City of Pacifica CA AMBAC
6.00%, 07/01/2039	2,000	2,096	5.00%, 10/01/2024	1,090	1,023
6.50%, 10/01/2038	15	19	City of Riverside CA AGM
6.50%, 10/01/2038	985	1,079	5.00%, 10/01/2038	3,000	2,973
California Infrastructure & Economic Development			City of San Jose CA AMBAC
Bank			5.00%, 03/01/2037	5,000	4,362
5.00%, 06/01/2021	1,000	1,167	City of Torrance CA
California Infrastructure & Economic Development			5.00%, 09/01/2040	1,000	924
Bank NATL-RE FGIC			6.00%, 06/01/2022	1,000	1,013
5.00%, 08/15/2018	500	512	City of Turlock CA
California Municipal Finance Authority			5.13%, 10/15/2031	1,000	826
5.50%, 07/01/2030	500	485	5.13%, 10/15/2037	1,000	783
5.75%, 07/01/2040	1,000	968	City of Vernon CA
California Pollution Control Financing Authority			5.13%, 08/01/2021	2,000	2,060
5.00%, 01/01/2022	2,000	2,026	Coachella Redevelopment Agency
California Pollution Control Financing			5.88%, 12/01/2028	1,885	1,672
Authority AMBAC-TCRS			County of Orange CA
5.85%, 06/01/2021	2,500	2,508	5.00%, 07/01/2031	1,000	1,025
California State Department of Water Resources			County of Sacramento CA
5.00%, 12/01/2028	1,680	1,808	5.00%, 07/01/2040	2,000	1,923
California State Department of Water			Desert Hot Springs Redevelopment Agency
Resources AGM			5.60%, 09/01/2038	2,000	1,386
5.00%, 12/01/2018	1,660	1,682	Dinuba Financing Authority
California State University			5.38%, 09/01/2038	1,000	762
5.25%, 11/01/2038	2,000	2,016	East Bay Municipal Utility District
California State University AGM			5.00%, 06/01/2036	1,000	1,038
5.00%, 11/01/2039	1,000	994	El Monte Union High School District ASSURED
California Statewide Communities Development			GTY
Authority			5.50%, 06/01/2034	2,000	2,077
5.13%, 04/01/2037(d)	1,500	1,244	Fontana Redevelopment Agency NATL-RE
5.25%, 11/01/2030	1,500	1,507	5.20%, 09/01/2030	1,000	898
7.25%, 11/15/2041	1,500	1,598	Foothill-De Anza Community College District
California Statewide Communities Development			5.00%, 08/01/2040	1,500	1,537
Authority CAL MTG INS			Golden West Schools Financing Authority NATL-
6.25%, 08/15/2028	2,250	2,385	RE
California Statewide Communities Development			5.65%, 02/01/2012	685	700
Authority CALIFORNIA STATEWIDE			Highland Redevelopment Agency AMBAC
CMNTYS			5.00%, 12/01/2028	3,000	2,694
0.18%, 08/15/2036	635	635	Indio Redevelopment Agency
			5.63%, 08/15/2035	1,355	1,173

See accompanying notes

17

Schedule of Investments
California Municipal Fund
July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
California (continued)			California (continued)
Irvine Public Facilities & Infrastructure			Salinas Valley Solid Waste Authority AMBAC
Authority AMBAC			5.25%, 08/01/2027	$ 1,975	$ 1,894
5.00%, 09/02/2020	$ 1,415	$ 1,423	5.25%, 08/01/2031	2,000	1,846
5.00%, 09/02/2021	2,535	2,543	San Bernardino County Redevelopment
La Quinta Financing Authority AMBAC			Agency RADIAN
5.25%, 09/01/2024	1,000	972	5.00%, 09/01/2018	1,565	1,538
La Verne Public Financing Authority			San Diego Community College District
7.25%, 09/01/2026	1,500	1,501	5.25%, 08/01/2033(a)	3,000	3,160
Lake Elsinore Public Financing Authority			San Diego County Regional Airport Authority
5.80%, 09/02/2015	920	922	5.00%, 07/01/2040	2,250	2,160
Lancaster Redevelopment Agency			San Diego Public Facilities Financing Authority
6.88%, 08/01/2039	1,000	1,001	5.38%, 08/01/2034	2,000	2,100
Los Angeles Community Redevelopment			San Diego Redevelopment Agency
Agency NATL-RE			6.40%, 09/01/2019	1,000	1,001
5.40%, 07/01/2024	2,500	2,364	San Francisco Bay Area Rapid Transit District
Los Angeles County Metropolitan Transportation			5.00%, 07/01/2028	1,755	1,899
Authority AMBAC			San Francisco City & County Airports
5.00%, 07/01/2035	1,500	1,526	Commission
Los Angeles Department of Airports			5.00%, 05/01/2040	1,000	982
5.00%, 05/15/2035	1,500	1,522	San Francisco City & County Airports
5.13%, 05/15/2033	1,230	1,249	Commission AGM-CR FGIC
Los Angeles Department of Water & Power			5.00%, 05/01/2030	4,000	3,933
5.00%, 07/01/2022	1,000	1,151	San Francisco City & County Airports
5.38%, 07/01/2038	1,000	1,042	Commission NATL-RE
Los Angeles Unified School District/CA			5.25%, 05/01/2026	4,000	4,001
5.00%, 07/01/2029	2,000	2,084	San Francisco City & County Public Utilities
Los Angeles Unified School District/CA AGM			Commission
5.00%, 07/01/2032	1,000	1,019	5.00%, 11/01/2036(e)	2,010	2,052
Metropolitan Water District of Southern			San Francisco City & County Redevelopment
California AGM			Agency
5.00%, 07/01/2035	2,000	2,036	6.50%, 08/01/2039	1,000	1,017
Morongo Band of Mission Indians			San Luis Obispo County Financing
6.50%, 03/01/2028(d)	1,825	1,720	Authority AGM
Needles Public Utility Authority			5.00%, 08/01/2030	1,000	1,011
6.50%, 02/01/2022	2,785	2,702	Santa Clara County Financing Authority
Norco Financing Authority AGM			5.25%, 05/15/2036	2,000	2,017
5.63%, 10/01/2034	1,000	1,036	Semitropic Improvement District
Ontario Redevelopment Financing			5.00%, 12/01/2038	2,000	2,019
Authority AMBAC			Sierra View Local Health Care District/CA
5.50%, 08/01/2016	1,055	1,068	5.25%, 07/01/2032	1,500	1,389
Ontario Redevelopment Financing			South Gate Public Financing Authority AMBAC
Authority NATL-RE			5.25%, 09/01/2022	2,090	2,013
5.25%, 08/01/2016	1,060	1,072	South Gate Public Financing Authority XLCA
Palm Desert Financing Authority NATL-RE			5.00%, 09/01/2016	1,670	1,720
5.00%, 08/01/2022	1,280	1,212	State of California
Perris Public Financing Authority			5.25%, 07/01/2021	2,000	2,311
5.30%, 10/01/2026	2,805	2,378	5.25%, 11/01/2040	1,500	1,519
Pittsburg Unified School District FSA			5.75%, 04/01/2031	675	726
5.50%, 08/01/2031	1,000	1,066	6.00%, 03/01/2033	2,000	2,185
Pomona Public Financing Authority NATL-RE			6.00%, 04/01/2038	3,000	3,209
5.00%, 02/01/2021	5,000	4,785	Stockton East Water District NATL-RE FGIC
Pomona Unified School District NATL-RE			5.25%, 04/01/2022	1,780	1,732
6.15%, 08/01/2030	1,000	1,090	Temecula Redevelopment Agency NATL-RE
Port of Oakland NATL-RE FGIC			5.25%, 08/01/2036	1,270	1,090
5.75%, 11/01/2029	2,000	2,000	Tobacco Securitization Authority of Southern
Richmond Joint Powers Financing Authority			California
6.25%, 07/01/2024	1,000	1,056	5.13%, 06/01/2046	1,500	1,020
Riverside County Public Financing Authority			Tracy Area Public Facilities Financing
5.80%, 05/15/2029	2,100	1,674	Agency NATL-RE
Riverside County Transportation Commission			5.88%, 10/01/2013	295	297
5.00%, 06/01/2032	1,500	1,525	Tustin Community Facilities District
Rocklin Unified School District NATL-RE FGIC			5.38%, 09/01/2029	1,000	916
0.00%, 08/01/2019(b)	1,360	893	Tustin Public Financing Authority
0.00%, 08/01/2020(b)	1,415	879	5.00%, 04/01/2041	1,000	1,008
0.00%, 08/01/2023(b)	1,225	640	Twin Rivers Unified School District
Sacramento County Sanitation Districts Financing			0.00%, 04/01/2014(b)	1,500	1,396
Authority			University of California
0.24%, 12/01/2036	500	500	5.25%, 05/15/2039(a)	4,500	4,633

See accompanying notes

18

Schedule of Investments
California Municipal Fund
July 31, 2011 (unaudited)

Principal
Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)
California (continued)
Walnut Energy Center Authority
5.00%, 01/01/2035	$ 2,000	$ 1,930
Western Municipal Water District Facilities
Authority
5.00%, 10/01/2034	1,700	1,739
$ 223,788
Virgin Islands - 0.47%
Virgin Islands Public Finance Authority
6.38%, 10/01/2019	1,000	1,004

TOTAL MUNICIPAL BONDS		$ 224,792
Total Investments		$ 224,792
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (6.18)%
Notes with interest rates of 0.12% at July 31, 2011 $	(13,330)	$ (13,330)
and contractual maturity of collateral from 2015-
2017.(f)
Total Net Investments		$ 211,462
Other Assets in Excess of Liabilities, Net - 1.97%		$ 4,260
TOTAL NET ASSETS - 100.00%		$ 215,722

(a)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(b)	Non-Income Producing Security
(c)	Variable Rate. Rate shown is in effect at July 31, 2011.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $2,964 or 1.37% of net assets.
(e)	Security purchased on a when-issued basis.
(f)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at July 31, 2011

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 4,922
Unrealized Depreciation	(5,671)
Net Unrealized Appreciation (Depreciation)	$ (749)
Cost for federal income tax purposes	$ 212,211
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Insured	44.94%
Revenue Bonds	43.10%
General Obligation Unltd	8.76%
Tax Allocation	3.99%
Special Tax	1.89%
Certificate Participation	1.52%
Prerefunded	0.01%
Liability For Floating Rate Notes Issued	(6.18)%
Other Assets in Excess of Liabilities, Net	1.97%
TOTAL NET ASSETS	100.00%

See accompanying notes

19

Schedule of Investments Core Plus Bond Fund I July 31, 2011 (unaudited)

CONVERTIBLE PREFERRED STOCKS -				Principal
0.21%	Shares Held Value (000's)			Amount
Banks - 0.21%			BONDS (continued)	(000's)	Value (000's)
Wells Fargo & Co	5,800 $	6,158	Banks (continued)
			Citigroup Inc (continued)
TOTAL CONVERTIBLE PREFERRED			5.50%, 08/27/2012	$ 400	$ 418
STOCKS		$ 6,158	5.50%, 04/11/2013	5,800	6,150
	Principal		5.50%, 10/15/2014	10,400	11,340
	Amount		5.63%, 08/27/2012	600	625
BONDS - 49.87%	(000's)	Value (000's)	6.00%, 02/21/2012	700	720
Agriculture - 0.13%			6.00%, 08/15/2017	4,658	5,185
Altria Group Inc			6.40%, 03/27/2013	1,700	2,574
4.13%, 09/11/2015	$ 1,800	$ 1,944	8.50%, 05/22/2019	300	377
UST LLC			Commonwealth Bank of Australia
5.75%, 03/01/2018	1,700	1,866	0.67%, 07/12/2013(a),(b)	13,900	13,899
		$ 3,810	Credit Agricole SA
			7.59%, 01/29/2049(a)	1,400	2,091
Airlines - 0.03%			8.38%, 12/13/2049(a),(b)	16,500	16,995
UAL 2009-1 Pass Through Trust
10.40%, 11/01/2016	818	927	Credit Suisse/New York NY
			2.20%, 01/14/2014	1,700	1,735
Automobile Asset Backed Securities - 0.01%			Danske Bank A/S
			2.50%, 05/10/2012(b)	4,100	4,153
Capital Auto Receivables Asset Trust
1.64%, 10/15/2012(a)	157	157	Deutsche Bank AG/London
			6.00%, 09/01/2017	2,900	3,313
Banks - 18.42%			Dexia Credit Local SA
Ally Financial Inc			0.73%, 04/29/2014(a),(b)	8,700	8,402
3.47%, 02/11/2014(a)	12,900	12,682	Export-Import Bank of Korea
6.00%, 12/15/2011	4,000	4,075	4.00%, 01/29/2021	800	766
6.75%, 12/01/2014	300	314	5.13%, 06/15/2020	1,400	1,468
6.88%, 09/15/2011	6,500	6,539	5.88%, 01/14/2015	8,000	8,890
7.50%, 09/15/2020	1,300	1,365	Goldman Sachs Group Inc/The
8.30%, 02/12/2015	5,000	5,475	1.78%, 05/23/2016(a)	1,300	1,768
American Express Bank FSB			5.25%, 07/27/2021	200	204
6.00%, 09/13/2017	5,000	5,745	6.25%, 09/01/2017	1,800	2,004

American Express Centurion Bank			HSBC Bank PLC
5.55%, 10/17/2012	1,300	1,369	2.00%, 01/19/2014(b)	1,800	1,827
Australia & New Zealand Banking Group Ltd			ING Bank NV
2.13%, 01/10/2014(b)	5,100	5,177	1.05%, 03/30/2012(a),(b)	23,000	23,053
			2.63%, 02/09/2012(b)	23,600	23,862
Banco Santander Brasil SA/Brazil
4.25%, 01/14/2016(b)	2,900	2,940	Intesa Sanpaolo SpA
4.50%, 04/06/2015(b)	500	512	2.66%, 02/24/2014(a),(b)	4,100	4,030
Banco Santander Chile			Intesa Sanpaolo SpA/New York NY
1.50%, 04/20/2012(a),(b)	4,700	4,704	2.38%, 12/21/2012	14,500	14,021
1.85%, 01/19/2016(a),(b)	2,100	2,029	JP Morgan Chase & Co
Bank of America Corp			0.37%, 12/21/2011(a)	4,500	4,502
			1.00%, 09/30/2013(a)	4,400	4,414
4.50%, 04/01/2015	10,000	10,453
6.50%, 08/01/2016	10,100	11,316	4.25%, 10/15/2020	7,300	7,281
Bank of Montreal			6.00%, 01/15/2018	800	907
2.85%, 06/09/2015(b)	1,800	1,882	7.90%, 04/29/2049(a)	2,100	2,251
Bank of Nova Scotia			JP Morgan Chase Bank NA
1.65%, 10/29/2015(b)	1,900	1,898	0.58%, 06/13/2016(a)	3,500	3,258
Barclays Bank PLC			KeyCorp
2.38%, 01/13/2014	1,900	1,917	6.50%, 05/14/2013	800	867
5.00%, 09/22/2016	10,100	10,906	Korea Development Bank
6.05%, 12/04/2017(b)	4,300	4,495	4.38%, 08/10/2015	7,400	7,862
BBVA Bancomer SA/Texas			8.00%, 01/23/2014	2,000	2,283
4.50%, 03/10/2016(b)	1,100	1,123	Lloyds TSB Bank PLC
6.50%, 03/10/2021(b)	2,300	2,381	4.88%, 01/21/2016	1,100	1,136
			5.80%, 01/13/2020(b)	18,100	18,373
BPCE SA
2.38%, 10/04/2013(b)	700	714	12.00%, 12/31/2049(b)	12,200	13,664
12.50%, 08/29/2049(b),(c)	8,000	9,275	Morgan Stanley
Capital One Capital V			0.46%, 04/19/2012	1,500	1,500
10.25%, 08/15/2039	10,000	10,580	0.55%, 01/09/2014(a)	1,200	1,161
CIT Group Inc			1.23%, 04/29/2013(a)	11,200	11,118
5.25%, 04/01/2014(b)	800	802	5.95%, 12/28/2017	2,700	2,933
7.00%, 05/01/2015	5,800	5,815	Nordea Bank AB

Citigroup Inc			2.13%, 01/14/2014(b)	800	809
0.37%, 03/16/2012(a)	1,319	1,316	4.88%, 01/27/2020(b)	10,900	11,458
0.52%, 06/09/2016(a)	300	273	Regions Bank/Birmingham AL
1.69%, 06/28/2013(a)	2,300	3,247	7.50%, 05/15/2018	800	837
1.70%, 01/13/2014(a)	4,800	4,818	Regions Financial Corp
2.26%, 08/13/2013(a)	2,200	2,233	7.38%, 12/10/2037	500	473
3.63%, 11/30/2017	2,300	3,047

See accompanying notes

20

Schedule of Investments
Core Plus Bond Fund I
July 31, 2011 (unaudited)

	Principal				Principal
	Amount				Amount
BONDS (continued)	(000's)	Value (000's)	BONDS (continued)		(000's)	Value (000's)
Banks (continued)			Diversified Financial Services (continued)
Royal Bank of Scotland PLC/The			Ford Motor Credit Co LLC	(continued)
2.01%, 03/30/2015(a),(c)	$ 2,000	$ 1,973	7.50%, 08/01/2012		$ 1,500	$ 1,571
2.63%, 05/11/2012(b)	21,900	22,249	General Electric Capital Corp
3.95%, 09/21/2015	1,400	1,404	0.44%, 10/06/2015(a)		7,500	7,260
Santander Issuances SA Unipersonal			6.88%, 01/10/2039		500	580
7.30%, 07/27/2019(a)	9,050	15,075	Goldman Sachs Capital II
Santander US Debt SA Unipersonal			5.79%, 12/29/2049(a)		2,600	2,054
1.05%, 03/30/2012(a),(b)	17,200	17,167	International Lease Finance Corp
Societe Generale SA			1.79%, 08/15/2011(a)		8,100	11,620
5.92%, 04/29/2049(a),(b)	500	435	5.75%, 05/15/2016		700	699
Sumitomo Mitsui Banking Corp			6.75%, 09/01/2016(b)		1,700	1,802
1.95%, 01/14/2014(b)	2,200	2,224	Macquarie Bank Ltd
Swedish Housing Finance Corp			2.60%, 01/20/2012(b)		20,726	20,943
3.13%, 03/23/2012(b)	36,400	37,046	Macquarie Group Ltd
Turkiye Garanti Bankasi AS			7.30%, 08/01/2014(b)		7,400	8,361
2.75%, 04/20/2016(a),(b),(c)	1,100	1,090	Majapahit Holding BV
UBS AG/Stamford CT			7.75%, 01/20/2020		1,300	1,586
1.25%, 01/28/2014(a)	1,000	1,002	Merrill Lynch & Co Inc
1.36%, 02/23/2012(a)	3,800	3,822	0.48%, 06/05/2012(a)		8,000	7,976
USB Capital IX			1.00%, 02/21/2012(a)		2,000	3,266
3.50%, 04/15/2049(a)	800	654	2.02%, 09/14/2018(a)		6,295	7,721
Vnesheconombank Via VEB Finance Ltd			6.05%, 08/15/2012		13,850	14,459
5.45%, 11/22/2017(b)	900	927	6.50%, 07/15/2018		200	220
Wachovia Corp			6.88%, 11/15/2018		100	112
0.38%, 10/15/2011(a)	11,550	11,552	Nomura Holdings Inc
Wells Fargo & Co			6.70%, 03/04/2020		13,200	14,777
7.98%, 03/29/2049(a)	23,000	24,639	Northern Rock Asset Management PLC
Westpac Banking Corp			5.63%, 06/22/2017(b),(c)		12,200	12,945
3.59%, 08/14/2014(b)	2,000	2,132	SLM Corp
		$ 541,765	3.13%, 09/17/2012		2,550	3,620
Beverages - 0.80%			4.88%, 12/17/2012		7,500	12,238
Anheuser-Busch InBev Worldwide Inc			5.00%, 04/15/2015		10,000	10,228
4.13%, 01/15/2015	7,900	8,603	5.05%, 11/14/2014		4,000	4,075
5.38%, 01/15/2020	7,900	9,086	Springleaf Finance Corp
Coca-Cola Enterprises Inc			0.50%, 12/15/2011(a)		10,000	9,864
1.13%, 11/12/2013	5,800	5,806	0.54%, 08/17/2011(a)		100	100
		$ 23,495	3.25%, 01/16/2013		6,800	9,201
Chemicals - 1.13%			4.13%, 11/29/2013		7,500	10,029
Braskem Finance Ltd			4.88%, 07/15/2012		2,600	2,590
5.75%, 04/15/2021(b)	900	918	5.63%, 08/17/2011		7,000	7,009
Dow Chemical Co/The			6.90%, 12/15/2017		1,200	1,123
2.50%, 02/15/2016	29,000	29,263	SteelRiver Transmission Co LLC
PPG Industries Inc			4.71%, 06/30/2017(b),(c)		3,089	3,181
1.90%, 01/15/2016	3,100	3,069	Stone Street Trust
		$ 33,250	5.90%, 12/15/2015(b)		6,000	6,366
Commercial Services - 0.12%			Sydney Airport Finance Co Pty Ltd
			5.13%, 02/22/2021(b)		500	510
President and Fellows of Harvard College
6.00%, 01/15/2019(b)	500	593				$ 246,359
6.50%, 01/15/2039(b)	2,400	2,993	Electric - 0.70%
		$ 3,586	Centrais Eletricas Brasileiras SA
			6.88%, 07/30/2019(b)		1,600	1,856
Diversified Financial Services - 8.38%
American Express Travel Related Services Co			Cleco Power LLC
Inc			6.00%, 12/01/2040		6,300	6,739
5.25%, 11/21/2011(b)	2,400	2,433	Duke Energy Carolinas LLC
Banque PSA Finance			5.75%, 11/15/2013		2,300	2,548
2.15%, 04/04/2014(a),(b)	4,300	4,313	EDF SA
			5.50%, 01/26/2014(b)		500	551
Bear Stearns Cos LLC/The			6.50%, 01/26/2019(b)		500	598
7.25%, 02/01/2018	2,200	2,647
Caterpillar Financial Services Corp			Enel Finance International NV
			6.80%, 09/15/2037(b)		2,800	2,711
7.05%, 10/01/2018	5,390	6,719
Citigroup Capital XXI			Entergy Corp
8.30%, 12/21/2057	9,050	9,299	3.63%, 09/15/2015		4,500	4,628
FCE Bank PLC			Korea Hydro & Nuclear Power Co Ltd
7.13%, 01/16/2012	2,000	2,913	6.25%, 06/17/2014		900	988
7.13%, 01/15/2013	5,350	7,937				$ 20,619
Ford Motor Credit Co LLC			Finance - Mortgage Loan/Banker - 2.14%
3.00%, 01/13/2012(a)	1,600	1,606	Fannie Mae
7.00%, 10/01/2013	6,100	6,559	0.88%, 08/28/2014		16,600	16,606
7.25%, 10/25/2011	3,800	3,847	1.25%, 02/27/2014		1,400	1,421
See accompanying notes			21

Schedule of Investments
Core Plus Bond Fund I
July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Finance - Mortgage Loan/Banker (continued)			Mining - 0.33%
Fannie Mae (continued)			Corp Nacional del Cobre de Chile
1.63%, 10/26/2015(d)	$ 27,000	$ 27,324	7.50%, 01/15/2019(b)	$ 600	$ 754
2.75%, 03/13/2014	2,400	2,529	Vale Overseas Ltd
4.38%, 10/15/2015	2,200	2,471	5.63%, 09/15/2019	5,800	6,378
4.63%, 10/15/2013	4,100	4,464	6.88%, 11/10/2039	2,100	2,429
Freddie Mac					$ 9,561
1.00%, 08/27/2014	5,100	5,125	Mortgage Backed Securities - 5.28%
1.35%, 04/29/2014	2,400	2,438	Arran Residential Mortgages Funding PLC
4.50%, 04/02/2014	600	658	2.62%, 05/16/2047(a),(b)	1,315	1,890
		$ 63,036	2.82%, 05/16/2047(a),(b)	4,200	6,029
Gas - 0.02%			Banc of America Funding Corp
ENN Energy Holdings Ltd			2.57%, 06/25/2034(a)	196	186
6.00%, 05/13/2021(b)	500	512	Banc of America Large Loan Inc
			1.94%, 11/15/2013(a),(b)	6,514	6,046
Healthcare - Services - 0.20%			5.67%, 02/24/2051(a),(b)	14,500	15,890
HCA Inc			Banc of America Mortgage Securities Inc
8.50%, 04/15/2019	5,200	5,733	5.50%, 12/25/2020	1,826	1,851
			BCAP 2011-RR4 8A1
Holding Companies - Diversified - 0.04%			5.25%, 02/26/2036	3,186	3,182
Noble Group Ltd			BCAP 2011-RR5 12A1
6.75%, 01/29/2020	1,200	1,263	5.88%, 03/25/2037(a),(e)	500	398
			BCAP 2011-RR5 5A1
Home Equity Asset Backed Securities - 0.22%			5.25%, 08/25/2037(a),(e)	7,300	7,293
Bear Stearns Asset Backed Securities Trust			Bear Stearns Adjustable Rate Mortgage Trust
0.39%, 12/25/2036(a)	4,000	2,351	3.28%, 12/25/2035(a)	371	341
0.44%, 04/25/2037(a)	5,000	1,644	Bear Stearns Alt-A Trust
Lake Country Mortgage Loan Trust			2.63%, 05/25/2035(a)	410	314
0.65%, 12/25/2032(a),(b)	2,427	2,407	2.87%, 09/25/2035(a)	38	27
		$ 6,402	Bear Stearns Commercial Mortgage Securities
Insurance - 1.22%			5.70%, 06/11/2050	200	214
American International Group Inc			Chase Mortgage Finance Corp
4.95%, 03/20/2012	1,000	1,017	5.38%, 12/25/2035(a)	6,155	5,803
5.45%, 05/18/2017	2,000	2,120	6.01%, 09/25/2036(a)	3,310	3,121
5.85%, 01/16/2018	700	742	Citicorp Mortgage Securities Inc
8.18%, 05/15/2068	11,300	12,317	5.50%, 08/25/2036	2,877	2,706
8.25%, 08/15/2018	4,000	4,741	Citigroup Mortgage Loan Trust Inc
Dai-ichi Life Insurance Co Ltd/The			5.50%, 09/25/2035	11,958	11,135
7.25%, 12/31/2049(b)	2,200	2,322	Countrywide Home Loan Mortgage Pass Through
Hartford Financial Services Group Inc			Trust
8.13%, 06/15/2068(a)	1,200	1,278	5.50%, 11/25/2035	5,048	4,700
Pacific Life Insurance Co			European Loan Conduit
9.25%, 06/15/2039(b)	3,000	4,028	1.57%, 05/15/2019(a)	345	455
Pacific LifeCorp			Fannie Mae
6.00%, 02/10/2020(b)	900	988	0.50%, 04/25/2037(a)	1,936	1,923
Prudential Financial Inc			0.64%, 09/25/2035(a)	3,724	3,700
5.16%, 06/10/2013(a)	1,000	1,007	Fannie Mae Grantor Trust
Reinsurance Group of America Inc			7.50%, 06/25/2030	24	28
6.75%, 12/15/2011	5,050	5,152	7.50%, 07/25/2042	37	43
		$ 35,712	GSMPS Mortgage Loan Trust
Investment Companies - 0.06%			7.50%, 06/19/2032(b)	181	181
Temasek Financial I Ltd			Holmes Master Issuer PLC
4.30%, 10/25/2019(b)	1,700	1,792	2.95%, 10/15/2054(a)	2,200	3,163
			Homebanc Mortgage Trust
Iron & Steel - 0.16%			0.46%, 10/25/2035(a)	6,662	4,669
CSN Islands XI Corp			JP Morgan Chase Commercial Mortgage
6.88%, 09/21/2019(c)	1,800	1,980	Securities Corp
CSN Resources SA			4.88%, 01/12/2038(a)	5,257	5,578
6.50%, 07/21/2020(b)	700	753	JP Morgan Mortgage Trust
Gerdau Holdings Inc			2.79%, 07/25/2035(a)	2,014	1,759
7.00%, 01/20/2020(b)	1,000	1,117	5.75%, 01/25/2036	738	685
Gerdau Trade Inc			6.01%, 10/25/2036(a)	2,725	2,186
5.75%, 01/30/2021(b)	800	815	Mastr Reperforming Loan Trust
		$ 4,665	7.00%, 08/25/2034(b)	238	243
Machinery - Construction & Mining - 0.28%			Merrill Lynch Mortgage Investors Inc
			2.62%, 06/25/2035(a)	1,429	1,205
Caterpillar Inc
0.42%, 05/21/2013(a)	8,100	8,114	Morgan Stanley Capital I
			5.11%, 06/15/2040(a)	1,255	1,344
			Morgan Stanley Mortgage Loan Trust
			5.50%, 08/25/2035	3,551	3,452

See accompanying notes

22

Schedule of Investments
Core Plus Bond Fund I
July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Mortgage Backed Securities (continued)			Regional Authority (continued)
RBSCF Trust			Province of Quebec Canada
5.47%, 07/16/2016(b)	$ 20,378	$ 22,472	4.50%, 12/01/2016	$ 100	$ 115
RBSSP Resecuritization Trust			4.50%, 12/01/2020	200	226
0.44%, 02/26/2037(a),(b)	4,400	3,746			$ 26,286
Structured Adjustable Rate Mortgage Loan Trust			Savings & Loans - 0.46%
2.53%, 04/25/2035(a)	3,897	2,895	Nationwide Building Society
Suntrust Adjustable Rate Mortgage Loan Trust			6.25%, 02/25/2020(b)	12,700	13,654
5.78%, 10/25/2037(a)	14,121	12,272
Thornburg Mortgage Securities Trust			Sovereign - 5.20%
0.29%, 03/25/2037(a)	1,074	1,059	Banco Nacional de Desenvolvimento Economico
Wachovia Bank Commercial Mortgage Trust			e Social
5.42%, 01/15/2045	200	218	4.13%, 09/15/2017(b)	800	1,129
WaMu Mortgage Pass Through Certificates			Bundesrepublik Deutschland
5.65%, 02/25/2037(a)	7,025	5,821	3.25%, 07/04/2021	4,400	6,707
Wells Fargo Mortgage Backed Securities Trust			Canada Housing Trust No 1
2.75%, 03/25/2036(a)	6,027	5,009	2.20%, 03/15/2014(b)	2,800	2,971
		$ 155,232	2.75%, 09/15/2014(b)	2,300	2,473
Oil & Gas - 1.62%			2.75%, 12/15/2015(b)	3,200	3,438
Novatek Finance Ltd			3.15%, 06/15/2014(b)	5,600	6,090
5.33%, 02/03/2016(b)	900	939	4.00%, 06/15/2012(b)	4,500	4,821
Odebrecht Drilling Norbe VIII/IX Ltd			Canadian Government Bond
6.35%, 06/30/2021(b)	900	954	1.50%, 11/01/2013	2,800	2,933
Petrobras International Finance Co - Pifco			2.00%, 08/01/2013	2,200	2,330
3.88%, 01/27/2016	7,600	7,881	2.00%, 12/01/2014	13,700	14,481
5.88%, 03/01/2018	4,700	5,233	2.25%, 08/01/2014	1,900	2,025
7.88%, 03/15/2019	9,600	11,827	2.50%, 09/01/2013	6,900	7,381
Petroleos Mexicanos			3.00%, 12/01/2015	900	985
5.50%, 01/21/2021	6,500	6,936	4.50%, 06/01/2015	1,400	1,612
6.00%, 03/05/2020	3,700	4,118	Instituto de Credito Oficial
8.00%, 05/03/2019	2,100	2,631	3.28%, 03/25/2014(a),(b),(c)	4,800	6,606
TNK-BP Finance SA			Italy Buoni Poliennali Del Tesoro
6.13%, 03/20/2012	2,300	2,366	2.10%, 09/15/2016	4,323	5,790
7.88%, 03/13/2018	3,100	3,582	2.10%, 09/15/2021	3,229	3,837
Total Capital SA			2.35%, 09/15/2019	3,087	3,952
4.45%, 06/24/2020	1,000	1,085	Korea Housing Finance Corp
		$ 47,552	4.13%, 12/15/2015(b)	900	945
Other Asset Backed Securities - 0.54%			Mexican Bonos
Avery Point CLO Ltd			6.00%, 06/18/2015(a)	215	1,853
0.73%, 12/17/2015(a),(b)	2,048	1,996	9.00%, 12/22/2011(a)	457,000	39,608
Hillmark Funding			Mexico Government International Bond
0.51%, 05/21/2021(a),(b)	8,600	8,152	6.05%, 01/11/2040	1,500	1,654
Small Business Administration Participation			Russian Foreign Bond - Eurobond
Certificates			3.63%, 04/29/2015	400	414
4.43%, 05/01/2029(a)	5,407	5,847	Societe Financement de l'Economie Francaise
		$ 15,995	0.45%, 07/16/2012(a),(b)	1,000	1,002
Pharmaceuticals - 0.07%			3.38%, 05/05/2014(b)	11,300	12,039
Novartis Capital Corp			Spain Government Bond
4.13%, 02/10/2014	2,000	2,165	4.65%, 07/30/2025	9,400	11,447
			Turkey Government International Bond
Pipelines - 0.01%			7.00%, 09/26/2016	3,900	4,500
TransCanada PipeLines Ltd					$ 153,023
7.63%, 01/15/2039	200	262	Student Loan Asset Backed Securities - 0.16%
			SLC Student Loan Trust
Real Estate - 0.25%			4.75%, 06/15/2033(a),(b)	1,707	1,727
WEA Finance LLC			SLM Student Loan Trust
7.13%, 04/15/2018(b)	6,300	7,445	0.75%, 10/25/2017(a)	100	100
			2.35%, 06/15/2014(a),(b)	1,810	1,815
Regional Authority - 0.89%			2.84%, 12/16/2019(a),(b)	1,000	1,022
Province of Ontario Canada					$ 4,664
1.38%, 01/27/2014	4,100	4,148	Telecommunications - 0.86%
4.20%, 03/08/2018	500	565	Cellco Partnership / Verizon Wireless Capital
4.20%, 06/02/2020	2,000	2,220	LLC
4.30%, 03/08/2017	1,300	1,482	5.25%, 02/01/2012	3,900	3,989
4.40%, 06/02/2019	3,000	3,401	Vivendi SA
4.60%, 06/02/2039	1,500	1,694	5.75%, 04/04/2013(b)	20,000	21,395
5.50%, 06/02/2018	800	968			$ 25,384
5.85%, 03/08/2033	3,800	4,989	Transportation - 0.14%
6.50%, 03/08/2029	4,700	6,478	RZD Capital Ltd
			5.74%, 04/03/2017	2,300	2,450

See accompanying notes

23

Schedule of Investments
Core Plus Bond Fund I
July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
Transportation (continued)			New Jersey - 0.07%
Union Pacific Corp			New Jersey State Turnpike Authority
4.16%, 07/15/2022(b),(c)	$ 1,575	$ 1,611	7.10%, 01/01/2041	$ 1,600	$ 1,980
		$ 4,061
TOTAL BONDS		$ 1,466,481	New York - 0.04%
	Principal		New York City Municipal Water Finance
	Amount		Authority
CONVERTIBLE BONDS - 0.48%	(000's)	Value (000's)	6.01%, 06/15/2042	1,000	1,146
Oil & Gas - 0.48%
Transocean Inc			Ohio - 0.09%
1.50%, 12/15/2037	14,300	14,246	American Municipal Power Inc
			8.08%, 02/15/2050	2,100	2,757
TOTAL CONVERTIBLE BONDS		$ 14,246
	Principal		Pennsylvania - 0.03%
	Amount		University of Pittsburgh/PA GO OF UNIV
MUNICIPAL BONDS - 3.98%	(000's)	Value (000's)	5.00%, 09/15/2028	800	865
California - 2.36%
Bay Area Toll Authority			TOTAL MUNICIPAL BONDS		$ 117,063
7.04%, 04/01/2050	$ 6,000	$ 7,206		Principal
California Infrastructure & Economic			SENIOR FLOATING RATE INTERESTS -	Amount
Development Bank			0.09%	(000's)	Value (000's)
6.49%, 05/15/2049	1,000	1,043	Automobile Manufacturers - 0.03%
California State University			Ford Motor Co, Term Loan
6.43%, 11/01/2030	1,500	1,575	2.94%, 12/16/2013(a)	$ 938	$ 937
City of Los Angeles CA
5.71%, 06/01/2039	1,000	989	Diversified Financial Services - 0.06%
Los Angeles County Metropolitan Transportation			Springleaf Financial Funding Co, Term Loan
Authority			5.50%, 05/28/2017(a)	1,900	1,853
5.74%, 06/01/2039	12,000	12,938
Los Angeles Unified School District/CA			TOTAL SENIOR FLOATING RATE
6.76%, 07/01/2034	22,000	26,161	INTERESTS		$ 2,790
State of California				Principal
7.60%, 11/01/2040	2,100	2,643	U.S. GOVERNMENT & GOVERNMENT	Amount
7.63%, 03/01/2040	4,700	5,844	AGENCY OBLIGATIONS - 30.99%	(000's)	Value (000's)
7.95%, 03/01/2036	600	686	Federal Home Loan Mortgage Corporation (FHLMC) - 0.38%
University of California			2.47%, 06/01/2035(a),(f)	$ 431	$ 452
6.27%, 05/15/2031	5,400	5,526	4.50%, 02/01/2040(f)	324	339
6.55%, 05/15/2048	4,500	5,028	4.50%, 12/01/2040(f)	290	303
		$ 69,639	4.50%, 12/01/2040(f)	99	103
Florida - 0.18%			4.50%, 12/01/2040(f)	551	576
County of Seminole FL			4.50%, 08/01/2041(f),(g)	7,000	7,298
6.44%, 10/01/2040	5,000	5,266	5.50%, 07/01/2038(f)	1,793	1,947
					$ 11,018
Georgia - 0.12%			Federal National Mortgage Association (FNMA) - 20.43%
Municipal Electric Authority of Georgia			2.69%, 08/01/2035(a),(f)	414	436
6.66%, 04/01/2057	3,500	3,420	2.88%, 09/01/2035(a),(f)	450	473
			3.50%, 07/01/2013(f)	66	67
Illinois - 0.88%			3.50%, 03/01/2025(f)	43	44
Chicago Transit Authority			3.50%, 08/01/2025(f),(g)	500	514
6.20%, 12/01/2040	11,000	11,417	3.50%, 02/01/2026(f)	2	2
City of Chicago IL			4.00%, 10/01/2013(f)	31	32
6.64%, 11/01/2029	5,000	5,542	4.00%, 04/01/2014(f)	953	992
State of Illinois			4.00%, 06/01/2014(f)	24	25
4.07%, 01/01/2014	2,400	2,503	4.00%, 02/01/2024(f)	79	83
6.90%, 03/01/2035	6,000	6,431	4.00%, 03/01/2024(f)	110	116
		$ 25,893	4.00%, 06/01/2024(f)	292	307
Louisiana - 0.13%			4.00%, 07/01/2024(f)	110	115
State of Louisiana			4.00%, 07/01/2024(f)	168	176
3.00%, 05/01/2043	3,900	3,951	4.00%, 10/01/2024(f)	59	62
			4.00%, 02/01/2025(f)	185	194
Nebraska - 0.01%			4.00%, 09/01/2025(f)	2	2
Public Power Generation Agency			4.00%, 01/01/2026(f)	31	32
7.24%, 01/01/2041	200	215	4.00%, 02/01/2026(f)	121	127
			4.00%, 02/01/2026(f)	88	93
Nevada - 0.07%			4.00%, 04/01/2026(f)	515	540
County of Clark NV			4.00%, 06/01/2026(f)	834	875
6.82%, 07/01/2045	1,700	1,931	4.00%, 06/01/2026(f)	30	31
			4.00%, 09/01/2040(f)	652	663
			4.00%, 10/01/2040(f)	996	1,013

See accompanying notes

24

Schedule of Investments
Core Plus Bond Fund I
July 31, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.00%, 11/01/2040(f)	$ 564	$ 574	4.50%, 03/01/2040(f)	$ 1,767	$ 1,847
4.00%, 11/01/2040(f)	4,539	4,617	4.50%, 03/01/2040(f)	347	363
4.00%, 11/01/2040(f)	496	504	4.50%, 03/01/2040(f)	693	724
4.00%, 12/01/2040(f)	1,992	2,026	4.50%, 03/01/2040(f)	1,848	1,932
4.00%, 12/01/2040(f)	303	309	4.50%, 04/01/2040(f)	1,126	1,177
4.00%, 01/01/2041(f)	341	347	4.50%, 06/01/2040(f)	153	160
4.00%, 01/01/2041(f)	994	1,011	4.50%, 07/01/2040(f)	1,616	1,689
4.50%, 02/01/2038(f)	47	49	4.50%, 08/01/2040(f),(g)	116,750	121,858
4.50%, 03/01/2038(f)	86	90	4.50%, 08/01/2040(f)	143	150
4.50%, 04/01/2038(f)	674	705	4.50%, 08/01/2040(f)	1,546	1,617
4.50%, 06/01/2038(f)	732	766	4.50%, 09/01/2040(f)	644	673
4.50%, 06/01/2038(f)	322	336	4.50%, 10/01/2040(f)	128	134
4.50%, 06/01/2038(f)	4,776	4,997	4.50%, 10/01/2040(f)	999	1,044
4.50%, 08/01/2038(f)	202	211	4.50%, 01/01/2041(f)	451	471
4.50%, 08/01/2038(f)	595	622	4.50%, 04/01/2041(f)	289	302
4.50%, 01/01/2039(f)	20	21	4.50%, 04/01/2041(f)	70	73
4.50%, 01/01/2039(f)	317	331	4.50%, 05/01/2041(f)	78	82
4.50%, 01/01/2039(f)	302	316	4.50%, 05/01/2041(f)	283	296
4.50%, 01/01/2039(f)	2,097	2,194	4.50%, 05/01/2041(f)	158	165
4.50%, 01/01/2039(f)	183	192	4.50%, 05/01/2041(f)	70	73
4.50%, 01/01/2039(f)	1,144	1,197	4.50%, 05/01/2041(f)	56,601	59,165
4.50%, 02/01/2039(f)	869	910	4.50%, 05/01/2041(f)	56	58
4.50%, 02/01/2039(f)	82	86	4.50%, 05/01/2041(f)	299	313
4.50%, 02/01/2039(f)	3,918	4,099	4.50%, 05/01/2041(f)	3,593	3,756
4.50%, 02/01/2039(f)	858	897	4.50%, 05/01/2041(f)	324	339
4.50%, 02/01/2039(f)	320	335	4.50%, 05/01/2041(f)	227	237
4.50%, 02/01/2039(f)	1,640	1,716	4.50%, 05/01/2041(f)	38,777	40,533
4.50%, 02/01/2039(f)	1,699	1,776	4.50%, 05/01/2041(f)	60	63
4.50%, 02/01/2039(f)	595	623	4.50%, 05/01/2041(f)	262	274
4.50%, 02/01/2039(f)	524	548	4.50%, 05/01/2041(f)	72	75
4.50%, 02/01/2039(f)	347	363	4.50%, 05/01/2041(f)	33,548	35,068
4.50%, 02/01/2039(f)	2,665	2,788	4.50%, 06/01/2041(f)	119	125
4.50%, 03/01/2039(f)	4,276	4,472	5.00%, 08/01/2040(f),(g)	20,000	21,344
4.50%, 03/01/2039(f)	246	257	5.50%, 06/01/2036(f)	249	270
4.50%, 03/01/2039(f)	2,714	2,838	5.50%, 12/01/2036(f)	738	801
4.50%, 03/01/2039(f)	2,551	2,668	5.50%, 01/01/2037(f)	213	232
4.50%, 04/01/2039(f)	276	288	5.50%, 01/01/2037(f)	727	789
4.50%, 04/01/2039(f)	351	367	5.50%, 01/01/2037(f)	340	370
4.50%, 04/01/2039(f)	26,257	27,459	5.50%, 02/01/2037(f)	345	374
4.50%, 04/01/2039(f)	860	899	5.50%, 03/01/2037(f)	218	237
4.50%, 05/01/2039(f)	669	700	5.50%, 08/01/2037(f)	373	407
4.50%, 05/01/2039(f)	3,391	3,546	5.50%, 06/01/2038(f)	1,008	1,094
4.50%, 05/01/2039(f)	2,493	2,607	5.50%, 08/01/2040(f),(g)	22,500	24,381
4.50%, 05/01/2039(f)	178	186	6.00%, 12/01/2031(f)	24	27
4.50%, 05/01/2039(f)	92	96	6.00%, 04/01/2033(f)	27	30
4.50%, 06/01/2039(f)	2,809	2,937	6.00%, 07/01/2033(f)	11	12
4.50%, 06/01/2039(f)	176	184	6.00%, 06/01/2034(f)	20	22
4.50%, 06/01/2039(f)	4,140	4,329	6.00%, 07/01/2034(f)	14	15
4.50%, 06/01/2039(f)	1,585	1,657	6.00%, 08/01/2034(f)	46	51
4.50%, 07/01/2039(f)	4,989	5,217	6.00%, 11/01/2034(f)	46	51
4.50%, 07/01/2039(f)	26	27	6.00%, 04/01/2035(f)	9	10
4.50%, 07/01/2039(f)	451	472	6.00%, 05/01/2035(f)	36	40
4.50%, 08/01/2039(f)	103	107	6.00%, 06/01/2035(f)	78	86
4.50%, 08/01/2039(f)	4,880	5,104	6.00%, 06/01/2035(f)	956	1,058
4.50%, 08/01/2039(f)	2,500	2,614	6.00%, 07/01/2035(f)	655	725
4.50%, 08/01/2039(f)	528	552	6.00%, 09/01/2035(f)	134	148
4.50%, 09/01/2039(f)	2,146	2,244	6.00%, 09/01/2035(f)	28	31
4.50%, 09/01/2039(f)	976	1,022	6.00%, 10/01/2035(f)	656	726
4.50%, 09/01/2039(f)	1,049	1,097	6.00%, 10/01/2035(f)	15	17
4.50%, 10/01/2039(f)	90	94	6.00%, 02/01/2036(f)	86	96
4.50%, 10/01/2039(f)	105	110	6.00%, 02/01/2036(f)	398	440
4.50%, 11/01/2039(f)	951	994	6.00%, 04/01/2036(f)	462	511
4.50%, 11/01/2039(f)	748	783	6.00%, 05/01/2036(f)	120	132
4.50%, 01/01/2040(f)	474	496	6.00%, 06/01/2036(f)	7	8
4.50%, 01/01/2040(f)	22	23	6.00%, 07/01/2036(f)	33	37
4.50%, 01/01/2040(f)	980	1,025	6.00%, 08/01/2036(f)	106	117
4.50%, 02/01/2040(f)	177	185	6.00%, 08/01/2036(f)	11	12
4.50%, 02/01/2040(f)	305	319	6.00%, 08/01/2036(f)	8	9
4.50%, 03/01/2040(f)	893	934	6.00%, 08/01/2036(f)	7	8

See accompanying notes

25

Schedule of Investments
Core Plus Bond Fund I
July 31, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
6.00%, 08/01/2036(f)	$ 62	$ 69	6.00%, 07/01/2037(f)	$ 7	$ 8
6.00%, 09/01/2036(f)	11	12	6.00%, 07/01/2037(f)	10	11
6.00%, 09/01/2036(f)	395	437	6.00%, 07/01/2037(f)	33	36
6.00%, 09/01/2036(f)	611	675	6.00%, 08/01/2037(f)	439	484
6.00%, 09/01/2036(f)	372	411	6.00%, 08/01/2037(f)	179	197
6.00%, 09/01/2036(f)	400	442	6.00%, 08/01/2037(f)	217	240
6.00%, 10/01/2036(f)	8	9	6.00%, 08/01/2037(f)	10	11
6.00%, 10/01/2036(f)	44	49	6.00%, 08/01/2037(f)	9,033	9,963
6.00%, 10/01/2036(f)	275	304	6.00%, 08/01/2037(f)	151	166
6.00%, 10/01/2036(f)	23	26	6.00%, 08/01/2037(f)	362	399
6.00%, 10/01/2036(f)	784	866	6.00%, 08/01/2037(f)	299	330
6.00%, 10/01/2036(f)	7	8	6.00%, 08/01/2037(f)	194	214
6.00%, 10/01/2036(f)	153	169	6.00%, 08/01/2037(f)	370	408
6.00%, 10/01/2036(f)	2,234	2,469	6.00%, 08/01/2037(f)	220	243
6.00%, 10/01/2036(f)	12	13	6.00%, 08/01/2037(f)	10	11
6.00%, 11/01/2036(f)	9	10	6.00%, 08/01/2037(f)	156	172
6.00%, 11/01/2036(f)	189	209	6.00%, 08/01/2037(f)	1,387	1,530
6.00%, 11/01/2036(f)	78	86	6.00%, 08/01/2037(f)	174	192
6.00%, 11/01/2036(f)	7	8	6.00%, 09/01/2037(f)	8	8
6.00%, 11/01/2036(f)	138	153	6.00%, 09/01/2037(f)	11,193	12,344
6.00%, 11/01/2036(f)	7	8	6.00%, 09/01/2037(f)	42	46
6.00%, 11/01/2036(f)	324	358	6.00%, 09/01/2037(f)	244	269
6.00%, 12/01/2036(f)	439	485	6.00%, 09/01/2037(f)	92	101
6.00%, 12/01/2036(f)	128	141	6.00%, 09/01/2037(f)	24	26
6.00%, 12/01/2036(f)	26	29	6.00%, 09/01/2037(f)	121	134
6.00%, 12/01/2036(f)	154	171	6.00%, 09/01/2037(f)	7	8
6.00%, 12/01/2036(f)	544	601	6.00%, 09/01/2037(f)	4,788	5,280
6.00%, 12/01/2036(f)	559	618	6.00%, 09/01/2037(f)	483	535
6.00%, 12/01/2036(f)	611	675	6.00%, 09/01/2037(f)	495	546
6.00%, 12/01/2036(f)	18	20	6.00%, 09/01/2037(f)	5,454	6,016
6.00%, 12/01/2036(f)	367	405	6.00%, 09/01/2037(f)	7	8
6.00%, 01/01/2037(f)	226	250	6.00%, 09/01/2037(f)	10	11
6.00%, 01/01/2037(f)	682	752	6.00%, 09/01/2037(f)	304	336
6.00%, 01/01/2037(f)	93	103	6.00%, 09/01/2037(f)	244	269
6.00%, 01/01/2037(f)	485	537	6.00%, 09/01/2037(f)	1,060	1,169
6.00%, 01/01/2037(f)	497	549	6.00%, 09/01/2037(f)	1,452	1,601
6.00%, 01/01/2037(f)	8	9	6.00%, 09/01/2037(f)	796	878
6.00%, 01/01/2037(f)	8	9	6.00%, 09/01/2037(f)	215	238
6.00%, 02/01/2037(f)	238	263	6.00%, 09/01/2037(f)	10	11
6.00%, 04/01/2037(f)	380	420	6.00%, 09/01/2037(f)	188	207
6.00%, 04/01/2037(f)	467	515	6.00%, 09/01/2037(f)	537	593
6.00%, 04/01/2037(f)	90	99	6.00%, 09/01/2037(f)	1,400	1,544
6.00%, 04/01/2037(f)	64	71	6.00%, 09/01/2037(f)	552	609
6.00%, 04/01/2037(f)	254	280	6.00%, 10/01/2037(f)	458	505
6.00%, 04/01/2037(f)	624	689	6.00%, 10/01/2037(f)	2,541	2,810
6.00%, 05/01/2037(f)	203	223	6.00%, 10/01/2037(f)	308	340
6.00%, 05/01/2037(f)	16	18	6.00%, 10/01/2037(f)	35	38
6.00%, 05/01/2037(f)	471	519	6.00%, 10/01/2037(f)	253	279
6.00%, 06/01/2037(f)	345	380	6.00%, 10/01/2037(f)	231	254
6.00%, 06/01/2037(f)	236	260	6.00%, 10/01/2037(d),(f)	21,988	24,250
6.00%, 06/01/2037(f)	259	285	6.00%, 10/01/2037(f)	480	529
6.00%, 06/01/2037(f)	30	33	6.00%, 10/01/2037(f)	289	318
6.00%, 06/01/2037(f)	10	11	6.00%, 10/01/2037(f)	1,178	1,299
6.00%, 06/01/2037(f)	383	424	6.00%, 10/01/2037(f)	6,975	7,692
6.00%, 07/01/2037(f)	381	420	6.00%, 10/01/2037(f)	402	444
6.00%, 07/01/2037(f)	1,367	1,508	6.00%, 10/01/2037(f)	1,059	1,168
6.00%, 07/01/2037(f)	217	240	6.00%, 10/01/2037(f)	170	187
6.00%, 07/01/2037(f)	257	283	6.00%, 10/01/2037(f)	11	12
6.00%, 07/01/2037(f)	961	1,060	6.00%, 10/01/2037(f)	8	8
6.00%, 07/01/2037(f)	10	11	6.00%, 10/01/2037(f)	458	506
6.00%, 07/01/2037(f)	52	58	6.00%, 10/01/2037(f)	10	11
6.00%, 07/01/2037(f)	65	72	6.00%, 10/01/2037(f)	440	486
6.00%, 07/01/2037(f)	3	4	6.00%, 10/01/2037(f)	1,120	1,235
6.00%, 07/01/2037(f)	137	151	6.00%, 10/01/2037(f)	224	247
6.00%, 07/01/2037(f)	68	74	6.00%, 10/01/2037(f)	186	205
6.00%, 07/01/2037(f)	64	71	6.00%, 11/01/2037(f)	294	325
6.00%, 07/01/2037(f)	490	541	6.00%, 11/01/2037(f)	68	75
6.00%, 07/01/2037(f)	568	626	6.00%, 11/01/2037(f)	467	515
6.00%, 07/01/2037(f)	184	203	6.00%, 11/01/2037(f)	461	508

See accompanying notes

26

Schedule of Investments Core Plus Bond Fund I July 31, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			U.S. Treasury Bill (continued)
6.00%, 11/01/2037(f)	$ 352	$ 389	0.17%, 08/18/2011(i),(j)	$ 23,770	$ 23,768
6.00%, 11/01/2037(f)	53	58			$ 30,000
6.00%, 11/01/2037(f)	4,658	5,137	U.S. Treasury Inflation-Indexed Obligations - 4.43%
6.00%, 11/01/2037(f)	366	403	0.13%, 04/15/2016(d)	18,324	19,133
6.00%, 11/01/2037(f)	210	232	0.63%, 07/15/2021	602	616
6.00%, 11/01/2037(f)	749	827	1.13%, 01/15/2021	413	445
6.00%, 11/01/2037(f)	261	287	1.75%, 01/15/2028(d)	10,247	11,486
6.00%, 11/01/2037(f)	107	117	2.00%, 01/15/2026	8,880	10,300
6.00%, 11/01/2037(f)	181	200	2.38%, 01/15/2025	5,994	7,274
6.00%, 11/01/2037(f)	12	13	2.38%, 01/15/2027(d),(j)	24,987	30,367
6.00%, 11/01/2037(f)	182	201	2.50%, 07/15/2016	15,888	18,530
6.00%, 11/01/2037(f)	26	29	2.50%, 01/15/2029(d)	23,470	29,096
6.00%, 11/01/2037(f)	624	689	3.88%, 04/15/2029	2,062	3,006
6.00%, 11/01/2037(f)	439	484			$ 130,253
6.00%, 11/01/2037(f)	9	10	TOTAL U.S. GOVERNMENT &
6.00%, 11/01/2037(f)	121	133	GOVERNMENT AGENCY OBLIGATIONS		$ 911,228
6.00%, 11/01/2037(f)	1,616	1,782
6.00%, 11/01/2037(f)	1,604	1,769		Maturity
6.00%, 11/01/2037(f)	77	85		Amount
6.00%, 11/01/2037(f)	10	11	REPURCHASE AGREEMENTS - 5.10%	(000's)	Value (000's)
6.00%, 11/01/2037(f)	8	9	U.S. Treasury - 5.10%
6.00%, 11/01/2037(f)	373	412	United States Treasury Repurchase Agreement;	$ 149,906	$ 149,900
6.00%, 11/01/2037(f)	187	206	0.15% dated 07/29/11 maturing 08/01/11
6.00%, 12/01/2037(f)	754	831	(collateralized by US Treasury Note;
6.00%, 12/01/2037(f)	115	127	$152,898,000; 2.95%; dated 12/08/17)
6.00%, 12/01/2037(f)	95	105
6.00%, 12/01/2037(f)	374	413	TOTAL REPURCHASE AGREEMENTS		$ 149,900
6.00%, 12/01/2037(f)	124	137		Principal
6.00%, 12/01/2037(f)	286	316		Amount
6.00%, 12/01/2037(f)	4,410	4,864	COMMERCIAL PAPER - 20.59%	(000's)	Value (000's)
6.00%, 12/01/2037(f)	199	220	Banks - 0.91%
6.00%, 12/01/2037(f)	310	342	Banco Bradesco Discount Note
			1.62%, 08/26/2011(c)	26,800	26,770
6.00%, 12/01/2037(f)	567	626
6.00%, 12/01/2037(f)	409	451
6.00%, 12/01/2037(f)	671	740	Diversified Financial Services - 5.06%
6.00%, 12/01/2037(f)	254	280	Kells Funding LLC
6.00%, 12/01/2037(f)	432	477	0.24%, 08/08/2011	59,700	59,697
6.00%, 12/01/2037(f)	43	48	0.27%, 10/04/2011	14,000	13,993
6.00%, 12/01/2037(f)	1,847	2,037	0.27%, 10/04/2011	75,000	74,973
6.00%, 01/01/2038(f)	139	153			$ 148,663
6.00%, 01/01/2038(f)	437	482	Sovereign - 14.62%
6.00%, 01/01/2038(f)	9	10	Japan Treasury Discount Bill
6.00%, 01/01/2038(f)	172	189	0.08%, 09/05/2011	530,000	6,884
6.00%, 01/01/2038(f)	998	1,101	0.09%, 10/03/2011	2,670,000	34,675
6.00%, 01/01/2038(f)	7	8	0.10%, 08/01/2011	29,430,000	382,282
6.00%, 01/01/2038(f)	495	545	0.10%, 10/24/2011	400,000	5,195
6.00%, 01/01/2038(f)	692	764	0.10%, 10/31/2011	80,000	1,039
6.00%, 01/01/2038(f)	747	824			$ 430,075
6.00%, 01/01/2038(f)	362	398	TOTAL COMMERCIAL PAPER		$ 605,508
6.00%, 01/01/2038(f)	124	137	TOTAL PURCHASED SWAPTIONS - 0.01%		$ 280
6.00%, 02/01/2038(f)	362	399	Total Investments		$ 3,273,654
6.00%, 02/01/2038(f)	24	27	Liabilities in Excess of Other Assets, Net - (11.32)%		$ (332,856)
6.00%, 02/01/2038(f)	490	541	TOTAL NET ASSETS - 100.00%		$ 2,940,798
6.00%, 03/01/2038(f)	944	1,040
6.00%, 03/01/2038(f)	79	88
6.00%, 09/01/2038(f)	3,642	4,017	(a)	Variable Rate. Rate shown is in effect at July 31, 2011.
		$ 600,858	(b)	Security exempt from registration under Rule 144A of the Securities Act of
U.S. Treasury - 4.73%			1933. These securities may be resold in transactions exempt from
0.38%, 07/31/2013(h)	92,200	92,222	registration, normally to qualified institutional buyers. Unless otherwise
0.63%, 07/15/2014	1,600	1,603	indicated, these securities are not considered illiquid. At the end of the
1.50%, 07/31/2016(h)	45,000	45,274	period, the value of these securities totaled $507,010 or 17.24% of net
			assets.
		$ 139,099	(c) Security is Illiquid
U.S. Treasury Bill - 1.02%			(d)	Security or a portion of the security was pledged to cover margin
0.02%, 09/01/2011(i),(j)	2,490	2,490
0.04%, 09/15/2011(i),(j)	340	340	requirements for futures contracts. At the end of the period, the value of
0.04%, 09/22/2011(i),(j)	641	641	these securities totaled $11,482 or 0.39% of net assets.
0.04%, 09/29/2011(i),(j)	960	960	(e)	Market value is determined in accordance with procedures established in
0.05%, 09/08/2011(i),(j)	1,801	1,801	good faith by the Board of Directors. At the end of the period, the value of
			these securities totaled $7,691 or 0.26% of net assets.

See accompanying notes

27

Schedule of Investments Core Plus Bond Fund I July 31, 2011 (unaudited)

(f)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(g)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(h)	Security purchased on a when-issued basis.
(i)	Rate shown is the discount rate of the original purchase.
(j)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $34,547 or 1.17% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 150,415
Unrealized Depreciation		(6,670)
Net Unrealized Appreciation (Depreciation)		$ 143,745
Cost for federal income tax purposes		$ 3,129,909
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Government		38.13%
Financial		35.03%
Mortgage Securities		26.09%
Revenue Bonds			2.45%
Energy			2.11%
Basic Materials			1.62%
General Obligation Unltd			1.50%
Consumer, Non-cyclical			1.32%
Asset Backed Securities			0.93%
Communications			0.86%
Utilities			0.72%
Industrial			0.42%
Consumer, Cyclical			0.06%
Diversified			0.04%
Insured			0.03%
Purchased Swaptions			0.01%
Liabilities in Excess of Other Assets, Net		(11.32)%
TOTAL NET ASSETS		100.00%

Credit Default Swaps

Sell Protection
		Implied
		Credit
		Spread as of					Upfront	Unrealized/
		July 31, (Pay)/Receive		Expiration	Notional	Market	Premiums	Appreciation
Counterparty (Issuer)	Reference Entity	2011 (c)	Fixed Rate	Date	Amount (a) Value (b) Paid/(Received)			(Depreciation)
Bank of America NA	Berkshire Hathaway Finance	0.85%	1.00%	03/20/2015	$ 2,200	$ 12	$ (28)	$ 40
	Corp; 4.63%; 10/15/2013
Bank of America NA	CDX.IG.16.5Y	N/A	1.00%	06/20/2016	$ 61,600	$ 122	$ 262	$ (140)
Bank of America NA	Credit Agricole (London);	3.53%	1.00%	06/20/2016	2,500	(398)	(252)	(146)
	0.50%; 03/13/2016
Bank of America NA	France (Govt of) OAT BD;	1.13%	0.25%	03/20/2016	1,400	(56)	(51)	(5)
	4.25%; 04/25/2019
Bank of America NA	General Electric Capital	1.43%	1.00%	12/20/2015	2,000	(38)	(34)	(4)
	Corp; 5.63%; 09/15/2017
Bank of America NA	General Electric Capital	1.43%	1.00%	12/20/2015	2,100	(40)	(37)	(3)
	Corp; 5.63%; 09/15/2017
Bank of America NA	Japanese Government Bond	0.84%	1.00%	03/20/2016	300	3	4	(1)
	(20Y); 2.00%; 03/21/2022
Bank of America NA	Japanese Government Bond	0.84%	1.00%	03/20/2016	200	1	2	(1)
	(20Y); 2.00%; 03/21/2022
Bank of America NA	MetLife Inc; 5.00%;	1.43%	1.00%	12/20/2015	3,900	(71)	(185)	114
	06/15/2015
Bank of America NA	MetLife Inc; 5.00%;	1.36%	1.00%	09/20/2015	9,500	(136)	(505)	369
	06/15/2015
Bank of America NA	Republic of Indonesia 144A	1.82%	1.00%	06/20/2021	7,100	(467)	(462)	(5)
	Note; 7.25%; 04/20/2015

See accompanying notes

28

Schedule of Investments
Core Plus Bond Fund I
July 31, 2011 (unaudited)

Credit Default Swaps (continued)

Sell Protection (continued)
		Implied
		Credit
		Spread as of					Upfront	Unrealized/
		July 31, (Pay)/Receive		Expiration	Notional	Market	Premiums	Appreciation
Counterparty (Issuer)	Reference Entity	2011 (c)	Fixed Rate	Date	Amount (a) Value (b) Paid/(Received)			(Depreciation)
Bank of America NA	Spanish Government Bond;	3.64%	1.00%	03/20/2016	$ 400 $	(41) $	(24) $	(17)
	5.50%; 07/30/2017
Bank of America NA	UK GILT; 4.25%;	0.72%	1.00%	06/20/2016	3,200	43	62	(19)
	06/07/2032
Bank of America NA	United Mexican States;	1.45%	1.00%	03/20/2021	200	(7)	(8)	1
	7.50%; 04/08/2033
Bank of America NA	United Mexican States;	1.46%	1.00%	06/20/2021	10,500	(390)	(299)	(91)
	7.50%; 04/08/2033
Bank of America NA	United Mexican States;	0.96%	1.00%	09/20/2015	300	—	(4)	4
	7.50%; 04/08/2033
Barclays Bank PLC	France (Govt of) OAT BD;	1.13%	0.25%	03/20/2016	1,000	(40)	(33)	(7)
	4.25%; 04/25/2019
Barclays Bank PLC	Republic of Brazil Global	0.97%	1.00%	06/20/2015	500	1	(5)	6
	Bond; 12.25%; 03/06/2030
Barclays Bank PLC	Republic of Brazil Global	1.04%	1.00%	12/20/2015	11,600	(16)	(58)	42
	Bond; 12.25%; 03/06/2030
Barclays Bank PLC	Republic of Indonesia 144A	1.82%	1.00%	06/20/2021	4,400	(290)	(274)	(16)
	Note; 7.25%; 04/20/2015
Barclays Bank PLC	Republic of Indonesia 144A	1.29%	1.00%	06/20/2016	1,500	(20)	(23)	3
	Note; 7.25%; 04/20/2015
Barclays Bank PLC	Republic of Indonesia 144A	1.29%	1.00%	06/20/2016	1,500	(20)	(23)	3
	Note; 7.25%; 04/20/2015
Barclays Bank PLC	Republic of Italy Global	3.17%	1.00%	03/20/2016	1,200	(103)	(42)	(61)
	Bond; 6.88%; 09/27/2023
Barclays Bank PLC	United Mexican States;	0.90%	1.00%	03/20/2015	1,500	4	(24)	28
	7.50%; 04/08/2033
BNP Paribas	CDX.IG.16.5Y	N/A	1.00%	06/20/2016	59,600	118	198	(80)
BNP Paribas	U S Treasury Note; 4.88%;	0.65%	0.25%	03/20/2016	6,200	(143)	(81)	(62)
	08/15/2016
Citibank NA	Berkshire Hathaway Finance	1.10%	1.00%	03/20/2016	300	(1)	(3)	2
	Corp; 4.63%; 10/15/2013
Citibank NA	Republic of Brazil Global	0.97%	1.00%	06/20/2015	1,000	2	(21)	23
	Bond; 12.25%; 03/06/2030
Citibank NA	Republic of Brazil Global	0.99%	1.00%	09/20/2015	1,000	—	(13)	13
	Bond; 12.25%; 03/06/2030
Citibank NA	Republic of Brazil Global	1.11%	1.00%	06/20/2016	5,400	(27)	(17)	(10)
	Bond; 12.25%; 03/06/2030
Citibank NA	Republic of Brazil Global	1.49%	1.00%	03/20/2021	9,900	(401)	(422)	21
	Bond; 12.25%; 03/06/2030
Citibank NA	Republic of Indonesia 144A	1.82%	1.00%	06/20/2021	14,200	(936)	(894)	(42)
	Note; 7.25%; 04/20/2015
Citibank NA	Russian Federation Bond;	1.32%	1.00%	03/20/2016	11,200	(174)	(254)	80
	7.50%; 03/31/2030
Citibank NA	Spanish Government Bond;	3.65%	1.00%	06/20/2016	900	(96)	(59)	(37)
	5.50%; 07/30/2017
Citibank NA	United Mexican States;	1.08%	1.00%	06/20/2016	2,900	(11)	(6)	(5)
	7.50%; 04/08/2033
Citibank NA	United Mexican States;	0.90%	1.00%	03/20/2015	1,500	5	(24)	29
	7.50%; 04/08/2033
Citibank NA	United Mexican States;	0.96%	1.00%	09/20/2015	700	—	(9)	9
	7.50%; 04/08/2033
Deutsche Bank AG	Arab Republic of Egypt;	3.13%	1.00%	03/20/2016	5,500	(509)	(528)	19
	5.75%; 04/29/2020
Deutsche Bank AG	CDX.IG.16.5Y	N/A	1.00%	06/20/2016	14,200	28	65	(37)
Deutsche Bank AG	France (Govt of) OAT BD;	1.13%	0.25%	03/20/2016	500	(20)	(18)	(2)
	4.25%; 04/25/2019
Deutsche Bank AG	General Electric Capital	0.94%	4.75%	12/20/2013	100	9	—	9
	Corp; 5.63%; 09/15/2017
Deutsche Bank AG	General Electric Capital	0.94%	4.30%	12/20/2013	300	24	—	24
	Corp; 5.63%; 09/15/2017
Deutsche Bank AG	General Electric Capital	0.94%	4.23%	12/20/2013	800	62	—	62
	Corp; 5.63%; 09/15/2017
Deutsche Bank AG	General Electric Capital	0.94%	4.90%	12/20/2013	300	28	—	28
	Corp; 5.63%; 09/15/2017
Deutsche Bank AG	Japanese Government Bond	0.70%	1.00%	03/20/2015	1,000	10	8	2
	(20Y); 2.00%; 03/21/2022

See accompanying notes

29

Schedule of Investments
Core Plus Bond Fund I
July 31, 2011 (unaudited)

Credit Default Swaps (continued)

Sell Protection (continued)
		Implied
		Credit
		Spread as of					Upfront	Unrealized/
		July 31, (Pay)/Receive		Expiration	Notional	Market	Premiums	Appreciation
Counterparty (Issuer)	Reference Entity	2011 (c)	Fixed Rate	Date	Amount (a) Value (b) Paid/(Received)			(Depreciation)
Deutsche Bank AG	Metlife Inc; 5.00%;	1.75%	1.00%	03/20/2018	$ 4,600 $	(209) $	(247) $	38
	06/15/2015
Deutsche Bank AG	Republic of Brazil Global	1.11%	1.00%	06/20/2016	3,300	(17)	(11)	(6)
	Bond; 12.25%; 03/06/2030
Deutsche Bank AG	Republic of Brazil Global	0.97%	1.00%	06/20/2015	600	1	(4)	5
	Bond; 12.25%; 03/06/2030
Deutsche Bank AG	Republic of Indonesia;	1.15%	1.00%	09/20/2015	500	(2)	(10)	8
	6.75%; 03/10/2014
Deutsche Bank AG	Republic of Italy Global	3.18%	1.00%	06/20/2016	2,300	(208)	(56)	(152)
	Bond; 6.88%; 09/27/2023
Deutsche Bank AG	Republic of Korea Global	0.99%	1.00%	06/20/2016	1,000	(1)	—	(1)
	Bond; 4.88%; 09/22/2014
Deutsche Bank AG	Republic of Korea Global	0.99%	1.00%	06/20/2016	600	(1)	—	(1)
	Bond; 4.88%; 09/22/2014
Deutsche Bank AG	United Mexican States;	0.90%	1.00%	03/20/2015	800	2	(13)	15
	7.50%; 04/08/2033
Deutsche Bank AG	United Mexican States;	1.04%	1.00%	03/20/2016	5,900	(14)	(40)	26
	7.50%; 04/08/2033
Goldman Sachs & Co	Berkshire Hathaway Finance	0.85%	1.00%	03/20/2015	1,100	6	(14)	20
	Corp; 4.63%; 10/15/2013
Goldman Sachs & Co	France (Govt of) OAT BD;	1.17%	0.25%	06/20/2016	7,500	(325)	(186)	(139)
	4.25%; 04/25/2019
Goldman Sachs & Co	Japanese Government Bond	0.87%	1.00%	06/20/2016	3,300	19	32	(13)
	(20Y); 2.00%; 03/21/2022
Goldman Sachs & Co	Republic of Brazil Global	0.97%	1.00%	06/20/2015	500	1	(5)	6
	Bond; 12.25%; 03/06/2030
Goldman Sachs & Co	Republic of Italy Global	3.18%	1.00%	06/20/2016	1,000	(90)	(18)	(72)
	Bond; 6.88%; 09/27/2023
Goldman Sachs & Co	Republic of Italy Global	3.17%	1.00%	03/20/2016	400	(35)	(14)	(21)
	Bond; 6.88%; 09/27/2023
Goldman Sachs & Co	Spanish Government Bond;	3.64%	1.00%	03/20/2016	400	(40)	(24)	(16)
	5.50%; 07/30/2017
Goldman Sachs & Co	UK GILT; 4.25%;	0.66%	1.00%	12/20/2015	2,100	31	41	(10)
	06/07/2032
Goldman Sachs & Co	UK GILT; 4.25%;	0.66%	1.00%	12/20/2015	1,000	15	20	(5)
	06/07/2032
Goldman Sachs & Co	UK GILT; 4.25%;	0.59%	1.00%	06/20/2015	12,300	190	84	106
	06/07/2032
HSBC Securities Inc	France (Govt of) OAT BD;	1.20%	0.25%	09/20/2016	400	(19)	(15)	(4)
	4.25%; 04/25/2019
HSBC Securities Inc	Republic of Brazil Global	0.99%	1.00%	09/20/2015	1,500	1	(12)	13
	Bond; 12.25%; 03/06/2030
HSBC Securities Inc	Republic of Brazil Global	0.97%	1.00%	06/20/2015	4,400	6	(36)	42
	Bond; 12.25%; 03/06/2030
HSBC Securities Inc	Republic of Brazil Global	0.97%	1.00%	06/20/2015	1,900	3	(39)	42
	Bond; 12.25%; 03/06/2030
HSBC Securities Inc	Republic of Brazil Global	1.08%	1.00%	03/20/2016	21,200	(69)	(106)	37
	Bond; 12.25%; 03/06/2030
HSBC Securities Inc	Republic of Brazil Global	0.97%	1.00%	06/20/2015	2,100	3	(17)	20
	Bond; 12.25%; 03/06/2030
HSBC Securities Inc	United Mexican States;	1.45%	1.00%	03/20/2021	7,500	(266)	(332)	66
	7.50%; 04/08/2033
Morgan Stanley & Co	CDX.IG.16.5Y	N/A	1.00%	06/20/2016	9,400	19	44	(25)
Morgan Stanley & Co	France (Govt of) OAT BD;	1.13%	0.25%	03/20/2016	500	(19)	(15)	(4)
	4.25%; 04/25/2019
Morgan Stanley & Co	Republic of Brazil Global	0.97%	1.00%	06/20/2015	600	1	(4)	5
	Bond; 12.25%; 03/06/2030
Royal Bank of Scotland PLC	France (Govt of) OAT BD;	1.09%	0.25%	12/20/2015	700	(25)	(12)	(13)
	4.25%; 04/25/2019
Royal Bank of Scotland PLC	France (Govt of) OAT BD;	1.13%	0.25%	03/20/2016	500	(20)	(15)	(5)
	4.25%; 04/25/2019
Royal Bank of Scotland PLC	United Mexican States;	0.96%	1.00%	09/20/2015	2,100	2	(19)	21
	7.50%; 04/08/2033
UBS Securities	Berkshire Hathaway Finance	0.85%	1.00%	03/20/2015	1,100	7	(14)	21
	Corp; 4.63%; 10/15/2013

See accompanying notes

30

Schedule of Investments
Core Plus Bond Fund I
July 31, 2011 (unaudited)

Credit Default Swaps (continued)

Sell Protection (continued)
		Implied
		Credit
		Spread as of					Upfront	Unrealized/
		July 31, (Pay)/Receive		Expiration	Notional	Market	Premiums	Appreciation
Counterparty (Issuer)	Reference Entity	2011 (c)	Fixed Rate	Date	Amount (a)	Value (b) Paid/(Received)		(Depreciation)
UBS Securities	France (Govt of) OAT BD;	1.13%	0.25%	03/20/2016	$ 1,800	$ (71) $	(65) $	(6)
	4.25%; 04/25/2019
UBS Securities	Republic of Brazil Global	0.99%	1.00%	09/20/2015	500	—	(4)	4
	Bond; 12.25%; 03/06/2030
UBS Securities	U S Treasury Note; 4.88%;	0.65%	0.25%	09/20/2015	10,100	(211)	(120)	(91)
	08/15/2016

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement.

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

All dollar amounts are shown in thousands (000's)

Foreign Currency Contracts

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Accept In Exchange For			Value Appreciation/(Depreciation)
Brazilian Real	Bank of America	09/02/2011	372,200 $	200	$ 238 $	38
Brazilian Real	Barclays Bank PLC	09/02/2011	81,987,692	50,949	52,469	1,520
Brazilian Real	Morgan Stanley & Co	09/02/2011	185,950	100	119	19
Brazilian Real	Royal Bank of Scotland PLC	08/02/2011	87,066,902	54,018	56,141	2,123
Canadian Dollar	Deutche Bank AG	09/19/2011	3,382,000	3,433	3,537	104
Canadian Dollar	JP Morgan Securities	09/19/2011	4,594,000	4,831	4,804	(27)
Canadian Dollar	RBC Dominion Securities	09/19/2011	1,382,000	1,401	1,445	44
Chinese Renminbi	Morgan Stanley & Co	11/15/2011	43,767,750	6,700	6,806	106
Euro	Bank of America	10/19/2011	1,194,000	1,705	1,712	7
Euro	RBC Dominion Securities	10/19/2011	2,256,000	3,236	3,235	(1)
Indian Rupee	HSBC Securities Inc	08/12/2011	163,620,000	3,623	3,696	73
Indian Rupee	UBS Securities	11/18/2011	163,620,000	3,622	3,633	11
Indonesian Rupiah	Bank of America	01/31/2012	48,705,611,000	5,371	5,598	227
Indonesian Rupiah	Deutche Bank AG	10/31/2011	16,162,000,000	1,742	1,880	138
Indonesian Rupiah	HSBC Securities Inc	07/02/2012	39,162,400,000	4,334	4,501	167
Indonesian Rupiah	Royal Bank of Scotland PLC	10/31/2011	34,118,925,000	3,676	3,970	294
Japanese Yen	RBC Dominion Securities	10/03/2011	2,859,474,000	36,514	37,181	667
Japanese Yen	Royal Bank of Scotland PLC	08/01/2011	19,906,956,000	247,592	258,582	10,990
Malaysian Ringgit	Barclays Bank PLC	08/11/2011	3,900,000	1,262	1,313	51
Malaysian Ringgit	Citigroup Inc	08/11/2011	7,680,000	2,489	2,586	97
Malaysian Ringgit	HSBC Securities Inc	08/11/2011	2,176,746	707	733	26
Malaysian Ringgit	JP Morgan Securities	08/11/2011	1,300,000	422	438	16
Malaysian Ringgit	JP Morgan Securities	04/23/2012	15,056,746	4,965	5,008	43
Mexican Peso	Deutche Bank AG	11/18/2011	5,026,836	427	424	(3)
Mexican Peso	HSBC Securities Inc	11/18/2011	282,824,299	23,601	23,858	257
Mexican Peso	Morgan Stanley & Co	11/18/2011	187,603,329	15,739	15,826	87
Mexican Peso	UBS Securities	11/18/2011	9,549,200	800	806	6
Philippine Peso	Barclays Bank PLC	11/15/2011	36,806,377	829	866	37
Philippine Peso	Citigroup Inc	03/15/2012	98,600,000	2,272	2,311	39
Philippine Peso	Citigroup Inc	11/15/2011	101,557,500	2,314	2,390	76
Philippine Peso	Deutche Bank AG	11/15/2011	15,417,500	350	363	13
Philippine Peso	Goldman Sachs & Co	11/15/2011	21,960,000	500	517	17
Philippine Peso	JP Morgan Securities	11/15/2011	44,008,000	1,000	1,036	36
Philippine Peso	JP Morgan Securities	03/15/2012	318,629,400	7,330	7,469	139
Philippine Peso	Morgan Stanley & Co	03/15/2012	73,944,000	1,698	1,733	35
Singapore Dollar	Barclays Bank PLC	09/09/2011	900,000	704	748	44
Singapore Dollar	Citigroup Inc	09/09/2011	1,700,000	1,329	1,412	83
Singapore Dollar	Citigroup Inc	12/09/2011	1,647,882	1,308	1,370	62
Singapore Dollar	Deutche Bank AG	09/09/2011	6,400,000	5,154	5,317	163
Singapore Dollar	Goldman Sachs & Co	09/09/2011	2,000,000	1,625	1,662	37

See accompanying notes

31

Schedule of Investments
Core Plus Bond Fund I
July 31, 2011 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Accept In Exchange For			Value	Appreciation/(Depreciation)
Singapore Dollar	JP Morgan Securities	09/09/2011	5,164,184 $	4,114	$ 4,290	$ 176
Singapore Dollar	Royal Bank of Scotland PLC	09/09/2011	5,100,000	4,058	4,237	179
Singapore Dollar	UBS Securities	09/09/2011	1,600,000	1,302	1,329	27
South African Rand	Barclays Bank PLC	09/13/2011	3,040,600	400	453	53
South African Rand	HSBC Securities Inc	10/28/2011	65,683,901	9,335	9,716	381
South African Rand	Morgan Stanley & Co	09/13/2011	1,519,800	200	226	26
South African Rand	UBS Securities	09/13/2011	1,520,000	200	226	26
South Korean Won	Citigroup Inc	08/12/2011	16,439,441,100	15,086	15,595	509
South Korean Won	Goldman Sachs & Co	08/12/2011	372,009,000	330	353	23
South Korean Won	JP Morgan Securities	11/14/2011	33,375,150,100	31,381	31,555	174
South Korean Won	JP Morgan Securities	08/12/2011	16,000,000,000	14,537	15,178	641
South Korean Won	Morgan Stanley & Co	08/12/2011	249,700,000	222	237	15
South Korean Won	Royal Bank of Scotland PLC	08/12/2011	314,000,000	281	298	17
Turkish New Lira	HSBC Securities Inc	10/27/2011	16,041,565	9,543	9,348	(195)

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Deliver In Exchange For			Value	Appreciation/(Depreciation)
Brazilian Real	Barclays Bank PLC	08/02/2011	82,975,332 $	51,874	$ 53,503	$ (1,629)
Brazilian Real	Citigroup Inc	08/02/2011	489,860	300	316	(16)
Brazilian Real	HSBC Securities Inc	08/02/2011	1,315,920	800	849	(49)
Brazilian Real	Morgan Stanley & Co	08/02/2011	979,230	600	631	(31)
Brazilian Real	UBS Securities	08/02/2011	1,306,560	800	842	(42)
British Pound	Bank of America	09/13/2011	1,400,000	2,286	2,297	(11)
British Pound	Barclays Bank PLC	09/13/2011	8,012,000	13,097	13,143	(46)
British Pound	Barclays Bank PLC	08/02/2011	700,000	1,147	1,149	(2)
British Pound	BNP Paribas Bank	09/13/2011	612,000	976	1,004	(28)
British Pound	Citigroup Inc	09/13/2011	9,094,000	14,816	14,918	(102)
British Pound	Credit Suisse	08/02/2011	700,000	1,147	1,149	(2)
British Pound	UBS Securities	09/13/2011	7,104,000	11,665	11,654	11
Canadian Dollar	BNP Paribas Bank	09/19/2011	1,853,000	1,883	1,938	(55)
Canadian Dollar	Citigroup Inc	09/19/2011	2,524,000	2,551	2,640	(89)
Canadian Dollar	RBC Dominion Securities	09/19/2011	2,059,000	2,082	2,153	(71)
Canadian Dollar	Royal Bank of Scotland PLC	09/19/2011	620,000	636	648	(12)
Euro	Barclays Bank PLC	10/19/2011	97,868,000	137,487	140,331	(2,844)
Euro	Citigroup Inc	10/19/2011	201,000	284	288	(4)
Euro	Credit Suisse	10/19/2011	2,959,000	4,132	4,243	(111)
Euro	Deutche Bank AG	10/19/2011	4,013,000	5,660	5,754	(94)
Euro	Morgan Stanley & Co	10/19/2011	9,609,000	13,390	13,778	(388)
Indian Rupee	UBS Securities	08/12/2011	163,620,000	3,663	3,696	(33)
Japanese Yen	Bank of America	10/24/2011	180,000,000	2,276	2,341	(65)
Japanese Yen	Citigroup Inc	10/03/2011	5,530,000,000	68,500	71,905	(3,405)
Japanese Yen	Citigroup Inc	09/06/2011	530,000,000	6,591	6,889	(298)
Japanese Yen	Citigroup Inc	10/24/2011	137,000,000	1,734	1,782	(48)
Japanese Yen	Deutche Bank AG	10/24/2011	83,000,000	1,049	1,079	(30)
Japanese Yen	JP Morgan Securities	08/01/2011	1,120,000,000	13,635	14,548	(913)
Japanese Yen	JP Morgan Securities	10/31/2011	80,000,000	1,028	1,040	(12)
Japanese Yen	UBS Securities	08/01/2011	48,220,000,000	590,450	626,356	(35,906)
Malaysian Ringgit	JP Morgan Securities	08/11/2011	15,056,746	5,010	5,070	(60)
Mexican Peso	Barclays Bank PLC	11/18/2011	468,727,106	39,416	39,541	(125)
South Korean Won	JP Morgan Securities	08/12/2011	33,375,150,100	31,552	31,660	(108)

All dollar amounts are shown in thousands (000's)

See accompanying notes

32

Schedule of Investments
Core Plus Bond Fund I
July 31, 2011 (unaudited)

Futures Contracts

								Unrealized
Type		Long/Short	Contracts	Notional Value		Current Market Value		Appreciation/(Depreciation)
10 Year German Govt Bond; September 2011		Long		34	$ 6,165	$ 6,369		$ 204
3 month Euro EURIBOR; December 2012		Long		84	29,428		29,638	210
3 month Euro EURIBOR; June 2012		Long		84	29,505		29,665	160
3 month Euro EURIBOR; March 2013		Long		84	29,400		29,623	223
3 month Euro EURIBOR; September 2012		Long		84	29,468		29,658	190
90 day Eurodollar; December 2012		Long		727	179,973		180,432	459
90 day Eurodollar; December 2013		Long		264	64,787		65,073	286
90 day Eurodollar; July 2014		Long		45	10,976		11,035	59
90 day Eurodollar; June 2012		Long		4,258	1,054,480		1,058,432	3,952
90 day Eurodollar; June 2013		Long		2,246	554,675		556,025	1,350
90 day Eurodollar; March 2012		Long		4,610	1,142,425		1,146,334	3,909
90 day Eurodollar; March 2013		Long		1,665	411,394		412,795	1,401
90 day Eurodollar; March 2014		Long		232	56,749		57,043	294
90 day Eurodollar; September 2011		Long		921	229,388		229,387	(1)
90 day Eurodollar; September 2012		Long		2,582	640,212		641,433	1,221
90 day Eurodollar; September 2013		Long		444	109,253		109,707	454
US 5 Year Note; September 2011		Long		436	52,528		52,950	422
								$ 14,793

All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

		(Pay)/Receive					Notional /Principal	Unrealized
Counterparty (Issuer)	Floating Rate Index	Floating Rate		Fixed Rate Expiration Date Currency			Amount	Appreciation/(Depreciation)
Bank of America NA	3 Month LIBOR		Pay	1.25%	12/21/2014	USD	$ 18,500	$ 185
Bank of America NA	3 Month LIBOR	Receive		4.25%	06/15/2041	USD	2,100	(260)
Bank of America NA	3 Month LIBOR	Receive		3.50%	06/15/2021	USD	18,000	(989)
Bank of America NA	3 Month LIBOR	Receive		4.00%	12/21/2041	USD	1,600	(78)
Bank of America NA	6 Month EURIBOR		Pay	3.50%	09/21/2021	EUR	1,300	68
Barclays Bank PLC	3 Month LIBOR	Receive		4.25%	06/15/2041	USD	2,000	(214)
Barclays Bank PLC	Brazil Cetip Interbank		Pay	11.99%	01/02/2014	BRL	2,500	(5)
	Deposit
Barclays Bank PLC	Brazil Cetip Interbank		Pay	10.84%	01/02/2012	BRL	1,200	7
	Deposit Rate
Barclays Bank PLC	Brazil Cetip Interbank		Pay	12.29%	01/02/2013	BRL	35,100	329
	Deposit Rate
Barclays Bank PLC	Brazil Cetip Interbank		Pay	11.91%	01/02/2013	BRL	26,700	97
	Deposit Rate
Barclays Bank PLC	MXN-TIIE-Banxico 28 day		Pay	7.34%	01/28/2015	MXN	287,900	1,375
	Rate
BNP Paribas	Federal Fund Effective Rate		Pay	1.00%	09/19/2014	USD	16,300	56
	US
Citibank NA	3 Month LIBOR	Receive		4.00%	12/21/2041	USD	5,700	(186)
Citibank NA	3 Month LIBOR	Receive		4.25%	06/15/2041	USD	4,100	(482)
Citibank NA	3 Month LIBOR	Receive		3.50%	06/15/2021	USD	21,700	(1,129)
Citibank NA	6 Month EURIBOR		Pay	3.65%	09/21/2021	EUR	3,500	192
Citibank NA	MXN-TIIE-Banxico 28 day		Pay	7.33%	01/28/2015	MXN	68,800	329
	Rate
Credit Suisse	Brazil Cetip Interbank		Pay	12.48%	01/02/2013	BRL	2,000	13
	Deposit
Deutsche Bank AG	3 Month LIBOR	Receive		3.50%	06/15/2021	USD	5,500	(392)
Deutsche Bank AG	3 Month LIBOR	Receive		4.25%	06/15/2041	USD	5,400	(240)
Deutsche Bank AG	3 Month LIBOR	Receive		4.00%	12/21/2041	USD	2,200	(36)
Goldman Sachs & Co	3 Month LIBOR	Receive		4.25%	06/15/2041	USD	6,200	(684)
Goldman Sachs & Co	6 Month EURIBOR		Pay	3.50%	09/21/2021	EUR	20,400	983
Goldman Sachs & Co	Brazil Cetip Interbank		Pay	11.93%	01/02/2013	BRL	7,400	39
	Deposit
Goldman Sachs & Co	Brazil Cetip Interbank		Pay	12.65%	01/02/2014	BRL	7,300	64
	Deposit Rate
Goldman Sachs & Co	Brazil Cetip Interbank		Pay	10.99%	01/02/2012	BRL	6,500	39
	Deposit Rate
Goldman Sachs & Co	Brazil Cetip Interbank		Pay	11.89%	01/02/2013	BRL	43,200	184
	Deposit Rate
HSBC Securities Inc	3 Month LIBOR	Receive		3.50%	06/15/2021	USD	3,900	(191)
HSBC Securities Inc	3 Month LIBOR	Receive		4.25%	06/15/2041	USD	400	(40)

See accompanying notes

33

Schedule of Investments
Core Plus Bond Fund I
July 31, 2011 (unaudited)

Interest Rate Swaps (continued)

		(Pay)/Receive				Notional /Principal		Unrealized
Counterparty (Issuer)	Floating Rate Index	Floating Rate	Fixed Rate Expiration Date Currency				Amount	Appreciation/(Depreciation)
HSBC Securities Inc	Brazil Cetip Interbank	Pay	11.88%	01/02/2013	BRL $		5,500	$ 17
	Deposit
HSBC Securities Inc	Brazil Cetip Interbank	Pay	12.30%	01/02/2013	BRL		2,300		21
	Deposit
HSBC Securities Inc	Brazil Cetip Interbank	Pay	11.36%	01/02/2012	BRL		74,400		696
	Deposit Rate
HSBC Securities Inc	Brazil Cetip Interbank	Pay	11.89%	01/02/2013	BRL		35,500		147
	Deposit Rate
HSBC Securities Inc	Brazil Cetip Interbank	Pay	11.14%	01/02/2012	BRL		3,500		35
	Deposit Rate
HSBC Securities Inc	Brazil Cetip Interbank	Pay	12.54%	01/02/2014	BRL		30,300		339
	Deposit Rate
JP Morgan Chase	3 Month LIBOR	Receive	4.25%	06/15/2041	USD		5,700		(263)
Merrill Lynch	Brazil Cetip Interbank	Pay	11.90%	01/02/2013	BRL		42,100		141
	Deposit
Merrill Lynch	Brazil Cetip Interbank	Pay	10.99%	01/02/2012	BRL		18,800		112
	Deposit Rate
Morgan Stanley & Co	3 Month LIBOR	Receive	4.25%	06/15/2041	USD		14,300	(1,311)
Morgan Stanley & Co	3 Month LIBOR	Receive	4.00%	12/21/2041	USD		6,000		(205)
Morgan Stanley & Co	3 Month LIBOR	Receive	3.50%	06/15/2021	USD		3,200		(174)
Morgan Stanley & Co	6 Month EURIBOR	Pay	3.65%	09/21/2021	EUR		7,800		400
Morgan Stanley & Co	6 Month EURIBOR	Pay	3.50%	09/21/2021	EUR		17,500		733
Morgan Stanley & Co	Brazil Cetip Interbank	Pay	12.51%	01/02/2014	BRL		19,800		217
	Deposit
Morgan Stanley & Co	Brazil Cetip Interbank	Pay	12.59%	01/02/2013	BRL		23,400		177
	Deposit
Morgan Stanley & Co	Brazil Cetip Interbank	Pay	11.63%	01/02/2012	BRL		25,700		110
	Deposit
Morgan Stanley & Co	Brazil Cetip Interbank	Pay	11.89%	01/02/2014	BRL		16,800		(59)
	Deposit
Morgan Stanley & Co	Brazil Cetip Interbank	Pay	11.98%	01/02/2013	BRL		4,400		20
	Deposit
Morgan Stanley & Co	Federal Fund Effective Rate	Pay	0.50%	09/19/2013	USD		41,300		61
	US
Morgan Stanley & Co	MXN-TIIE-Banxico-	Pay	6.50%	03/05/2013	MXN		10,800		12
	Bloomberg
Royal Bank of Scotland PLC	3 Month LIBOR	Receive	4.25%	06/15/2041	USD		59,500	(6,393)
Royal Bank of Scotland PLC	Brazil Cetip Interbank	Pay	12.08%	01/02/2012	BRL		4,300		30
	Deposit
Royal Bank of Scotland PLC	Brazil Cetip Interbank	Pay	12.55%	01/02/2013	BRL		2,200		16
	Deposit
Royal Bank of Scotland PLC	Brazil Cetip Interbank	Pay	11.95%	01/02/2013	BRL		2,300		(2)
	Deposit
UBS Securities	3 Month LIBOR	Receive	4.25%	06/15/2041	USD		26,100	(2,696)
UBS Securities	3 Month LIBOR	Receive	3.50%	06/15/2021	USD		4,300		(226)
UBS Securities	Brazil Cetip Interbank	Pay	12.07%	01/02/2013	BRL		5,800		34
	Deposit Rate
UBS Securities	Brazil Cetip Interbank	Pay	12.25%	01/02/2014	BRL		7,100		36
	Deposit Rate
UBS Securities	Brazil Cetip Interbank	Pay	11.42%	01/02/2012	BRL		5,000		20
	Deposit Rate

All dollar amounts are shown in thousands (000's)

Interest Rate Swaptions

								Upfront
			Pay/Receive Exercise Expiration				Notional	Premiums
Purchased Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index Floating Rate			Rate	Date	Amount	Paid/(Received)	Value
Call - 1 Year Interest Rate Swap	Royal Bank of Scotland	3 Month LIBOR		Receive	1.25%	04/30/2012	$ 42,700	$ 124	$ 280
	PLC

								Upfront
			Pay/Receive Exercise Expiration				Notional	Premiums
Written Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index Floating Rate			Rate	Date	Amount	Paid/(Received)	Value
Call - 10 Year Interest Rate Swap	Bank of America NA	3 Month LIBOR		Receive	3.00%	10/11/2011	$ 2,900	$ (6)	$ (44)
Call - 10 Year Interest Rate Swap	Morgan Stanley & Co	3 Month LIBOR		Receive	3.00%	10/11/2011	95,700	(217)	(1,460)
Call - 10 Year Interest Rate Swap	Royal Bank of Scotland	3 Month LIBOR		Receive	3.00%	10/11/2011	1,800	(4)	(28)
	PLC

See accompanying notes

34

Schedule of Investments
Core Plus Bond Fund I
July 31, 2011 (unaudited)

Interest Rate Swaptions (continued)

							Upfront
			Pay/Receive Exercise Expiration			Notional	Premiums
Written Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index Floating Rate Rate			Date	Amount	Paid/(Received) Value
Call - 5 Year Interest Rate Swap	Royal Bank of Scotland	3 Month LIBOR	Receive	1.80%	10/11/2011	$ 1,100	$ (6) $	(9)
	PLC
Put - 1 Year Interest Rate Swap	Bank of America NA	3 Month LIBOR	Receive	2.25%	05/28/2013	46,200	(209)	(100)
Put - 1 Year Interest Rate Swap	Deutsche Bank AG	3 Month LIBOR	Receive	1.75%	07/11/2013	129,900	(660)	(490)
Put - 1 Year Interest Rate Swap	Goldman Sachs & Co	3 Month LIBOR	Receive	1.00%	11/19/2012	43,100	(104)	(116)
Put - 1 Year Interest Rate Swap	Goldman Sachs & Co	3 Month LIBOR	Receive	0.65%	11/14/2011	37,500	(22)	(22)
Put - 1 Year Interest Rate Swap	Royal Bank of Scotland	3 Month LIBOR	Receive	2.00%	04/30/2012	85,400	(126)	(16)
	PLC
Put - 1 Year Interest Rate Swap	Royal Bank of Scotland	3 Month LIBOR	Receive	1.75%	11/19/2012	48,300	(120)	(58)
	PLC
Put - 10 Year Interest Rate Swap	Bank of America NA	3 Month LIBOR	Receive	4.25%	10/11/2011	2,900	(8)	(1)
Put - 10 Year Interest Rate Swap	Morgan Stanley & Co	3 Month LIBOR	Receive	4.25%	10/11/2011	95,700	(217)	(19)
Put - 10 Year Interest Rate Swap	Morgan Stanley & Co	3 Month LIBOR	Receive	10.00%	07/10/2012	12,900	(28)	—
Put - 10 Year Interest Rate Swap	Royal Bank of Scotland	3 Month LIBOR	Receive	4.25%	10/11/2011	1,800	(5)	—
	PLC
Put - 2 Year Interest Rate Swap	Bank of America NA	3 Month LIBOR	Receive	2.25%	09/24/2012	30,200	(145)	(63)
Put - 2 Year Interest Rate Swap	Citibank NA	3 Month LIBOR	Receive	2.25%	09/24/2012	3,600	(14)	(8)
Put - 2 Year Interest Rate Swap	Goldman Sachs & Co	3 Month LIBOR	Receive	2.25%	09/24/2012	27,900	(97)	(58)
Put - 2 Year Interest Rate Swap	Morgan Stanley & Co	3 Month LIBOR	Receive	2.25%	09/24/2012	14,800	(53)	(31)
Put - 2 Year Interest Rate Swap	Royal Bank of Scotland	3 Month LIBOR	Receive	2.25%	09/24/2012	131,900	(598)	(276)
	PLC
Put - 3 Year Interest Rate Swap	Bank of America NA	3 Month LIBOR	Receive	3.00%	06/18/2012	48,400	(232)	(69)
Put - 3 Year Interest Rate Swap	Barclays Bank PLC	3 Month LIBOR	Receive	3.00%	06/18/2012	45,500	(194)	(65)
Put - 3 Year Interest Rate Swap	Citibank NA	3 Month LIBOR	Receive	3.00%	06/18/2012	36,000	(182)	(51)
Put - 3 Year Interest Rate Swap	Deutsche Bank AG	3 Month LIBOR	Receive	2.75%	06/18/2012	25,400	(124)	(48)
Put - 3 Year Interest Rate Swap	Deutsche Bank AG	3 Month LIBOR	Receive	3.00%	06/18/2012	26,300	(134)	(38)
Put - 3 Year Interest Rate Swap	Royal Bank of Scotland	3 Month LIBOR	Receive	2.75%	06/18/2012	25,200	(116)	(47)
	PLC
Put - 3 Year Interest Rate Swap	Royal Bank of Scotland	3 Month LIBOR	Receive	3.00%	06/18/2012	65,900	(264)	(94)
	PLC
Put - 5 Year Interest Rate Swap	Citibank NA	3 Month LIBOR	Receive	3.25%	07/16/2012	23,600	(281)	(150)
Put - 5 Year Interest Rate Swap	Royal Bank of Scotland	3 Month LIBOR	Receive	2.50%	08/24/2011	1,100	(1)	—
	PLC
Put - 5 Year Interest Rate Swap	Royal Bank of Scotland	3 Month LIBOR	Receive	3.25%	07/16/2012	7,800	(94)	(50)
	PLC

All dollar amounts are shown in thousands (000's)

Options

					Upfront Premiums
Written Options Outstanding		Exercise Price Expiration Date		Contracts		Paid/(Received)	Value
Call - 10 Year Futures; August 2011		$124.00	08/26/2011		16 $	(194)	$ (355)
Put - 10 Year Futures; August 2011		$124.00	08/26/2011		16	(122)		(81)
Put - Eurodollar; March 2012		$99.00	03/19/2012		410	(175)		(74)
Put - Eurodollar; September 2011		$99.38	09/19/2011		571	(62)		(50)

All dollar amounts are shown in thousands (000's)

		Credit Default Swaptions
							Upfront
			Buy/Sell	Exercise Expiration		Notional	Premiums
Written Swaptions Outstanding Counterparty (Issuer)	Reference Entity		Protection	Rate	Date	Amount	Paid/(Received) Value
Call - 5 Year Credit Default	Bank of America NA	CDX.IG16.5Y	Sell	0.85%	12/21/2011 $	20,000	$ (24) $	(27)
Swap
Call - 5 Year Credit Default	BNP Paribas	CDX.IOG15.5Y	Sell	0.80%	09/21/2011	4,800	(3)	(6)
Swap
Call - 5 Year Credit Default	BNP Paribas	CDX.IG16.5Y	Sell	0.85%	12/21/2011	17,700	(21)	(24)
Swap
Call - 5 Year Credit Default	Deutsche Bank AG	CDX.IG16.5Y	Sell	0.82%	12/21/2011	18,000	(22)	(18)
Swap
Call - 5 Year Credit Default	JP Morgan Chase	CDX.IG16.5Y	Sell	0.84%	12/21/2011	9,100	(10)	(11)
Swap
Call - 5 Year Credit Default	Morgan Stanley & Co	CDX.IG16.5Y	Sell	0.80%	12/21/2011	20,200	(21)	(17)
Swap
Put - 5 Year Credit Default	Bank of America NA	CDX.IG16.5Y	Sell	1.30%	09/21/2011	2,500	(3)	(3)
Swap

See accompanying notes

35

Schedule of Investments
Core Plus Bond Fund I
July 31, 2011 (unaudited)

Credit Default Swaptions (continued)
Upfront
Buy/Sell	Exercise Expiration	Notional	Premiums
Written Swaptions Outstanding Counterparty (Issuer)	Reference Entity	Protection	Rate	Date	Amount	Paid/(Received) Value
Put - 5 Year Credit Default	Bank of America NA	CDX.IG16.5Y	Sell	1.20%	12/21/2011 $	6,000	$ (24)	$ (23)
Swap
Put - 5 Year Credit Default	Barclays Bank PLC	CDX.IOG15.5Y	Sell	1.20%	09/21/2011	1,000	(2)	–
Swap
Put - 5 Year Credit Default	BNP Paribas	CDX.IOG15.5Y	Sell	1.20%	09/21/2011	4,800	(5)	(2)
Swap
Put - 5 Year Credit Default	BNP Paribas	CDX.IG16.5Y	Sell	1.20%	12/21/2011	8,000	(32)	(30)
Swap
Put - 5 Year Credit Default	UBS Securities	CDX.IG16.5Y	Sell	1.20%	12/21/2011	2,000	(9)	(8)
Swap

All dollar amounts are shown in thousands (000's)

Inflation Floor

Upfront
Strike	Notional	Premiums
Description	Counterparty (Issuer) Index	Exercise Index	Expiration Date	Amount	Paid/(Received)	Value
Floor - US CPI Urban Consumers NSA	Citibank NA	$ 215.95	Max of $0 or (0-	03/12/2020	$ 5,200	$ (38) $	(15)
Index	(Index Final/Index
Initial - 1))
Floor - US CPI Urban Consumers NSA	Citibank NA	$ 217.97	Max of $0 or (0-	09/29/2020	5,500	(65)	(18)
Index	(Index Final/Index
Initial - 1))
Floor - US CPI Urban Consumers NSA	Citibank NA	$ 216.69	Max of $0 or (0-	04/07/2020	12,500	(97)	(36)
Index	(Index Final/Index
Initial - 1))
Floor - US CPI Urban Consumers NSA	Deutsche Bank AG	$ 215.95	Max of $0 or (0-	03/10/2020	1,800	(11)	(5)
Index	(Index Final/Index
Initial - 1))

All dollar amounts are shown in thousands (000's)

Written Forward Volatility Agreements

Upfront
Premiums	Unrealized
Description	Counterparty (Issuer)	Expiration Date Contract Paid/(Received) Market Value Appreciation/(Depreciation)
Call & Put - USD Swaption Straddle on	Goldman Sachs & Co	10/11/2011	18,800,000	$ (20)	$ 102	$ (82)
the 1 Year Swap Rate, 1 Year Forward,
Strike determined on 10/11/2011
Call & Put - USD Swaption Straddle on	Morgan Stanley & Co	10/11/2011	57,700,000	(127)	866	(739)
the 2 Year Swap Rate, 1 Year Forward,
Strike determined on 10/11/2011
Call & Put - USD Swaption Straddle on	Morgan Stanley & Co	11/14/2011	46,700,000	(137)	718	(581)
the 2 Year Swap Rate, 1 Year Forward,
Strike determined on 11/14/2011

All dollar amounts are shown in thousands (000's)

Short Sales Outstanding

Security Description	Asset Type	Shares/Principal	Value
Fannie Mae Pool 4.00%, 09/01/2040	U.S. Government & Government Agency Obligations	$ 3,000	$ 3,036
Fannie Mae Pool 4.00%, 08/01/2025	U.S. Government & Government Agency Obligations	3,000	3,143

All dollar amounts are shown in thousands (000's)

See accompanying notes

36

Schedule of Investments Disciplined LargeCap Blend Fund July 31, 2011 (unaudited)

COMMON STOCKS - 100.50%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.47%			Machinery - Diversified - 0.90%
Interpublic Group of Cos Inc	126,044 $	1,237	AGCO Corp (a)	24,397 $	1,157
			Gardner Denver Inc	14,168	1,208
Aerospace & Defense - 1.50%				$ 2,365
United Technologies Corp	47,214	3,911	Media - 4.68%
			CBS Corp	147,063	4,025
Agriculture - 2.58%			Comcast Corp - Class A	171,426	4,118
Philip Morris International Inc	94,901	6,754	DIRECTV (a)	80,784	4,094
				$ 12,237
Automobile Manufacturers - 0.33%			Mining - 2.11%
Navistar International Corp (a)	16,630	853	Freeport-McMoRan Copper & Gold Inc	104,169	5,517

Banks - 7.72%			Miscellaneous Manufacturing - 6.67%
Capital One Financial Corp	73,659	3,521	Dover Corp	38,090	2,303
Huntington Bancshares Inc/OH	243,349	1,471	Eaton Corp	73,062	3,503
JP Morgan Chase & Co	198,957	8,048	General Electric Co	475,859	8,523
M&T Bank Corp	20,680	1,783	Parker Hannifin Corp	19,788	1,564
US Bancorp	205,669	5,360	Tyco International Ltd	35,065	1,553
	$ 20,183			$ 17,446
Beverages - 2.53%			Oil & Gas - 11.86%
Coca-Cola Co/The	73,242	4,981	Anadarko Petroleum Corp	38,288	3,161
Constellation Brands Inc (a)	80,062	1,633	Chevron Corp	86,667	9,015
	$ 6,614		Exxon Mobil Corp	97,298	7,763
Chemicals - 1.12%			HollyFrontier Corp	36,869	2,779
CF Industries Holdings Inc	18,881	2,933	Marathon Petroleum Corp (a)	64,822	2,839
			Noble Energy Inc	31,647	3,155
Computers - 8.45%			Patterson-UTI Energy Inc	70,331	2,288
Accenture PLC - Class A	49,708	2,940		$ 31,000
Apple Inc (a)	32,507	12,693	Oil & Gas Services - 2.04%
EMC Corp/Massachusetts (a)	142,034	3,704	Baker Hughes Inc	31,813	2,462
NetApp Inc (a)	20,707	984	National Oilwell Varco Inc	35,621	2,870
Western Digital Corp (a)	51,259	1,767
				$ 5,332
	$ 22,088		Pharmaceuticals - 5.89%
Diversified Financial Services - 3.08%			Bristol-Myers Squibb Co	81,038	2,323
Ameriprise Financial Inc	76,510	4,139	Cardinal Health Inc	81,086	3,548
Discover Financial Services	152,407	3,903	Forest Laboratories Inc (a)	69,922	2,591
	$ 8,042		Pfizer Inc	359,942	6,925
Electric - 3.09%				$ 15,387
Duke Energy Corp	229,503	4,269	REITS - 1.61%
FirstEnergy Corp	85,318	3,809	Equity Residential	40,016	2,474
	$ 8,078		Simon Property Group Inc	14,394	1,734
Electronics - 1.14%				$ 4,208
Agilent Technologies Inc (a)	21,323	899	Retail - 7.35%
Thermo Fisher Scientific Inc (a)	34,636	2,081	AutoZone Inc (a)	5,847	1,669
	$ 2,980		BJ's Wholesale Club Inc (a)	43,282	2,179
Food - 2.18%			Home Depot Inc	71,667	2,503
Kroger Co/The	84,779	2,108	Macy's Inc	115,093	3,323
Safeway Inc	32,028	646	PetSmart Inc	23,726	1,021
Tyson Foods Inc	167,022	2,933	Signet Jewelers Ltd	50,587	2,167
	$ 5,687		Starbucks Corp	697	28
Forest Products & Paper - 0.63%			Wal-Mart Stores Inc	119,914	6,321
International Paper Co	55,459	1,647		$ 19,211
			Semiconductors - 0.62%
Healthcare - Services - 4.91%			Intel Corp	72,251	1,613
Aetna Inc	88,224	3,660
Humana Inc	34,366	2,563	Software - 5.60%
UnitedHealth Group Inc	133,015	6,602	BMC Software Inc (a)	45,813	1,980
	$ 12,825		Intuit Inc	36,337	1,697
Insurance - 1.66%			Microsoft Corp	59,101	1,619
ACE Ltd	28,190	1,888	Oracle Corp	244,927	7,490
Prudential Financial Inc	41,622	2,443	Red Hat Inc (a)	43,766	1,842
	$ 4,331			$ 14,628
Internet - 2.58%			Telecommunications - 5.58%
Google Inc (a)	817	493	AT&T Inc	107,233	3,138
IAC/InterActiveCorp (a)	35,854	1,484	Motorola Solutions Inc	55,143	2,475
Priceline.com Inc (a)	3,439	1,849	Qualcomm Inc	54,366	2,978
Symantec Corp (a)	153,076	2,918	Verizon Communications Inc	169,737	5,990
	$ 6,744			$ 14,581
Machinery - Construction & Mining - 0.73%
Caterpillar Inc	19,464	1,923

See accompanying notes

37

Schedule of Investments
Disciplined LargeCap Blend Fund
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)
Transportation - 0.89%
CSX Corp	94,855 $	2,331

TOTAL COMMON STOCKS	$ 262,686
Total Investments	$ 262,686
Liabilities in Excess of Other Assets, Net - (0.50)%	$ (1,306)
TOTAL NET ASSETS - 100.00%	$ 261,380

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 9,330
Unrealized Depreciation	(5,947)
Net Unrealized Appreciation (Depreciation)	$ 3,383
Cost for federal income tax purposes	$ 259,303
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	18.09%
Technology	14.67%
Financial	14.07%
Energy	13.90%
Communications	13.31%
Industrial	11.83%
Consumer, Cyclical	7.68%
Basic Materials	3.86%
Utilities	3.09%
Liabilities in Excess of Other Assets, Net	(0.50)%
TOTAL NET ASSETS	100.00%

See accompanying notes

38

Schedule of Investments
Diversified International Fund
July 31, 2011 (unaudited)

COMMON STOCKS - 98.24%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 0.80%			Banks (continued)
Meggitt PLC	108,184 $	688	Itau Unibanco Holding SA	243,166 $	4,908
MTU Aero Engines Holding AG	77,682	5,735	Kasikornbank PCL	627,200	2,977
Saab AB	25,905	565	Laurentian Bank of Canada	10,000	449
Safran SA	228,691	9,506	Malayan Banking Bhd	1,627,700	4,798
	$ 16,494		Mitsubishi UFJ Financial Group Inc	3,105,200	15,768
Agriculture - 2.28%			National Australia Bank Ltd	437,089	11,508
British American Tobacco PLC	480,213	22,167	National Bank of Canada	117,200	9,083
Bunge Ltd	45,050	3,100	Sberbank of Russia	1,894,354	6,942
Golden Agri-Resources Ltd	2,286,000	1,383	Societe Generale SA	138,015	6,832
Imperial Tobacco Group PLC	432,870	14,984	Standard Chartered PLC	506,327	12,898
ITC Ltd	640,484	3,014	Sumitomo Mitsui Financial Group Inc	390,700	12,291
Souza Cruz SA	195,375	2,338	Svenska Handelsbanken AB	308,266	9,705
	$ 46,986		Swedbank AB	711,502	12,459
Airlines - 0.13%			Toronto-Dominion Bank/The	181,100	14,498
Air China Ltd	1,514,000	1,602	Westpac Banking Corp	204,797	4,585
Asiana Airlines (a)	115,460	1,161	Yes Bank Ltd	58,217	408
	$ 2,763			$ 259,148
Apparel - 0.79%			Beverages - 1.12%
Burberry Group PLC	501,508	12,260	Anheuser-Busch InBev NV	193,250	11,122
Hugo Boss AG	37,786	4,106	Cia de Bebidas das Americas ADR	211,308	6,343
	$ 16,366		Dydo Drinco Inc	14,300	557
Automobile Manufacturers - 4.74%			Fomento Economico Mexicano SAB de CV ADR	69,138	5,004
Bayerische Motoren Werke AG	114,635	11,460		$ 23,026
Daihatsu Motor Co Ltd	263,000	4,607	Biotechnology - 0.03%
Daimler AG	236,168	17,121	Morphosys AG (a)	19,842	560
Great Wall Motor Co Ltd	942,500	1,423
Honda Motor Co Ltd	294,800	11,696	Building Materials - 0.23%
Hyundai Motor Co	30,592	6,811	Central Glass Co Ltd	117,000	586
Kia Motors Corp	90,087	6,604	China National Building Material Co Ltd	1,360,152	2,726
Mahindra & Mahindra Ltd	192,409	3,131	Forbo Holding AG (a)	1,167	841
Nissan Motor Co Ltd	972,600	10,350	Sumitomo Osaka Cement Co Ltd	187,000	541
Tata Motors Ltd	70,962	1,520		$ 4,694
Volkswagen AG - Pref Shares	64,915	12,958	Chemicals - 5.35%
Volvo AB - B Shares	608,383	9,809	Agrium Inc	51,800	4,533
	$ 97,490		Arkema SA	59,670	5,821
Automobile Parts & Equipment - 1.70%			Asahi Kasei Corp	828,000	5,857
Brembo SpA	29,646	398	BASF SE	257,424	23,248
Cie Generale des Etablissements Michelin	76,431	6,418	China Petrochemical Development Corp (a)	869,000	1,353
Continental AG (a)	55,327	5,511	Croda International PLC	30,846	960
Faurecia	102,496	3,954	Formosa Chemicals & Fibre Corp	1,441,000	5,221
Georg Fischer AG (a)	1,132	600	Formosa Plastics Corp	508,000	1,913
Nissin Kogyo Co Ltd	25,100	464	Incitec Pivot Ltd	1,302,475	5,642
Pirelli & C SpA	713,210	7,395	Johnson Matthey PLC	169,704	5,656
Plastic Omnium SA	15,493	537	Koninklijke DSM NV	95,562	5,418
Valeo SA	159,576	9,776	KP Chemical Corp	37,290	907
	$ 35,053		Lanxess AG	82,255	6,602
Banks - 12.59%			LG Chem Ltd	4,529	2,020
Aareal Bank AG (a)	16,570	491	Linde AG	41,699	7,473
Australia & New Zealand Banking Group Ltd	588,570	13,453	Lintec Corp	17,714	493
Banco Bradesco SA	155,303	2,953	Nippon Shokubai Co Ltd	57,620	754
Banco do Brasil SA	245,264	4,142	Potash Corp of Saskatchewan Inc	251,500	14,520
Bangkok Bank PCL	921,000	5,444	Tessenderlo Chemie NV	9,619	386
Bank Mandiri Tbk PT	2,681,095	2,470	Uralkali	49,367	2,416
Bank of China Ltd	5,040,300	2,320	Yara International ASA	144,811	8,272
Bank Rakyat Indonesia Persero Tbk PT	3,140,500	2,542	Zeon Corp	67,000	727
Barclays PLC	1,332,347	4,835		$ 110,192
BNP Paribas	119,100	7,724	Coal - 0.28%
Canadian Imperial Bank of Commerce/Canada	148,200	11,320	China Shenhua Energy Co Ltd	204,500	1,026
Canadian Western Bank	22,400	714	Coal India Ltd	330,954	2,899
China Construction Bank Corp	7,280,129	5,858	Indo Tambangraya Megah PT	200,000	1,185
DBS Group Holdings Ltd	1,024,000	13,196	New World Resources PLC	54,620	716
DnB NOR ASA	897,235	13,048		$ 5,826
Grupo Financiero Banorte SAB de CV	181,956	797	Commercial Services - 0.45%
Grupo Financiero Galicia SA ADR	113,278	1,612	Aggreko PLC	141,776	4,490
Gunma Bank Ltd/The	115,000	611	Altran Technologies SA (a)	70,475	561
Home Capital Group Inc	11,200	604	Ashtead Group PLC	178,938	470
HSBC Holdings PLC	2,192,700	21,377	Cape PLC	57,256	523
ICICI Bank Ltd ADR	92,226	4,295	Cielo SA	96,700	2,696
Industrial and Commercial Bank of China Ltd	9,101,375	6,912	Emeco Holdings Ltd	420,775	531
Industrial Bank of Korea	135,020	2,321		$ 9,271

See accompanying notes

39

Schedule of Investments
Diversified International Fund
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Computers - 0.56%			Electronics (continued)
Asustek Computer Inc	147,620 $	1,188	Yageo Corp	2,642,000 $	1,074
Foxconn Technology Co Ltd	351,000	1,619		$ 46,482
Infosys Ltd ADR	18,105	1,127	Engineering & Construction - 1.20%
Lenovo Group Ltd	4,898,000	3,108	Bilfinger Berger SE	52,495	5,177
Tata Consultancy Services Ltd	173,048	4,452	China Communications Construction Co Ltd	1,692,000	1,435
	$ 11,494		Daelim Industrial Co Ltd	22,433	2,684
Consumer Products - 0.29%			Monadelphous Group Ltd	26,078	548
Henkel AG & Co KGaA - Pref Shares	78,579	5,297	Nippo Corp	69,000	555
Societe BIC SA	7,792	736	NRW Holdings Ltd	171,603	534
	$ 6,033		SembCorp Industries Ltd	1,056,000	4,439
Distribution & Wholesale - 1.24%			Taihei Dengyo Kaisha Ltd	59,000	412
DCC PLC	23,922	647	Vinci SA	152,485	8,837
D'ieteren SA/NV	9,169	624		$ 24,621
Inchcape PLC	83,436	531	Entertainment - 0.03%
Mitsubishi Corp	449,589	12,025	William Hill PLC	173,475	656
Ship Healthcare Holdings Inc	25,200	532
Sumitomo Corp	790,831	11,145	Environmental Control - 0.02%
	$ 25,504		Derichebourg SA (a)	55,869	369
Diversified Financial Services - 1.99%
African Bank Investments Ltd	224,005	1,128	Food - 4.38%
Challenger Ltd/AU	97,057	521	Aryzta AG	14,509	792
Close Brothers Group PLC	49,839	607	BRF - Brasil Foods SA	205,000	3,873
Fubon Financial Holding Co Ltd	1,537,000	2,508	Cermaq ASA	148,331	2,071
Hana Financial Group Inc	54,080	2,121	Charoen Pokphand Foods PCL (b)	2,594,400	2,754
IG Group Holdings PLC	66,158	479	China Minzhong Food Corp Ltd (a)	322,000	379
IGM Financial Inc	81,586	4,107	Cia Brasileira de Distribuicao Grupo Pao de	28,373	1,225
Intermediate Capital Group PLC	588,733	2,564	Acucar ADR
International Personal Finance PLC	85,768	443	Cosan SA Industria e Comercio	107,074	1,642
KB Financial Group Inc	100,833	5,016	Danone	132,136	9,421
Mega Financial Holding Co Ltd	5,632,000	5,422	Jeronimo Martins SGPS SA	454,363	8,890
ORIX Corp	123,690	13,343	Kerry Group PLC	132,000	5,453
Provident Financial PLC	58,691	1,072	Kesko OYJ	78,381	3,041
Woori Finance Holdings Co Ltd	126,510	1,667	Nestle SA	469,595	29,914
	$ 40,998		Nutreco NV	73,288	5,096
Electric - 1.87%			Suedzucker AG	240,160	8,468
Atco Ltd/Canada	10,700	690	Viscofan SA	20,031	746
Capital Power Corp	16,357	419	WM Morrison Supermarkets PLC	1,332,593	6,348
China Resources Power Holdings Co Ltd	1,022,000	1,990		$ 90,113
Cia Paranaense de Energia	64,000	1,546	Forest Products & Paper - 0.35%
CLP Holdings Ltd	804,000	7,435	Billerud AB	47,631	430
Enel SpA	1,672,817	9,634	Hokuetsu Kishu Paper Co Ltd	71,500	447
Enersis SA ADR	55,222	1,203	Sumitomo Forestry Co Ltd	56,200	534
Federal Hydrogenerating Co JSC ADR	890	4	Svenska Cellulosa AB	403,948	5,881
International Power PLC	864,827	4,329		$ 7,292
PGE SA	137,821	1,148	Gas - 0.48%
Reliance Infrastructure Ltd	76,877	939	Centrica PLC	1,780,586	8,939
Scottish & Southern Energy PLC	328,186	7,032	Keyera Corp	19,586	900
Tenaga Nasional BHD	983,400	2,030		$ 9,839
	$ 38,399		Hand & Machine Tools - 0.18%
Electrical Components & Equipment - 2.09%			Finning International Inc	132,700	3,806
Hitachi Ltd	2,824,739	17,419
Leoni AG	54,222	3,051	Healthcare - Products - 0.77%
Mitsubishi Electric Corp	1,014,000	11,973	Coloplast A/S	42,959	6,605
Schneider Electric SA	57,582	8,321	DiaSorin SpA	16,086	795
Simplo Technology Co Ltd	262,900	2,266	Draegerwerk AG & Co KGaA	5,454	676
	$ 43,030		Elekta AB	169,105	7,782
Electronics - 2.26%				$ 15,858
Alps Electric Co Ltd	51,100	574	Holding Companies - Diversified - 0.81%
Anritsu Corp	371,000	4,021	GS Holdings	22,669	1,943
Hamamatsu Photonics KK	92,000	4,140	Haci Omer Sabanci Holding AS ADR(a)	3	—
Hon Hai Precision Industry Co Ltd	666,241	1,900	Imperial Holdings Ltd	217,698	3,740
Keyence Corp	26,500	7,493	KOC Holding AS	476,192	1,987
Kyocera Corp	79,200	8,458	Swire Pacific Ltd	645,000	9,073
Murata Manufacturing Co Ltd	100,900	6,535		$ 16,743
Renishaw PLC	22,913	632	Home Builders - 0.05%
Rexel SA	22,949	499	Barratt Developments PLC (a)	288,828	465
Spectris PLC	23,415	602	Persimmon PLC	74,288	561
Toshiba Corp	1,842,000	9,556		$ 1,026
Toyo Corp/Chuo-ku	46,700	522	Home Furnishings - 0.05%
Ulvac Inc	25,800	476	De'Longhi SpA	32,776	404

See accompanying notes

40

Schedule of Investments
Diversified International Fund
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Home Furnishings (continued)			Mining (continued)
SEB SA	6,720 $	662	Grupo Mexico SAB de CV	470,700 $	1,736
	$ 1,066		Hindalco Industries Ltd	193,228	735
Insurance - 3.36%			IAMGOLD Corp	323,897	6,482
Allianz SE	92,065	11,997	Iluka Resources Ltd	43,029	839
Amlin PLC	95,982	634	KGHM Polska Miedz SA	79,166	5,418
China Life Insurance Co Ltd	248,000	827	Korea Zinc Co Ltd	7,738	3,205
Helvetia Holding AG	1,822	736	Medusa Mining Ltd	79,279	614
Lancashire Holdings Ltd	77,473	886	New Gold Inc (a)	62,500	676
Legal & General Group PLC	4,998,283	9,159	Pan American Silver Corp (a)	108,700	3,280
PICC Property & Casualty Co Ltd (a)	868,000	1,496	Pan Australian Resources Ltd (a)	160,761	723
Ping An Insurance Group Co	492,500	4,790	Rio Tinto Ltd	287,672	25,204
Prudential PLC	1,072,533	12,081	SEMAFO Inc (a)	66,600	595
Sampo OYJ	391,106	11,913	Sterlite Industries India Ltd ADR	24,136	356
Sanlam Ltd	813,645	3,284	Umicore SA	112,360	5,724
Zurich Financial Services (a)	47,941	11,400	Vale SA - Pref Shares	419,629	12,338
	$ 69,203			$ 125,131
Internet - 0.19%			Miscellaneous Manufacturing - 1.58%
Atea ASA	49,077	504	Aalberts Industries NV	23,826	464
Gree Inc	145,500	3,332	Amano Corp	46,700	446
	$ 3,836		IMI PLC	380,474	6,530
Investment Companies - 0.52%			Largan Precision Co Ltd	35,380	1,191
ABG Sundal Collier Holding ASA	289,448	313	Melrose PLC	123,800	724
Investor AB	313,881	6,817	Neo Material Technologies Inc (a)	69,400	646
Resolution Ltd	813,159	3,676	Senior PLC	180,566	551
	$ 10,806		Siemens AG	171,741	21,950
Iron & Steel - 0.39%				$ 32,502
Dongkuk Steel Mill Co Ltd	5,790	218	Office & Business Equipment - 0.71%
Ferrexpo PLC	77,928	588	Canon Inc	303,300	14,623
Kumba Iron Ore Ltd	37,865	2,883
Labrador Iron Ore Royalty Corp	13,400	517	Oil & Gas - 9.04%
Mount Gibson Iron Ltd (a)	227,616	449	AOC Holdings Inc	60,300	465
POSCO ADR	19,102	2,097	Aurora Oil and Gas Ltd (a)	189,775	661
Severstal OAO	66,904	1,293	Baytex Energy Corp	14,400	804
	$ 8,045		BG Group PLC	902,335	21,274
			BowLeven PLC (a)	78,315	335
Leisure Products & Services - 0.48%
Sega Sammy Holdings Inc	461,500	9,920	BP PLC	599,421	4,518
			Canadian Natural Resources Ltd	242,900	9,808
Lodging - 0.48%			China Petroleum & Chemical Corp	1,396,000	1,383
Genting Bhd	775,500	2,823	CNOOC Ltd	1,050,000	2,337
SJM Holdings Ltd	2,825,000	7,104	Gazprom OAO ADR	743,944	10,906
	$ 9,927		Lukoil OAO ADR	97,169	6,525
			Lundin Petroleum AB (a)	45,754	628
Machinery - Construction & Mining - 0.41%			MOL Hungarian Oil and Gas PLC (a)	14,554	1,562
Atlas Copco AB - A Shares	316,610	7,472
Danieli & C Officine Meccaniche SpA	15,666	419	Oil & Natural Gas Corp Ltd	176,264	1,074
Wajax Corp	16,027	597	Pacific Rubiales Energy Corp	257,400	7,403
	$ 8,488		PetroChina Co Ltd	4,265,494	6,086
			Petroleo Brasileiro SA ADR	304,721	10,351
Machinery - Diversified - 1.32%			Petrominerales Ltd	17,215	549
Daifuku Co Ltd	75,000	484	Repsol YPF SA	381,209	12,023
Duerr AG	11,614	519	Royal Dutch Shell PLC - A Shares	198,071	7,255
IHI Corp	2,117,000	5,704	Royal Dutch Shell PLC - B Shares	784,820	28,737
Metso OYJ	121,241	5,927	Sasol Ltd	118,429	5,940
Mitsubishi Heavy Industries Ltd	1,351,000	6,297	Seadrill Ltd	273,324	9,514
Weir Group PLC/The	238,939	8,292	SK Holdings Co Ltd	18,158	3,126
	$ 27,223		Statoil ASA	311,428	7,676
Media - 0.05%			Thai Oil PCL (b)	478,179	1,224
Cogeco Cable Inc	10,852	546	Total SA	438,059	23,677
SKY Perfect JSAT Holdings Inc	1,087	477	Twin Butte Energy Ltd (a)	116,026	305
	$ 1,023			$ 186,146
Metal Fabrication & Hardware - 0.21%			Oil & Gas Services - 0.97%
Catcher Technology Co Ltd	374,000	3,267	Calfrac Well Services Ltd	17,000	646
Hoganas AB	15,609	615	Canyon Services Group Inc	51,800	818
JFE Shoji Holdings Inc	76,000	379	John Wood Group PLC	440,207	4,802
	$ 4,261		Lamprell PLC	62,567	394
Mining - 6.08%			Saipem SpA	127,154	6,626
Anglo American PLC	304,976	14,435	Technip SA	61,805	6,767
Antofagasta PLC	83,409	1,916		$ 20,053
Barrick Gold Corp	205,200	9,783	Pharmaceuticals - 5.15%
BHP Billiton Ltd	519,962	23,775	AstraZeneca PLC	232,636	11,303
Centerra Gold Inc	257,100	5,040	GlaxoSmithKline PLC	164,833	3,675
Cia de Minas Buenaventura SA ADR	55,122	2,257	KYORIN Holdings Inc	33,000	688

See accompanying notes

41

Schedule of Investments
Diversified International Fund
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Pharmaceuticals (continued)			Storage & Warehousing (continued)
Novartis AG	390,755 $	23,954	Sumitomo Warehouse Co Ltd/The	114,000 $	556
Novo Nordisk A/S	150,601	18,422			$ 1,027
Roche Holding AG	122,812	22,038	Telecommunications - 7.91%
Shire PLC	425,653	14,774	Advanced Info Service PCL (b)	582,600	2,253
Takeda Pharmaceutical Co Ltd	235,400	11,228	America Movil SAB de CV ADR	147,130	3,796
	$ 106,082		Axiata Group Bhd	1,754,600	3,012
Real Estate - 1.66%			BT Group PLC	3,831,515	12,604
Brookfield Asset Management Inc	402,838	12,691	China Mobile Ltd	743,139	7,393
Castellum AB	34,627	501	China Telecom Corp Ltd	3,914,000	2,564
Daito Trust Construction Co Ltd	105,000	10,107	Chunghwa Telecom Co Ltd	1,016,000	3,521
FKP Property Group	488,643	341	HTC Corp	31,500	937
Gazit-Globe Ltd	48,952	584	Hutchison Telecommunications Hong Kong	1,696,666	602
Great Eagle Holdings Ltd	218,000	718	Holdings Ltd
IMMOFINANZ AG (a)	809,454	3,121	Manitoba Telecom Services Inc	128,200	4,155
Mitsui Fudosan Co Ltd	276,000	5,273	MTN Group Ltd	228,147	4,936
Singapore Land Ltd	81,000	468	Nippon Telegraph & Telephone Corp	229,800	11,365
Wihlborgs Fastigheter AB	33,546	471	NTT DoCoMo Inc	8,949	16,559
	$ 34,275		Oki Electric Industry Co Ltd (a)	388,000	387
REITS - 1.34%			QSC AG (a)	99,631	371
BLife Investment Corp	52	364	Sistema JSFC	106,736	2,637
CapitaMall Trust	2,357,000	3,687	Softbank Corp	285,800	11,161
Dundee Real Estate Investment Trust	17,100	580	Taiwan Mobile Co Ltd (a)	1,040,000	2,863
ICADE	29,501	3,397	TDC A/S	526,850	4,898
Investa Office Fund	853,113	600	Tele2 AB	312,060	6,636
Land Securities Group PLC	580,529	8,111	Telecom Corp of New Zealand Ltd	2,203,549	5,067
Mirvac Group	3,880,043	4,895	Telefonaktiebolaget LM Ericsson	600,341	7,541
RioCan Real Estate Investment Trust	198,600	5,396	Telenet Group Holding NV (a)	103,644	4,224
United Urban Investment Corp	460	556	Telenor ASA	480,302	8,027
	$ 27,586		Tim Participacoes SA ADR	46,360	2,320
Retail - 2.76%			Vodacom Group Ltd	305,149	3,882
Alimentation Couche Tard Inc	98,276	3,101	Vodafone Group PLC	10,355,777	29,041
Amplifon SpA	90,520	580			$ 162,752
Aoyama Trading Co Ltd	26,700	466	Textiles - 0.07%
Arcos Dorados Holdings Inc	87,922	2,063	Cia Hering	65,800	1,399
Cie Financiere Richemont SA	145,709	9,410
Dollarama Inc	15,200	508	Toys, Games & Hobbies - 0.19%
GOME Electrical Appliances Holding Ltd	6,214,000	2,932	Namco Bandai Holdings Inc	304,000	3,847
Hyundai Department Store Co Ltd	8,453	1,474
Jean Coutu Group PJC Inc/The	44,723	562	Transportation - 0.69%
Kohnan Shoji Co Ltd	25,400	505	Canadian National Railway Co	174,700	13,099
K's Holdings Corp	15,480	724	Construcciones y Auxiliar de Ferrocarriles SA	945	529
Lojas Renner SA	33,140	1,178	Stagecoach Group PLC	148,065	606
Shoppers Drug Mart Corp	179,900	7,554			$ 14,234
Swatch Group AG/The - BR	13,501	7,322	Water - 0.82%
Tim Hortons Inc	120,000	5,759	Pennon Group PLC	470,080	5,573
UNY Co Ltd	54,300	533	Severn Trent PLC	209,658	4,910
WH Smith PLC	81,715	680	United Utilities Group PLC	671,946	6,477
Woolworths Holdings Ltd/South Africa	784,903	3,701			$ 16,960
Xebio Co Ltd	24,100	571	TOTAL COMMON STOCKS		$ 2,022,717
Yamada Denki Co Ltd	89,450	7,162	PREFERRED STOCKS - 0.11%	Shares Held Value (000's)
	$ 56,785		Telecommunications - 0.11%
Semiconductors - 1.57%			Telecomunicacoes de Sao Paulo SA	70,370	2,208
ARM Holdings PLC	778,725	7,425
ASM International NV	116,025	3,298	TOTAL PREFERRED STOCKS		$ 2,208
Hynix Semiconductor Inc	47,990	1,106		Maturity
Powertech Technology Inc	479,600	1,380		Amount
Samsung Electronics Co Ltd	15,395	12,328	REPURCHASE AGREEMENTS - 1.32%	(000's)	Value (000's)
Taiwan Semiconductor Manufacturing Co Ltd	2,705,605	6,724	Banks - 1.32%
	$ 32,261		Investment in Joint Trading Account; Credit Suisse $ 5,944		$ 5,944
Shipbuilding - 0.15%			Repurchase Agreement; 0.14% dated
Hyundai Heavy Industries Co Ltd	7,882	3,047	07/29/11 maturing 08/01/11 (collateralized by
			US Treasury Strips; $6,062,633; 4.50% -
Software - 0.98%			9.00%; dated 11/15/18 - 08/15/39)
Capcom Co Ltd	237,300	6,216	Investment in Joint Trading Account; Deutsche	11,145	11,144
Konami Corp	150,800	3,958	Bank Repurchase Agreement; 0.18% dated
SAP AG	158,387	9,903	07/29/11 maturing 08/01/11 (collateralized by
	$ 20,077		Sovereign Agency Issues; $11,367,437;
Storage & Warehousing - 0.05%			0.00% - 5.92%; dated 01/03/12 - 01/15/37)
Mitsui-Soko Co Ltd	118,000	471

See accompanying notes

42

Schedule of Investments Diversified International Fund July 31, 2011 (unaudited)

			Portfolio Summary (unaudited)

	Maturity		Country	Percent
	Amount		United Kingdom	15.18%
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)	Japan	15.09%
			Canada	8.12%
Banks (continued)			Germany	7.90%
Investment in Joint Trading Account; Merrill	$ 6,287	$ 6,287
Lynch Repurchase Agreement; 0.14% dated			France	5.52%
			Switzerland	5.23%
07/29/11 maturing 08/01/11 (collateralized by			Australia	4.64%
Sovereign Agency Issues; $6,412,826; 0.00%;
dated 10/21/11 - 04/15/42)			Sweden	3.75%
			Brazil	2.98%
Investment in Joint Trading Account; Morgan	3,715	3,715	Korea, Republic Of	2.88%
Stanley Repurchase Agreement; 0.16% dated
07/29/11 maturing 08/01/11 (collateralized by			Netherlands	2.44%
			Taiwan, Province Of China	2.16%
Sovereign Agency Issues; $3,789,146; 0.88%			China	2.09%
- 5.30%; dated 05/01/13 - 04/26/19)			Norway	1.93%
		$ 27,090	Hong Kong	1.80%
TOTAL REPURCHASE AGREEMENTS		$ 27,090	United States	1.62%
Total Investments		$ 2,052,015	Russian Federation	1.50%
Other Assets in Excess of Liabilities, Net - 0.33%		$ 6,822	Denmark	1.45%
TOTAL NET ASSETS - 100.00%		$ 2,058,837	South Africa	1.44%
			Italy	1.28%
			India	1.17%
(a) Non-Income Producing Security			Singapore	1.14%
(b)	Market value is determined in accordance with procedures established in		Belgium	1.08%
good faith by the Board of Directors. At the end of the period, the value of			Finland	1.02%
these securities totaled $6,231 or 0.30% of net assets.			Ireland	1.01%
			Thailand	0.71%
			Spain	0.64%
Unrealized Appreciation (Depreciation)			Malaysia	0.62%
The net federal income tax unrealized appreciation (depreciation) and federal tax			Mexico	0.54%
cost of investments held as of the period end were as follows:			Bermuda	0.50%
			Portugal	0.43%
Unrealized Appreciation		$ 299,548	Poland	0.32%
Unrealized Depreciation		(42,970)	Indonesia	0.30%
Net Unrealized Appreciation (Depreciation)		$ 256,578	New Zealand	0.25%
Cost for federal income tax purposes		$ 1,795,437	Guernsey	0.18%
All dollar amounts are shown in thousands (000's)			Argentina	0.18%
			Austria	0.15%
			Peru	0.11%
			Turkey	0.10%
			Hungary	0.08%
			Chile	0.06%
			Israel	0.03%
			Colombia	0.03%
			United Arab Emirates	0.02%
			Other Assets in Excess of Liabilities, Net	0.33%
			TOTAL NET ASSETS	100.00%

See accompanying notes

43

Schedule of Investments Equity Income Fund July 31, 2011 (unaudited)

COMMON STOCKS - 97.98%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 1.88%			Healthcare - Products - 2.19%
Lockheed Martin Corp	386,424 $	29,264	Becton Dickinson and Co	86,500 $	7,232
Raytheon Co	776,526	34,734	Johnson & Johnson	534,000	34,598
	$ 63,998		Medtronic Inc	904,089	32,592
Apparel - 1.33%				$ 74,422
VF Corp	387,685	45,282	Insurance - 7.10%
			ACE Ltd	1,199,100	80,316
Automobile Manufacturers - 0.17%			Allianz SE ADR	1,236,137	16,132
PACCAR Inc	135,142	5,785	Allstate Corp/The	1,013,289	28,088
			Chubb Corp	575,000	35,926
Automobile Parts & Equipment - 0.26%			Fidelity National Financial Inc	1,940,261	31,626
Johnson Controls Inc	236,529	8,740	MetLife Inc	765,600	31,550
			Validus Holdings Ltd	680,272	18,089
Banks - 6.86%				$ 241,727
Australia & New Zealand Banking Group Ltd	395,986	9,048	Machinery - Diversified - 0.98%
ADR			Deere & Co	426,700	33,500
Banco Santander SA ADR	3,380,844	34,519
Bank of New York Mellon Corp/The	808,892	20,311	Media - 1.04%
Bank of Nova Scotia	657,609	37,326	Walt Disney Co/The	441,591	17,054
JP Morgan Chase & Co	853,800	34,536	Yellow Media Inc	8,407,610	18,497
M&T Bank Corp	385,322	33,230		$ 35,551
Northern Trust Corp	685,000	30,760	Mining - 0.79%
US Bancorp	1,294,493	33,735	BHP Billiton Ltd ADR	294,800	26,989
	$ 233,465
Beverages - 1.36%			Miscellaneous Manufacturing - 3.30%
Coca-Cola Co/The	202,300	13,758	3M Co	308,200	26,856
Dr Pepper Snapple Group Inc	723,669	27,326	Honeywell International Inc	398,900	21,182
Molson Coors Brewing Co	115,900	5,221	Parker Hannifin Corp	463,200	36,602
	$ 46,305		Siemens AG ADR	217,300	27,660
Chemicals - 1.13%				$ 112,300
Air Products & Chemicals Inc	158,100	14,028	Oil & Gas - 10.14%
EI du Pont de Nemours & Co	476,200	24,486	Chevron Corp	743,500	77,339
	$ 38,514		Diamond Offshore Drilling Inc	63,700	4,321
Commercial Services - 0.58%			Encana Corp	1,302,900	38,162
Automatic Data Processing Inc	380,500	19,592	Exxon Mobil Corp	688,900	54,967
			Marathon Oil Corp	1,140,800	35,331
Consumer Products - 1.05%			Marathon Petroleum Corp (a)	1,070,000	46,855
Kimberly-Clark Corp	549,400	35,909	Penn West Petroleum Ltd	1,527,380	34,076
			Total SA ADR	1,003,278	54,247
Distribution & Wholesale - 1.90%				$ 345,298
Genuine Parts Co	1,217,477	64,721	Pharmaceuticals - 13.15%
			Abbott Laboratories	1,496,400	76,795
Diversified Financial Services - 4.03%			Bristol-Myers Squibb Co	2,332,178	66,840
AllianceBernstein Holding LP	2,020,298	34,345	GlaxoSmithKline PLC ADR	1,240,043	55,083
BlackRock Inc	194,853	34,774	Merck & Co Inc	2,029,480	69,266
Federated Investors Inc	1,322,327	28,258	Novartis AG ADR	769,376	47,086
NYSE Euronext	1,195,582	40,004	Pfizer Inc	3,275,345	63,018
	$ 137,381		Roche Holding AG ADR	1,036,225	46,185
Electric - 4.55%			Teva Pharmaceutical Industries Ltd ADR	504,062	23,509
NextEra Energy Inc	927,200	51,228		$ 447,782
Progress Energy Inc	1,126,445	52,650	Pipelines - 2.25%
Wisconsin Energy Corp	210,800	6,461	Enterprise Products Partners LP	1,058,543	44,025
Xcel Energy Inc	1,853,800	44,491	Kinder Morgan Energy Partners LP	403,095	28,414
	$ 154,830		Spectra Energy Corp	148,607	4,015
Electrical Components & Equipment - 1.04%				$ 76,454
Emerson Electric Co	722,700	35,477	REITS - 6.00%
			American Capital Agency Corp	552,200	15,417
Entertainment - 0.42%			Annaly Capital Management Inc	3,955,556	66,374
OPAP SA ADR	1,677,400	14,342	Chimera Investment Corp	3,882,304	11,958
			Digital Realty Trust Inc	1,259,036	77,066
Food - 3.46%			HCP Inc	441,385	16,212
General Mills Inc	448,621	16,756	Health Care REIT Inc	328,000	17,312
Kellogg Co	288,948	16,118		$ 204,339
Kraft Foods Inc	1,453,823	49,982	Retail - 3.64%
Kroger Co/The	399,400	9,933	Costco Wholesale Corp	201,000	15,728
Sysco Corp	821,900	25,142	McDonald's Corp	568,472	49,162
	$ 117,931		Wal-Mart Stores Inc	1,122,100	59,146
Gas - 1.41%				$ 124,036
Sempra Energy	944,300	47,867	Semiconductors - 4.81%
			Applied Materials Inc	792,057	9,758
			Intel Corp	3,260,200	72,800

See accompanying notes

44

Schedule of Investments Equity Income Fund July 31, 2011 (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)
Semiconductors (continued)			Unrealized Appreciation (Depreciation)
Maxim Integrated Products Inc	429,200 $	9,855	The net federal income tax unrealized appreciation (depreciation) and federal tax
Microchip Technology Inc	1,204,764	40,661	cost of investments held as of the period end were as follows:
Taiwan Semiconductor Manufacturing Co Ltd	2,485,607	30,722
ADR			Unrealized Appreciation	$ 597,908
		$ 163,796	Unrealized Depreciation	(134,341)
Software - 1.66%			Net Unrealized Appreciation (Depreciation)	$ 463,567
Microsoft Corp	2,067,800	56,658	Cost for federal income tax purposes	$ 2,941,867
			All dollar amounts are shown in thousands (000's)
Telecommunications - 4.96%
AT&T Inc	1,245,700	36,449	Portfolio Summary (unaudited)
BCE Inc	1,031,900	39,388	Sector	Percent
CenturyLink Inc	423,811	15,728	Financial	26.01%
Verizon Communications Inc	963,400	33,998	Consumer, Non-cyclical	21.79%
Vodafone Group PLC ADR	1,544,062	43,388	Energy	12.39%
		$ 168,951	Consumer, Cyclical	10.02%
Toys, Games & Hobbies - 2.30%			Industrial	9.44%
Hasbro Inc	305,870	12,100	Technology	6.47%
Mattel Inc	2,486,719	66,296	Communications	6.00%
		$ 78,396	Utilities	5.96%
Transportation - 2.24%			Basic Materials	1.92%
Norfolk Southern Corp	479,900	36,328	Other Assets in Excess of Liabilities, Net	0.00%
Union Pacific Corp	338,792	34,719	TOTAL NET ASSETS	100.00%
United Parcel Service Inc	77,300	5,351
		$ 76,398
TOTAL COMMON STOCKS		$ 3,336,736
PREFERRED STOCKS - 0.61%		Shares Held Value (000's)
Banks - 0.24%
National City Capital Trust II	191,700	4,888
National City Capital Trust III	135,000	3,430
		$ 8,318
Diversified Financial Services - 0.10%
National City Capital Trust IV	125,000	3,215

REITS - 0.27%
Public Storage Inc 6.63%; Series M	348,351	8,852
Public Storage Inc 7.25%; Series K	13,129	331
		$ 9,183
TOTAL PREFERRED STOCKS		$ 20,716
	Maturity
	Amount
REPURCHASE AGREEMENTS - 1.41%	(000's)	Value (000's)
Banks - 1.41%
Investment in Joint Trading Account; Credit Suisse $	10,528	$ 10,527
Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
US Treasury Strips; $10,738,054; 4.50% -
9.00%; dated 11/15/18 - 08/15/39)
Investment in Joint Trading Account; Deutsche	19,740	19,739
Bank Repurchase Agreement; 0.18% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $20,133,851;
0.00% - 5.92%; dated 01/03/12 - 01/15/37)
Investment in Joint Trading Account; Merrill	11,136	11,136
Lynch Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $11,358,311;
0.00%; dated 10/21/11 - 04/15/42)
Investment in Joint Trading Account; Morgan	6,580	6,580
Stanley Repurchase Agreement; 0.16% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $6,711,284; 0.88%
- 5.30%; dated 05/01/13 - 04/26/19)
		$ 47,982
TOTAL REPURCHASE AGREEMENTS		$ 47,982
Total Investments		$ 3,405,434
Other Assets in Excess of Liabilities, Net - 0.00%		$ 22
TOTAL NET ASSETS - 100.00%		$ 3,405,456

(a) Non-Income Producing Security

See accompanying notes

45

Schedule of Investments
Global Diversified Income Fund
July 31, 2011 (unaudited)

COMMON STOCKS - 24.39%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 0.03%			Distribution & Wholesale (continued)
United Technologies Corp	8,678 $	719	Marubeni Corp	54,000 $	405
			Mitsubishi Corp	15,400	412
Automobile Manufacturers - 0.12%			Mitsui & Co Ltd	77,100	1,451
Daimler AG	12,645	917	Sumitomo Corp	90,300	1,273
Nissan Motor Co Ltd	54,100	576		$ 5,868
Tata Motors Ltd ADR	23,686	507	Diversified Financial Services - 0.20%
Toyota Motor Corp	33,500	1,367	Aberdeen Asset Management PLC	131,171	473
	$ 3,367		Ameriprise Financial Inc	14,135	765
Banks - 1.26%			ARA Asset Management Ltd (a)	976,400	1,227
Australia & New Zealand Banking Group Ltd	85,489	1,954	BGC Partners Inc	58,419	478
Bank of America Corp	52,109	506	IGM Financial Inc	16,300	821
Bank of China Ltd	946,000	435	Intermediate Capital Group PLC	167,400	729
Bank of Communications Co Ltd	822,800	717	Mega Financial Holding Co Ltd	1,149,000	1,106
Bank of Nova Scotia	7,073	401		$ 5,599
BNP Paribas	26,102	1,693	Electric - 0.39%
Canadian Imperial Bank of Commerce/Canada	13,765	1,051	Ameren Corp	14,375	414
Capital One Financial Corp	17,175	821	Avista Corp	26,259	662
Citigroup Inc	19,875	762	CLP Holdings Ltd	91,000	842
Commonwealth Bank of Australia	35,151	1,901	Duke Energy Corp	72,189	1,343
Community Bank System Inc	39,458	993	Enel SpA	165,716	954
Credit Agricole SA	34,860	428	FirstEnergy Corp	25,553	1,141
DBS Group Holdings Ltd	113,456	1,462	GDF Suez	10,659	348
DnB NOR ASA	68,087	990	Hokkaido Electric Power Co Inc	54,300	832
FNB Corp/PA	39,104	391	NextEra Energy Inc	13,876	767
Hang Seng Bank Ltd	56,700	890	Northeast Utilities	17,385	591
Industrial and Commercial Bank of China Ltd	991,000	753	NV Energy Inc	35,828	532
JP Morgan Chase & Co	61,274	2,479	Pinnacle West Capital Corp	8,908	377
M&T Bank Corp	4,595	396	Portland General Electric Co	25,164	624
Mitsubishi UFJ Financial Group Inc	240,000	1,219	Progress Energy Inc	8,405	393
Mizuho Financial Group Inc	764,400	1,251	Scottish & Southern Energy PLC	42,054	901
National Australia Bank Ltd	73,786	1,943		$ 10,721
National Bank of Canada	6,561	509	Electrical Components & Equipment - 0.03%
Nordea Bank AB	120,158	1,278	Hitachi Ltd	136,000	839
PNC Financial Services Group Inc	13,159	714
Societe Generale SA	28,854	1,428	Engineering & Construction - 0.09%
Sumitomo Mitsui Financial Group Inc	53,600	1,686	Alion Science and Technology Corp - Warrants	7,350	—
Svenska Handelsbanken AB	29,061	915	(b),(c),(d)
Toronto-Dominion Bank/The	12,108	969	Carillion PLC	111,699	671
US Bancorp	30,587	797	McDermott International Inc (b)	44,681	901
Wells Fargo & Co	37,665	1,052	NCC AB	16,879	339
Westpac Banking Corp	82,967	1,858	Vinci SA	8,713	505
	$ 34,642			$ 2,416
Building Materials - 0.07%			Food - 0.13%
Asahi Glass Co Ltd	74,000	855	ConAgra Foods Inc	42,540	1,090
Taiwan Cement Corp	602,000	952	George Weston Ltd	9,300	645
	$ 1,807		Kraft Foods Inc	12,663	435
Chemicals - 0.27%			Loblaw Cos Ltd	16,700	646
BASF SE	23,452	2,118	Safeway Inc	34,043	687
Bayer AG	10,639	851		$ 3,503
Cabot Corp	16,590	649	Forest Products & Paper - 0.08%
EI du Pont de Nemours & Co	27,885	1,434	Billerud AB	70,283	635
Koninklijke DSM NV	8,890	504	International Paper Co	39,032	1,159
PPG Industries Inc	5,885	496	UPM-Kymmene OYJ	21,929	342
Sinopec Shanghai Petrochemical Co Ltd	1,224,000	509		$ 2,136
Solvay SA	5,195	782	Gas - 0.03%
	$ 7,343		NiSource Inc	22,210	447
Coal - 0.03%			UGI Corp	11,679	354
Exxaro Resources Ltd	26,841	720		$ 801
			Healthcare - Products - 0.04%
Commercial Services - 0.02%			Johnson & Johnson	14,999	972
Emeco Holdings Ltd	527,237	665
			Healthcare - Services - 0.10%
Consumer Products - 0.05%			Aetna Inc	16,278	675
Kimberly-Clark Corp	19,150	1,252	Humana Inc	9,438	704
			UnitedHealth Group Inc	26,265	1,304
Cosmetics & Personal Care - 0.05%				$ 2,683
Procter & Gamble Co	23,431	1,441	Holding Companies - Diversified - 0.23%
			Compass Diversified Holdings	23,158	347
Distribution & Wholesale - 0.21%			Drax Group PLC	118,335	1,037
Genuine Parts Co	20,068	1,067	Imperial Holdings Ltd	34,028	585
ITOCHU Corp	109,200	1,260
See accompanying notes			46

Schedule of Investments
Global Diversified Income Fund
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Holding Companies - Diversified (continued)			Oil & Gas (continued)
Seven Group Holdings Ltd	57,946 $	582	Statoil ASA	36,636 $	903
Wharf Holdings Ltd	519,737	3,817	Total SA	39,156	2,116
	$ 6,368		Vermilion Energy Inc	10,731	538
Home Furnishings - 0.03%				$ 30,973
De'Longhi SpA	57,539	708	Pharmaceuticals - 0.54%
			AstraZeneca PLC	34,860	1,694
Insurance - 0.38%			Bristol-Myers Squibb Co	53,837	1,543
ACE Ltd	8,958	600	Eli Lilly & Co	38,821	1,487
Allianz SE	11,140	1,452	GlaxoSmithKline PLC	19,919	444
Aviva PLC	126,661	825	Merck & Co Inc	50,300	1,717
AXA SA	36,829	689	Novartis AG	37,879	2,322
Delta Lloyd NV	36,763	803	Pfizer Inc	152,156	2,927
Legal & General Group PLC	552,568	1,013	Recordati SpA	54,862	598
Maiden Holdings Ltd	43,607	404	Sanofi-Aventis SA	26,475	2,057
Muenchener Rueckversicherungs AG	7,117	1,050		$ 14,789
Protective Life Corp	29,960	637	Pipelines - 9.64%
Prudential PLC	111,048	1,251	Buckeye Partners LP	301,900	19,002
Sampo OYJ	27,936	851	Chesapeake Midstream Partners LP	221,500	6,118
Zurich Financial Services (b)	3,456	822	Copano Energy LLC	197,800	6,494
	$ 10,397		Crestwood Midstream Partners LP	50,700	1,324
Internet - 0.02%			DCP Midstream Partners LP	69,000	2,837
Earthlink Inc	77,182	620	Enbridge Energy Partners LP	371,000	10,944
			Energy Transfer Equity LP	98,300	4,063
Investment Companies - 0.01%			Energy Transfer Partners LP	467,100	21,916
TICC Capital Corp	39,779	357	Enterprise Products Partners LP	584,000	24,289
			Holly Energy Partners LP (c)	129,400	6,913
Lodging - 0.09%			Kinder Morgan Inc/Delaware	74,300	2,097
Starwood Hotels & Resorts Worldwide Inc	43,400	2,385	Kinder Morgan Management LLC	332,300	20,357
			Magellan Midstream Partners LP (c)	371,570	21,930
Media - 0.06%			MarkWest Energy Partners LP	114,900	5,327
Comcast Corp - Class A	44,280	1,064	NuStar Energy LP (c)	237,200	14,946
Viacom Inc	10,132	490	Oiltanking Partners LP (b)	21,429	511
	$ 1,554		ONEOK Partners LP (c)	322,400	13,702
Metal Fabrication & Hardware - 0.03%			Plains All American Pipeline LP	236,200	14,687
Aurubis AG	15,538	962	Regency Energy Partners LP	424,700	10,800
			Sunoco Logistics Partners LP (c)	145,100	12,445
Mining - 0.05%			Targa Resources Partners LP	232,700	8,012
KGHM Polska Miedz SA	9,059	620	TC Pipelines LP (c)	146,630	6,519
Vale SA ADR	27,166	881	Tesoro Logistics LP	15,247	375
	$ 1,501		TransCanada Corp	16,594	697
Miscellaneous Manufacturing - 0.23%			Western Gas Partners LP	152,800	5,349
Eaton Corp	18,799	901	Williams Partners LP	405,300	22,616
General Electric Co	170,467	3,053		$ 264,270
Siemens AG	10,817	1,383	Publicly Traded Investment Fund - 0.02%
Tyco International Ltd	19,843	879	John Hancock Preferred Income Fund III	37,571	621
	$ 6,216
Oil & Gas - 1.13%			Real Estate - 1.16%
BP PLC	89,252	673	Atrium European Real Estate Ltd	160,000	1,025
Caltex Australia Ltd	34,881	408	Brookfield Office Properties Inc	46,900	891
Chevron Corp	31,448	3,271	Castellum AB	140,737	2,036
ConocoPhillips	15,291	1,101	CB Richard Ellis Group Inc (b)	54,000	1,177
ENI SpA	56,663	1,231	China Overseas Grand Oceans Group Ltd	648,000	939
Exxon Mobil Corp	49,384	3,940	China Overseas Land & Investment Ltd	280,000	627
Gazprom OAO ADR	77,898	1,115	China Resources Land Ltd	694,000	1,359
HollyFrontier Corp	13,470	1,016	Citycon OYJ	180,000	734
Marathon Oil Corp	21,701	672	Daito Trust Construction Co Ltd	5,500	529
Marathon Petroleum Corp (b)	10,851	475	Fabege AB	60,900	587
Murphy Oil Corp	13,138	844	FKP Property Group	1,783,524	1,243
Noble Energy Inc	9,844	981	Hang Lung Properties Ltd	477,000	1,759
Pengrowth Energy Corp	67,251	873	Henderson Land Development Co Ltd	349,000	2,209
PetroChina Co Ltd	380,000	542	Hongkong Land Holdings Ltd	524,000	3,515
Petroleo Brasileiro SA ADR	14,214	483	Jones Lang LaSalle Inc	15,400	1,311
Petroleo Brasileiro SA - Pref Shares ADR	27,782	854	KWG Property Holding Ltd	1,459,000	1,018
Petronas Dagangan BHD	120,600	724	Midland Holdings Ltd	984,000	572
Precision Drilling Corp (b)	59,740	1,032	Mitsubishi Estate Co Ltd	38,000	681
PTT PCL (d)	56,900	660	Mitsui Fudosan Co Ltd	39,000	745
Repsol YPF SA	36,252	1,143	New World Development Ltd	1,450,000	2,133
Royal Dutch Shell PLC - A Shares	50,074	1,834	Sponda OYJ	210,641	1,160
Royal Dutch Shell PLC - B Shares	75,825	2,776	Sun Hung Kai Properties Ltd	363,000	5,517
Sasol Ltd	15,315	768	Villa World Group	180,000	167
				$ 31,934

See accompanying notes

47

Schedule of Investments Global Diversified Income Fund July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
REITS - 6.30%			REITS (continued)
Annaly Capital Management Inc	110,425 $	1,853	Workspace Group PLC	1,687,500 $	750
Apartment Investment & Management Co	77,500	2,116		$ 172,742
Aspen Group	955,000	468	Retail - 0.36%
Astro Japan Property Group	695,939	2,096	Brinker International Inc	32,308	776
AvalonBay Communities Inc	32,100	4,307	CVS Caremark Corp	44,922	1,633
Boardwalk Real Estate Investment Trust	23,300	1,221	Foot Locker Inc	32,102	698
Boston Properties Inc	46,977	5,043	Inergy LP	188,600	5,963
BRE Properties Inc	44,941	2,359	Macy's Inc	30,652	885
British Land Co PLC	327,976	3,137		$ 9,955
Cambridge Industrial Trust	2,698,875	1,131	Savings & Loans - 0.03%
Canadian Real Estate Investment Trust	47,300	1,652	Astoria Financial Corp	61,713	719
CapLease Inc	251,500	1,119
Champion REIT	2,819,000	1,554	Semiconductors - 0.17%
Colonial Properties Trust	129,157	2,783	Applied Materials Inc	53,269	656
Cominar Real Estate Investment Trust	47,700	1,129	Intel Corp	116,981	2,612
Corio NV	13,000	793	Micron Technology Inc (b)	102,979	759
Cypress Sharpridge Investments Inc	394,383	4,855	Taiwan Semiconductor Manufacturing Co Ltd	315,000	783
DCT Industrial Trust Inc	230,000	1,247		$ 4,810
Digital Realty Trust Inc	10,000	612	Storage & Warehousing - 0.02%
Dundee Real Estate Investment Trust	62,100	2,107	Safestore Holdings PLC	265,258	526
Entertainment Properties Trust	101,366	4,712
Equity One Inc	153,915	2,986	Telecommunications - 0.61%
Equity Residential	125,694	7,770	Advanced Info Service PCL (d)	193,500	748
Essex Property Trust Inc	17,235	2,419	AT&T Inc	60,509	1,770
Eurocommercial Properties NV	46,326	2,216	BT Group PLC	434,877	1,431
Fortune Real Estate Investment Trust	1,317,000	697	CenturyLink Inc	30,524	1,133
Frasers Commercial Trust	3,300,000	2,380	China Mobile Ltd	71,500	711
Gecina SA	9,651	1,339	Chunghwa Telecom Co Ltd	211,000	731
Glimcher Realty Trust	314,300	3,096	France Telecom SA	33,034	684
Great Portland Estates PLC	192,948	1,314	Hutchison Telecommunications Hong Kong	1,270,000	451
Hammerson PLC	83,000	633	Holdings Ltd
HCP Inc	142,678	5,241	NTT DoCoMo Inc	409	757
Hersha Hospitality Trust	250,444	1,312	Telefonica SA	23,656	527
Highwoods Properties Inc	45,600	1,570	Telstra Corp Ltd	318,212	1,044
Hospitality Properties Trust	35,004	884	Verizon Communications Inc	69,464	2,451
Host Hotels & Resorts Inc	73,031	1,158	Vivendi SA	36,782	880
ICADE	33,300	3,835	Vodacom Group Ltd	78,327	997
InnVest Real Estate Investment Trust	128,100	763	Vodafone Group PLC	835,592	2,343
Japan Retail Fund Investment Corp	1,320	2,058		$ 16,658
Land Securities Group PLC	262,293	3,665	Trucking & Leasing - 0.02%
LaSalle Hotel Properties	41,100	1,028	TAL International Group Inc	16,506	511
Liberty Property Trust	67,200	2,282
Link REIT/The	220,000	769	Water - 0.06%
LTC Properties Inc	43,800	1,189	Cia de Saneamento Basico do Estado de Sao Paulo	15,466	923
Mapletree Industrial Trust	169,000	172	ADR
Mapletree Logistics Trust	559,000	427	Veolia Environnement	27,926	629
Mirvac Group	2,225,000	2,807		$ 1,552
Mori Trust Sogo Reit Inc	100	1,023
Nippon Building Fund Inc	236	2,416	TOTAL COMMON STOCKS	$ 668,622
Northern Property Real Estate Investment Trust	70,000	2,251	CONVERTIBLE PREFERRED STOCKS -
Primary Health Properties PLC	187,000	969	0.33%	Shares Held Value (000's)
ProLogis Inc	140,794	5,016	Banks - 0.12%
Public Storage Inc	43,600	5,216	Bank of America Corp	800	780
Ramco-Gershenson Properties Trust	156,397	1,919	Wells Fargo & Co	2,310	2,452
Rayonier Inc	8,714	562		$ 3,232
RioCan Real Estate Investment Trust	47,500	1,291	Diversified Financial Services - 0.07%
Saul Centers Inc	20,000	789	Goodman PLUS Trust	23,000	1,945
Simon Property Group Inc	106,479	12,832
Societe de la Tour Eiffel	14,000	1,205	Investment Companies - 0.03%
Societe Immobiliere de Location pour l'Industrie et	7,400	960	Australand Assets Trust	9,149	911
le Commerce
Stockland	1,065,000	3,567	REITS - 0.11%
Sun Communities Inc	49,800	1,906	Digital Realty Trust Inc	81,000	3,002
Suntec Real Estate Investment Trust	955,000	1,216
Tishman Speyer Office Fund (b)	1,587,000	1,108	TOTAL CONVERTIBLE PREFERRED STOCKS	$ 9,090
Unibail-Rodamco SE	31,220	6,950	PREFERRED STOCKS - 9.17%	Shares Held Value (000's)
United Urban Investment Corp	4,066	4,914	Banks - 2.88%
Ventas Inc	14,891	806	ABN AMRO North America Capital Funding Trust	1,010	689
Vornado Realty Trust	61,642	5,767	I (a)
Wereldhave NV	15,000	1,390	Bank of America Corp 6.63%; Series I	180,250	4,137
Westfield Group	871,578	7,615	Bank of America Corp 8.63%; Series MER	59,900	1,530

See accompanying notes

48

Schedule of Investments
Global Diversified Income Fund
July 31, 2011 (unaudited)

PREFERRED STOCKS (continued)	Shares Held Value (000's)		PREFERRED STOCKS (continued)	Shares Held Value (000's)
Banks (continued)			Insurance (continued)
Barclays Bank PLC 7.75%	68,100 $	1,706	ING Groep NV 6.13%	146,000 $	2,993
Barclays Bank PLC 8.13%	252,100	6,386	ING Groep NV 7.05%	122,664	2,750
BB&T Capital Trust VII	51,338	1,317	ING Groep NV 7.20%	67,242	1,529
CoBank ACB 11.00%; Series C (a)	10,000	541	ING Groep NV 7.38%	13,100	299
CoBank ACB 11.00%; Series D	8,400	442	ING Groep NV 8.50%	90,700	2,281
CoBank ACB 7.00% (a)	321,500	15,100	PartnerRe Ltd (b)	149,783	3,834
Countrywide Financial Corp	22,600	547	PartnerRe Ltd 6.50%	2,000	48
Deutsche Bank Contingent Capital Trust II	40,779	962	PartnerRe Ltd 6.75%	9,557	235
Deutsche Bank Contingent Capital Trust III	117,535	2,967	PLC Capital Trust III	53,796	1,365
Deutsche Bank Contingent Capital Trust V	39,400	1,019	PLC Capital Trust IV	1,937	49
Fifth Third Capital Trust V	74,600	1,884	PLC Capital Trust V	3,766	90
Fifth Third Capital Trust VI	18,044	456	RenaissanceRe Holdings Ltd - Series C	14,600	345
HSBC Holdings PLC 6.20%	21,800	528	RenaissanceRe Holdings Ltd - Series D	24,800	618
HSBC Holdings PLC 8.00%	900,946	24,596		$ 53,744
KeyCorp Capital V	4,200	99	Media - 0.05%
KeyCorp Capital VIII	4,059	101	CBS Corp 6.75%	32,100	812
KeyCorp Capital X	222,430	5,667	Viacom Inc	19,100	482
M&T Capital Trust IV	9,600	252		$ 1,294
National City Capital Trust II	3,100	79	Oil & Gas - 0.00%
Royal Bank of Scotland Group PLC 5.75%; Series	379,908	6,603	Nexen Inc	5,464	138
L
Santander Finance Preferred SA Unipersonal	10,000	279	REITS - 2.26%
SunTrust Capital IX	6,700	171	CommonWealth REIT 7.50%	121,014	2,547
VNB Capital Trust I	37,508	955	CommonWealth REIT - Series C	45,607	1,116
	$ 79,013		CommonWealth REIT - Series E	276,164	6,741
Diversified Financial Services - 0.85%			Developers Diversified Realty Corp 7.38%	16,600	405
Ameriprise Financial Inc	48,300	1,327	Developers Diversified Realty Corp 7.50%	4,000	97
Citigroup Capital VII	8,591	216	Duke Realty Corp 6.60%	106,620	2,570
Citigroup Capital VIII	24,564	608	Duke Realty Corp 6.63%	3,115	75
Citigroup Capital XI	387,300	8,908	Duke Realty Corp 6.95%	6,220	154
Citigroup Capital XII	137,225	3,531	Duke Realty Corp 8.38%	7,000	182
Citigroup Capital XIII	107,900	2,921	Equity Residential	20,702	1,133
Citigroup Capital XIV	3,011	74	Harris Preferred Capital Corp	15,600	393
Citigroup Capital XV	5,005	115	Kimco Realty Corp 6.65%	4,881	121
Citigroup Capital XVI	47,589	1,099	Kimco Realty Corp 6.90%	241,202	6,139
Corporate-Backed Trust Certificates 6.00%; Series	5,530	126	Kimco Realty Corp 7.75%	191,866	4,973
GS			ProLogis Inc - Series O	100,935	2,481
Credit Suisse AG/Guernsey	25,600	677	ProLogis Inc - Series Q (b)	71,100	4,064
JP Morgan Chase Capital XXIX	6,426	163	ProLogis Inc - Series S	8,000	191
MBNA Capital D	2,816	71	PS Business Parks Inc - Series H	6,334	159
Merrill Lynch Capital Trust II	33,600	758	PS Business Parks Inc - Series I	9,844	246
Morgan Stanley Capital Trust III	31,100	742	PS Business Parks Inc - Series M	115,529	2,916
Morgan Stanley Capital Trust IV	24,891	592	PS Business Parks Inc - Series O	5,659	141
Morgan Stanley Capital Trust VII	12,879	315	PS Business Parks Inc - Series P	115,625	2,905
Morgan Stanley Capital Trust VIII	2,800	67	PS Business Parks Inc - Series R	153,542	3,848
National City Capital Trust IV	26,800	689	Public Storage Inc 6.45%; Series F	16,900	424
PreferredPlus TR-CCR1 6.00%; Series GSG1	3,000	71	Public Storage Inc 6.60%; Series C	21,400	537
PreferredPlus TR-CCR1 8.05%; Series CCR1	5,200	132	Public Storage Inc 6.63%; Series M	1,595	41
	$ 23,202		Public Storage Inc 6.75%; Series E	883	22
Electric - 0.05%			Public Storage Inc 6.88%	6,431	167
Entergy Arkansas Inc	3,202	82	Public Storage Inc 6.95%; Series H	8,575	217
Entergy Louisiana LLC	11,790	306	Regency Centers Corp 7.25%	58,020	1,453
Entergy Texas Inc	6,400	182	Suntrust Real Estate Investment Corp (a),(d)	30	3,083
NextEra Energy Capital Holdings Inc	5,900	170	Vornado Realty LP	163,022	4,336
PPL Capital Funding Inc	3,200	81	Vornado Realty Trust - Series F	32,511	810
SCANA Corp	21,940	609	Vornado Realty Trust - Series H	63,400	1,574
	$ 1,430		Vornado Realty Trust - Series J	218,640	5,571
Insurance - 1.96%			Weingarten Realty Investors 6.50%	6,000	148
AAG Holding Co Inc 7.25%	15,594	391	Weingarten Realty Investors 6.75%	1,600	40
AAG Holding Co Inc 7.50%	81,043	2,040		$ 62,020
Aegon NV 6.375%	330,561	7,401	Sovereign - 0.35%
Aegon NV 6.50%	16,500	365	Farm Credit Bank/Texas	8,500	9,735
Aegon NV 6.875%	3,600	84
Allianz SE	502,177	13,119	Telecommunications - 0.77%
American Financial Group Inc/OH 7.00%	40,276	1,021	Centaur Funding Corp (a),(b)	5,000	2,620
Arch Capital Group Ltd 7.88%	33,644	844	Qwest Corp (b)	177,434	4,604
Arch Capital Group Ltd 8.00%	18,207	458	Telephone & Data Systems Inc 6.88%	59,903	1,505
Axis Capital Holdings Ltd 7.50%; Series B	90,175	9,085	Telephone & Data Systems Inc 7.00%	482,968	12,253
Berkley W R Capital Trust	12,551	315		$ 20,982
Delphi Financial Group Inc 7.38%	56,484	1,345	TOTAL PREFERRED STOCKS	$ 251,558
Everest Re Capital Trust II	34,874	840

See accompanying notes

49

Schedule of Investments
Global Diversified Income Fund
July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 61.69%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Advertising - 0.40%			Banks (continued)
inVentiv Health Inc			Barclays Bank PLC (continued)
10.00%, 08/15/2018(a)	$ 3,500	$ 3,412	7.43%, 12/31/2049(a),(f)	$ 7,750	$ 7,769
MDC Partners Inc			BB&T Capital Trust II
11.00%, 11/01/2016	2,365	2,610	6.75%, 06/07/2036	1,940	1,998
11.00%, 11/01/2016(a)	4,550	4,977	BB&T Capital Trust IV
		$ 10,999	6.82%, 06/12/2057(f)	500	506
Aerospace & Defense - 0.56%			BBVA Bancomer SA/Texas
Kratos Defense & Security Solutions Inc			4.50%, 03/10/2016(a)	729	744
10.00%, 06/01/2017	1,895	2,023	BBVA International Preferred SA Unipersonal
10.00%, 06/01/2017(a)	8,000	8,540	5.92%, 12/30/2049(f)	7,500	6,150
Sequa Corp			BPCE SA
11.75%, 12/01/2015(a)	4,000	4,280	12.50%, 08/29/2049(a),(c)	4,850	5,623
13.50%, 12/01/2015(a),(e)	500	541	BTA Bank JSC
		$ 15,384	10.75%, 07/01/2018(f)	7,075	5,943
Agriculture - 0.03%			Capital One Capital V
Vector Group Ltd			10.25%, 08/15/2039	1,000	1,058
11.00%, 08/15/2015	750	788	Capital One Capital VI
			8.88%, 05/15/2040	6,140	6,428
Airlines - 0.38%			CIT Group Inc
Continental Airlines 2007-1 Class C Pass Through			7.00%, 05/01/2016	2,500	2,506
Trust			7.00%, 05/01/2017	3,750	3,759
7.34%, 04/19/2014	3,228	3,228	Claudius Ltd for Credit Suisse
Global Aviation Holdings Inc			7.88%, 06/29/2049	16,960	17,554
14.00%, 08/15/2013	7,180	7,180	8.25%, 06/29/2049	1,000	1,035
		$ 10,408	Cooperatieve Centrale Raiffeisen-Boerenleenbank
Automobile Parts & Equipment - 0.47%			BA/Netherlands
			11.00%, 12/29/2049(a),(f)	6,000	7,665
Exide Technologies
8.63%, 02/01/2018(a)	5,500	5,610	Credit Suisse Group Guernsey I Ltd
			7.88%, 02/24/2041(f)	4,000	4,060
Stanadyne Corp
10.00%, 08/15/2014	2,900	2,951	Deutsche Bank Capital Funding Trust VII
			5.63%, 01/29/2049(a),(f)	3,639	3,130
Stanadyne Holdings Inc
12.00%, 02/15/2015(f)	4,245	4,308	Development Bank of Kazakhstan JSC
		$ 12,869	5.50%, 12/20/2015	430	447
Banks - 7.86%			Dresdner Funding Trust I
			8.15%, 06/30/2031(a)	12,900	11,675
Abbey National Capital Trust I
8.96%, 12/31/2049	2,300	2,484	FCB/NC Capital Trust I
ABN Amro North American Holding Preferred			8.05%, 03/01/2028	1,000	1,040
Capital Repackage Trust I			First Empire Capital Trust II
6.52%, 12/29/2049(a),(f)	4,630	4,236	8.28%, 06/01/2027	5,300	5,445
Akbank TAS			First Hawaiian Capital I
6.50%, 03/09/2018(a)	1,605	1,642	8.34%, 07/01/2027	1,000	1,024
Alfa Bank OJSC Via Alfa Bond Issuance PLC			Fleet Capital Trust II
7.75%, 04/28/2021(a)	1,560	1,580	7.92%, 12/11/2026	1,500	1,530
7.88%, 09/25/2017(a)	990	1,042	Halyk Savings Bank of Kazakhstan JSC
7.88%, 09/25/2017	1,500	1,579	7.25%, 05/03/2017	1,020	1,048
Banco Bradesco SA/Cayman Islands			HBOS Capital Funding LP
			6.07%, 06/29/2049(a),(f)	3,050	2,516
4.13%, 05/16/2016(a)	995	1,011
5.90%, 01/16/2021(a)	655	668	HSBC USA Capital Trust I
			7.81%, 12/15/2026(a)	300	302
Banco de Credito del Peru/Panama
4.75%, 03/16/2016(a)	3,545	3,603	ICICI Bank Ltd
5.38%, 09/16/2020(a)	735	726	5.50%, 03/25/2015	1,920	2,027
			5.75%, 11/16/2020(a)	605	616
Banco do Brasil SA/Cayman
5.38%, 01/15/2021(a)	745	747	ICICI Bank Ltd/Bahrain
Banco Votorantim SA			6.63%, 10/03/2012	830	871
5.25%, 02/11/2016(a)	1,375	1,413	Itau Unibanco Holding SA/Cayman Island
			6.20%, 12/21/2021(a)	1,650	1,723
BanColombia SA
5.95%, 06/03/2021(a)	500	518	JP Morgan Chase & Co
			7.90%, 04/29/2049(f)	600	643
6.13%, 07/26/2020	370	384

Bank of India			Kazkommertsbank JSC
6.25%, 02/16/2021	1,170	1,231	8.50%, 05/11/2018 (a)	800	756
BankAmerica Capital II			KeyCorp Capital III
8.00%, 12/15/2026	965	986	7.75%, 07/15/2029	395	425
BankAmerica Institutional Capital A			LBG Capital No.1 PLC
			7.88%, 11/01/2020(a)	7,400	6,938
8.07%, 12/31/2026(a)	1,871	1,913
			8.00%, 12/29/2049(a),(f)	7,295	6,711
BankAmerica Institutional Capital B
7.70%, 12/31/2026(a)	2,700	2,744	National Australia Bank/New York
Barclays Bank PLC			8.00%, 09/29/2049	800	862
6.28%, 12/31/2049	300	273	Natixis
6.86%, 09/29/2049(a),(f)	3,230	2,867	9.00%, 04/29/2049	3,312	3,258
See accompanying notes			50

Schedule of Investments Global Diversified Income Fund July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Banks (continued)			Coal (continued)
Natixis (continued)			Consol Energy Inc
10.00%, 04/29/2049(a),(f)	$ 2,648 $	2,674	8.25%, 04/01/2020	$ 1,000 $	1,112
NB Capital Trust II				$ 8,295
7.83%, 12/15/2026	1,150	1,169	Commercial Services - 2.13%
NB Capital Trust IV			Bankrate Inc
8.25%, 04/15/2027	2,495	2,554	11.75%, 07/15/2015(a)	1,288	1,484
PNC Financial Services Group Inc			Catalent Pharma Solutions Inc
6.75%, 08/01/2049(f)	9,000	8,981	9.50%, 04/15/2015(e)	8,553	8,724
PNC Preferred Funding Trust I			CDRT Merger Sub Inc
6.52%, 12/31/2049(a),(f)	2,000	1,693	8.13%, 06/01/2019(a)	9,479	9,479
Royal Bank of Scotland Group PLC			DynCorp International Inc
7.65%, 08/29/2049(f)	3,700	3,191	10.38%, 07/01/2017	10,983	11,038
Russian Agricultural Bank OJSC Via RSHB			Great Lakes Dredge & Dock Corp
Capital SA			7.38%, 02/01/2019(a)	2,075	2,065
6.00%, 06/03/2021(a)	1,300	1,319	Knowledge Learning Corp
6.30%, 05/15/2017	3,755	4,016	7.75%, 02/01/2015(a)	8,175	8,011
Santander Finance Preferred SA Unipersonal			Laureate Education Inc
10.50%, 12/31/2049(f)	4,200	4,564	10.00%, 08/15/2015(a)	2,800	2,922
SMFG Preferred Capital USD 2 Ltd			NCO Group Inc
8.75%, 05/29/2049(a)	3,000	3,242	11.88%, 11/15/2014	9,165	8,753
Societe Generale SA			Seminole Indian Tribe of Florida
1.00%, 12/29/2049(a),(f)	1,000	703	7.75%, 10/01/2017(a)	2,350	2,421
5.92%, 04/29/2049(a),(f)	4,000	3,484	WP Rocket Merger Sub Inc
8.75%, 10/29/2049	11,770	12,064	10.13%, 07/15/2019(a)	3,485	3,607
Standard Chartered PLC				$ 58,504
7.01%, 07/29/2049(a)	100	99	Computers - 1.19%
State Bank of India/London			Compucom Systems Inc
4.50%, 10/23/2014	1,215	1,258	12.50%, 10/01/2015(a)	9,470	9,896
Susquehanna Capital II			iGate Corp
11.00%, 03/23/2040	750	806	9.00%, 05/01/2016(a)	10,990	10,990
Vnesheconombank Via VEB Finance Ltd			Stratus Technologies Bermuda Ltd / Stratus
6.80%, 11/22/2025	1,375	1,430	Technologies Inc
6.90%, 07/09/2020(a)	1,158	1,256	12.00%, 03/29/2015	9,610	9,322
VTB Bank OJSC Via VTB Capital SA			Stream Global Services Inc
6.25%, 06/30/2035	336	353	11.25%, 10/01/2014	2,208	2,351
6.25%, 07/02/2035(a)	500	526
				$ 32,559
6.55%, 10/13/2020	715	730	Consumer Products - 0.92%
6.88%, 05/29/2018	1,795	1,909	American Achievement Corp
	$ 215,453		10.88%, 04/15/2016(a)	10,915	9,660
Beverages - 0.23%			Prestige Brands Inc
Beverages & More Inc			8.25%, 04/01/2018	500	526
9.63%, 10/01/2014(a)	6,000	6,300	8.25%, 04/01/2018(a)	1,000	1,053
			Scotts Miracle-Gro Co/The
Building Materials - 0.55%			6.63%, 12/15/2020(a)	2,000	2,065
Building Materials Corp of America			Spectrum Brands Holdings Inc
6.75%, 05/01/2021(a)	2,350	2,382	9.50%, 06/15/2018	3,000	3,337
Cemex SAB de CV			YCC Holdings LLC / Yankee Finance Inc
9.00%, 01/11/2018(a)	12,280	11,543	10.25%, 02/15/2016(a)	8,375	8,459
Interline Brands Inc				$ 25,100
7.00%, 11/15/2018	1,000	1,023	Distribution & Wholesale - 0.49%
	$ 14,948		Baker & Taylor Inc
Chemicals - 0.15%			11.50%, 07/01/2013(a)	5,375	4,555
Braskem America Finance Co			Intcomex Inc
7.13%, 07/22/2041(a)	420	423	13.25%, 12/15/2014	8,500	8,734
Braskem Finance Ltd			VWR Funding Inc
5.75%, 04/15/2021(a)	700	714	10.25%, 07/15/2015(e)	264	278
7.00%, 05/07/2020(a)	500	550
				$ 13,567
Nexeo Solutions LLC / Nexeo Solutions Finance			Diversified Financial Services - 4.53%
Corp			Ageas Hybrid Financing SA
8.38%, 03/01/2018(a)	2,290	2,382
			8.25%, 02/28/2049	8,064	7,741
	$ 4,069		Banco BTG Pactual SA/Cayman Islands
Coal - 0.30%			4.88%, 07/08/2016(a)	1,675	1,688
Berau Capital Resources Pte Ltd			Capital One Capital III
12.50%, 07/08/2015(a)	940	1,102	7.69%, 08/15/2036	3,050	3,119
Bumi Investment Pte Ltd			Credit Acceptance Corp
10.75%, 10/06/2017(a)	4,205	4,852	9.13%, 02/01/2017(a)	4,850	5,129
10.75%, 10/06/2017	1,065	1,229	E*Trade Financial Corp
			7.88%, 12/01/2015	2,800	2,863

See accompanying notes

51

Schedule of Investments
Global Diversified Income Fund
July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Diversified Financial Services (continued)			Electrical Components & Equipment - 0.12%
Financiera Independencia SAB de CV			Coleman Cable Inc
10.00%, 03/30/2015(a)	$ 1,490 $	1,583	9.00%, 02/15/2018	$ 3,120 $	3,237
Fuerstenberg Capital International S.A.R.L & Cie
SECS			Electronics - 0.04%
10.25%, 10/29/2049(f)	4,000	3,924	Stoneridge Inc
Glen Meadow Pass-Through Trust			9.50%, 10/15/2017(a)	1,105	1,222
6.51%, 02/12/2067(a),(f)	11,300	9,548
GT 2005 BONDS BV			Energy - Alternate Sources - 0.02%
6.00%, 07/21/2014(f)	827	765	Kazatomprom Natsionalnaya Atomnaya
Icahn Enterprises LP / Icahn Enterprises Finance			Kompaniya AO
Corp			6.25%, 05/20/2015	550	587
7.75%, 01/15/2016	9,730	10,095
Macquarie PMI LLC			Engineering & Construction - 0.58%
8.38%, 12/02/2049	3,350	3,572	Alion Science and Technology Corp
Majapahit Holding BV			10.25%, 02/01/2015	5,310	4,381
7.75%, 01/20/2020(a)	1,730	2,111	12.00%, 11/01/2014(e)	8,600	8,772
7.88%, 06/29/2037	100	121	Empresas ICA SAB de CV
Man Group PLC			8.90%, 02/04/2021(a)	1,485	1,559
5.00%, 08/09/2017	2,100	1,859	Odebrecht Finance Ltd
11.00%, 05/29/2049	3,857	4,036	6.00%, 04/05/2023(a)	1,100	1,117
Marfrig Holding Europe BV				$ 15,829
8.38%, 05/09/2018(a)	600	582	Entertainment - 2.04%
MBNA Capital A			Chukchansi Economic Development Authority
8.28%, 12/01/2026	2,175	2,229	3.92%, 11/15/2012(a),(f)	4,020	3,256
Nuveen Investments Inc			Diamond Resorts Corp
10.50%, 11/15/2015	9,800	10,217	12.00%, 08/15/2018(a)	9,200	9,890
Old Mutual Capital Funding LP			Lions Gate Entertainment Inc
8.00%, 05/29/2049	12,730	12,666	10.25%, 11/01/2016(a)	10,995	11,174
Pinnacle Foods Finance LLC / Pinnacle Foods			NAI Entertainment Holdings LLC
Finance Corp			8.25%, 12/15/2017(a)	3,700	4,001
8.25%, 09/01/2017	2,125	2,239	Regal Entertainment Group
Power Sector Assets & Liabilities Management			9.13%, 08/15/2018	1,010	1,065
Corp			River Rock Entertainment Authority/The
7.25%, 05/27/2019	304	365	9.75%, 11/01/2011	8,725	6,718
7.39%, 12/02/2024(a)	327	394	Snoqualmie Entertainment Authority
QBE Capital Funding II LP			4.20%, 02/01/2014(a),(f)	7,805	7,259
6.80%, 06/29/2049(a),(f)	3,900	3,702	9.13%, 02/01/2015(a)	5,085	5,047
QBE Capital Funding III Ltd			Speedway Motorsports Inc
7.25%, 05/24/2041(a),(f)	10,500	10,701	6.75%, 02/01/2019	1,100	1,103
QHP Royalty Sub LLC			Vail Resorts Inc
10.25%, 03/15/2015(a),(c)	945	963	6.50%, 05/01/2019(a)	1,000	1,024
Renaissance Securities Trading Ltd			WM Finance Corp
11.00%, 04/21/2016(a),(d)	505	509	11.50%, 10/01/2018(a)	5,425	5,438
Softbrands Inc / Atlantis Merger Sub Inc				$ 55,975
11.50%, 07/15/2018(a)	2,720	2,666	Environmental Control - 0.21%
Swiss Re Capital I LP			Darling International Inc
6.85%, 05/29/2049(a),(f)	13,100	12,844	8.50%, 12/15/2018	2,000	2,203
ZFS Finance USA Trust II			WCA Waste Corp
6.45%, 12/15/2065(a),(f)	6,000	6,090	7.50%, 06/15/2019(a)	3,470	3,470
	$ 124,321			$ 5,673
Electric - 1.02%			Food - 1.22%
AES Corp/The			BI-LO LLC / BI-LO Finance Corp
7.38%, 07/01/2021(a)	6,650	6,883	9.25%, 02/15/2019(a)	10,225	10,404
Comision Federal de Electricidad			Bumble Bee Acquisition Corp
4.88%, 05/26/2021(a)	435	441	9.00%, 12/15/2017(a)	2,020	2,038
Dominion Resources Inc/VA			Bumble Bee Holdco SCA
6.30%, 09/30/2066(f)	11,400	11,103	9.63%, 03/15/2018(a),(e)	10,920	10,046
7.50%, 06/30/2066	700	741	Del Monte Foods Co
Integrys Energy Group Inc			7.63%, 02/15/2019(a)	3,260	3,354
6.11%, 12/01/2066(f)	4,400	4,358	JBS Finance II Ltd
NextEra Energy Capital Holdings Inc			8.25%, 01/29/2018(a)	550	565
7.30%, 09/01/2067(f)	200	210	US Foodservice
PPL Capital Funding Inc			8.50%, 06/30/2019(a)	7,140	7,068
6.70%, 03/30/2067(f)	3,050	3,006		$ 33,475
Star Energy Geothermal Wayang Windu Ltd			Forest Products & Paper - 0.29%
11.50%, 02/12/2015	1,075	1,199	Bio Pappel SAB de CV
	$ 27,941		7.00%, 08/27/2016(f)	862	767
			Clearwater Paper Corp
			7.13%, 11/01/2018	1,100	1,148

See accompanying notes

52

Schedule of Investments
Global Diversified Income Fund
July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Forest Products & Paper (continued)			Insurance (continued)
Fibria Overseas Finance Ltd			MetLife Capital Trust IV
6.75%, 03/03/2021(a)	$ 3,465 $	3,638	7.88%, 12/15/2037(a)	$ 2,200 $	2,413
7.50%, 05/04/2020	800	871	MetLife Capital Trust X
Verso Paper Holdings LLC / Verso Paper Inc			9.25%, 04/08/2038(a)	3,600	4,464
8.75%, 02/01/2019(a)	1,500	1,392	Nationwide Financial Services
	$ 7,816		6.75%, 05/15/2037	14,580	13,632
Hand & Machine Tools - 0.18%			Oil Insurance Ltd
Thermadyne Holdings Corp			3.23%, 12/29/2049(a),(f)	5,100	4,701
9.00%, 12/15/2017(a)	4,685	4,978	Progressive Corp/The
			6.70%, 06/15/2037	300	310
Healthcare - Products - 0.17%			Prudential Financial Inc
Biomet Inc			8.88%, 06/15/2038(f)	4,805	5,586
11.63%, 10/15/2017	2,400	2,643	Prudential PLC
DJO Finance LLC / DJO Finance Corp			6.50%, 06/29/2049	1,500	1,433
9.75%, 10/15/2017(a)	2,110	2,142	7.75%, 12/16/2049	12,800	13,088
	$ 4,785		11.75%, 12/29/2049(f)	4,500	5,250
Healthcare - Services - 0.76%			Reinsurance Group of America Inc
Apria Healthcare Group Inc			6.75%, 12/15/2065(f)	1,700	1,651
12.38%, 11/01/2014	7,850	7,909	USI Holdings Corp
OnCure Holdings Inc			4.14%, 11/15/2014(a),(c),(f)	500	459
11.75%, 05/15/2017	9,200	9,476	9.75%, 05/15/2015(a)	13,297	13,164
Symbion Inc			White Mountains Re Group Ltd
11.00%, 08/23/2015(e)	3,230	3,343	7.51%, 05/29/2049(a),(f)	2,900	2,777
	$ 20,728		XL Group PLC
			6.50%, 12/31/2049(f)	7,045	6,578
Holding Companies - Diversified - 0.24%
Metalloinvest Finance Ltd				$ 146,231
6.50%, 07/21/2016(a)	1,800	1,813	Internet - 0.43%
Susser Holdings LLC / Susser Finance Corp			GXS Worldwide Inc
8.50%, 05/15/2016	2,410	2,573	9.75%, 06/15/2015	10,318	10,421
Votorantim Cimentos SA			Open Solutions Inc
7.25%, 04/05/2041(a)	1,400	1,412	9.75%, 02/01/2015(a)	2,250	1,305
Voto-Votorantim Ltd				$ 11,726
6.75%, 04/05/2021	685	735	Investment Companies - 0.50%
	$ 6,533		American Capital Ltd
Housewares - 0.29%			7.96%, 12/31/2013(a),(f)	2,881	2,909
American Standard Americas			Offshore Group Investments Ltd
10.75%, 01/15/2016(a)	8,210	7,876	11.50%, 08/01/2015	7,650	8,473
			11.50%, 08/01/2015(a)	1,990	2,204
Insurance - 5.33%				$ 13,586
Aegon NV			Iron & Steel - 0.79%
3.17%, 07/29/2049(f)	1,300	845	APERAM
Allstate Corp/The			7.38%, 04/01/2016(a)	2,300	2,283
6.13%, 05/15/2037(f)	1,970	1,926	CSN Resources SA
AXA SA			6.50%, 07/21/2020(a)	1,455	1,564
6.38%, 12/29/2049(a),(f)	6,500	5,460	Evraz Group SA
Catlin Insurance Co Ltd			6.75%, 04/27/2018(a)	1,160	1,157
7.25%, 12/31/2049(a)	18,535	17,515	9.50%, 04/24/2018	3,060	3,527
CNO Financial Group Inc			Metinvest BV
9.00%, 01/15/2018(a)	2,585	2,785	8.75%, 02/14/2018(a)	1,650	1,710
Dai-ichi Life Insurance Co Ltd/The			Standard Steel LLC / Standard Steel Finance Corp
7.25%, 12/31/2049(a)	5,500	5,805	12.00%, 05/01/2015(a),(d)	9,525	11,287
Delphi Financial Group Inc				$ 21,528
7.88%, 01/31/2020	800	910	Leisure Products & Services - 0.45%
Everest Reinsurance Holdings Inc			Easton-Bell Sports Inc
6.60%, 05/15/2037(f)	3,100	2,968	9.75%, 12/01/2016	1,910	2,108
ING Capital Funding Trust III			Sabre Holdings Corp
3.85%, 12/31/2049(f)	1,500	1,403	8.35%, 03/15/2016(f)	6,250	5,547
ING Groep NV			Travelport LLC
5.78%, 12/08/2049	3,000	2,715	9.88%, 09/01/2014	2,845	2,660
Ironshore Holdings US Inc			11.88%, 09/01/2016	2,265	2,016
8.50%, 05/15/2020(a)	6,170	6,806		$ 12,331
Liberty Mutual Group Inc			Lodging - 1.07%
7.00%, 03/15/2037(a),(f)	300	292	Boyd Gaming Corp
7.80%, 03/15/2037(a)	7,301	7,374	6.75%, 04/15/2014	3,200	3,188
10.75%, 06/15/2058(a),(f)	4,650	6,150	Caesars Entertainment Operating Co Inc
Liberty Mutual Insurance Co			10.00%, 12/15/2018	9,100	8,145
7.70%, 10/15/2097(a)	3,810	3,630	12.75%, 04/15/2018	1,000	1,000
Lincoln National Corp
7.00%, 05/17/2066(f)	4,100	4,141
See accompanying notes			53

Schedule of Investments Global Diversified Income Fund July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Lodging (continued)			Mining (continued)
CityCenter Holdings LLC / CityCenter Finance			Vedanta Resources PLC
Corp			9.50%, 07/18/2018	$ 2,445 $	2,711
7.63%, 01/15/2016(a)	$ 2,500 $	2,612		$ 44,269
MGM Resorts International			Miscellaneous Manufacturing - 0.29%
11.38%, 03/01/2018	3,750	4,350	Griffon Corp
Seminole Hard Rock Entertainment Inc			7.13%, 04/01/2018(a)	4,550	4,539
2.75%, 03/15/2014(a),(f)	1,300	1,235	Polymer Group Inc
Sugarhouse HSP Gaming Prop Mezz LP /			7.75%, 02/01/2019(a)	1,030	1,067
Sugarhouse HSP Gaming Finance Corp			RBS Global Inc / Rexnord LLC
8.63%, 04/15/2016(a)	3,500	3,640	8.50%, 05/01/2018	2,050	2,214
Wynn Las Vegas LLC / Wynn Las Vegas Capital				$ 7,820
Corp			Mortgage Backed Securities - 3.47%
7.75%, 08/15/2020	4,600	5,083	Banc of America Large Loan Inc
	$ 29,253		5.62%, 05/24/2017(a),(f)	1,000	1,009
Machinery - Diversified - 0.46%			Banc of America Merrill Lynch Commercial
CPM Holdings Inc			Mortgage Inc
10.63%, 09/01/2014(f)	8,960	9,677	4.73%, 07/10/2043(f)	1,500	1,534
Tempel Steel Co			4.99%, 07/10/2042	1,030	1,079
12.00%, 08/15/2016(a),(d),(g)	3,050	3,035	BCRR Trust
	$ 12,712		5.86%, 12/15/2043(a)	2,000	2,027
Media - 0.84%			Citigroup Commercial Mortgage Trust
Bresnan Broadband Holdings LLC			5.32%, 12/17/2049(a)	746	720
8.00%, 12/15/2018(a)	1,800	1,868	5.70%, 06/10/2017(f)	1,000	998
Cablevision Systems Corp			6.07%, 12/10/2049(f)	300	323
8.00%, 04/15/2020	2,100	2,299	Citigroup/Deutsche Bank Commercial Mortgage
CCO Holdings LLC / CCO Holdings Capital Corp			Trust
7.00%, 01/15/2019(a)	2,500	2,594	0.19%, 11/15/2044(a),(f)	63,921	388
8.13%, 04/30/2020	2,000	2,195	5.89%, 11/15/2044	2,493	2,738
DCP LLC / DCP Corp			Commercial Mortgage Pass Through Certificates
10.75%, 08/15/2015(a)	3,960	3,534	5.36%, 07/10/2037(f)	1,500	1,291
Houghton Mifflin Harcourt Publishers Inc /			5.81%, 12/10/2049(f)	1,000	1,107
Houghton Mifflin Harcourt Publishing			Credit Suisse First Boston Mortgage Securities
10.50%, 06/01/2019(a)	6,200	6,076	Corp
Kabel BW Erste Beteiligungs GmbH / Kabel			0.96%, 01/15/2037(a),(f)	49,007	1,057
Baden-Wurttemberg GmbH & Co KG			4.82%, 10/15/2039	1,500	1,477
7.50%, 03/15/2019(a)	4,460	4,594	4.96%, 01/15/2037(a)	2,500	2,517
	$ 23,160		5.10%, 08/15/2038	1,500	1,475
Metal Fabrication & Hardware - 0.11%			Credit Suisse Mortgage Capital Certificates
Atkore International Inc			0.09%, 09/15/2040(a),(f)	77,155	485
9.88%, 01/01/2018(a)	2,800	2,961	5.38%, 11/15/2016(a)	400	438
			5.42%, 02/15/2039(f)	2,955	2,658
Mining - 1.61%			5.42%, 02/15/2039(f)	5,200	3,910
Aleris International Inc			DBUBS Mortgage Trust
7.63%, 02/15/2018(a)	3,225	3,273	0.25%, 11/10/2046(a),(f)	136,884	2,582
ALROSA Finance SA			1.44%, 05/10/2021(a),(f)	19,081	1,480
7.75%, 11/03/2020(a)	5,375	5,886	FHLMC Multifamily Structured Pass Through
AngloGold Ashanti Holdings PLC			Certificates
5.38%, 04/15/2020	1,055	1,063	1.52%, 08/25/2020(f)	32,750	3,018
Gold Fields Orogen Holding BVI Ltd			2.29%, 01/25/2041(f)	15,805	2,276
4.88%, 10/07/2020(a)	1,640	1,591	2.57%, 12/25/2020(f)	18,309	2,937
Midwest Vanadium Pty Ltd			2.79%, 01/25/2043(f)	8,000	1,377
11.50%, 02/15/2018(a)	9,180	9,318	3.33%, 02/25/2042(d),(f),(g)	21,495	4,343
Mirabela Nickel Ltd			3.61%, 06/25/2041(d),(f)	4,400	995
8.75%, 04/15/2018(a)	5,370	5,410	4.60%, 11/25/2044	1,800	494
Noranda Aluminum Acquisition Corp			Greenwich Capital Commercial Funding Corp
4.42%, 05/15/2015(e),(f)	568	544	5.53%, 02/10/2017	4,000	2,960
Novelis Inc/GA			5.87%, 12/10/2049(f)	2,000	1,844
8.38%, 12/15/2017	3,060	3,332	GS Mortgage Securities Corp II
Quadra FNX Mining Ltd			5.37%, 08/17/2016(a)	400	406
7.75%, 06/15/2019(a)	2,000	2,060	JP Morgan Chase Commercial Mortgage Securities
Southern Copper Corp			Corp
6.75%, 04/16/2040	2,190	2,321	0.51%, 02/15/2051(f)	218,838	2,832
Vale Overseas Ltd			2.07%, 08/05/2032(a),(f)	12,925	1,740
4.63%, 09/15/2020	1,815	1,874	4.99%, 09/12/2037	200	186
5.63%, 09/15/2019	2,260	2,485	5.31%, 01/15/2049	803	812
6.25%, 01/11/2016	550	629	5.34%, 05/15/2047	1,000	981
6.88%, 11/21/2036	1,010	1,165	5.48%, 05/15/2045	3,000	2,637
6.88%, 11/10/2039	525	607	5.52%, 05/15/2045(f)	1,350	1,236
			5.74%, 02/12/2049(f)	150	162

See accompanying notes

54

Schedule of Investments
Global Diversified Income Fund
July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)			Oil & Gas (continued)
LB-UBS Commercial Mortgage Trust			OGX Petroleo e Gas Participacoes SA
0.17%, 09/15/2040(a),(f)	$ 78,900 $	1,177	8.50%, 06/01/2018(a)	$ 1,355 $	1,428
0.46%, 09/15/2037(a),(f)	48,521	380	Pemex Project Funding Master Trust
0.52%, 02/17/2040(f)	18,238	240	6.63%, 06/15/2035	415	452
5.00%, 01/15/2036	1,000	902	Petrobras International Finance Co - Pifco
5.41%, 09/15/2039(f)	2,030	2,082	5.38%, 01/27/2021	1,380	1,470
7.70%, 07/15/2032	102	102	5.75%, 01/20/2020	3,105	3,405
Merrill Lynch Mortgage Trust			6.88%, 01/20/2040	438	500
5.78%, 08/12/2016	2,500	2,531	7.88%, 03/15/2019	945	1,164
Merrill Lynch/Countrywide Commercial Mortgage			Petroleos de Venezuela SA
Trust			5.00%, 10/28/2015	1,368	944
0.47%, 09/12/2049(f)	29,970	389	5.25%, 04/12/2017	3,655	2,354
5.42%, 08/12/2048	345	313	5.38%, 04/12/2027	3,085	1,601
5.48%, 07/12/2046(f)	2,000	1,730	Petroleos Mexicanos
5.53%, 03/12/2051	3,850	3,538	5.50%, 01/21/2021	3,235	3,452
5.64%, 11/12/2016	250	264	5.50%, 01/21/2021(a)	1,215	1,296
Morgan Stanley Capital I			6.50%, 06/02/2041(a)	700	740
5.10%, 12/15/2041(a),(f)	1,750	1,775	8.00%, 05/03/2019	692	867
5.45%, 10/28/2033(a)	116	113	Precision Drilling Corp
5.59%, 06/12/2012(f)	733	742	6.50%, 12/15/2021(a)	2,400	2,448
Morgan Stanley Reremic Trust			QGOG Atlantic / Alaskan Rigs Ltd
4.97%, 04/15/2040(a)	850	851	5.25%, 07/30/2018(a)	1,000	1,018
10.24%, 12/17/2043(a),(f)	1,500	1,573	Quicksilver Resources Inc
Prudential Mortgage Capital Funding LLC			7.13%, 04/01/2016	7,925	7,965
7.86%, 05/10/2034(a),(f)	800	799	Reliance Holdings USA Inc
RBSCF Trust			4.50%, 10/19/2020	1,200	1,149
4.67%, 04/15/2015(a),(f)	150	159	6.25%, 10/19/2040	1,500	1,467
5.31%, 03/16/2012(a)	1,000	1,016	SandRidge Energy Inc
5.80%, 07/17/2014(a),(f)	150	158	7.50%, 03/15/2021(a)	8,700	9,135
Wachovia Bank Commercial Mortgage Trust			8.00%, 06/01/2018(a)	2,775	2,942
0.52%, 06/15/2035(a),(f)	22,653	591	TNK-BP Finance SA
5.34%, 11/15/2048	3,348	3,331	7.25%, 02/02/2020(a)	5,315	5,926
5.37%, 11/15/2048	5,700	4,703	Zhaikmunai LLP
5.38%, 12/15/2043(f)	3,000	2,693	10.50%, 10/19/2015	650	684
Wells Fargo Commercial Mortgage Trust				$ 92,530
0.58%, 11/15/2020(a),(f)	13,678	515	Oil & Gas Services - 0.33%
	$ 95,196		Exterran Holdings Inc
Office & Business Equipment - 0.23%			7.25%, 12/01/2018(a)	3,850	3,908
CDW LLC / CDW Finance Corp			Frac Tech Services LLC / Frac Tech Finance Inc
8.00%, 12/15/2018(a)	6,000	6,330	7.13%, 11/15/2018(a)	1,815	1,892
			Thermon Industries Inc
Oil & Gas - 3.37%			9.50%, 05/01/2017	3,063	3,323
Afren PLC				$ 9,123
11.50%, 02/01/2016(a)	2,635	2,849	Packaging & Containers - 0.57%
Alliance Oil Co Ltd			Pregis Corp
9.88%, 03/11/2015	500	550	12.38%, 10/15/2013	12,386	12,262
Berry Petroleum Co			Pretium Packaging LLC / Pretium Finance Inc
6.75%, 11/01/2020	1,100	1,127	11.50%, 04/01/2016(a)	3,350	3,417
Continental Resources Inc/OK				$ 15,679
7.38%, 10/01/2020	1,500	1,616	Pharmaceuticals - 0.67%
Ecopetrol SA			BioScrip Inc
7.63%, 07/23/2019	1,100	1,337	10.25%, 10/01/2015	10,185	10,643
Gazprom OAO Via Gaz Capital SA			Elan Finance PLC / Elan Finance Corp
6.51%, 03/07/2022	1,995	2,175	8.88%, 12/01/2013	2,000	2,075
7.29%, 08/16/2037(a)	3,670	4,092	Endo Pharmaceuticals Holdings Inc
9.25%, 04/23/2019(a)	2,205	2,828	7.00%, 07/15/2019(a)	1,500	1,571
KazMunayGas National Co			7.00%, 12/15/2020(a)	1,850	1,929
6.38%, 04/09/2021(a)	2,355	2,514	Giant Funding Corp
7.00%, 05/05/2020(a)	2,110	2,358	8.25%, 02/01/2018(a)	1,965	2,068
11.75%, 01/23/2015	200	248		$ 18,286
Lukoil International Finance BV			Pipelines - 0.71%
6.13%, 11/09/2020	2,000	2,075	Crestwood Midstream Partners LP / Crestwood
7.25%, 11/05/2019(a)	2,295	2,568
			Midstream Finance Corp
Milagro Oil & Gas			7.75%, 04/01/2019(a)	6,225	6,194
10.50%, 05/15/2016(a)	5,765	5,592
			Eagle Rock Energy Partners LP / Eagle Rock
NAK Naftogaz Ukraine			Energy Finance Corp
9.50%, 09/30/2014	4,300	4,725	8.38%, 06/01/2019(a)	6,700	6,851
Novatek Finance Ltd			Energy Transfer Equity LP
6.60%, 02/03/2021(a)	3,250	3,469
			7.50%, 10/15/2020	3,000	3,210

See accompanying notes

55

Schedule of Investments Global Diversified Income Fund July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Pipelines (continued)			Sovereign (continued)
TransCanada PipeLines Ltd			Banco Nacional de Desenvolvimento Economico e
6.35%, 05/15/2067(f)	$ 3,000 $	3,073	Social
	$ 19,328		5.50%, 07/12/2020	$ 980 $	1,043
Publicly Traded Investment Fund - 0.09%			6.50%, 06/10/2019	435	492
Koks OAO Via Koks Finance Ltd			Brazilian Government International Bond
7.75%, 06/23/2016(a)	2,400	2,446	4.88%, 01/22/2021	1,440	1,572
			5.63%, 01/07/2041	1,315	1,405
Real Estate - 0.42%			5.88%, 01/15/2019	5,083	5,927
Kennedy-Wilson Inc			6.00%, 01/17/2017	1,325	1,554
8.75%, 04/01/2019(a)	11,525	11,525	7.88%, 03/07/2015	2,265	2,743
			8.25%, 01/20/2034	1,005	1,420
Regional Authority - 0.20%			10.13%, 05/15/2027	606	964
Provincia de Buenos Aires/Argentina			City of Kyiv Via Kyiv Finance PLC
10.88%, 01/26/2021(a)	4,050	3,847	9.38%, 07/11/2016(a)	1,100	1,094
Provincia de Cordoba			Colombia Government International Bond
12.38%, 08/17/2017	1,515	1,591	6.13%, 01/18/2041	554	618
	$ 5,438		7.38%, 03/18/2019	1,735	2,196
Retail - 2.57%			11.75%, 02/25/2020	101	159
Academy Ltd / Academy Finance Corp			Croatia Government International Bond
9.25%, 08/01/2019(a),(g)	2,500	2,538	6.38%, 03/24/2021(a)	3,180	3,224
AmeriGas Partners LP / AmeriGas Finance Corp			El Salvador Government International Bond
6.25%, 08/20/2019(g)	1,000	1,002	7.63%, 02/01/2041(a)	1,325	1,371
Burlington Coat Factory Warehouse Corp			Hungary Government International Bond
10.00%, 02/15/2019(a)	9,710	9,734	6.38%, 03/29/2021	3,368	3,498
CKE Restaurants Inc			Indonesia Government International Bond
11.38%, 07/15/2018	11,483	12,660	5.88%, 03/13/2020(a)	1,000	1,137
CVS Caremark Corp			6.63%, 02/17/2037(a)	505	588
6.30%, 06/01/2037(f)	11,900	11,602	11.63%, 03/04/2019(a)	850	1,277
Dunkin' Brands Inc			Lithuania Government International Bond
9.63%, 12/01/2018(a)	4,526	4,566	7.38%, 02/11/2020	2,160	2,514
Liz Claiborne Inc			Mexico Government International Bond
10.50%, 04/15/2019(a)	6,550	6,796	5.63%, 01/15/2017	3,126	3,571
Pantry Inc/The			5.95%, 03/19/2019	2,829	3,275
7.75%, 02/15/2014	10,800	10,827	6.05%, 01/11/2040	1,758	1,938
Rite Aid Corp			6.63%, 03/03/2015	970	1,127
9.50%, 06/15/2017	11,650	10,776	Panama Government International Bond
	$ 70,501		5.20%, 01/30/2020	3,365	3,735
Savings & Loans - 0.07%			Peruvian Government International Bond
M&T Capital Trust III			5.63%, 11/18/2050	320	316
9.25%, 02/01/2027	1,800	1,896	7.13%, 03/30/2019	3,510	4,361
			8.75%, 11/21/2033	431	617
Semiconductors - 0.10%			Philippine Government International Bond
Freescale Semiconductor Inc			4.00%, 01/15/2021	4,500	4,516
9.25%, 04/15/2018(a)	2,500	2,725	5.50%, 03/30/2026	2,000	2,140
			6.38%, 01/15/2032	329	379
Shipbuilding - 0.18%			6.38%, 10/23/2034	702	809
Huntington Ingalls Industries Inc			Republic of Indonesia
6.88%, 03/15/2018(a)	2,100	2,163	4.88%, 05/05/2021(a)	4,760	5,010
7.13%, 03/15/2021(a)	2,750	2,839	Russian Foreign Bond - Eurobond
			3.63%, 04/29/2015(a)	1,500	1,545
	$ 5,002		5.00%, 04/29/2020(a)	2,000	2,105
Software - 1.11%			7.50%, 03/31/2030(a)	8,892	10,632
Aspect Software Inc

10.63%, 05/15/2017	9,461	10,123	Senegal Government International Bond
Audatex North America Inc			8.75%, 05/13/2021 (a)	500	524
6.75%, 06/15/2018(a)	3,650	3,751	South Africa Government International Bond
Eagle Parent Inc			5.50%, 03/09/2020	2,015	2,224
8.63%, 05/01/2019(a)	7,075	6,792	6.50%, 06/02/2014	239	269
First Data Corp			6.88%, 05/27/2019	500	602
10.55%, 09/24/2015(e)	9,422	9,799	Sri Lanka Government International Bond
			6.25%, 01/27/2021(a)	4,635	4,747
	$ 30,465		Turkey Government International Bond
Sovereign - 4.12%			5.63%, 03/30/2021	1,725	1,824
Argentina Bonos
7.00%, 10/03/2015(e)	4,865	4,872	6.00%, 01/14/2041	750	733
			6.88%, 03/17/2036	1,870	2,064
Argentine Republic Government International			7.25%, 03/15/2015	1,145	1,308
Bond			Venezuela Government International Bond
8.28%, 12/31/2033	3,412	3,045	5.75%, 02/26/2016	3,610	2,816
			6.00%, 12/09/2020	1,852	1,164
			8.25%, 10/13/2024	4,770	3,244

See accompanying notes

56

Schedule of Investments Global Diversified Income Fund July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's)	Value (000's)
Sovereign (continued)			Transportation (continued)
Venezuela Government International Bond			Marquette Transportation Co / Marquette
(continued)			Transportation Finance Corp
8.50%, 10/08/2014	$ 1,730 $	1,618	10.88%, 01/15/2017	$ 4,685	$ 4,662
9.38%, 01/13/2034	300	214	Quality Distribution LLC / QD Capital Corp
10.75%, 09/19/2013	900	907	9.88%, 11/01/2018	11,500	11,974
	$ 113,047		RZD Capital Ltd
Storage & Warehousing - 0.06%			5.74%, 04/03/2017	845	900
Mobile Mini Inc			United Maritime Group LLC / United Maritime
7.88%, 12/01/2020	1,500	1,564	Group Finance Corp
			11.75%, 06/15/2015	10,895	11,385
Telecommunications - 1.78%					$ 56,009
America Movil SAB de CV			Trucking & Leasing - 0.08%
5.00%, 03/30/2020	425	460	AWAS Aviation Capital Ltd
5.00%, 03/30/2020	2,345	2,538	7.00%, 10/15/2016(a)	2,142	2,185
5.63%, 11/15/2017	1,985	2,285
6.38%, 03/01/2035	745	837	TOTAL BONDS		$ 1,691,478
Avaya Inc				Principal
7.00%, 04/01/2019(a)	3,475	3,362		Amount
9.75%, 11/01/2015	5,100	5,189	CONVERTIBLE BONDS - 0.00%	(000's)	Value (000's)
Bakrie Telecom Pte Ltd			Agriculture - 0.00%
11.50%, 05/07/2015(a)	565	578	Vector Group Ltd
11.50%, 05/07/2015	500	511	3.88%, 06/15/2026(f)	63	73
Buccaneer Merger Sub Inc
9.13%, 01/15/2019(a)	4,260	4,457	TOTAL CONVERTIBLE BONDS		$ 73
Clearwire Communications LLC/Clearwire				Principal
Finance Inc			SENIOR FLOATING RATE INTERESTS -	Amount
12.00%, 12/01/2015(a)	4,600	4,681
12.00%, 12/01/2015(a)	1,600	1,634	2.35%	(000's)	Value (000's)
			Advertising - 0.06%
Cleveland Unlimited Inc			Advantage Sales & Marketing LLC, Term Loan
0.00%, 10/14/2011(a),(b),(c),(f)	250	175	9.25%, 06/18/2018(f)	$ 1,550	$ 1,568
CommScope Inc
8.25%, 01/15/2019(a)	2,400	2,496
			Aerospace & Defense - 0.09%
Digicel Group Ltd			API Technologies Corp, Term Loan
9.13%, 01/15/2015(a),(e)	1,125	1,143	7.75%, 06/16/2016(f)	2,500	2,450
Level 3 Financing Inc
10.00%, 02/01/2018	1,500	1,616	Commercial Services - 0.15%
MTS International Funding Ltd			NCO Group Inc, Term Loan
8.63%, 06/22/2020(a)	4,595	5,256	8.00%, 05/15/2013(f)	2,147	2,139
Telcordia Technologies Inc			Wyle Services Corp, Term Loan
11.00%, 05/01/2018(a)	4,240	5,311	5.75%, 03/26/2017(f)	1,952	1,954
Telemar Norte Leste SA					$ 4,093
5.50%, 10/23/2020(a)	910	905
			Food - 0.09%
Vimpel Communications Via VIP Finance Ireland			US Foodservice, Term Loan
Ltd OJSC			5.75%, 03/31/2017(f)	2,494	2,458
7.75%, 02/02/2021(a)	925	954
8.38%, 04/30/2013(a)	100	107
9.13%, 04/30/2018(a)	2,245	2,537	Healthcare - Services - 0.13%
			Smile Brands Group Inc, Term Loan
9.13%, 04/30/2018	1,685	1,904	7.50%, 12/21/2017(f)	3,483	3,483
	$ 48,936
Textiles - 0.27%			Holding Companies - Diversified - 0.37%
Empire Today LLC / Empire Today Finance Corp			Pittsburgh Holdings Gaming LP, Term Loan
11.38%, 02/01/2017(a)	7,415	7,471	12.00%, 06/30/2015(f)	7,950	8,387
			Travelport Holdings Ltd, PIK Term Loan
Transportation - 2.04%			8.26%, 03/27/2012(e),(f)	2,865	1,834
ACL I Corp					$ 10,221
10.63%, 02/15/2016(a),(e)	9,720	8,942
			Insurance - 0.03%
BLT Finance BV			CNO Financial Group Inc, Term Loan
7.50%, 05/15/2014	1,520	1,072	6.25%, 09/30/2016(f)	823	827
BNSF Funding Trust I
6.61%, 12/15/2055(f)	1,000	1,033
CEVA Group PLC			Lodging - 0.28%

8.38%, 12/01/2017 (a)	2,150	2,174	Caesars Entertainment Operating Co Inc, Term
11.50%, 04/01/2018(a)	550	579	Loan
			9.50%, 10/31/2016(f)	493	513
11.63%, 10/01/2016(a)	6,950	7,576
			MGM Mirage, Term Loan
Florida East Coast Railway Corp			7.00%, 02/21/2014(f)	7,271	7,125
8.13%, 02/01/2017(a)	3,520	3,696
Inversiones Alsacia SA					$ 7,638
8.00%, 08/18/2018(a)	2,100	2,016

See accompanying notes

57

Schedule of Investments Global Diversified Income Fund July 31, 2011 (unaudited)

			(a)	Security exempt from registration under Rule 144A of the Securities Act of
				1933. These securities may be resold in transactions exempt from
	Principal			registration, normally to qualified institutional buyers. Unless otherwise
SENIOR FLOATING RATE INTERESTS	Amount			indicated, these securities are not considered illiquid. At the end of the
(continued)	(000's)	Value (000's)		period, the value of these securities totaled $874,463 or 31.89% of net
Media - 0.08%				assets.
Education Media and Publishing Group, Term			(b)	Non-Income Producing Security
Loan			(c)	Security is Illiquid
5.94%, 06/12/2014(f)	$ 2,469	$ 2,230
			(d)	Market value is determined in accordance with procedures established in
				good faith by the Board of Directors. At the end of the period, the value of
Retail - 0.10%				these securities totaled $24,660 or 0.90% of net assets.
Guitar Center Inc, Term Loan			(e)	Payment in kind; the issuer has the option of paying additional securities
5.50%, 04/09/2017(f)	3,000	2,832
				in lieu of cash.
			(f)	Variable Rate. Rate shown is in effect at July 31, 2011.
Software - 0.59%			(g)	Security purchased on a when-issued basis.
Attachmate Corp, Term Loan			(h)	This Senior Floating Rate Note will settle after July 31, 2011, at which
6.50%, 04/27/2017(f)	2,000	1,996
				time the interest rate will be determined.
Hyland Software Inc, Term Loan			(i)	All or a portion of the loan is unfunded. See Notes to Financial Statements
5.75%, 12/19/2016(f)	1,493	1,489
				for additional information.
Infor Global Solutions, Term Loan
5.94%, 07/28/2015(f)	798	775
Lawson Software Inc, Term Loan
6.75%, 06/29/2018(f)	5,750	5,551	Unrealized Appreciation (Depreciation)
Merrill Corp, Term Loan			The net federal income tax unrealized appreciation (depreciation) and federal tax
7.50%, 12/24/2012(f)	1,541	1,538	cost of investments held as of the period end were as follows:
Sophos Inc, Term Loan B
7.75%, 06/15/2016(f)	2,910	2,910	Unrealized Appreciation	$ 112,264
Sunquest Information, Term Loan			Unrealized Depreciation	(40,456)
6.25%, 12/16/2016(f)	2,000	2,005	Net Unrealized Appreciation (Depreciation)	$ 71,808
		$ 16,264	Cost for federal income tax purposes	$ 2,635,949
Telecommunications - 0.27%			All dollar amounts are shown in thousands (000's)
Level 3 Financing Inc, Bridge Loan
0.00%, 04/21/2012(f),(h),(i)	3,340	3,340
Syniverse Holdings Inc, Term Loan
5.25%, 12/21/2017(f)	1,990	1,991
Telx Group Inc, Term Loan B
6.50%, 06/17/2015(f)	1,980	1,975
		$ 7,306
Trucking & Leasing - 0.11%
AWAS Aviation Capital Ltd, Term Loan
5.25%, 06/10/2016(f)	3,038	3,031

TOTAL SENIOR FLOATING RATE INTERESTS		$ 64,401
	Maturity
	Amount
REPURCHASE AGREEMENTS - 0.82%	(000's)	Value (000's)
Banks - 0.82%
Investment in Joint Trading Account; Credit Suisse $	4,944	$ 4,945
Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
US Treasury Strips; $5,043,148; 4.50% -
9.00%; dated 11/15/18 - 08/15/39)
Investment in Joint Trading Account; Deutsche	9,271	9,270
Bank Repurchase Agreement; 0.18% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $9,455,904; 0.00%
- 5.92%; dated 01/03/12 - 01/15/37)
Investment in Joint Trading Account; Merrill	5,230	5,230
Lynch Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $5,334,453; 0.00%;
dated 10/21/11 - 04/15/42)
Investment in Joint Trading Account; Morgan	3,090	3,090
Stanley Repurchase Agreement; 0.16% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $3,151,968; 0.88%
- 5.30%; dated 05/01/13 - 04/26/19)
		$ 22,535
TOTAL REPURCHASE AGREEMENTS		$ 22,535
Total Investments		$ 2,707,757
Other Assets in Excess of Liabilities, Net - 1.25%		$ 34,270
TOTAL NET ASSETS - 100.00%		$ 2,742,027

See accompanying notes

58

Schedule of Investments
Global Diversified Income Fund
July 31, 2011 (unaudited)

Portfolio Summary (unaudited)
Country	Percent
United States	64.60%
United Kingdom	4.89%
Jersey, Channel Islands	2.27%
France	2.15%
Bermuda	1.90%
Netherlands	1.83%
Luxembourg	1.83%
Australia	1.75%
Ireland	1.57%
Mexico	1.44%
Cayman Islands	1.43%
Canada	1.35%
Japan	1.16%
Brazil	1.10%
Hong Kong	1.05%
Germany	0.96%
Singapore	0.58%
Russian Federation	0.57%
Kazakhstan	0.54%
Venezuela	0.54%
Argentina	0.49%
Spain	0.46%
Peru	0.35%
Indonesia	0.33%
Philippines	0.30%
Turkey	0.28%
India	0.23%
South Africa	0.23%
Sweden	0.21%
Colombia	0.18%
Switzerland	0.18%
Sri Lanka	0.17%
Ukraine	0.17%
Guernsey	0.15%
Panama	0.14%
Italy	0.14%
Taiwan, Province Of China	0.14%
Virgin Islands, British	0.14%
Hungary	0.13%
China	0.12%
Croatia	0.12%
Finland	0.11%
Lithuania	0.09%
Norway	0.07%
Chile	0.07%
El Salvador	0.05%
Thailand	0.05%
Isle of Man	0.04%
Belgium	0.03%
Malaysia	0.03%
Poland	0.02%
Senegal	0.02%
Other Assets in Excess of Liabilities, Net	1.25%
TOTAL NET ASSETS	100.00%

See accompanying notes

59

Schedule of Investments Global Real Estate Securities Fund July 31, 2011 (unaudited)

COMMON STOCKS - 97.84%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Diversified Financial Services - 1.08%			REITS (continued)
ARA Asset Management Ltd (a)	2,329,600 $	2,927	Mori Trust Sogo Reit Inc	161 $	1,648
			Nippon Building Fund Inc	277	2,835
Holding Companies - Diversified - 1.79%			Northern Property Real Estate Investment Trust	56,025	1,802
Wharf Holdings Ltd	663,258	4,872	ProLogis Inc	155,185	5,529
			PS Business Parks Inc	17,147	974
Lodging - 1.12%			Public Storage Inc	60,404	7,226
City Developments Ltd	34,000	298	Ramco-Gershenson Properties Trust	82,114	1,008
Starwood Hotels & Resorts Worldwide Inc	50,075	2,752	RioCan Real Estate Investment Trust	27,550	749
	$ 3,050		Saul Centers Inc	39,700	1,566
Real Estate - 25.69%			Shaftesbury PLC	207,072	1,733
Atrium European Real Estate Ltd	257,243	1,647	Simon Property Group Inc	111,118	13,391
Brookfield Office Properties Inc	146,900	2,790	SL Green Realty Corp	51,046	4,187
CapitaLand Ltd	1,778,868	4,277	Stockland	1,134,566	3,800
Castellum AB	196,525	2,843	Taubman Centers Inc	23,766	1,424
CB Richard Ellis Group Inc (b)	64,738	1,411	Tishman Speyer Office Fund (b)	3,376,534	2,357
China Overseas Grand Oceans Group Ltd	1,019,000	1,476	Unibail-Rodamco SE	35,890	7,990
China Overseas Land & Investment Ltd	456,000	1,021	United Urban Investment Corp	3,387	4,093
China Resources Land Ltd	1,333,000	2,611	Ventas Inc	28,146	1,524
Conwert Immobilien Invest SE	86,484	1,399	Vornado Realty Trust	77,264	7,228
Filinvest Land Inc	59,979,000	1,849	Wereldhave NV	13,847	1,283
FKP Property Group	2,645,130	1,844	Westfield Group	879,657	7,685
Hang Lung Properties Ltd	319,000	1,177	Workspace Group PLC	3,963,050	1,761
Henderson Land Development Co Ltd	142,200	900		$ 184,206
Hongkong Land Holdings Ltd	771,053	5,172	Storage & Warehousing - 0.38%
Jones Lang LaSalle Inc	28,037	2,386	Safestore Holdings PLC	519,970	1,031
KWG Property Holding Ltd	1,955,983	1,364
Mitsubishi Estate Co Ltd	401,877	7,207	TOTAL COMMON STOCKS	$ 265,912
Mitsui Fudosan Co Ltd	349,193	6,672	Total Investments	$ 265,912
New World Development Ltd	1,722,700	2,534	Other Assets in Excess of Liabilities, Net - 2.16%	$ 5,878
Renhe Commercial Holdings Co Ltd	7,752,000	1,531	TOTAL NET ASSETS - 100.00%	$ 271,790
Sponda OYJ	431,426	2,376
Sumitomo Realty & Development Co Ltd	122,947	3,035
Sun Hung Kai Properties Ltd	695,087	10,565	(a)	Security exempt from registration under Rule 144A of the Securities Act of
Tokyo Tatemono Co Ltd	426,000	1,739	1933. These securities may be resold in transactions exempt from
	$ 69,826		registration, normally to qualified institutional buyers. Unless otherwise
REITS - 67.78%			indicated, these securities are not considered illiquid. At the end of the
American Assets Trust Inc	99,101	2,179	period, the value of these securities totaled $2,927 or 1.08% of net assets.
Apartment Investment & Management Co	123,400	3,369	(b) Non-Income Producing Security
Astro Japan Property Group	987,537	2,974
AvalonBay Communities Inc	47,812	6,416
Beni Stabili SpA	1,019,035	907	Unrealized Appreciation (Depreciation)
Boardwalk Real Estate Investment Trust	37,200	1,949	The net federal income tax unrealized appreciation (depreciation) and federal tax
Boston Properties Inc	73,944	7,939	cost of investments held as of the period end were as follows:
BRE Properties Inc	46,998	2,466
British Land Co PLC	56,408	540	Unrealized Appreciation	$ 16,198
Canadian Real Estate Investment Trust	102,075	3,565	Unrealized Depreciation		(6,443)
CapLease Inc	258,245	1,149	Net Unrealized Appreciation (Depreciation)	$ 9,755
Colonial Properties Trust	128,594	2,771	Cost for federal income tax purposes	$ 256,157
Digital Realty Trust Inc	71,365	4,368	All dollar amounts are shown in thousands (000's)
Dundee Real Estate Investment Trust	59,400	2,016
DuPont Fabros Technology Inc	86,841	2,214	Portfolio Summary (unaudited)
Entertainment Properties Trust	59,000	2,743	Country		Percent
Equity One Inc	103,400	2,006
Equity Residential	141,786	8,765	United States		43.17%
Essex Property Trust Inc	24,000	3,369	Hong Kong		11.65%
Eurocommercial Properties NV	44,652	2,136	Japan		10.63%
Frasers Commercial Trust	3,336,600	2,407	Australia		7.72%
Gecina SA	21,479	2,981	United Kingdom		6.26%
Glimcher Realty Trust	301,869	2,973	France		5.09%
Great Portland Estates PLC	437,709	2,981	Singapore		3.75%
Hammerson PLC	379,013	2,890	Canada		3.70%
HCP Inc	63,734	2,341	Netherlands		1.26%
Hersha Hospitality Trust	246,177	1,290	Sweden		1.05%
Host Hotels & Resorts Inc	307,252	4,870	Finland		0.87%
ICADE	24,752	2,850	Philippines		0.68%
Japan Retail Fund Investment Corp	1,042	1,625	Jersey, Channel Islands		0.61%
Land Securities Group PLC	433,763	6,061	China		0.56%
LaSalle Hotel Properties	83,226	2,081	Austria		0.51%
LTC Properties Inc	24,000	652	Italy		0.33%
Mapletree Industrial Trust	267,000	271	Other Assets in Excess of Liabilities, Net		2.16%
Mirvac Group	1,822,516	2,299	TOTAL NET ASSETS		100.00%

See accompanying notes

60

Schedule of Investments
Global Real Estate Securities Fund
July 31, 2011 (unaudited)

Foreign Currency Contracts

Foreign Currency Purchase			Contracts to	In exchange		Net Unrealized
Contracts	Counterparty	Delivery Date Accept For			Value	Appreciation/(Depreciation)
Australian Dollar	State Street Financial	8/16/2011	8,780,568 $	9,274	$ 9,626	$ 352
British Pound	State Street Financial	8/16/2011	79,110	127	130	3
Canadian Dollar	State Street Financial	8/16/2011	19,069	20	20	—
Euro	State Street Financial	8/16/2011	623,463	871	895	24
Hong Kong Dollar	State Street Financial	8/16/2011	53,534,913	6,870	6,870	—
Israeli Shekel	State Street Financial	8/16/2011	54,681	16	16	—
Japanese Yen	State Street Financial	8/16/2011	76,245,704	969	991	22
New Zealand Dollar	State Street Financial	8/16/2011	314,963	256	276	20
Norwegian Krone	State Street Financial	8/16/2011	1,616,256	288	300	12
Singapore Dollar	State Street Financial	8/16/2011	3,266,243	2,666	2,713	47
Swedish Krona	State Street Financial	8/16/2011	1,821,531	276	289	13
Swiss Franc	State Street Financial	8/16/2011	2,783,240	3,350	3,538	188

Foreign Currency Sale			Contracts to	In exchange		Net Unrealized
Contracts	Counterparty	Delivery Date to Deliver For			Value	Appreciation/(Depreciation)
Australian Dollar	State Street Financial	8/16/2011	10,204,961 $	10,796	$ 11,188	$ (392)
British Pound	State Street Financial	8/16/2011	620,502	987	1,018	(31)
Canadian Dollar	State Street Financial	8/16/2011	45,280	46	47	(1)
Euro	State Street Financial	8/16/2011	2,990,986	4,188	4,296	(108)
Hong Kong Dollar	State Street Financial	8/16/2011	13,771,856	1,769	1,767	2
Japanese Yen	State Street Financial	8/16/2011	322,400,844	4,053	4,189	(136)
New Zealand Dollar	State Street Financial	8/16/2011	184	—	—	—
Philippine Peso	State Street Financial	8/16/2011	75,573,539	1,748	1,792	(44)
Singapore Dollar	State Street Financial	8/16/2011	740,625	608	615	(7)

All dollar amounts are shown in thousands (000's)

See accompanying notes

61

Schedule of Investments Government & High Quality Bond Fund July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 32.07%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Automobile Asset Backed Securities - 0.71%			Mortgage Backed Securities (continued)
AmeriCredit Automobile Receivables Trust			Freddie Mac
2.19%, 2/8/2016	$ 3,000	$ 3,049	1.09%, 2/15/2021(b)	$ 24	$ 24
CPS Auto Trust			3.00%, 2/15/2040	4,795	4,937
2.82%, 11/17/2014(a)	7,067	7,075	3.50%, 5/15/2032	10,550	11,128
DT Auto Owner Trust			3.50%, 6/15/2040	8,285	8,700
3.05%, 2/16/2016(a)	2,000	2,005	4.00%, 6/15/2028(b)	25,671	4,216
		$ 12,129	4.00%, 2/15/2035(b)	29,736	3,891
Automobile Floor Plan Asset Backed Securities - 0.06%			4.00%, 6/15/2040(b)	10,630	11,209
CNH Wholesale Master Note Trust			4.50%, 3/15/2038	14,576	15,667
1.84%, 12/15/2015(a),(b)	1,000	1,000	4.50%, 5/15/2040	5,000	5,193
			4.50%, 12/15/2040	7,047	7,642
Finance - Mortgage Loan/Banker - 1.03%			4.75%, 12/15/2040	11,500	12,631
Fannie Mae			5.50%, 1/15/2033	4,211	4,619
5.00%, 5/11/2017	3,000	3,494	5.50%, 4/15/2033(b)	13,454	14,645
6.21%, 8/6/2038	1,250	1,568	6.50%, 8/15/2027	212	249
6.63%, 11/15/2030	9,500	12,368	Ginnie Mae
		$ 17,430	3.00%, 9/16/2039	10,499	10,854
Home Equity Asset Backed Securities - 0.14%			4.00%, 2/20/2034	7,614	7,995
Asset Backed Securities Corp Home Equity			4.00%, 4/20/2038(b)	23,342	4,430
0.29%, 7/25/2036(b)	436	426	4.00%, 11/16/2038	5,580	5,855
Morgan Stanley Home Equity Loan Trust			4.00%, 3/20/2039(b)	32,696	5,683
0.36%, 2/25/2036(b)	2,072	1,941	4.50%, 4/20/2036(b)	18,200	5,207
		$ 2,367	4.50%, 1/20/2038(b)	12,263	2,085
Mortgage Backed Securities - 30.13%			4.50%, 4/16/2040	10,000	10,400
Banc of America Merrill Lynch Commercial			Greenwich Capital Commercial Funding Corp
Mortgage Inc			4.57%, 1/10/2012	5,036	5,095
4.59%, 7/10/2043	5,244	5,423	JP Morgan Chase Commercial Mortgage Securities
BCAP LLC Trust			Corp
5.19%, 2/26/2019(a),(b),(c)	4,000	3,620	5.32%, 1/12/2043(b)	12,000	11,686
5.77%, 1/26/2012(a),(b)	8,085	8,302	5.46%, 12/12/2043	8,611	8,290
Chase Mortgage Finance Corp			LF Rothschild Mortgage Trust
6.00%, 5/25/2035	15,708	15,410	9.95%, 9/1/2017	19	21
Citigroup Mortgage Loan Trust Inc			Merrill Lynch Mortgage Investors Inc
4.00%, 1/25/2036(a)	7,130	7,200	5.25%, 8/25/2036(b)	7,691	7,653
4.00%, 11/25/2036(a)	14,219	14,451	Morgan Stanley Capital I
4.00%, 3/25/2037(a)	8,383	8,524	4.79%, 9/13/2045(b)	2,500	2,551
4.00%, 4/25/2037(a)	11,896	12,143	Morgan Stanley Reremic Trust
4.25%, 1/25/2036(a)	8,217	8,254	5.50%, 10/26/2035(a)	6,329	6,499
4.50%, 12/25/2036(a)	6,046	6,216	5.74%, 3/26/2036(a),(b)	6,936	6,997
6.00%, 11/25/2036(a),(b)	5,022	5,260	Wachovia Bank Commercial Mortgage Trust
6.13%, 7/25/2036(a)	7,500	7,517	4.70%, 5/15/2044	8,000	8,591
6.95%, 10/25/2036(a)	1,910	1,924	5.12%, 7/15/2042	13,920	15,173
			5.32%, 12/15/2044(b)	13,935	14,045
Commercial Mortgage Pass Through Certificates
5.78%, 6/10/2046(b)	8,000	8,116	Wells Fargo Mortgage Backed Securities Trust
Credit Suisse First Boston Mortgage Securities			5.50%, 11/25/2035	4,063	4,069
			6.00%, 12/28/2037(b)	13,344	13,909
Corp
5.75%, 4/25/2033	2,808	2,909			$ 510,638
6.00%, 12/25/2033	4,951	5,241	TOTAL BONDS		$ 543,564
Credit Suisse Mortgage Capital Certificates				Principal
4.00%, 3/26/2037(a)	9,610	9,756	U.S. GOVERNMENT & GOVERNMENT	Amount
6.00%, 8/27/2037(a)	7,998	8,375	AGENCY OBLIGATIONS - 70.05%	(000's)	Value (000's)
Fannie Mae			Federal Home Loan Mortgage Corporation (FHLMC) - 23.06%
0.82%, 4/25/2027(b)	40	40	2.17%, 3/1/2036(b),(d)	$ 254	$ 256
3.50%, 12/25/2025	10,077	10,465	2.98%, 10/1/2032(b),(d)	4	4
4.00%, 5/25/2028(b)	29,684	4,428	3.50%, 8/1/2026(d),(e)	13,500	13,875
4.00%, 8/25/2037	10,414	10,987	4.00%, 6/1/2024(d)	7,302	7,669
4.50%, 6/25/2037(b)	9,257	9,852	4.00%, 3/1/2025(d)	4,058	4,256
4.50%, 5/25/2040	10,578	10,800	4.00%, 8/1/2039(d)	9,345	9,533
4.50%, 8/25/2040	14,000	14,676	4.00%, 9/1/2040(d)	8,044	8,185
5.00%, 8/25/2037(b)	4,835	5,290	4.50%, 4/1/2018(d)	2,424	2,597
5.00%, 12/25/2039	4,536	4,900	4.50%, 7/1/2019(d)	6,705	7,182
5.50%, 3/25/2026(b)	7,033	7,704	4.50%, 8/1/2033(d)	2,578	2,714
5.50%, 12/25/2035(b)	21,990	24,395	4.50%, 8/1/2033(d)	2,111	2,222
6.50%, 2/25/2047	1,788	2,021	4.50%, 9/1/2039(d)	16,459	17,200
7.00%, 4/25/2032	3,874	4,517	4.50%, 11/1/2039(d)	11,738	12,266
9.00%, 5/25/2020	41	49	4.50%, 12/1/2039(d)	16,890	17,649
Fannie Mae Interest Strip			4.50%, 8/1/2040(d)	13,908	14,530
7.00%, 4/1/2024(b)	179	34	4.50%, 2/1/2041(d)	15,745	16,435
			4.50%, 8/1/2041(d),(e)	13,900	14,491

See accompanying notes

62

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.00%, 1/1/2019(d)	$ 634	$ 686	6.50%, 8/1/2022(d)	$ 182	$ 203
5.00%, 10/1/2025(d)	520	561	6.50%, 5/1/2023(d)	126	139
5.00%, 12/1/2032(d)	520	559	6.50%, 7/1/2023(d)	5	6
5.00%, 2/1/2033(d)	3,813	4,094	6.50%, 1/1/2024(d)	27	31
5.00%, 6/1/2033(d)	3,472	3,728	6.50%, 7/1/2025(d)	3	3
5.00%, 8/1/2033(d)	6,218	6,670	6.50%, 7/1/2025(d)	3	3
5.00%, 8/1/2033(d)	5,916	6,351	6.50%, 9/1/2025(d)	3	3
5.00%, 1/1/2034(d)	3,518	3,774	6.50%, 9/1/2025(d)	1	1
5.00%, 5/1/2034(d)	757	812	6.50%, 10/1/2025(d)	12	13
5.00%, 12/1/2034(d)	228	244	6.50%, 10/1/2025(d)	8	9
5.00%, 5/1/2035(d)	727	779	6.50%, 4/1/2027(d)	5	6
5.00%, 7/1/2035(d)	372	399	6.50%, 2/1/2028(d)	1	1
5.00%, 7/1/2035(d)	30	32	6.50%, 3/1/2029(d)	192	219
5.00%, 7/1/2035(d)	10,413	11,163	6.50%, 3/1/2029(d)	24	28
5.00%, 10/1/2035(d)	67	72	6.50%, 4/1/2029(d)	2,294	2,634
5.00%, 11/1/2035(d)	2,958	3,176	6.50%, 4/1/2031(d)	703	807
5.00%, 10/1/2038(d)	11,477	12,137	6.50%, 6/1/2031(d)	2	2
5.00%, 6/1/2039(d)	13,327	14,264	6.50%, 10/1/2031(d)	277	316
5.00%, 9/1/2039(d)	16,370	17,572	6.50%, 1/1/2032(d)	2,407	2,751
5.00%, 1/1/2040(d)	16,532	17,654	6.50%, 2/1/2032(d)	48	55
5.50%, 4/1/2018(d)	272	293	6.50%, 2/1/2032(d)	6	6
5.50%, 11/1/2018(d)	3,317	3,594	6.50%, 4/1/2032(d)	40	46
5.50%, 1/1/2029(d)	12	13	6.50%, 8/1/2032(d)	118	134
5.50%, 3/1/2029(d)	10	11	6.50%, 8/1/2032(d)	53	61
5.50%, 5/1/2033(d)	125	137	6.50%, 4/1/2035(d)	36	41
5.50%, 8/1/2033(d)	3,723	4,062	6.50%, 2/1/2037(d)	147	166
5.50%, 10/1/2033(d)	84	92	6.50%, 9/1/2038(d)	10,097	11,349
5.50%, 12/1/2033(d)	2,357	2,575	7.00%, 7/1/2024(d)	13	15
5.50%, 12/1/2033(d)	5,951	6,500	7.00%, 1/1/2028(d)	1,121	1,304
5.50%, 9/1/2035(d)	10,158	11,083	7.00%, 6/1/2029(d)	453	526
5.50%, 10/1/2035(d)	12,124	13,233	7.00%, 1/1/2031(d)	5	6
5.50%, 7/1/2037(d)	290	315	7.00%, 3/1/2031(d)	74	86
5.50%, 12/1/2037(d)	10,488	11,443	7.00%, 4/1/2031(d)	266	309
5.50%, 4/1/2038(d)	225	246	7.00%, 6/1/2031(d)	74	87
5.50%, 5/1/2038(d)	602	656	7.00%, 10/1/2031(d)	218	253
5.50%, 5/1/2038(d)	4,554	4,938	7.00%, 4/1/2032(d)	665	774
6.00%, 4/1/2017(d)	482	526	7.00%, 1/1/2037(d)	1,258	1,452
6.00%, 4/1/2017(d)	599	644	7.50%, 3/1/2013(d)	83	83
6.00%, 5/1/2017(d)	637	686	7.50%, 12/1/2030(d)	9	10
6.00%, 7/1/2017(d)	37	41	7.50%, 2/1/2031(d)	7	8
6.00%, 1/1/2021(d)	195	214	7.50%, 2/1/2031(d)	116	135
6.00%, 6/1/2028(d)	42	46	8.00%, 8/1/2030(d)	2	2
6.00%, 5/1/2031(d)	377	419	8.00%, 11/1/2030(d)	2	3
6.00%, 10/1/2031(d)	17	19	8.00%, 12/1/2030(d)	42	50
6.00%, 2/1/2032(d)	51	56	8.50%, 4/1/2019(d)	10	11
6.00%, 9/1/2032(d)	797	887	8.50%, 7/1/2029(d)	204	246
6.00%, 11/1/2033(d)	2,869	3,195	9.00%, 9/1/2016(d)	2	2
6.00%, 11/1/2033(d)	2,605	2,902	9.00%, 5/1/2017(d)	1	1
6.00%, 5/1/2034(d)	4,906	5,393	9.00%, 5/1/2021(d)	2	3
6.00%, 5/1/2034(d)	5,905	6,550	9.00%, 9/1/2021(d)	2	2
6.00%, 9/1/2034(d)	457	506	9.00%, 1/1/2022(d)	3	3
6.00%, 1/1/2035(d)	7,001	7,705	9.00%, 8/1/2022(d)	1	1
6.00%, 2/1/2035(d)	349	387			$ 390,739
6.00%, 2/1/2035(d)	4,695	5,208	Federal National Mortgage Association (FNMA) - 35.34%
6.00%, 10/1/2036(b),(d)	397	440	2.59%, 3/1/2028(b),(d)	19	19
6.00%, 3/1/2037(d)	835	925	2.76%, 11/1/2033(b),(d)	13	13
6.00%, 4/1/2037(d)	2,362	2,631	3.00%, 8/1/2025(d),(e)	10,000	10,078
6.00%, 5/1/2037(d)	726	813	4.00%, 5/1/2025(d)	11,755	12,340
6.00%, 1/1/2038(d)	1,893	2,108	4.00%, 8/1/2025(d)	9,085	9,537
6.00%, 1/1/2038(b),(d)	270	299	4.00%, 2/1/2026(d)	12,386	13,042
6.00%, 3/1/2038(d)	348	384	4.00%, 8/1/2039(d)	14,640	14,917
6.00%, 4/1/2038(d)	795	881	4.00%, 8/1/2040(d)	15,142	15,400
6.00%, 7/1/2038(d)	2,340	2,582	4.00%, 9/1/2040(d)	9,505	9,667
6.00%, 10/1/2038(d)	1,333	1,474	4.00%, 9/1/2040(d)	14,887	15,140
6.50%, 11/1/2016(d)	258	283	4.00%, 9/1/2040(d)	10,341	10,527
6.50%, 6/1/2017(d)	96	105	4.00%, 10/1/2040(d)	9,703	9,869
6.50%, 12/1/2021(d)	1,055	1,178	4.00%, 11/1/2040(d)	11,149	11,339
6.50%, 4/1/2022(d)	1,012	1,130	4.00%, 1/1/2041(d)	12,899	13,119
6.50%, 5/1/2022(d)	659	735	4.00%, 4/1/2041(d)	10,768	10,952

See accompanying notes

63

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Federal National Mortgage Association (FNMA) (continued)
4.50%, 12/1/2019(d)	$ 279	$ 299	6.00%, 8/1/2018(d)	$ 675	$ 732
4.50%, 1/1/2020(d)	982	1,053	6.00%, 12/1/2022(d)	87	96
4.50%, 11/1/2024(d)	10,000	10,652	6.00%, 3/1/2029(d)	237	263
4.50%, 9/1/2025(d)	10,267	10,971	6.00%, 8/1/2031(d)	1,195	1,330
4.50%, 7/1/2039(d)	13,430	14,076	6.00%, 12/1/2031(d)	13	15
4.50%, 7/1/2039(d)	6,273	6,575	6.00%, 12/1/2031(d)	25	28
4.50%, 10/1/2039(d)	9,025	9,438	6.00%, 1/1/2032(d)	945	1,049
4.50%, 5/1/2040(d)	20,812	21,758	6.00%, 11/1/2032(d)	57	64
4.50%, 8/1/2040(d)	13,516	14,131	6.00%, 4/1/2033(d)	523	582
4.50%, 9/1/2040(d)	13,707	14,330	6.00%, 2/1/2034(d)	538	599
5.00%, 1/1/2018(d)	229	247	6.00%, 3/1/2034(d)	1,693	1,876
5.00%, 6/1/2018(d)	6,161	6,611	6.00%, 9/1/2034(d)	4,931	5,423
5.00%, 11/1/2018(d)	990	1,071	6.00%, 4/1/2037(d)	9,687	10,732
5.00%, 4/1/2019(d)	242	262	6.00%, 7/1/2037(d)	4,364	4,813
5.00%, 1/1/2026(d)	677	732	6.00%, 9/1/2037(d)	11,091	12,260
5.00%, 6/1/2034(d)	7,012	7,524	6.00%, 11/1/2037(d)	1,248	1,384
5.00%, 4/1/2035(d)	665	715	6.00%, 2/1/2038(d)	705	781
5.00%, 5/1/2035(d)	711	762	6.00%, 2/1/2038(b),(d)	864	958
5.00%, 7/1/2035(d)	1,930	2,070	6.00%, 3/1/2038(d)	296	328
5.00%, 7/1/2035(d)	255	274	6.00%, 4/1/2038(d)	857	944
5.00%, 8/1/2035(d)	334	358	6.00%, 5/1/2038(d)	12,811	14,210
5.00%, 6/1/2037(d)	4,499	4,817	6.00%, 5/1/2038(d)	13,502	14,891
5.00%, 4/1/2039(d)	14,438	15,473	6.00%, 8/1/2038(d)	5,039	5,589
5.00%, 12/1/2039(d)	6,637	7,103	6.00%, 11/1/2038(d)	11,665	12,865
5.00%, 1/1/2040(d)	10,447	11,180	6.50%, 6/1/2016(d)	12	13
5.00%, 4/1/2040(d)	3,048	3,273	6.50%, 9/1/2024(d)	875	976
5.00%, 4/1/2040(d)	12,972	13,866	6.50%, 8/1/2028(d)	167	191
5.00%, 5/1/2040(d)	14,656	15,666	6.50%, 11/1/2028(d)	123	140
5.00%, 6/1/2040(d)	5,229	5,590	6.50%, 12/1/2028(d)	100	114
5.03%, 12/1/2033(b),(d)	367	394	6.50%, 1/1/2029(d)	46	53
5.50%, 9/1/2017(d)	193	209	6.50%, 2/1/2029(d)	63	72
5.50%, 9/1/2017(d)	20	22	6.50%, 3/1/2029(d)	160	182
5.50%, 12/1/2017(d)	1,611	1,749	6.50%, 4/1/2029(d)	225	257
5.50%, 3/1/2018(d)	198	215	6.50%, 6/1/2031(d)	457	504
5.50%, 6/1/2019(d)	40	44	6.50%, 6/1/2031(d)	156	177
5.50%, 6/1/2019(d)	67	73	6.50%, 6/1/2031(d)	82	93
5.50%, 7/1/2019(d)	164	178	6.50%, 9/1/2031(d)	17	20
5.50%, 7/1/2019(d)	41	44	6.50%, 12/1/2031(d)	6	7
5.50%, 7/1/2019(d)	16	18	6.50%, 1/1/2032(d)	282	320
5.50%, 7/1/2019(d)	100	108	6.50%, 3/1/2032(d)	843	956
5.50%, 7/1/2019(d)	100	109	6.50%, 3/1/2032(d)	279	317
5.50%, 8/1/2019(d)	244	266	6.50%, 4/1/2032(d)	807	914
5.50%, 8/1/2019(d)	39	42	6.50%, 4/1/2032(d)	48	55
5.50%, 9/1/2019(d)	205	223	6.50%, 8/1/2032(d)	467	530
5.50%, 6/1/2026(d)	567	617	6.50%, 11/1/2032(d)	172	196
5.50%, 2/1/2033(d)	3,222	3,522	6.50%, 11/1/2032(d)	324	371
5.50%, 5/1/2033(d)	365	399	6.50%, 11/1/2032(d)	725	830
5.50%, 5/1/2033(d)	2,404	2,621	6.50%, 12/1/2032(d)	921	1,044
5.50%, 5/1/2033(d)	4,955	5,404	6.50%, 2/1/2033(d)	694	785
5.50%, 7/1/2033(d)	2,808	3,082	6.50%, 7/1/2034(d)	1,097	1,243
5.50%, 9/1/2033(d)	1,700	1,866	6.50%, 7/1/2034(d)	1,884	2,130
5.50%, 2/1/2034(d)	11,073	12,020	6.50%, 2/1/2036(d)	6,429	7,137
5.50%, 4/1/2034(d)	2,469	2,696	6.50%, 4/1/2036(d)	59	66
5.50%, 9/1/2034(d)	2,209	2,412	6.50%, 8/1/2036(d)	821	923
5.50%, 1/1/2035(d)	7,356	8,032	6.50%, 8/1/2036(d)	362	407
5.50%, 2/1/2035(d)	8,268	9,030	6.50%, 10/1/2036(d)	239	268
5.50%, 9/1/2035(d)	1,119	1,222	6.50%, 11/1/2036(d)	252	283
5.50%, 2/1/2037(d)	66	72	6.50%, 7/1/2037(d)	161	181
5.50%, 6/1/2037(d)	1,137	1,242	6.50%, 7/1/2037(d)	107	120
5.50%, 3/1/2038(d)	1,334	1,461	6.50%, 8/1/2037(d)	3,721	4,166
5.50%, 3/1/2038(d)	2,603	2,843	6.50%, 8/1/2037(d)	391	436
5.50%, 5/1/2038(d)	1,334	1,457	6.50%, 10/1/2037(d)	14,003	15,689
5.50%, 7/1/2038(d)	6,748	7,370	6.50%, 1/1/2038(d)	63	70
5.50%, 9/1/2038(d)	1,312	1,433	6.50%, 2/1/2038(d)	105	118
5.50%, 6/1/2040(d)	7,484	8,154	6.50%, 3/1/2038(d)	72	81
6.00%, 12/1/2016(d)	567	616	6.50%, 5/1/2038(d)	53	59
6.00%, 1/1/2017(d)	28	30	6.50%, 2/1/2039(d)	6,543	7,321
6.00%, 4/1/2017(d)	64	69	6.50%, 8/1/2040(d),(e)	13,300	14,767
6.00%, 8/1/2017(d)	1,318	1,434	7.00%, 5/1/2022(d)	51	60

See accompanying notes

64

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2011 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
7.00%, 8/1/2028(d)	$ 190	$ 222	6.50%, 9/15/2023	$ 44	$ 49
7.00%, 12/1/2028(d)	165	192	6.50%, 9/15/2023	25	29
7.00%, 4/1/2029(d)	77	89	6.50%, 10/15/2023	45	51
7.00%, 7/1/2029(d)	175	203	6.50%, 11/15/2023	10	11
7.00%, 11/1/2031(d)	792	918	6.50%, 12/15/2023	69	78
7.00%, 7/1/2032(d)	355	411	6.50%, 12/15/2023	89	101
7.50%, 12/1/2024(d)	242	284	6.50%, 12/15/2023	21	24
7.50%, 7/1/2029(d)	93	109	6.50%, 12/15/2023	45	51
7.50%, 2/1/2030(d)	111	130	6.50%, 1/15/2024	21	23
7.50%, 1/1/2031(d)	6	7	6.50%, 1/15/2024	51	58
7.50%, 5/1/2031(d)	7	8	6.50%, 1/15/2024	35	40
7.50%, 8/1/2032(d)	60	70	6.50%, 1/15/2024	68	77
8.00%, 5/1/2022(d)	14	15	6.50%, 1/15/2024	23	26
8.00%, 9/1/2024(d)	1	1	6.50%, 1/15/2024	43	49
8.00%, 1/1/2025(d)	2	2	6.50%, 1/15/2024	15	18
8.00%, 1/1/2025(d)	1	1	6.50%, 1/15/2024	12	13
8.50%, 2/1/2023(d)	4	5	6.50%, 3/15/2024	104	117
8.50%, 9/1/2025(d)	3	4	6.50%, 3/15/2024	5	6
9.00%, 9/1/2030(d)	48	57	6.50%, 4/15/2024	41	47
		$ 598,816	6.50%, 4/20/2024	29	32
Government National Mortgage Association (GNMA) - 7.32%			6.50%, 7/15/2024	121	138
4.00%, 8/1/2041(e)	12,000	12,405	6.50%, 1/15/2026	25	28
4.50%, 9/20/2039	14,619	15,586	6.50%, 3/15/2026	36	42
4.50%, 10/15/2039	9,895	10,588	6.50%, 7/20/2026	13	15
4.50%, 3/20/2040	16,210	17,273	6.50%, 2/15/2028	11	13
4.50%, 8/1/2040(e)	11,000	11,722	6.50%, 10/20/2028	25	29
4.50%, 6/15/2041	5,992	6,397	6.50%, 3/20/2031	216	246
5.00%, 2/15/2034	656	719	6.50%, 4/20/2031	171	195
5.00%, 10/15/2039	9,071	9,941	6.50%, 7/15/2031	5	6
5.50%, 12/15/2013	3	4	6.50%, 10/15/2031	37	42
5.50%, 1/15/2014	6	6	6.50%, 7/15/2032	421	483
5.50%, 1/15/2014	43	46	6.50%, 7/15/2032	34	39
5.50%, 2/15/2014	18	20	6.50%, 4/20/2034	1,257	1,435
5.50%, 3/15/2014	42	45	6.50%, 5/20/2034	975	1,114
5.50%, 7/20/2033	5,111	5,701	6.80%, 4/20/2025	64	74
5.50%, 2/20/2034	5,544	6,180	7.00%, 11/15/2022	9	11
5.50%, 3/20/2034	5,136	5,725	7.00%, 11/15/2022	54	63
5.50%, 5/20/2035	673	749	7.00%, 12/15/2022	90	104
5.50%, 1/15/2039	658	733	7.00%, 12/15/2022	12	14
5.50%, 1/15/2039	1,839	2,043	7.00%, 1/15/2023	11	13
6.00%, 10/15/2023	276	310	7.00%, 1/15/2023	15	17
6.00%, 11/15/2023	85	96	7.00%, 1/15/2023	33	38
6.00%, 11/15/2023	107	121	7.00%, 2/15/2023	117	136
6.00%, 12/15/2023	3	3	7.00%, 3/15/2023	20	23
6.00%, 12/15/2023	61	68	7.00%, 7/15/2023	26	30
6.00%, 12/15/2023	66	75	7.00%, 7/15/2023	19	22
6.00%, 1/15/2024	40	45	7.00%, 7/15/2023	63	73
6.00%, 1/20/2024	20	22	7.00%, 8/15/2023	24	28
6.00%, 2/15/2024	47	53	7.00%, 10/15/2023	34	40
6.00%, 2/15/2024	80	90	7.00%, 12/15/2023	29	34
6.00%, 2/15/2024	56	63	7.00%, 12/15/2023	47	54
6.00%, 3/15/2024	25	28	7.00%, 1/15/2026	38	44
6.00%, 4/20/2024	60	67	7.00%, 5/15/2026	8	10
6.00%, 5/20/2024	41	45	7.00%, 1/15/2027	64	74
6.00%, 5/20/2024	29	32	7.00%, 3/15/2027	37	43
6.00%, 10/20/2024	50	56	7.00%, 10/15/2027	16	18
6.00%, 9/20/2025	29	33	7.00%, 10/15/2027	3	3
6.00%, 11/20/2025	13	15	7.00%, 10/15/2027	3	3
6.00%, 4/20/2026	185	207	7.00%, 11/15/2027	5	6
6.00%, 10/20/2028	27	30	7.00%, 11/15/2027	57	67
6.00%, 2/20/2029	271	305	7.00%, 12/15/2027	4	4
6.00%, 5/20/2032(b)	965	1,082	7.00%, 12/15/2027	50	58
6.00%, 8/15/2032	198	223	7.00%, 2/15/2028	1	1
6.00%, 9/15/2032	342	385	7.00%, 2/15/2028	1	2
6.00%, 2/15/2033	51	57	7.00%, 4/15/2028	3	3
6.00%, 7/20/2033	3,387	3,807	7.00%, 4/15/2028	75	87
6.00%, 8/15/2038	1,166	1,314	7.00%, 5/15/2028	1	1
6.50%, 9/15/2023	34	38	7.00%, 6/15/2028	177	206
6.50%, 9/15/2023	34	39	7.00%, 12/15/2028	144	168

See accompanying notes

65

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2011 (unaudited)

	Principal		Principal
U.S. GOVERNMENT & GOVERNMENT	Amount	U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's) Value (000's)	AGENCY OBLIGATIONS (continued)	(000's) Value (000's)
Government National Mortgage Association (GNMA) (continued)		Government National Mortgage Association (GNMA) (continued)

7.00%, 1/15/2029	$ 102	$ 119	9.50%, 10/15/2017	$ 10	$ 11
7.00%, 3/15/2029	94	109	9.50%, 11/15/2017	19	22
7.00%, 4/15/2029	220	257	9.50%, 9/20/2018	60	71
7.00%, 4/15/2029	98	115	9.50%, 9/15/2020	11	13
7.00%, 5/15/2031	22	25	9.50%, 12/20/2020	24	29
7.00%, 6/20/2031	138	161	9.50%, 1/20/2021	3	4
7.00%, 7/15/2031	1	1	9.50%, 2/20/2021	2	2
7.00%, 7/15/2031	5	6	9.50%, 3/20/2021	2	3
7.00%, 9/15/2031	7	8	9.50%, 8/15/2021	151	180
7.25%, 9/15/2025	44	51			$ 124,117
7.50%, 4/15/2017	21	23	U.S. Treasury - 3.79%
7.50%, 4/15/2017	4	5	1.88%, 2/28/2014	16,478	17,076
7.50%, 4/15/2017	41	46	2.13%, 11/30/2014	10,000	10,476
7.50%, 5/15/2017	3	3	4.13%, 5/15/2015	8,750	9,831
7.50%, 7/15/2018	17	19	6.25%, 8/15/2023	10,200	13,348
7.50%, 12/15/2021	34	39	7.50%, 11/15/2024	9,300	13,521
7.50%, 12/15/2021	12	12			$ 64,252
7.50%, 2/15/2022	18	21	U.S. Treasury Strip - 0.54%
7.50%, 3/15/2022	4	5	0.00%, 11/15/2015(f),(g)	4,000	3,816
7.50%, 3/15/2022	29	34	0.00%, 5/15/2020(f),(g)	6,800	5,335
7.50%, 3/15/2022	6	7			$ 9,151
7.50%, 4/15/2022	11	12	TOTAL U.S. GOVERNMENT &
7.50%, 4/15/2022	34	40	GOVERNMENT AGENCY OBLIGATIONS		$ 1,187,075
7.50%, 4/15/2022	15	15		Maturity
7.50%, 4/15/2022	15	17		Amount
7.50%, 5/15/2022	15	18	REPURCHASE AGREEMENTS - 3.03%	(000's)	Value (000's)
7.50%, 7/15/2022	49	58	Banks - 3.03%
7.50%, 8/15/2022	14	16	Investment in Joint Trading Account; Credit Suisse $	11,258	$ 11,258
7.50%, 8/15/2022	60	70	Repurchase Agreement; 0.14% dated
7.50%, 8/15/2022	21	25	07/29/11 maturing 08/01/11 (collateralized by
7.50%, 8/15/2022	3	3	US Treasury Strips; $11,483,072; 4.50% -
7.50%, 8/15/2022	14	17	9.00%; dated 11/15/18 - 08/15/39)
7.50%, 2/15/2023	18	22	Investment in Joint Trading Account; Deutsche	21,110	21,109
7.50%, 2/15/2023	5	6	Bank Repurchase Agreement; 0.18% dated
7.50%, 5/15/2023	19	22	07/29/11 maturing 08/01/11 (collateralized by
7.50%, 5/15/2023	6	6	Sovereign Agency Issues; $21,530,760;
7.50%, 5/15/2023	72	84	0.00% - 5.92%; dated 01/03/12 - 01/15/37)
7.50%, 6/15/2023	20	24	Investment in Joint Trading Account; Merrill	11,909	11,908
7.50%, 10/15/2023	7	8	Lynch Repurchase Agreement; 0.14% dated
7.50%, 11/15/2023	31	37	07/29/11 maturing 08/01/11 (collateralized by
7.50%, 3/15/2024	47	55	Sovereign Agency Issues; $12,146,363;
7.50%, 8/15/2024	3	4	0.00%; dated 10/21/11 - 04/15/42)
7.50%, 4/15/2027	5	6	Investment in Joint Trading Account; Morgan	7,036	7,036
7.50%, 5/15/2027	20	23	Stanley Repurchase Agreement; 0.16% dated
7.50%, 5/15/2027	8	10	07/29/11 maturing 08/01/11 (collateralized by
7.50%, 6/15/2027	36	43	Sovereign Agency Issues; $7,176,920; 0.88%
7.50%, 8/15/2029	218	256	- 5.30%; dated 05/01/13 - 04/26/19)
7.50%, 9/15/2029	91	107			$ 51,311
7.50%, 9/15/2029	63	74
7.50%, 10/15/2029	99	117	TOTAL REPURCHASE AGREEMENTS		$ 51,311
7.50%, 11/15/2029	93	109	Total Investments		$ 1,781,950
7.50%, 11/15/2029	56	66	Liabilities in Excess of Other Assets, Net - (5.15)%		$ (87,203)
8.00%, 8/15/2016	30	34	TOTAL NET ASSETS - 100.00%		$ 1,694,747
8.00%, 12/15/2016	9	10
8.00%, 4/15/2017	15	15	(a)		Security exempt from registration under Rule 144A of the Securities Act of
8.00%, 4/15/2017	11	11	1933. These securities may be resold in transactions exempt from
8.00%, 5/15/2017	9	10	registration, normally to qualified institutional buyers. Unless otherwise
8.00%, 6/15/2017	11	11	indicated, these securities are not considered illiquid. At the end of the
8.00%, 6/15/2017	7	8	period, the value of these securities totaled $125,118 or 7.38% of net
8.00%, 7/15/2017	8	8	assets.
8.00%, 2/15/2022	38	44	(b)	Variable Rate. Rate shown is in effect at July 31, 2011.
8.00%, 4/15/2022	45	53	(c)		Market value is determined in accordance with procedures established in
8.00%, 12/15/2030	14	16	good faith by the Board of Directors. At the end of the period, the value of
9.00%, 11/15/2021	146	171	these securities totaled $3,620 or 0.21% of net assets.
9.50%, 4/15/2016	4	4	(d)		This entity was put into conservatorship by the US Government in 2008.
9.50%, 9/15/2016	1	1	See Notes to Financial Statements for additional information.
9.50%, 11/15/2016	10	11	(e)		Security was purchased in a "to-be-announced" ("TBA") transaction. See
9.50%, 7/15/2017	26	31	Notes to Financial Statements for additional information.
9.50%, 7/15/2017	17	19	(f) Non-Income Producing Security

See accompanying notes

66

Schedule of Investments Government & High Quality Bond Fund July 31, 2011 (unaudited)

(g) Security is a Principal Only Strip.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 61,289
Unrealized Depreciation	(2,911)
Net Unrealized Appreciation (Depreciation)	$ 58,378
Cost for federal income tax purposes	$ 1,723,572
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	95.85%
Government	5.36%
Financial	3.03%
Asset Backed Securities	0.91%
Liabilities in Excess of Other Assets, Net	(5.15)%
TOTAL NET ASSETS	100.00%

See accompanying notes

67

Schedule of Investments High Yield Fund July 31, 2011 (unaudited)

COMMON STOCKS - 0.24%	Shares Held Value (000's)			Principal
Automobile Manufacturers - 0.24%				Amount
New Flyer Industries Inc	1,000,000 $	8,049	BONDS (continued)	(000's)	Value (000's)
			Banks - 5.35%
Biotechnology - 0.00%			Ally Financial Inc
Neuro-Hitech Inc (a),(b)	250,000	1	4.50%, 02/11/2014	$ 11,115	$ 11,059
Neuro-Hitech Inc - Warrants (a),(b),(c)	125,000	—	8.00%, 03/15/2020	3,905	4,183
		$ 1	8.30%, 02/12/2015	2,020	2,212
Food Service - 0.00%			Bank of America Corp
FU JI Food and Catering Services Holdings Ltd	962,000	—	8.00%, 12/29/2049(e)	4,385	4,516
(a),(b),(c)			CIT Group Inc
			5.25%, 04/01/2014(d)	9,000	9,023
Pipelines - 0.00%			7.00%, 05/02/2017(d)	63,271	63,429
Energy Maintenance Services LLC (a),(b),(c)	12,298,000	—	HBOS Capital Funding LP
			6.07%, 06/29/2049(d),(e)	18,495	15,258
Semiconductors - 0.00%			LBG Capital No.1 PLC
Tower Semiconductor Ltd - Warrants (a),(b),(c)	225,800	—	8.00%, 12/29/2049(d),(e)	37,645	34,633
Tower Semiconductor Ltd - Warrants (a),(b),(c)	3,821,912	—	RBS Capital Trust I
		$ —	0.00%, 12/29/2049(a)	17,222	12,142
TOTAL COMMON STOCKS		$ 8,050	RBS Capital Trust III
			0.00%, 09/29/2049(a)	14,000	9,870
PREFERRED STOCKS - 1.68%	Shares Held Value (000's)
Banks - 1.57%			Wells Fargo & Co
Ally Financial Inc 7.00% (d)	50,000	45,425	7.98%, 03/29/2049(e)	13,945	14,939
Ally Financial Inc 8.50%	310,000	7,632			$ 181,264
		$ 53,057	Chemicals - 0.80%
Finance - Mortgage Loan/Banker - 0.11%			Ineos Finance PLC
Freddie Mac - Series Z (a)	1,300,000	3,770	9.00%, 05/15/2015(d)	7,455	7,883
			Kinove German Bondco GmbH
			9.63%, 06/15/2018(d)	3,475	3,649
TOTAL PREFERRED STOCKS		$ 56,827
	Principal		Nova Chemicals Corp
	Amount		8.63%, 11/01/2019	5,455	6,178
BONDS - 84.28%	(000's)	Value (000's)	Vertellus Specialties Inc
			9.38%, 10/01/2015(d)	8,940	9,242
Aerospace & Defense - 0.85%
GenCorp Inc					$ 26,952
9.50%, 08/15/2013	$ 4,240	$ 4,240	Coal - 1.89%
Spirit Aerosystems Inc			Alpha Natural Resources Inc
6.75%, 12/15/2020	11,880	12,117	6.00%, 06/01/2019	1,600	1,650
Triumph Group Inc			6.25%, 06/01/2021	7,185	7,436
8.63%, 07/15/2018	11,260	12,358	Arch Coal Inc
			7.00%, 06/15/2019(d)	5,595	5,861
		$ 28,715	7.25%, 06/15/2021(d)	7,995	8,395
Agriculture - 0.32%			8.75%, 08/01/2016	10,180	11,300
Southern States Cooperative Inc
11.25%, 05/15/2015(d)	9,770	10,747	Consol Energy Inc
			6.38%, 03/01/2021(d)	5,000	5,050
			8.00%, 04/01/2017	19,580	21,587
Airlines - 0.61%			Drummond Co Inc
Continental Airlines 2007-1 Class C Pass Through			9.00%, 10/15/2014(d)	2,600	2,736
Trust
7.34%, 04/19/2014	1,627	1,627			$ 64,015
Delta Air Lines 2007-1 Class B Pass Through			Commercial Services - 1.47%
Trust			Avis Budget Car Rental LLC / Avis Budget
8.02%, 08/10/2022	1,742	1,742	Finance Inc
UAL 2009-1 Pass Through Trust			7.63%, 05/15/2014	5,803	5,919
10.40%, 11/01/2016	4,282	4,854	B-Corp Merger Sub Inc
			8.25%, 06/01/2019(d)	7,210	7,282
UAL 2009-2A Pass Through Trust
9.75%, 01/15/2017	3,864	4,377	CDRT Merger Sub Inc
			8.13%, 06/01/2019(d)	15,250	15,250
United Airlines 2007-1 Class C Pass Through
Trust			Hertz Corp/The
2.65%, 07/02/2014(e)	9,550	8,022	8.88%, 01/01/2014	1,601	1,643
		$ 20,622	RSC Equipment Rental Inc/RSC Holdings III
			LLC
Automobile Manufacturers - 0.53%			8.25%, 02/01/2021	11,045	11,404
Jaguar Land Rover PLC			10.00%, 07/15/2017(d)	7,305	8,237
7.75%, 05/15/2018(d)	3,860	3,918
New Flyer Industries Canada ULC					$ 49,735
14.00%, 08/19/2020(b),(c),(d)	13,600	14,092	Computers - 2.72%
		$ 18,010	iGate Corp
			9.00%, 05/01/2016(d)	12,065	12,065
Automobile Parts & Equipment - 0.58%
Cooper Tire & Rubber Co			Seagate 6.88%, HDD 05/01/2020 Cayman (d)	42,320	42,426
8.00%, 12/15/2019	5,400	5,630	7.00%, 11/01/2021(d)	12,540	12,665
Goodyear Tire & Rubber Co/The			7.75%, 12/15/2018(d)	9,698	10,183
8.25%, 08/15/2020	2,430	2,667
10.50%, 05/15/2016	10,078	11,350
		$ 19,647

See accompanying notes

68

Schedule of Investments
High Yield Fund
July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Computers (continued)			Electric (continued)
Spansion LLC			NV Energy Inc
7.88%, 11/15/2017(d)	$ 14,485 $	14,920	6.75%, 08/15/2017	$ 8,600 $	8,840
	$ 92,259			$ 167,617
Consumer Products - 0.93%			Electronics - 0.76%
Reynolds Group Issuer Inc / Reynolds Group Issuer			NXP BV / NXP Funding LLC
LLC / Reynolds Group Issuer (Luxembourg) S.A.			9.50%, 10/15/2015	2,560	2,701
7.13%, 04/15/2019(d)	12,995	12,638	9.75%, 08/01/2018(d)	14,155	15,889
9.00%, 04/15/2019(d)	7,615	7,577	Viasystems Inc
9.88%, 08/15/2019(d),(f)	6,430	6,470	12.00%, 01/15/2015(d)	6,585	7,227
YCC Holdings LLC / Yankee Finance Inc				$ 25,817
10.25%, 02/15/2016(d)	4,800	4,848	Energy - Alternate Sources - 0.33%
	$ 31,533		Headwaters Inc
Diversified Financial Services - 4.35%			7.63%, 04/01/2019	11,620	11,039
Credit Acceptance Corp
9.13%, 02/01/2017	14,980	15,879	Entertainment - 4.23%
9.13%, 02/01/2017(d)	7,200	7,614	CCM Merger Inc
DVI Inc			8.00%, 08/01/2013(d)	40,940	40,735
0.00%, 02/01/2004(a),(b)	8,575	1,522	Lions Gate Entertainment Inc
0.00%, 02/01/2004(a),(b)	6,850	1,216	10.25%, 11/01/2016(d)	16,075	16,336
E*Trade Financial Corp			Peninsula Gaming LLC / Peninsula Gaming Corp
12.50%, 11/30/2017	12,013	14,356	8.38%, 08/15/2015	17,390	18,390
General Motors Financial Co Inc			8.38%, 08/15/2015(d)	5,830	6,165
6.75%, 06/01/2018(d)	4,020	4,100	10.75%, 08/15/2017(d)	9,080	9,920
Icahn Enterprises LP / Icahn Enterprises Finance			10.75%, 08/15/2017	6,970	7,615
Corp			WM Finance Corp
7.75%, 01/15/2016	7,305	7,579	9.50%, 06/15/2016(d)	5,540	5,879
8.00%, 01/15/2018	9,325	9,628	11.50%, 10/01/2018(d)	15,875	15,915
ILFC E-Capital Trust II			WM Finance Holdings Corp
6.25%, 12/21/2065(d),(e)	26,550	22,700	13.75%, 10/01/2019(d)	7,950	7,950
International Lease Finance Corp			WMG Acquisition Corp
5.65%, 06/01/2014	2,335	2,370	9.50%, 06/15/2016	13,410	14,232
6.25%, 05/15/2019	11,970	11,945		$ 143,137
8.62%, 09/15/2015(e)	9,690	10,683	Environmental Control - 0.56%
Springleaf Finance Corp			Clean Harbors Inc
6.90%, 12/15/2017	8,735	8,178	7.63%, 08/15/2016(d)	6,005	6,380
SquareTwo Financial Corp			EnergySolutions Inc / EnergySolutions LLC
11.63%, 04/01/2017	16,825	17,372	10.75%, 08/15/2018	11,790	12,468
TRAINS HY-1-2006				$ 18,848
7.22%, 05/01/2016(d),(e)	4,305	4,301	Food - 0.44%
UPCB Finance III Ltd			Del Monte Foods Co
6.63%, 07/01/2020(d)	6,500	6,516	7.63%, 02/15/2019(d)	14,585	15,004
UPCB Finance Ltd
7.63%, 01/15/2020(d)	900	1,306	Food Service - 0.03%
	$ 147,265		FU JI Food and Catering Services Holdings Ltd
Electric - 4.95%			0.00%, 11/09/2049(a)	46,500	1,163
AES Corp/The
7.38%, 07/01/2021(d)	4,000	4,140	Forest Products & Paper - 1.53%
Edison Mission Energy			Domtar Corp
7.50%, 06/15/2013	23,540	23,540	10.75%, 06/01/2017	15,160	19,556
Elwood Energy LLC			Exopack Holding Corp
8.16%, 07/05/2026	10,179	10,230	10.00%, 06/01/2018(d)	20,680	20,783
Energy Future Holdings Corp			Longview Fibre Paper & Packaging Inc
9.75%, 10/15/2019	10,621	10,913	8.00%, 06/01/2016(d)	4,830	4,951
10.00%, 01/15/2020(e)	6,780	7,120	Sappi Papier Holding GmbH
Energy Future Intermediate Holding Co LLC			7.50%, 06/15/2032(d)	7,375	6,638
9.75%, 10/15/2019	3,829	3,934		$ 51,928
GenOn Energy Inc			Healthcare - Products - 1.31%
9.88%, 10/15/2020	8,000	8,440	Angiotech Pharmaceuticals Inc
GenOn REMA LLC			5.00%, 12/01/2013(e)	27,510	24,346
9.68%, 07/02/2026	10,000	10,700	Biomet Inc
Indiantown Cogeneration LP			10.00%, 10/15/2017	5,575	6,077
9.77%, 12/15/2020	6,758	7,214	10.38%, 10/15/2017	12,720	13,865
Mirant Mid Atlantic Pass Through Trust C				$ 44,288
10.06%, 12/30/2028	31,010	34,592	Healthcare - Services - 3.51%
NRG Energy Inc			Centene Corp
7.38%, 01/15/2017	18,855	19,774	5.75%, 06/01/2017	15,793	15,714
8.25%, 09/01/2020	17,650	18,180	HCA Inc
			6.50%, 02/15/2020(f)	6,285	6,379

See accompanying notes

69

Schedule of Investments High Yield Fund July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Healthcare - Services (continued)			Mining (continued)
HCA Inc (continued)			Midwest Vanadium Pty Ltd
7.25%, 09/15/2020	$ 23,600 $	24,898	11.50%, 02/15/2018(d)	$ 12,060 $	12,241
7.50%, 11/06/2033	6,000	5,415	Taseko Mines Ltd
8.50%, 04/15/2019	25,115	27,689	7.75%, 04/15/2019	8,035	8,176
9.25%, 11/15/2016	10,750	11,469		$ 37,707
Multiplan Inc			Miscellaneous Manufacturing - 0.45%
9.88%, 09/01/2018(d)	14,085	15,106	GE Capital Trust I
Radnet Management Inc			6.38%, 11/15/2067	5,760	5,875
10.38%, 04/01/2018	7,240	7,349	Park-Ohio Industries Inc
Select Medical Corp			8.13%, 04/01/2021(d)	9,520	9,425
7.63%, 02/01/2015	4,913	4,803		$ 15,300
	$ 118,822		Mortgage Backed Securities - 1.00%
Insurance - 2.84%			Banc of America Merrill Lynch Commercial
Liberty Mutual Group Inc			Mortgage Inc
7.00%, 03/15/2037(d),(e)	11,160	10,861	5.52%, 01/15/2049	15,000	11,480
10.75%, 06/15/2058(d),(e)	13,155	17,397	Citigroup Commercial Mortgage Trust
Lincoln National Corp			6.07%, 12/10/2049(e)	10,000	6,924
7.00%, 05/17/2066(e)	24,440	24,684	Greenwich Capital Commercial Funding Corp
XL Group PLC			5.51%, 03/10/2039	8,000	6,461
6.50%, 12/31/2049(e)	46,342	43,272	Wachovia Bank Commercial Mortgage Trust
	$ 96,214		5.38%, 12/15/2043(e)	10,000	8,975
Internet - 1.28%				$ 33,840
Equinix Inc			Oil & Gas - 7.92%
7.00%, 07/15/2021	5,510	5,731	Antero Resources Finance Corp
Open Solutions Inc			7.25%, 08/01/2019(d),(f)	4,800	4,872
9.75%, 02/01/2015(d)	25,540	14,813	Chaparral Energy Inc
Zayo Group LLC/Zayo Capital Inc			8.25%, 09/01/2021	18,270	18,864
10.25%, 03/15/2017	20,665	22,912	8.88%, 02/01/2017(e)	7,935	8,173
	$ 43,456		9.88%, 10/01/2020	17,705	19,343
Lodging - 3.46%			Chesapeake Energy Corp
Caesars Entertainment Operating Co Inc			6.13%, 02/15/2021	18,210	19,029
10.00%, 12/15/2018	26,350	23,583	9.50%, 02/15/2015	4,440	5,217
Mandalay Resort Group			Denbury Resources Inc
7.63%, 07/15/2013	3,737	3,742	8.25%, 02/15/2020	22,484	24,845
MGM Resorts International			9.75%, 03/01/2016	9,735	10,879
10.00%, 11/01/2016(d)	21,645	23,349	GMX Resources Inc
13.00%, 11/15/2013	15,125	18,037	11.38%, 02/15/2019(d)	5,595	5,329
Starwood Hotels & Resorts Worldwide Inc			Hilcorp Energy I LP/Hilcorp Finance Co
6.75%, 05/15/2018	6,435	7,191	7.63%, 04/15/2021(d)	2,040	2,162
7.15%, 12/01/2019	12,755	14,317	8.00%, 02/15/2020(d)	20,990	22,669
Wyndham Worldwide Corp			Linn Energy LLC/Linn Energy Finance Corp
5.63%, 03/01/2021	6,775	6,937	6.50%, 05/15/2019(d)	15,150	15,131
5.75%, 02/01/2018	5,570	5,893	7.75%, 02/01/2021(d)	2,290	2,439
7.38%, 03/01/2020	12,560	14,242	8.63%, 04/15/2020	7,975	8,832
	$ 117,291		Petroleum Development Corp
Media - 4.09%			12.00%, 02/15/2018	19,665	21,927
Cumulus Media Inc			Petroquest Energy Inc
7.75%, 05/01/2019(d)	17,752	17,042	10.00%, 09/01/2017	7,765	8,231
Cyfrowy Polsat Finance AB			Pioneer Natural Resources Co
7.13%, 05/20/2018	750	1,080	7.50%, 01/15/2020	5,545	6,386
DISH DBS Corp			Plains Exploration & Production Co
6.75%, 06/01/2021(d)	32,510	33,567	6.63%, 05/01/2021	9,005	9,410
7.75%, 05/31/2015	5,530	6,048	Precision Drilling Corp
7.88%, 09/01/2019	28,160	30,941	6.50%, 12/15/2021(d)	2,395	2,443
Kabel BW Erste Beteiligungs GmbH / Kabel			6.63%, 11/15/2020	9,495	9,827
Baden-Wurttemberg GmbH & Co KG			Quicksilver Resources Inc
7.50%, 03/15/2019(d)	8,050	8,292	11.75%, 01/01/2016	7,043	8,135
Unitymedia Hessen GmbH & Co KG / Unitymedia			SandRidge Energy Inc
NRW GmbH			8.00%, 06/01/2018(d)	3,960	4,198
8.13%, 12/01/2017(d)	12,125	13,034	Venoco Inc
Univision Communications Inc			8.88%, 02/15/2019	10,425	10,790
7.88%, 11/01/2020(d)	1,485	1,531	11.50%, 10/01/2017	11,905	13,185
8.50%, 05/15/2021(d)	27,220	26,948	W&T Offshore Inc
	$ 138,483		8.50%, 06/15/2019(d)	5,600	5,817
Mining - 1.11%				$ 268,133
FMG Resources August 2006 Pty Ltd			Oil & Gas Services - 0.70%
6.88%, 02/01/2018(d)	16,625	17,290	Cie Generale de Geophysique-Veritas
			9.50%, 05/15/2016	10,610	11,618

See accompanying notes

70

Schedule of Investments
High Yield Fund
July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Oil & Gas Services (continued)			Retail (continued)
Key Energy Services Inc			Toys R Us Property Co II LLC
6.75%, 03/01/2021	$ 5,610 $	5,792	8.50%, 12/01/2017	$ 7,030 $	7,522
SESI LLC				$ 71,037
6.38%, 05/01/2019(d)	6,345	6,393	Savings & Loans - 0.00%
	$ 23,803		Washington Mutual Bank / Henderson NV
Packaging & Containers - 0.63%			0.00%, 08/01/2011(a)	3,500	9
ARD Finance SA			0.00%, 01/15/2013(a)	3,000	7
11.13%, 06/01/2018(d)	2,300	2,357	0.00%, 01/15/2015(a),(e)	2,000	5
Crown Cork & Seal Co Inc				$ 21
7.38%, 12/15/2026	10,477	10,477	Semiconductors - 0.62%
Plastipak Holdings Inc			Freescale Semiconductor Inc
8.50%, 12/15/2015(d)	5,000	5,206	9.25%, 04/15/2018(d)	5,210	5,679
10.63%, 08/15/2019(d)	2,955	3,369	Jazz Technologies Inc
	$ 21,409		8.00%, 06/30/2015(d)	1	1
Pharmaceuticals - 1.33%			8.00%, 06/30/2015	15,827	15,233
Endo Pharmaceuticals Holdings Inc				$ 20,913
7.00%, 07/15/2019(d)	6,320	6,620	Software - 0.40%
7.25%, 01/15/2022(d)	3,195	3,355	First Data Corp
Giant Funding Corp			7.38%, 06/15/2019(d)	13,435	13,536
8.25%, 02/01/2018(d)	5,515	5,804
Mylan Inc/PA			Sovereign - 0.95%
7.88%, 07/15/2020(d)	9,370	10,401	Brazilian Government International Bond
Omnicare Inc			12.50%, 01/05/2016	25,600	19,767
7.75%, 06/01/2020	17,195	18,743	Mexican Bonos
	$ 44,923		8.00%, 12/19/2013(e)	138,474	12,558
Pipelines - 4.07%				$ 32,325
Chesapeake Midstream Partners LP / CHKM			Telecommunications - 10.80%
Finance Corp			Cincinnati Bell Inc
5.88%, 04/15/2021(d)	4,620	4,608	8.38%, 10/15/2020	25,065	25,316
El Paso Corp			Clearwire Communications LLC/Clearwire
7.75%, 01/15/2032	8,685	10,315	Finance Inc
Energy Transfer Equity LP			12.00%, 12/01/2015(d)	22,510	22,988
7.50%, 10/15/2020	7,795	8,341	CommScope Inc
Enterprise Products Operating LLC			8.25%, 01/15/2019(d)	19,855	20,649
8.38%, 08/01/2066	44,630	48,535	Digicel Group Ltd
MarkWest Energy Partners LP / MarkWest Energy			9.13%, 01/15/2015(d),(g)	12,280	12,480
Finance Corp			10.50%, 04/15/2018(d)	8,250	9,219
6.50%, 08/15/2021	22,500	23,456	Digicel Ltd
6.75%, 11/01/2020	1,565	1,665	8.25%, 09/01/2017(d)	4,200	4,358
8.75%, 04/15/2018	8,515	9,324	12.00%, 04/01/2014(d)	10,800	12,474
Regency Energy Partners LP/Regency Energy			EH Holding Corp
Finance Corp			6.50%, 06/15/2019(d)	9,645	9,922
6.50%, 07/15/2021	8,050	8,372	Global Crossing Ltd
6.88%, 12/01/2018	10,560	11,194	9.00%, 11/15/2019(d)	1,585	1,934
9.38%, 06/01/2016	10,810	12,094	12.00%, 09/15/2015	10,200	11,832
	$ 137,904		Goodman Networks Inc
Regional Authority - 0.07%			12.13%, 07/01/2018(d)	14,370	14,406
Provincia de Buenos Aires/Argentina			Intelsat Jackson Holdings SA
10.88%, 01/26/2021(d)	2,400	2,280	7.25%, 10/15/2020(d)	13,000	13,146
			Intelsat Luxembourg SA
REITS - 0.34%			11.25%, 02/04/2017	43,125	46,144
DuPont Fabros Technology LP			11.50%, 02/04/2017	10,569	11,362
8.50%, 12/15/2017	10,655	11,667	Level 3 Communications Inc
			11.88%, 02/01/2019(d)	16,540	18,111
Retail - 2.10%			Level 3 Escrow Inc
Academy Ltd / Academy Finance Corp			8.13%, 07/01/2019(d)	7,210	7,264
9.25%, 08/01/2019(d),(f)	2,390	2,426	Level 3 Financing Inc
AmeriGas Partners LP / AmeriGas Finance Corp			9.25%, 11/01/2014	4,659	4,790
6.25%, 08/20/2019(f)	7,775	7,794	10.00%, 02/01/2018	12,280	13,232
DineEquity Inc			Nextel Communications Inc
9.50%, 10/30/2018	12,455	13,685	7.38%, 08/01/2015	41,400	41,400
Inergy LP/Inergy Finance Corp			NII Capital Corp
6.88%, 08/01/2021(d)	15,945	16,025	7.63%, 04/01/2021	11,065	11,618
Ltd Brands Inc			Telemovil Finance Co Ltd
6.63%, 04/01/2021	8,000	8,280	8.00%, 10/01/2017(d)	4,620	4,920
7.00%, 05/01/2020	6,965	7,400	Wind Acquisition Finance SA
Suburban Propane Partners LP/Suburban Energy			11.75%, 07/15/2017(d)	18,737	20,775
Finance Corp			Wind Acquisition Holdings Finance SA
7.38%, 03/15/2020	7,405	7,905	12.25%, 07/15/2017(d),(g)	18,536	20,621
See accompanying notes			71

Schedule of Investments High Yield Fund July 31, 2011 (unaudited)

	Principal			Principal
	Amount		SENIOR FLOATING RATE INTERESTS	Amount
BONDS (continued)	(000's)	Value (000's)	(continued)	(000's) Value (000's)
Telecommunications (continued)			Consumer Products - 0.06%
Ziggo Finance BV			Reynolds Group Holdings Inc, Term Loan
6.13%, 11/15/2017(d)	$ 4,950	$ 6,971	0.00%, 07/07/2018(e),(h)	$ 2,000 $	1,986
		$ 365,932
Transportation - 1.50%			Diversified Financial Services - 0.53%
Kansas City Southern de Mexico SA de CV			Nuveen Investments Inc, Term Loan
6.13%, 06/15/2021(d)	10,234	10,464	12.50%, 07/09/2015(e)	16,850	17,861
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc			Electric - 0.77%
8.63%, 11/01/2017	8,400	8,127	Texas Competitive Electric Holdings Co LLC,
8.63%, 11/01/2017(d)	5,445	5,268	Term Loan
Navios Maritime Holdings Inc / Navios Maritime			3.69%, 10/10/2014(e)	33,238	26,043
Finance US Inc
8.88%, 11/01/2017	7,915	8,034	Entertainment - 0.64%
PHI Inc			CCM Merger Inc, Term Loan
8.63%, 10/15/2018	11,945	12,244	7.00%, 02/01/2017(e)	21,519	21,723
Swift Services Holdings Inc
10.00%, 11/15/2018	6,260	6,737	Forest Products & Paper - 0.15%
		$ 50,874	Exopack LLC, Term Loan
Trucking & Leasing - 0.57%			6.50%, 05/06/2017(e)	5,015	4,992
Aircastle Ltd
9.75%, 08/01/2018	17,285	19,143	Healthcare - Services - 0.68%
			Aurora Diagnostics Inc, Term Loan
TOTAL BONDS		$ 2,854,618	6.25%, 04/20/2016(e)	3,052	3,044
	Principal		HCA Inc, Term Loan B3
			3.50%, 05/01/2018(e)	2,445	2,389
	Amount
CONVERTIBLE BONDS - 0.56%	(000's)	Value (000's)	Multiplan Inc, Term Loan B
			4.75%, 08/26/2017(e)	17,643	17,524
Aerospace & Defense - 0.10%
GenCorp Inc				$ 22,957
4.06%, 12/31/2039	3,385	3,288	Insurance - 1.28%
			Asurion Corp, Term Loan
Food Service- 0.28%			5.50%, 05/10/2018(e)	18,125	17,929
FU JI Food and Catering Services Holdings Ltd			9.00%, 05/10/2019(e)	23,790	23,921
0.00%, 08/01/2011(a),(b),(c)	245,000	9,516	CNO Financial Group Inc, Term Loan
			6.25%, 09/30/2016(e)	1,433	1,440
Pharmaceuticals - 0.00%				$ 43,290
Vion Pharmaceuticals Inc			Internet - 0.45%
0.00%, 02/15/2012(a),(c)	4,500	11	Open Solutions Inc, Term Loan B
			2.40%, 01/23/2014(e)	17,773	15,399
Telecommunications - 0.18%
Clearwire Communications LLC / Clearwire			Lodging - 0.70%
Finance Inc			Caesars Entertainment Operating Co Inc, Term
8.25%, 12/01/2040(d)	9,425	6,326	Loan
			3.23%, 01/28/2015(e)	5,509	4,956
TOTAL CONVERTIBLE BONDS		$ 19,141	9.50%, 10/31/2016(e)	18,080	18,832
	Principal			$ 23,788
SENIOR FLOATING RATE INTERESTS -	Amount		Media - 0.91%
8.67%	(000's)	Value (000's)	Cumulus Media Inc, Term Loan
Automobile Parts & Equipment - 0.19%			0.00%, 01/14/2019(e),(h)	3,200	3,204
Hayes Lemmerz International Inc, Term Loan			Univision Communications Inc, Term Loan
12.00%, 12/11/2013(e)	$ 3,147	$ 3,210	4.44%, 03/29/2017(e)	29,349	27,771
HHI Holdings LLC, Term Loan				$ 30,975
7.00%, 03/18/2017(e)	3,337	3,337	Pharmaceuticals - 0.17%
		$ 6,547	Grifols SA, Term Loan
Chemicals - 0.17%			6.00%, 06/04/2016(e)	5,850	5,865
Ineos US Finance LLC, PIK Term Loan
7.50%, 12/16/2013(e),(g)	2,595	2,673	Semiconductors - 0.23%
8.00%, 12/16/2014(e),(g)	2,816	2,914	Freescale Semiconductor Inc, Term Loan
		$ 5,587	4.44%, 12/01/2016(e)	7,692	7,634
Coal - 0.28%
Walter Energy Inc, Term Loan			Software - 0.49%
4.00%, 02/03/2018(e)	9,586	9,579	First Data Corp, Term Loan B1
			2.94%, 12/24/2014(e)	10,564	9,825
Commercial Services - 0.18%			First Data Corp, Term Loan B3
			2.94%, 09/24/2014(e)	7,121	6,624
Hertz Corp/The, SYNTH LOC Loan
1.00%, 02/16/2018(e)	4,500	4,399		$ 16,449
Hertz Corp/The, Term Loan			Telecommunications - 0.79%
3.75%, 02/16/2018(e)	1,751	1,745	Intelsat Jackson Holdings SA, Term Loan
		$ 6,144	3.25%, 02/01/2014(e)	10,500	9,990

See accompanying notes

72

Schedule of Investments
High Yield Fund
July 31, 2011 (unaudited)

			Portfolio Summary (unaudited)

	Principal		Sector	Percent
SENIOR FLOATING RATE INTERESTS	Amount		Financial	20.11%
(continued)	(000's) Value (000's)		Communications	18.50%
			Energy	15.19%
Telecommunications (continued)			Consumer, Cyclical	13.59%
Level 3 Financing Inc, Bridge Loan
0.00%, 04/11/2017(c),(e),(h),(i)	$ 16,900	$ 16,900	Consumer, Non-cyclical	10.40%
			Utilities	5.72%
		$ 26,890	Industrial	5.42%
TOTAL SENIOR FLOATING RATE INTERESTS		$ 293,709	Technology	4.46%
	Maturity		Basic Materials	3.76%
	Amount		Government	1.13%
REPURCHASE AGREEMENTS - 3.85%	(000's)	Value (000's)	Mortgage Securities	1.00%
Banks - 3.85%			Other Assets in Excess of Liabilities, Net	0.72%
Investment in Joint Trading Account; Credit Suisse $	28,593	$ 28,592	TOTAL NET ASSETS	100.00%
Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
US Treasury Strips; $29,163,515; 4.50% -
9.00%; dated 11/15/18 - 08/15/39)
Investment in Joint Trading Account; Deutsche	53,612	53,609
Bank Repurchase Agreement; 0.18% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $54,681,589;
0.00% - 5.92%; dated 01/03/12 - 01/15/37)
Investment in Joint Trading Account; Merrill	30,244	30,243
Lynch Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $30,848,072;
0.00%; dated 10/21/11 - 04/15/42)
Investment in Joint Trading Account; Morgan	17,871	17,870
Stanley Repurchase Agreement; 0.16% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $18,227,196;
0.88% - 5.30%; dated 05/01/13 - 04/26/19)
		$ 130,314
TOTAL REPURCHASE AGREEMENTS		$ 130,314
Total Investments		$ 3,362,659
Other Assets in Excess of Liabilities, Net - 0.72%		$ 24,375
TOTAL NET ASSETS - 100.00%		$ 3,387,034

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $40,519 or 1.20% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,220,663 or 36.04% of net assets.
(e)	Variable Rate. Rate shown is in effect at July 31, 2011.
(f)	Security purchased on a when-issued basis.
(g)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(h)	This Senior Floating Rate Note will settle after July 31, 2011, at which time the interest rate will be determined.
(i)	All or a portion of the loan is unfunded. See Notes to Financial Statements for additional information.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 175,696
Unrealized Depreciation	(123,089)
Net Unrealized Appreciation (Depreciation)	$ 52,607
Cost for federal income tax purposes	$ 3,310,052
All dollar amounts are shown in thousands (000's)

See accompanying notes

73

Schedule of Investments
High Yield Fund
July 31, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	July 31, 2011	July 31, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
New Flyer Industries Inc	2,733,500	$ 23,687	— $	—	2,733,500	$ 22,103	—	$ —

		$ 23,687	$ –			$ 22,103		$ –

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
New Flyer Industries Inc	$ 2,162		$ (1,584)			$ —
	$ 2,162		$ (1,584)			$ —
All dollar amounts are shown in thousands (000's)

See accompanying notes

74

Schedule of Investments
High Yield Fund I
July 31, 2011 (unaudited)

COMMON STOCKS - 0.52%	Shares Held Value (000's)			Principal
Agriculture - 0.00%				Amount
Eurofresh Inc (a),(b)	43,973 $	8	BONDS (continued)	(000's)	Value (000's)
			Agriculture - 0.12%
Automobile Manufacturers - 0.19%			Alliance One International Inc
General Motors Co (a)	53,891	1,492	10.00%, 07/15/2016	$ 1,800	$ 1,728
General Motors Co - A Warrants (a)	48,990	922	Eurofresh Inc
General Motors Co - B Warrants (a)	48,990	666	15.00%, 12/31/2016(b),(c),(e)	182	182
		$ 3,080			$ 1,910
Building Materials - 0.01%			Airlines - 1.50%
US Concrete Inc (a)	21,880	184	American Airlines Pass Through Trust 2001-01
			7.38%, 05/23/2019	107	86
Chemicals - 0.13%			Continental Airlines 2003-ERJ1 Pass Through
LyondellBasell Industries NV	53,781	2,122	Trust
			7.88%, 07/02/2018	762	753
Computers - 0.02%			Continental Airlines 2004-ERJ1 Pass Through
Unisys Corp (a)	12,858	267	Trust
			9.56%, 09/01/2019	207	212
Forest Products & Paper - 0.05%			Continental Airlines 2005-ERJ1 Pass Through
AbitibiBowater Inc (a)	40,666	743	Trust
			9.80%, 04/01/2021	458	472
Leisure Products & Services - 0.01%			Continental Airlines 2006-1 Class G Pass Through
True Temper Holdings Corp (a),(b),(c)	15,480	142	Trust
			0.60%, 06/02/2013(f)	474	453
Metal Fabrication & Hardware - 0.02%			Continental Airlines 2006-ERJ1 Pass Through
Wolverine Tube Inc (a),(b),(c)	8,336	247	Trust
			9.32%, 11/01/2019(d)	285	291
Semiconductors - 0.09%			Continental Airlines Inc
Magnachip Semiconductor Corp (a),(c)	133,521	1,417	6.75%, 09/15/2015(d)	9,210	9,337
			Delta Air Lines 2007-1 Class B Pass Through
TOTAL COMMON STOCKS		$ 8,210	Trust
CONVERTIBLE PREFERRED STOCKS -			8.02%, 08/10/2022	651	651
0.05%	Shares Held Value (000's)		Delta Air Lines 2007-1 Class C Pass Through
Automobile Manufacturers - 0.05%			Trust
General Motors Co	18,850	871	8.95%, 08/10/2014	184	186
			Delta Air Lines Inc
TOTAL CONVERTIBLE PREFERRED STOCKS		$ 871	9.50%, 09/15/2014(d)	1,192	1,268
PREFERRED STOCKS - 0.26%	Shares Held Value (000's)		Northwest Airlines 2007-1 Class A Pass Through
Agriculture - 0.00%			Trust
Eurofresh Inc (a),(b)	62	62	7.03%, 11/01/2019	3,958	4,065
			UAL 2007-1 Pass Through Trust
Banks - 0.26%			6.64%, 07/02/2022	798	811
CoBank ACB 11.00%; Series D	60,000	3,158	7.34%, 07/02/2019	419	397
CoBank ACB 7.00% (d)	20,000	939	UAL 2009-2A Pass Through Trust
		$ 4,097	9.75%, 01/15/2017	1,014	1,148
TOTAL PREFERRED STOCKS		$ 4,159	UAL 2009-2B Pass Through Trust
			12.00%, 01/15/2016(d)	683	738
	Principal		United Air Lines Inc
	Amount		9.88%, 08/01/2013(d)	2,775	2,928
BONDS - 89.67%	(000's)	Value (000's)
Advertising - 0.15%					$ 23,796
inVentiv Health Inc			Apparel - 0.07%
10.00%, 08/15/2018(d)	$ 1,000	$ 975	Quiksilver Inc
Sitel LLC / Sitel Finance Corp			6.88%, 04/15/2015	1,200	1,168
11.50%, 04/01/2018	1,495	1,342
		$ 2,317	Automobile Manufacturers - 1.23%
			Chrysler Group LLC/CG Co-Issuer Inc
Aerospace & Defense - 0.36%			8.00%, 06/15/2019(d)	7,927	7,670
BE Aerospace Inc			8.25%, 06/15/2021(d)	1,122	1,100
8.50%, 07/01/2018	330	364	Ford Motor Co
Esterline Technologies Corp			7.45%, 07/16/2031	500	570
7.00%, 08/01/2020	750	795	7.75%, 06/15/2043	500	523
GenCorp Inc			8.90%, 01/15/2032	325	393
9.50%, 08/15/2013	700	700	9.22%, 09/15/2021	500	589
Kratos Defense & Security Solutions Inc			9.98%, 02/15/2047	1,560	1,918
10.00%, 06/01/2017	540	577
10.00%, 06/01/2017(d)	1,100	1,174	Navistar International Corp
			8.25%, 11/01/2021	6,250	6,797
Spirit Aerosystems Inc					$ 19,560
6.75%, 12/15/2020	952	971
Triumph Group Inc			Automobile Parts & Equipment - 0.08%
8.00%, 11/15/2017	532	569	Commercial Vehicle Group Inc
			7.88%, 04/15/2019(d)	320	319
8.63%, 07/15/2018	460	505	Pittsburgh Glass Works LLC

		$ 5,655	8.50%, 04/15/2016 (d)	300	311

See accompanying notes

75

Schedule of Investments
High Yield Fund I
July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Automobile Parts & Equipment (continued)			Chemicals - 1.78%
Titan International Inc			Celanese US Holdings LLC
7.88%, 10/01/2017(d)	$ 650 $	693	6.63%, 10/15/2018	$ 500 $	540
	$ 1,323		CF Industries Inc
Banks - 4.74%			6.88%, 05/01/2018	2,120	2,419
Ally Financial Inc			7.13%, 05/01/2020	450	528
6.25%, 12/01/2017	3,675	3,745	Chemtura Corp
7.50%, 09/15/2020	1,905	2,000	7.88%, 09/01/2018	1,364	1,458
8.00%, 12/31/2018	1,085	1,153	Hexion US Finance Corp / Hexion Nova Scotia
8.00%, 03/15/2020	10,235	10,964	Finance ULC
8.00%, 11/01/2031	9,331	9,996	8.88%, 02/01/2018	2,365	2,507
Bank of America Corp			Huntsman International LLC
8.00%, 12/29/2049(f)	2,308	2,377	8.63%, 03/15/2020	895	996
8.13%, 12/29/2049(f)	1,120	1,154	8.63%, 03/15/2021	1,675	1,865
BankAmerica Capital II			Lyondell Chemical Co
8.00%, 12/15/2026	142	145	8.00%, 11/01/2017(d)	4,670	5,277
BankAmerica Institutional Capital B			11.00%, 05/01/2018	2,800	3,171
7.70%, 12/31/2026(d)	525	534	Momentive Performance Materials Inc
Barclays Bank PLC			9.00%, 01/15/2021	3,655	3,765
5.93%, 12/31/2049(d),(f)	815	725	Nalco Co
7.43%, 12/31/2049(d),(f)	1,600	1,604	8.25%, 05/15/2017	1,085	1,221
Capital One Capital V			Nexeo Solutions LLC / Nexeo Solutions Finance
10.25%, 08/15/2039	1,500	1,587	Corp
Capital One Capital VI			8.38%, 03/01/2018(d)	135	140
8.88%, 05/15/2040	350	366	PolyOne Corp
CIT Group Inc			7.38%, 09/15/2020	3,550	3,781
6.63%, 04/01/2018(d)	8,755	9,236	Rain CII Carbon LLC / CII Carbon Corp
7.00%, 05/01/2016	1	1	8.00%, 12/01/2018(d)	600	624
7.00%, 05/02/2016(d)	7,103	7,121		$ 28,292
7.00%, 05/02/2017(d)	18,569	18,615	Coal - 1.13%
Countrywide Capital III			Alpha Natural Resources Inc
8.05%, 06/15/2027	1,775	1,837	6.00%, 06/01/2019	925	954
NB Capital Trust II			6.25%, 06/01/2021	925	957
7.83%, 12/15/2026	200	203	Arch Coal Inc
NB Capital Trust IV			7.00%, 06/15/2019(d)	1,000	1,047
8.25%, 04/15/2027	400	410	7.25%, 06/15/2021(d)	1,000	1,050
Wachovia Capital Trust III			8.75%, 08/01/2016	4,655	5,167
5.57%, 03/29/2049(f)	1,419	1,323	Arch Western Finance LLC
	$ 75,096		6.75%, 07/01/2013	3,022	3,041
Beverages - 0.16%			Consol Energy Inc
Constellation Brands Inc			6.38%, 03/01/2021(d)	300	303
7.25%, 05/15/2017	1,050	1,150	8.00%, 04/01/2017	800	882
8.38%, 12/15/2014	350	401	8.25%, 04/01/2020	675	751
Cott Beverages Inc			Foresight Energy LLC / Foresight Energy Corp
8.13%, 09/01/2018	915	969	9.63%, 08/15/2017(d)	975	1,038
	$ 2,520		Murray Energy Corp
Building Materials - 1.36%			10.25%, 10/15/2015(d)	955	1,003
Building Materials Corp of America			Patriot Coal Corp
6.75%, 05/01/2021(d)	900	912	8.25%, 04/30/2018	1,250	1,313
Calcipar SA			Peabody Energy Corp
6.88%, 05/01/2018(d)	600	605	7.38%, 11/01/2016	340	385
Cemex SAB de CV				$ 17,891
5.25%, 09/30/2015(d),(f)	1,000	920	Commercial Services - 4.19%
9.00%, 01/11/2018(d)	650	611	ACE Cash Express Inc
Masco Corp			11.00%, 02/01/2019(d)	900	907
6.13%, 10/03/2016	1,800	1,840	ARAMARK Holdings Corp
Nortek Inc			8.63%, 05/01/2016(d),(e)	2,685	2,766
8.50%, 04/15/2021(d)	1,000	933	Avis Budget Car Rental LLC / Avis Budget
Ply Gem Industries Inc			Finance Inc
8.25%, 02/15/2018(d)	3,735	3,567	8.25%, 01/15/2019	575	593
Texas Industries Inc			9.63%, 03/15/2018	1,950	2,113
9.25%, 08/15/2020	1,125	1,107	B-Corp Merger Sub Inc
USG Corp			8.25%, 06/01/2019(d)	450	454
6.30%, 11/15/2016	840	722	Cadmus Communications Corp
8.38%, 10/15/2018(d)	4,375	4,266	8.38%, 06/15/2014	600	546
9.75%, 08/01/2014(d)	5,315	5,554	Catalent Pharma Solutions Inc
9.75%, 01/15/2018(f)	585	563	9.50%, 04/15/2015(e)	668	681
	$ 21,600		CDRT Merger Sub Inc
			8.13%, 06/01/2019(d)	750	750

See accompanying notes

76

Schedule of Investments
High Yield Fund I
July 31, 2011 (unaudited)

	Principal				Principal
	Amount				Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)		(000's) Value (000's)
Commercial Services (continued)			Computers (continued)
Cenveo Corp			SunGard Data Systems Inc	(continued)
8.88%, 02/01/2018	$ 1,750 $	1,693	10.63%, 05/15/2015	$ 1,415 $		1,539
10.50%, 08/15/2016(d)	995	980			$ 13,850
Ceridian Corp			Consumer Products - 1.28%
11.25%, 11/15/2015(f)	2,640	2,680	American Achievement Corp
12.25%, 11/15/2015	8,879	9,145	10.88%, 04/15/2016(d)		1,430	1,266
Deluxe Corp			Armored Autogroup Inc
7.00%, 03/15/2019(d)	575	572	9.25%, 11/01/2018(d)		2,000	1,960
7.38%, 06/01/2015	650	669	Reynolds Group Issuer Inc / Reynolds Group Issuer
Ford Holdings LLC			LLC / Reynolds Group Issuer (Luxembourg) S.A.
9.30%, 03/01/2030	4,838	6,152	6.88%, 02/15/2021(d)		2,925	2,808
9.38%, 03/01/2020	1,060	1,250	7.13%, 04/15/2019(d)		1,720	1,673
FTI Consulting Inc			7.88%, 08/15/2019(d),(g)		7,000	7,079
6.75%, 10/01/2020	685	699	8.25%, 02/15/2021(d)		800	738
Garda World Security Corp			8.50%, 05/15/2018(d)		1,450	1,392
9.75%, 03/15/2017(d)	375	396	9.00%, 04/15/2019(d)		1,400	1,393
Great Lakes Dredge & Dock Corp			9.88%, 08/15/2019(d),(g)		375	377
7.38%, 02/01/2019(d)	250	249	Spectrum Brands Holdings Inc
Interactive Data Corp			12.00%, 08/28/2019(e)		1,448	1,607
10.25%, 08/01/2018	400	446			$ 20,293
Iron Mountain Inc			Distribution & Wholesale - 0.34%
8.00%, 06/15/2020	500	525	ACE Hardware Corp
8.38%, 08/15/2021	500	535	9.13%, 06/01/2016(d)		2,000	2,130
KAR Auction Services Inc			Intcomex Inc
4.27%, 05/01/2014(f)	425	416	13.25%, 12/15/2014		1,220	1,253
Knowledge Learning Corp			McJunkin Red Man Corp
7.75%, 02/01/2015(d)	3,665	3,592	9.50%, 12/15/2016(d)		1,870	1,945
Lender Processing Services Inc					$ 5,328
8.13%, 07/01/2016	5,200	5,278	Diversified Financial Services - 6.32%
Rent-A-Center Inc/TX			Community Choice Financial Inc
6.63%, 11/15/2020	600	607	10.75%, 05/01/2019(d)		490	503
RR Donnelley & Sons Co			Ford Motor Credit Co LLC
7.25%, 05/15/2018	6,400	6,592	5.75%, 02/01/2021		600	613
7.63%, 06/15/2020	4,365	4,507	6.63%, 08/15/2017		3,730	4,085
RSC Equipment Rental Inc/RSC Holdings III			8.00%, 12/15/2016		4,700	5,383
LLC			8.13%, 01/15/2020		17,685	20,983
8.25%, 02/01/2021	2,155	2,225	Holly Energy Partners LP/Holly Energy Finance
9.50%, 12/01/2014	2,317	2,401	Corp
Seminole Indian Tribe of Florida			6.25%, 03/01/2015(c)		2,650	2,657
7.75%, 10/01/2017(d)	2,120	2,184	8.25%, 03/15/2018(c)		500	530
Service Corp International/US			Icahn Enterprises LP / Icahn Enterprises Finance
7.00%, 05/15/2019	1,000	1,068	Corp
Speedy Cash Inc			7.75%, 01/15/2016		10,220	10,603
10.75%, 05/15/2018(d)	540	558
			8.00%, 01/15/2018		2,115	2,184
Stewart Enterprises Inc			ILFC E-Capital Trust II
6.50%, 04/15/2019	240	242	6.25%, 12/21/2065(d),(f)		1,025	876
United Rentals North America Inc			International Lease Finance Corp
10.88%, 06/15/2016	900	1,032	6.25%, 05/15/2019		4,645	4,635
Valassis Communications Inc			7.13%, 09/01/2018(d)		4,050	4,313
6.63%, 02/01/2021	850	850	8.25%, 12/15/2020		3,500	3,894
	$ 66,353		8.62%, 09/15/2015(f)		9,985	11,009
Computers - 0.87%			8.75%, 03/15/2017(f)		4,680	5,230
iGate Corp			8.88%, 09/01/2017		2,490	2,789
9.00%, 05/01/2016(d)	1,645	1,645	Landry's Holdings Inc
Seagate HDD Cayman			11.50%, 06/01/2014(d)		380	379
6.88%, 05/01/2020(d)	665	667	Oppenheimer Holdings Inc
7.00%, 11/01/2021(d)	2,835	2,863	8.75%, 04/15/2018(d)		790	828
7.75%, 12/15/2018(d)	1,200	1,260	SLM Corp
Seagate Technology HDD Holdings			5.00%, 10/01/2013		1,915	1,986
6.80%, 10/01/2016	1,250	1,325	8.45%, 06/15/2018		1,970	2,203
Stratus Technologies Bermuda Ltd / Stratus			Softbrands Inc / Atlantis Merger Sub Inc
Technologies Inc			11.50%, 07/15/2018(d)		325	318
12.00%, 03/29/2015	585	567	Springleaf Finance Corp
Stream Global Services Inc			6.90%, 12/15/2017		10,733	10,048
11.25%, 10/01/2014	350	373	UPCB Finance III Ltd
SunGard Data Systems Inc			6.63%, 07/01/2020(d)		4,135	4,145
7.38%, 11/15/2018	1,160	1,177			$ 100,194
7.63%, 11/15/2020	1,260	1,282
10.25%, 08/15/2015	1,110	1,152

See accompanying notes

77

Schedule of Investments
High Yield Fund I
July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Electric - 4.85%			Energy - Alternate Sources - 0.02%
AES Eastern Energy LP			First Wind Capital LLC
9.67%, 01/02/2029	$ 2,000 $	1,352	10.25%, 06/01/2018(d)	$ 300 $	303
Calpine Construction Finance Co LP and CCFC
Finance Corp			Engineering & Construction - 0.06%
8.00%, 06/01/2016(d)	750	810	Dycom Investments Inc
Calpine Corp			7.13%, 01/15/2021(d)	175	178
7.25%, 10/15/2017(d)	5,569	5,708	Tutor Perini Corp
7.50%, 02/15/2021(d)	6,710	6,945	7.63%, 11/01/2018	724	697
7.88%, 07/31/2020(d)	2,615	2,759		$ 875
Dynegy Holdings Inc			Entertainment - 2.76%
7.13%, 05/15/2018	2,250	1,519	Cedar Fair LP/Canada's Wonderland Co/Magnum
7.50%, 06/01/2015	100	73	Management Corp
7.63%, 10/15/2026	92	60	9.13%, 08/01/2018	2,865	3,098
7.75%, 06/01/2019	3,158	2,147	Chukchansi Economic Development Authority
Dynegy Roseton/Danskammer Pass Through Trust			8.00%, 11/15/2013(d)	1,943	1,579
Series B			Cinemark USA Inc
7.67%, 11/08/2016	4,963	3,726	7.38%, 06/15/2021(d)	600	600
Edison Mission Energy			Downstream Development Authority of the
7.00%, 05/15/2017	2,000	1,520	Quapaw Tribe of Oklahoma
7.20%, 05/15/2019	8,040	6,050	10.50%, 07/01/2019(d)	1,000	992
7.63%, 05/15/2027	4,425	3,053	FireKeepers Development Authority
7.75%, 06/15/2016	1,600	1,384	13.88%, 05/01/2015(d)	4,850	5,588
Energy Future Holdings Corp			Isle of Capri Casinos Inc
10.88%, 11/01/2017	109	92	7.00%, 03/01/2014	1,200	1,200
Energy Future Intermediate Holding Co LLC /			7.75%, 03/15/2019(d)	1,800	1,836
EFIH Finance Inc			NAI Entertainment Holdings LLC
10.00%, 12/01/2020	4,781	5,045	8.25%, 12/15/2017(d)	475	514
GenOn Energy Inc			Palace Entertainment Holdings LLC / Palace
7.63%, 06/15/2014	3,100	3,224	Entertainment Holdings Corp
7.88%, 06/15/2017	1,500	1,508	8.88%, 04/15/2017(d)	750	764
9.88%, 10/15/2020	1,160	1,224	Peninsula Gaming LLC / Peninsula Gaming Corp
Homer City Funding LLC			8.38%, 08/15/2015	750	793
8.14%, 10/01/2019	381	350	8.38%, 08/15/2015(d)	500	529
Ipalco Enterprises Inc			10.75%, 08/15/2017(d)	250	273
7.25%, 04/01/2016(d)	1,840	2,051	10.75%, 08/15/2017	2,150	2,349
Midwest Generation LLC			Pinnacle Entertainment Inc
8.56%, 01/02/2016	2,118	2,166	8.63%, 08/01/2017	500	544
NRG Energy Inc			8.75%, 05/15/2020	3,200	3,424
7.63%, 01/15/2018(d)	9,060	9,219	Production Resource Group Inc
7.63%, 05/15/2019(d)	750	750	8.88%, 05/01/2019(d)	525	531
7.88%, 05/15/2021(d)	7,135	7,189	Seneca Gaming Corp
8.25%, 09/01/2020	3,185	3,281	8.25%, 12/01/2018(d)	750	776
Texas Competitive Electric Holdings Co LLC /			Shingle Springs Tribal Gaming Authority
TCEH Finance Inc			9.38%, 06/15/2015(d)	1,775	1,225
10.25%, 11/01/2015(f)	450	218	Speedway Motorsports Inc
11.50%, 10/01/2020(d)	3,675	3,399	6.75%, 02/01/2019	750	752
	$ 76,822		8.75%, 06/01/2016	1,400	1,526
Electrical Components & Equipment - 0.12%			Universal City Development Partners Ltd / UCDP
Belden Inc			Finance Inc
7.00%, 03/15/2017	200	205	8.88%, 11/15/2015	415	471
9.25%, 06/15/2019	400	444	10.88%, 11/15/2016	1,725	2,165
General Cable Corp			WM Finance Corp
2.62%, 04/01/2015(f)	750	725	9.50%, 06/15/2016(d)	460	488
International Wire Group Holdings Inc			11.50%, 10/01/2018(d)	500	501
9.75%, 04/15/2015(d)	535	560	WMG Acquisition Corp
	$ 1,934		9.50%, 06/15/2016	10,068	10,685
Electronics - 0.48%			Yonkers Racing Corp
Kemet Corp			11.38%, 07/15/2016(d)	525	570
10.50%, 05/01/2018	1,450	1,606		$ 43,773
NXP BV / NXP Funding LLC			Environmental Control - 0.06%
3.00%, 10/15/2013(f)	1,700	1,699	WCA Waste Corp
9.75%, 08/01/2018(d)	2,290	2,570	7.50%, 06/15/2019(d)	940	940
Sanmina-SCI Corp
3.00%, 06/15/2014(d),(f)	520	489	Food - 1.03%
Viasystems Inc			Del Monte Foods Co
12.00%, 01/15/2015(d)	1,202	1,319	7.63%, 02/15/2019(d)	2,975	3,060
	$ 7,683		Dole Food Co Inc
			8.00%, 10/01/2016(d)	775	821
			13.88%, 03/15/2014	377	453

See accompanying notes

78

Schedule of Investments
High Yield Fund I
July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Food (continued)			Healthcare - Services (continued)
Ingles Markets Inc			Health Management Associates Inc
8.88%, 05/15/2017	$ 1,600 $	1,720	6.13%, 04/15/2016	$ 1,000 $	1,035
JBS USA LLC/JBS USA Finance Inc			IASIS Healthcare LLC / IASIS Capital Corp
7.25%, 06/01/2021(d)	2,850	2,814	8.38%, 05/15/2019(d)	4,800	4,752
Pilgrim's Pride Corp			Kindred Escrow Corp
7.88%, 12/15/2018(d)	2,070	1,842	8.25%, 06/01/2019(d)	5,040	4,939
Simmons Foods Inc			Multiplan Inc
10.50%, 11/01/2017(d)	250	263	9.88%, 09/01/2018(d)	950	1,019
Smithfield Foods Inc			OnCure Holdings Inc
7.75%, 07/01/2017	1,200	1,269	11.75%, 05/15/2017	600	618
SUPERVALU Inc			Radiation Therapy Services Inc
8.00%, 05/01/2016	4,000	4,150	9.88%, 04/15/2017	700	682
	$ 16,392		Select Medical Corp
Forest Products & Paper - 0.84%			7.63%, 02/01/2015	397	388
Abitibi Unsecured Notes Claims			Tenet Healthcare Corp
0.00%, 10/20/2011(a),(b),(c)	533	3	8.88%, 07/01/2019	2,595	2,867
0.00%, 06/20/2013(a),(b),(c)	780	4	9.00%, 05/01/2015	125	133
0.00%, 04/01/2015(a),(b),(c)	2,313	11	9.25%, 02/01/2015(f)	1,210	1,322
0.00%, 04/01/2028(a),(b),(c)	320	2	10.00%, 05/01/2018	125	142
0.00%, 08/01/2030(a),(b),(c)	85	—	Vanguard Health Holding Co II LLC/Vanguard
AbitibiBowater Inc			Holding Co II Inc
10.25%, 10/15/2018(d)	1,705	1,863	7.75%, 02/01/2019	800	821
Appleton Papers Inc			8.00%, 02/01/2018	700	717
10.50%, 06/15/2015(d)	690	730		$ 42,959
Boise Paper Holdings LLC / Boise Co-Issuer Co			Holding Companies - Diversified - 0.07%
8.00%, 04/01/2020	500	526	Tops Holding Corp / Tops Markets LLC
Bowater Unsecured Notes Claims			10.13%, 10/15/2015	1,100	1,173
0.00%, 11/15/2011(a),(b),(c)	700	217
Cascades Inc			Home Builders - 1.25%
7.75%, 12/15/2017	895	926	Beazer Homes USA Inc
7.88%, 01/15/2020	300	309	6.88%, 07/15/2015	300	257
Domtar Corp			9.13%, 06/15/2018	2,949	2,477
7.13%, 08/15/2015	363	405	9.13%, 05/15/2019	1,970	1,645
Georgia-Pacific LLC			DR Horton Inc
7.13%, 01/15/2017(d)	1,050	1,129	5.63%, 01/15/2016	1,175	1,194
Longview Fibre Paper & Packaging Inc			K Hovnanian Enterprises Inc
8.00%, 06/01/2016(d)	900	922	10.63%, 10/15/2016	1,950	1,809
NewPage Corp			Lennar Corp
10.00%, 05/01/2012	1,650	402	5.60%, 05/31/2015	150	149
11.38%, 12/31/2014	6,450	5,805	6.95%, 06/01/2018	1,930	1,891
	$ 13,254		12.25%, 06/01/2017	765	937
Healthcare - Products - 0.26%			M/I Homes Inc
Biomet Inc			8.63%, 11/15/2018	850	841
10.38%, 10/15/2017	2,570	2,801	Shea Homes LP / Shea Homes Funding Corp
11.63%, 10/15/2017	1,250	1,377	8.63%, 05/15/2019(d)	2,545	2,539
	$ 4,178		Standard Pacific Corp
Healthcare - Services - 2.71%			8.38%, 05/15/2018	2,645	2,665
Aviv Healthcare Properties LP/Aviv Healthcare			8.38%, 01/15/2021	2,625	2,618
Capital Corp			10.75%, 09/15/2016	720	821
7.75%, 02/15/2019(d)	900	917		$ 19,843
Capella Healthcare Inc			Housewares - 0.13%
9.25%, 07/01/2017(d)	475	502	American Standard Americas
Community Health Systems Inc			10.75%, 01/15/2016(d)	2,225	2,135
8.88%, 07/15/2015	4,344	4,491
DaVita Inc			Insurance - 1.53%
6.38%, 11/01/2018	600	613	American International Group Inc
6.63%, 11/01/2020	600	612	8.18%, 05/15/2068	4,075	4,442
Fresenius Medical Care US Finance Inc			Catlin Insurance Co Ltd
6.88%, 07/15/2017	592	633	7.25%, 12/31/2049(d)	1,940	1,833
HCA Inc			HUB International Holdings Inc
5.75%, 03/15/2014	441	449	10.25%, 06/15/2015(d)	3,000	3,000
6.38%, 01/15/2015	1,058	1,079	ILFC E-Capital Trust I
6.50%, 02/15/2020(g)	4,150	4,212	5.74%, 12/21/2065(d),(f)	2,200	1,839
7.05%, 12/01/2027	465	412	Liberty Mutual Group Inc
7.50%, 02/15/2022(g)	1,305	1,325	7.80%, 03/15/2037(d)	1,900	1,919
7.50%, 12/15/2023	1,285	1,221	10.75%, 06/15/2058(d),(f)	6,675	8,828
7.69%, 06/15/2025	1,430	1,359	Stoneheath RE
8.50%, 04/15/2019	428	472	6.87%, 12/12/2049(f)	250	235
9.63%, 11/15/2016(e)	4,885	5,227

See accompanying notes

79

Schedule of Investments High Yield Fund I July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Insurance (continued)			Machinery - Construction & Mining - 0.15%
USI Holdings Corp			Boart Longyear Management Pty Ltd
4.14%, 11/15/2014(c),(d),(f)	$ 145 $	133	7.00%, 04/01/2021(d)	$ 650 $	668
9.75%, 05/15/2015(d)	1,556	1,541	Terex Corp
XL Group PLC			8.00%, 11/15/2017	1,680	1,711
6.50%, 12/31/2049(f)	440	411		$ 2,379
	$ 24,181		Machinery - Diversified - 0.88%
Internet - 0.16%			Case New Holland Inc
eAccess Ltd			7.88%, 12/01/2017(d)	7,125	8,069
8.25%, 04/01/2018(d)	1,324	1,347	Columbus McKinnon Corp/NY
Equinix Inc			7.88%, 02/01/2019	750	776
7.00%, 07/15/2021	465	484	Liberty Tire Recycling
8.13%, 03/01/2018	680	748	11.00%, 10/01/2016(d)	600	642
	$ 2,579		Manitowoc Co Inc/The
Iron & Steel - 0.43%			8.50%, 11/01/2020	3,655	3,975
AK Steel Corp			Stewart & Stevenson LLC / Stewart & Stevenson
7.63%, 05/15/2020	810	828	Funding Corp
APERAM			10.00%, 07/15/2014	400	408
7.38%, 04/01/2016(d)	350	347		$ 13,870
7.75%, 04/01/2018(d)	1,050	1,055	Media - 8.72%
Essar Steel Algoma Inc			AMC Networks Inc
9.38%, 03/15/2015(d)	285	287	7.75%, 07/15/2021(d)	1,575	1,658
JMC Steel Group			Barrington Broadcasting Group LLC and
8.25%, 03/15/2018(d)	450	467	Barrington Broadcasting Capital Corp
Steel Dynamics Inc			10.50%, 08/15/2014	250	242
7.63%, 03/15/2020	500	536	Block Communications Inc
United States Steel Corp			8.25%, 12/15/2015(d)	2,785	2,869
6.65%, 06/01/2037	1,195	1,046	Bresnan Broadband Holdings LLC
7.00%, 02/01/2018	260	261	8.00%, 12/15/2018(d)	250	259
7.38%, 04/01/2020	1,925	2,000	Cablevision Systems Corp
	$ 6,827		8.00%, 04/15/2020	1,185	1,298
Leisure Products & Services - 0.10%			CCH II LLC / CCH II Capital Corp
Royal Caribbean Cruises Ltd			13.50%, 11/30/2016	1,600	1,888
6.88%, 12/01/2013	106	114	CCO Holdings LLC / CCO Holdings Capital Corp
7.25%, 06/15/2016	502	541	6.50%, 04/30/2021	5,920	5,905
11.88%, 07/15/2015	696	860	7.00%, 01/15/2019	3,390	3,526
	$ 1,515		7.00%, 01/15/2019(d)	1,025	1,064
Lodging - 2.73%			7.25%, 10/30/2017	5,708	6,022
Ameristar Casinos Inc			7.88%, 04/30/2018	510	548
7.50%, 04/15/2021(d)	2,175	2,262	8.13%, 04/30/2020	4,315	4,736
Boyd Gaming Corp			Cengage Learning Acquisitions Inc
9.13%, 12/01/2018(d)	709	731	10.50%, 01/15/2015(d),(f)	4,950	4,232
Caesars Entertainment Operating Co Inc			Cequel Communications Holdings I LLC and
11.25%, 06/01/2017	1,000	1,101	Cequel Capital Corp
CityCenter Holdings LLC / CityCenter Finance			8.63%, 11/15/2017(d)	9,752	10,374
Corp			Charter Communications Operating LLC / Charter
7.63%, 01/15/2016(d)	4,630	4,838	Communications Operating Capital
10.75%, 01/15/2017(d),(e)	7,166	7,704	10.87%, 09/15/2014(d),(f)	800	882
Mandalay Resort Group			Citadel Broadcasting Corp
7.63%, 07/15/2013	1,200	1,201	7.75%, 12/15/2018(d)	2,455	2,642
MCE Finance Ltd			Clear Channel Communications Inc
10.25%, 05/15/2018	1,360	1,540	9.00%, 03/01/2021(d)	2,100	1,984
MGM Resorts International			10.75%, 08/01/2016	13,365	11,828
6.63%, 07/15/2015	1,584	1,525	Clear Channel Worldwide Holdings Inc
7.50%, 06/01/2016	4,209	4,104	9.25%, 12/15/2017	3,750	4,096
7.63%, 01/15/2017	3,635	3,567	9.25%, 12/15/2017	475	517
9.00%, 03/15/2020	1,275	1,418	CSC Holdings LLC
10.00%, 11/01/2016(d)	1,950	2,104	7.63%, 07/15/2018	600	654
11.38%, 03/01/2018	1,000	1,160	7.88%, 02/15/2018	350	384
San Pasqual Casino			8.50%, 06/15/2015	450	486
8.00%, 09/15/2013(d)	3,821	3,783	8.63%, 02/15/2019	351	402
Seminole Hard Rock Entertainment Inc			Cumulus Media Inc
2.75%, 03/15/2014(d),(f)	2,750	2,612	7.75%, 05/01/2019(d)	1,525	1,464
Starwood Hotels & Resorts Worldwide Inc			DISH DBS Corp
6.75%, 05/15/2018	1,700	1,900	6.75%, 06/01/2021(d)	7,270	7,507
Wynn Las Vegas LLC / Wynn Las Vegas Capital			7.75%, 05/31/2015	6,980	7,634
Corp			7.88%, 09/01/2019	1,800	1,978
7.75%, 08/15/2020	1,500	1,658	Fisher Communications Inc
	$ 43,208		8.63%, 09/15/2014	329	336

See accompanying notes

80

Schedule of Investments
High Yield Fund I
July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Media (continued)			Miscellaneous Manufacturing (continued)
Gannett Co Inc			FGI Holding Co Inc
6.38%, 09/01/2015(d)	$ 200 $	208	11.25%, 10/01/2015(e)	$ 916 $	934
7.13%, 09/01/2018(d)	5,295	5,401	Harland Clarke Holdings Corp
9.38%, 11/15/2017	6,035	6,714	6.00%, 05/15/2015(f)	2,450	2,015
Insight Communications Co Inc			Hexcel Corp
9.38%, 07/15/2018(d)	850	921	6.75%, 02/01/2015	140	143
McClatchy Co/The			JB Poindexter & Co Inc
11.50%, 02/15/2017	1,150	1,216	8.75%, 03/15/2014	865	876
Media General Inc			SPX Corp
11.75%, 02/15/2017	1,250	1,178	6.88%, 09/01/2017(d)	475	509
Mediacom Broadband LLC / Mediacom Broadband			Trimas Corp
Corp			9.75%, 12/15/2017	300	330
8.50%, 10/15/2015	66	68		$ 8,365
Mediacom LLC / Mediacom Capital Corp			Mortgage Backed Securities - 0.14%
9.13%, 08/15/2019	2,761	2,940	Banc of America Large Loan Inc
Nexstar Broadcasting Inc			1.94%, 11/15/2013(d),(f)	2,431	2,256
7.00%, 01/15/2014	247	246
7.00%, 01/15/2014	753	751	Oil & Gas - 6.62%
Nielsen Finance LLC / Nielsen Finance Co			Alta Mesa Holdings / Alta Mesa Finance Services
11.50%, 05/01/2016	636	739	Corp
Quebecor Media Inc			9.63%, 10/15/2018(d)	1,150	1,156
7.75%, 03/15/2016	1,500	1,553	ATP Oil & Gas Corp/United States
Sinclair Television Group Inc			11.88%, 05/01/2015	9,800	9,996
8.38%, 10/15/2018	650	687	Bill Barrett Corp
Sirius XM Radio Inc			9.88%, 07/15/2016	1,000	1,130
8.75%, 04/01/2015(d)	2,430	2,709	Bluewater Holding BV
9.75%, 09/01/2015(d)	1,300	1,443	3.25%, 07/17/2014(d),(f)	200	161
Unitymedia Hessen GmbH & Co KG / Unitymedia			Brigham Exploration Co
NRW GmbH			6.88%, 06/01/2019(d)	420	441
8.13%, 12/01/2017(d)	1,400	1,505	8.75%, 10/01/2018	450	506
Univision Communications Inc			Calumet Specialty Products Partners LP/Calumet
6.88%, 05/15/2019(d)	1,900	1,886	Finance Corp
7.88%, 11/01/2020(d)	2,000	2,062	9.38%, 05/01/2019(d)	450	461
8.50%, 05/15/2021(d)	2,475	2,450	Chesapeake Energy Corp
Videotron Ltee			6.13%, 02/15/2021	7,580	7,921
9.13%, 04/15/2018	5,645	6,344	6.63%, 08/15/2020	3,335	3,602
XM Satellite Radio Inc			6.88%, 08/15/2018	1,630	1,760
7.63%, 11/01/2018(d)	7,220	7,653	9.50%, 02/15/2015	5,100	5,993
13.00%, 08/01/2013(d)	1,860	2,181	Cimarex Energy Co
	$ 138,270		7.13%, 05/01/2017	2,555	2,689
Metal Fabrication & Hardware - 0.08%			Citgo Petroleum Corp
Mueller Water Products Inc			11.50%, 07/01/2017(d)	1,325	1,544
7.38%, 06/01/2017	1,015	969	Comstock Resources Inc
Wolverine Tube Inc			7.75%, 04/01/2019	250	260
6.00%, 06/28/2014(b),(c)	225	225	8.38%, 10/15/2017	2,396	2,540
	$ 1,194		Concho Resources Inc/Midland TX
Mining - 1.29%			6.50%, 01/15/2022	1,065	1,113
Aleris International Inc			7.00%, 01/15/2021	1,325	1,428
7.63%, 02/15/2018(d)	450	457	Continental Resources Inc/OK
FMG Resources August 2006 Pty Ltd			7.38%, 10/01/2020	1,225	1,320
6.88%, 02/01/2018(d)	500	520	EXCO Resources Inc
7.00%, 11/01/2015(d)	10,285	10,658	7.50%, 09/15/2018	5,930	5,900
Noranda Aluminum Acquisition Corp			Forest Oil Corp
4.42%, 05/15/2015(e),(f)	1,849	1,772	7.25%, 06/15/2019	2,990	3,110
Novelis Inc/GA			Hilcorp Energy I LP/Hilcorp Finance Co
8.75%, 12/15/2020	2,500	2,781	7.63%, 04/15/2021(d)	1,556	1,649
Taseko Mines Ltd			8.00%, 02/15/2020(d)	2,150	2,322
7.75%, 04/15/2019	350	356	Linn Energy LLC/Linn Energy Finance Corp
Thompson Creek Metals Co Inc			7.75%, 02/01/2021(d)	4,250	4,526
7.38%, 06/01/2018(d)	700	694	8.63%, 04/15/2020	3,245	3,594
Vulcan Materials Co			Newfield Exploration Co
6.50%, 12/01/2016	905	902	6.63%, 09/01/2014	930	944
7.50%, 06/15/2021	2,330	2,337	6.88%, 02/01/2020	750	808
	$ 20,477		7.13%, 05/15/2018	500	535
Miscellaneous Manufacturing - 0.53%			NFR Energy LLC/NFR Energy Finance Corp
Colt Defense LLC / Colt Finance Corp			9.75%, 02/15/2017(d)	1,400	1,372
8.75%, 11/15/2017	874	765	9.75%, 02/15/2017(d)	1,800	1,764
Eastman Kodak Co			Ocean Rig UDW Inc
9.75%, 03/01/2018(d)	3,365	2,793	9.50%, 04/27/2016	2,000	2,000

See accompanying notes

81

Schedule of Investments
High Yield Fund I
July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Oil & Gas (continued)			Packaging & Containers (continued)
Petrohawk Energy Corp			Constar International Inc
6.25%, 06/01/2019(d)	$ 1,510 $	1,750	0.00%, 02/15/2012(a),(c),(f)	$ 2,150 $	967
7.25%, 08/15/2018	940	1,093	Crown Americas LLC / Crown Americas Capital
Pioneer Natural Resources Co			Corp II
5.88%, 07/15/2016	1,245	1,329	7.63%, 05/15/2017	3,000	3,247
7.50%, 01/15/2020	889	1,024	Owens-Brockway Glass Container Inc
Plains Exploration & Production Co			7.38%, 05/15/2016	3,670	4,009
6.63%, 05/01/2021	610	637		$ 32,405
7.63%, 06/01/2018	1,550	1,666	Pharmaceuticals - 2.12%
7.63%, 04/01/2020	500	541	Elan Finance PLC / Elan Finance Corp
8.63%, 10/15/2019	960	1,068	8.75%, 10/15/2016	1,800	1,917
Precision Drilling Corp			8.75%, 10/15/2016	1,500	1,594
6.50%, 12/15/2021(d)	435	444	Endo Pharmaceuticals Holdings Inc
6.63%, 11/15/2020	740	766	7.00%, 07/15/2019(d)	3,385	3,546
QEP Resources Inc			7.25%, 01/15/2022(d)	550	577
6.88%, 03/01/2021	1,325	1,438	Giant Funding Corp
Quicksilver Resources Inc			8.25%, 02/01/2018(d)	400	421
11.75%, 01/01/2016	2,770	3,199	Mylan Inc/PA
Range Resources Corp			7.63%, 07/15/2017(d)	1,395	1,531
5.75%, 06/01/2021	1,125	1,180	7.88%, 07/15/2020(d)	6,940	7,703
6.75%, 08/01/2020	85	93	Omnicare Inc
7.25%, 05/01/2018	50	53	6.88%, 12/15/2015	1,700	1,747
SandRidge Energy Inc			7.75%, 06/01/2020	225	245
7.50%, 03/15/2021(d)	1,385	1,454	Valeant Pharmaceuticals International
8.00%, 06/01/2018(d)	3,475	3,684	6.50%, 07/15/2016(d)	6,890	6,752
Seadrill Ltd			6.75%, 10/01/2017(d)	3,400	3,324
6.50%, 10/05/2015	1,200	1,173	6.88%, 12/01/2018(d)	2,945	2,856
SM Energy Co			7.00%, 10/01/2020(d)	750	724
6.63%, 02/15/2019(d)	2,433	2,506	7.25%, 07/15/2022(d)	750	722
Swift Energy Co				$ 33,659
7.13%, 06/01/2017	1,500	1,545	Pipelines - 1.76%
8.88%, 01/15/2020	1,667	1,817	El Paso Corp
Unit Corp			6.88%, 06/15/2014	500	559
6.63%, 05/15/2021	1,125	1,136	7.00%, 06/15/2017	1,685	1,951
W&T Offshore Inc			7.25%, 06/01/2018	1,000	1,160
8.50%, 06/15/2019(d)	1,679	1,744	7.75%, 01/15/2032	1,150	1,366
Western Refining Inc			7.80%, 08/01/2031	1,765	2,094
10.75%, 06/15/2014(d),(f)	909	975	Energy Transfer Equity LP
	$ 104,860		7.50%, 10/15/2020	5,050	5,403
Oil & Gas Services - 0.50%			Genesis Energy LP/Genesis Energy Finance Corp
American Petroleum Tankers Parent LLC / AP			7.88%, 12/15/2018(d)	625	636
Tankers Co			Kinder Morgan Finance Co ULC
10.25%, 05/01/2015	230	238	5.70%, 01/05/2016	1,300	1,365
Cie Generale de Geophysique - Veritas			MarkWest Energy Partners LP / MarkWest Energy
6.50%, 06/01/2021(d)	1,356	1,339	Finance Corp
Exterran Holdings Inc			6.75%, 11/01/2020	865	920
7.25%, 12/01/2018(d)	870	883	8.75%, 04/15/2018	3,660	4,008
Helix Energy Solutions Group Inc			Regency Energy Partners LP/Regency Energy
9.50%, 01/15/2016(d)	788	828	Finance Corp
Key Energy Services Inc			6.50%, 07/15/2021	1,500	1,560
6.75%, 03/01/2021	700	723	6.88%, 12/01/2018	2,705	2,867
Oil States International Inc			Targa Resources Partners LP / Targa Resources
6.50%, 06/01/2019(d)	1,650	1,683	Partners Finance Corp
Sevan Marine ASA			6.88%, 02/01/2021(d)	1,125	1,125
3.42%, 05/14/2013(d),(f)	1,400	1,064	7.88%, 10/15/2018(d)	886	928
Trinidad Drilling Ltd			8.25%, 07/01/2016	1,785	1,892
7.88%, 01/15/2019(d)	1,125	1,181		$ 27,834
	$ 7,939		Private Equity - 0.05%
Packaging & Containers - 2.04%			CKE Holdings Inc
Ardagh Packaging Finance PLC			10.50%, 03/14/2016(d),(e)	830	855
7.38%, 10/15/2017(d)	350	361
9.13%, 10/15/2020(d)	1,500	1,583	Real Estate - 0.21%
Ball Corp			CB Richard Ellis Services Inc
5.75%, 05/15/2021	1,490	1,505	6.63%, 10/15/2020	1,035	1,061
7.38%, 09/01/2019	905	996	First Industrial LP
Berry Plastics Corp			6.42%, 06/01/2014	1,000	1,049
8.25%, 11/15/2015	630	668	Kennedy-Wilson Inc
9.50%, 05/15/2018	11,076	11,104	8.75%, 04/01/2019(d)	705	705
9.75%, 01/15/2021	8,005	7,965

See accompanying notes

82

Schedule of Investments High Yield Fund I July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Real Estate (continued)			Retail (continued)
Realogy Corp			Toys R Us Property Co II LLC
11.50%, 04/15/2017(f)	$ 515 $	520	8.50%, 12/01/2017	$ 1,020 $	1,091
	$ 3,335		Wendy's/Arby's Restaurants LLC
REITS - 0.61%			10.00%, 07/15/2016	750	833
CNL Income Properties Inc				$ 67,655
7.25%, 04/15/2019(d)	1,875	1,711	Semiconductors - 0.75%
DuPont Fabros Technology LP			Advanced Micro Devices Inc
8.50%, 12/15/2017	1,100	1,205	7.75%, 08/01/2020	925	974
Host Hotels & Resorts LP			Amkor Technology Inc
6.75%, 06/01/2016	935	964	6.63%, 06/01/2021(d)	665	655
6.88%, 11/01/2014	2,490	2,555	7.38%, 05/01/2018	1,165	1,197
Omega Healthcare Investors Inc			Freescale Semiconductor Inc
6.75%, 10/15/2022	3,175	3,231	8.05%, 02/01/2020(d)	1,800	1,813
	$ 9,666		9.25%, 04/15/2018(d)	4,835	5,270
Retail - 4.27%			10.75%, 08/01/2020(d)	785	885
Academy Ltd / Academy Finance Corp			MEMC Electronic Materials Inc
9.25%, 08/01/2019(d),(g)	550	558	7.75%, 04/01/2019(d)	1,198	1,144
AmeriGas Partners LP / AmeriGas Finance Corp				$ 11,938
6.25%, 08/20/2019(g)	2,625	2,632	Shipbuilding - 0.10%
Asbury Automotive Group Inc			Huntington Ingalls Industries Inc
8.38%, 11/15/2020(d)	392	401	6.88%, 03/15/2018(d)	1,050	1,082
CKE Restaurants Inc			7.13%, 03/15/2021(d)	525	542
11.38%, 07/15/2018	1,736	1,914		$ 1,624
Claire's Stores Inc			Software - 1.08%
8.88%, 03/15/2019(d)	2,400	2,256	Fidelity National Information Services Inc
DineEquity Inc			7.63%, 07/15/2017	3,750	3,998
9.50%, 10/30/2018	1,560	1,714	7.88%, 07/15/2020	2,505	2,674
Ferrellgas LP / Ferrellgas Finance Corp			First Data Corp
6.50%, 05/01/2021	1,000	965	8.25%, 01/15/2021(d)	376	369
9.13%, 10/01/2017	3,950	4,236	9.88%, 09/24/2015	85	86
Gymboree Corp			11.25%, 03/31/2016	5,480	5,398
9.13%, 12/01/2018	2,196	2,119	12.63%, 01/15/2021(d)	4,338	4,598
HSN Inc				$ 17,123
11.25%, 08/01/2016	830	942	Storage & Warehousing - 0.03%
Inergy LP/Inergy Finance Corp			Mobile Mini Inc
6.88%, 08/01/2021(d)	900	904	7.88%, 12/01/2020	425	443
7.00%, 10/01/2018	3,570	3,641
J Crew Group Inc			Telecommunications - 11.53%
8.13%, 03/01/2019(d)	750	726	Avaya Inc
JC Penney Co Inc			7.00%, 04/01/2019(d)	1,080	1,045
5.65%, 06/01/2020	2,155	2,133	9.75%, 11/01/2015	3,075	3,129
Landry's Restaurants Inc			Brightstar Corp
11.63%, 12/01/2015	655	716	9.50%, 12/01/2016(d)	2,055	2,199
Michaels Stores Inc			Buccaneer Merger Sub Inc
0.00%, 11/01/2016(a),(f)	5,000	5,212	9.13%, 01/15/2019(d)	2,450	2,563
7.75%, 11/01/2018(d)	1,105	1,105	CC Holdings GS V LLC/Crown Castle GS III
Nebraska Book Co Inc			Corp
0.00%, 03/15/2012(a)	886	658	7.75%, 05/01/2017(d)	650	711
10.00%, 12/01/2011	597	596	Cincinnati Bell Inc
Needle Merger Sub Corp			8.25%, 10/15/2017	1,000	1,015
8.13%, 03/15/2019(d)	2,000	2,020	8.75%, 03/15/2018	435	417
QVC Inc			Citizens Communications Co
7.13%, 04/15/2017(d)	225	241	7.13%, 03/15/2019	1,375	1,428
7.38%, 10/15/2020(d)	225	248	Clearwire Communications LLC/Clearwire
RadioShack Corp			Finance Inc
6.75%, 05/15/2019(d)	1,000	973	12.00%, 12/01/2015(d)	11,994	12,249
Real Mex Restaurants Inc			12.00%, 12/01/2015(d)	71	72
0.00%, 01/01/2013(a)	400	336	12.00%, 12/01/2017(d)	4,395	4,390
Rite Aid Corp			CommScope Inc
7.50%, 03/01/2017	2,650	2,703	8.25%, 01/15/2019(d)	1,955	2,033
8.63%, 03/01/2015	1,725	1,639	CPI International Inc
9.50%, 06/15/2017	4,000	3,700	8.00%, 02/15/2018(d)	690	656
10.25%, 10/15/2019	2,570	2,853	Cricket Communications Inc
Sears Holdings Corp			7.75%, 05/15/2016	8,335	8,887
6.63%, 10/15/2018(d)	9,115	8,317	7.75%, 10/15/2020	4,990	4,953
Toys R US - Delaware Inc			Crown Castle International Corp
7.38%, 09/01/2016(d)	2,100	2,163	9.00%, 01/15/2015	500	548
Toys R Us Property Co I LLC			EH Holding Corp
10.75%, 07/15/2017	6,320	7,110	6.50%, 06/15/2019(d)	325	334

See accompanying notes

83

Schedule of Investments
High Yield Fund I
July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's)	Value (000's)
Telecommunications (continued)			Telecommunications (continued)
EH Holding Corp (continued)			Windstream Corp
7.63%, 06/15/2021(d)	$ 345 $	355	7.75%, 10/01/2021	$ 8,065	$ 8,549
Frontier Communications Corp			7.88%, 11/01/2017	2,920	3,120
8.25%, 05/01/2014	100	110	8.13%, 08/01/2013	1,170	1,272
8.25%, 04/15/2017	270	296	8.13%, 09/01/2018	375	401
8.50%, 04/15/2020	720	790			$ 182,677
8.75%, 04/15/2022	270	296	Transportation - 0.88%
9.00%, 08/15/2031	6,505	6,725	ACL I Corp
GCI Inc			10.63%, 02/15/2016(d),(e)	629	579
8.63%, 11/15/2019	4,375	4,812	AMGH Merger Sub Inc
Global Crossing Ltd			9.25%, 11/01/2018(d)	270	289
12.00%, 09/15/2015	125	145	CMA CGM SA
Integra Telecom Holdings Inc			8.50%, 04/15/2017(d)	1,900	1,415
10.75%, 04/15/2016(d)	6,425	6,682	Commercial Barge Line Co
Intelsat Jackson Holdings SA			12.50%, 07/15/2017	600	670
7.25%, 04/01/2019(d)	800	810	General Maritime Corp
7.25%, 10/15/2020(d)	1,200	1,214	12.00%, 11/15/2017	1,505	971
8.50%, 11/01/2019	3,725	3,986	Kansas City Southern de Mexico SA de CV
9.50%, 06/15/2016	450	473	6.13%, 06/15/2021(d)	487	498
Intelsat Luxembourg SA			6.63%, 12/15/2020(d)	619	648
11.50%, 02/04/2017	17,180	18,469	Kansas City Southern Railway
iPCS Inc			8.00%, 06/01/2015	500	538
2.40%, 05/01/2013(f)	550	539	Navios Maritime Acquisition Corp / Navios
Level 3 Escrow Inc			Acquisition Finance US Inc
8.13%, 07/01/2019(d)	3,640	3,667	8.63%, 11/01/2017(d)	325	314
Level 3 Financing Inc			Navios Maritime Holdings Inc / Navios Maritime
9.25%, 11/01/2014	451	464	Finance US Inc
9.38%, 04/01/2019(d)	2,105	2,197	8.88%, 11/01/2017	1,792	1,819
10.00%, 02/01/2018	620	668	Navios South American Logisitcs Inc / Navios
MetroPCS Wireless Inc			Logistics Finance US Inc
6.63%, 11/15/2020	1,000	1,003	9.25%, 04/15/2019(d)	350	351
7.88%, 09/01/2018	1,655	1,761	PHI Inc
Nextel Communications Inc			8.63%, 10/15/2018	1,000	1,025
7.38%, 08/01/2015	4,250	4,250	Quality Distribution LLC / QD Capital Corp
NII Capital Corp			9.88%, 11/01/2018	1,500	1,562
8.88%, 12/15/2019	2,195	2,415	RailAmerica Inc
10.00%, 08/15/2016	725	836	9.25%, 07/01/2017	1,853	2,038
PAETEC Holding Corp			Ultrapetrol Bahamas Ltd
8.88%, 06/30/2017	3,455	3,714	9.00%, 11/24/2014	1,150	1,156
9.88%, 12/01/2018	1,230	1,319			$ 13,873
Qwest Communications International Inc			Trucking & Leasing - 0.06%
7.13%, 04/01/2018	6,720	7,190	Aircastle Ltd
8.00%, 10/01/2015	460	500	9.75%, 08/01/2018	800	886
SBA Telecommunications Inc
8.25%, 08/15/2019	350	378	TOTAL BONDS		$ 1,421,303
Sprint Capital Corp				Principal
6.88%, 11/15/2028	2,645	2,513		Amount
Sprint Nextel Corp			CONVERTIBLE BONDS - 0.01%	(000's)	Value (000's)
6.00%, 12/01/2016	17,990	17,990	Building Materials - 0.01%
Telesat Canada / Telesat LLC			US Concrete Inc
11.00%, 11/01/2015	1,465	1,604	9.50%, 08/31/2015(d)	100	119
Vimpel Communications Via VIP Finance Ireland
Ltd OJSC			TOTAL CONVERTIBLE BONDS		$ 119
7.75%, 02/02/2021(d)	1,650	1,702
VimpelCom Holdings BV				Principal
4.25%, 06/29/2014(b),(d),(f)	500	504	SENIOR FLOATING RATE INTERESTS -	Amount
6.25%, 03/01/2017(d)	200	201	6.38%	(000's)	Value (000's)
7.50%, 03/01/2022(d)	750	750	Advertising - 0.31%
			RH Donnelley Inc, Term Loan
Virgin Media Finance PLC			9.00%, 10/24/2014(f)	$ 922	$ 594
8.38%, 10/15/2019	2,600	2,905	9.00%, 10/24/2014(f)	961	620
9.50%, 08/15/2016	4,485	5,046	9.00%, 10/24/2014(f)	234	151
West Corp
7.88%, 01/15/2019(d)	1,080	1,077	Vertis Inc, Term Loan
			11.75%, 12/21/2015(f)	1,140	1,029
8.63%, 10/01/2018(d)	1,040	1,079
			11.75%, 12/21/2015(f)	10	9
Wind Acquisition Finance SA
7.25%, 02/15/2018(d)	7,790	7,770	Visant Holding Corp, 1st Lien Term Loan
			5.25%, 12/16/2031(f)	2,587	2,567
11.75%, 07/15/2017(d)	2,220	2,461
Wind Acquisition Holdings Finance SA					$ 4,970
12.25%, 07/15/2017(d),(e)	935	1,040

See accompanying notes

84

Schedule of Investments
High Yield Fund I
July 31, 2011 (unaudited)

	Principal			Principal
SENIOR FLOATING RATE INTERESTS	Amount		SENIOR FLOATING RATE INTERESTS	Amount
(continued)	(000's) Value (000's)		(continued)	(000's) Value (000's)
Aerospace & Defense - 0.05%			Consumer Products (continued)
Ducommun Inc, Term Loan B			Spectrum Brands Holdings Inc, 1st Lien Term
5.50%, 06/30/2017(f)	$ 850 $	852	Loan
			5.00%, 06/01/2016(f)	$ 182 $	183
Agriculture - 0.04%			5.00%, 06/01/2016(f)	182	183
American Rock Salt, 1st Lien Term Loan			5.00%, 06/01/2016(f)	10	10
5.50%, 04/25/2017(f)	600	600		$ 2,000
			Diversified Financial Services - 0.43%
Airlines - 0.18%			Capmark Financial Group, Term Loan
Delta Air Lines Inc, Term Loan			0.00%, 03/23/2013(a),(f)	10,610	6,276
4.25%, 03/05/2016(f)	2,993	2,918	Nexeo Solutions LLC, Term Loan
			5.00%, 09/08/2017(f)	162	161
Automobile Manufacturers - 0.18%			5.00%, 09/08/2017(f)	162	161
Chrysler, Term Loan B			5.00%, 09/08/2017(f)	201	199
6.00%, 05/30/2017(f)	3,000	2,918		$ 6,797
			Electric - 0.56%
Automobile Parts & Equipment - 0.10%			NRG Energy Inc, Term Loan
Remy International Inc, Term Loan B			4.75%, 08/04/2016(f)	274	272
6.25%, 12/17/2016(f)	1,493	1,496	Sensus Metering Systems, 1st Lien Term Loan
			4.75%, 05/12/2017(f)	449	449
Banks - 0.08%			Sensus Metering Systems, 2nd Lien Term Loan
CIT Group Holdings, Term Loan			8.50%, 05/11/2018(f)	150	151
6.25%, 07/27/2015(f)	78	78	Texas Competitive Electric Holdings Co LLC,
6.25%, 07/27/2015(f)	39	39	Term Loan
6.25%, 07/27/2015(f)	71	71	3.69%, 10/10/2014(f)	2,150	1,685
6.25%, 07/27/2015(f)	71	71	3.69%, 10/10/2014(f)	3,389	2,656
6.25%, 07/27/2015(f)	98	98	4.69%, 10/10/2017(f)	1,644	1,224
6.25%, 07/27/2015(f)	117	117	4.77%, 10/10/2017(f)	2,595	1,932
6.25%, 07/27/2015(f)	128	128	TPF Generation Holdings LLC, 2nd Lien Term
6.25%, 07/27/2015(f)	299	299	Loan
6.25%, 07/27/2015(f)	300	301	4.50%, 12/15/2014(f)	500	483
				$ 8,852
Chemicals - 0.39%			Electronics - 0.07%
AZ Chemical US Inc, 1st Lien Term Loan			Electrical Components Intl, Term Loan
4.75%, 11/19/2016(f)	936	928	1.40%, 01/25/2017(f)	44	44
Millenium Chemical, 1st Lien Term Loan			6.75%, 01/25/2017(f)	702	699
2.50%, 05/15/2014(f)	1,553	1,544
			Sensata Technologies BV, Term Loan
Norit NV, Term Loan			4.00%, 05/12/2018(f)	300	299
7.50%, 07/08/2017(f)	275	277
				$ 1,042
OM Group Inc, Term Loan			Entertainment - 0.13%
0.00%, 08/01/2017(f),(h)	570	569
			CCM Merger Inc, Term Loan
Rentech Energy Midwest Corp, Term Loan			7.00%, 02/01/2017(f)	1,689	1,705
10.00%, 06/01/2017(f)	1,025	1,015
			Isle of Capri Casinos Inc, Term Loan
Styron Inc, 1st Lien Term Loan			4.75%, 03/24/2017(f)	380	381
6.00%, 08/02/2017(f)	995	994
			4.75%, 03/24/2017(f)	19	19
Univar Inc, Term Loan B
5.00%, 06/01/2017(f)	896	893		$ 2,105
			Food - 0.06%
	$ 6,220		Dole Food Co Inc, Term Loan
Commercial Services - 0.16%			6.00%, 07/08/2018(f)	294	295
Baker Corp Intl, Term Loan			6.00%, 07/08/2018(f)	675	675
5.00%, 05/27/2018(f)	300	300
Cenveo, Term Loan				$ 970
6.25%, 12/21/2016(f)	821	824	Forest Products & Paper - 0.09%
SCH Group, 1st Lien Term Loan			Xerium Technologies Inc, Term Loan
			5.50%, 05/24/2017(f)	1,375	1,377
6.63%, 04/28/2018(f)	1,000	962
SCH Group, 2nd Lien Term Loan
10.50%, 04/28/2019(f)	500	475	Holding Companies - Diversified - 0.06%
			TL Acquisitions Inc, Term Loan
	$ 2,561		2.50%, 07/03/2014(f)	995	874
Computers - 0.04%
CDW Corp, Term Loan E
4.50%, 07/15/2017(f)	691	670	Insurance - 0.01%
			USI Holdings Corp, Term Loan
			7.00%, 05/04/2014(f)	157	157
Consumer Products - 0.13%
Reynolds Group Holdings, Term Loan E			Internet - 0.03%
0.00%, 08/15/2018(f),(h)	800	793
4.25%, 08/15/2018(f)	309	307	Transaction Network Services Inc, Term Loan
			6.00%, 11/18/2015(f)	390	391
4.25%, 08/15/2018(f)	348	345
			6.00%, 11/18/2015(f)	37	36
4.25%, 08/15/2018(f)	180	179

See accompanying notes

85

Schedule of Investments
High Yield Fund I
July 31, 2011 (unaudited)

	Principal				Principal
SENIOR FLOATING RATE INTERESTS	Amount		SENIOR FLOATING RATE INTERESTS		Amount
(continued)	(000's) Value (000's)		(continued)		(000's)	Value (000's)
Lodging - 0.70%			Pharmaceuticals (continued)
Boyd Gaming Corp, 1st Lien Term Loan			Axcan Pharma, Term Loan B	(continued)
3.69%, 12/31/2015(f)	$ 1,534 $	1,485	5.50%, 02/10/2017(f)	$ 73		$ 71
Caesars Entertainment Operating Co Inc, Term			Capsugel Holdings US Inc, Term Loan
Loan			0.00%, 08/01/2018(f),(h)		325	326
3.19%, 01/28/2015(f)	1,834	1,650				$ 1,060
3.25%, 01/28/2015(f)	3,414	3,071	REITS - 0.15%
9.50%, 10/31/2016(f)	2,806	2,923	iStar Financial Inc, Term Loan A1
Golden Nugget, 1st LienTerm Loan			5.00%, 06/28/2013(f)		1,076	1,062
3.19%, 06/14/2013(f)	19	16	5.00%, 06/28/2013(f)		783	773
3.19%, 06/14/2013(f)	16	14	Tishman Speyer Office, Term Loan
3.19%, 06/14/2013(f)	55	47	8.00%, 05/04/2012(f)		600	596
3.19%, 06/14/2013(f)	18	15				$ 2,431
3.19%, 06/14/2013(f)	100	84	Retail - 0.76%
3.19%, 06/14/2013(f)	91	76	Academy Ltd / Academy Finance Corp, Term
MGM Resorts International, Ext Term Loan E			Loan
0.00%, 02/21/2014(f),(h)	1,800	1,764	0.00%, 08/03/2018(f),(h)		625	624
	$ 11,145		Claire's Stores Inc, Term Loan
Machinery - Construction & Mining - 0.04%			3.00%, 05/27/2014(f)		1,993	1,811
Terex Corp, Term Loan			3.00%, 05/27/2014(f)		4,739	4,305
0.00%, 04/30/2017(f),(h)	700	702	Gymboree, 1st Lien Term Loan
			5.00%, 02/11/2018(f)		1,894	1,841
Machinery - Diversified - 0.03%			J Crew, 1st Lien Term Loan
Edwards Cayman Islands II Ltd, Term Loan			4.75%, 03/07/2018(f)		1,002	962
5.50%, 05/31/2016(f)	426	424	4.75%, 03/07/2018(f)		673	647
			4.75%, 03/07/2018(f)		224	216
Media - 0.80%			OSI Restaurant Partners LLC, REV Loan
Bresnan Communications, Term Loan			0.07%, 06/14/2013(f)		71	69
4.50%, 12/06/2016(f)	1,194	1,192	OSI Restaurant Partners LLC, Term Loan
Clear Channel Communications Inc, Term Loan B			2.50%, 06/14/2014(f)		731	705
3.84%, 01/29/2016(f)	2,285	1,894	Rite Aid Corp, Term Loan 2
3.84%, 01/29/2016(f)	2,890	2,396	1.94%, 06/04/2014(f)		144	137
Entercom Radio LLC, Term Loan			1.94%, 06/04/2014(f)		169	161
1.31%, 06/30/2012(f)	798	776	1.94%, 06/04/2014(f)		171	162
3.38%, 06/30/2012(f)	35	34	Rite Aid Corp, Term Loan 5
Hubbard Radio LLC, 1st Lien Term Loan			4.50%, 02/28/2018(f)		400	393
5.25%, 04/11/2017(f)	525	528				$ 12,033
Newport Television LLC, Term Loan			Semiconductors - 0.07%
9.00%, 09/14/2016(f)	2,281	2,285	Freescale Semiconductor Inc, Term Loan
9.00%, 09/14/2016(f)	624	624	4.44%, 12/01/2016(f)		1,162	1,154
Radio One Inc, 1st Lien Term Loan B
7.50%, 03/25/2016(f)	1,097	1,098	Software - 0.13%
Univision Communications Inc, 1st Lien Term			First Data Corp, Term Loan B1
Loan			2.94%, 12/24/2014(f)		668	621
2.19%, 09/20/2014(f)	1,952	1,863	First Data Corp, Term Loan B3
	$ 12,690		2.94%, 09/24/2014(f)		1,532	1,425
Miscellaneous Manufacturing - 0.24%						$ 2,046
Clarke American Corp, Term Loan			Telecommunications - 0.11%
2.69%, 06/27/2014(f)	310	283	Level 3 Financing Inc, Term Loan
2.69%, 06/27/2014(f)	425	388	2.44%, 03/13/2014(f)		500	481
2.75%, 06/27/2014(f)	665	607	2.50%, 03/13/2014(f)		1,250	1,204
2.75%, 06/27/2014(f)	257	234
2.75%, 06/27/2014(f)	442	404	Transportation - 0.06%
Jacuzzi Brands Inc, 1st Lien Term Loan			Swift Transportation Co, Term Loan
0.15%, 02/07/2014(f)	24	19	6.00%, 12/21/2016(f)		815	819
2.50%, 02/07/2014(f)	267	207	6.00%, 12/21/2016(f)		90	90
Tomkins, Term Loan B
4.25%, 09/29/2016(f)	1,718	1,718
			TOTAL SENIOR FLOATING RATE INTERESTS			$ 101,095
	$ 3,860				Maturity
Oil & Gas - 0.12%					Amount
Big West Oil, Term Loan B			REPURCHASE AGREEMENTS - 1.90%		(000's)	Value (000's)
7.00%, 07/23/2013(f)	425	427
			Banks - 1.90%
MEG Energy Corp, Term Loan B			Investment in Joint Trading Account; Credit Suisse $		6,610	$ 6,610
4.00%, 03/18/2018(f)	1,100	1,099
			Repurchase Agreement; 0.14% dated
Western Refining, Term Loan B			07/29/11 maturing 08/01/11 (collateralized by
7.50%, 03/15/2017(f)	419	422	US Treasury Strips; $6,742,264; 4.50% -
	$ 1,948		9.00%; dated 11/15/18 - 08/15/39)
Pharmaceuticals - 0.07%
Axcan Pharma, Term Loan B
5.50%, 02/10/2017(f)	674	663
See accompanying notes			86

Schedule of Investments
High Yield Fund I
July 31, 2011 (unaudited)

Maturity
Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Deutsche	$ 12,394	$ 12,394
Bank Repurchase Agreement; 0.18% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $12,641,746;
0.00% - 5.92%; dated 01/03/12 - 01/15/37)
Investment in Joint Trading Account; Merrill	6,992	6,992
Lynch Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $7,131,716; 0.00%;
dated 10/21/11 - 04/15/42)
Investment in Joint Trading Account; Morgan	4,131	4,131
Stanley Repurchase Agreement; 0.16% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $4,213,916; 0.88%
- 5.30%; dated 05/01/13 - 04/26/19)
$ 30,127
TOTAL REPURCHASE AGREEMENTS		$ 30,127
Total Investments		$ 1,565,884
Other Assets in Excess of Liabilities, Net - 1.21%		$ 19,167
TOTAL NET ASSETS - 100.00%		$ 1,585,051

(a)	Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,607 or 0.10% of net assets.
(c)	Security is Illiquid
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $546,081 or 34.45% of net assets.
(e)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(f)	Variable Rate. Rate shown is in effect at July 31, 2011.
(g)	Security purchased on a when-issued basis.
(h)	This Senior Floating Rate Note will settle after July 31, 2011, at which time the interest rate will be determined.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 63,968
Unrealized Depreciation	(23,661)
Net Unrealized Appreciation (Depreciation)	$ 40,307
Cost for federal income tax purposes	$ 1,525,577
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Communications	21.81%
Consumer, Cyclical	16.79%
Financial	16.29%
Consumer, Non-cyclical	12.33%
Energy	10.15%
Industrial	7.69%
Utilities	5.41%
Basic Materials	5.00%
Technology	3.05%
Mortgage Securities	0.14%
Diversified	0.13%
Other Assets in Excess of Liabilities, Net	1.21%
TOTAL NET ASSETS	100.00%

See accompanying notes

87

Schedule of Investments Income Fund July 31, 2011 (unaudited)

COMMON STOCKS - 0.00%	Shares Held Value (000's)			Principal
Diversified Financial Services - 0.00%				Amount
Adelphia Recovery Trust (a),(b),(c)	658,740 $	—	BONDS (continued)	(000's)	Value (000's)
			Chemicals (continued)
Pipelines - 0.00%			Airgas Inc (continued)
Energy Maintenance Services LLC (a),(b),(c)	13,299,000	—	7.13%, 10/01/2018	$ 6,000	$ 6,617
					$ 12,000
TOTAL COMMON STOCKS		$ —	Commercial Services - 0.79%
	Principal		Ceridian Corp
	Amount		11.25%, 11/15/2015(e)	12,000	12,180
BONDS - 69.75%	(000's)	Value (000's)
Aerospace & Defense - 0.90%			Diversified Financial Services - 4.59%
Lockheed Martin Corp			DVI Inc
5.50%, 11/15/2039	$ 8,000	$ 8,442	0.00%, 02/01/2004(a),(b)	8,125	1,442
5.72%, 06/01/2040(d)	3,795	4,102	0.00%, 02/01/2004(a),(b)	400	71
Lockheed Martin Tactical Systems Inc			ERAC USA Finance LLC
7.63%, 06/15/2025	1,000	1,334	4.50%, 08/16/2021(d)	2,000	2,043
		$ 13,878	6.38%, 10/15/2017(d)	4,000	4,724
Automobile Manufacturers - 0.47%			7.00%, 10/15/2037(d)	4,000	4,544
New Flyer Industries Canada ULC			FUEL Trust
14.00%, 08/19/2020(b),(c),(d)	7,000	7,253	3.98%, 06/15/2016(d)	15,000	15,135
			General Electric Capital Corp
Automobile Parts & Equipment - 0.47%			5.30%, 02/11/2021	2,000	2,132
Accuride Corp			International Lease Finance Corp
9.50%, 08/01/2018	6,750	7,206	8.75%, 03/15/2017(e)	13,000	14,527
			Jefferies Group Inc
Banks - 11.18%			6.25%, 01/15/2036	9,000	8,655
Bank of America Corp			7.75%, 03/15/2012	7,500	7,794
5.42%, 03/15/2017	5,000	5,100	Merrill Lynch & Co Inc
6.80%, 03/15/2028	670	688	5.00%, 01/15/2015	3,000	3,169
8.00%, 12/29/2049(e)	4,000	4,120	6.50%, 07/15/2018	2,000	2,200
8.13%, 12/29/2049(e)	7,000	7,209	6.75%, 06/01/2028	2,000	2,221
Citigroup Inc			QHP Royalty Sub LLC
3.95%, 06/15/2016	3,000	3,118	10.25%, 03/15/2015(b),(d)	1,889	1,927
5.85%, 08/02/2016	12,000	13,330			$ 70,584
FleetBoston Financial Corp			Electric - 8.40%
6.88%, 01/15/2028	995	1,033	Arizona Public Service Co
Goldman Sachs Group Inc/The			6.50%, 03/01/2012	5,000	5,161
3.63%, 02/07/2016	5,000	5,062	Dominion Resources Inc/VA
5.35%, 01/15/2016	2,000	2,169	5.00%, 03/15/2013	10,000	10,647
6.60%, 01/15/2012	10,000	10,254	Edison Mission Energy
ING Bank NV			7.20%, 05/15/2019	13,000	9,783
4.00%, 03/15/2016(d)	5,000	5,175	Exelon Generation Co LLC
5.00%, 06/09/2021(d)	9,000	9,223	6.20%, 10/01/2017	9,000	10,342
JP Morgan Chase & Co			6.25%, 10/01/2039	3,000	3,222
5.13%, 09/15/2014	12,000	12,976	GenOn Americas Generation LLC
7.90%, 04/29/2049(e)	5,000	5,360	8.50%, 10/01/2021	8,500	8,670
Lloyds TSB Bank PLC			GenOn Energy Inc
6.38%, 01/21/2021	14,000	14,764	9.88%, 10/15/2020	6,500	6,857
Morgan Stanley			LG&E and KU Energy LLC
3.80%, 04/29/2016	2,000	2,014	3.75%, 11/15/2020	5,000	4,846
4.75%, 04/01/2014	5,000	5,219	Metropolitan Edison Co
6.25%, 08/09/2026	7,000	7,508	4.95%, 03/15/2013	7,000	7,343
PNC Financial Services Group Inc			Nisource Finance Corp
6.75%, 08/01/2049(e)	15,000	14,968	5.25%, 09/15/2017	2,000	2,231
US Bancorp			5.40%, 07/15/2014	5,000	5,521
4.13%, 05/24/2021	3,000	3,083	6.15%, 03/01/2013	5,000	5,369
US Bank NA/Cincinnati OH			Ohio Edison Co
4.95%, 10/30/2014	6,000	6,616	5.45%, 05/01/2015	5,000	5,526
6.38%, 08/01/2011	5,000	5,000	Oncor Electric Delivery Co LLC
Wells Fargo & Co			7.00%, 09/01/2022	12,000	14,768
4.63%, 04/15/2014	11,000	11,683	PacifiCorp
7.98%, 03/29/2049(e)	15,000	16,069	4.95%, 08/15/2014	5,000	5,525
		$ 171,741	5.25%, 06/15/2035	5,000	5,247
Beverages - 0.85%			6.25%, 10/15/2037	2,000	2,390
Anheuser-Busch InBev Worldwide Inc			PPL Energy Supply LLC
7.75%, 01/15/2019	10,000	13,031	6.40%, 11/01/2011	5,000	5,070
			6.50%, 05/01/2018	3,000	3,448
Chemicals - 0.78%			Southwestern Electric Power Co
Airgas Inc			5.38%, 04/15/2015	6,500	7,147
4.50%, 09/15/2014	5,000	5,383			$ 129,113

See accompanying notes

88

Schedule of Investments
Income Fund
July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Entertainment - 1.80%			Lodging - 1.32%
CCM Merger Inc			Boyd Gaming Corp
8.00%, 08/01/2013(d)	$ 11,000 $	10,945	9.13%, 12/01/2018(d)	$ 7,000 $	7,219
Gateway Casinos & Entertainment Ltd			MGM Resorts International
8.88%, 11/15/2017(d)	2,500	2,748	11.13%, 11/15/2017	1,000	1,152
Peninsula Gaming LLC / Peninsula Gaming Corp			13.00%, 11/15/2013	10,000	11,925
10.75%, 08/15/2017	12,000	13,110		$ 20,296
10.75%, 08/15/2017(d)	750	819	Media - 2.98%
	$ 27,622		Comcast Corp
Environmental Control - 0.99%			5.15%, 03/01/2020	2,000	2,230
Republic Services Inc			6.45%, 03/15/2037	7,000	7,776
3.80%, 05/15/2018	2,000	2,072	6.95%, 08/15/2037	3,000	3,521
5.00%, 03/01/2020	12,000	13,116	Historic TW Inc
	$ 15,188		9.15%, 02/01/2023	5,260	7,290
Food - 0.41%			News America Inc
Corn Products International Inc			6.40%, 12/15/2035	8,000	8,161
4.63%, 11/01/2020	6,000	6,262	Reed Elsevier Capital Inc
			6.75%, 08/01/2011	3,607	3,607
Forest Products & Paper - 0.80%			Time Warner Cable Inc
Plum Creek Timberlands LP			4.13%, 02/15/2021	2,000	1,996
4.70%, 03/15/2021	12,000	12,229	5.00%, 02/01/2020	2,000	2,150
			6.55%, 05/01/2037	6,000	6,651
Gas - 0.63%			7.30%, 07/01/2038	2,000	2,407
Sempra Energy				$ 45,789
6.00%, 02/01/2013	9,000	9,630	Mining - 0.88%
			Xstrata Canada Corp
Healthcare - Services - 2.96%			6.00%, 10/15/2015	12,000	13,593
Alliance HealthCare Services Inc
8.00%, 12/01/2016	8,000	7,560	Oil & Gas - 4.35%
HCA Inc			BP Capital Markets PLC
7.50%, 02/15/2022(f)	1,000	1,015	4.75%, 03/10/2019	14,000	15,352
7.50%, 11/06/2033	1,700	1,534	Nabors Industries Inc
9.25%, 11/15/2016	6,000	6,401	5.00%, 09/15/2020	14,000	14,750
Healthsouth Corp			Petro-Canada
7.25%, 10/01/2018	2,000	2,095	4.00%, 07/15/2013	3,000	3,152
7.75%, 09/15/2022	4,000	4,260	9.25%, 10/15/2021	8,500	11,728
10.75%, 06/15/2016	2,796	2,950	Rowan Cos Inc
Multiplan Inc			5.00%, 09/01/2017	14,000	15,230
9.88%, 09/01/2018(d)	6,000	6,435	XTO Energy Inc
Tenet Healthcare Corp			6.75%, 08/01/2037	5,000	6,651
9.00%, 05/01/2015	6,000	6,390		$ 66,863
10.00%, 05/01/2018	6,000	6,825	Oil & Gas Services - 0.98%
	$ 45,465		Weatherford International Ltd/Bermuda
Insurance - 2.67%			5.13%, 09/15/2020	14,000	15,023
Aspen Insurance Holdings Ltd
6.00%, 08/15/2014	2,500	2,716	Packaging & Containers - 0.77%
6.00%, 12/15/2020	4,500	4,770	Sealed Air Corp
Farmers Insurance Exchange			5.63%, 07/15/2013(d)	4,000	4,204
6.00%, 08/01/2014(d)	6,000	6,509	7.88%, 06/15/2017	7,000	7,614
Fidelity National Financial Inc				$ 11,818
6.60%, 05/15/2017	12,000	12,973	Pharmaceuticals - 0.62%
Prudential Financial Inc			Elan Finance PLC / Elan Finance Corp
5.38%, 06/21/2020	2,000	2,172	8.75%, 10/15/2016	3,000	3,195
7.38%, 06/15/2019	4,000	4,848	8.75%, 10/15/2016	5,000	5,313
8.88%, 06/15/2038(e)	6,000	6,975	Omnicare Inc
	$ 40,963		6.13%, 06/01/2013	1,031	1,036
Iron & Steel - 1.86%				$ 9,544
Allegheny Technologies Inc			Pipelines - 2.90%
5.95%, 01/15/2021	13,000	14,277	El Paso Natural Gas Co
ArcelorMittal			7.50%, 11/15/2026	10,000	12,028
5.50%, 03/01/2021	14,000	14,342	Enterprise Products Operating LLC
	$ 28,619		6.38%, 02/01/2013	2,500	2,676
Leisure Products & Services - 1.17%			Express Pipeline LP
Royal Caribbean Cruises Ltd			7.39%, 12/31/2017(d)	6,968	7,470
6.88%, 12/01/2013	6,000	6,458	Southern Natural Gas Co
7.25%, 03/15/2018	5,000	5,325	8.00%, 03/01/2032	4,000	5,154
Seven Seas Cruises S de RL LLC			Tennessee Gas Pipeline Co
9.13%, 05/15/2019(d)	6,000	6,255	8.38%, 06/15/2032	2,000	2,602
	$ 18,038

See accompanying notes

89

Schedule of Investments Income Fund July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's)	Value (000's)	CONVERTIBLE BONDS (continued)	(000's)	Value (000's)
Pipelines (continued)			Pharmaceuticals - 0.17%
TransCanada PipeLines Ltd			Omnicare Inc
6.10%, 06/01/2040	$ 5,000	$ 5,679	3.25%, 12/15/2035	$ 2,682	$ 2,571
7.25%, 08/15/2038	7,000	8,881
		$ 44,490	TOTAL CONVERTIBLE BONDS		$ 10,926
Real Estate - 0.90%				Principal
WEA Finance LLC / WT Finance Aust Pty Ltd			SENIOR FLOATING RATE INTERESTS -	Amount
6.75%, 09/02/2019(d)	12,000	13,897	1.05%	(000's)	Value (000's)
			Entertainment - 0.35%
REITS - 8.48%			CCM Merger Inc, Term Loan
Arden Realty LP			7.00%, 02/01/2017(e)	$ 5,307	$ 5,358
5.20%, 09/01/2011	3,000	3,011
5.25%, 03/01/2015	8,000	8,635	Lodging - 0.70%
BioMed Realty LP			Station GVR Acquisition LLC, Term Loan
3.85%, 04/15/2016	6,000	6,145	6.25%, 05/27/2016(e)	2,500	2,428
6.13%, 04/15/2020	8,000	8,744	10.00%, 05/27/2017(e)	8,500	8,431
Duke Realty LP					$ 10,859
8.25%, 08/15/2019	12,000	14,847	TOTAL SENIOR FLOATING RATE INTERESTS		$ 16,217
HCP Inc				Principal
5.38%, 02/01/2021	3,000	3,212	U.S. GOVERNMENT & GOVERNMENT	Amount
6.00%, 03/01/2015	1,750	1,936	AGENCY OBLIGATIONS - 23.46%	(000's)	Value (000's)
6.45%, 06/25/2012	3,000	3,136	Federal Home Loan Mortgage Corporation (FHLMC) - 10.02%
7.07%, 06/08/2015	2,250	2,554	4.00%, 04/01/2039(g)	$ 12,379	$ 12,628
Health Care REIT Inc			4.00%, 04/01/2039(g)	14,776	15,074
6.00%, 11/15/2013	8,000	8,672	4.50%, 08/01/2033(g)	8,597	9,049
6.13%, 04/15/2020	2,000	2,203	4.50%, 08/01/2033(g)	4,813	5,066
6.20%, 06/01/2016	3,000	3,397	4.50%, 08/01/2033(g)	6,247	6,575
Healthcare Realty Trust Inc			4.50%, 05/01/2039(g)	14,473	15,124
5.13%, 04/01/2014	2,000	2,135	4.50%, 06/01/2039(g)	7,730	8,094
6.50%, 01/17/2017	10,500	11,919	4.50%, 07/01/2039(g)	18,356	19,216
Kimco Realty Corp			5.00%, 08/01/2035(g)	4,225	4,532
6.88%, 10/01/2019	12,000	14,186	5.00%, 11/01/2035(g)	7,950	8,523
Nationwide Health Properties Inc			5.00%, 10/01/2038(g)	14,166	14,981
6.00%, 05/20/2015	12,000	13,288	5.50%, 11/01/2017(g)	1,662	1,797
Shurgard Storage Centers LLC			5.50%, 01/01/2018(g)	494	535
5.88%, 03/15/2013	9,000	9,643	5.50%, 05/01/2031(g)	674	736
Simon Property Group LP			5.50%, 06/01/2035(g)	7,446	8,124
10.35%, 04/01/2019	9,000	12,685	5.50%, 01/01/2036(g)	8,450	9,222
		$ 130,348	5.50%, 04/01/2036(g)	7,606	8,327
Retail - 1.79%			6.00%, 03/01/2031(g)	151	168
Asbury Automotive Group Inc			6.00%, 05/01/2032(g)	676	752
8.38%, 11/15/2020(d)	2,500	2,556	6.00%, 06/01/2038(g)	3,289	3,647
Neiman Marcus Group Inc/The			6.50%, 01/01/2029(g)	196	224
10.38%, 10/15/2015	13,000	13,618	6.50%, 05/01/2029(g)	344	394
Sonic Automotive Inc			6.50%, 06/01/2029(g)	473	542
9.00%, 03/15/2018	10,750	11,341	6.50%, 06/01/2029(g)	173	199
		$ 27,515	6.50%, 08/01/2029(g)	128	147
Telecommunications - 1.32%			7.00%, 01/01/2032(g)	210	244
Corning Inc					$ 153,920
4.25%, 08/15/2020	10,000	10,347	Federal National Mortgage Association (FNMA) - 11.22%
5.90%, 03/15/2014	1,367	1,504	4.00%, 03/01/2039(g)	15,088	15,374
Qwest Corp			4.00%, 08/01/2040(g)	14,367	14,611
8.88%, 03/15/2012(e)	8,000	8,360	4.00%, 09/01/2040(g)	19,571	19,923
		$ 20,211	4.00%, 11/01/2040(g)	12,606	12,821
Transportation - 0.74%			4.50%, 06/01/2039(g)	12,241	12,801
Trailer Bridge Inc			4.50%, 08/01/2039(g)	7,216	7,565
9.25%, 11/15/2011	12,000	11,430	4.50%, 05/01/2040(g)	13,363	13,985
			5.00%, 01/01/2018(g)	1,446	1,564
TOTAL BONDS		$ 1,071,819	5.00%, 10/01/2032(g)	1,615	1,734
	Principal		5.00%, 08/01/2035(g)	14,880	15,961
	Amount		5.00%, 04/01/2039(g)	10,570	11,351
CONVERTIBLE BONDS - 0.71%	(000's)	Value (000's)	5.00%, 12/01/2039(g)	6,453	6,896
Healthcare - Products - 0.54%			5.00%, 04/01/2040(g)	10,918	11,725
China Medical Technologies Inc			5.00%, 06/01/2040(g)	9,792	10,516
4.00%, 08/15/2013	12,000	8,355	5.50%, 03/01/2033(g)	1,734	1,894
			5.50%, 02/01/2035(g)	10,335	11,288
			6.00%, 04/01/2032(g)	551	614
			6.50%, 09/01/2028(g)	60	68
			6.50%, 11/01/2028(g)	67	77

See accompanying notes

90

Schedule of Investments Income Fund July 31, 2011 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax
	Principal		cost of investments held as of the period end were as follows:
U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	Unrealized Appreciation	$ 94,764
Federal National Mortgage Association (FNMA) (continued)			Unrealized Depreciation	(12,402)
6.50%, 05/01/2031(g)	$ 99	$ 112
6.50%, 04/01/2032(g)	695	788	Net Unrealized Appreciation (Depreciation)	$ 82,362
6.50%, 05/01/2032(g)	654	742	Cost for federal income tax purposes	$ 1,450,680
7.00%, 01/01/2030(g)	16	19	All dollar amounts are shown in thousands (000's)
7.45%, 06/01/2016(g)	29	29
			Portfolio Summary (unaudited)
		$ 172,458	Sector	Percent
Government National Mortgage Association (GNMA) - 0.11%			Financial	32.61%
6.00%, 05/20/2032(e)	1,286	1,442
			Mortgage Securities	21.35%
7.00%, 06/20/2031	184	216	Utilities	9.03%
		$ 1,658	Energy	8.23%
U.S. Treasury - 2.11%			Consumer, Cyclical	8.07%
1.75%, 05/31/2016	10,000	10,211	Consumer, Non-cyclical	6.34%
2.63%, 11/15/2020	6,000	5,951	Basic Materials	4.32%
3.63%, 02/15/2020	15,000	16,298	Communications	4.30%
		$ 32,460	Industrial	3.40%
TOTAL U.S. GOVERNMENT &			Government	2.11%
GOVERNMENT AGENCY OBLIGATIONS		$ 360,496	Other Assets in Excess of Liabilities, Net	0.24%
	Maturity		TOTAL NET ASSETS	100.00%
	Amount
REPURCHASE AGREEMENTS - 4.79%	(000's)	Value (000's)
Banks - 4.79%
Investment in Joint Trading Account; Credit Suisse $	16,145	$ 16,145
Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
US Treasury Strips; $16,467,607; 4.50% -
9.00%; dated 11/15/18 - 08/15/39)
Investment in Joint Trading Account; Deutsche	30,273	30,271
Bank Repurchase Agreement; 0.18% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $30,876,763;
0.00% - 5.92%; dated 01/03/12 - 01/15/37)
Investment in Joint Trading Account; Merrill	17,078	17,077
Lynch Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $17,418,817;
0.00%; dated 10/21/11 - 04/15/42)
Investment in Joint Trading Account; Morgan	10,091	10,091
Stanley Repurchase Agreement; 0.16% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $10,292,254;
0.88% - 5.30%; dated 05/01/13 - 04/26/19)
		$ 73,584
TOTAL REPURCHASE AGREEMENTS		$ 73,584
Total Investments		$ 1,533,042
Other Assets in Excess of Liabilities, Net - 0.24%		$ 3,636
TOTAL NET ASSETS - 100.00%		$ 1,536,678

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)		Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $7,253 or 0.47% of net assets.
(d)		Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $123,183 or 8.02% of net assets.
(e)	Variable Rate. Rate shown is in effect at July 31, 2011.
(f) Security purchased on a when-issued basis.
(g)		This entity was put into conservatorship by the US Government in 2008.
See Notes to Financial Statements for additional information.

See accompanying notes

91

Schedule of Investments
Inflation Protection Fund
July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 2.58%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Banks - 0.01%			Mortgage Backed Securities (continued)
HSBC USA Capital Trust I			GSR Mortgage Loan Trust
7.81%, 12/15/2026(a)	$ 100	$ 100	0.45%, 8/25/2046(b),(d)	$ 213	$ 65
			Homebanc Mortgage Trust
Diversified Financial Services - 0.38%			0.53%, 1/25/2036(b),(d)	740	497
Bear Stearns Cos LLC/The			Impac CMB Trust
0.44%, 11/28/2011(b)	1,500	1,501	0.44%, 5/25/2037(b),(d)	1,093	893
Sirens BV			0.70%, 8/25/2035(b)	44	10
2.23%, 4/13/2012(a),(b),(c)	2,000	1,939	0.81%, 4/25/2035(b)	212	121
		$ 3,440	1.17%, 10/25/2034(b),(d)	34	23
Home Equity Asset Backed Securities - 0.05%			1.74%, 10/25/2034(b),(d)	69	24
Asset Backed Securities Corp Home Equity			Impac Secured Assets CMN Owner Trust
0.29%, 7/25/2036(b)	242	237	0.36%, 9/25/2036(b)	1,293	689
First NLC Trust			Indymac Index Mortgage Loan Trust
0.49%, 9/25/2035(b)	98	98	0.37%, 2/25/2037(b)	1,460	1,134
New Century Home Equity Loan Trust			JP Morgan Alternative Loan Trust
0.48%, 3/25/2035(b),(d)	55	47	0.34%, 3/25/2037(b)	1,343	689
Option One Mortgage Loan Trust			LB-UBS Commercial Mortgage Trust
0.64%, 3/25/2037(b),(d)	2,000	78	5.59%, 6/15/2031	390	399
1.19%, 2/25/2035(b),(d)	24	3	Merrill Lynch / Countrywide Commercial
		$ 463	Mortgage Trust
Mortgage Backed Securities - 1.42%			0.20%, 7/12/2046(a),(b)	16,106	204
Bear Stearns Alt-A Trust			Merrill Lynch Alternative Note Asset Trust
0.36%, 4/25/2037(b)	915	335	0.40%, 4/25/2037(b),(d)	3,961	1,626
Bear Stearns Commercial Mortgage Securities			Morgan Stanley Capital I
7.00%, 5/20/2030	169	173	0.79%, 12/20/2046(a),(b),(d)	200	1
Chase Mortgage Finance Corp			WaMu Mortgage Pass Through Certificates
2.78%, 7/25/2037(b)	280	252	0.41%, 8/25/2046(b)	432	91
Citigroup/Deutsche Bank Commercial Mortgage			0.56%, 1/25/2045(b)	131	93
Trust			Washington Mutual Alternative Mortgage Pass-
0.37%, 12/11/2049(a),(b)	7,885	116	Through Certificates
0.43%, 10/15/2048(b)	27,933	301	0.37%, 1/25/2047(b)	1,889	61
Countrywide Alternative Loan Trust			0.47%, 6/25/2046(b)	294	17
0.40%, 5/25/2047(b)	3,193	958			$ 12,903
0.45%, 7/25/2046(b)	1,636	946	Other Asset Backed Securities - 0.19%
0.47%, 6/25/2036(b)	698	50	Ameriquest Mortgage Securities Inc
0.61%, 12/25/2035(b),(d)	349	64	0.50%, 4/25/2034(b)	303	234
Fannie Mae			Argent Securities Inc
0.39%, 1/25/2023(b)	22	22	0.31%, 4/25/2036(b)	38	12
0.44%, 11/25/2022(b)	21	21	Carrington Mortgage Loan Trust
0.44%, 3/25/2035(b)	90	90	0.42%, 12/25/2035(b)	41	40
0.49%, 2/25/2018(b)	19	19	Countrywide Asset-Backed Certificates
0.49%, 3/25/2018(b)	139	139	0.44%, 3/25/2036(b),(d)	945	620
0.49%, 2/25/2032(b)	20	20	0.56%, 2/25/2036(b)	68	62
0.59%, 2/25/2028(b)	7	7	0.69%, 2/25/2037(b),(d)	3,000	155
Fannie Mae Grantor Trust			1.31%, 12/25/2032(b),(d)	59	43
0.54%, 5/25/2035(b)	47	46	Fannie Mae Grantor Trust
Fannie Mae Whole Loan			0.30%, 4/25/2035(b)	89	89
0.34%, 5/25/2035(b),(d)	30	30	Fannie Mae Whole Loan
0.39%, 5/25/2035(b)	64	64	0.49%, 11/25/2033(b)	3	3
0.64%, 2/25/2047(b)	63	63	First-Citizens Home Equity Loan LLC
Freddie Mac			0.40%, 9/15/2022(a),(b)	384	316
0.44%, 3/15/2023(b)	70	70	Long Beach Mortgage Loan Trust
0.49%, 5/15/2017(b)	36	36	0.72%, 6/25/2034(b)	205	158
0.49%, 2/15/2018(b)	153	153			$ 1,732
0.49%, 6/15/2018(b)	165	165	Sovereign - 0.53%
0.54%, 2/15/2030(b)	1	1	Italy Buoni Poliennali Del Tesoro
0.59%, 9/15/2033(b)	199	199	2.10%, 9/15/2021	4,084	4,852
0.64%, 6/15/2023(b)	50	50
G-Force LLC			TOTAL BONDS		$ 23,490
0.49%, 12/25/2039(a),(b),(d)	1,000	565		Principal
Ginnie Mae			U.S. GOVERNMENT & GOVERNMENT	Amount
0.54%, 10/20/2031(b)	78	78	AGENCY OBLIGATIONS - 89.72%	(000's)	Value (000's)
0.81%, 3/16/2047(b)	4,480	188	U.S. Treasury - 5.24%
1.32%, 10/16/2012(b)	2,085	21	1.50%, 6/30/2016	$ 58	$ 59
4.51%, 10/16/2028(b)	339	347	2.63%, 11/15/2020	30	30
Greenwich Capital Commercial Funding Corp			3.13%, 5/15/2021(e)	25,275	25,966
0.31%, 3/10/2039(a),(b)	52,405	636	3.63%, 2/15/2021(e)	6,600	7,082
GSC Capital Corp Mortgage Trust			4.38%, 5/15/2040(e)	1,330	1,386
0.45%, 2/25/2036(b),(d)	328	41	4.38%, 5/15/2041	4,810	5,007

See accompanying notes

92

Schedule of Investments Inflation Protection Fund July 31, 2011 (unaudited)

			Portfolio Summary (unaudited)

	Principal		Sector	Percent
U.S. GOVERNMENT & GOVERNMENT	Amount		Government	90.25%
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	Mortgage Securities	1.43%
			Financial	0.39%

U.S. Treasury 4.75%, 2/15/2041 (continued) (e)	$ 7,289	$ 8,073	Asset Backed Securities	0.23%
			Other Assets in Excess of Liabilities, Net	7.70%

U.S. Treasury Inflation-Indexed Obligations - 84.48%		$ 47,603	TOTAL NET ASSETS	100.00%
0.13%, 4/15/2016	2,570	2,683
0.50%, 4/15/2015	47,195	49,967
0.63%, 4/15/2013	10,391	10,734
0.63%, 7/15/2021	7,305	7,485
1.13%, 1/15/2021	48,596	52,351
1.25%, 4/15/2014	7,132	7,625
1.38%, 7/15/2018	6,361	7,100
1.38%, 1/15/2020	30,328	33,603
1.63%, 1/15/2015	16,242	17,836
1.63%, 1/15/2018	6,871	7,754
1.75%, 1/15/2028	12,490	14,001
1.88%, 7/15/2013	22,078	23,521
1.88%, 7/15/2015	24,628	27,557
1.88%, 7/15/2019	14,579	16,807
2.00%, 4/15/2012	38,852	39,556
2.00%, 1/15/2014(e)	42,998	46,643
2.00%, 7/15/2014	38,368	42,196
2.00%, 1/15/2026	8,203	9,515
2.13%, 1/15/2019	5,539	6,474
2.13%, 2/15/2040	65,497	77,071
2.13%, 2/15/2041	44,892	52,902
2.38%, 1/15/2017	20,106	23,419
2.38%, 1/15/2025	30,253	36,713
2.38%, 1/15/2027	10,981	13,345
2.50%, 7/15/2016	4,232	4,935
2.50%, 1/15/2029	37,626	46,644
2.63%, 7/15/2017	12,167	14,486
3.00%, 7/15/2012	17,890	18,579
3.38%, 1/15/2012	4,193	4,261
3.38%, 4/15/2032	1,235	1,754
3.63%, 4/15/2028	3,933	5,497
3.88%, 4/15/2029	31,174	45,449
		$ 768,463
TOTAL U.S. GOVERNMENT &
GOVERNMENT AGENCY OBLIGATIONS		$ 816,066
Total Investments		$ 839,556
Other Assets in Excess of Liabilities, Net - 7.70%		$ 70,053
TOTAL NET ASSETS - 100.00%		$ 909,609

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $3,877 or 0.43% of net assets.
(b)	Variable Rate. Rate shown is in effect at July 31, 2011.
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,939 or 0.21% of net assets.
(d)	Security is Illiquid
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,620 or 0.18% of net assets.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 55,722
Unrealized Depreciation	(19,440)
Net Unrealized Appreciation (Depreciation)	$ 36,282
Cost for federal income tax purposes	$ 803,274
All dollar amounts are shown in thousands (000's)

See accompanying notes

93

Schedule of Investments
Inflation Protection Fund
July 31, 2011 (unaudited)

Foreign Currency Contracts

Foreign Currency Sale								Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Deliver In Exchange For					Value	Appreciation/(Depreciation)
Euro	Citigroup Inc	10/26/2011		3,503,000 $		5,024 $	5,022	$ 2

All dollar amounts are shown in thousands (000's)

Futures Contracts

								Unrealized
Type	Long/Short	Contracts	Notional Value		Current Market Value			Appreciation/(Depreciation)
US 10 Year Note; September 2011		Long	106	$ 13,029	$ 13,323			$ 294
US 5 Year Note; September 2011		Long	71	8,631			8,623	(8)
US 2 Year Note; September 2011		Short	388	85,008			85,330	(322)
US Long Bond; September 2011		Short	250	31,293			32,031	(738)
US Ultra Bond; September 2011		Short	273	35,175			36,019	(844)
								$ (1,618)
All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

		(Pay)/Receive				Notional /Principal		Unrealized
Counterparty (Issuer)	Floating Rate Index	Floating Rate	Fixed Rate Expiration Date		Currency	Amount		Appreciation/(Depreciation)
Barclays Bank PLC	US CPI Urban Consumers	Pay	2.48%	10/25/2020	USD	$ 4,000		$ (258)
	NAS(CPURNSA)
Barclays Bank PLC	US CPI Urban Consumers	Pay	2.66%	6/23/2021	USD		10,000	(243)
	NAS(CPURNSA)
Barclays Bank PLC	US CPI Urban Consumers	Receive	1.86%	10/25/2015	USD		7,500	414
	NAS(CPURNSA)

All dollar amounts are shown in thousands (000's)

See accompanying notes

94

Schedule of Investments
International Emerging Markets Fund
July 31, 2011 (unaudited)

COMMON STOCKS - 98.50%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.47%			Coal (continued)
Focus Media Holding Ltd ADR(a)	240,342 $	7,905	New World Resources PLC	244,000 $	3,200
				$ 32,753
Agriculture - 2.40%			Commercial Services - 0.70%
Bunge Ltd	105,409	7,253	Cielo SA	425,400	11,861
Golden Agri-Resources Ltd	10,030,000	6,067
ITC Ltd	2,360,295	11,107	Computers - 2.60%
MHP SA (a)	297,575	4,989	Asustek Computer Inc	397,720	3,200
Souza Cruz SA	934,285	11,181	Foxconn Technology Co Ltd	877,000	4,045
	$ 40,597		Infosys Ltd ADR	72,275	4,497
Airlines - 0.58%			Lenovo Group Ltd	21,160,000	13,429
Air China Ltd	4,424,000	4,680	Tata Consultancy Services Ltd	729,265	18,763
Asiana Airlines (a)	509,170	5,120		$ 43,934
	$ 9,800		Distribution & Wholesale - 0.29%
Automobile Manufacturers - 4.18%			LG International Corp	84,453	4,965
Ford Otomotiv Sanayi AS	468,855	3,681
Great Wall Motor Co Ltd	3,198,500	4,828	Diversified Financial Services - 5.09%
Hyundai Motor Co	125,004	27,829	African Bank Investments Ltd	976,625	4,918
Kia Motors Corp	280,750	20,583	E.Sun Financial Holding Co Ltd	5,740,570	3,973
Mahindra & Mahindra Ltd	506,661	8,244	Fubon Financial Holding Co Ltd	6,765,000	11,036
Tata Motors Ltd	254,844	5,457	Hana Financial Group Inc	214,310	8,406
	$ 70,622		Housing Development Finance Corp	436,865	6,798
Automobile Parts & Equipment - 0.35%			KB Financial Group Inc	409,917	20,391
Iochpe-Maxion SA	211,600	2,751	KGI Securities Co Ltd (b)	313,659	3,540
Marcopolo SA	763,200	3,100	Mega Financial Holding Co Ltd	15,092,000	14,529
	$ 5,851		SinoPac Financial Holdings Co Ltd	7,604,000	3,295
Banks - 13.75%			Woori Finance Holdings Co Ltd	689,210	9,082
Banco Bradesco SA	305,076	5,801		$ 85,968
Banco de Chile	40,272,397	5,766	Electric - 2.36%
Banco do Brasil SA	970,190	16,384	China Resources Power Holdings Co Ltd	4,550,000	8,859
Banco Macro SA ADR	110,705	3,837	Cia Paranaense de Energia	281,800	6,805
Banco Santander Chile SA ADR	65,399	6,081	Enersis SA ADR	160,958	3,507
Bangkok Bank PCL	3,054,400	18,054	Federal Hydrogenerating Co JSC ADR	4,553	23
Bank Mandiri Tbk PT	8,296,767	7,643	PGE SA	612,925	5,107
Bank of China Ltd	18,358,400	8,450	Reliance Infrastructure Ltd	338,450	4,133
Bank Rakyat Indonesia Persero Tbk PT	9,315,000	7,540	Tenaga Nasional BHD	3,356,200	6,929
China Construction Bank Corp	29,419,722	23,674	Tractebel Energia SA	269,700	4,549
Grupo Financiero Banorte SAB de CV	710,899	3,113		$ 39,912
ICICI Bank Ltd ADR	324,634	15,118	Electrical Components & Equipment - 0.80%
Industrial and Commercial Bank of China Ltd	39,483,330	29,986	Harbin Power Equipment Co Ltd	2,588,000	3,411
Industrial Bank of Korea	571,420	9,823	Simplo Technology Co Ltd	1,168,200	10,068
Itau Unibanco Holding SA	702,079	14,170		$ 13,479
Kasikornbank PCL	2,757,300	13,087	Electronics - 0.86%
Malayan Banking Bhd	5,268,500	15,529	Career Technology MFG. Co Ltd	2,130,000	4,887
Sberbank of Russia	6,351,769	23,276	Chroma Ate Inc	153	—
Yes Bank Ltd	738,907	5,179	Hon Hai Precision Industry Co Ltd	1,725,887	4,922
	$ 232,511		Yageo Corp	11,631,000	4,727
Beverages - 2.53%				$ 14,536
Arca Continental SAB de CV	143,648	795	Engineering & Construction - 0.91%
Cia de Bebidas das Americas ADR	783,435	23,519	China Communications Construction Co Ltd	5,616,000	4,764
Fomento Economico Mexicano SAB de CV ADR	254,660	18,430	Daelim Industrial Co Ltd	88,409	10,577
	$ 42,744			$ 15,341
Building Materials - 1.16%			Food - 2.70%
China National Building Material Co Ltd	5,970,126	11,963	BRF - Brasil Foods SA	824,100	15,570
Taiwan Cement Corp	4,833,166	7,647	Charoen Pokphand Foods PCL (c)	6,079,300	6,453
	$ 19,610		Cia Brasileira de Distribuicao Grupo Pao de	72,558	3,134
Chemicals - 3.35%			Acucar ADR
China Petrochemical Development Corp (a)	3,783,000	5,889	CJ CheilJedang Corp	17,257	5,013
Formosa Chemicals & Fibre Corp	3,813,000	13,815	Cosan SA Industria e Comercio	470,718	7,218
Formosa Plastics Corp	1,762,000	6,635	Gruma SAB de CV (a)	1,101,595	2,343
KCC Corp	13,669	4,538	Indofood Sukses Makmur Tbk PT	8,048,000	5,995
KP Chemical Corp	164,800	4,007		$ 45,726
LG Chem Ltd	19,871	8,861	Forest Products & Paper - 0.29%
Mexichem SAB de CV	933,992	4,054	Mondi PLC	495,771	4,850
Uralkali	181,441	8,879
	$ 56,678		Gas - 0.34%
Coal - 1.94%			ENN Energy Holdings Ltd	1,720,000	5,805
China Shenhua Energy Co Ltd	1,754,000	8,795
Coal India Ltd	1,250,272	10,951	Holding Companies - Diversified - 2.45%
Harum Energy Tbk PT	4,018,500	4,573	Alfa SAB de CV	602,400	8,828
Indo Tambangraya Megah PT	883,500	5,234	Alliance Global Group Inc	19,537,600	5,369

See accompanying notes

95

Schedule of Investments International Emerging Markets Fund July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Holding Companies - Diversified (continued)			Real Estate (continued)
Barloworld Ltd	609,322 $	5,882	KWG Property Holding Ltd	4,613,000 $	3,217
GS Holdings	100,488	8,611	Supalai PCL (c)	11,466,200	5,342
Imperial Holdings Ltd	546,335	9,385			$ 18,014
KOC Holding AS	783,224	3,269	Retail - 4.11%
	$ 41,344		Arcos Dorados Holdings Inc	390,550	9,162
Home Builders - 0.71%			GOME Electrical Appliances Holding Ltd	23,108,000	10,902
Even Construtora e Incorporadora SA	1,282,100	6,242	Hyundai Department Store Co Ltd	36,789	6,417
Tecnisa SA	773,900	5,788	Intime Department Store Group Co Ltd	2,712,000	4,540
	$ 12,030		Lewis Group Ltd	351,428	4,449
Insurance - 2.96%			Lojas Renner SA	134,007	4,766
Brasil Insurance Participacoes e Administracao SA	294,400	3,740	Mr Price Group Ltd	925,583	10,198
China Life Insurance Co Ltd	552,000	1,841	President Chain Store Corp	1,126,952	7,210
Odontoprev SA	123,872	2,092	Woolworths Holdings Ltd/South Africa	2,519,750	11,882
PICC Property & Casualty Co Ltd (a)	3,824,000	6,593			$ 69,526
Ping An Insurance Group Co	1,635,000	15,900	Semiconductors - 5.16%
Porto Seguro SA	212,900	2,986	Hynix Semiconductor Inc	273,480	6,304
Sanlam Ltd	3,460,483	13,965	Powertech Technology Inc	2,009,700	5,782
Sul America SA	247,919	2,841	Samsung Electronics Co Ltd	59,439	47,597
	$ 49,958		Taiwan Semiconductor Manufacturing Co Ltd	11,119,491	27,634
Internet - 0.27%					$ 87,317
Daum Communications Corp	36,828	4,611	Shipbuilding - 0.73%
			Hyundai Heavy Industries Co Ltd	31,791	12,291
Iron & Steel - 1.44%
Dongkuk Steel Mill Co Ltd	25,400	956	Telecommunications - 9.13%
Kumba Iron Ore Ltd	115,251	8,774	Advanced Info Service PCL (c)	2,030,900	7,853
POSCO ADR	82,129	9,018	America Movil SAB de CV ADR	647,039	16,694
Severstal OAO	290,655	5,616	Axiata Group Bhd	5,018,400	8,616
	$ 24,364		China Mobile Ltd	3,124,093	31,081
Lodging - 0.80%			China Telecom Corp Ltd	13,862,000	9,082
Genting Bhd	3,726,300	13,566	Chunghwa Telecom Co Ltd	3,616,800	12,536
			HTC Corp	184,800	5,497
Machinery - Construction & Mining - 0.33%			MTN Group Ltd	649,027	14,041
China National Materials Co Ltd	7,608,000	5,608	Sistema JSFC	346,505	8,559
			Taiwan Mobile Co Ltd (a)	3,817,000	10,508
Metal Fabrication & Hardware - 0.86%			Telekom Malaysia Bhd	4,243,200	5,791
Catcher Technology Co Ltd	1,667,000	14,559	Tim Participacoes SA ADR	163,851	8,199
			Turk Telekomunikasyon AS	888,323	3,767
Mining - 7.75%			Vodacom Group Ltd	952,560	12,119
Anglo American PLC	122,222	5,785			$ 154,343
Antofagasta PLC	297,343	6,829	Textiles - 0.29%
Cia de Minas Buenaventura SA ADR	164,089	6,718	Cia Hering	229,200	4,873
Grupo Mexico SAB de CV	1,569,600	5,790
Hindalco Industries Ltd	743,782	2,828	TOTAL COMMON STOCKS		$ 1,665,077
Industrias Penoles SAB de CV	308,950	13,316	PREFERRED STOCKS - 0.49%	Shares Held Value (000's)
International Nickel Indonesia Tbk PT	9,070,500	4,519	Telecommunications - 0.49%
KGHM Polska Miedz SA	298,936	20,460	Telecomunicacoes de Sao Paulo SA	265,940	8,343
Korea Zinc Co Ltd	29,303	12,137
Sterlite Industries India Ltd ADR	105,886	1,564	TOTAL PREFERRED STOCKS		$ 8,343
Vale SA - Pref Shares	1,738,460	51,116		Maturity
	$ 131,062			Amount
Miscellaneous Manufacturing - 0.31%			REPURCHASE AGREEMENTS - 0.55%	(000's)	Value (000's)
Largan Precision Co Ltd	155,688	5,243	Banks - 0.55%
			Investment in Joint Trading Account; Credit Suisse $ 2,042		$ 2,042
Oil & Gas - 12.48%			Repurchase Agreement; 0.14% dated
China Petroleum & Chemical Corp	4,634,000	4,590	07/29/11 maturing 08/01/11 (collateralized by
CNOOC Ltd	4,608,000	10,258	US Treasury Strips; $2,082,701; 4.50% -
Gazprom OAO ADR	2,957,484	43,357	9.00%; dated 11/15/18 - 08/15/39)
Lukoil OAO ADR	350,999	23,570	Investment in Joint Trading Account; Deutsche	3,829	3,828
MOL Hungarian Oil and Gas PLC (a)	51,662	5,544	Bank Repurchase Agreement; 0.18% dated
Oil & Natural Gas Corp Ltd	776,087	4,730	07/29/11 maturing 08/01/11 (collateralized by
PetroChina Co Ltd	15,400,293	21,974	Sovereign Agency Issues; $3,905,064; 0.00%
Petroleo Brasileiro SA ADR	1,288,733	43,778	- 5.92%; dated 01/03/12 - 01/15/37)
PTT PCL (c)	1,135,500	13,160	Investment in Joint Trading Account; Merrill	2,160	2,160
Sasol Ltd	423,008	21,218	Lynch Repurchase Agreement; 0.14% dated
SK Holdings Co Ltd	65,424	11,263	07/29/11 maturing 08/01/11 (collateralized by
Tatneft ADR	179,097	7,478	Sovereign Agency Issues; $2,203,003; 0.00%;
	$ 210,920		dated 10/21/11 - 04/15/42)
Real Estate - 1.07%
Country Garden Holdings Co	11,611,000	5,946
Growthpoint Properties Ltd	1,274,455	3,509

See accompanying notes

96

Schedule of Investments International Emerging Markets Fund July 31, 2011 (unaudited)

Maturity
Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Morgan	$ 1,276	$ 1,276
Stanley Repurchase Agreement; 0.16% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $1,301,688; 0.88%
- 5.30%; dated 05/01/13 - 04/26/19)
$ 9,306
TOTAL REPURCHASE AGREEMENTS		$ 9,306
Total Investments		$ 1,682,726
Other Assets in Excess of Liabilities, Net - 0.46%		$ 7,733
TOTAL NET ASSETS - 100.00%		$ 1,690,459

(a)	Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $3,540 or 0.21% of net assets.
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $32,808 or 1.94% of net assets.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 282,050
Unrealized Depreciation	(50,644)
Net Unrealized Appreciation (Depreciation)	$ 231,406
Cost for federal income tax purposes	$ 1,451,320
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Country	Percent
Brazil	16.00%
Korea, Republic Of	15.31%
China	11.86%
Taiwan, Province Of China	11.31%
South Africa	7.13%
Russian Federation	7.13%
India	5.89%
Mexico	4.34%
Thailand	3.78%
Hong Kong	3.20%
Malaysia	2.98%
Indonesia	2.10%
United States	1.77%
Poland	1.51%
United Kingdom	1.22%
Chile	0.91%
Argentina	0.77%
Turkey	0.63%
Peru	0.40%
Singapore	0.36%
Hungary	0.33%
Philippines	0.32%
Ukraine	0.29%
Other Assets in Excess of Liabilities, Net	0.46%
TOTAL NET ASSETS	100.00%

See accompanying notes

97

Schedule of Investments
International Fund I
July 31, 2011 (unaudited)

COMMON STOCKS - 97.10%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.06%			Automobile Parts & Equipment (continued)
Publicis Groupe SA	3,133 $	159	Toyoda Gosei Co Ltd	1,600 $	35
WPP PLC	68,891	781	Toyota Boshoku Corp	1,600	27
	$ 940		Toyota Industries Corp	4,200	137
Aerospace & Defense - 2.60%				$ 6,284
BAE Systems PLC	59,090	294	Banks - 12.39%
Cobham PLC	28,855	96	Aozora Bank Ltd	14,000	34
European Aeronautic Defence and Space Co NV	6,908	240	Australia & New Zealand Banking Group Ltd	215,238	4,919
Finmeccanica SpA	10,135	78	Banca Monte dei Paschi di Siena SpA	107,554	81
Rolls-Royce Holdings PLC (a)	1,688,331	18,025	Banco Bilbao Vizcaya Argentaria SA	354,873	3,717
Safran SA	462,081	19,208	Banco Comercial Portugues SA (a)	81,266	37
	$ 37,941		Banco Espirito Santo SA	13,206	50
Agriculture - 0.64%			Banco Popolare SC	44,185	85
British American Tobacco PLC	121,709	5,618	Banco Santander SA	390,000	4,105
Golden Agri-Resources Ltd	157,640	95	Bank Hapoalim BM	23,554	116
Imperial Tobacco Group PLC	19,843	687	Bank Leumi Le-Israel BM	28,004	130
Japan Tobacco Inc	575	2,606	Bank of Cyprus PLC	21,387	47
Swedish Match AB	4,277	159	Bank of East Asia Ltd	38,600	149
Wilmar International Ltd	33,000	162	Bank of Yokohama Ltd/The	31,000	152
	$ 9,327		Barclays PLC	1,218,711	4,422
Airlines - 0.02%			BNP Paribas	247,706	16,065
Cathay Pacific Airways Ltd	27,000	63	BOC Hong Kong Holdings Ltd	61,500	184
Deutsche Lufthansa AG	5,439	109	CaixaBank	21,065	122
Singapore Airlines Ltd	14,000	165	Chiba Bank Ltd/The	18,000	114
	$ 337		Chugoku Bank Ltd/The	4,000	51
			Commerzbank AG (a)	64,649	246
Apparel - 0.89%
Adidas AG	3,522	261	Commonwealth Bank of Australia	101,142	5,469
Asics Corp	3,800	57	Credit Agricole SA	120,552	1,480
			Credit Suisse Group AG (a)	16,659	599
Billabong International Ltd	82,555	533	Danske Bank A/S (a)	79,776	1,544
Burberry Group PLC	58,634	1,434
Christian Dior SA	6,418	1,026	DBS Group Holdings Ltd	66,620	859
Prada SpA (a)	1,565,300	9,540	Deutsche Bank AG	16,558	910
			Dexia SA (a)	1	—
Yue Yuen Industrial Holdings Ltd	19,000	61
	$ 12,912		DnB NOR ASA	961,503	13,982
Automobile Manufacturers - 4.34%			Erste Group Bank AG	14,590	697
Bayerische Motoren Werke AG	180,334	18,029	Fukuoka Financial Group Inc	18,000	77
Bayerische Motoren Werke AG - Pref Shares	1,240	78	Gunma Bank Ltd/The	9,000	48
Daihatsu Motor Co Ltd	4,000	70	Hachijuni Bank Ltd/The	10,000	55
Daimler AG	15,330	1,111	Hang Seng Bank Ltd	104,800	1,645
Fiat Industrial SpA (a)	122,637	1,619	Hiroshima Bank Ltd/The	13,000	57
Fiat SpA	12,875	127	Hokuhoku Financial Group Inc	29,000	61
Fuji Heavy Industries Ltd	104,000	833	HSBC Holdings PLC	855,344	8,339
Hino Motors Ltd	6,000	37	Intesa Sanpaolo SpA	3,792,068	8,748
Honda Motor Co Ltd	661,100	26,230	Intesa Sanpaolo SpA - RSP	23,457	44
			Israel Discount Bank Ltd (a)	18,171	35
Isuzu Motors Ltd	27,000	134
Mazda Motor Corp	35,000	96	Iyo Bank Ltd/The	6,000	57
Nissan Motor Co Ltd	41,000	436	Joyo Bank Ltd/The	16,000	67
			Julius Baer Group Ltd (a)	270,994	11,514
Peugeot SA	3,614	137

Porsche Automobil Holding SE	7,905	607	KBC Lloyds Groep Banking NV Group PLC (a)	2,636,365 27,614	1,863 974
Renault SA	3,265	174
Scania AB	7,601	148	Mitsubishi UFJ Financial Group Inc	593,300	3,013
Suzuki Motor Corp	5,600	130	Mizrahi Tefahot Bank Ltd	95,916	1,008
Toyota Motor Corp	172,572	7,045	Mizuho Financial Group Inc	304,979	499
Volkswagen AG	701	128	National Australia Bank Ltd	38,173	1,005
Volkswagen AG - Pref Shares	28,336	5,656	Natixis	21,675	98
Volvo AB - B Shares	23,234	375	Nishi-Nippon City Bank Ltd/The	16,000	49
	$ 63,200		Nordea Bank AB	46,276	492
			Oversea-Chinese Banking Corp Ltd	43,199	356
Automobile Parts & Equipment - 0.43%			Pohjola Bank PLC	3,432	42
Aisin Seiki Co Ltd	25,100	963	Raiffeisen Bank International AG	1,161	58
Bridgestone Corp	73,900	1,839	Resona Holdings Inc	31,100	154
Cie Generale des Etablissements Michelin	3,105	261	Royal Bank of Scotland Group PLC (a)	257,227	149
Continental AG (a)	1,382	138
			Sberbank of Russia ADR	871,558	13,030
Denso Corp	36,200	1,286	Shinsei Bank Ltd	35,000	44
JTEKT Corp	5,600	82	Shizuoka Bank Ltd/The	15,000	141
NGK Spark Plug Co Ltd	4,000	56	Skandinaviska Enskilda Banken AB	25,763	196
NHK Spring Co Ltd	39,000	415	Societe Generale SA	75,164	3,721
NOK Corp	23,500	435	Standard Chartered PLC	35,566	906
Nokian Renkaat OYJ	2,568	120	Sumitomo Mitsui Financial Group Inc	737,700	23,207
Pirelli & C SpA	24,151	250	Sumitomo Mitsui Trust Holdings Inc	399,900	1,473
Sumitomo Electric Industries Ltd	12,500	187	Suncorp Group Ltd	124,548	1,013
Sumitomo Rubber Industries Ltd	4,100	53	Svenska Handelsbanken AB	8,938	281

See accompanying notes

98

Schedule of Investments
International Fund I
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Banks (continued)			Chemicals (continued)
Swedbank AB	14,369 $	252	Sumitomo Chemical Co Ltd	156,000 $	791
Toronto-Dominion Bank/The	156,147	12,501	Syngenta AG	1,407	448
UBS AG (a)	317,108	5,235	Taiyo Nippon Sanso Corp	7,000	55
UniCredit SpA	242,599	433	Tosoh Corp	12,000	51
United Overseas Bank Ltd	940,805	15,957	Ube Industries Ltd/Japan	184,000	625
Westpac Banking Corp	53,885	1,206	Wacker Chemie AG	4,572	864
Wing Hang Bank Ltd	4,000	43	Yara International ASA	19,271	1,101
Yamaguchi Financial Group Inc	5,000	51		$ 30,164
	$ 180,563		Coal - 0.01%
Beverages - 3.10%			MacArthur Coal Ltd	4,125	70
Anheuser-Busch InBev NV	313,100	18,021
Asahi Group Holdings Ltd	6,400	135	Commercial Services - 2.64%
Carlsberg A/S	16,389	1,610	Abertis Infraestructuras SA	9,295	171
Coca-Cola Amatil Ltd	13,769	171	Adecco SA (a)	2,074	125
Coca-Cola West Co Ltd	27,400	548	Aggreko PLC	4,484	142
Diageo PLC	986,850	20,073	Anhanguera Educacional Participacoes SA	512,793	9,870
Foster's Group Ltd	177,326	982	Atlantia SpA	7,876	146
Heineken Holding NV	2,737	139	Babcock International Group PLC	8,984	99
Heineken NV	4,810	285	Brambles Ltd	23,828	181
Kirin Holdings Co Ltd	16,000	236	Bunzl PLC	7,816	99
Pernod-Ricard SA	2,933	291	Capita Group PLC/The	1,173,419	13,801
SABMiller PLC	52,532	1,962	Dai Nippon Printing Co Ltd	14,000	159
Treasury Wine Estates Ltd (a)	202,786	766	Edenred	3,977	114
	$ 45,219		Experian PLC	85,566	1,125
Biotechnology - 0.17%			G4S PLC	33,509	150
CSL Ltd	73,563	2,480	Intertek Group PLC	3,940	124
			Kamigumi Co Ltd	58,000	578
Building Materials - 0.31%			Randstad Holding NV	238,372	10,713
Asahi Glass Co Ltd	102,000	1,179	Secom Co Ltd	3,100	155
Cie de St-Gobain	6,710	388	Serco Group PLC	12,409	110
Cimpor Cimentos de Portugal SGPS SA	5,048	39	SGS SA	80	155
CRH PLC	10,470	205	Sodexo	2,356	180
Fletcher Building Ltd	17,002	121	Toppan Printing Co Ltd	13,000	103
Geberit AG (a)	663	156	Transurban Group	30,815	172
HeidelbergCement AG	19,138	1,052		$ 38,472
Holcim Ltd (a)	4,254	292	Computers - 0.32%
Imerys SA	931	64	Atos	1,231	68
JS Group Corp	25,400	636	Cap Gemini SA	24,420	1,202
Lafarge SA	3,477	186	Computershare Ltd	10,560	95
Rinnai Corp	900	70	Fujitsu Ltd	96,000	564
Sika AG	51	119	Gemalto NV	17,765	846
TOTO Ltd	6,000	47	Indra Sistemas SA	42,166	836
	$ 4,554		TDK Corp	21,600	1,113
Chemicals - 2.07%				$ 4,724
Air Liquide SA	11,983	1,646	Consumer Products - 0.33%
Air Water Inc	45,000	545	Henkel AG & Co KGaA	3,086	168
Akzo Nobel NV	9,434	576	Henkel AG & Co KGaA - Pref Shares	3,167	214
Arkema SA	5,086	496	Reckitt Benckiser Group PLC	76,767	4,344
Asahi Kasei Corp	22,000	156	Societe BIC SA	634	60
BASF SE	47,465	4,287		$ 4,786
Bayer AG	67,844	5,427	Cosmetics & Personal Care - 0.21%
Brenntag AG	836	85	Kao Corp	10,200	289
Daicel Chemical Industries Ltd	6,000	43	L'Oreal SA	22,844	2,748
Denki Kagaku Kogyo KK	11,000	53		$ 3,037
Givaudan SA (a)	122	133	Distribution & Wholesale - 1.53%
Incitec Pivot Ltd	164,091	711	Hitachi High-Technologies Corp	18,300	396
Israel Chemicals Ltd	11,127	187	ITOCHU Corp	153,000	1,765
Johnson Matthey PLC	54,900	1,830	Jardine Cycle & Carriage Ltd	3,000	120
JSR Corp	51,500	1,052	Li & Fung Ltd	794,000	1,321
K+S AG	8,955	715	Marubeni Corp	84,000	631
Kaneka Corp	6,000	38	Mitsubishi Corp	551,500	14,750
Koninklijke DSM NV	2,716	154	Mitsui & Co Ltd	149,133	2,808
Lanxess AG	15,834	1,271	Sojitz Corp	29,600	59
Linde AG	18,727	3,356	Sumitomo Corp	18,700	264
Mitsubishi Chemical Holdings Corp	22,500	175	Toyota Tsusho Corp	5,000	87
Mitsubishi Gas Chemical Co Inc	9,000	70	Wolseley PLC	4,828	143
Mitsui Chemicals Inc	148,000	562		$ 22,344
Nitto Denko Corp	16,100	776	Diversified Financial Services - 1.79%
Shin-Etsu Chemical Co Ltd	31,200	1,683	Aeon Credit Service Co Ltd	2,000	28
Showa Denko KK	33,000	69	ASX Ltd	4,123	135
Solvay SA	882	133

See accompanying notes

99

Schedule of Investments
International Fund I
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Diversified Financial Services (continued)			Electronics (continued)
Deutsche Boerse AG	26,361 $	1,949	Yaskawa Electric Corp	1,742,000 $	19,288
Hong Kong Exchanges and Clearing Ltd	17,014	351		$ 27,600
ICAP PLC	14,054	103	Engineering & Construction - 0.71%
IG Group Holdings PLC	62,700	454	ABB Ltd (a)	36,939	885
London Stock Exchange Group PLC	3,617	59	Acciona SA	636	66
Macquarie Group Ltd	36,199	1,097	ACS Actividades de Construccion y Servicios SA	3,364	142
Mitsubishi UFJ Lease & Finance Co Ltd	14,520	627	Aeroports de Paris	742	67
Nomura Holdings Inc	52,300	254	Aker Solutions ASA	54,300	950
Old Mutual PLC	101,583	211	Auckland International Airport Ltd	22,265	44
ORIX Corp	17,760	1,916	Balfour Beatty PLC	16,685	83
Promise Co Ltd	93,000	816	Bouygues SA	3,907	148
Shinhan Financial Group Co Ltd	243,669	11,672	Chiyoda Corp	46,000	587
Shriram Transport Finance Co Ltd - Warrants (a),(b)	434,621	6,266	Eiffage SA	11,362	622
Singapore Exchange Ltd	21,000	130	Ferrovial SA	10,455	133
	$ 26,068		Fomento de Construcciones y Contratas SA	1,209	33
Electric - 2.04%			Fraport AG Frankfurt Airport Services Worldwide	873	70
A2A SpA	26,048	37	Hochtief AG	1,065	86
AGL Energy Ltd	10,912	170	JGC Corp	5,000	156
Chubu Electric Power Co Inc	61,200	1,051	Kajima Corp	19,000	59
Chugoku Electric Power Co Inc/The	7,400	119	Kinden Corp	3,000	25
CLP Holdings Ltd	31,663	293	Koninklijke Boskalis Westminster NV	1,743	73
E.ON AG	30,237	834	Kvaerner ASA (a)	54,300	115
EDF SA	3,574	136	Leighton Holdings Ltd	3,571	83
EDP - Energias de Portugal SA	45,337	157	MAp Group	696,965	2,494
Electric Power Development Co Ltd	2,700	71	Obayashi Corp	125,000	578
Enel SpA	646,081	3,721	SembCorp Industries Ltd	23,000	97
Fortum OYJ	7,330	194	Shimizu Corp	13,000	58
GDF Suez	516,320	16,884	Singapore Technologies Engineering Ltd	39,000	98
Hokkaido Electric Power Co Inc	4,500	69	Skanska AB	10,019	163
Hokuriku Electric Power Co	4,400	79	Taisei Corp	24,000	57
Iberdrola SA	64,952	528	Vinci SA	37,715	2,186
International Power PLC	387,434	1,939	WorleyParsons Ltd	4,552	138
Kansai Electric Power Co Inc/The	13,700	231		$ 10,296
Kyushu Electric Power Co Inc	9,200	145	Entertainment - 0.06%
Power Assets Holdings Ltd	55,500	459	OPAP SA	5,304	88
Public Power Corp SA	3,227	40	Oriental Land Co Ltd/Japan	1,300	122
Red Electrica Corporacion SA	2,710	148	Sankyo Co Ltd	1,300	69
RWE AG	7,030	369	TABCORP Holdings Ltd	16,685	59
RWE AG - PFD	977	47	Tatts Group Ltd	30,453	78
Scottish & Southern Energy PLC	15,795	338	William Hill PLC	117,200	443
Shikoku Electric Power Co Inc	4,700	103		$ 859
SP AusNet	35,888	36	Food - 2.00%
Terna Rete Elettrica Nazionale SpA	31,467	143	Ajinomoto Co Inc	11,000	136
Tohoku Electric Power Co Inc	10,700	138	Aryzta AG	2,099	115
Tokyo Electric Power Co Inc/The	27,152	151	Associated British Foods PLC	8,961	157
Verbund AG	25,552	1,043	Carrefour SA	8,860	261
	$ 29,673		Casino Guichard Perrachon SA	1,385	126
Electrical Components & Equipment - 1.19%			Danone	42,979	3,064
Bekaert SA	923	56	Delhaize Group SA	2,544	183
Brother Industries Ltd	5,600	87	Distribuidora Internacional de Alimentacion SA (a)	8,860	38
Hitachi Ltd	217,000	1,339	Jeronimo Martins SGPS SA	5,232	102
Legrand SA	4,964	193	Kerry Group PLC	3,331	138
Mitsubishi Electric Corp	32,000	378	Kesko OYJ	1,675	65
Nidec Corp	1,600	159	Koninklijke Ahold NV	17,834	237
Schneider Electric SA	104,786	15,143	MEIJI Holdings Co Ltd	1,600	70
Ushio Inc	2,600	49	Metcash Ltd	18,222	83
	$ 17,404		Metro AG	16,000	883
Electronics - 1.89%			Nestle SA	207,864	13,241
Advantest Corp	3,900	69	Nippon Meat Packers Inc	4,000	56
Hamamatsu Photonics KK	1,700	77	Nisshin Seifun Group Inc	4,000	51
Hirose Electric Co Ltd	7,900	791	Olam International Ltd	28,000	61
Hoya Corp	47,200	1,145	Parmalat SpA	8,731	23
Ibiden Co Ltd	3,000	91	Suedzucker AG	1,573	55
Keyence Corp	700	198	Tesco PLC	149,342	938
Koninklijke Philips Electronics NV	110,709	2,749	Toyo Suisan Kaisha Ltd	23,000	570
Kyocera Corp	2,700	288	Unilever NV	149,009	4,839
Minebea Co Ltd	9,000	46	Unilever PLC	85,526	2,730
Murata Manufacturing Co Ltd	3,300	214	WM Morrison Supermarkets PLC	41,901	200
NEC Corp	65,000	149	Woolworths Ltd	23,766	703
Nippon Electric Glass Co Ltd	63,000	793	Yamazaki Baking Co Ltd	3,000	42
Toshiba Corp	328,000	1,702		$ 29,167

See accompanying notes

100

Schedule of Investments
International Fund I
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Food Service - 0.02%			Insurance - 4.46%
Compass Group PLC	27,871 $	262	Admiral Group PLC	4,780 $	121
			Aegon NV (a)	290,950	1,665
Forest Products & Paper - 0.46%			Ageas	360,759	739
Nine Dragons Paper Holdings Ltd	7,255,000	6,150	AIA Group Ltd (a)	733,800	2,695
OJI Paper Co Ltd	19,000	95	Allianz SE	19,695	2,567
Stora Enso OYJ	13,820	119	AMP Ltd	41,696	208
Svenska Cellulosa AB	9,946	145	Assicurazioni Generali SpA	20,727	393
UPM-Kymmene OYJ	8,975	140	Aviva PLC	42,348	276
	$ 6,649		AXA SA	780,260	14,598
Gas - 0.41%			Baloise Holding AG	1,187	118
Centrica PLC	86,258	433	CNP Assurances	3,736	72
Enagas SA	4,254	97	Dai-ichi Life Insurance Co Ltd/The	158	224
Gas Natural SDG SA	50,700	1,019	Delta Lloyd NV	1,898	41
Hong Kong & China Gas Co Ltd	70,290	172	Gjensidige Forsikring ASA	5,008	59
National Grid PLC	344,709	3,373	Hannover Rueckversicherung AG	1,432	74
Osaka Gas Co Ltd	48,000	190	ING Groep NV (a)	1,455,002	15,613
Snam Rete Gas SpA	27,170	157	Legal & General Group PLC	110,246	202
Tokyo Gas Co Ltd	108,000	516	Mapfre SA	17,889	63
	$ 5,957		MS&AD Insurance Group Holdings	22,870	572
Hand & Machine Tools - 0.24%			Muenchener Rueckversicherungs AG	2,790	412
Fuji Electric Co Ltd	14,000	46	NKSJ Holdings Inc	132,000	871
Makita Corp	15,700	738	Prudential PLC	1,375,059	15,490
Sandvik AB	16,998	271	QBE Insurance Group Ltd	55,242	994
Schindler Holding AG - PC	9,229	1,085	RSA Insurance Group PLC	87,220	188
Schindler Holding AG - REG	522	61	Sampo OYJ	39,173	1,193
SMC Corp/Japan	6,600	1,214	SCOR SE	4,231	109
THK Co Ltd	3,000	78	Sony Financial Holdings Inc	50,200	904
	$ 3,493		Storebrand ASA	283,600	2,357
			Swiss Life Holding AG (a)	761	113
Healthcare - Products - 1.48%			Swiss Re Ltd (a)	5,235	295
Cie Generale d'Optique Essilor International SA	3,687	295
Cochlear Ltd	1,426	111	T&D Holdings Inc	28,750	703
Coloplast A/S	572	88	Tokio Marine Holdings Inc	12,566	371
Elekta AB	41,500	1,910	Tryg A/S	643	35
Fresenius SE & Co KGaA	2,010	215	Vienna Insurance Group AG Wiener Versicherung	959	51
Getinge AB	5,034	136	Gruppe
Nobel Biocare Holding AG (a)	843,313	16,133	Zurich Financial Services (a)	2,631	626
Shimadzu Corp	6,000	56		$ 65,012
Smith & Nephew PLC	16,668	175	Internet - 0.92%
Synthes Inc (b)	1,219	219	Baidu Inc/China ADR(a)	54,698	8,591
Terumo Corp	22,800	1,281	Dena Co Ltd	10,900	543
William Demant Holding A/S (a)	10,100	885	Gree Inc	31,000	710
	$ 21,504		Iliad SA	9,291	1,192
Healthcare - Services - 0.10%			Rakuten Inc	1,338	1,365
Fresenius Medical Care AG & Co KGaA	16,803	1,290	SBI Holdings Inc/Japan	473	46
Ramsay Health Care Ltd	3,120	60	Start Today Co Ltd	35,500	885
Sonic Healthcare Ltd	9,241	123	Trend Micro Inc	2,400	75
	$ 1,473		United Internet AG	2,818	57
Holding Companies - Diversified - 3.86%				$ 13,464
Exor SpA	1,612	48	Investment Companies - 0.13%
GEA Group AG	459,121	15,962	Cheung Kong Infrastructure Holdings Ltd	11,000	63
			Hutchison Port Holdings Trust (a)	127,000	97
Hutchison Whampoa Ltd	35,000	408
Jardine Strategic Holdings Ltd	524,740	17,164	Investor AB	8,320	181
Keppel Corp Ltd	238,400	2,191	Israel Corp Ltd/The	55	60
LVMH Moet Hennessy Louis Vuitton SA	92,838	17,017	Kinnevik Investment AB	5,157	119
Noble Group Ltd	95,090	147	Pargesa Holding SA	679	60
NWS Holdings Ltd	32,000	46	Resolution Ltd	289,440	1,308
Swire Pacific Ltd	95,500	1,343		$ 1,888
Wendel SA	822	94	Iron & Steel - 1.47%
Wharf Holdings Ltd	244,000	1,793	ArcelorMittal	12,706	396
			Atlas Iron Ltd (a)	3,646,967	16,201
	$ 56,213
Home Builders - 1.43%			Daido Steel Co Ltd	6,000	43
Daiwa House Industry Co Ltd	11,000	148	Fortescue Metals Group Ltd	271,442	1,881
Sekisui Chemical Co Ltd	2,134,000	19,716	Hitachi Metals Ltd	33,000	467
Sekisui House Ltd	104,000	996	JFE Holdings Inc	6,800	185
	$ 20,860		Kobe Steel Ltd	59,000	130
Home Furnishings - 0.16%			Nippon Steel Corp	87,000	293
Matsushita Electric Industrial Co Ltd	97,000	1,154	Nisshin Steel Co Ltd	17,000	35
Sharp Corp/Japan	18,000	166	ThyssenKrupp AG	34,999	1,547
Sony Corp	42,200	1,058	Voestalpine AG	2,610	135
	$ 2,378		Yamato Kogyo Co Ltd	1,100	33
				$ 21,346

See accompanying notes

101

Schedule of Investments
International Fund I
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Leisure Products & Services - 0.02%			Mining (continued)
Sega Sammy Holdings Inc	4,600 $	99	BHP Billiton Ltd	112,744 $	5,155
TUI AG (a)	3,798	35	BHP Billiton PLC	53,631	2,003
Yamaha Corp	3,700	44	Boliden AB	6,498	112
Yamaha Motor Co Ltd	6,400	124	Eurasian Natural Resources Corp PLC	6,118	77
	$ 302		Iluka Resources Ltd	7,206	141
Lodging - 0.12%			Kazakhmys PLC	36,186	795
City Developments Ltd	13,000	114	Lynas Corp Ltd (a)	42,332	99
Crown Ltd	10,740	105	Medusa Mining Ltd	42,845	332
Echo Entertainment Group Ltd (a)	16,685	74	Mitsubishi Materials Corp	204,000	695
Galaxy Entertainment Group Ltd (a)	31,000	80	Newcrest Mining Ltd	482,756	21,052
Genting Singapore PLC (a)	108,200	171	Orica Ltd	5,355	151
Intercontinental Hotels Group PLC	6,978	138	OZ Minerals Ltd	30,070	449
Sands China Ltd (a)	57,200	172	Rio Tinto Ltd	36,824	3,226
SJM Holdings Ltd	267,000	671	Rio Tinto PLC	281,465	19,869
Sky City Entertainment Group Ltd	14,051	45	Sumitomo Metal Mining Co Ltd	9,000	159
Wynn Macau Ltd	36,800	128	Teck Resources Ltd	263,123	13,037
	$ 1,698		Umicore SA	54,037	2,753
Machinery - Construction & Mining - 0.07%			Vedanta Resources PLC	2,980	86
Atlas Copco AB - A Shares	11,319	267	Xstrata PLC	1,089,611	22,989
Atlas Copco AB - B Shares	6,578	139		$ 98,062
Hitachi Construction Machinery Co Ltd	2,400	54	Miscellaneous Manufacturing - 0.60%
Komatsu Ltd	15,800	493	Alfa Laval AB	8,021	167
	$ 953		FUJIFILM Holdings Corp	43,600	1,317
Machinery - Diversified - 3.78%			Nikon Corp	5,700	134
Alstom SA	42,660	2,246	Siemens AG	54,657	6,985
Amada Co Ltd	9,000	70	Sulzer AG	600	87
FANUC Corp	133,600	25,273	Wartsila OYJ	3,748	108
Hexagon AB	571,161	11,625		$ 8,798
IHI Corp	31,000	84	Office & Business Equipment - 0.09%
Kawasaki Heavy Industries Ltd	33,000	121	Canon Inc	19,400	935
Kone OYJ	2,624	152	Neopost SA	808	64
Kubota Corp	103,000	934	Ricoh Co Ltd	17,000	183
MAN SE	11,785	1,402	Seiko Epson Corp	3,100	53
Metso OYJ	247,976	12,121		$ 1,235
Mitsubishi Heavy Industries Ltd	50,000	233	Oil & Gas - 7.96%
Nabtesco Corp	2,200	56	BG Group PLC	1,130,333	26,650
Sumitomo Heavy Industries Ltd	78,000	548	BP PLC	721,701	5,439
Weir Group PLC/The	5,007	174	Cairn Energy PLC (a)	20,693	125
	$ 55,039		Caltex Australia Ltd	3,207	38
Media - 0.47%			Cosmo Oil Co Ltd	13,000	39
British Sky Broadcasting Group PLC	142,391	1,664	ENI SpA	42,718	928
Fairfax Media Ltd	50,285	49	Galp Energia SGPS SA	56,250	1,270
ITV PLC (a)	601,668	688	Idemitsu Kosan Co Ltd	500	58
Kabel Deutschland Holding AG (a)	1,804	102	Inpex Corp	36	279
Metropole Television SA	1,531	35	JX Holdings Inc	33,720	244
Modern Times Group AB	14,900	1,010	Neste Oil OYJ	3,225	42
Pearson PLC	51,653	991	Niko Resources Ltd (a)	183,286	12,605
ProSiebenSat.1 Media AG	36,417	939	Oil Search Ltd	118,346	888
Reed Elsevier NV	12,002	160	OMV AG	3,886	155
Reed Elsevier PLC	21,178	192	Origin Energy Ltd	105,924	1,707
Sanoma OYJ	2,038	36	Petroleo Brasileiro SA ADR	457,129	15,529
Singapore Press Holdings Ltd	36,000	118	Repsol YPF SA	13,586	428
Societe Television Francaise 1	2,788	53	Royal Dutch Shell PLC - A Shares	231,249	8,470
United Business Media Ltd	74,500	660	Royal Dutch Shell PLC - B Shares	147,707	5,409
Wolters Kluwer NV	7,546	156	Santos Ltd	15,859	224
	$ 6,853		Seadrill Ltd	5,568	194
Metal Fabrication & Hardware - 0.18%			Showa Shell Sekiyu KK	4,600	44
Assa Abloy AB	26,060	669	Statoil ASA	594,126	14,644
Maruichi Steel Tube Ltd	1,200	30	Suncor Energy Inc	374,010	14,335
NSK Ltd	97,000	942	Total SA	37,374	2,020
NTN Corp	11,000	66	Transocean Ltd/Switzerland	47,805	2,903
Sims Metal Management Ltd	4,124	76	Tullow Oil PLC	13,123	264
SKF AB	6,570	173	Woodside Petroleum Ltd	22,983	968
Tenaris SA	7,690	169		$ 115,899
Vallourec SA	5,536	561	Oil & Gas Services - 0.35%
	$ 2,686		Amec PLC	39,449	680
Mining - 6.73%			Saipem SpA	80,985	4,220
Alumina Ltd	57,968	138	SBM Offshore NV	4,226	101
Anglo American PLC	96,931	4,588	Technip SA	1,455	160
Antofagasta PLC	6,806	156		$ 5,161

See accompanying notes

102

Schedule of Investments
International Fund I
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Packaging & Containers - 0.03%			REITS (continued)
Amcor Ltd/Australia	18,070 $	140	Link REIT/The	38,000 $	133
Toyo Seikan Kaisha Ltd	19,200	336	Mirvac Group	85,372	108
	$ 476		Nippon Building Fund Inc	12	123
Pharmaceuticals - 5.78%			Nomura Real Estate Office Fund Inc	6	39
Alfresa Holdings Corp	900	37	Stockland	42,206	141
Astellas Pharma Inc	41,300	1,605	Unibail-Rodamco SE	1,669	372
AstraZeneca PLC	25,972	1,262	Westfield Group	193,265	1,689
Daiichi Sankyo Co Ltd	11,200	231	Westfield Retail Trust	72,989	195
Dainippon Sumitomo Pharma Co Ltd	3,800	39		$ 5,137
Eisai Co Ltd	4,100	166	Retail - 3.18%
GlaxoSmithKline PLC	1,060,332	23,640	ABC-Mart Inc	17,900	691
Grifols SA (a)	3,468	76	Aeon Co Ltd	14,800	186
Hisamitsu Pharmaceutical Co Inc	1,500	65	Carphone Warehouse Group PLC	286,550	1,941
Kyowa Hakko Kirin Co Ltd	6,000	64	Cie Financiere Richemont SA	49,856	3,220
Medipal Holdings Corp	3,700	35	FamilyMart Co Ltd	1,500	57
Merck KGaA	1,595	170	Fast Retailing Co Ltd	900	159
Miraca Holdings Inc	1,300	55	Hennes & Mauritz AB	15,121	516
Mitsubishi Tanabe Pharma Corp	120,100	2,176	Inditex SA	29,575	2,675
Novartis AG	484,925	29,727	Kingfisher PLC	3,031,597	12,521
Novo Nordisk A/S	39,361	4,815	Lawson Inc	7,600	411
Ono Pharmaceutical Co Ltd	2,100	117	Lifestyle International Holdings Ltd	13,500	44
Orion OYJ	2,208	53	Marks & Spencer Group PLC	23,560	133
Otsuka Holdings Co Ltd	5,900	162	McDonald's Holdings Co Japan Ltd	1,700	44
Roche Holding AG	32,843	5,894	Next PLC	4,511	175
Rohto Pharmaceutical Co Ltd	47,000	562	PPR	13,081	2,418
Sanofi-Aventis SA	88,342	6,864	Seven & I Holdings Co Ltd	654,700	18,668
Santen Pharmaceutical Co Ltd	1,700	68	Shimamura Co Ltd	600	61
Shionogi & Co Ltd	7,100	123	Swatch Group AG/The - BR	523	284
Shire PLC	134,453	4,667	Swatch Group AG/The - REG	1,031	96
Suzuken Co Ltd	1,500	38	Takashimaya Co Ltd	7,000	52
Taisho Pharmaceutical Co	3,000	70	USS Co Ltd	550	44
Takeda Pharmaceutical Co Ltd	13,200	630	Wesfarmers Ltd	49,840	1,602
Teva Pharmaceutical Industries Ltd	15,378	717	Wesfarmers Ltd - PPS	3,608	118
Tsumura & Co	1,300	43	Yamada Denki Co Ltd	2,060	165
	$ 84,171			$ 46,281
Real Estate - 0.54%			Semiconductors - 1.21%
Aeon Mall Co Ltd	2,000	51	ARM Holdings PLC	135,956	1,296
CapitaLand Ltd	64,000	154	ASM Pacific Technology Ltd	4,600	50
CapitaMalls Asia Ltd	34,000	41	ASML Holding NV	6,476	231
Cheung Kong Holdings Ltd	109,000	1,662	Elpida Memory Inc (a)	69,600	643
Daito Trust Construction Co Ltd	1,800	173	Infineon Technologies AG	20,325	204
Fraser and Neave Ltd	23,000	115	Samsung Electronics Co Ltd	17,013	13,623
Hang Lung Properties Ltd	38,000	140	STMicroelectronics NV	39,700	313
Henderson Land Development Co Ltd	149,000	943	Tokyo Electron Ltd	23,400	1,260
Hopewell Holdings Ltd	14,000	45		$ 17,620
IMMOFINANZ AG (a)	23,641	91	Shipbuilding - 0.02%
Keppel Land Ltd	201,000	638	Cosco Corp Singapore Ltd	25,000	37
Lend Lease Group	13,515	131	Mitsui Engineering & Shipbuilding Co Ltd	16,000	34
Mitsubishi Estate Co Ltd	82,000	1,471	SembCorp Marine Ltd	19,000	85
Mitsui Fudosan Co Ltd	68,000	1,300	Yangzijiang Shipbuilding Holdings Ltd	47,000	56
New World Development Ltd	60,000	88		$ 212
Nomura Real Estate Holdings Inc	2,400	44	Software - 2.19%
Sino Land Co Ltd	61,243	104	Amadeus IT Holding SA	6,165	124
Sumitomo Realty & Development Co Ltd	6,244	154	Autonomy Corp PLC (a)	5,774	159
Sun Hung Kai Properties Ltd	23,658	360	Check Point Software Technologies Ltd (a)	237,420	13,687
Tokyu Land Corp	10,000	47	Konami Corp	2,200	58
UOL Group Ltd	11,000	47	Nomura Research Institute Ltd	2,500	60
Wheelock & Co Ltd	21,000	90	Sage Group PLC	33,096	149
	$ 7,889		SAP AG	282,071	17,635
REITS - 0.35%			Square Enix Holdings Co Ltd	1,600	31
Ascendas Real Estate Investment Trust	35,000	59		$ 31,903
British Land Co PLC	148,076	1,416	Storage & Warehousing - 0.00%
Corio NV	1,482	90	Mitsubishi Logistics Corp	2,000	23
Fonciere Des Regions	688	67
Gecina SA	463	64	Telecommunications - 4.34%
GPT Group	44,167	146	Alcatel-Lucent/France (a)	43,359	173
Hammerson PLC	17,139	131	BT Group PLC	471,605	1,552
ICADE	577	67	Cellcom Israel Ltd	1,370	36
Japan Prime Realty Investment Corp	16	41	Deutsche Telekom AG	140,277	2,187
Japan Retail Fund Investment Corp	38	59	Elisa OYJ	3,227	69
Land Securities Group PLC	14,088	197

See accompanying notes

103

Schedule of Investments
International Fund I
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Telecommunications (continued)				Amount
Eutelsat Communications SA	2,353 $	101	REPURCHASE AGREEMENTS - 1.62%	(000's)	Value (000's)
France Telecom SA	27,425	568	Banks - 1.62%
Inmarsat PLC	10,395	92	Investment in Joint Trading Account; Credit Suisse $	5,167	$ 5,167
KDDI Corp	267	1,984	Repurchase Agreement; 0.14% dated
Koninklijke KPN NV	29,004	414	07/29/11 maturing 08/01/11 (collateralized by
Millicom International Cellular SA	1,431	171	US Treasury Strips; $5,270,335; 4.50% -
Mobistar SA	751	52	9.00%; dated 11/15/18 - 08/15/39)
NICE Systems Ltd (a)	1,518	54	Investment in Joint Trading Account; Deutsche	9,689	9,688
Nippon Telegraph & Telephone Corp	41,200	2,038	Bank Repurchase Agreement; 0.18% dated
Nokia OYJ	55,392	322	07/29/11 maturing 08/01/11 (collateralized by
NTT DoCoMo Inc	655	1,212	Sovereign Agency Issues; $9,881,877; 0.00%
PCCW Ltd	94,000	41	- 5.92%; dated 01/03/12 - 01/15/37)
SES SA	5,047	136	Investment in Joint Trading Account; Merrill	5,466	5,466
Singapore Telecommunications Ltd	749,000	2,087	Lynch Repurchase Agreement; 0.14% dated
Softbank Corp	55,605	2,171	07/29/11 maturing 08/01/11 (collateralized by
StarHub Ltd	14,000	33	Sovereign Agency Issues; $5,574,762; 0.00%;
Swisscom AG	9,209	4,432	dated 10/21/11 - 04/15/42)
TalkTalk Telecom Group PLC	745,300	1,741	Investment in Joint Trading Account; Morgan	3,230	3,229
TDC A/S	9,297	86	Stanley Repurchase Agreement; 0.16% dated
Tele2 AB	7,923	169	07/29/11 maturing 08/01/11 (collateralized by
Telecom Corp of New Zealand Ltd	9,444,025	21,714	Sovereign Agency Issues; $3,293,958; 0.88%
Telecom Italia SpA	175,536	221	- 5.30%; dated 05/01/13 - 04/26/19)
Telecom Italia SpA - RSP	146,185	157			$ 23,550
Telefonaktiebolaget LM Ericsson	274,306	3,445	TOTAL REPURCHASE AGREEMENTS		$ 23,550
Telefonica SA	127,074	2,832	Total Investments		$ 1,438,336
Telenor ASA	141,059	2,358	Other Assets in Excess of Liabilities, Net - 1.28%		$ 18,617
TeliaSonera AB	39,931	305	TOTAL NET ASSETS - 100.00%		$ 1,456,953
Telstra Corp Ltd	558,275	1,832
Vivendi SA	20,919	500
Vodafone Group PLC	2,842,736	7,972	(a) Non-Income Producing Security
	$ 63,257		(b)	Security exempt from registration under Rule 144A of the Securities Act of
Textiles - 0.03%			1933. These securities may be resold in transactions exempt from
Kuraray Co Ltd	8,600	130	registration, normally to qualified institutional buyers. Unless otherwise
Teijin Ltd	22,000	98	indicated, these securities are not considered illiquid. At the end of the
Toray Industries Inc	26,000	202	period, the value of these securities totaled $6,485 or 0.45% of net assets.
	$ 430
Toys, Games & Hobbies - 0.02%
Namco Bandai Holdings Inc	4,600	58	Unrealized Appreciation (Depreciation)
Nintendo Co Ltd	1,500	238	The net federal income tax unrealized appreciation (depreciation) and federal tax
	$ 296		cost of investments held as of the period end were as follows:
Transportation - 0.38%
AP Moller - Maersk A/S - A shares	13	96	Unrealized Appreciation		$ 160,427
AP Moller - Maersk A/S - B shares	21	161	Unrealized Depreciation		(50,405)
Asciano Ltd	69,510	127	Net Unrealized Appreciation (Depreciation)		$ 110,022
Central Japan Railway Co	24	207	Cost for federal income tax purposes		$ 1,328,314
ComfortDelGro Corp Ltd	44,000	52	All dollar amounts are shown in thousands (000's)
Deutsche Post AG	14,265	252
DSV A/S	5,165	115
East Japan Railway Co	5,600	352
Kawasaki Kisen Kaisha Ltd	16,000	52
Kuehne + Nagel International AG	15,790	2,207
Mitsui OSK Lines Ltd	28,000	147
Nippon Express Co Ltd	19,000	84
Nippon Yusen KK	253,000	927
Orient Overseas International Ltd	5,000	28
QR National Ltd (a)	40,574	150
Tokyu Corp	26,000	117
Toll Holdings Ltd	16,188	80
West Japan Railway Co	4,000	170
Yamato Holdings Co Ltd	9,800	168
	$ 5,492
Water - 1.78%
Suez Environnement Co	6,533	121
United Utilities Group PLC	1,519,857	14,650
Veolia Environnement	498,466	11,222
	$ 25,993
TOTAL COMMON STOCKS	$ 1,414,786

See accompanying notes

104

Schedule of Investments
International Fund I
July 31, 2011 (unaudited)

Portfolio Summary (unaudited)
Country		Percent
Japan		17.32%
United Kingdom		16.93%
France		10.28%
Switzerland		8.50%
Germany		6.96%
Australia		5.85%
Netherlands		3.66%
Canada		3.60%
Hong Kong		2.67%
Norway		2.45%
Italy		2.12%
Brazil		1.75%
Korea, Republic Of		1.74%
Singapore		1.66%
United States		1.64%
Sweden		1.62%
Belgium		1.57%
New Zealand		1.50%
Spain		1.18%
Israel		1.09%
Finland		1.02%
Russian Federation		0.89%
Denmark		0.65%
China		0.60%
Ireland		0.53%
Luxembourg		0.49%
Austria		0.15%
Portugal		0.11%
Guernsey		0.09%
Papua New Guinea		0.06%
Macao		0.02%
Bermuda		0.01%
Greece		0.01%
Cyprus		0.00%
Other Assets in Excess of Liabilities, Net		1.28%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
eMini MSCI EAFE; September 2011	Long	331	$ 27,692	$ 27,633	$ (59)
S&P 500 Emini; September 2011	Long	183	11,857	11,789	(68)
					$ (127)

All dollar amounts are shown in thousands (000's)

See accompanying notes

105

Schedule of Investments International Growth Fund July 31, 2011 (unaudited)

COMMON STOCKS - 99.15%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 1.23%			Distribution & Wholesale (continued)
BAE Systems PLC	1,575,741 $	7,845	Mitsui & Co Ltd	202,000 $	3,803
Safran SA	152,570	6,342		$ 21,430
	$ 14,187		Diversified Financial Services - 1.14%
Agriculture - 4.04%			Challenger Ltd/AU	1,456,960	7,822
British American Tobacco PLC	589,937	27,232	Intermediate Capital Group PLC	1,220,443	5,316
GrainCorp Ltd	691,029	5,955		$ 13,138
Imperial Tobacco Group PLC	389,062	13,468	Electric - 1.44%
	$ 46,655		CLP Holdings Ltd	865,500	8,004
Apparel - 1.46%			Scottish & Southern Energy PLC	402,111	8,616
Burberry Group PLC	364,275	8,905		$ 16,620
Christian Dior SA	50,171	8,019	Electrical Components & Equipment - 2.95%
	$ 16,924		Bekaert SA	92,520	5,604
Automobile Manufacturers - 5.66%			Hitachi Ltd	1,063,000	6,555
Bayerische Motoren Werke AG	128,113	12,808	Mitsubishi Electric Corp	836,000	9,871
Daihatsu Motor Co Ltd	238,000	4,169	Schneider Electric SA	83,296	12,038
Daimler AG	184,355	13,365		$ 34,068
Honda Motor Co Ltd	84,200	3,341	Electronics - 1.46%
Nissan Motor Co Ltd	540,300	5,749	Hamamatsu Photonics KK	152,600	6,867
Volkswagen AG - Pref Shares	62,748	12,525	Kyocera Corp	94,100	10,048
Volvo AB - B Shares	835,961	13,479		$ 16,915
	$ 65,436		Engineering & Construction - 2.40%
Automobile Parts & Equipment - 2.19%			ABB Ltd (a)	286,601	6,865
Aisin Seiki Co Ltd	117,900	4,524	Carillion PLC	746,911	4,486
Faurecia	186,451	7,192	SembCorp Industries Ltd	1,316,000	5,532
Sumitomo Electric Industries Ltd	646,600	9,653	Vinci SA	186,639	10,816
Sumitomo Rubber Industries Ltd	304,800	3,957		$ 27,699
	$ 25,326		Entertainment - 0.28%
Banks - 4.88%			Paddy Power PLC	66,913	3,273
Australia & New Zealand Banking Group Ltd	318,238	7,274
Bank of Yokohama Ltd/The	947,000	4,638	Food - 7.20%
DnB NOR ASA	191,959	2,791	Aryzta AG	83,760	4,574
HSBC Holdings PLC	2,149,765	20,958	Cermaq ASA	177,236	2,475
Nordea Bank AB	399,554	4,250	Jeronimo Martins SGPS SA	374,873	7,335
Oversea-Chinese Banking Corp Ltd	706,000	5,823	Kerry Group PLC	123,762	5,113
Swedbank AB	611,082	10,701	Kesko OYJ	150,329	5,834
	$ 56,435		Nestle SA	219,089	13,956
Beverages - 2.68%			Nippon Meat Packers Inc	413,000	5,746
Anheuser-Busch InBev NV	258,178	14,860	Saputo Inc	156,229	7,317
Davide Campari-Milano SpA	497,045	4,100	Suedzucker AG	266,006	9,379
SABMiller PLC	321,961	12,027	Tate & Lyle PLC	383,980	3,827
	$ 30,987		Unilever PLC	232,705	7,428
Building Materials - 0.32%			WM Morrison Supermarkets PLC	2,136,052	10,175
Forbo Holding AG (a)	5,093	3,672		$ 83,159
			Forest Products & Paper - 0.44%
Chemicals - 4.46%			UPM-Kymmene OYJ	329,364	5,133
Agrium Inc	94,369	8,258
BASF SE	90,745	8,195	Hand & Machine Tools - 0.38%
Croda International PLC	279,067	8,686	Finning International Inc	155,000	4,445
Koninklijke DSM NV	84,331	4,782
Potash Corp of Saskatchewan Inc	249,034	14,377	Healthcare - Products - 1.43%
Yara International ASA	126,928	7,250	DiaSorin SpA	181,941	8,994
	$ 51,548		Elekta AB	162,438	7,475
Commercial Services - 0.67%				$ 16,469
Brambles Ltd	1,018,481	7,733	Holding Companies - Diversified - 1.26%
			Drax Group PLC	434,511	3,810
Computers - 1.03%			Swire Pacific Ltd	275,540	3,876
CGI Group Inc (a)	311,426	6,695	Wendel SA	59,882	6,880
Ingenico	122,954	5,182		$ 14,566
	$ 11,877		Insurance - 1.52%
Consumer Products - 0.57%			Legal & General Group PLC	2,110,271	3,867
Henkel AG & Co KGaA - Pref Shares	97,965	6,605	Prudential PLC	627,259	7,066
			Sampo OYJ	218,174	6,645
Cosmetics & Personal Care - 0.33%				$ 17,578
Pola Orbis Holdings Inc	137,000	3,857	Internet - 0.99%
			Dena Co Ltd	76,300	3,799
Distribution & Wholesale - 1.85%			Gree Inc	139,400	3,192
Inchcape PLC	726,720	4,630	Trend Micro Inc	142,600	4,463
ITOCHU Corp	660,200	7,617		$ 11,454
Marubeni Corp	717,000	5,380	Iron & Steel - 0.70%
			Fortescue Metals Group Ltd	664,729	4,605

See accompanying notes

106

Schedule of Investments International Growth Fund July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)		Shares Held Value (000's)
Iron & Steel (continued)			Retail (continued)
Mount Gibson Iron Ltd (a)	1,771,441 $	3,497	Kingfisher PLC	1,304,643 $	5,388
	$ 8,102		Lawson Inc	140,100	7,579
Leisure Products & Services - 0.27%			Shoppers Drug Mart Corp	141,038	5,922
Flight Centre Ltd	131,905	3,111	Tim Hortons Inc	97,608	4,684
			UNY Co Ltd	1,026,300	10,080
Lodging - 0.47%			Yamada Denki Co Ltd	59,930	4,798
SJM Holdings Ltd	2,164,000	5,442			$ 49,909
			Software - 0.78%
Machinery - Construction & Mining - 0.75%			Capcom Co Ltd	145,700	3,817
Atlas Copco AB - A Shares	365,228	8,619	Open Text Corp (a)	77,644	5,240
					$ 9,057
Machinery - Diversified - 0.88%			Telecommunications - 2.84%
IHI Corp	2,497,000	6,728	BT Group PLC	1,829,837	6,019
Kawasaki Heavy Industries Ltd	938,000	3,432	KDDI Corp	1,425	10,589
	$ 10,160		Nippon Telegraph & Telephone Corp	86,000	4,253
Mining - 11.10%			Telefonaktiebolaget LM Ericsson	625,581	7,858
Anglo American PLC	78,502	3,716	Vivendi SA	170,615	4,080
Barrick Gold Corp	283,424	13,512			$ 32,799
BHP Billiton Ltd	765,386	34,998	Toys, Games & Hobbies - 0.56%
BHP Billiton PLC	381,441	14,249	Namco Bandai Holdings Inc	510,200	6,456
Goldcorp Inc	194,691	9,310
Iluka Resources Ltd	510,893	9,960	Transportation - 1.96%
Rio Tinto Ltd	200,671	17,581	Canadian National Railway Co	57,200	4,289
Rio Tinto PLC	272,192	19,213	Nippon Yusen KK	890,000	3,258
Yamana Gold Inc	439,324	5,720	Tokyu Corp	1,494,000	6,708
	$ 128,259		West Japan Railway Co	196,500	8,362
Miscellaneous Manufacturing - 3.19%					$ 22,617
Ansell Ltd	239,697	3,678	TOTAL COMMON STOCKS		$ 1,145,757
Bombardier Inc	1,051,111	6,359		Maturity
IMI PLC	253,085	4,344		Amount
Siemens AG	176,130	22,510	REPURCHASE AGREEMENTS - 0.62%	(000's)	Value (000's)
	$ 36,891		Banks - 0.62%
Office & Business Equipment - 1.27%			Investment in Joint Trading Account; Credit Suisse $	1,573	$ 1,573
Canon Inc	303,500	14,632	Repurchase Agreement; 0.14% dated
			07/29/11 maturing 08/01/11 (collateralized by
Oil & Gas - 7.02%			US Treasury Strips; $1,604,094; 4.50% -
BG Group PLC	919,558	21,680	9.00%; dated 11/15/18 - 08/15/39)
Idemitsu Kosan Co Ltd	79,200	9,197	Investment in Joint Trading Account; Deutsche	2,949	2,949
Repsol YPF SA	316,068	9,968	Bank Repurchase Agreement; 0.18% dated
Royal Dutch Shell PLC - B Shares	108,083	3,958	07/29/11 maturing 08/01/11 (collateralized by
Seadrill Ltd	178,837	6,225	Sovereign Agency Issues; $3,007,676; 0.00%
Statoil ASA	284,955	7,023	- 5.92%; dated 01/03/12 - 01/15/37)
Suncor Energy Inc	474,391	18,182	Investment in Joint Trading Account; Merrill	1,664	1,663
Total SA	89,518	4,838	Lynch Repurchase Agreement; 0.14% dated
	$ 81,071		07/29/11 maturing 08/01/11 (collateralized by
Oil & Gas Services - 0.47%			Sovereign Agency Issues; $1,696,751; 0.00%;
Trican Well Service Ltd	206,120	5,395	dated 10/21/11 - 04/15/42)
			Investment in Joint Trading Account; Morgan	983	983
Pharmaceuticals - 5.39%			Stanley Repurchase Agreement; 0.16% dated
AstraZeneca PLC	63,518	3,086	07/29/11 maturing 08/01/11 (collateralized by
Galenica AG	12,814	8,669	Sovereign Agency Issues; $1,002,559; 0.88%
Novo Nordisk A/S	122,639	15,001	- 5.30%; dated 05/01/13 - 04/26/19)
Roche Holding AG	69,563	12,483			$ 7,168
Shire PLC	460,015	15,966	TOTAL REPURCHASE AGREEMENTS		$ 7,168
Takeda Pharmaceutical Co Ltd	149,400	7,126	Total Investments		$ 1,152,925
	$ 62,331		Other Assets in Excess of Liabilities, Net - 0.23%		$ 2,692
Publicly Traded Investment Fund - 0.50%			TOTAL NET ASSETS - 100.00%		$ 1,155,617
iShares MSCI EAFE Index Fund	97,804	5,736

Real Estate - 2.07%			(a) Non-Income Producing Security
Brookfield Asset Management Inc	327,585	10,320
Daito Trust Construction Co Ltd	50,200	4,832
IMMOFINANZ AG (a)	1,649,050	6,359
New World Development Ltd	1,633,000	2,402
	$ 23,913
REITS - 0.35%
Land Securities Group PLC	291,163	4,068

Retail - 4.32%
Cie Financiere Richemont SA	177,412	11,458

See accompanying notes

107

Schedule of Investments
International Growth Fund
July 31, 2011 (unaudited)

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 130,672
Unrealized Depreciation	(32,824)
Net Unrealized Appreciation (Depreciation)	$ 97,848
Cost for federal income tax purposes	$ 1,055,077
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Country	Percent
United Kingdom	20.77%
Japan	18.96%
Canada	11.25%
Australia	9.19%
Germany	7.39%
France	5.65%
Switzerland	5.34%
Sweden	4.54%
Ireland	2.10%
Belgium	1.78%
Hong Kong	1.71%
Norway	1.69%
Finland	1.53%
Denmark	1.30%
Italy	1.13%
United States	1.12%
Singapore	0.98%
Spain	0.86%
Netherlands	0.75%
Portugal	0.64%
Austria	0.55%
Bermuda	0.54%
Other Assets in Excess of Liabilities, Net	0.23%
TOTAL NET ASSETS	100.00%

See accompanying notes

108

Schedule of Investments
International Value Fund I
July 31, 2011 (unaudited)

COMMON STOCKS - 96.05%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.03%			Banks (continued)
WPP PLC	37,620 $	426	Commerzbank AG (a)	95,246 $	362
			Commonwealth Bank of Australia	41,428	2,240
Aerospace & Defense - 3.26%			Credit Agricole SA	20,212	248
BAE Systems PLC	102,208	509	Credit Suisse Group AG (a)	29,906	1,075
Finmeccanica SpA	691,085	5,303	Danske Bank A/S (a)	616,033	11,918
MTU Aero Engines Holding AG	281,859	20,808	DBS Group Holdings Ltd	53,989	696
Rolls-Royce Holdings PLC (a)	2,133,546	22,778	Deutsche Bank AG	29,676	1,632
	$ 49,398		Dexia SA (a)	23,692	63
Agriculture - 5.23%			DnB NOR ASA	1,016,447	14,781
British American Tobacco PLC	454,361	20,974	Fukuoka Financial Group Inc	32,000	136
Imperial Tobacco Group PLC	507,000	17,550	Gunma Bank Ltd/The	17,000	90
KT&G Corp	283,528	17,654	Hachijuni Bank Ltd/The	17,000	94
Philip Morris International Inc	323,500	23,023	Hang Seng Bank Ltd	22,600	355
	$ 79,201		Hokuhoku Financial Group Inc	52,000	109
Airlines - 1.55%			HSBC Holdings PLC	1,360,966	13,330
Air France-KLM (a)	361,015	4,344	HSBC Holdings PLC	2,230,012	21,741
Cathay Pacific Airways Ltd	48,000	111	Intesa Sanpaolo SpA	321,699	742
Ryanair Holdings PLC ADR	282,700	7,687	Intesa Sanpaolo SpA - RSP	38,164	72
Singapore Airlines Ltd	968,000	11,397	Israel Discount Bank Ltd (a)	31,852	62
	$ 23,539		Iyo Bank Ltd/The	10,000	94
Apparel - 1.27%			Joyo Bank Ltd/The	26,000	109
Billabong International Ltd	1,297,040	8,380	KBC Groep NV	6,490	229
Yue Yuen Industrial Holdings Ltd	3,400,500	10,905	Mitsubishi UFJ Financial Group Inc	393,500	1,998
	$ 19,285		Mizrahi Tefahot Bank Ltd	5,393	57
Automobile Manufacturers - 2.57%			Mizuho Financial Group Inc	548,300	897
Daimler AG	17,596	1,276	National Australia Bank Ltd	74,633	1,965
Fiat SpA	22,773	225	Natixis	35,159	160
Fuji Heavy Industries Ltd	24,000	192	Nishi-Nippon City Bank Ltd/The	29,000	89
Hino Motors Ltd	8,000	50	Nordea Bank AB	70,279	748
Honda Motor Co Ltd	385,500	15,295	Oversea-Chinese Banking Corp Ltd	37,846	312
Isuzu Motors Ltd	48,000	238	Pohjola Bank PLC	606,586	7,381
Nissan Motor Co Ltd	72,900	776	Raiffeisen Bank International AG	1,969	98
Peugeot SA	6,227	236	Resona Holdings Inc	59,100	293
			Royal Bank of Scotland Group PLC (a)	472,470	274
Porsche Automobil Holding SE	2,160	166
Renault SA	5,117	273	Shinsei Bank Ltd	55,000	70
Toyota Motor Corp	495,400	20,224	Shizuoka Bank Ltd/The	25,000	235
Volkswagen AG	416	76	Skandinaviska Enskilda Banken AB	1,156,166	8,799
	$ 39,027		Societe Generale SA	19,990	990
			Sumitomo Mitsui Financial Group Inc	41,500	1,306
Automobile Parts & Equipment - 0.11%			Sumitomo Mitsui Trust Holdings Inc	98,070	361
Aisin Seiki Co Ltd	7,700	295	Suncorp Group Ltd	34,813	283
Denso Corp	14,300	508	Svenska Handelsbanken AB	14,893	469
JTEKT Corp	9,000	132	UBS AG (a)	792,635	13,085
Pirelli & C SpA	6,328	66	UniCredit SpA	5,125,911	9,144
Stanley Electric Co Ltd	5,900	100	Unione di Banche Italiane SCPA	1,007,101	4,833
Sumitomo Electric Industries Ltd	10,800	161	United Overseas Bank Ltd	851,272	14,438
Sumitomo Rubber Industries Ltd	6,900	90	Westpac Banking Corp	101,926	2,282
Toyoda Gosei Co Ltd	2,600	57	Yamaguchi Financial Group Inc	9,000	92
Toyota Boshoku Corp	2,600	44
Toyota Industries Corp	7,300	238		$ 217,990
	$ 1,691		Beverages - 0.04%
			Asahi Group Holdings Ltd	11,500	243
Banks - 14.38%			Coca-Cola West Co Ltd	2,400	48
Australia & New Zealand Banking Group Ltd	89,306	2,041	Foster's Group Ltd	52,446	291
Banca Monte dei Paschi di Siena SpA	35,201	26
Banco Bilbao Vizcaya Argentaria SA	113,558	1,190		$ 582
Banco Comercial Portugues SA (a)	132,272	61	Building Materials - 0.10%
Banco Popolare SC	71,917	138	Asahi Glass Co Ltd	30,000	346
Banco Popular Espanol SA	38,977	201	CRH PLC	18,796	369
Banco Santander SA	2,533,239	26,663	HeidelbergCement AG	4,328	238
			Holcim Ltd (a)	3,775	259
Bangkok Bank PCL	1,512,100	8,938
Bank Hapoalim BM	40,582	201	Lafarge SA	6,172	330
Bank Leumi Le-Israel BM	48,248	224		$ 1,542
Bank of Cyprus PLC	34,422	75	Chemicals - 5.67%
Bank of Yokohama Ltd/The	50,000	245	Air Liquide SA	67,871	9,323
Bankinter SA	8,625	53	Air Water Inc	6,000	73
Barclays PLC	6,439,973	23,368	Akzo Nobel NV	319,373	19,509
BNP Paribas	200,456	13,001	Arkema SA	780	76
BOC Hong Kong Holdings Ltd	111,000	331	BASF SE	28,273	2,553
CaixaBank	34,413	199	Bayer AG	140,060	11,205
CaixaBank - Rights (a),(b)	34,413	2	Daicel Chemical Industries Ltd	11,000	79
Chiba Bank Ltd/The	31,000	196	Denki Kagaku Kogyo KK	19,000	92
			Givaudan SA (a)	11,843	12,968

See accompanying notes

109

Schedule of Investments
International Value Fund I
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Chemicals (continued)			Electric (continued)
Kaneka Corp	12,000 $	77	RWE AG - PFD	1,590 $	76
Koninklijke DSM NV	4,904	278	Scottish & Southern Energy PLC	12,399	266
Linde AG	97,541	17,480	SP AusNet	62,078	63
Mitsubishi Chemical Holdings Corp	43,000	335	Terna Rete Elettrica Nazionale SpA	49,045	222
Mitsubishi Gas Chemical Co Inc	16,000	125	Tohoku Electric Power Co Inc	17,300	224
Mitsui Chemicals Inc	37,000	140	Tokyo Electric Power Co Inc/The	43,000	239
Shin-Etsu Chemical Co Ltd	202,900	10,944		$ 16,929
Showa Denko KK	60,000	125	Electrical Components & Equipment - 1.87%
Solvay SA	1,873	282	Hitachi Ltd	135,000	833
Tosoh Corp	22,000	93	Legrand SA	366,738	14,274
Ube Industries Ltd/Japan	41,000	139	Mabuchi Motor Co Ltd	210,200	10,868
	$ 85,896		Toshiba TEC Corp	549,600	2,330
Commercial Services - 0.05%				$ 28,305
Abertis Infraestructuras SA	7,445	137	Electronics - 0.91%
Dai Nippon Printing Co Ltd	23,000	261	Hirose Electric Co Ltd	500	50
Kamigumi Co Ltd	10,000	100	Yokogawa Electric Corp	1,549,500	13,689
Securitas AB	12,815	130		$ 13,739
Toppan Printing Co Ltd	23,000	182	Energy - Alternate Sources - 0.01%
	$ 810		Enel Green Power SpA	35,426	88
Computers - 0.60%
Cap Gemini SA	3,017	148	Engineering & Construction - 3.39%
Fujitsu Ltd	50,000	294	ACS Actividades de Construccion y Servicios SA	5,706	241
Gemalto NV	178,715	8,514	Auckland International Airport Ltd	24,167	48
Indra Sistemas SA	3,968	79	Balfour Beatty PLC	1,769,339	8,786
Otsuka Corp	600	40	Bouygues SA	6,831	258
TDK Corp	1,700	88	Eiffage SA	1,658	91
	$ 9,163		Fomento de Construcciones y Contratas SA	2,084	57
Cosmetics & Personal Care - 0.02%			Fraport AG Frankfurt Airport Services Worldwide	526	42
Shiseido Co Ltd	14,500	278	JGC Corp	600,000	18,739
			Kajima Corp	35,000	109
Distribution & Wholesale - 4.07%			Kinden Corp	5,000	42
ITOCHU Corp	1,527,800	17,627	Kvaerner ASA (a)	23,474	50
Jardine Cycle & Carriage Ltd	711,700	28,557	MAp Group	5,727	20
Marubeni Corp	33,000	248	Obayashi Corp	27,000	125
Mitsubishi Corp	25,900	693	Skanska AB	16,308	265
Mitsui & Co Ltd	51,300	966	Taisei Corp	44,000	105
Sojitz Corp	54,900	108	Tecnicas Reunidas SA	179,577	7,918
Sumitomo Corp	950,100	13,390	Vinci SA	248,743	14,415
Toyota Tsusho Corp	8,700	152		$ 51,311
	$ 61,741		Entertainment - 1.35%
Diversified Financial Services - 0.09%			OPAP SA	707,264	11,732
Aeon Credit Service Co Ltd	3,200	45	Sankyo Co Ltd	160,500	8,572
ASX Ltd	7,033	231	TABCORP Holdings Ltd	28,747	101
Macquarie Group Ltd	9,175	278	Tatts Group Ltd	52,467	134
Mitsubishi UFJ Lease & Finance Co Ltd	2,360	102		$ 20,539
Old Mutual PLC	173,650	360	Food - 0.94%
ORIX Corp	2,760	298	Ajinomoto Co Inc	9,000	112
	$ 1,314		Casino Guichard Perrachon SA	48,018	4,378
Electric - 1.12%			Dairy Crest Group PLC	1,013,143	6,228
A2A SpA	22,095	32	Delhaize Group SA	4,142	298
AGL Energy Ltd	18,802	293	J Sainsbury PLC	49,622	247
Chubu Electric Power Co Inc	21,400	367	Kikkoman Corp	6,000	66
Chugoku Electric Power Co Inc/The	12,300	199	MEIJI Holdings Co Ltd	2,800	123
CLP Holdings Ltd	57,000	527	Metcash Ltd	31,395	143
Contact Energy Ltd (a)	14,131	64	Nestle SA	32,279	2,056
E.ON AG	53,735	1,482	Nippon Meat Packers Inc	7,000	97
EDF SA	6,342	241	Nisshin Seifun Group Inc	8,000	102
EDP - Energias de Portugal SA	78,123	271	Orkla ASA	31,099	292
Electric Power Development Co Ltd	5,000	132	Toyo Suisan Kaisha Ltd	4,000	99
Enel SpA	196,403	1,131		$ 14,241
Fortum OYJ	13,466	356	Forest Products & Paper - 0.05%
GDF Suez	243,653	7,968	Holmen AB	2,153	63
Hokkaido Electric Power Co Inc	7,500	115	OJI Paper Co Ltd	35,000	175
Hokuriku Electric Power Co	2,500	45	Stora Enso OYJ	23,809	205
Iberdrola SA	115,890	942	Svenska Cellulosa AB	17,858	260
Kansai Electric Power Co Inc/The	22,700	382		$ 703
Kyushu Electric Power Co Inc	15,200	239	Gas - 3.10%
Power Assets Holdings Ltd	40,500	335	Enagas SA	586,209	13,355
Public Power Corp SA	5,093	63	National Grid PLC	1,308,909	12,807
RWE AG	12,494	655	Osaka Gas Co Ltd	58,000	230

See accompanying notes

110

Schedule of Investments
International Value Fund I
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Gas (continued)			Iron & Steel - 0.64%
Snam Rete Gas SpA	3,499,472 $	20,203	APERAM	10,238 $	285
Tokyo Gas Co Ltd	67,000	320	ArcelorMittal	253,308	7,896
	$ 46,915		Daido Steel Co Ltd	11,000	78
Hand & Machine Tools - 1.38%			JFE Holdings Inc	6,500	177
Fuji Electric Co Ltd	11,000	36	Kobe Steel Ltd	54,000	119
Mori Seiki Co Ltd	550,000	7,362	Nippon Steel Corp	162,000	546
SMC Corp/Japan	73,600	13,536	Nisshin Steel Co Ltd	28,000	58
THK Co Ltd	2,400	62	OneSteel Ltd	55,832	108
	$ 20,996		ThyssenKrupp AG	10,564	467
Healthcare - Services - 0.01%				$ 9,734
Sonic Healthcare Ltd	15,103	202	Leisure Products & Services - 0.02%
			Sega Sammy Holdings Inc	8,100	174
Holding Companies - Diversified - 0.07%			Yamaha Corp	4,100	48
Exor SpA	2,595	78	Yamaha Motor Co Ltd	3,900	76
Hutchison Whampoa Ltd	22,000	256		$ 298
NWS Holdings Ltd	53,000	77	Lodging - 0.02%
Swire Pacific Ltd	22,500	317	Crown Ltd	12,028	118
Wendel SA	859	99	Echo Entertainment Group Ltd (a)	28,747	127
Wharf Holdings Ltd	30,700	225	Sky City Entertainment Group Ltd	8,472	27
	$ 1,052			$ 272
Home Builders - 0.89%			Machinery - Diversified - 0.56%
Brookfield Incorporacoes SA	2,905,000	12,869	Amada Co Ltd	1,080,000	8,372
Daiwa House Industry Co Ltd	20,000	270	Metso OYJ	3,347	163
Sekisui Chemical Co Ltd	18,000	166		$ 8,535
Sekisui House Ltd	23,000	220	Media - 1.64%
	$ 13,525		Fairfax Media Ltd	86,636	84
Home Furnishings - 0.02%			Pearson PLC	24,876	477
Sharp Corp/Japan	29,000	267	Reed Elsevier NV	1,755,995	23,419
			Reed Elsevier PLC	33,159	301
Insurance - 8.14%			Sanoma OYJ	3,278	57
Aegon NV (a)	45,804	262	Singapore Press Holdings Ltd	62,000	203
Allianz SE	14,492	1,889	Wolters Kluwer NV	12,734	264
AMP Ltd	75,150	376		$ 24,805
Assicurazioni Generali SpA	37,280	708	Metal Fabrication & Hardware - 0.00%
Aviva PLC	1,889,015	12,302	Maruichi Steel Tube Ltd	1,900	48
AXA SA	633,564	11,853
Baloise Holding AG	2,025	201	Mining - 2.10%
CNP Assurances	6,057	117	Anglo American PLC	323,666	15,320
Delta Lloyd NV	4,166	91	Boliden AB	11,195	194
Gjensidige Forsikring ASA	8,156	97	Eurasian Natural Resources Corp PLC	553,127	6,976
Hannover Rueckversicherung AG	2,469	128	Mitsubishi Materials Corp	45,000	153
Helvetia Holding AG	32,468	13,109	OZ Minerals Ltd	13,051	195
ING Groep NV (a)	1,559,724	16,737	Rio Tinto PLC	124,993	8,823
Legal & General Group PLC	188,914	346	Sumitomo Metal Mining Co Ltd	7,000	124
Mapfre SA	33,127	117		$ 31,785
MS&AD Insurance Group Holdings	14,350	359	Miscellaneous Manufacturing - 1.31%
Muenchener Rueckversicherungs AG	122,880	18,133	FUJIFILM Holdings Corp	13,800	417
NKSJ Holdings Inc	40,000	264	Siemens AG	152,459	19,485
Prudential PLC	81,275	915		$ 19,902
QBE Insurance Group Ltd	27,757	500	Office & Business Equipment - 1.14%
RSA Insurance Group PLC	111,677	240	Canon Inc	348,300	16,792
Sampo OYJ	12,640	385	Neopost SA	1,278	102
SCOR SE	253,392	6,521	Ricoh Co Ltd	27,000	291
Sony Financial Holdings Inc	942,500	16,968	Seiko Epson Corp	5,200	88
Swiss Life Holding AG (a)	1,234	183
				$ 17,273
Vienna Insurance Group AG Wiener Versicherung	1,555	83	Oil & Gas - 5.44%
Gruppe			BP PLC	4,204,416	31,687
Zurich Financial Services (a)	85,801	20,405
			Caltex Australia Ltd	5,525	65
	$ 123,289		Cosmo Oil Co Ltd	25,000	76
Internet - 0.00%			ENI SpA	499,029	10,844
SBI Holdings Inc/Japan	823	81	Idemitsu Kosan Co Ltd	900	105
			Inpex Corp	31	241
Investment Companies - 0.05%			JX Holdings Inc	67,710	490
BGP Holdings PLC (a),(b),(c)	738,711	—
			OMV AG	6,697	267
Cheung Kong Infrastructure Holdings Ltd	19,000	109	Repsol YPF SA	44,676	1,409
Investor AB	13,706	298	Royal Dutch Shell PLC - A Shares	475,780	17,463
Kinnevik Investment AB	4,767	110	Royal Dutch Shell PLC - A Shares	95,194	3,487
Pargesa Holding SA	382	34	Royal Dutch Shell PLC - B Shares	90,302	3,306
Resolution Ltd	61,348	277	Seadrill Ltd	8,189	285
	$ 828		Statoil ASA	353,314	8,708

See accompanying notes

111

Schedule of Investments
International Value Fund I
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			Retail (continued)
Total SA	67,442 $	3,645	Kingfisher PLC	74,467 $	308
Transocean Ltd/Switzerland	5,474	332	Marks & Spencer Group PLC	41,822	237
	$ 82,410		PPR	2,274	420
Oil & Gas Services - 1.33%			Rallye SA	222,869	8,695
Petrofac Ltd	333,257	7,625	USS Co Ltd	890	71
Technip SA	115,191	12,613	Wesfarmers Ltd - PPS	6,218	203
	$ 20,238			$ 10,246
Packaging & Containers - 0.79%			Semiconductors - 1.09%
Amcor Ltd/Australia	35,935	277	Siliconware Precision Industries Co ADR	1,843,800	9,090
Rexam PLC	1,897,571	11,530	Siliconware Precision Industries Co	1,314,000	1,309
Toyo Seikan Kaisha Ltd	6,600	116	Tokyo Electron Ltd	114,200	6,147
	$ 11,923			$ 16,546
Pharmaceuticals - 6.82%			Shipbuilding - 1.28%
Alfresa Holdings Corp	1,600	65	Hyundai Heavy Industries Co Ltd	30,274	11,704
Astellas Pharma Inc	11,900	462	SembCorp Marine Ltd	1,715,000	7,668
AstraZeneca PLC	64,863	3,152		$ 19,372
Daiichi Sankyo Co Ltd	20,400	422	Software - 1.40%
Dainippon Sumitomo Pharma Co Ltd	4,200	43	Amadeus IT Holding SA	3,472	70
Eisai Co Ltd	7,600	309	Konami Corp	4,000	105
GlaxoSmithKline PLC	138,725	3,093	Sage Group PLC	3,483,127	15,649
Kyowa Hakko Kirin Co Ltd	11,000	117	UBISOFT Entertainment (a)	647,161	5,386
Mitsubishi Tanabe Pharma Corp	3,200	58		$ 21,210
Novartis AG	662,058	40,585	Telecommunications - 4.55%
Ono Pharmaceutical Co Ltd	3,400	190	Bezeq The Israeli Telecommunication Corp Ltd	71,225	172
Roche Holding AG	77,721	13,947	BT Group PLC	246,471	811
Sanofi-Aventis SA	506,289	39,339	Cable & Wireless Worldwide PLC	8,950,834	6,136
Taisho Pharmaceutical Co	2,000	47	Cellcom Israel Ltd	2,204	57
Takeda Pharmaceutical Co Ltd	23,800	1,135	Deutsche Telekom AG	89,184	1,390
Teva Pharmaceutical Industries Ltd	9,644	450	Elisa OYJ	5,696	122
	$ 103,414		France Telecom SA	49,223	1,019
Real Estate - 0.16%			Hellenic Telecommunications Organization SA	6,420	54
CapitaLand Ltd	104,000	250	KDDI Corp	1,490	11,072
Cheung Kong Holdings Ltd	42,000	640	Koninklijke KPN NV	20,309	290
Daito Trust Construction Co Ltd	1,100	106	Mobistar SA	795	55
Fraser and Neave Ltd	13,000	65	NICE Systems Ltd (a)	852	30
Hopewell Holdings Ltd	23,000	75	Nippon Telegraph & Telephone Corp	14,400	712
IMMOFINANZ AG (a)	19,025	73	Nokia OYJ	99,421	578
Keppel Land Ltd	19,000	60	NTT DoCoMo Inc	460	851
Kerry Properties Ltd	29,000	140	PCCW Ltd	164,000	71
Lend Lease Group	22,287	217	Singapore Telecommunications Ltd	235,000	655
New World Development Ltd	104,000	153	Swisscom AG	741	357
Nomura Real Estate Holdings Inc	3,800	70	Telecom Corp of New Zealand Ltd	78,611	181
Sino Land Co Ltd	107,756	183	Telecom Italia SpA	298,000	375
Tokyu Land Corp	19,000	89	Telecom Italia SpA - RSP	242,249	260
UOL Group Ltd	19,000	81	Telefonaktiebolaget LM Ericsson	47,811	601
Wheelock & Co Ltd	38,000	163	Telefonica SA	108,401	2,416
	$ 2,365		Telenor ASA	15,102	252
REITS - 0.26%			TeliaSonera AB	57,136	437
Ascendas Real Estate Investment Trust	66,000	112	Telstra Corp Ltd	116,064	381
British Land Co PLC	25,322	242	Vivendi SA	37,534	898
Corio NV	2,412	147	Vodafone Group PLC	13,784,517	38,657
Dexus Property Group	198,051	188		$ 68,890
Fonciere Des Regions	1,119	109	Textiles - 0.03%
Gecina SA	883	122	Kuraray Co Ltd	4,900	74
GPT Group	71,370	236	Teijin Ltd	38,000	170
Hammerson PLC	29,529	225	Toray Industries Inc	21,000	163
Japan Prime Realty Investment Corp	28	72		$ 407
Japan Retail Fund Investment Corp	64	100	Toys, Games & Hobbies - 0.24%
Land Securities Group PLC	20,594	288	Namco Bandai Holdings Inc	7,700	97
Link REIT/The	60,000	210	Nintendo Co Ltd	21,900	3,473
Mirvac Group	138,406	175		$ 3,570
Nippon Building Fund Inc	22	225	Transportation - 2.17%
Nomura Real Estate Office Fund Inc	11	72	AP Moller - Maersk A/S - A shares	22	163
Segro PLC	30,738	152	AP Moller - Maersk A/S - B shares	39	299
Stockland	78,527	263	ComfortDelGro Corp Ltd	77,000	91
Unibail-Rodamco SE	1,428	318	Deutsche Post AG	761,615	13,447
Westfield Group	75,458	659	Kawasaki Kisen Kaisha Ltd	28,000	92
	$ 3,915		Nippon Express Co Ltd	35,000	154
Retail - 0.68%			Nippon Yusen KK	63,000	231
Aeon Co Ltd	24,800	312	PostNL NV	1,212,202	9,465

See accompanying notes

112

Schedule of Investments
International Value Fund I
July 31, 2011 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)	Country	Percent
			United Kingdom	20.78%

Transportation TNT Express NV (continued) (a)	824,243 $	8,350	Japan	16.41%
			France	10.73%
Toll Holdings Ltd	27,051	134	Switzerland	7.81%
West Japan Railway Co	7,000	298
Yamato Holdings Co Ltd	8,100	139	Germany	7.44%
			Netherlands	7.36%
		$ 32,863	Singapore	4.26%
Water - 0.04%			United States	3.64%
Suez Environnement Co	7,088	131	Spain	3.61%
United Utilities Group PLC	27,596	266	Italy	3.59%
Veolia Environnement	9,908	223	Korea, Republic Of	1.94%
		$ 620	Norway	1.61%
TOTAL COMMON STOCKS		$ 1,455,534	Australia	1.53%
	Maturity		Hong Kong	0.98%
	Amount		Brazil	0.85%
REPURCHASE AGREEMENTS - 2.12%	(000's)	Value (000's)	Sweden	0.83%
Banks - 2.12%			Denmark	0.82%
Investment in Joint Trading Account; Credit Suisse $	7,057	$ 7,057	Greece	0.77%
Repurchase Agreement; 0.14% dated			Taiwan, Province Of China	0.68%
07/29/11 maturing 08/01/11 (collateralized by			Finland	0.60%
US Treasury Strips; $7,197,806; 4.50% -			Thailand	0.59%
9.00%; dated 11/15/18 - 08/15/39)			Ireland	0.56%
Investment in Joint Trading Account; Deutsche	13,232	13,231	Luxembourg	0.54%
Bank Repurchase Agreement; 0.18% dated			Belgium	0.06%
07/29/11 maturing 08/01/11 (collateralized by			Israel	0.06%
Sovereign Agency Issues; $13,495,888;			Austria	0.05%
0.00% - 5.92%; dated 01/03/12 - 01/15/37)			Portugal	0.02%
Investment in Joint Trading Account; Merrill	7,465	7,464	Bermuda	0.02%
Lynch Repurchase Agreement; 0.14% dated			Guernsey	0.02%
07/29/11 maturing 08/01/11 (collateralized by			New Zealand	0.01%
Sovereign Agency Issues; $7,613,571; 0.00%;			Cyprus	0.00%
dated 10/21/11 - 04/15/42)			Other Assets in Excess of Liabilities, Net	1.83%
Investment in Joint Trading Account; Morgan	4,411	4,411	TOTAL NET ASSETS	100.00%
Stanley Repurchase Agreement; 0.16% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $4,498,629; 0.88%
- 5.30%; dated 05/01/13 - 04/26/19)
		$ 32,163
TOTAL REPURCHASE AGREEMENTS		$ 32,163
Total Investments		$ 1,487,697
Other Assets in Excess of Liabilities, Net - 1.83%		$ 27,690
TOTAL NET ASSETS - 100.00%		$ 1,515,387

(a)	Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $2 or 0.00% of net assets.
(c)	Security is Illiquid

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 204,569
Unrealized Depreciation		(70,338)
Net Unrealized Appreciation (Depreciation)		$ 134,231
Cost for federal income tax purposes		$ 1,353,466
All dollar amounts are shown in thousands (000's)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
eMini MSCI EAFE; September 2011	Long	476	$ 39,502	$ 39,739	$ 237
S&P 500 Emini; September 2011	Long	262	16,840	16,878	38
					$ 275

All dollar amounts are shown in thousands (000's)

See accompanying notes

113

Schedule of Investments
LargeCap Blend Fund II
July 31, 2011 (unaudited)

COMMON STOCKS - 95.56%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.11%			Beverages (continued)
Interpublic Group of Cos Inc	16,762 $	164	PepsiCo Inc	190,888 $	12,225
Lamar Advertising Co (a)	3,600	92		$ 19,816
Omnicom Group Inc	20,616	967	Biotechnology - 1.09%
	$ 1,223		Amgen Inc	49,081	2,685
Aerospace & Defense - 1.70%			Biogen Idec Inc (a)	10,360	1,055
Boeing Co/The	52,135	3,674	Celgene Corp (a)	25,260	1,498
General Dynamics Corp	10,204	695	Dendreon Corp (a)	4,500	166
Goodrich Corp	7,932	755	Gilead Sciences Inc (a)	41,533	1,759
L-3 Communications Holdings Inc	3,428	271	Human Genome Sciences Inc (a)	195,510	4,108
Lockheed Martin Corp	11,084	839	Life Technologies Corp (a)	5,772	260
Northrop Grumman Corp	6,885	417		$ 11,531
Orbital Sciences Corp (a)	373,218	6,464	Building Materials - 0.43%
Raytheon Co	8,704	389	Masco Corp	436,791	4,608
Rockwell Collins Inc	5,182	286
United Technologies Corp	50,700	4,200	Chemicals - 1.90%
	$ 17,990		Air Products & Chemicals Inc	47,036	4,174
Agriculture - 2.03%			CF Industries Holdings Inc	2,360	366
Altria Group Inc	79,190	2,082	Dow Chemical Co/The	44,798	1,562
Archer-Daniels-Midland Co	21,769	662	Eastman Chemical Co	5,505	532
Lorillard Inc	3,618	384	Ecolab Inc	67,580	3,379
Philip Morris International Inc	252,836	17,995	EI du Pont de Nemours & Co	29,542	1,519
Reynolds American Inc	11,053	389	FMC Corp	2,491	218
	$ 21,512		International Flavors & Fragrances Inc	2,722	166
Airlines - 0.05%			Monsanto Co	30,652	2,253
Southwest Airlines Co	52,499	523	Potash Corp of Saskatchewan Inc	45,655	2,639
			PPG Industries Inc	9,508	800
Apparel - 0.30%			Praxair Inc	14,507	1,504
Coach Inc	15,087	974	Sherwin-Williams Co/The	9,834	759
Nike Inc	18,192	1,640	Sigma-Aldrich Corp	4,197	282
Polo Ralph Lauren Corp	1,979	267		$ 20,153
VF Corp	2,916	341	Coal - 0.14%
	$ 3,222		Alpha Natural Resources Inc (a)	7,775	332
Automobile Manufacturers - 0.24%			Arch Coal Inc	6,200	159
Ford Motor Co (a)	122,087	1,491	Peabody Energy Corp	16,893	971
General Motors Co (a)	25,300	700		$ 1,462
PACCAR Inc	7,219	309	Commercial Services - 1.65%
	$ 2,500		Apollo Group Inc (a)	4,237	215
Automobile Parts & Equipment - 0.95%			Automatic Data Processing Inc	24,271	1,250
Johnson Controls Inc	268,478	9,920	DeVry Inc	2,130	132
TRW Automotive Holdings Corp (a)	2,600	131	Equifax Inc	4,360	150
	$ 10,051		H&R Block Inc	18,360	275
Banks - 6.59%			Mastercard Inc	5,916	1,794
Bank of America Corp	730,109	7,089	Moody's Corp	283,150	10,083
Bank of New York Mellon Corp/The	32,132	807	Paychex Inc	14,881	420
BB&T Corp	13,780	354	Robert Half International Inc	5,400	148
Capital One Financial Corp	11,718	560	RR Donnelley & Sons Co	7,076	133
Citigroup Inc	165,192	6,334	SAIC Inc (a)	10,112	162
Comerica Inc	109,866	3,519	Total System Services Inc	5,311	99
Fifth Third Bancorp	75,237	952	Visa Inc	19,397	1,659
First Horizon National Corp	37,008	332	Western Union Co/The	49,941	969
Goldman Sachs Group Inc/The	23,877	3,223		$ 17,489
JP Morgan Chase & Co	428,683	17,341	Computers - 6.44%
KeyCorp	27,763	223	Accenture PLC - Class A	25,443	1,504
M&T Bank Corp	8,154	703	Apple Inc (a)	79,487	31,039
Morgan Stanley	84,616	1,882	Cognizant Technology Solutions Corp (a)	6,172	431
Northern Trust Corp	11,400	512	Computer Sciences Corp	8,900	314
PNC Financial Services Group Inc	28,882	1,568	Dell Inc (a)	109,685	1,781
State Street Corp	26,079	1,081	EMC Corp/Massachusetts (a)	85,764	2,236
SunTrust Banks Inc	12,091	296	Hewlett-Packard Co	116,779	4,106
US Bancorp	104,052	2,712	IBM Corp	111,029	20,191
Wells Fargo & Co	720,675	20,136	Lexmark International Inc (a)	2,690	90
Zions Bancorporation	11,100	243	NetApp Inc (a)	112,598	5,351
	$ 69,867		SanDisk Corp (a)	22,082	939
Beverages - 1.87%			Western Digital Corp (a)	7,771	268
Brown-Forman Corp	3,445	253		$ 68,250
Coca-Cola Co/The	90,527	6,157	Consumer Products - 0.15%
Coca-Cola Enterprises Inc	11,282	317	Avery Dennison Corp	3,694	117
Constellation Brands Inc (a)	6,584	134	Kimberly-Clark Corp	22,386	1,463
Dr Pepper Snapple Group Inc	7,633	288		$ 1,580
Molson Coors Brewing Co	9,800	442

See accompanying notes

114

Schedule of Investments
LargeCap Blend Fund II
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Cosmetics & Personal Care - 1.84%			Energy - Alternate Sources - 0.01%
Avon Products Inc	29,800 $	782	First Solar Inc (a)	1,100 $	130
Colgate-Palmolive Co	32,042	2,704
Estee Lauder Cos Inc/The	3,895	409	Engineering & Construction - 0.11%
Procter & Gamble Co	253,913	15,612	Fluor Corp	11,928	758
	$ 19,507		Foster Wheeler AG (a)	2,700	73
Distribution & Wholesale - 0.09%			Jacobs Engineering Group Inc (a)	4,264	167
Fastenal Co	7,800	263	McDermott International Inc (a)	8,200	165
Genuine Parts Co	7,832	416		$ 1,163
WW Grainger Inc	2,029	301	Entertainment - 0.08%
	$ 980		International Game Technology	45,884	853
Diversified Financial Services - 2.13%
American Express Co	189,490	9,482	Environmental Control - 0.05%
Ameriprise Financial Inc	13,757	744	Republic Services Inc	6,400	186
BlackRock Inc	2,316	413	Waste Management Inc	9,601	302
Charles Schwab Corp/The	338,906	5,060		$ 488
CME Group Inc	4,418	1,278	Food - 2.82%
Discover Financial Services	36,017	923	Campbell Soup Co	6,115	202
Federated Investors Inc	3,136	67	ConAgra Foods Inc	23,304	597
Franklin Resources Inc	9,192	1,167	Dean Foods Co (a)	6,304	69
IntercontinentalExchange Inc (a)	3,974	490	General Mills Inc	50,424	1,884
Invesco Ltd	35,835	795	Hershey Co/The	4,951	279
Janus Capital Group Inc	6,082	51	HJ Heinz Co	7,905	416
Legg Mason Inc	14,800	435	Hormel Foods Corp	4,472	130
NASDAQ OMX Group Inc/The (a)	5,093	123	Kellogg Co	216,635	12,084
NYSE Euronext	19,385	649	Kraft Foods Inc	64,066	2,203
SLM Corp	29,700	463	Kroger Co/The	40,376	1,004
T Rowe Price Group Inc	8,387	476	McCormick & Co Inc/MD	193,369	9,407
	$ 22,616		Safeway Inc	12,152	245
Electric - 1.48%			SUPERVALU Inc	6,850	59
AES Corp/The (a)	115,587	1,423	Sysco Corp	14,334	438
Ameren Corp	8,169	235	Whole Foods Market Inc	13,222	882
American Electric Power Co Inc	11,202	413		$ 29,899
Calpine Corp (a)	27,000	439	Forest Products & Paper - 0.91%
CMS Energy Corp	7,916	152	International Paper Co	319,332	9,484
Consolidated Edison Inc	6,790	357	MeadWestvaco Corp	5,899	184
Constellation Energy Group Inc	21,600	839		$ 9,668
Dominion Resources Inc/VA	14,929	723	Gas - 0.61%
Duke Energy Corp	29,402	547	CenterPoint Energy Inc	50,786	995
Edison International	16,240	618	NiSource Inc	9,507	191
Entergy Corp	19,053	1,273	Sempra Energy	103,754	5,259
Exelon Corp	47,652	2,100		$ 6,445
FirstEnergy Corp	36,098	1,612	Hand & Machine Tools - 0.05%
Integrys Energy Group Inc	2,633	132	Stanley Black & Decker Inc	8,865	583
NextEra Energy Inc	9,547	527
Northeast Utilities	5,708	194	Healthcare - Products - 2.52%
NRG Energy Inc (a)	8,274	203	Baxter International Inc	27,223	1,583
PG&E Corp	8,340	346	Becton Dickinson and Co	4,459	373
Pinnacle West Capital Corp	3,723	158	Boston Scientific Corp (a)	77,242	554
PPL Corp	23,624	659	Covidien PLC	28,261	1,436
Progress Energy Inc	9,510	445	CR Bard Inc	3,600	355
Public Service Enterprise Group Inc	10,241	335	DENTSPLY International Inc	18,662	707
SCANA Corp	3,828	150	Edwards Lifesciences Corp (a)	54,174	3,865
Southern Co	18,843	745	Hospira Inc (a)	3,800	194
TECO Energy Inc	23,740	440	Johnson & Johnson	205,596	13,320
Wisconsin Energy Corp	7,548	231	Medtronic Inc	40,406	1,457
Xcel Energy Inc	16,172	388	Patterson Cos Inc	3,289	101
	$ 15,684		St Jude Medical Inc	8,054	375
Electrical Components & Equipment - 0.34%			Stryker Corp	25,255	1,372
Emerson Electric Co	65,716	3,226	Zimmer Holdings Inc (a)	16,379	983
Energizer Holdings Inc (a)	3,400	274		$ 26,675
Molex Inc	4,489	106	Healthcare - Services - 1.13%
	$ 3,606		Aetna Inc	98,724	4,096
Electronics - 0.35%			CIGNA Corp	9,166	456
Agilent Technologies Inc (a)	18,723	790	Coventry Health Care Inc (a)	5,156	165
Jabil Circuit Inc	6,569	120	DaVita Inc (a)	6,937	579
PerkinElmer Inc	3,798	93	HCA Holdings Inc (a)	10,700	286
TE Connectivity Ltd	24,425	841	Humana Inc	8,511	634
Thermo Fisher Scientific Inc (a)	21,788	1,309	Laboratory Corp of America Holdings (a)	3,438	312
Waters Corp (a)	6,600	580	Quest Diagnostics Inc	12,053	652
	$ 3,733		Tenet Healthcare Corp (a)	16,728	93

See accompanying notes

115

Schedule of Investments
LargeCap Blend Fund II
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Services (continued)			Machinery - Diversified (continued)
UnitedHealth Group Inc	63,668 $	3,160	Roper Industries Inc	3,182 $	260
WellPoint Inc	22,898	1,547		$ 12,608
	$ 11,980		Media - 3.09%
Home Builders - 1.05%			Cablevision Systems Corp	7,432	181
Lennar Corp	154,550	2,734	CBS Corp	15,602	427
Toll Brothers Inc (a)	418,914	8,361	Comcast Corp - Class A	136,493	3,279
	$ 11,095		DIRECTV (a)	39,942	2,024
Home Furnishings - 0.04%			Discovery Communications Inc - C Shares (a)	13,650	492
Harman International Industries Inc	10,677	444	Gannett Co Inc	8,145	104
			McGraw-Hill Cos Inc/The	10,405	433
Housewares - 0.01%			News Corp - Class A	51,635	827
Newell Rubbermaid Inc	9,575	149	News Corp - Class B	569,056	9,389
			Scripps Networks Interactive	3,083	143
Insurance - 2.82%			Time Warner Cable Inc	20,990	1,539
ACE Ltd	15,505	1,038	Time Warner Inc	60,643	2,132
Aflac Inc	24,377	1,123	Viacom Inc	13,700	663
Allstate Corp/The	47,087	1,305	Walt Disney Co/The	286,773	11,075
American International Group Inc (a)	14,972	430	Washington Post Co/The	201	81
Aon Corp	31,242	1,503		$ 32,789
Assurant Inc	3,267	116	Metal Fabrication & Hardware - 0.13%
Berkshire Hathaway Inc - Class A (a)	46	5,129	Precision Castparts Corp	8,546	1,379
Berkshire Hathaway Inc - Class B (a)	66,221	4,912
Chubb Corp	20,899	1,305	Mining - 1.39%
Cincinnati Financial Corp	5,609	153	Alcoa Inc	23,211	342
Hartford Financial Services Group Inc	22,923	537	Barrick Gold Corp	7,100	338
Lincoln National Corp	10,712	284	Eldorado Gold Corp	19,900	344
Loews Corp	10,500	419	Freeport-McMoRan Copper & Gold Inc	123,928	6,563
Marsh & McLennan Cos Inc	43,383	1,280	Newmont Mining Corp	119,055	6,620
MetLife Inc	190,691	7,859	Vulcan Materials Co	14,500	497
Progressive Corp/The	22,302	439		$ 14,704
Prudential Financial Inc	17,079	1,002	Miscellaneous Manufacturing - 4.52%
Torchmark Corp	4,281	173	3M Co	94,938	8,272
Travelers Cos Inc/The	10,445	576	Cooper Industries PLC	11,500	602
Unum Group	10,956	267	Danaher Corp	41,118	2,020
	$ 29,850		Dover Corp	6,140	371
Internet - 2.94%			Eaton Corp	106,766	5,119
Amazon.com Inc (a)	20,145	4,483	General Electric Co	892,804	15,990
eBay Inc (a)	37,574	1,231	Harsco Corp	138,587	3,799
Expedia Inc	7,267	230	Honeywell International Inc	151,873	8,065
Google Inc (a)	36,552	22,066	Illinois Tool Works Inc	11,587	577
Liberty Media Corp - Interactive (a)	24,000	394	Ingersoll-Rand PLC	31,098	1,163
Netflix Inc (a)	1,858	494	ITT Corp	6,029	322
Priceline.com Inc (a)	2,689	1,445	Pall Corp	3,749	186
Symantec Corp (a)	25,572	487	Parker Hannifin Corp	5,291	418
Yahoo! Inc (a)	27,146	356	Textron Inc	23,100	534
	$ 31,186		Tyco International Ltd	11,357	503
Iron & Steel - 0.19%				$ 47,941
Cliffs Natural Resources Inc	9,915	890	Office & Business Equipment - 0.09%
Nucor Corp	20,984	816	Pitney Bowes Inc	7,141	154
United States Steel Corp	7,600	304	Xerox Corp	85,441	797
	$ 2,010			$ 951
Leisure Products & Services - 0.56%			Oil & Gas - 10.04%
Carnival Corp	20,800	693	Anadarko Petroleum Corp	10,072	831
Harley-Davidson Inc	120,749	5,239	Apache Corp	86,442	10,695
	$ 5,932		Cabot Oil & Gas Corp	3,373	250
Lodging - 0.26%			Chesapeake Energy Corp	13,279	456
Las Vegas Sands Corp (a)	23,900	1,127	Chevron Corp	153,401	15,957
Marriott International Inc/DE	24,639	801	Cimarex Energy Co	3,300	291
Starwood Hotels & Resorts Worldwide Inc	8,200	451	Concho Resources Inc/Midland TX (a)	3,100	290
Wyndham Worldwide Corp	6,157	213	ConocoPhillips	56,910	4,097
Wynn Resorts Ltd	1,200	184	Denbury Resources Inc (a)	13,434	259
	$ 2,776		Devon Energy Corp	21,286	1,675
Machinery - Construction & Mining - 0.36%			Diamond Offshore Drilling Inc	71,307	4,837
Caterpillar Inc	29,736	2,937	EOG Resources Inc	12,310	1,256
Joy Global Inc	9,010	847	EQT Corp	11,925	757
	$ 3,784		Exxon Mobil Corp	457,187	36,478
Machinery - Diversified - 1.19%			Helmerich & Payne Inc	3,636	251
Cummins Inc	62,999	6,607	Hess Corp	17,221	1,181
Deere & Co	70,814	5,560	Marathon Oil Corp	16,675	516
			Marathon Petroleum Corp (a)	21,597	945
Flowserve Corp	1,821	181

See accompanying notes

116

Schedule of Investments
LargeCap Blend Fund II
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			REITS (continued)
Murphy Oil Corp	15,200 $	976	Vornado Realty Trust	10,868 $	1,017
Nabors Industries Ltd (a)	9,766	258	Weyerhaeuser Co	22,867	457
Newfield Exploration Co (a)	86,362	5,823		$ 7,875
Noble Corp	13,200	487	Retail - 4.06%
Noble Energy Inc	3,985	397	Abercrombie & Fitch Co	2,851	208
Occidental Petroleum Corp	36,233	3,558	AutoZone Inc (a)	3,406	973
Petroleo Brasileiro SA ADR	127,580	4,334	Bed Bath & Beyond Inc (a)	25,845	1,512
QEP Resources Inc	5,707	250	Best Buy Co Inc	11,073	306
Range Resources Corp	7,500	489	Big Lots Inc (a)	2,846	99
Southwestern Energy Co (a)	19,642	875	CarMax Inc (a)	37,493	1,198
Suncor Energy Inc	15,300	585	Chipotle Mexican Grill Inc (a)	2,514	816
Sunoco Inc	4,103	167	Costco Wholesale Corp	8,815	690
Tesoro Corp (a)	4,842	118	CVS Caremark Corp	58,842	2,139
Total SA ADR	115,365	6,238	Darden Restaurants Inc	4,813	244
Valero Energy Corp	32,097	806	Dollar General Corp (a)	21,600	680
	$ 106,383		Family Dollar Stores Inc	4,180	222
Oil & Gas Services - 2.76%			GameStop Corp (a)	5,037	119
Baker Hughes Inc	29,130	2,254	Gap Inc/The	17,420	336
Cameron International Corp (a)	8,426	472	Home Depot Inc	67,554	2,359
FMC Technologies Inc (a)	18,600	848	Kohl's Corp	32,902	1,800
Halliburton Co	166,481	9,112	Lowe's Cos Inc	45,218	976
National Oilwell Varco Inc	127,196	10,248	Ltd Brands Inc	8,645	327
Schlumberger Ltd	69,464	6,277	Macy's Inc	39,276	1,134
	$ 29,211		McDonald's Corp	45,790	3,960
Packaging & Containers - 0.04%			Nordstrom Inc	5,448	273
Ball Corp	5,531	215	O'Reilly Automotive Inc (a)	4,722	281
Owens-Illinois Inc (a)	5,628	130	Ross Stores Inc	12,083	915
Sealed Air Corp	5,478	118	Staples Inc	336,812	5,409
	$ 463		Starbucks Corp	47,266	1,895
Pharmaceuticals - 6.34%			Target Corp	32,184	1,658
Abbott Laboratories	59,467	3,052	Tiffany & Co	4,383	349
Allergan Inc/United States	13,492	1,097	Tim Hortons Inc	5,400	259
AmerisourceBergen Corp	141,214	5,410	TJX Cos Inc	8,931	494
Bristol-Myers Squibb Co	358,367	10,271	Walgreen Co	43,833	1,711
Cardinal Health Inc	8,654	379	Wal-Mart Stores Inc	121,589	6,409
Cephalon Inc (a)	2,483	198	Yum! Brands Inc	61,495	3,248
Eli Lilly & Co	20,623	790		$ 42,999
Express Scripts Inc (a)	26,427	1,434	Savings & Loans - 0.03%
Forest Laboratories Inc (a)	9,241	342	Hudson City Bancorp Inc	16,301	134
GlaxoSmithKline PLC ADR	96,149	4,271	People's United Financial Inc	12,907	164
McKesson Corp	17,148	1,391		$ 298
Mead Johnson Nutrition Co	6,598	471	Semiconductors - 2.58%
Medco Health Solutions Inc (a)	18,689	1,175	Advanced Micro Devices Inc (a)	32,866	242
Merck & Co Inc	136,498	4,659	Altera Corp	10,460	428
Novartis AG ADR	154,003	9,425	Applied Materials Inc	75,905	935
Pfizer Inc	1,024,089	19,703	ASML Holding NV	211,640	7,545
Sanofi-Aventis SA - Rights (a)	5,301	6	Broadcom Corp	27,853	1,032
Warner Chilcott PLC	150,470	3,163	Intel Corp	212,514	4,745
	$ 67,237		KLA-Tencor Corp	5,650	225
Pipelines - 0.35%			Lam Research Corp (a)	7,600	311
El Paso Corp	63,700	1,309	Linear Technology Corp	18,783	550
Spectra Energy Corp	48,699	1,316	LSI Corp (a)	21,638	159
Williams Cos Inc	34,029	1,079	Marvell Technology Group Ltd (a)	33,200	492
	$ 3,704		MEMC Electronic Materials Inc (a)	7,440	55
Real Estate - 0.05%			Microchip Technology Inc	6,150	208
CB Richard Ellis Group Inc (a)	24,810	541	Micron Technology Inc (a)	77,539	572
			Novellus Systems Inc (a)	3,099	96
REITS - 0.74%			NVIDIA Corp (a)	61,702	853
AvalonBay Communities Inc	2,689	361	Teradyne Inc (a)	5,842	79
Boston Properties Inc	4,728	507	Texas Instruments Inc	206,695	6,149
Equity Residential	6,588	407	Xilinx Inc	83,424	2,678
HCP Inc	9,281	341		$ 27,354
Health Care REIT Inc	5,901	312	Software - 3.86%
Host Hotels & Resorts Inc	21,530	341	Adobe Systems Inc (a)	55,789	1,547
Kimco Realty Corp	13,798	263	Autodesk Inc (a)	194,090	6,677
Plum Creek Timber Co Inc	5,290	202	BMC Software Inc (a)	6,020	260
ProLogis Inc	10,953	390	CA Inc	55,827	1,244
Public Storage Inc	5,815	696	Citrix Systems Inc (a)	6,364	458
Simon Property Group Inc	18,477	2,227	Compuware Corp (a)	7,530	73
Ventas Inc	6,544	354	Dun & Bradstreet Corp	1,683	122
			Electronic Arts Inc (a)	10,800	240

See accompanying notes

117

Schedule of Investments
LargeCap Blend Fund II
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)				Maturity
Software (continued)					Amount
Fidelity National Information Services Inc	16,189 $	486	REPURCHASE AGREEMENTS (continued)		(000's)	Value (000's)
Fiserv Inc (a)	4,894	295	Banks (continued)
Intuit Inc	8,902	416	Investment in Joint Trading Account; Morgan		$ 5,680	$ 5,680
Microsoft Corp	636,270	17,434	Stanley Repurchase Agreement; 0.16% dated
Oracle Corp	354,098	10,829	07/29/11 maturing 08/01/11 (collateralized by
Red Hat Inc (a)	11,000	463	Sovereign Agency Issues; $5,793,502; 0.88%
Salesforce.com Inc (a)	2,385	345	- 5.30%; dated 05/01/13 - 04/26/19)
		$ 40,889				$ 41,420
Telecommunications - 3.84%			TOTAL REPURCHASE AGREEMENTS			$ 41,420
American Tower Corp (a)	111,547	5,860	Total Investments			$ 1,054,330
AT&T Inc	345,800	10,118	Other Assets in Excess of Liabilities, Net - 0.53%			$ 5,569
CenturyLink Inc	12,446	462	TOTAL NET ASSETS - 100.00%			$ 1,059,899
Cisco Systems Inc	249,971	3,992
Corning Inc	85,179	1,355
Crown Castle International Corp (a)	21,700	942	(a) Non-Income Producing Security
Harris Corp	4,312	172
Juniper Networks Inc (a)	34,569	809
Motorola Mobility Holdings Inc (a)	33,650	753
			Unrealized Appreciation (Depreciation)
Motorola Solutions Inc	10,964	492	The net federal income tax unrealized appreciation (depreciation) and federal tax
Qualcomm Inc	72,767	3,986	cost of investments held as of the period end were as follows:
Sprint Nextel Corp (a)	162,100	686
Tellabs Inc	13,314	55	Unrealized Appreciation			$ 116,783
Verizon Communications Inc	312,282	11,020	Unrealized Depreciation			(40,018)
		$ 40,702	Net Unrealized Appreciation (Depreciation)			$ 76,765
Textiles - 0.04%			Cost for federal income tax purposes			$ 977,565
Cintas Corp	12,282	400	All dollar amounts are shown in thousands (000's)

Toys, Games & Hobbies - 0.10%			Portfolio Summary (unaudited)
Hasbro Inc	12,599	499	Sector			Percent
Mattel Inc	20,824	555	Consumer, Non-cyclical			21.43%
		$ 1,054	Financial			16.27%
Transportation - 1.93%			Energy			13.30%
CH Robinson Worldwide Inc	4,200	304	Technology			12.97%
CSX Corp	22,324	549	Industrial			11.20%
Expeditors International of Washington Inc	2,600	124	Communications			9.98%
FedEx Corp	17,290	1,502	Consumer, Cyclical			7.84%
Norfolk Southern Corp	81,391	6,161	Basic Materials			4.39%
Ryder System Inc	4,400	248	Utilities			2.09%
Union Pacific Corp	27,685	2,837	Other Assets in Excess of Liabilities, Net			0.53%
United Parcel Service Inc	125,547	8,690	TOTAL NET ASSETS			100.00%
		$ 20,415
TOTAL COMMON STOCKS		$ 1,012,910
	Maturity
	Amount
REPURCHASE AGREEMENTS - 3.91%	(000's)	Value (000's)
Banks - 3.91%
Investment in Joint Trading Account; Credit Suisse $ 9,088		$ 9,087
Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
US Treasury Strips; $9,269,604; 4.50% -
9.00%; dated 11/15/18 - 08/15/39)
Investment in Joint Trading Account; Deutsche	17,040	17,040
Bank Repurchase Agreement; 0.18% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $17,380,508;
0.00% - 5.92%; dated 01/03/12 - 01/15/37)
Investment in Joint Trading Account; Merrill	9,613	9,613
Lynch Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $9,805,040; 0.00%;
dated 10/21/11 - 04/15/42)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2011	Long	710	$ 45,717 $	45,738	$ 21
					$ 21

All dollar amounts are shown in thousands (000's)

See accompanying notes

118

Schedule of Investments LargeCap Growth Fund July 31, 2011 (unaudited)

COMMON STOCKS - 96.48%	Shares Held Value (000's)		COMMON STOCKS (continued)		Shares Held Value (000's)
Automobile Manufacturers - 2.68%			Oil & Gas - 5.97%
Ford Motor Co (a)	5,232,988 $	63,895	Apache Corp	400,000 $	49,488
			Cabot Oil & Gas Corp	424,998	31,484
Banks - 1.03%			Ensco PLC ADR	598,000	31,843
Capital One Financial Corp	511,861	24,467	Occidental Petroleum Corp	302,800	29,729
					$ 142,544
Beverages - 2.15%			Oil & Gas Services - 3.43%
Coca-Cola Co/The	756,000	51,415	Halliburton Co	671,300	36,740
			National Oilwell Varco Inc	559,200	45,055
Biotechnology - 2.07%					$ 81,795
Gilead Sciences Inc (a)	593,000	25,120	Pharmaceuticals - 6.73%
Illumina Inc (a)	390,301	24,374	Allergan Inc/United States	508,000	41,305
	$ 49,494		Pfizer Inc	2,674,000	51,448
Chemicals - 4.27%			Valeant Pharmaceuticals International Inc	308,400	16,971
EI du Pont de Nemours & Co	547,700	28,163	Watson Pharmaceuticals Inc (a)	758,836	50,941
Monsanto Co	519,000	38,136			$ 160,665
Potash Corp of Saskatchewan Inc	617,000	35,669	Retail - 9.26%
	$ 101,968		Bed Bath & Beyond Inc (a)	981,000	57,379
Commercial Services - 5.44%			Home Depot Inc	1,310,000	45,758
Mastercard Inc	201,481	61,099	Ltd Brands Inc	593,800	22,481
Moody's Corp	623,000	22,185	McDonald's Corp	282,800	24,457
Visa Inc	542,932	46,442	Starbucks Corp	1,768,000	70,879
	$ 129,726				$ 220,954
Computers - 11.96%			Software - 5.10%
Accenture PLC - Class A	718,600	42,498	Electronic Arts Inc (a)	514,800	11,454
Apple Inc (a)	307,607	120,115	Oracle Corp	2,179,000	66,634
Cognizant Technology Solutions Corp (a)	691,585	48,321	Salesforce.com Inc (a)	301,700	43,659
NetApp Inc (a)	915,388	43,499			$ 121,747
Riverbed Technology Inc (a)	381,000	10,908	Telecommunications - 4.84%
SanDisk Corp (a)	474,423	20,177	Acme Packet Inc (a)	168,000	9,899
	$ 285,518		Juniper Networks Inc (a)	356,800	8,346
Cosmetics & Personal Care - 2.08%			MetroPCS Communications Inc (a)	1,197,000	19,487
Estee Lauder Cos Inc/The	472,891	49,611	Qualcomm Inc	1,421,000	77,842
					$ 115,574
Diversified Financial Services - 3.90%			Transportation - 1.52%
American Express Co	1,296,000	64,852	FedEx Corp	418,000	36,316
Discover Financial Services	1,099,755	28,165
	$ 93,017		TOTAL COMMON STOCKS		$ 2,302,465
Electronics - 3.48%				Maturity
Agilent Technologies Inc (a)	943,600	39,782		Amount
Thermo Fisher Scientific Inc (a)	718,560	43,178	REPURCHASE AGREEMENTS - 2.36%	(000's)	Value (000's)
	$ 82,960		Banks - 2.36%
Food - 2.92%			Investment in Joint Trading Account; Credit Suisse $	12,348	$ 12,348
Hershey Co/The	421,529	23,791	Repurchase Agreement; 0.14% dated
Whole Foods Market Inc	688,000	45,890	07/29/11 maturing 08/01/11 (collateralized by
	$ 69,681		US Treasury Strips; $12,594,611; 4.50% -
Healthcare - Services - 1.06%			9.00%; dated 11/15/18 - 08/15/39)
UnitedHealth Group Inc	512,000	25,411	Investment in Joint Trading Account; Deutsche	23,153	23,152
			Bank Repurchase Agreement; 0.18% dated
Internet - 5.73%			07/29/11 maturing 08/01/11 (collateralized by
Amazon.com Inc (a)	321,600	71,562	Sovereign Agency Issues; $23,614,895;
Priceline.com Inc (a)	121,000	65,056	0.00% - 5.92%; dated 01/03/12 - 01/15/37)
	$ 136,618		Investment in Joint Trading Account; Merrill	13,061	13,061
Lodging - 2.47%			Lynch Repurchase Agreement; 0.14% dated
Las Vegas Sands Corp (a)	1,250,000	58,975	07/29/11 maturing 08/01/11 (collateralized by
			Sovereign Agency Issues; $13,322,107;
Machinery - Construction & Mining - 2.79%			0.00%; dated 10/21/11 - 04/15/42)
Caterpillar Inc	673,000	66,486	Investment in Joint Trading Account; Morgan	7,718	7,717
			Stanley Repurchase Agreement; 0.16% dated
Machinery - Diversified - 4.04%			07/29/11 maturing 08/01/11 (collateralized by
Cummins Inc	178,400	18,710	Sovereign Agency Issues; $7,871,632; 0.88%
Deere & Co	770,784	60,514	- 5.30%; dated 05/01/13 - 04/26/19)
Rockwell Automation Inc	239,000	17,151			$ 56,278
	$ 96,375		TOTAL REPURCHASE AGREEMENTS		$ 56,278
Media - 1.08%			Total Investments		$ 2,358,743
DIRECTV (a)	508,000	25,745	Other Assets in Excess of Liabilities, Net - 1.16%		$ 27,589
			TOTAL NET ASSETS - 100.00%		$ 2,386,332
Mining - 0.48%
Freeport-McMoRan Copper & Gold Inc	217,300	11,508

(a)	Non-Income Producing Security

See accompanying notes

119

Schedule of Investments LargeCap Growth Fund July 31, 2011 (unaudited)

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 576,103
Unrealized Depreciation	(44,772)
Net Unrealized Appreciation (Depreciation)	$ 531,331
Cost for federal income tax purposes	$ 1,827,412
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	22.45%
Technology	17.06%
Consumer, Cyclical	14.41%
Industrial	11.83%
Communications	11.65%
Energy	9.40%
Financial	7.29%
Basic Materials	4.75%
Other Assets in Excess of Liabilities, Net	1.16%
TOTAL NET ASSETS	100.00%

See accompanying notes

120

Schedule of Investments
LargeCap Growth Fund I
July 31, 2011 (unaudited)

COMMON STOCKS - 97.32%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.04%			Chemicals (continued)
Interpublic Group of Cos Inc	22,070 $	217	Huntsman Corp	4,542 $	87
Omnicom Group Inc	22,133	1,038	International Flavors & Fragrances Inc	9,228	565
	$ 1,255		Kronos Worldwide Inc	2,630	81
Aerospace & Defense - 1.62%			Lubrizol Corp	4,905	660
Alliant Techsystems Inc	314	20	LyondellBasell Industries NV	2,570	101
BE Aerospace Inc (a)	11,084	441	Monsanto Co	163,210	11,993
Boeing Co/The	389,674	27,460	Mosaic Co/The	21,340	1,509
Goodrich Corp	5,830	555	PPG Industries Inc	12,840	1,081
Lockheed Martin Corp	19,367	1,467	Praxair Inc	361,893	37,506
Rockwell Collins Inc	11,938	658	Rockwood Holdings Inc (a)	7,836	474
United Technologies Corp	276,997	22,946	Sherwin-Williams Co/The	10,837	836
	$ 53,547		Sigma-Aldrich Corp	9,892	664
Agriculture - 0.45%			Solutia Inc (a)	14,765	317
Altria Group Inc	144,681	3,805	Valspar Corp	1,292	42
Philip Morris International Inc	149,109	10,612	WR Grace & Co (a)	7,980	403
Reynolds American Inc	12,342	435		$ 66,259
	$ 14,852		Coal - 0.70%
Airlines - 0.04%			Alpha Natural Resources Inc (a)	15,121	646
Copa Holdings SA	3,050	200	Arch Coal Inc	2,103	54
Delta Air Lines Inc (a)	61,384	484	Consol Energy Inc	15,554	834
Southwest Airlines Co	16,825	168	Peabody Energy Corp	358,715	20,615
United Continental Holdings Inc (a)	32,807	594	Walter Energy Inc	7,522	922
	$ 1,446			$ 23,071
Apparel - 1.70%			Commercial Services - 3.43%
Coach Inc	739,146	47,719	Aaron's Inc	7,043	178
Deckers Outdoor Corp (a)	4,669	463	Alliance Data Systems Corp (a)	6,090	599
Nike Inc	28,109	2,534	Apollo Group Inc (a)	14,376	731
Polo Ralph Lauren Corp	40,580	5,482	Automatic Data Processing Inc	33,910	1,746
	$ 56,198		DeVry Inc	6,385	397
			Gartner Inc (a)	11,102	410
Automobile Ford Motor Co Manufacturers (a) - 0.09%	143,834	1,756	Genpact Ltd (a)	1,811,961	29,897
Navistar International Corp (a)	4,737	243	Global Payments Inc	9,524	452
PACCAR Inc	25,149	1,077	H&R Block Inc	21,672	324
			ITT Educational Services Inc (a)	3,611	309
	$ 3,076
Banks - 1.33%			Lender Processing Services Inc	11,056	208
Bank of New York Mellon Corp/The	1,092,160	27,424	Mastercard Inc	242,771	73,620
JP Morgan Chase & Co	391,267	15,827	Moody's Corp	23,715	845
Wells Fargo & Co	26,257	734	Paychex Inc	24,788	700
			Pharmaceutical Product Development Inc	12,571	362
	$ 43,985		SAIC Inc (a)	10,603	170
Beverages - 0.58%			Towers Watson & Co	753	46
Brown-Forman Corp	9,103	670	Verisk Analytics Inc (a)	12,081	402
Coca-Cola Co/The	135,667	9,227	Visa Inc	11,593	992
Coca-Cola Enterprises Inc	30,063	845	VistaPrint NV (a)	4,992	133
Dr Pepper Snapple Group Inc	18,963	716
Green Mountain Coffee Roasters Inc (a)	8,431	876	Weight Watchers International Inc	3,696	285
			Western Union Co/The	48,851	948
PepsiCo Inc	108,544	6,951		$ 113,754
	$ 19,285		Computers - 12.71%
Biotechnology - 1.72%			Accenture PLC - Class A	1,071,021	63,340
Alexion Pharmaceuticals Inc (a)	58,150	3,303
			Apple Inc (a)	525,617	205,243
Biogen Idec Inc (a)	93,014	9,475
			Cadence Design Systems Inc (a)	30,857	319
Celgene Corp (a)	364,578	21,619
			Cognizant Technology Solutions Corp (a)	599,067	41,857
Charles River Laboratories International Inc (a)	5,896	233
			Dell Inc (a)	94,650	1,537
Dendreon Corp (a)	190,100	7,015
Gilead Sciences Inc (a)	62,787	2,660	DST Systems Inc	623	32
			EMC Corp/Massachusetts (a)	939,319	24,498
Human Genome Sciences Inc (a)	506,046	10,632
			Fortinet Inc (a)	14,477	294
Illumina Inc (a)	10,143	633
Life Technologies Corp (a)	1,878	85	IBM Corp	83,344	15,156
			IHS Inc (a)	5,639	415
Myriad Genetics Inc (a)	11,141	237
			NCR Corp (a)	15,053	300
United Therapeutics Corp (a)	5,577	320
			NetApp Inc (a)	1,093,595	51,968
Vertex Pharmaceuticals Inc (a)	12,513	649
			SanDisk Corp (a)	361,800	15,387
	$ 56,861		Teradata Corp (a)	11,586	637
Chemicals - 2.00%				$ 420,983
Air Products & Chemicals Inc	15,690	1,392	Consumer Products - 0.08%
Albemarle Corp	10,892	725	Avery Dennison Corp	916	29
Celanese Corp	18,118	999	Kimberly-Clark Corp	31,885	2,084
CF Industries Holdings Inc	4,846	753	Scotts Miracle-Gro Co/The	5,331	269
Eastman Chemical Co	8,582	829	Tupperware Brands Corp	6,982	436
Ecolab Inc	15,704	785
EI du Pont de Nemours & Co	71,926	3,698		$ 2,818
FMC Corp	8,662	759

See accompanying notes

121

Schedule of Investments
LargeCap Growth Fund I
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Cosmetics & Personal Care - 0.15%			Food (continued)
Avon Products Inc	29,007 $	761	Sysco Corp	39,594 $	1,211
Colgate-Palmolive Co	30,283	2,555	Whole Foods Market Inc	153,547	10,242
Estee Lauder Cos Inc/The	7,744	813		$ 17,107
Procter & Gamble Co	14,560	895	Forest Products & Paper - 0.01%
	$ 5,024		International Paper Co	11,192	332
Distribution & Wholesale - 0.65%
Fastenal Co	405,283	13,638	Gas - 0.00%
Fossil Inc (a)	50,918	6,399	National Fuel Gas Co	1,457	105
Genuine Parts Co	5,185	276
LKQ Corp (a)	17,027	418	Hand & Machine Tools - 0.01%
WESCO International Inc (a)	1,558	79	Lincoln Electric Holdings Inc	6,254	214
WW Grainger Inc	4,579	679
	$ 21,489		Healthcare - Products - 4.66%
Diversified Financial Services - 2.62%			Baxter International Inc	253,961	14,773
Affiliated Managers Group Inc (a)	4,488	468	Becton Dickinson and Co	17,264	1,443
American Express Co	48,476	2,426	Bruker BioSciences Corp (a)	10,228	176
BlackRock Inc	5,193	927	CareFusion Corp (a)	4,572	121
CBOE Holdings Inc	6,362	147	Cooper Cos Inc/The	1,002	77
Charles Schwab Corp/The	2,433,089	36,326	Covidien PLC	20,832	1,058
Discover Financial Services	6,520	167	CR Bard Inc	5,818	574
Federated Investors Inc	8,840	189	DENTSPLY International Inc	207,336	7,856
Franklin Resources Inc	259,949	33,003	Edwards Lifesciences Corp (a)	125,557	8,958
IntercontinentalExchange Inc (a)	84,873	10,465	Gen-Probe Inc (a)	5,788	350
Lazard Ltd	12,660	425	Henry Schein Inc (a)	5,893	392
NASDAQ OMX Group Inc/The (a)	1,832	44	Hill-Rom Holdings Inc	6,174	230
NYSE Euronext	9,234	309	Hospira Inc (a)	16,068	821
T Rowe Price Group Inc	19,808	1,125	IDEXX Laboratories Inc (a)	495,522	41,099
TD Ameritrade Holding Corp	26,255	482	Intuitive Surgical Inc (a)	132,450	53,053
Waddell & Reed Financial Inc	9,958	365	Johnson & Johnson	38,379	2,487
	$ 86,868		Kinetic Concepts Inc (a)	6,055	405
Electric - 0.01%			Medtronic Inc	73,677	2,656
ITC Holdings Corp	4,930	346	Patterson Cos Inc	4,960	153
			ResMed Inc (a)	17,455	529
Electrical Components & Equipment - 0.57%			Sirona Dental Systems Inc (a)	6,732	340
AMETEK Inc	18,420	783	St Jude Medical Inc	25,441	1,183
Emerson Electric Co	368,063	18,068	Stryker Corp	281,012	15,270
	$ 18,851		Techne Corp	4,256	323
Electronics - 2.04%				$ 154,327
Agilent Technologies Inc (a)	26,805	1,130	Healthcare - Services - 3.17%
Amphenol Corp	741,636	36,259	AMERIGROUP Corp (a)	3,525	194
Dolby Laboratories Inc (a)	6,229	264	Brookdale Senior Living Inc (a)	10,230	219
FLIR Systems Inc	18,998	522	Covance Inc (a)	818,116	46,837
Garmin Ltd	886	29	DaVita Inc (a)	445,497	37,217
Jabil Circuit Inc	19,200	351	HCA Holdings Inc (a)	9,760	260
National Instruments Corp	1,075,977	27,803	Health Management Associates Inc (a)	28,539	271
Thomas & Betts Corp (a)	821	40	Laboratory Corp of America Holdings (a)	7,811	709
Trimble Navigation Ltd (a)	14,589	519	Lincare Holdings Inc	11,476	294
Waters Corp (a)	7,156	629	Quest Diagnostics Inc	16,489	891
	$ 67,546		Tenet Healthcare Corp (a)	3,688	20
Engineering & Construction - 2.99%			UnitedHealth Group Inc	367,800	18,254
ABB Ltd ADR(a)	1,844,918	44,167		$ 105,166
Aecom Technology Corp (a)	6,447	160	Home Furnishings - 0.02%
Chicago Bridge & Iron Co NV	6,971	288	Tempur-Pedic International Inc (a)	8,214	591
Fluor Corp	846,547	53,781
KBR Inc	1,128	40	Housewares - 0.01%
McDermott International Inc (a)	24,781	500	Toro Co	3,872	208
	$ 98,936
Environmental Control - 1.06%			Insurance - 0.01%
Stericycle Inc (a)	429,811	35,296	Erie Indemnity Co	3,339	246
			Validus Holdings Ltd	1,568	42
Food - 0.52%				$ 288
Campbell Soup Co	16,216	536	Internet - 9.36%
ConAgra Foods Inc	4,929	126	Amazon.com Inc (a)	281,217	62,577
Corn Products International Inc	7,336	373	Baidu Inc/China ADR(a)	172,634	27,116
General Mills Inc	33,123	1,237	Ctrip.com International Ltd ADR(a)	207,004	9,543
HJ Heinz Co	16,101	848	eBay Inc (a)	339,381	11,115
Hormel Foods Corp	8,800	255	Expedia Inc	13,734	435
Kellogg Co	15,533	867	Facebook Inc (a),(b),(c),(d)	220,758	6,257
Kroger Co/The	31,176	775	Google Inc (a)	243,761	147,155
Sara Lee Corp	33,331	637	Liberty Media Corp - Interactive (a)	904,834	14,848
			Netflix Inc (a)	4,134	1,099

See accompanying notes

122

Schedule of Investments LargeCap Growth Fund I July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet (continued)			Miscellaneous Manufacturing (continued)
Priceline.com Inc (a)	51,292 $	27,577	Eaton Corp	15,614 $	749
Rackspace Hosting Inc (a)	12,442	498	Honeywell International Inc	60,988	3,239
Symantec Corp (a)	59,859	1,141	Illinois Tool Works Inc	32,284	1,608
TIBCO Software Inc (a)	20,036	522	Ingersoll-Rand PLC	20,353	762
WebMD Health Corp (a)	6,741	238	Pall Corp	13,161	653
	$ 310,121		Parker Hannifin Corp	8,067	637
Iron & Steel - 0.04%				$ 111,292
Cliffs Natural Resources Inc	11,015	989	Oil & Gas - 4.35%
Reliance Steel & Aluminum Co	975	46	Apache Corp	8,803	1,089
Steel Dynamics Inc	19,240	301	Atwood Oceanics Inc (a)	1,319	62
	$ 1,336		Cabot Oil & Gas Corp	11,925	883
Leisure Products & Services - 0.57%			Canadian Natural Resources Ltd	992,780	39,999
Carnival Corp	531,533	17,700	Chevron Corp	8,877	923
Harley-Davidson Inc	18,727	813	Cimarex Energy Co	145,092	12,786
Polaris Industries Inc	3,909	463	Concho Resources Inc/Midland TX (a)	7,114	666
	$ 18,976		Denbury Resources Inc (a)	40,424	781
Lodging - 1.46%			EOG Resources Inc	308,105	31,426
Las Vegas Sands Corp (a)	380,158	17,936	EQT Corp	6,265	398
Marriott International Inc/DE	591,235	19,215	Exxon Mobil Corp	295,667	23,591
Starwood Hotels & Resorts Worldwide Inc	187,945	10,329	Helmerich & Payne Inc	10,668	737
Wynn Resorts Ltd	5,438	836	HollyFrontier Corp	11,521	869
	$ 48,316		Murphy Oil Corp	3,572	229
			Newfield Exploration Co (a)	9,369	632
Machinery - Construction & Mining - 0.17%
Caterpillar Inc	49,959	4,936	Noble Energy Inc	4,282	427
Joy Global Inc	7,680	721	Occidental Petroleum Corp	18,136	1,781
	$ 5,657		Patterson-UTI Energy Inc	2,070	67
			Petrohawk Energy Corp (a)	17,309	661
Machinery - Diversified - 1.48%
Babcock & Wilcox Co/The (a)	13,418	335	QEP Resources Inc	16,754	734
Cummins Inc	15,494	1,625	Range Resources Corp	359,995	23,458
			Rowan Cos Inc (a)	2,302	90
Deere & Co	32,524	2,554	Southwestern Energy Co (a)	22,925	1,021
Flowserve Corp	6,163	613	Whiting Petroleum Corp (a)	14,172	830
Gardner Denver Inc	5,720	488
Graco Inc	6,918	304		$ 144,140
IDEX Corp	8,966	372	Oil & Gas Services - 4.95%
Nordson Corp	7,325	374	Baker Hughes Inc	13,400	1,037
			Cameron International Corp (a)	13,990	783
Rockwell Automation Inc	11,182	802	FMC Technologies Inc (a)	1,393,975	63,565
Roper Industries Inc	504,979	41,221
Wabtec Corp/DE	5,829	376	Halliburton Co	74,417	4,073
	$ 49,064		Oceaneering International Inc	13,105	566
			Oil States International Inc (a)	5,201	420
Media - 0.84%
CBS Corp	12,516	343	RPC Inc	5,176	122
Comcast Corp - Class A	95,353	2,290	Schlumberger Ltd	1,028,515	92,947
			Superior Energy Services Inc (a)	9,617	399
DIRECTV (a)	60,451	3,064
Discovery Communications Inc - A Shares (a)	19,119	761		$ 163,912
DISH Network Corp (a)	18,148	538	Packaging & Containers - 0.07%
Factset Research Systems Inc	5,339	492	Ball Corp	20,281	787
			Crown Holdings Inc (a)	17,802	684
John Wiley & Sons Inc	4,784	239
Liberty Global Inc - A Shares (a)	16,835	704	Rock-Tenn Co	8,363	514
McGraw-Hill Cos Inc/The	19,743	821	Silgan Holdings Inc	5,974	231
Scripps Networks Interactive	10,675	495		$ 2,216
Sirius XM Radio Inc (a)	312,947	660	Pharmaceuticals - 5.27%
Time Warner Cable Inc	23,148	1,697	Abbott Laboratories	115,186	5,911
Viacom Inc	46,531	2,253	Allergan Inc/United States	20,315	1,652
Walt Disney Co/The	351,152	13,561	AmerisourceBergen Corp	21,751	833
	$ 27,918		Cardinal Health Inc	21,166	926
			Catalyst Health Solutions Inc (a)	5,143	337
Metal Fabrication & Hardware - 0.73%
Precision Castparts Corp	146,920	23,710	Eli Lilly & Co	26,992	1,034
			Endo Pharmaceuticals Holdings Inc (a)	14,072	524
Timken Co	8,910	389	Express Scripts Inc (a)	1,252,792	67,976
Valmont Industries Inc	2,578	251
	$ 24,350		Herbalife Ltd	14,247	794
Mining - 0.13%			McKesson Corp	425,376	34,506
Compass Minerals International Inc	3,752	295	Mead Johnson Nutrition Co	645,706	46,084
			Medco Health Solutions Inc (a)	31,894	2,006
Freeport-McMoRan Copper & Gold Inc	73,367	3,886	Mylan Inc/PA (a)	27,317	622
	$ 4,181		Sanofi-Aventis SA - Rights (a)	15,035	18
Miscellaneous Manufacturing - 3.36%			SXC Health Solutions Corp (a)	6,977	441
3M Co	271,714	23,677	Valeant Pharmaceuticals International Inc	178,100	9,801
Cooper Industries PLC	12,733	666	Warner Chilcott PLC	18,675	393
Danaher Corp	1,591,004	78,134	Watson Pharmaceuticals Inc (a)	13,616	914
Donaldson Co Inc	8,801	487
Dover Corp	11,249	680		$ 174,772

See accompanying notes

123

Schedule of Investments LargeCap Growth Fund I July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			COMMON STOCKS (continued)	Shares Held Value (000's)
Pipelines - 0.03%				Semiconductors (continued)
El Paso Corp	49,663 $	1,021		Analog Devices Inc	24,352 $	838
				Applied Materials Inc	10,294	127
Real Estate - 0.29%				Atmel Corp (a)	51,707	626
CB Richard Ellis Group Inc (a)	428,563	9,343		Avago Technologies Ltd	23,099	777
Jones Lang LaSalle Inc	4,017	342		Broadcom Corp	776,804	28,796
	$ 9,685			Cypress Semiconductor Corp	20,151	415
REITS - 0.25%				Intersil Corp	7,553	91
Boston Properties Inc	9,115	979		KLA-Tencor Corp	15,672	624
Camden Property Trust	6,020	404		Lam Research Corp (a)	14,610	597
Corporate Office Properties Trust	2,704	84		Linear Technology Corp	26,718	783
Equity Residential	2,053	127		LSI Corp (a)	22,085	162
Essex Property Trust Inc	2,195	308		Maxim Integrated Products Inc	34,504	792
Federal Realty Investment Trust	5,681	496		MEMC Electronic Materials Inc (a)	10,826	80
Macerich Co/The	5,349	284		Microchip Technology Inc	21,743	734
Plum Creek Timber Co Inc	11,790	451		National Semiconductor Corp	27,072	669
Public Storage Inc	10,107	1,209		NVIDIA Corp (a)	68,664	950
Rayonier Inc	9,796	631		ON Semiconductor Corp (a)	51,219	445
Simon Property Group Inc	18,277	2,202		QLogic Corp (a)	12,199	185
UDR Inc	1,544	41		Rovi Corp (a)	158,944	8,419
Ventas Inc	17,564	951		Skyworks Solutions Inc (a)	21,586	546
Vornado Realty Trust	2,446	229		Texas Instruments Inc	57,857	1,721
	$ 8,396			Xilinx Inc	18,232	585
Retail - 4.98%					$ 50,583
Abercrombie & Fitch Co	7,819	572		Software - 4.91%
Advance Auto Parts Inc	9,536	524		Adobe Systems Inc (a)	39,966	1,108
AutoZone Inc (a)	3,217	918		ANSYS Inc (a)	639,776	32,373
Bed Bath & Beyond Inc (a)	20,074	1,174		Autodesk Inc (a)	26,239	903
Big Lots Inc (a)	3,124	109		BMC Software Inc (a)	14,093	609
Brinker International Inc	10,113	243		Broadridge Financial Solutions Inc	13,293	307
CarMax Inc (a)	4,253	136		Cerner Corp (a)	9,781	650
Chico's FAS Inc	14,170	214		Citrix Systems Inc (a)	505,340	36,404
Chipotle Mexican Grill Inc (a)	44,290	14,376		Compuware Corp (a)	14,313	138
Costco Wholesale Corp	551,716	43,172		Dun & Bradstreet Corp	5,837	424
Darden Restaurants Inc	15,574	791		Emdeon Inc (a)	3,027	47
Dick's Sporting Goods Inc (a)	10,665	395		Fiserv Inc (a)	13,890	838
Dollar General Corp (a)	244,059	7,678		Informatica Corp (a)	12,772	653
Dollar Tree Inc (a)	14,689	973		Intuit Inc	23,973	1,120
DSW Inc	2,411	128		Microsoft Corp	620,657	17,006
Family Dollar Stores Inc	14,597	775		Nuance Communications Inc (a)	691,380	13,835
Guess? Inc	7,397	282		Oracle Corp	321,128	9,820
Home Depot Inc	75,872	2,650		Red Hat Inc (a)	262,200	11,033
Kohl's Corp	19,344	1,058		Salesforce.com Inc (a)	240,946	34,867
Ltd Brands Inc	21,109	799		Solera Holdings Inc	7,989	446
Macy's Inc	6,375	184			$ 162,581
McDonald's Corp	82,037	7,095		Telecommunications - 5.61%
MSC Industrial Direct Co	5,067	313		American Tower Corp (a)	30,248	1,589
Nordstrom Inc	18,618	934		Corning Inc	1,250,380	19,894
O'Reilly Automotive Inc (a)	92,014	5,475		Crown Castle International Corp (a)	761,480	33,048
Panera Bread Co (a)	3,265	376		Harris Corp	4,132	165
PetSmart Inc	14,105	607		Juniper Networks Inc (a)	1,163,323	27,210
Ross Stores Inc	9,216	698		MetroPCS Communications Inc (a)	33,530	546
Sally Beauty Holdings Inc (a)	10,619	183		NeuStar Inc (a)	8,723	227
Starbucks Corp	420,127	16,843		NII Holdings Inc (a)	15,754	667
Target Corp	4,346	224		Polycom Inc (a)	20,144	545
Tiffany & Co	10,127	806		Qualcomm Inc	1,814,872	99,418
TJX Cos Inc	31,111	1,720		tw telecom inc (a)	17,252	341
Tractor Supply Co	8,214	541		Verizon Communications Inc	50,112	1,768
Ulta Salon Cosmetics & Fragrance Inc (a)	5,474	345		Windstream Corp	34,176	417
Urban Outfitters Inc (a)	1,275,016	41,489			$ 185,835
Walgreen Co	80,063	3,126		Toys, Games & Hobbies - 0.04%
Wal-Mart Stores Inc	92,799	4,891		Hasbro Inc	13,903	550
Williams-Sonoma Inc	6,605	245		Mattel Inc	31,184	831
Yum! Brands Inc	36,656	1,936			$ 1,381
	$ 164,998			Transportation - 1.91%
Savings & Loans - 0.00%				CH Robinson Worldwide Inc	11,017	797
Hudson City Bancorp Inc	5,037	42		CSX Corp	85,470	2,100
People's United Financial Inc	8,517	108		Expeditors International of Washington Inc	216,405	10,326
	$ 150			FedEx Corp	2,089	182
Semiconductors - 1.53%				Kirby Corp (a)	4,594	268
Advanced Micro Devices Inc (a)	74,221	545		Union Pacific Corp	193,649	19,845
Altera Corp	26,314	1,076		United Parcel Service Inc	428,283	29,646
See accompanying notes			124

		Schedule of Investments
		LargeCap Growth Fund I
		July 31, 2011 (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)
Transportation (continued)
UTI Worldwide Inc	11,180 $	181
		$ 63,345
TOTAL COMMON STOCKS		$ 3,224,310
	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.42%	(000's)	Value (000's)
Banks - 2.42%
Investment in Joint Trading Account; Credit Suisse $	17,585	$ 17,585
Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
US Treasury Strips; $17,936,458; 4.50% -
9.00%; dated 11/15/18 - 08/15/39)
Investment in Joint Trading Account; Deutsche	32,973	32,971
Bank Repurchase Agreement; 0.18% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $33,630,858;
0.00% - 5.92%; dated 01/03/12 - 01/15/37)
Investment in Joint Trading Account; Merrill	18,601	18,601
Lynch Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $18,972,512;
0.00%; dated 10/21/11 - 04/15/42)
Investment in Joint Trading Account; Morgan	10,991	10,990
Stanley Repurchase Agreement; 0.16% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $11,210,287;
0.88% - 5.30%; dated 05/01/13 - 04/26/19)
		$ 80,147
TOTAL REPURCHASE AGREEMENTS		$ 80,147
Total Investments		$ 3,304,457
Other Assets in Excess of Liabilities, Net - 0.26%		$ 8,474
TOTAL NET ASSETS - 100.00%		$ 3,312,931

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $6,257 or 0.19% of net assets.
(d)	Restricted Security. At the end of the period, the value of this security totaled $6,257 or 0.19% of net assets. The security was purchased March 31, 2011 - May 19, 2011 at a total cost of $5,250.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 625,351
Unrealized Depreciation	(66,835)
Net Unrealized Appreciation (Depreciation)	$ 558,516
Cost for federal income tax purposes	$ 2,745,941
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	20.03%
Technology	19.15%
Industrial	16.01%
Communications	15.85%
Energy	10.03%
Consumer, Cyclical	9.56%
Financial	6.92%
Basic Materials	2.18%
Utilities	0.01%
Other Assets in Excess of Liabilities, Net	0.26%
TOTAL NET ASSETS	100.00%

See accompanying notes

125

Schedule of Investments
LargeCap Growth Fund I
July 31, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2011	Long	1,370 $	89,111	$ 88,255	$ (856)
					$ (856)
All dollar amounts are shown in thousands (000's)

See accompanying notes

126

Schedule of Investments
LargeCap Growth Fund II
July 31, 2011 (unaudited)

COMMON STOCKS - 96.32%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.67%			Chemicals (continued)
Interpublic Group of Cos Inc	157,650 $	1,547	Eastman Chemical Co	4,448 $	430
Omnicom Group Inc	126,972	5,957	Ecolab Inc	8,141	407
	$ 7,504		EI du Pont de Nemours & Co	209,082	10,751
Aerospace & Defense - 1.46%			FMC Corp	4,490	393
Alliant Techsystems Inc	139	9	Huntsman Corp	2,354	45
BE Aerospace Inc (a)	5,745	229	International Flavors & Fragrances Inc	4,783	293
Boeing Co/The	23,296	1,642	Kronos Worldwide Inc	1,363	42
Goodrich Corp	13,247	1,260	Lubrizol Corp	2,543	342
Lockheed Martin Corp	10,037	760	LyondellBasell Industries NV	86,786	3,425
Rockwell Collins Inc	6,187	341	Monsanto Co	66,342	4,874
United Technologies Corp	146,090	12,102	Mosaic Co/The	11,044	781
	$ 16,343		PPG Industries Inc	42,419	3,572
Agriculture - 1.13%			Praxair Inc	10,595	1,098
Altria Group Inc	74,872	1,969	Rockwood Holdings Inc (a)	42,464	2,568
Philip Morris International Inc	147,639	10,508	Sherwin-Williams Co/The	5,617	433
Reynolds American Inc	6,397	225	Sigma-Aldrich Corp	10,959	735
			Solutia Inc (a)	7,653	164
	$ 12,702
Airlines - 0.07%			Valspar Corp	600	20
			WR Grace & Co (a)	4,136	209
Copa Holdings SA	1,581	104
Delta Air Lines Inc (a)	31,817	251		$ 32,587
Southwest Airlines Co	8,720	87	Coal - 0.28%
United Continental Holdings Inc (a)	17,003	308	Alpha Natural Resources Inc (a)	7,826	334
	$ 750		Arch Coal Inc	1,091	28
Apparel - 1.50%			Consol Energy Inc	8,062	432
Coach Inc	123,509	7,975	Peabody Energy Corp	31,906	1,834
Deckers Outdoor Corp (a)	2,420	240	Walter Energy Inc	3,898	478
Nike Inc	91,079	8,210		$ 3,106
Polo Ralph Lauren Corp	2,578	348	Commercial Services - 1.78%
	$ 16,773		Aaron's Inc	3,650	92
			Alliance Data Systems Corp (a)	3,156	310
Automobile Ford Motor Co Manufacturers (a) - 0.14%	74,435	909	Apollo Group Inc (a)	7,449	379
Navistar International Corp (a)	2,456	126	Automatic Data Processing Inc	23,003	1,184
PACCAR Inc	13,015	557	DeVry Inc	3,304	205
			Gartner Inc (a)	5,745	212
	$ 1,592
Automobile Parts & Equipment - 0.88%			Global Payments Inc	4,929	234
Autoliv Inc	60,658	4,013	H&R Block Inc	11,233	168
			ITT Educational Services Inc (a)	1,871	160
BorgWarner Inc (a)	73,388	5,843
	$ 9,856		Lender Processing Services Inc	5,730	108
			Mastercard Inc	29,236	8,866
Banks - 0.37%			Moody's Corp	12,274	437
JP Morgan Chase & Co	93,604	3,787	Paychex Inc	12,850	363
Wells Fargo & Co	13,610	380	Pharmaceutical Product Development Inc	6,516	188
	$ 4,167		SAIC Inc (a)	5,487	88
Beverages - 4.98%			Towers Watson & Co	390	24
Brown-Forman Corp	4,718	347	Verisk Analytics Inc (a)	6,262	209
Coca-Cola Co/The	434,196	29,530	Visa Inc	69,709	5,963
Coca-Cola Enterprises Inc	15,582	438	VistaPrint NV (a)	2,588	69
Dr Pepper Snapple Group Inc	9,829	371	Weight Watchers International Inc	1,914	148
Green Mountain Coffee Roasters Inc (a)	4,370	454
Hansen Natural Corp (a)	19,634	1,504	Western Union Co/The	25,323	491
				$ 19,898
PepsiCo Inc	361,756	23,167	Computers - 10.79%
	$ 55,811		Accenture PLC - Class A	301,040	17,804
Biotechnology - 1.27%			Apple Inc (a)	155,888	60,871
Alexion Pharmaceuticals Inc (a)	45,420	2,580	Brocade Communications Systems Inc (a)	218,426	1,197
Amgen Inc	37,802	2,068	Cadence Design Systems Inc (a)	15,993	165
Biogen Idec Inc (a)	9,841	1,003	Cognizant Technology Solutions Corp (a)	10,824	756
Celgene Corp (a)	16,025	950	Dell Inc (a)	289,853	4,707
Charles River Laboratories International Inc (a)	3,051	121
(a)			DST Systems Inc	324	17
Gilead Sciences Inc	130,312	5,520	EMC Corp/Massachusetts (a)	398,149	10,384
Human Genome Sciences Inc (a)	45,711	960	Fortinet Inc (a)	7,504	152
Illumina Inc (a)	5,258	328
(a)			IBM Corp	94,261	17,141
Life Technologies Corp	974	44	IHS Inc (a)	2,918	215
Myriad Genetics Inc (a)	5,772	123	NCR Corp (a)	7,803	156
United Therapeutics Corp (a)	2,891	166	NetApp Inc (a)	115,732	5,500
Vertex Pharmaceuticals Inc (a)	6,486	336	Riverbed Technology Inc (a)	55,187	1,580
	$ 14,199		Teradata Corp (a)	6,006	330
Chemicals - 2.91%				$ 120,975
Air Products & Chemicals Inc	8,132	721	Consumer Products - 0.28%
Albemarle Corp	5,645	376	Avery Dennison Corp	425	13
Celanese Corp	9,391	518	Church & Dwight Co Inc	42,118	1,699
CF Industries Holdings Inc	2,513	390	Kimberly-Clark Corp	16,500	1,079

See accompanying notes

127

Schedule of Investments
LargeCap Growth Fund II
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products (continued)			Food (continued)
Scotts Miracle-Gro Co/The	2,762 $	139	Kraft Foods Inc	233,700 $	8,035
Tupperware Brands Corp	3,617	226	Kroger Co/The	16,159	402
	$ 3,156		Sara Lee Corp	17,276	330
Cosmetics & Personal Care - 2.12%			Sysco Corp	123,717	3,785
Avon Products Inc	15,034	394	Whole Foods Market Inc	6,866	458
Colgate-Palmolive Co	126,261	10,654		$ 21,225
Estee Lauder Cos Inc/The	24,348	2,554	Forest Products & Paper - 0.01%
Procter & Gamble Co	165,746	10,192	International Paper Co	5,802	172
	$ 23,794
Distribution & Wholesale - 0.13%			Gas - 0.00%
Fastenal Co	10,489	353	National Fuel Gas Co	755	55
Fossil Inc (a)	3,274	411
Genuine Parts Co	2,688	143	Hand & Machine Tools - 0.01%
LKQ Corp (a)	8,825	217	Lincoln Electric Holdings Inc	3,242	111
WESCO International Inc (a)	806	41
WW Grainger Inc	2,374	352	Healthcare - Products - 3.71%
	$ 1,517		Baxter International Inc	21,230	1,235
Diversified Financial Services - 1.72%			Becton Dickinson and Co	27,006	2,258
Affiliated Managers Group Inc (a)	2,327	243	Bruker BioSciences Corp (a)	5,301	91
American Express Co	162,905	8,151	CareFusion Corp (a)	2,369	63
BlackRock Inc	27,595	4,925	Cooper Cos Inc/The	15,299	1,171
CBOE Holdings Inc	3,298	76	Covidien PLC	115,941	5,889
Charles Schwab Corp/The	40,745	608	CR Bard Inc	3,016	298
Discover Financial Services	3,379	87	DENTSPLY International Inc	38,440	1,456
Federated Investors Inc	4,582	98	Edwards Lifesciences Corp (a)	28,136	2,007
Franklin Resources Inc	5,727	727	Gen-Probe Inc (a)	3,000	182
IntercontinentalExchange Inc (a)	3,046	376	Henry Schein Inc (a)	3,055	203
Lazard Ltd	6,551	220	Hill-Rom Holdings Inc	3,200	119
NASDAQ OMX Group Inc/The (a)	851	21	Hospira Inc (a)	8,315	425
NYSE Euronext	4,778	160	IDEXX Laboratories Inc (a)	3,404	282
T Rowe Price Group Inc	55,761	3,167	Intuitive Surgical Inc (a)	7,689	3,080
TD Ameritrade Holding Corp	13,610	250	Johnson & Johnson	19,893	1,289
Waddell & Reed Financial Inc	5,162	189	Kinetic Concepts Inc (a)	3,138	210
	$ 19,298		Medtronic Inc	129,771	4,679
Electric - 0.02%			Patterson Cos Inc	2,572	79
			ResMed Inc (a)	9,033	274
ITC Holdings Corp	2,554	179	Sirona Dental Systems Inc (a)	3,489	176
Electrical Components & Equipment - 0.57%			St Jude Medical Inc	97,691	4,542
AMETEK Inc	9,548	406	Stryker Corp	179,564	9,757
Emerson Electric Co	120,827	5,931	Techne Corp	2,206	167
			Zimmer Holdings Inc (a)	27,103	1,627
	$ 6,337
Electronics - 0.66%				$ 41,559
Agilent Technologies Inc (a)	13,895	586	Healthcare - Services - 0.32%
			AMERIGROUP Corp (a)	1,827	101
Dolby Amphenol Laboratories Corp Inc (a)	3,228 5,956	291 137	Brookdale Senior Living Inc (a)	5,303	113
			Covance Inc (a)	3,574	205
FLIR Systems Inc	9,833	270	DaVita Inc (a)	5,847	488
Garmin Ltd	411	13	HCA Holdings Inc (a)	5,059	135
Jabil Circuit Inc	168,353	3,082	Health Management Associates Inc (a)	14,791	141
Thermo National Fisher Instruments Scientific Corp Inc (a)	38,247 5,364	2,298 139	Laboratory Corp of America Holdings (a)	4,046	367
Thomas & Betts Corp (a)	425	21	Lincare Holdings Inc	5,948	152
Trimble Navigation Ltd (a)	7,551	269	Quest Diagnostics Inc	8,533	461
Waters Corp (a)	3,717	327	Tenet Healthcare Corp (a)	1,686	9
	$ 7,433		UnitedHealth Group Inc	28,687	1,424
Engineering & Construction - 0.64%				$ 3,596
Aecom Technology Corp (a)	3,342	83	Home Furnishings - 0.28%
			Tempur-Pedic International Inc (a)	43,886	3,160
Chicago Bridge & Iron Co NV	3,613	149
Fluor Corp	104,374	6,631
KBR Inc	524	18	Housewares - 0.01%
McDermott International Inc (a)	12,844	259	Toro Co	2,007	108
	$ 7,140
Food - 1.89%			Insurance - 0.01%
Campbell Soup Co	8,405	278	Erie Indemnity Co	1,731	128
ConAgra Foods Inc	2,554	65	Validus Holdings Ltd	581	15
Corn Products International Inc	3,642	185		$ 143
General Mills Inc	17,141	640	Internet - 4.51%
			Amazon.com Inc (a)	47,393	10,546
Hershey Co/The	49,370	2,787	eBay Inc (a)	25,841	846
HJ Heinz Co	8,345	439
Hormel Foods Corp	4,561	132	Expedia Inc	7,118	226
			Google Inc (a)	54,674	33,006
Kellogg Co	66,145	3,689	Netflix Inc (a)	13,491	3,589

See accompanying notes

128

Schedule of Investments LargeCap Growth Fund II July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet (continued)			Miscellaneous Manufacturing (continued)
Priceline.com Inc (a)	2,026 $	1,089	General Electric Co	517,152 $	9,262
Rackspace Hosting Inc (a)	6,449	258	Honeywell International Inc	165,506	8,789
Symantec Corp (a)	31,026	591	Illinois Tool Works Inc	68,241	3,398
TIBCO Software Inc (a)	10,385	270	Ingersoll-Rand PLC	10,550	395
WebMD Health Corp (a)	3,488	123	Pall Corp	6,822	338
	$ 50,544		Parker Hannifin Corp	4,181	330
Iron & Steel - 0.53%			Textron Inc	84,909	1,964
Cliffs Natural Resources Inc	64,110	5,758		$ 33,098
Reliance Steel & Aluminum Co	505	24	Oil & Gas - 6.67%
Steel Dynamics Inc	9,973	156	Apache Corp	55,256	6,837
	$ 5,938		Atwood Oceanics Inc (a)	683	32
Leisure Products & Services - 0.52%			Cabot Oil & Gas Corp	6,171	457
Harley-Davidson Inc	127,769	5,544	Chevron Corp	4,600	479
Polaris Industries Inc	2,026	240	Cimarex Energy Co	1,344	118
	$ 5,784		Concho Resources Inc/Midland TX (a)	3,682	345
Lodging - 0.62%			ConocoPhillips	19,076	1,373
Las Vegas Sands Corp (a)	13,952	658	Denbury Resources Inc (a)	20,952	405
Marriott International Inc/DE	10,705	348	Devon Energy Corp	28,301	2,227
Starwood Hotels & Resorts Worldwide Inc	99,394	5,463	EOG Resources Inc	19,984	2,038
Wynn Resorts Ltd	2,818	433	EQT Corp	3,242	206
	$ 6,902		Exxon Mobil Corp	466,690	37,238
Machinery - Construction & Mining - 0.92%			Helmerich & Payne Inc	5,529	382
Caterpillar Inc	53,926	5,327	HollyFrontier Corp	5,971	450
Joy Global Inc	52,594	4,940	Murphy Oil Corp	1,852	119
			Newfield Exploration Co (a)	4,856	327
	$ 10,267
Machinery - Diversified - 1.23%			Noble Energy Inc	2,219	221
Babcock & Wilcox Co/The (a)	6,943	173	Occidental Petroleum Corp	152,789	15,001
Cummins Inc	8,033	842	Patterson-UTI Energy Inc	1,073	35
			Petrohawk Energy Corp (a)	8,958	342
Deere & Co	75,418	5,922
Flowserve Corp	3,179	316	QEP Resources Inc	8,684	381
Gardner Denver Inc	2,964	253	Range Resources Corp	5,722	373
			Rowan Cos Inc (a)	1,209	47
Graco Inc	3,585	157	Southwestern Energy Co (a)	109,641	4,885
IDEX Corp	4,647	193	Whiting Petroleum Corp (a)	7,345	430
Nordson Corp	3,797	194
Rockwell Automation Inc	70,665	5,071		$ 74,748
Roper Industries Inc	5,666	462	Oil & Gas Services - 5.01%
Wabtec Corp/DE	3,021	195	Baker Hughes Inc	6,945	537
			Cameron International Corp (a)	79,101	4,425
	$ 13,778
Media - 2.45%			Core Laboratories NV	21,908	2,381
			FMC Technologies Inc (a)	8,594	392
CBS Corp	115,924	3,172
Comcast Corp - Class A	49,345	1,185	Halliburton Co	321,172	17,578
DIRECTV (a)	133,009	6,741	Oceaneering International Inc	6,792	294
			Oil States International Inc (a)	2,696	218
Discovery Communications Inc - A Shares (a)	9,909	394
DISH Network Corp (a)	9,407	279	RPC Inc	2,683	63
Factset Research Systems Inc	2,766	255	Schlumberger Ltd	332,894	30,083
			Superior Energy Services Inc (a)	4,985	207
John Wiley & Sons Inc	2,478	124
Liberty Global Inc - A Shares (a)	8,726	365		$ 56,178
McGraw-Hill Cos Inc/The	10,233	426	Packaging & Containers - 0.10%
Scripps Networks Interactive	43,246	2,004	Ball Corp	10,512	408
Sirius XM Radio Inc (a)	161,950	342	Crown Holdings Inc (a)	9,213	354
Time Warner Cable Inc	11,980	878	Rock-Tenn Co	4,335	266
Viacom Inc	112,533	5,449	Silgan Holdings Inc	3,096	120
Walt Disney Co/The	150,591	5,816		$ 1,148
	$ 27,430		Pharmaceuticals - 5.59%
Metal Fabrication & Hardware - 0.10%			Abbott Laboratories	381,430	19,575
Precision Castparts Corp	4,960	800	Allergan Inc/United States	194,838	15,842
Timken Co	4,618	202	AmerisourceBergen Corp	82,175	3,148
Valmont Industries Inc	1,336	130	Cardinal Health Inc	10,356	453
			Catalyst Health Solutions Inc (a)	2,666	175
	$ 1,132
Mining - 0.57%			Eli Lilly & Co	13,990	536
			Endo Pharmaceuticals Holdings Inc (a)	7,294	272
Compass Minerals International Inc	1,942	153	Express Scripts Inc (a)	176,135	9,557
Freeport-McMoRan Copper & Gold Inc	117,935	6,246
	$ 6,399		Herbalife Ltd	7,028	392
			McKesson Corp	10,268	833
Miscellaneous Manufacturing - 2.95%			Mead Johnson Nutrition Co	28,948	2,066
3M Co	25,203	2,196	Medco Health Solutions Inc (a)	87,832	5,522
Cooper Industries PLC	6,598	345	Mylan Inc/PA (a)	14,160	323
Danaher Corp	22,058	1,083	Sanofi-Aventis SA - Rights (a)	7,501	9
Donaldson Co Inc	4,562	253	SXC Health Solutions Corp (a)	3,615	228
Dover Corp	5,831	353	Teva Pharmaceutical Industries Ltd ADR	64,404	3,004
Eaton Corp	91,593	4,392	Warner Chilcott PLC	9,680	203

See accompanying notes

129

Schedule of Investments LargeCap Growth Fund II July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Pharmaceuticals (continued)			Savings & Loans (continued)
Watson Pharmaceuticals Inc (a)	7,046 $	473	People's United Financial Inc	4,414 $	56
	$ 62,611			$ 75
Pipelines - 0.05%			Semiconductors - 2.14%
El Paso Corp	25,741	529	Advanced Micro Devices Inc (a)	38,470	282
			Altera Corp	13,640	558
Real Estate - 0.27%			Analog Devices Inc	12,623	434
CB Richard Ellis Group Inc (a)	128,704	2,806	Applied Materials Inc	5,198	64
Jones Lang LaSalle Inc	2,083	177	Atmel Corp (a)	26,800	324
	$ 2,983		Avago Technologies Ltd	11,973	403
REITS - 0.64%			Broadcom Corp	178,910	6,632
AvalonBay Communities Inc	21,290	2,857	Cree Inc (a)	45,157	1,484
Boston Properties Inc	4,724	507	Cypress Semiconductor Corp	10,445	215
Camden Property Trust	2,989	200	GT Solar International Inc (a)	75,009	1,023
Corporate Office Properties Trust	1,401	43	Intersil Corp	3,915	47
Equity Residential	1,064	66	KLA-Tencor Corp	8,123	323
Essex Property Trust Inc	1,138	160	Lam Research Corp (a)	7,573	310
Federal Realty Investment Trust	2,945	257	Linear Technology Corp	117,811	3,452
Macerich Co/The	2,768	147	LSI Corp (a)	11,447	84
Plum Creek Timber Co Inc	6,111	234	Maxim Integrated Products Inc	17,883	411
Public Storage Inc	5,240	627	MEMC Electronic Materials Inc (a)	5,611	42
Rayonier Inc	5,078	327	Microchip Technology Inc	11,252	380
Simon Property Group Inc	9,474	1,142	National Semiconductor Corp	14,009	346
UDR Inc	717	19	NVIDIA Corp (a)	35,533	491
Ventas Inc	9,089	492	ON Semiconductor Corp (a)	26,552	231
Vornado Realty Trust	1,268	119	QLogic Corp (a)	6,540	99
	$ 7,197		Skyworks Solutions Inc (a)	11,171	283
Retail - 9.16%			Texas Instruments Inc	29,988	892
Abercrombie & Fitch Co	4,053	296	Xilinx Inc	161,122	5,172
Advance Auto Parts Inc	4,944	272		$ 23,982
AutoZone Inc (a)	1,575	450	Software - 5.68%
Bed Bath & Beyond Inc (a)	108,406	6,341	Adobe Systems Inc (a)	20,715	574
Big Lots Inc (a)	1,620	56	Autodesk Inc (a)	13,579	467
Brinker International Inc	5,240	126	BMC Software Inc (a)	7,304	316
CarMax Inc (a)	2,201	70	Broadridge Financial Solutions Inc	6,879	159
Chico's FAS Inc	7,345	111	Cerner Corp (a)	21,591	1,436
Chipotle Mexican Grill Inc (a)	8,421	2,733	Check Point Software Technologies Ltd (a)	54,970	3,169
Costco Wholesale Corp	169,891	13,294	Citrix Systems Inc (a)	42,867	3,088
Darden Restaurants Inc	8,060	409	Compuware Corp (a)	7,419	72
Dick's Sporting Goods Inc (a)	5,528	205	Dun & Bradstreet Corp	3,024	219
Dollar General Corp (a)	6,198	195	Electronic Arts Inc (a)	151,390	3,369
Dollar Tree Inc (a)	7,614	504	Emdeon Inc (a)	1,569	24
DSW Inc	1,250	66	Fiserv Inc (a)	7,199	435
Family Dollar Stores Inc	7,567	402	Informatica Corp (a)	6,620	339
Guess? Inc	3,828	146	Intuit Inc	12,425	580
Home Depot Inc	197,047	6,883	Microsoft Corp	634,679	17,391
Kohl's Corp	10,026	548	Oracle Corp	716,399	21,907
Ltd Brands Inc	109,641	4,151	Red Hat Inc (a)	80,043	3,368
Lululemon Athletica Inc (a)	25,256	1,529	Salesforce.com Inc (a)	21,551	3,118
Macy's Inc	137,447	3,968	Solera Holdings Inc	4,141	231
McDonald's Corp	291,394	25,200	VMware Inc (a)	34,377	3,449
MSC Industrial Direct Co	2,626	162		$ 63,711
Nordstrom Inc	9,635	483	Telecommunications - 3.66%
O'Reilly Automotive Inc (a)	8,148	485	American Tower Corp (a)	15,678	824
Panera Bread Co (a)	1,692	195	Cisco Systems Inc	127,818	2,041
PetSmart Inc	6,699	288	Crown Castle International Corp (a)	131,218	5,695
Ross Stores Inc	4,775	362	Harris Corp	2,142	85
Sally Beauty Holdings Inc (a)	5,504	95	Juniper Networks Inc (a)	21,680	507
Starbucks Corp	162,814	6,527	MetroPCS Communications Inc (a)	17,379	283
Target Corp	2,250	116	NeuStar Inc (a)	4,522	118
Tiffany & Co	5,241	417	NII Holdings Inc (a)	8,166	346
TJX Cos Inc	145,328	8,037	Polycom Inc (a)	26,478	716
Tractor Supply Co	4,256	281	Qualcomm Inc	446,643	24,468
Ulta Salon Cosmetics & Fragrance Inc (a)	2,837	179	tw telecom inc (a)	7,611	150
Walgreen Co	342,084	13,355	Verizon Communications Inc	157,967	5,574
Wal-Mart Stores Inc	48,024	2,531	Windstream Corp	17,714	216
Williams-Sonoma Inc	3,424	127		$ 41,023
Yum! Brands Inc	18,999	1,004	Toys, Games & Hobbies - 0.06%
	$ 102,599		Hasbro Inc	7,194	284
Savings & Loans - 0.01%			Mattel Inc	16,163	431
Hudson City Bancorp Inc	2,341	19		$ 715

See accompanying notes

130

		Schedule of Investments
		LargeCap Growth Fund II
		July 31, 2011 (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)
Transportation - 2.27%
CH Robinson Worldwide Inc	5,708 $	413
CSX Corp	44,237	1,087
Expeditors International of Washington Inc	7,563	361
FedEx Corp	1,081	94
Kirby Corp (a)	2,381	139
Union Pacific Corp	37,345	3,827
United Parcel Service Inc	280,446	19,412
UTI Worldwide Inc	5,795	94
		$ 25,427
TOTAL COMMON STOCKS		$ 1,079,444
	Maturity
	Amount
REPURCHASE AGREEMENTS - 1.74%	(000's)	Value (000's)
Banks - 1.74%
Investment in Joint Trading Account; Credit Suisse $	4,269	$ 4,269
Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
US Treasury Strips; $4,354,211; 4.50% -
9.00%; dated 11/15/18 - 08/15/39)
Investment in Joint Trading Account; Deutsche	8,004	8,004
Bank Repurchase Agreement; 0.18% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $8,164,146; 0.00%
- 5.92%; dated 01/03/12 - 01/15/37)
Investment in Joint Trading Account; Merrill	4,516	4,515
Lynch Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $4,605,721; 0.00%;
dated 10/21/11 - 04/15/42)
Investment in Joint Trading Account; Morgan	2,668	2,668
Stanley Repurchase Agreement; 0.16% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $2,721,382; 0.88%
- 5.30%; dated 05/01/13 - 04/26/19)
		$ 19,456
TOTAL REPURCHASE AGREEMENTS		$ 19,456
Total Investments		$ 1,098,900
Other Assets in Excess of Liabilities, Net - 1.94%		$ 21,736
TOTAL NET ASSETS - 100.00%		$ 1,120,636

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 143,621
Unrealized Depreciation	(18,535)
Net Unrealized Appreciation (Depreciation)	$ 125,086
Cost for federal income tax purposes	$ 973,814
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	23.07%
Technology	18.61%
Consumer, Cyclical	13.37%
Energy	12.01%
Communications	11.29%
Industrial	10.91%
Financial	4.76%
Basic Materials	4.02%
Utilities	0.02%
Other Assets in Excess of Liabilities, Net	1.94%
TOTAL NET ASSETS	100.00%

See accompanying notes

131

Schedule of Investments
LargeCap Growth Fund II
July 31, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2011	Long	645 $	42,115	$ 41,551	$ (564)
					$ (564)
All dollar amounts are shown in thousands (000's)

See accompanying notes

132

Schedule of Investments LargeCap S&P 500 Index Fund July 31, 2011 (unaudited)

COMMON STOCKS - 98.84%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.15%			Beverages (continued)
Interpublic Group of Cos Inc	99,370 $	975	PepsiCo Inc	321,406 $	20,583
Omnicom Group Inc	57,162	2,682		$ 59,538
	$ 3,657		Biotechnology - 1.21%
Aerospace & Defense - 1.98%			Amgen Inc	189,049	10,341
Boeing Co/The	150,119	10,579	Biogen Idec Inc (a)	49,133	5,005
General Dynamics Corp	75,642	5,154	Celgene Corp (a)	94,105	5,581
Goodrich Corp	25,391	2,416	Gilead Sciences Inc (a)	160,038	6,779
L-3 Communications Holdings Inc	21,580	1,707	Life Technologies Corp (a)	36,350	1,637
Lockheed Martin Corp	57,907	4,385		$ 29,343
Northrop Grumman Corp	59,521	3,602	Building Materials - 0.03%
Raytheon Co	72,425	3,239	Masco Corp	72,815	768
Rockwell Collins Inc	31,325	1,726
United Technologies Corp	186,107	15,417	Chemicals - 2.11%
	$ 48,225		Air Products & Chemicals Inc	43,087	3,823
Agriculture - 1.92%			Airgas Inc	14,206	976
Altria Group Inc	425,664	11,195	CF Industries Holdings Inc	14,535	2,258
Archer-Daniels-Midland Co	138,685	4,213	Dow Chemical Co/The	239,040	8,335
Lorillard Inc	29,221	3,104	Eastman Chemical Co	14,447	1,395
Philip Morris International Inc	361,617	25,736	Ecolab Inc	47,173	2,359
Reynolds American Inc	68,743	2,420	EI du Pont de Nemours & Co	188,841	9,710
	$ 46,668		FMC Corp	14,587	1,277
Airlines - 0.07%			International Flavors & Fragrances Inc	16,345	1,000
Southwest Airlines Co	160,981	1,603	Monsanto Co	108,985	8,008
			PPG Industries Inc	32,158	2,708
Apparel - 0.60%			Praxair Inc	61,829	6,408
Coach Inc	59,701	3,854	Sherwin-Williams Co/The	17,968	1,387
Nike Inc	77,127	6,953	Sigma-Aldrich Corp	24,767	1,662
Polo Ralph Lauren Corp	13,077	1,766		$ 51,306
VF Corp	17,796	2,079	Coal - 0.31%
	$ 14,652		Alpha Natural Resources Inc (a)	46,065	1,967
Automobile Manufacturers - 0.52%			Consol Energy Inc	46,084	2,470
Ford Motor Co (a)	772,313	9,430	Peabody Energy Corp	55,051	3,164
PACCAR Inc	74,314	3,181		$ 7,601
	$ 12,611		Commercial Services - 1.42%
Automobile Parts & Equipment - 0.24%			Apollo Group Inc (a)	24,762	1,259
Goodyear Tire & Rubber Co/The (a)	49,644	803	Automatic Data Processing Inc	101,609	5,232
Johnson Controls Inc	137,954	5,097	DeVry Inc	12,449	774
	$ 5,900		Equifax Inc	25,025	860
Banks - 7.29%			H&R Block Inc	62,069	929
Bank of America Corp	2,060,411	20,007	Iron Mountain Inc	40,808	1,291
Bank of New York Mellon Corp/The	252,489	6,340	Mastercard Inc	19,146	5,806
BB&T Corp	141,618	3,637	Monster Worldwide Inc (a)	26,295	309
Capital One Financial Corp	93,355	4,462	Moody's Corp	40,299	1,435
Citigroup Inc	593,876	22,769	Paychex Inc	65,484	1,849
Comerica Inc	40,818	1,307	Quanta Services Inc (a)	43,938	814
Fifth Third Bancorp	186,812	2,363	Robert Half International Inc	29,856	817
First Horizon National Corp	53,547	481	RR Donnelley & Sons Co	38,138	717
Goldman Sachs Group Inc/The	105,275	14,209	SAIC Inc (a)	56,738	909
Huntington Bancshares Inc/OH	175,561	1,061	Total System Services Inc	32,905	612
JP Morgan Chase & Co	807,999	32,684	Visa Inc	97,396	8,331
KeyCorp	193,336	1,554	Western Union Co/The	128,563	2,495
M&T Bank Corp	25,517	2,201		$ 34,439
Morgan Stanley	301,991	6,719	Computers - 7.08%
Northern Trust Corp	49,168	2,208	Accenture PLC - Class A	131,463	7,775
PNC Financial Services Group Inc	107,013	5,810	Apple Inc (a),(b)	188,037	73,425
Regions Financial Corp	255,487	1,556	Cognizant Technology Solutions Corp (a)	61,865	4,322
State Street Corp	102,490	4,250	Computer Sciences Corp	31,536	1,113
SunTrust Banks Inc	109,170	2,674	Dell Inc (a)	333,847	5,422
US Bancorp	391,760	10,209	EMC Corp/Massachusetts (a)	418,381	10,911
Wells Fargo & Co	1,075,472	30,049	Hewlett-Packard Co	421,754	14,829
Zions Bancorporation	37,379	819	IBM Corp	246,282	44,786
	$ 177,369		Lexmark International Inc (a)	16,110	541
Beverages - 2.45%			NetApp Inc (a)	74,802	3,555
Brown-Forman Corp	20,960	1,542	SanDisk Corp (a)	48,470	2,061
Coca-Cola Co/The	465,491	31,658	Teradata Corp (a)	34,323	1,886
Coca-Cola Enterprises Inc	66,089	1,858	Western Digital Corp (a)	47,256	1,628
Constellation Brands Inc (a)	36,385	742		$ 172,254
Dr Pepper Snapple Group Inc	45,011	1,699	Consumer Products - 0.40%
Molson Coors Brewing Co	32,312	1,456	Avery Dennison Corp	21,484	678
			Clorox Co	27,112	1,941

See accompanying notes

133

Schedule of Investments LargeCap S&P 500 Index Fund July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products (continued)			Electronics (continued)
Fortune Brands Inc	31,347 $	1,887	FLIR Systems Inc	32,470 $	891
Kimberly-Clark Corp	79,887	5,222	Jabil Circuit Inc	39,989	732
	$ 9,728		PerkinElmer Inc	22,929	561
Cosmetics & Personal Care - 1.97%			Thermo Fisher Scientific Inc (a)	77,931	4,683
Avon Products Inc	87,473	2,295	Waters Corp (a)	18,634	1,638
Colgate-Palmolive Co	99,410	8,388		$ 13,240
Estee Lauder Cos Inc/The	23,183	2,432	Energy - Alternate Sources - 0.05%
Procter & Gamble Co	567,575	34,900	First Solar Inc (a)	11,037	1,305
	$ 48,015
Distribution & Wholesale - 0.22%			Engineering & Construction - 0.13%
Fastenal Co	59,957	2,018	Fluor Corp	35,438	2,252
Genuine Parts Co	31,989	1,701	Jacobs Engineering Group Inc (a)	25,785	1,009
WW Grainger Inc	11,832	1,755		$ 3,261
	$ 5,474		Entertainment - 0.05%
Diversified Financial Services - 1.80%			International Game Technology	60,981	1,134
American Express Co	212,665	10,642
Ameriprise Financial Inc	49,266	2,665	Environmental Control - 0.26%
BlackRock Inc	19,545	3,488	Republic Services Inc	61,693	1,791
Charles Schwab Corp/The	203,660	3,041	Stericycle Inc (a)	17,456	1,434
CME Group Inc	13,636	3,943	Waste Management Inc	96,423	3,036
Discover Financial Services	110,918	2,841		$ 6,261
E*Trade Financial Corp (a)	51,186	813	Food - 1.92%
Federated Investors Inc	18,931	405	Campbell Soup Co	37,115	1,227
Franklin Resources Inc	29,325	3,723	ConAgra Foods Inc	83,143	2,129
IntercontinentalExchange Inc (a)	14,950	1,843	Dean Foods Co (a)	37,249	410
Invesco Ltd	93,957	2,084	General Mills Inc	129,812	4,848
Janus Capital Group Inc	37,861	319	Hershey Co/The	31,180	1,760
Legg Mason Inc	30,252	890	HJ Heinz Co	65,438	3,445
NASDAQ OMX Group Inc/The (a)	30,536	735	Hormel Foods Corp	28,235	818
NYSE Euronext	53,234	1,781	JM Smucker Co/The	23,585	1,838
SLM Corp	107,244	1,672	Kellogg Co	50,912	2,840
T Rowe Price Group Inc	52,817	3,000	Kraft Foods Inc	357,442	12,289
	$ 43,885		Kroger Co/The	123,319	3,067
Electric - 3.06%			McCormick & Co Inc/MD	26,942	1,311
AES Corp/The (a)	133,570	1,644	Safeway Inc	72,002	1,452
Ameren Corp	49,035	1,413	Sara Lee Corp	118,973	2,274
American Electric Power Co Inc	97,966	3,611	SUPERVALU Inc	43,139	371
CMS Energy Corp	51,313	982	Sysco Corp	118,643	3,629
Consolidated Edison Inc	59,492	3,129	Tyson Foods Inc	60,963	1,070
Constellation Energy Group Inc	40,810	1,585	Whole Foods Market Inc	30,370	2,026
Dominion Resources Inc/VA	117,081	5,673		$ 46,804
DTE Energy Co	34,434	1,716	Forest Products & Paper - 0.15%
Duke Energy Corp	270,710	5,035	International Paper Co	88,910	2,641
Edison International	66,250	2,522	MeadWestvaco Corp	34,504	1,074
Entergy Corp	36,188	2,417		$ 3,715
Exelon Corp	134,688	5,936	Gas - 0.24%
FirstEnergy Corp	85,039	3,797	CenterPoint Energy Inc	86,502	1,694
Integrys Energy Group Inc	15,831	795	Nicor Inc	9,261	507
NextEra Energy Inc	85,800	4,740	NiSource Inc	56,849	1,144
Northeast Utilities	35,945	1,222	Sempra Energy	48,688	2,468
NRG Energy Inc (a)	49,022	1,202		$ 5,813
Pepco Holdings Inc	45,908	858	Hand & Machine Tools - 0.12%
PG&E Corp	80,918	3,352	Snap-on Inc	11,834	673
Pinnacle West Capital Corp	22,167	939	Stanley Black & Decker Inc	34,184	2,248
PPL Corp	117,356	3,274		$ 2,921
Progress Energy Inc	59,888	2,799	Healthcare - Products - 3.44%
Public Service Enterprise Group Inc	102,869	3,369	Baxter International Inc	115,979	6,746
SCANA Corp	23,241	911	Becton Dickinson and Co	44,480	3,719
Southern Co	172,659	6,827	Boston Scientific Corp (a)	310,742	2,225
TECO Energy Inc	43,705	810	CareFusion Corp (a)	45,433	1,199
Wisconsin Energy Corp	47,529	1,457	Covidien PLC	100,801	5,120
Xcel Energy Inc	98,451	2,363	CR Bard Inc	17,417	1,719
	$ 74,378		DENTSPLY International Inc	28,625	1,085
Electrical Components & Equipment - 0.34%			Edwards Lifesciences Corp (a)	23,319	1,664
Emerson Electric Co	152,843	7,503	Hospira Inc (a)	34,115	1,744
Molex Inc	28,272	664	Intuitive Surgical Inc (a)	7,989	3,200
	$ 8,167		Johnson & Johnson	557,377	36,112
Electronics - 0.54%			Medtronic Inc	217,444	7,839
Agilent Technologies Inc (a)	70,771	2,984	Patterson Cos Inc	19,488	601
Amphenol Corp	35,819	1,751	St Jude Medical Inc	66,868	3,109

See accompanying notes

134

Schedule of Investments LargeCap S&P 500 Index Fund July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products (continued)			Iron & Steel (continued)
Stryker Corp	67,850 $	3,687	Cliffs Natural Resources Inc	29,413 $	2,642
Varian Medical Systems Inc (a)	23,829	1,495	Nucor Corp	64,267	2,499
Zimmer Holdings Inc (a)	39,033	2,343	United States Steel Corp	29,233	1,169
	$ 83,607			$ 7,838
Healthcare - Services - 1.28%			Leisure Products & Services - 0.21%
Aetna Inc	77,167	3,202	Carnival Corp	87,817	2,924
CIGNA Corp	55,017	2,738	Harley-Davidson Inc	48,043	2,085
Coventry Health Care Inc (a)	30,139	964		$ 5,009
DaVita Inc (a)	19,419	1,622	Lodging - 0.31%
Humana Inc	34,241	2,554	Marriott International Inc/DE	57,728	1,876
Laboratory Corp of America Holdings (a)	20,374	1,849	Starwood Hotels & Resorts Worldwide Inc	39,670	2,180
Quest Diagnostics Inc	31,995	1,728	Wyndham Worldwide Corp	34,564	1,196
Tenet Healthcare Corp (a)	99,544	554	Wynn Resorts Ltd	15,474	2,378
UnitedHealth Group Inc	220,304	10,934		$ 7,630
WellPoint Inc	74,658	5,043	Machinery - Construction & Mining - 0.61%
	$ 31,188		Caterpillar Inc	131,041	12,946
Holding Companies - Diversified - 0.06%			Joy Global Inc	21,359	2,006
Leucadia National Corp	40,280	1,356		$ 14,952
			Machinery - Diversified - 0.65%
Home Builders - 0.07%			Cummins Inc	39,904	4,185
DR Horton Inc	57,146	679	Deere & Co	85,343	6,700
Lennar Corp	32,689	578	Flowserve Corp	11,352	1,128
Pulte Group Inc (a)	68,499	471	Rockwell Automation Inc	29,343	2,106
	$ 1,728		Roper Industries Inc	19,499	1,592
Home Furnishings - 0.07%				$ 15,711
Harman International Industries Inc	14,213	591	Media - 3.03%
Whirlpool Corp	15,499	1,073	Cablevision Systems Corp	46,801	1,140
	$ 1,664		CBS Corp	135,989	3,722
Housewares - 0.04%			Comcast Corp - Class A	562,471	13,510
Newell Rubbermaid Inc	59,212	919	DIRECTV (a)	156,119	7,912
			Discovery Communications Inc - A Shares (a)	56,643	2,254
Insurance - 3.51%			Gannett Co Inc	48,889	624
ACE Ltd	68,606	4,595	McGraw-Hill Cos Inc/The	61,957	2,577
Aflac Inc	95,102	4,380	News Corp - Class A	464,660	7,444
Allstate Corp/The	106,338	2,948	Scripps Networks Interactive	18,459	855
American International Group Inc (a)	88,706	2,546	Time Warner Cable Inc	68,403	5,015
Aon Corp	67,211	3,234	Time Warner Inc	217,738	7,656
Assurant Inc	19,623	699	Viacom Inc	118,976	5,761
Berkshire Hathaway Inc - Class B (a)	352,030	26,110	Walt Disney Co/The	384,339	14,843
Chubb Corp	59,485	3,717	Washington Post Co/The	1,048	422
Cincinnati Financial Corp	33,145	906		$ 73,735
Genworth Financial Inc (a)	99,749	830	Metal Fabrication & Hardware - 0.19%
Hartford Financial Services Group Inc	90,541	2,120	Precision Castparts Corp	29,255	4,721
Lincoln National Corp	63,740	1,689
Loews Corp	63,178	2,519	Mining - 0.83%
Marsh & McLennan Cos Inc	111,379	3,285	Alcoa Inc	216,293	3,186
MetLife Inc	214,936	8,857	Freeport-McMoRan Copper & Gold Inc	192,625	10,201
Progressive Corp/The	132,922	2,616	Newmont Mining Corp	100,386	5,583
Prudential Financial Inc	99,229	5,823	Titanium Metals Corp	18,318	326
Torchmark Corp	23,197	937	Vulcan Materials Co	26,252	900
Travelers Cos Inc/The	85,172	4,696		$ 20,196
Unum Group	62,587	1,526	Miscellaneous Manufacturing - 3.71%
XL Group PLC	62,916	1,291	3M Co	144,487	12,591
	$ 85,324		Danaher Corp	110,722	5,437
Internet - 3.03%			Dover Corp	37,939	2,294
Akamai Technologies Inc (a)	37,965	919	Eaton Corp	69,379	3,327
Amazon.com Inc (a)	72,614	16,158	General Electric Co	2,156,485	38,623
eBay Inc (a)	232,242	7,606	Honeywell International Inc	160,028	8,497
Expedia Inc	40,577	1,286	Illinois Tool Works Inc	101,679	5,064
F5 Networks Inc (a)	16,493	1,542	Ingersoll-Rand PLC	67,358	2,520
Google Inc (a)	51,110	30,855	ITT Corp	37,434	1,997
Netflix Inc (a)	8,859	2,356	Leggett & Platt Inc	29,056	630
Priceline.com Inc (a)	10,095	5,428	Pall Corp	23,612	1,171
Symantec Corp (a)	153,630	2,928	Parker Hannifin Corp	32,976	2,606
VeriSign Inc	34,257	1,069	Textron Inc	56,153	1,299
Yahoo! Inc (a)	264,937	3,471	Tyco International Ltd	95,353	4,223
	$ 73,618			$ 90,279
Iron & Steel - 0.32%			Office & Business Equipment - 0.15%
AK Steel Holding Corp	22,419	272	Pitney Bowes Inc	41,451	893
Allegheny Technologies Inc	21,579	1,256

See accompanying notes

135

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Office & Business Equipment (continued)			Pipelines (continued)
Xerox Corp	284,914 $	2,658	Williams Cos Inc	119,592 $	3,791
	$ 3,551			$ 12,161
Oil & Gas - 9.86%			Publicly Traded Investment Fund - 0.27%
Anadarko Petroleum Corp	101,165	8,352	iShares S&P 500 Index Fund/US	50,051	6,484
Apache Corp	77,969	9,646
Cabot Oil & Gas Corp	21,242	1,574	Real Estate - 0.05%
Chesapeake Energy Corp	133,728	4,594	CB Richard Ellis Group Inc (a)	59,350	1,294
Chevron Corp	408,763	42,520
ConocoPhillips	287,419	20,691	REITS - 1.74%
Denbury Resources Inc (a)	80,779	1,561	Apartment Investment & Management Co	24,301	663
Devon Energy Corp	86,012	6,769	AvalonBay Communities Inc	17,755	2,383
Diamond Offshore Drilling Inc	14,135	959	Boston Properties Inc	29,605	3,178
EOG Resources Inc	54,583	5,567	Equity Residential	59,913	3,704
EQT Corp	30,385	1,929	HCP Inc	82,561	3,032
Exxon Mobil Corp (b)	1,001,658	79,922	Health Care REIT Inc	35,941	1,897
Helmerich & Payne Inc	21,751	1,502	Host Hotels & Resorts Inc	139,525	2,212
Hess Corp	61,484	4,215	Kimco Realty Corp	82,744	1,575
Marathon Oil Corp	144,794	4,484	Plum Creek Timber Co Inc	32,927	1,259
Marathon Petroleum Corp (a)	72,397	3,170	ProLogis Inc	92,288	3,288
Murphy Oil Corp	39,331	2,526	Public Storage Inc	28,451	3,404
Nabors Industries Ltd (a)	58,432	1,543	Simon Property Group Inc	59,640	7,187
Newfield Exploration Co (a)	26,890	1,813	Ventas Inc	58,312	3,156
Noble Corp	51,275	1,891	Vornado Realty Trust	33,342	3,119
Noble Energy Inc	35,882	3,577	Weyerhaeuser Co	109,514	2,189
Occidental Petroleum Corp	165,288	16,228		$ 42,246
Pioneer Natural Resources Co	23,741	2,208	Retail - 5.74%
QEP Resources Inc	35,942	1,575	Abercrombie & Fitch Co	17,826	1,304
Range Resources Corp	32,664	2,128	AutoNation Inc (a)	12,930	486
Rowan Cos Inc (a)	25,917	1,015	AutoZone Inc (a)	5,140	1,467
Southwestern Energy Co (a)	70,741	3,152	Bed Bath & Beyond Inc (a)	50,657	2,963
Sunoco Inc	24,626	1,001	Best Buy Co Inc	65,604	1,811
Tesoro Corp (a)	29,234	710	Big Lots Inc (a)	15,285	532
Valero Energy Corp	115,953	2,913	CarMax Inc (a)	45,924	1,468
	$ 239,735		Chipotle Mexican Grill Inc (a)	6,328	2,054
Oil & Gas Services - 2.22%			Costco Wholesale Corp	88,830	6,951
Baker Hughes Inc	88,378	6,839	CVS Caremark Corp	275,714	10,022
Cameron International Corp (a)	49,823	2,787	Darden Restaurants Inc	27,741	1,409
FMC Technologies Inc (a)	48,867	2,228	Family Dollar Stores Inc	24,868	1,321
Halliburton Co	186,056	10,183	GameStop Corp (a)	28,761	678
National Oilwell Varco Inc	86,027	6,931	Gap Inc/The	79,465	1,533
Schlumberger Ltd	275,917	24,935	Home Depot Inc	323,763	11,309
	$ 53,903		JC Penney Co Inc	43,353	1,334
Packaging & Containers - 0.14%			Kohl's Corp	57,156	3,127
Ball Corp	34,153	1,325	Lowe's Cos Inc	264,760	5,714
Bemis Co Inc	21,418	677	Ltd Brands Inc	51,284	1,942
Owens-Illinois Inc (a)	33,349	773	Macy's Inc	86,778	2,505
Sealed Air Corp	32,565	701	McDonald's Corp	210,978	18,245
	$ 3,476		Nordstrom Inc	34,118	1,711
Pharmaceuticals - 5.01%			O'Reilly Automotive Inc (a)	28,034	1,668
Abbott Laboratories	316,044	16,219	Ross Stores Inc	23,782	1,802
Allergan Inc/United States	61,974	5,039	Sears Holdings Corp (a)	8,760	610
AmerisourceBergen Corp	55,707	2,134	Staples Inc	145,011	2,329
Bristol-Myers Squibb Co	346,891	9,942	Starbucks Corp	152,422	6,111
Cardinal Health Inc	71,287	3,120	Target Corp	140,129	7,215
Cephalon Inc (a)	15,641	1,250	Tiffany & Co	25,969	2,067
Eli Lilly & Co	207,149	7,934	TJX Cos Inc	78,510	4,342
Express Scripts Inc (a)	107,658	5,842	Urban Outfitters Inc (a)	25,327	824
Forest Laboratories Inc (a)	58,188	2,156	Walgreen Co	186,147	7,267
McKesson Corp	51,265	4,159	Wal-Mart Stores Inc	388,356	20,470
Mead Johnson Nutrition Co	41,551	2,965	Yum! Brands Inc	94,667	5,000
Medco Health Solutions Inc (a)	81,294	5,112		$ 139,591
Merck & Co Inc	627,619	21,421	Savings & Loans - 0.08%
Mylan Inc/PA (a)	89,316	2,035	Hudson City Bancorp Inc	107,097	884
Pfizer Inc (b)	1,606,596	30,911	People's United Financial Inc	76,505	970
Watson Pharmaceuticals Inc (a)	25,718	1,726		$ 1,854
	$ 121,965		Semiconductors - 2.30%
Pipelines - 0.50%			Advanced Micro Devices Inc (a)	117,435	862
El Paso Corp	156,360	3,213	Altera Corp	65,520	2,678
Oneok Inc	21,782	1,586	Analog Devices Inc	60,927	2,096
Spectra Energy Corp	132,169	3,571	Applied Materials Inc	268,050	3,302
			Broadcom Corp	97,018	3,596

See accompanying notes

136

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Semiconductors (continued)				Amount
Intel Corp	1,078,095 $	24,074	REPURCHASE AGREEMENTS - 1.20%	(000's)	Value (000's)
KLA-Tencor Corp	34,141	1,360	Banks - 1.20%
Linear Technology Corp	46,307	1,357	Investment in Joint Trading Account; Credit Suisse $	6,423	$ 6,423
LSI Corp (a)	123,151	906	Repurchase Agreement; 0.14% dated
MEMC Electronic Materials Inc (a)	46,852	348	07/29/11 maturing 08/01/11 (collateralized by
Microchip Technology Inc	38,732	1,307	US Treasury Strips; $6,550,988; 4.50% -
Micron Technology Inc (a)	175,127	1,291	9.00%; dated 11/15/18 - 08/15/39)
National Semiconductor Corp	49,033	1,212	Investment in Joint Trading Account; Deutsche	12,043	12,042
Novellus Systems Inc (a)	18,160	564	Bank Repurchase Agreement; 0.18% dated
NVIDIA Corp (a)	122,061	1,688	07/29/11 maturing 08/01/11 (collateralized by
Teradyne Inc (a)	37,707	509	Sovereign Agency Issues; $12,283,102;
Texas Instruments Inc	236,109	7,024	0.00% - 5.92%; dated 01/03/12 - 01/15/37)
Xilinx Inc	54,012	1,734	Investment in Joint Trading Account; Merrill	6,794	6,793
	$ 55,908		Lynch Repurchase Agreement; 0.14% dated
Software - 3.78%			07/29/11 maturing 08/01/11 (collateralized by
Adobe Systems Inc (a)	102,575	2,843	Sovereign Agency Issues; $6,929,389; 0.00%;
Autodesk Inc (a)	46,962	1,615	dated 10/21/11 - 04/15/42)
BMC Software Inc (a)	35,962	1,554	Investment in Joint Trading Account; Morgan	4,014	4,014
CA Inc	77,183	1,721	Stanley Repurchase Agreement; 0.16% dated
Cerner Corp (a)	29,416	1,956	07/29/11 maturing 08/01/11 (collateralized by
Citrix Systems Inc (a)	38,226	2,754	Sovereign Agency Issues; $4,094,368; 0.88%
Compuware Corp (a)	44,378	429	- 5.30%; dated 05/01/13 - 04/26/19)
Dun & Bradstreet Corp	10,046	729			$ 29,272
Electronic Arts Inc (a)	67,599	1,504	TOTAL REPURCHASE AGREEMENTS		$ 29,272
Fidelity National Information Services Inc	54,717	1,643	Total Investments		$ 2,433,415
Fiserv Inc (a)	29,202	1,763	Liabilities in Excess of Other Assets, Net - (0.04)%		$ (916)
Intuit Inc	55,633	2,598	TOTAL NET ASSETS - 100.00%		$ 2,432,499
Microsoft Corp	1,508,934	41,345
Oracle Corp	792,324	24,229
Red Hat Inc (a)	39,249	1,652	(a) Non-Income Producing Security
Salesforce.com Inc (a)	24,504	3,546	(b)	Security or a portion of the security was pledged to cover margin
	$ 91,881		requirements for futures contracts. At the end of the period, the value of
Telecommunications - 4.98%			these securities totaled $43,599 or 1.79% of net assets.
American Tower Corp (a)	80,650	4,236
AT&T Inc	1,204,165	35,234
CenturyLink Inc	124,906	4,635	Unrealized Appreciation (Depreciation)
Cisco Systems Inc	1,118,394	17,861	The net federal income tax unrealized appreciation (depreciation) and federal tax
Corning Inc	319,221	5,079	cost of investments held as of the period end were as follows:
Frontier Communications Corp	202,365	1,516
Harris Corp	25,864	1,031	Unrealized Appreciation		$ 467,313
JDS Uniphase Corp (a)	46,154	607
Juniper Networks Inc (a)	108,393	2,535	Unrealized Depreciation		(168,757)
MetroPCS Communications Inc (a)	53,983	879	Net Unrealized Appreciation (Depreciation)		$ 298,556
Motorola Mobility Holdings Inc (a)	59,982	1,342	Cost for federal income tax purposes		$ 2,134,859
			All dollar amounts are shown in thousands (000's)
Motorola Solutions Inc	69,039	3,099
Qualcomm Inc	339,478	18,597	Portfolio Summary (unaudited)
Sprint Nextel Corp (a)	608,324	2,573
			Sector		Percent
Tellabs Inc	73,872	306	Consumer, Non-cyclical		21.00%
Verizon Communications Inc	575,258	20,301	Financial		15.67%
Windstream Corp	103,696	1,266	Technology		13.31%
	$ 121,097		Energy		12.94%
Textiles - 0.03%			Communications		11.19%
Cintas Corp	25,705	837	Industrial		10.58%
			Consumer, Cyclical		8.31%
Toys, Games & Hobbies - 0.12%			Basic Materials		3.41%
Hasbro Inc	27,702	1,096	Utilities		3.30%
Mattel Inc	70,678	1,884	Exchange Traded Funds		0.27%
	$ 2,980		Diversified		0.06%
Transportation - 1.88%			Liabilities in Excess of Other Assets, Net		(0.04)%
CH Robinson Worldwide Inc	33,139	2,396	TOTAL NET ASSETS		100.00%
CSX Corp	224,233	5,509
Expeditors International of Washington Inc	43,183	2,061
FedEx Corp	64,185	5,576
Norfolk Southern Corp	71,822	5,437
Ryder System Inc	10,440	588
Union Pacific Corp	99,741	10,222
United Parcel Service Inc	200,534	13,881
	$ 45,670
TOTAL COMMON STOCKS	$ 2,404,143

See accompanying notes

137

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2011	Long	449 $	29,230	$ 28,925	$ (305)
					$ (305)
All dollar amounts are shown in thousands (000's)

See accompanying notes

138

Schedule of Investments LargeCap Value Fund July 31, 2011 (unaudited)

COMMON STOCKS - 98.02%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 1.44%			Healthcare - Services (continued)
United Technologies Corp	269,522 $	22,327	Humana Inc	226,696 $	16,907
			UnitedHealth Group Inc	692,170	34,352
Agriculture - 0.98%				$ 74,469
Lorillard Inc	143,597	15,253	Insurance - 6.08%
			ACE Ltd	216,531	14,503
Airlines - 0.59%			Assurant Inc	364,373	12,979
Southwest Airlines Co	915,850	9,122	Berkshire Hathaway Inc - Class B (a)	272,128	20,184
			MetLife Inc	411,351	16,952
Automobile Manufacturers - 0.52%			Protective Life Corp	589,609	12,535
Navistar International Corp (a)	156,488	8,029	Prudential Financial Inc	292,691	17,175
				$ 94,328
Automobile Parts & Equipment - 1.00%			Internet - 2.17%
TRW Automotive Holdings Corp (a)	307,571	15,523	IAC/InterActiveCorp (a)	389,513	16,122
			Symantec Corp (a)	925,669	17,643
Banks - 11.79%				$ 33,765
Capital One Financial Corp	462,942	22,129	Machinery - Diversified - 0.89%
East West Bancorp Inc	633,570	11,759	AGCO Corp (a)	292,973	13,893
Huntington Bancshares Inc/OH	2,627,268	15,882
JP Morgan Chase & Co	1,467,161	59,347	Media - 5.49%
KeyCorp	1,516,677	12,194	CBS Corp	895,984	24,523
M&T Bank Corp	196,148	16,916	Comcast Corp - Class A	1,388,928	33,362
US Bancorp	1,197,943	31,218	McGraw-Hill Cos Inc/The	450,389	18,736
Wells Fargo & Co	488,347	13,644	Viacom Inc	177,433	8,592
	$ 183,089			$ 85,213
Beverages - 0.86%			Metal Fabrication & Hardware - 0.78%
Constellation Brands Inc (a)	652,764	13,310
			Timken Co	278,922	12,180

Chemicals - 1.17%			Mining - 0.73%
EI du Pont de Nemours & Co	352,738	18,138	Freeport-McMoRan Copper & Gold Inc	214,068	11,337

Computers - 2.77%			Miscellaneous Manufacturing - 3.62%
Accenture PLC - Class A	237,949	14,072	General Electric Co	3,142,130	56,276
Apple Inc (a)	29,811	11,641
Western Digital Corp (a)	501,446	17,280
			Oil & Gas - 10.76%
	$ 42,993		Anadarko Petroleum Corp	245,531	20,271
Cosmetics & Personal Care - 1.13%			Chevron Corp	691,731	71,954
Procter & Gamble Co	285,114	17,532	Marathon Petroleum Corp (a)	476,460	20,864
			Noble Energy Inc	165,942	16,541
Diversified Financial Services - 3.79%			Occidental Petroleum Corp	275,409	27,040
Ameriprise Financial Inc	364,466	19,718	Patterson-UTI Energy Inc	317,492	10,328
Discover Financial Services	973,969	24,943		$ 166,998
Raymond James Financial Inc	448,444	14,243	Oil & Gas Services - 3.10%
	$ 58,904		Baker Hughes Inc	256,196	19,824
Electric - 5.45%			National Oilwell Varco Inc	227,848	18,358
CMS Energy Corp	658,721	12,608	Oil States International Inc (a)	123,818	9,992
Duke Energy Corp	420,940	7,829		$ 48,174
FirstEnergy Corp	347,171	15,501	Pharmaceuticals - 7.07%
OGE Energy Corp	337,820	16,905	Cardinal Health Inc	301,729	13,203
Pinnacle West Capital Corp	336,475	14,250	Endo Pharmaceuticals Holdings Inc (a)	421,102	15,686
PPL Corp	625,353	17,447	Forest Laboratories Inc (a)	524,099	19,423
	$ 84,540		Pfizer Inc (b)	3,193,383	61,441
Electronics - 0.90%				$ 109,753
Thermo Fisher Scientific Inc (a)	232,315	13,960
			Real Estate - 0.99%
			Jones Lang LaSalle Inc	180,517	15,366
Food - 1.99%
Smithfield Foods Inc (a)	736,298	16,213
			REITS - 2.13%
Tyson Foods Inc	834,935	14,662	Camden Property Trust	240,971	16,162
	$ 30,875		Rayonier Inc	261,555	16,857
Forest Products & Paper - 0.88%				$ 33,019
International Paper Co	460,194	13,668	Retail - 3.22%
			Macy's Inc	330,198	9,533
Gas - 0.91%			Signet Jewelers Ltd	298,005	12,766
UGI Corp	464,663	14,079	Wal-Mart Stores Inc	525,139	27,680
				$ 49,979
Healthcare - Products - 0.84%			Semiconductors - 0.67%
Johnson & Johnson	201,750	13,071	Intel Corp	468,044	10,451

Healthcare - Services - 4.80%			Software - 2.03%
Aetna Inc	537,412	22,297	CA Inc	578,788	12,907
HCA Holdings Inc (a)	34,198	913
			Intuit Inc	194,680	9,092

See accompanying notes

139

Schedule of Investments
LargeCap Value Fund
July 31, 2011 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)	Sector	Percent
			Financial	26.78%
Software (continued)			Consumer, Non-cyclical	17.67%
Oracle Corp	313,323 $	9,581	Energy	13.86%
		$ 31,580	Communications	12.38%
Telecommunications - 4.72%			Industrial	8.54%
AT&T Inc	657,781	19,247	Utilities	7.21%
CenturyLink Inc	332,349	12,334	Technology	5.47%
Motorola Solutions Inc	231,701	10,401	Consumer, Cyclical	5.33%
Verizon Communications Inc	887,148	31,307	Basic Materials	2.78%
		$ 73,289	Liabilities in Excess of Other Assets, Net	(0.02)%
Transportation - 0.91%			TOTAL NET ASSETS	100.00%
CSX Corp	575,817	14,148

Water - 0.85%
American Water Works Co Inc	470,828	13,183

TOTAL COMMON STOCKS		$ 1,521,814
Maturity
	Amount
REPURCHASE AGREEMENTS - 2.00%	(000's)	Value (000's)
Banks - 2.00%
Investment in Joint Trading Account; Credit Suisse $	6,797	$ 6,796
Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
US Treasury Strips; $6,932,336; 4.50% -
9.00%; dated 11/15/18 - 08/15/39)
Investment in Joint Trading Account; Deutsche	12,744	12,743
Bank Repurchase Agreement; 0.18% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $12,998,130;
0.00% - 5.92%; dated 01/03/12 - 01/15/37)
Investment in Joint Trading Account; Merrill	7,189	7,189
Lynch Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $7,332,766; 0.00%;
dated 10/21/11 - 04/15/42)
Investment in Joint Trading Account; Morgan	4,248	4,248
Stanley Repurchase Agreement; 0.16% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $4,332,710; 0.88%
- 5.30%; dated 05/01/13 - 04/26/19)
		$ 30,976
TOTAL REPURCHASE AGREEMENTS		$ 30,976
Total Investments		$ 1,552,790
Liabilities in Excess of Other Assets, Net - (0.02)%		$ (374)
TOTAL NET ASSETS - 100.00%		$ 1,552,416

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $4,621 or 0.30% of net assets.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 109,988
Unrealized Depreciation	(48,046)
Net Unrealized Appreciation (Depreciation)	$ 61,942
Cost for federal income tax purposes	$ 1,490,848
All dollar amounts are shown in thousands (000's)

See accompanying notes

140

Schedule of Investments
LargeCap Value Fund
July 31, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2011	Long	460 $	29,497	$ 29,633	$ 136
					$ 136
All dollar amounts are shown in thousands (000's)

See accompanying notes

141

Schedule of Investments
LargeCap Value Fund I
July 31, 2011 (unaudited)

COMMON STOCKS - 97.73%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.02%			Banks (continued)
Clear Channel Outdoor Holdings Inc (a)	6,265 $	74	TCF Financial Corp	23,928 $	304
Interpublic Group of Cos Inc	44,895	440	US Bancorp	189,994	4,951
	$ 514		Valley National Bancorp	25,844	340
Aerospace & Defense - 1.16%			Wells Fargo & Co	1,028,611	28,739
Alliant Techsystems Inc	4,598	300		$ 179,690
BE Aerospace Inc (a)	784	31	Beverages - 0.96%
General Dynamics Corp	33,150	2,259	Brown-Forman Corp	2,212	162
Goodrich Corp	10,944	1,041	Coca-Cola Enterprises Inc	205,140	5,767
L-3 Communications Holdings Inc	11,027	873	Constellation Brands Inc (a)	28,306	577
Lockheed Martin Corp	149,155	11,295	Molson Coors Brewing Co	19,907	897
Northrop Grumman Corp	29,211	1,768	PepsiCo Inc	196,969	12,614
Raytheon Co	36,694	1,641		$ 20,017
Spirit Aerosystems Holdings Inc (a)	13,806	283	Biotechnology - 1.36%
United Technologies Corp	57,854	4,793	Amgen Inc	96,851	5,298
	$ 24,284		Bio-Rad Laboratories Inc (a)	2,905	317
Agriculture - 2.53%			Gilead Sciences Inc (a)	520,862	22,064
Altria Group Inc	527,769	13,880	Life Technologies Corp (a)	17,002	765
Archer-Daniels-Midland Co	57,105	1,735		$ 28,444
Lorillard Inc	14,916	1,584	Chemicals - 1.37%
Philip Morris International Inc	192,860	13,726	Agrium Inc	118,700	10,372
Reynolds American Inc	621,977	21,894	Ashland Inc	10,733	657
	$ 52,819		Cabot Corp	9,733	381
Airlines - 0.93%			CF Industries Holdings Inc	65,223	10,131
Copa Holdings SA	271,764	17,830	Cytec Industries Inc	7,020	393
Delta Air Lines Inc (a)	49,527	391	Dow Chemical Co/The	115,269	4,019
Southwest Airlines Co	95,735	954	Huntsman Corp	22,793	435
United Continental Holdings Inc (a)	5,986	108	LyondellBasell Industries NV	28,370	1,119
	$ 19,283		RPM International Inc	19,141	404
Apparel - 0.84%			Valspar Corp	13,330	438
Coach Inc	255,891	16,521	Westlake Chemical Corp	2,315	120
VF Corp	8,975	1,048		$ 28,469
	$ 17,569		Coal - 0.03%
Automobile Manufacturers - 0.20%			Arch Coal Inc	21,562	552
Ford Motor Co (a)	163,062	1,991
General Motors Co (a)	66,502	1,841	Commercial Services - 1.13%
Navistar International Corp (a)	4,864	249	Aaron's Inc	4,617	116
	$ 4,081		Career Education Corp (a)	9,052	205
Automobile Parts & Equipment - 0.19%			CoreLogic Inc/United States (a)	14,224	225
Autoliv Inc	13,086	866	Corrections Corp of America (a)	13,935	299
Federal-Mogul Corp (a)	2,160	42	Education Management Corp (a)	5,646	126
Johnson Controls Inc	44,498	1,644	Equifax Inc	18,910	650
Lear Corp	15,429	756	Global Payments Inc	261,825	12,413
TRW Automotive Holdings Corp (a)	14,944	754	H&R Block Inc	18,457	276
	$ 4,062		Hertz Global Holdings Inc (a)	293,400	4,128
			KAR Auction Services Inc (a)	3,656	65
Banks - 8.62%
Bank of America Corp	886,545	8,608	Paychex Inc	3,793	107
Bank of Hawaii Corp	6,999	314	RR Donnelley & Sons Co	30,169	568
			SAIC Inc (a)	28,702	460
Bank of New York Mellon Corp/The	108,719	2,730
BB&T Corp	62,488	1,605	Service Corp International/US	37,337	391
BOK Financial Corp	3,641	198	Total System Services Inc	25,422	473
Capital One Financial Corp	355,819	17,008	Towers Watson & Co	5,380	329
CIT Group Inc (a)	17,750	705	Visa Inc	30,974	2,650
Citigroup Inc	853,889	32,738		$ 23,481
City National Corp/CA	7,023	377	Computers - 4.15%
Commerce Bancshares Inc/MO	11,760	481	Accenture PLC - Class A	186,517	11,031
Cullen/Frost Bankers Inc	7,903	426	Apple Inc (a)	33,804	13,200
East West Bancorp Inc	22,728	422	Brocade Communications Systems Inc (a)	72,050	395
Fifth Third Bancorp	92,653	1,172	Computer Sciences Corp	23,585	832
First Citizens BancShares Inc/NC	768	138	Dell Inc (a)	63,494	1,031
First Republic Bank/San Francisco CA (a)	10,778	305	Diebold Inc	7,645	231
Goldman Sachs Group Inc/The	228,298	30,814	DST Systems Inc	4,397	225
Huntington Bancshares Inc/OH	128,047	774	Hewlett-Packard Co	321,882	11,318
JP Morgan Chase & Co	755,363	30,555	IBM Corp	142,640	25,939
KeyCorp	139,535	1,122	Lexmark International Inc (a)	11,618	390
M&T Bank Corp	11,362	980	SanDisk Corp (a)	209,855	8,925
Morgan Stanley	173,637	3,863	Synopsys Inc (a)	20,984	503
PNC Financial Services Group Inc	52,697	2,861	Western Digital Corp (a)	360,744	12,431
Popular Inc (a)	150,209	361		$ 86,451
State Street Corp	44,639	1,851	Consumer Products - 0.08%
SunTrust Banks Inc	202,040	4,948	Avery Dennison Corp	15,555	491

See accompanying notes

142

Schedule of Investments
LargeCap Value Fund I
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products (continued)			Electronics (continued)
Fortune Brands Inc	11,939 $	719	PerkinElmer Inc	16,548 $	405
Kimberly-Clark Corp	7,150	467	Tech Data Corp (a)	7,462	348
	$ 1,677		Thermo Fisher Scientific Inc (a)	33,532	2,015
Cosmetics & Personal Care - 1.23%			Thomas & Betts Corp (a)	6,511	318
Colgate-Palmolive Co	111,409	9,400	Vishay Intertechnology Inc (a)	23,508	324
Procter & Gamble Co	264,154	16,243	Waters Corp (a)	174,122	15,303
	$ 25,643			$ 19,306
Distribution & Wholesale - 0.05%			Engineering & Construction - 0.13%
Genuine Parts Co	16,369	870	Aecom Technology Corp (a)	10,846	268
WESCO International Inc (a)	4,430	225	Chicago Bridge & Iron Co NV	6,186	255
	$ 1,095		Jacobs Engineering Group Inc (a)	18,609	729
Diversified Financial Services - 3.82%			KBR Inc	22,592	806
Affiliated Managers Group Inc (a)	2,184	228	McDermott International Inc (a)	6,656	134
American Express Co	317,456	15,886	URS Corp (a)	12,369	505
Ameriprise Financial Inc	28,066	1,518		$ 2,697
BlackRock Inc	5,378	960	Entertainment - 0.05%
CME Group Inc	48,600	14,055	International Game Technology	21,389	398
Discover Financial Services	56,934	1,458	Madison Square Garden Co/The (a)	5,547	147
Eaton Vance Corp	388,887	10,430	Penn National Gaming Inc (a)	10,236	429
Federated Investors Inc	479,801	10,253		$ 974
Invesco Ltd	53,526	1,187	Environmental Control - 0.12%
Janus Capital Group Inc	25,538	215	Republic Services Inc	32,017	930
Lazard Ltd	260,701	8,759	Waste Management Inc	47,320	1,490
NASDAQ OMX Group Inc/The (a)	15,915	383		$ 2,420
NYSE Euronext	26,829	898	Food - 1.06%
Raymond James Financial Inc	14,730	468	Campbell Soup Co	6,327	209
Waddell & Reed Financial Inc	351,850	12,913	ConAgra Foods Inc	37,092	950
	$ 79,611		Corn Products International Inc	2,165	110
Electric - 2.90%			Dean Foods Co (a)	28,030	309
AES Corp/The (a)	67,553	832	General Mills Inc	23,048	861
Alliant Energy Corp	16,460	649	Hershey Co/The	5,665	320
Ameren Corp	36,796	1,060	HJ Heinz Co	19,647	1,034
American Electric Power Co Inc	48,400	1,784	Hormel Foods Corp	9,447	274
CMS Energy Corp	37,768	723	JM Smucker Co/The	10,184	794
Consolidated Edison Inc	28,589	1,504	Kellogg Co	166,426	9,283
Dominion Resources Inc/VA	56,173	2,722	Kraft Foods Inc	144,253	4,959
DPL Inc	17,342	525	Ralcorp Holdings Inc (a)	8,394	726
DTE Energy Co	17,073	851	Safeway Inc	30,981	625
Duke Energy Corp	132,403	2,463	Smithfield Foods Inc (a)	24,626	542
Edison International	32,728	1,246	SUPERVALU Inc	31,463	271
Entergy Corp	18,025	1,204	Tyson Foods Inc	44,592	783
Exelon Corp	64,621	2,848		$ 22,050
FirstEnergy Corp	37,894	1,692	Forest Products & Paper - 0.11%
Great Plains Energy Inc	20,026	404	Domtar Corp	6,293	503
Integrys Energy Group Inc	11,893	597	International Paper Co	33,492	995
NextEra Energy Inc	41,165	2,274	MeadWestvaco Corp	25,454	792
Northeast Utilities	26,286	894		$ 2,290
NRG Energy Inc (a)	36,286	890	Gas - 0.25%
NV Energy Inc	34,978	519	AGL Resources Inc	11,483	469
OGE Energy Corp	15,010	751	Atmos Energy Corp	13,834	463
Pepco Holdings Inc	33,483	625	CenterPoint Energy Inc	42,600	834
PG&E Corp	200,631	8,312	National Fuel Gas Co	11,072	801
Pinnacle West Capital Corp	16,130	683	NiSource Inc	42,794	861
PPL Corp	58,441	1,630	Sempra Energy	23,360	1,184
Progress Energy Inc	29,080	1,359	UGI Corp	16,859	511
Public Service Enterprise Group Inc	51,032	1,671		$ 5,123
SCANA Corp	16,757	657	Hand & Machine Tools - 0.11%
Southern Co	400,739	15,845	Kennametal Inc	10,600	418
TECO Energy Inc	31,776	589	Lincoln Electric Holdings Inc	4,778	163
Westar Energy Inc	18,447	476	Regal-Beloit Corp	5,670	344
Wisconsin Energy Corp	34,665	1,062	Snap-on Inc	6,995	398
Xcel Energy Inc	48,688	1,169	Stanley Black & Decker Inc	16,325	1,074
	$ 60,510			$ 2,397
Electrical Components & Equipment - 0.07%			Healthcare - Products - 1.51%
Energizer Holdings Inc (a)	10,458	843	Alere Inc (a)	12,548	370
Hubbell Inc	8,843	526	Boston Scientific Corp (a)	133,705	957
	$ 1,369		CareFusion Corp (a)	21,272	561
Electronics - 0.93%			Covidien PLC	20,211	1,027
AVX Corp	5,683	79	DENTSPLY International Inc	12,230	463
Garmin Ltd	15,754	514	Henry Schein Inc (a)	6,376	424

See accompanying notes

143

Schedule of Investments LargeCap Value Fund I July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products (continued)			Internet (continued)
Hologic Inc (a)	221,100 $	4,106	Expedia Inc	11,793 $	374
Johnson & Johnson	317,602	20,578	IAC/InterActiveCorp (a)	11,931	494
Medtronic Inc	22,686	818	Liberty Media Corp - Interactive (a)	59,651	979
Patterson Cos Inc	9,118	281	Yahoo! Inc (a)	136,692	1,790
QIAGEN NV (a)	34,656	587		$ 5,435
Zimmer Holdings Inc (a)	19,996	1,200	Investment Companies - 0.02%
	$ 31,372		Ares Capital Corp	31,604	510
Healthcare - Services - 2.83%
Aetna Inc	39,533	1,640	Iron & Steel - 0.83%
AMERIGROUP Corp (a)	2,149	118	Cliffs Natural Resources Inc	177,765	15,967
CIGNA Corp	28,186	1,403	Nucor Corp	17,980	699
Coventry Health Care Inc (a)	22,845	731	Reliance Steel & Aluminum Co	10,163	478
Humana Inc	18,192	1,357	Steel Dynamics Inc	8,649	135
LifePoint Hospitals Inc (a)	7,703	286		$ 17,279
Quest Diagnostics Inc	302,000	16,311	Leisure Products & Services - 0.07%
UnitedHealth Group Inc	372,264	18,475	Carnival Corp	37,438	1,247
Universal Health Services Inc	167,700	8,325	WMS Industries Inc (a)	8,491	234
WellPoint Inc	154,548	10,440		$ 1,481
	$ 59,086		Lodging - 0.05%
Holding Companies - Diversified - 0.05%			Choice Hotels International Inc	3,990	121
Leucadia National Corp	28,999	976	Wyndham Worldwide Corp	26,878	930
				$ 1,051
Home Builders - 0.01%			Machinery - Construction & Mining - 0.27%
Thor Industries Inc	6,488	160	Joy Global Inc	60,679	5,699

Home Furnishings - 0.01%			Machinery - Diversified - 0.42%
Harman International Industries Inc	3,488	145	AGCO Corp (a)	14,051	667
			CNH Global NV (a)	3,067	117
Housewares - 0.03%			Deere & Co	99,800	7,835
Newell Rubbermaid Inc	43,086	669	Flowserve Corp	1,298	129
			IDEX Corp	1,665	69
Insurance - 6.81%				$ 8,817
ACE Ltd	37,928	2,540	Media - 3.58%
Aflac Inc	263,734	12,148	CBS Corp	56,337	1,542
Allied World Assurance Co Holdings AG	6,171	336	Comcast Corp - Class A	155,061	3,725
Allstate Corp/The	58,788	1,630	DIRECTV (a)	191,700	9,715
American Financial Group Inc/OH	12,791	435	DISH Network Corp (a)	7,314	217
American International Group Inc (a)	51,195	1,469
			Gannett Co Inc	34,582	441
American National Insurance Co	1,080	81	Liberty Media Corp - Capital Series A (a)	199,546	15,926
Aon Corp	38,290	1,842	Liberty Media Corp - Starz (a)	7,917	608
Arch Capital Group Ltd (a)	410,861	13,887
			McGraw-Hill Cos Inc/The	7,915	329
Arthur J Gallagher & Co	16,211	456	News Corp - Class A	228,851	3,666
Assurant Inc	14,312	510	Time Warner Cable Inc	316,700	23,217
Axis Capital Holdings Ltd	18,991	605	Time Warner Inc	94,019	3,306
Berkshire Hathaway Inc - Class B (a)	153,157	11,360
			Walt Disney Co/The	297,927	11,506
Brown & Brown Inc	17,075	372	Washington Post Co/The	855	344
Chubb Corp	466,989	29,177		$ 74,542
Cincinnati Financial Corp	22,568	617	Metal Fabrication & Hardware - 0.01%
Endurance Specialty Holdings Ltd	4,647	189	Timken Co	3,329	145
Everest Re Group Ltd	6,741	554
Fidelity National Financial Inc	34,093	556	Mining - 0.78%
Hartford Financial Services Group Inc	543,781	12,735	Alcoa Inc	103,406	1,523
HCC Insurance Holdings Inc	17,758	535	Freeport-McMoRan Copper & Gold Inc	226,749	12,009
Lincoln National Corp	35,944	953	Newmont Mining Corp	47,280	2,629
Loews Corp	36,702	1,463		$ 16,161
Marsh & McLennan Cos Inc	63,536	1,874
MetLife Inc	349,327	14,396	Miscellaneous Manufacturing - 3.81%
Progressive Corp/The	73,714	1,451	3M Co	113,664	9,904
Protective Life Corp	12,732	271	Aptargroup Inc	10,380	530
Prudential Financial Inc	54,638	3,206	Carlisle Cos Inc	8,333	360
Reinsurance Group of America Inc	10,924	636	Cooper Industries PLC	8,379	438
StanCorp Financial Group Inc	7,295	243	Crane Co	7,116	330
Torchmark Corp	16,743	676	Dover Corp	6,079	368
Travelers Cos Inc/The	223,987	12,348	Eaton Corp	21,145	1,014
Unitrin Inc	7,605	214	General Electric Co	2,228,415	39,910
Unum Group	34,601	844	Harsco Corp	10,796	296
Validus Holdings Ltd	8,908	237	Illinois Tool Works Inc	4,320	215
WR Berkley Corp	363,375	11,188	Ingersoll-Rand PLC	106,587	3,989
			ITT Corp	333,214	17,774
	$ 142,034		Leggett & Platt Inc	5,222	113
Internet - 0.26%			Parker Hannifin Corp	9,516	752
eBay Inc (a)	54,895	1,798

See accompanying notes

144

Schedule of Investments
LargeCap Value Fund I
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Miscellaneous Manufacturing (continued)			Private Equity - 0.02%
Pentair Inc	14,443 $	532	American Capital Ltd (a)	51,754 $	500
Textron Inc	38,645	894
Tyco International Ltd	46,795	2,073	Real Estate - 0.02%
	$ 79,492		Forest City Enterprises Inc (a)	18,923	341
Office & Business Equipment - 0.09%			Jones Lang LaSalle Inc	1,417	120
Pitney Bowes Inc	26,864	579		$ 461
Xerox Corp	134,790	1,257	REITS - 3.68%
	$ 1,836		Alexandria Real Estate Equities Inc	8,185	671
Oil & Gas - 11.48%			American Capital Agency Corp	191,671	5,351
Anadarko Petroleum Corp	36,913	3,048	Annaly Capital Management Inc	1,564,129	26,246
Apache Corp	120,700	14,933	Apartment Investment & Management Co	435,785	11,897
Atwood Oceanics Inc (a)	292,207	13,646	AvalonBay Communities Inc	8,439	1,132
Chesapeake Energy Corp	58,769	2,019	Boston Properties Inc	3,825	411
Chevron Corp	643,946	66,984	Brandywine Realty Trust	19,861	238
Cimarex Energy Co	9,311	820	BRE Properties Inc	9,849	517
ConocoPhillips	444,960	32,033	Camden Property Trust	2,874	193
Denbury Resources Inc (a)	9,850	190	Chimera Investment Corp	2,955,096	9,102
Devon Energy Corp	97,741	7,692	CommonWealth REIT	10,767	254
Energen Corp	10,669	627	Douglas Emmett Inc	18,777	376
Exxon Mobil Corp	405,916	32,388	Duke Realty Corp	37,841	531
Helmerich & Payne Inc	1,021	70	Equity Residential	26,927	1,665
Hess Corp	26,639	1,826	Essex Property Trust Inc	2,114	297
HollyFrontier Corp	194,615	14,672	Federal Realty Investment Trust	2,229	195
Marathon Oil Corp	72,245	2,237	General Growth Properties Inc	49,488	832
Marathon Petroleum Corp (a)	36,122	1,582	HCP Inc	40,401	1,484
Murphy Oil Corp	17,633	1,132	Health Care REIT Inc	17,760	937
Nabors Industries Ltd (a)	42,618	1,126	Hospitality Properties Trust	18,115	457
Noble Energy Inc	14,306	1,426	Host Hotels & Resorts Inc	66,417	1,053
Occidental Petroleum Corp	287,437	28,221	Kimco Realty Corp	59,718	1,136
Patterson-UTI Energy Inc	20,160	656	Liberty Property Trust	17,311	588
Plains Exploration & Production Co (a)	20,911	816	Macerich Co/The	12,463	662
QEP Resources Inc	5,636	247	Mack-Cali Realty Corp	13,068	435
Rowan Cos Inc (a)	16,868	661	Piedmont Office Realty Trust Inc	25,351	521
Tesoro Corp (a)	20,980	510	Plum Creek Timber Co Inc	9,435	361
Valero Energy Corp	57,934	1,455	ProLogis Inc	35,445	1,263
Whiting Petroleum Corp (a)	139,900	8,198	Public Storage Inc	1,196	143
	$ 239,215		Realty Income Corp	19,584	636
Oil & Gas Services - 1.36%			Senior Housing Properties Trust	21,905	524
Baker Hughes Inc	26,547	2,054	Simon Property Group Inc	7,879	949
Core Laboratories NV	114,718	12,468	SL Green Realty Corp	12,039	987
National Oilwell Varco Inc	170,647	13,749	Taubman Centers Inc	7,900	473
	$ 28,271		UDR Inc	25,373	668
Packaging & Containers - 1.02%			Ventas Inc	15,334	830
Bemis Co Inc	16,066	508	Vornado Realty Trust	16,887	1,580
Crown Holdings Inc (a)	340,300	13,071	Weingarten Realty Investors	17,955	462
Greif Inc	5,606	342	Weyerhaeuser Co	33,457	669
Owens-Illinois Inc (a)	276,404	6,404		$ 76,726
Sealed Air Corp	23,599	508	Retail - 5.68%
Sonoco Products Co	14,844	476	Abercrombie & Fitch Co	1,804	132
	$ 21,309		American Eagle Outfitters Inc	21,633	284
Pharmaceuticals - 7.25%			Best Buy Co Inc	220,298	6,081
			Big Lots Inc (a)	7,239	252
Abbott Laboratories	106,784	5,480
Bristol-Myers Squibb Co	177,715	5,093	Brinker International Inc	1,976	47
			CarMax Inc (a)	27,675	885
Cardinal Health Inc	15,391	673
Eli Lilly & Co	306,728	11,748	Chico's FAS Inc	8,636	130
Endo Pharmaceuticals Holdings Inc (a)	701,979	26,148	CVS Caremark Corp	137,534	4,999
Forest Laboratories Inc (a)	281,325	10,426	Darden Restaurants Inc	159,300	8,092
Herbalife Ltd	277,777	15,478	Dillard's Inc	4,983	280
			Dollar Tree Inc (a)	156,300	10,352
Mead Johnson Nutrition Co	17,328	1,237
Merck & Co Inc	563,561	19,235	Foot Locker Inc	24,182	526
Mylan Inc/PA (a)	576,700	13,137	GameStop Corp (a)	22,828	538
Pfizer Inc	1,937,126	37,270	Gap Inc/The	59,258	1,143
VCA Antech Inc (a)	12,682	248	Home Depot Inc	63,245	2,209
Warner Chilcott PLC	235,146	4,943	JC Penney Co Inc	24,260	746
	$ 151,116		Kohl's Corp	6,564	359
Pipelines - 0.57%			Lowe's Cos Inc	129,801	2,801
Spectra Energy Corp	366,540	9,904	Macy's Inc	37,979	1,096
Williams Cos Inc	61,356	1,945	PVH Corp	7,459	534
	$ 11,849		RadioShack Corp	16,175	225
			Ross Stores Inc	196,266	14,871
			Signet Jewelers Ltd	12,689	544

See accompanying notes

145

Schedule of Investments
LargeCap Value Fund I
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)		Shares Held Value (000's)
Retail (continued)			Water - 0.04%
Staples Inc	71,093 $	1,142	American Water Works Co Inc	26,839 $	751
Target Corp	241,258	12,423
TJX Cos Inc	609,303	33,695	TOTAL COMMON STOCKS		$ 2,036,953
Walgreen Co	7,524	294		Maturity
Wal-Mart Stores Inc	37,261	1,964		Amount
Williams-Sonoma Inc	7,379	273	REPURCHASE AGREEMENTS - 2.16%	(000's)	Value (000's)
Yum! Brands Inc	218,373	11,534	Banks - 2.16%
	$ 118,451		Investment in Joint Trading Account; Credit Suisse $	9,895	$ 9,895
Savings & Loans - 0.12%			Repurchase Agreement; 0.14% dated
First Niagara Financial Group Inc	44,496	545	07/29/11 maturing 08/01/11 (collateralized by
Hudson City Bancorp Inc	64,681	533	US Treasury Strips; $10,092,977; 4.50% -
New York Community Bancorp Inc	67,243	910	9.00%; dated 11/15/18 - 08/15/39)
People's United Financial Inc	42,196	535	Investment in Joint Trading Account; Deutsche	18,554	18,553
	$ 2,523		Bank Repurchase Agreement; 0.18% dated
Semiconductors - 1.86%			07/29/11 maturing 08/01/11 (collateralized by
Applied Materials Inc	121,402	1,496	Sovereign Agency Issues; $18,924,330;
Fairchild Semiconductor International Inc (a)	18,422	277	0.00% - 5.92%; dated 01/03/12 - 01/15/37)
Intel Corp	521,108	11,636	Investment in Joint Trading Account; Merrill	10,467	10,467
KLA-Tencor Corp	5,594	223	Lynch Repurchase Agreement; 0.14% dated
Lam Research Corp (a)	203,400	8,315	07/29/11 maturing 08/01/11 (collateralized by
Marvell Technology Group Ltd (a)	74,551	1,105	Sovereign Agency Issues; $10,675,972;
Micron Technology Inc (a)	128,782	949	0.00%; dated 10/21/11 - 04/15/42)
Novellus Systems Inc (a)	13,106	407	Investment in Joint Trading Account; Morgan	6,185	6,184
PMC - Sierra Inc (a)	33,095	231	Stanley Repurchase Agreement; 0.16% dated
Teradyne Inc (a)	27,213	367	07/29/11 maturing 08/01/11 (collateralized by
Texas Instruments Inc	37,082	1,103	Sovereign Agency Issues; $6,308,109; 0.88%
Xilinx Inc	394,700	12,670	- 5.30%; dated 05/01/13 - 04/26/19)
	$ 38,779				$ 45,099
Shipbuilding - 0.01%			TOTAL REPURCHASE AGREEMENTS		$ 45,099
Huntington Ingalls Industries Inc (a)	7,233	242	Total Investments		$ 2,082,052
			Other Assets in Excess of Liabilities, Net - 0.11%		$ 2,371
Software - 1.81%			TOTAL NET ASSETS - 100.00%		$ 2,084,423
Activision Blizzard Inc	56,165	665
CA Inc	40,246	897
Compuware Corp (a)	14,181	137	(a) Non-Income Producing Security
Fidelity National Information Services Inc	38,910	1,168
Fiserv Inc (a)	4,194	253
Microsoft Corp	1,265,504	34,675	Unrealized Appreciation (Depreciation)
	$ 37,795		The net federal income tax unrealized appreciation (depreciation) and federal tax
Telecommunications - 5.80%			cost of investments held as of the period end were as follows:
Amdocs Ltd (a)	27,245	859
AT&T Inc	1,649,365	48,261	Unrealized Appreciation		$ 146,915
BCE Inc	121,500	4,638	Unrealized Depreciation		(79,509)
CenturyLink Inc	52,543	1,950	Net Unrealized Appreciation (Depreciation)		$ 67,406
Cisco Systems Inc	902,987	14,420	Cost for federal income tax purposes		$ 2,014,646
Corning Inc	665,292	10,585	All dollar amounts are shown in thousands (000's)
Frontier Communications Corp	87,072	652
Motorola Solutions Inc	26,320	1,181	Portfolio Summary (unaudited)
Sprint Nextel Corp (a)	260,704	1,103
			Sector		Percent
Tellabs Inc	58,830	244	Financial		25.27%
Verizon Communications Inc	191,581	6,761	Consumer, Non-cyclical		19.93%
Vodafone Group PLC ADR	609,300	17,121	Energy		13.44%
Windstream Corp	1,081,044	13,199	Communications		9.66%
	$ 120,974		Industrial		9.18%
Textiles - 0.03%			Consumer, Cyclical		8.17%
Cintas Corp	18,747	610	Technology		7.91%
			Utilities		3.19%
Toys, Games & Hobbies - 0.02%			Basic Materials		3.09%
Mattel Inc	13,110	349	Diversified		0.05%
			Other Assets in Excess of Liabilities, Net		0.11%
Transportation - 1.12%			TOTAL NET ASSETS		100.00%
FedEx Corp	26,015	2,260
Kansas City Southern (a)	250,200	14,849
Kirby Corp (a)	2,293	134
Norfolk Southern Corp	30,904	2,340
Union Pacific Corp	35,921	3,681
	$ 23,264

See accompanying notes

146

Schedule of Investments
LargeCap Value Fund I
July 31, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2011	Long	812 $	52,507	$ 52,309	$ (198)
					$ (198)
All dollar amounts are shown in thousands (000's)

See accompanying notes

147

Schedule of Investments
LargeCap Value Fund III
July 31, 2011 (unaudited)

COMMON STOCKS - 97.48%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.03%			Banks (continued)
Clear Channel Outdoor Holdings Inc (a)	3,918 $	46	TCF Financial Corp	14,996 $	191
Interpublic Group of Cos Inc	28,137	276	US Bancorp	119,075	3,103
	$ 322		Valley National Bancorp	16,197	213
Aerospace & Defense - 2.52%			Wells Fargo & Co	841,336	23,507
Alliant Techsystems Inc	2,882	188		$ 130,301
BE Aerospace Inc (a)	492	20	Beverages - 0.52%
Boeing Co/The	88,000	6,201	Brown-Forman Corp	1,386	102
General Dynamics Corp	67,076	4,571	Coca-Cola Enterprises Inc	6,996	196
Goodrich Corp	6,859	652	Constellation Brands Inc (a)	279,193	5,693
L-3 Communications Holdings Inc	6,900	546	Molson Coors Brewing Co	12,476	562
Lockheed Martin Corp	3,344	253		$ 6,553
Northrop Grumman Corp	213,808	12,938	Biotechnology - 1.25%
Raytheon Co	135,351	6,054	Amgen Inc	60,699	3,320
Spirit Aerosystems Holdings Inc (a)	8,652	177	Bio-Rad Laboratories Inc (a)	1,820	198
United Technologies Corp	4,546	377	Gilead Sciences Inc (a)	281,700	11,933
	$ 31,977		Life Technologies Corp (a)	10,655	480
Agriculture - 2.38%				$ 15,931
Altria Group Inc	391,688	10,302	Chemicals - 2.70%
Archer-Daniels-Midland Co	35,704	1,085	Ashland Inc	6,707	411
Bunge Ltd	142,300	9,792	Cabot Corp	6,081	238
Lorillard Inc	9,348	993	CF Industries Holdings Inc	1,085	168
Philip Morris International Inc	105,841	7,532	Cytec Industries Inc	4,385	245
Reynolds American Inc	15,153	533	Dow Chemical Co/The	636,138	22,182
	$ 30,237		EI du Pont de Nemours & Co	125,400	6,448
Airlines - 0.45%			Huntsman Corp	14,285	273
Delta Air Lines Inc (a)	647,240	5,107	LyondellBasell Industries NV	94,480	3,729
Southwest Airlines Co	60,000	597	RPM International Inc	11,996	253
United Continental Holdings Inc (a)	3,739	68	Valspar Corp	8,336	274
	$ 5,772		Westlake Chemical Corp	1,451	75
Apparel - 0.05%				$ 34,296
VF Corp	5,615	656	Coal - 0.03%
			Arch Coal Inc	13,513	346
Automobile Manufacturers - 1.57%
Ford Motor Co (a)	333,296	4,070	Commercial Services - 0.75%
General Motors Co (a)	569,278	15,758	Aaron's Inc	2,883	73
Navistar International Corp (a)	3,048	156	Career Education Corp (a)	5,673	129
	$ 19,984		CoreLogic Inc/United States (a)	8,915	141
Automobile Parts & Equipment - 0.86%			Corrections Corp of America (a)	8,718	187
Autoliv Inc	8,201	543	Education Management Corp (a)	3,538	79
Federal-Mogul Corp (a)	1,339	26	Equifax Inc	11,824	406
Johnson Controls Inc	27,889	1,030	H&R Block Inc	11,568	173
Lear Corp	126,470	6,197	KAR Auction Services Inc (a)	2,285	41
TRW Automotive Holdings Corp (a)	63,166	3,188	Moody's Corp	144,900	5,160
	$ 10,984		Paychex Inc	2,377	67
Banks - 10.26%			RR Donnelley & Sons Co	18,882	355
Bank of America Corp	1,221,825	11,864	SAIC Inc (a)	17,988	288
Bank of Hawaii Corp	4,387	197	Service Corp International/US	23,336	244
Bank of New York Mellon Corp/The	68,034	1,708	Total System Services Inc	15,912	296
BB&T Corp	39,162	1,006	Towers Watson & Co	3,366	206
BOK Financial Corp	2,273	124	Visa Inc	19,412	1,660
Capital One Financial Corp	33,060	1,580		$ 9,505
CIT Group Inc (a)	91,496	3,636	Computers - 2.83%
Citigroup Inc	802,145	30,754	Brocade Communications Systems Inc (a)	45,100	247
City National Corp/CA	4,395	236	Computer Sciences Corp	14,781	522
Commerce Bancshares Inc/MO	7,358	301	Dell Inc (a)	874,094	14,195
Cullen/Frost Bankers Inc	4,953	267	Diebold Inc	4,776	144
East West Bancorp Inc	14,221	264	DST Systems Inc	2,755	141
Fifth Third Bancorp	57,980	733	Hewlett-Packard Co	453,494	15,945
First Citizens BancShares Inc/NC	477	86	IBM Corp	17,349	3,155
First Republic Bank/San Francisco CA (a)	6,755	191	Lexmark International Inc (a)	7,260	244
Goldman Sachs Group Inc/The	28,390	3,832	SanDisk Corp (a)	13,070	556
Huntington Bancshares Inc/OH	80,251	485	Synopsys Inc (a)	13,118	314
JP Morgan Chase & Co	949,033	38,389	Western Digital Corp (a)	14,316	493
KeyCorp	87,450	703		$ 35,956
M&T Bank Corp	7,110	613	Consumer Products - 0.08%
Morgan Stanley	108,823	2,421	Avery Dennison Corp	9,723	307
PNC Financial Services Group Inc	32,948	1,789	Fortune Brands Inc	7,461	449
Popular Inc (a)	94,141	226	Kimberly-Clark Corp	4,481	293
State Street Corp	27,933	1,158		$ 1,049
SunTrust Banks Inc	29,544	724

See accompanying notes

148

Schedule of Investments LargeCap Value Fund III July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Cosmetics & Personal Care - 0.83%			Electronics (continued)
Colgate-Palmolive Co	4,407 $	372	Vishay Intertechnology Inc (a)	14,716 $	203
Procter & Gamble Co	165,553	10,180		$ 9,065
	$ 10,552		Engineering & Construction - 0.13%
Distribution & Wholesale - 0.05%			Aecom Technology Corp (a)	6,788	168
Genuine Parts Co	10,229	544	Chicago Bridge & Iron Co NV	3,877	160
WESCO International Inc (a)	2,772	140	Jacobs Engineering Group Inc (a)	11,663	456
	$ 684		KBR Inc	14,125	504
Diversified Financial Services - 1.34%			McDermott International Inc (a)	4,161	84
Affiliated Managers Group Inc (a)	1,369	143	URS Corp (a)	7,732	316
American Express Co	29,239	1,463		$ 1,688
Ameriprise Financial Inc	71,390	3,862	Entertainment - 0.05%
BlackRock Inc	3,370	601	International Game Technology	13,405	249
CME Group Inc	4,755	1,375	Madison Square Garden Co/The (a)	3,466	92
Discover Financial Services	35,683	914	Penn National Gaming Inc (a)	6,415	269
Federated Investors Inc	2,555	55		$ 610
Franklin Resources Inc	51,894	6,588	Environmental Control - 0.12%
Invesco Ltd	33,546	744	Republic Services Inc	20,066	582
Janus Capital Group Inc	16,005	135	Waste Management Inc	29,657	934
NASDAQ OMX Group Inc/The (a)	9,960	240		$ 1,516
NYSE Euronext	16,814	563	Food - 2.26%
Raymond James Financial Inc	9,216	293	Campbell Soup Co	3,965	131
	$ 16,976		ConAgra Foods Inc	23,247	595
Electric - 3.33%			Corn Products International Inc	1,357	69
AES Corp/The (a)	42,283	521	Dean Foods Co (a)	17,544	193
Alliant Energy Corp	10,283	405	General Mills Inc	14,445	540
Ameren Corp	23,031	664	Hershey Co/The	3,550	200
American Electric Power Co Inc	213,287	7,861	HJ Heinz Co	12,314	648
CMS Energy Corp	23,640	452	Hormel Foods Corp	5,921	172
Consolidated Edison Inc	17,874	940	JM Smucker Co/The	6,383	497
Dominion Resources Inc/VA	179,405	8,692	Kraft Foods Inc	90,296	3,104
DPL Inc	10,869	329	Kroger Co/The	400,600	9,963
DTE Energy Co	64,872	3,233	Ralcorp Holdings Inc (a)	5,260	455
Duke Energy Corp	82,789	1,540	Safeway Inc	19,417	392
Edison International	20,460	779	Smithfield Foods Inc (a)	141,134	3,108
Entergy Corp	11,280	754	SUPERVALU Inc	19,719	170
Exelon Corp	40,500	1,785	Sysco Corp	115,100	3,521
FirstEnergy Corp	23,750	1,060	Tyson Foods Inc	285,081	5,006
Great Plains Energy Inc	12,520	253		$ 28,764
Integrys Energy Group Inc	7,441	374	Forest Products & Paper - 0.11%
NextEra Energy Inc	25,799	1,425	Domtar Corp	3,932	314
Northeast Utilities	16,431	559	International Paper Co	20,990	623
NRG Energy Inc (a)	22,741	558	MeadWestvaco Corp	15,909	496
NV Energy Inc	21,922	325		$ 1,433
OGE Energy Corp	9,394	470	Gas - 0.74%
Pepco Holdings Inc	20,984	392	AGL Resources Inc	7,175	293
PG&E Corp	25,050	1,038	Atmos Energy Corp	8,654	289
Pinnacle West Capital Corp	10,080	427	CenterPoint Energy Inc	26,698	523
PPL Corp	36,626	1,022	National Fuel Gas Co	6,939	502
Progress Energy Inc	18,225	852	NiSource Inc	26,786	539
Public Service Enterprise Group Inc	31,908	1,045	Sempra Energy	135,541	6,870
SCANA Corp	10,483	411	UGI Corp	10,551	320
Southern Co	51,918	2,053		$ 9,336
TECO Energy Inc	19,882	368	Hand & Machine Tools - 0.12%
Westar Energy Inc	11,546	298	Kennametal Inc	6,643	262
Wisconsin Energy Corp	21,726	666	Lincoln Electric Holdings Inc	2,994	103
Xcel Energy Inc	30,475	731	Regal-Beloit Corp	3,553	215
	$ 42,282		Snap-on Inc	4,384	249
Electrical Components & Equipment - 0.07%			Stanley Black & Decker Inc	10,231	673
Energizer Holdings Inc (a)	6,537	527
				$ 1,502
Hubbell Inc	5,542	330	Healthcare - Products - 3.99%
	$ 857		Alere Inc (a)	7,864	232
Electronics - 0.71%			Boston Scientific Corp (a)	83,797	600
AVX Corp	3,543	49	CareFusion Corp (a)	13,332	352
Garmin Ltd	9,848	321	Covidien PLC	135,984	6,906
PerkinElmer Inc	10,371	254	DENTSPLY International Inc	7,665	291
TE Connectivity Ltd	190,500	6,559	Henry Schein Inc (a)	3,996	266
Tech Data Corp (a)	4,662	218
Thermo Fisher Scientific Inc (a)	21,016	1,263	Johnson & Johnson	621,361	40,258
Thomas & Betts Corp (a)	4,066	198	Medtronic Inc	14,184	511
			Patterson Cos Inc	5,714	176
			QIAGEN NV (a)	21,720	368

See accompanying notes

149

Schedule of Investments LargeCap Value Fund III July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products (continued)			Internet (continued)
Zimmer Holdings Inc (a)	12,532 $	752	Yahoo! Inc (a)	85,669 $	1,122
	$ 50,712			$ 3,405
Healthcare - Services - 2.97%			Investment Companies - 0.03%
Aetna Inc	24,777	1,028	Ares Capital Corp	19,781	319
AMERIGROUP Corp (a)	1,346	74
CIGNA Corp	18,491	920	Iron & Steel - 0.17%
Coventry Health Care Inc (a)	14,298	458	Nucor Corp	11,252	438
Health Net Inc (a)	108,300	3,045	Reliance Steel & Aluminum Co	33,448	1,572
Humana Inc	11,371	848	Steel Dynamics Inc	5,421	85
LifePoint Hospitals Inc (a)	4,827	179		$ 2,095
UnitedHealth Group Inc	285,135	14,152	Leisure Products & Services - 0.26%
WellPoint Inc	252,672	17,068	Carnival Corp	23,463	781
	$ 37,772		Royal Caribbean Cruises Ltd	78,000	2,388
Holding Companies - Diversified - 0.05%			WMS Industries Inc (a)	5,321	147
Leucadia National Corp	18,174	612		$ 3,316
			Lodging - 0.05%
Home Builders - 0.44%			Choice Hotels International Inc	2,496	76
NVR Inc (a)	8,100	5,509	Wyndham Worldwide Corp	16,806	581
Thor Industries Inc	4,066	100		$ 657
	$ 5,609		Machinery - Diversified - 0.29%
Home Furnishings - 0.01%			AGCO Corp (a)	8,791	417
Harman International Industries Inc	2,186	91	CNH Global NV (a)	1,914	73
			Deere & Co	38,600	3,031
Housewares - 0.03%			Flowserve Corp	809	80
Newell Rubbermaid Inc	26,962	418	IDEX Corp	1,032	43
				$ 3,644
Insurance - 5.72%			Media - 6.57%
ACE Ltd	122,032	8,174	CBS Corp	158,608	4,341
Aflac Inc	175,151	8,068	Comcast Corp - Class A	949,482	22,806
Allied World Assurance Co Holdings AG	3,855	210	DIRECTV (a)	124,900	6,330
Allstate Corp/The	141,044	3,909	DISH Network Corp (a)	4,584	136
American Financial Group Inc/OH	7,991	272	Gannett Co Inc	272,311	3,475
American International Group Inc (a)	32,085	921	Liberty Media Corp - Capital Series A (a)	6,662	532
American National Insurance Co	673	50	Liberty Media Corp - Starz (a)	4,952	380
Aon Corp	23,997	1,155	McGraw-Hill Cos Inc/The	76,161	3,168
Arch Capital Group Ltd (a)	12,723	430	News Corp - Class A	558,028	8,940
Arthur J Gallagher & Co	10,159	286	Time Warner Cable Inc	120,300	8,819
Assurant Inc	8,970	320	Time Warner Inc	58,924	2,072
Axis Capital Holdings Ltd	11,902	379	Viacom Inc	235,700	11,412
Berkshire Hathaway Inc - Class B (a)	95,988	7,119	Walt Disney Co/The	279,993	10,813
Brown & Brown Inc	10,701	233	Washington Post Co/The	531	214
Chubb Corp	21,240	1,327		$ 83,438
Cincinnati Financial Corp	14,124	386	Metal Fabrication & Hardware - 0.06%
Endurance Specialty Holdings Ltd	2,906	118	Commercial Metals Co	47,500	689
Everest Re Group Ltd	4,225	347	Timken Co	2,077	91
Fidelity National Financial Inc	21,334	348		$ 780
Hartford Financial Services Group Inc	32,327	757	Mining - 0.51%
HCC Insurance Holdings Inc	11,114	335	Alcoa Inc	324,207	4,775
Lincoln National Corp	22,492	596	Newmont Mining Corp	29,632	1,648
Loews Corp	23,002	917		$ 6,423
Marsh & McLennan Cos Inc	39,820	1,174
MetLife Inc	295,364	12,172	Miscellaneous Manufacturing - 3.40%
Progressive Corp/The	46,199	909	3M Co	5,218	455
Protective Life Corp	7,954	169	Aptargroup Inc	6,505	332
Prudential Financial Inc	34,243	2,009	Carlisle Cos Inc	5,222	226
Reinsurance Group of America Inc	6,827	397	Cooper Industries PLC	5,251	275
StanCorp Financial Group Inc	4,557	152	Crane Co	4,446	206
Torchmark Corp	10,494	424	Dover Corp	3,810	230
Travelers Cos Inc/The	315,656	17,403	Eaton Corp	13,252	635
Unitrin Inc	4,752	134	General Electric Co	1,124,078	20,132
Unum Group	21,685	529	Harsco Corp	6,766	185
Validus Holdings Ltd	5,575	148	Honeywell International Inc	110,800	5,884
WR Berkley Corp	11,235	346	Illinois Tool Works Inc	2,707	135
			Ingersoll-Rand PLC	133,506	4,996
	$ 72,623		ITT Corp	126,546	6,750
Internet - 0.27%			Leggett & Platt Inc	3,273	71
eBay Inc (a)	34,405	1,127
Expedia Inc	7,391	234	Parker Hannifin Corp	5,964	471

IAC/InterActiveCorp (a)	7,477	310	Pentair Inc	9,052	333
Liberty Media Corp - Interactive (a)	37,296	612	Textron Inc	24,220	560
			Tyco International Ltd	29,328	1,299
				$ 43,175

See accompanying notes

150

Schedule of Investments
LargeCap Value Fund III
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Office & Business Equipment - 0.09%			REITS (continued)
Pitney Bowes Inc	16,836 $	363	Annaly Capital Management Inc	45,057 $	756
Xerox Corp	84,283	786	AvalonBay Communities Inc	5,273	708
	$ 1,149		Boston Properties Inc	2,397	257
Oil & Gas - 15.24%			Brandywine Realty Trust	12,447	149
Anadarko Petroleum Corp	251,135	20,734	BRE Properties Inc	6,163	323
Apache Corp	70,296	8,697	Camden Property Trust	1,801	121
Chesapeake Energy Corp	36,832	1,265	Chimera Investment Corp	97,452	300
Chevron Corp	186,746	19,425	CommonWealth REIT	6,729	159
Cimarex Energy Co	5,835	514	Douglas Emmett Inc	11,749	235
ConocoPhillips	422,817	30,438	Duke Realty Corp	23,716	333
Denbury Resources Inc (a)	6,173	119	Equity Residential	16,834	1,041
Devon Energy Corp	215,277	16,942	Essex Property Trust Inc	1,325	186
Energen Corp	6,674	392	Federal Realty Investment Trust	1,397	122
EQT Corp	108,500	6,888	General Growth Properties Inc	31,016	521
Exxon Mobil Corp	150,294	11,992	HCP Inc	25,289	929
Helmerich & Payne Inc	640	44	Health Care REIT Inc	11,115	587
Hess Corp	158,096	10,839	Hospitality Properties Trust	11,353	287
Marathon Oil Corp	431,578	13,366	Host Hotels & Resorts Inc	41,510	658
Marathon Petroleum Corp (a)	233,489	10,224	Kimco Realty Corp	37,427	712
Murphy Oil Corp	11,051	710	Liberty Property Trust	10,849	368
Nabors Industries Ltd (a)	221,709	5,855	Macerich Co/The	7,811	415
Newfield Exploration Co (a)	83,400	5,623	Mack-Cali Realty Corp	8,190	272
Nexen Inc	318,400	7,419	Piedmont Office Realty Trust Inc	15,888	327
Noble Energy Inc	8,966	894	Plum Creek Timber Co Inc	5,913	226
Occidental Petroleum Corp	96,561	9,481	ProLogis Inc	22,214	791
Patterson-UTI Energy Inc	12,635	411	Public Storage Inc	750	90
Plains Exploration & Production Co (a)	13,105	511	Realty Income Corp	12,257	398
QEP Resources Inc	3,533	155	Senior Housing Properties Trust	13,711	328
Rowan Cos Inc (a)	10,572	414	Simon Property Group Inc	4,938	595
Tesoro Corp (a)	159,425	3,873	SL Green Realty Corp	7,534	618
Transocean Ltd/Switzerland	88,800	5,467	Taubman Centers Inc	4,934	296
Valero Energy Corp	36,222	910	UDR Inc	15,863	417
	$ 193,602		Ventas Inc	9,596	519
Oil & Gas Services - 0.25%			Vornado Realty Trust	10,583	990
Baker Hughes Inc	16,638	1,287	Weingarten Realty Investors	11,223	289
National Oilwell Varco Inc	23,281	1,876	Weyerhaeuser Co	20,968	419
	$ 3,163			$ 16,162
Packaging & Containers - 0.12%			Retail - 3.69%
Bemis Co Inc	10,040	317	Abercrombie & Fitch Co	1,131	83
Greif Inc	3,513	214	American Eagle Outfitters Inc	13,525	178
Owens-Illinois Inc (a)	15,084	350	Best Buy Co Inc	19,768	546
Sealed Air Corp	14,748	318	Big Lots Inc (a)	4,537	158
Sonoco Products Co	9,275	297	Brinker International Inc	1,232	30
	$ 1,496		CarMax Inc (a)	17,345	554
Pharmaceuticals - 7.57%			Chico's FAS Inc	5,412	82
Abbott Laboratories	125,400	6,436	CVS Caremark Corp	263,620	9,582
AstraZeneca PLC ADR	385,100	18,681	Dillard's Inc	3,123	176
Bristol-Myers Squibb Co	228,780	6,557	Foot Locker Inc	15,135	329
			GameStop Corp (a)	125,072	2,950
Cardinal Health Inc	9,646	422
Eli Lilly & Co	44,502	1,704	Gap Inc/The	186,439	3,596
Forest Laboratories Inc (a)	19,082	707	Home Depot Inc	39,637	1,384
Mead Johnson Nutrition Co	10,860	775	JC Penney Co Inc	15,204	468
Merck & Co Inc	265,248	9,053	Kohl's Corp	4,114	225
Pfizer Inc	2,349,091	45,197	Lowe's Cos Inc	551,650	11,904
Teva Pharmaceutical Industries Ltd ADR	139,000	6,483	Macy's Inc	23,746	686
VCA Antech Inc (a)	7,948	155	Office Depot Inc (a)	603,100	2,280
	$ 96,170		PVH Corp	4,675	334
Pipelines - 0.19%			RadioShack Corp	10,137	141
Spectra Energy Corp	42,078	1,137	Signet Jewelers Ltd	7,928	340
Williams Cos Inc	38,454	1,219	Staples Inc	44,556	716
	$ 2,356		Target Corp	40,774	2,099
			Walgreen Co	4,716	184
Private Equity- 0.02%
American Capital Ltd (a)	32,436	314	Wal-Mart Stores Inc	146,353	7,714
			Williams-Sonoma Inc	4,624	171

Real Estate - 0.02%				$ 46,910
Forest City Enterprises Inc (a)	11,840	213	Savings & Loans - 0.12%
Jones Lang LaSalle Inc	888	76	First Niagara Financial Group Inc	27,887	342
	$ 289		Hudson City Bancorp Inc	40,443	334
			New York Community Bancorp Inc	42,090	569
REITS - 1.27%			People's United Financial Inc	26,446	335
Alexandria Real Estate Equities Inc	5,116	420		$ 1,580

See accompanying notes

151

Schedule of Investments LargeCap Value Fund III July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Semiconductors - 1.75%				Amount
Applied Materials Inc	261,386 $	3,220	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Fairchild Semiconductor International Inc (a)	11,512	173	Banks (continued)
Intel Corp	604,494	13,499	Investment in Joint Trading Account; Morgan	$ 3,618	$ 3,618
KLA-Tencor Corp	3,506	140	Stanley Repurchase Agreement; 0.16% dated
Lam Research Corp (a)	61,800	2,526	07/29/11 maturing 08/01/11 (collateralized by
Marvell Technology Group Ltd (a)	46,723	692	Sovereign Agency Issues; $3,690,152; 0.88%
Micron Technology Inc (a)	80,712	595	- 5.30%; dated 05/01/13 - 04/26/19)
Novellus Systems Inc (a)	8,214	255			$ 26,382
PMC - Sierra Inc (a)	20,681	145	TOTAL REPURCHASE AGREEMENTS		$ 26,382
Teradyne Inc (a)	17,055	230	Total Investments		$ 1,264,444
Texas Instruments Inc	23,240	691	Other Assets in Excess of Liabilities, Net - 0.44%		$ 5,525
	$ 22,166		TOTAL NET ASSETS - 100.00%		$ 1,269,969
Shipbuilding - 0.01%
Huntington Ingalls Industries Inc (a)	4,533	152
			(a) Non-Income Producing Security
Software - 0.73%
Activision Blizzard Inc	35,145	416
CA Inc	25,223	562	Unrealized Appreciation (Depreciation)
Compuware Corp (a)	8,863	86
			The net federal income tax unrealized appreciation (depreciation) and federal tax
Fidelity National Information Services Inc	24,386	732	cost of investments held as of the period end were as follows:
Fiserv Inc (a)	2,629	159
Microsoft Corp	265,315	7,270	Unrealized Appreciation		$ 64,621
	$ 9,225		Unrealized Depreciation		(54,837)
Telecommunications - 4.41%			Net Unrealized Appreciation (Depreciation)		$ 9,784
Amdocs Ltd (a)	17,075	538
			Cost for federal income tax purposes		$ 1,254,660
AT&T Inc	1,028,558	30,096	All dollar amounts are shown in thousands (000's)
CenturyLink Inc	247,130	9,171
Cisco Systems Inc	338,802	5,411	Portfolio Summary (unaudited)
Corning Inc	288,103	4,584	Sector		Percent
Frontier Communications Corp	54,571	409	Consumer, Non-cyclical		22.59%
Motorola Solutions Inc	16,496	740	Financial		20.86%
Sprint Nextel Corp (a)	162,955	689
			Energy		15.71%
Tellabs Inc	36,771	152	Communications		11.28%
Verizon Communications Inc	120,069	4,237	Industrial		8.50%
	$ 56,027		Consumer, Cyclical		7.57%
Textiles - 0.03%			Technology		5.40%
Cintas Corp	11,749	382	Utilities		4.11%
			Basic Materials		3.49%
Toys, Games & Hobbies - 0.02%			Diversified		0.05%
Mattel Inc	8,217	219	Other Assets in Excess of Liabilities, Net		0.44%
			TOTAL NET ASSETS		100.00%
Transportation - 0.95%
FedEx Corp	16,304	1,417
Kirby Corp (a)	1,437	84
Norfolk Southern Corp	19,369	1,466
Union Pacific Corp	88,215	9,040
	$ 12,007
Water - 0.04%
American Water Works Co Inc	16,794	470

TOTAL COMMON STOCKS		$ 1,238,062
	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.08%	(000's)	Value (000's)
Banks - 2.08%
Investment in Joint Trading Account; Credit Suisse $	5,789	$ 5,788
Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
US Treasury Strips; $5,904,242; 4.50% -
9.00%; dated 11/15/18 - 08/15/39)
Investment in Joint Trading Account; Deutsche	10,854	10,853
Bank Repurchase Agreement; 0.18% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $11,070,455;
0.00% - 5.92%; dated 01/03/12 - 01/15/37)
Investment in Joint Trading Account; Merrill	6,123	6,123
Lynch Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $6,245,286; 0.00%;
dated 10/21/11 - 04/15/42)

See accompanying notes

152

Schedule of Investments
LargeCap Value Fund III
July 31, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 Emini; September 2011	Long	483 $	31,796	$ 31,115	$ (681)
					$ (681)
All dollar amounts are shown in thousands (000's)

See accompanying notes

153

Schedule of Investments MidCap Blend Fund July 31, 2011 (unaudited)

COMMON STOCKS - 99.35%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.64%			Healthcare - Services (continued)
Lamar Advertising Co (a)	403,167 $	10,265	Quest Diagnostics Inc	295,078 $	15,937
				$ 79,679
Aerospace & Defense - 0.43%			Holding Companies - Diversified - 0.97%
Alliant Techsystems Inc	107,694	7,025	Leucadia National Corp	467,923	15,755

Banks - 2.33%			Insurance - 12.31%
CIT Group Inc (a)	519,530	20,646	Alleghany Corp (a)	18,024	5,937
M&T Bank Corp	197,301	17,015	Aon Corp	468,132	22,527
	$ 37,661		Brown & Brown Inc	690,440	15,058
Beverages - 1.10%			Everest Re Group Ltd	166,709	13,690
Molson Coors Brewing Co	393,380	17,722	Fairfax Financial Holdings Ltd	22,900	9,012
			Loews Corp	1,046,596	41,728
Building Materials - 0.38%			Markel Corp (a)	88,009	35,241
Martin Marietta Materials Inc	81,718	6,179	Marsh & McLennan Cos Inc	523,656	15,443
			Progressive Corp/The	779,170	15,334
Chemicals - 0.52%			White Mountains Insurance Group Ltd	38,939	16,408
Airgas Inc	121,421	8,342	Willis Group Holdings PLC	214,859	8,796
				$ 199,174
Commercial Services - 6.55%			Internet - 1.87%
Ascent Capital Group Inc (a)	156,519	7,530	Liberty Media Corp - Interactive (a)	1,388,026	22,778
Iron Mountain Inc	1,699,419	53,753	VeriSign Inc	240,126	7,494
Live Nation Entertainment Inc (a)	551,105	6,117		$ 30,272
Macquarie Infrastructure Co LLC	19,095	498	Investment Companies - 0.13%
Mastercard Inc	53,367	16,183	RHJ International (a)	321,639	2,145
SAIC Inc (a)	1,367,237	21,917
	$ 105,998		Media - 7.63%
Consumer Products - 1.99%			Discovery Communications Inc - C Shares (a)	788,270	28,401
Clorox Co	323,701	23,174	DISH Network Corp (a)	126,697	3,754
Fortune Brands Inc	148,463	8,939	Liberty Global Inc - A Shares (a)	610,664	25,526
	$ 32,113		Liberty Global Inc - B Shares (a)	250,488	10,012
Distribution & Wholesale - 0.32%			Liberty Media Corp - Capital Series A (a)	561,970	44,851
Fastenal Co	152,780	5,141	Liberty Media Corp - Starz (a)	142,097	10,907
				$ 123,451
Diversified Financial Services - 2.91%			Mining - 5.08%
Ameriprise Financial Inc	235,645	12,749	Franco-Nevada Corp	862,688	36,071
BlackRock Inc	86,979	15,522	Newmont Mining Corp	516,302	28,712
Charles Schwab Corp/The	635,854	9,493	Royal Gold Inc	271,043	17,374
CME Group Inc	32,102	9,284		$ 82,157
	$ 47,048		Miscellaneous Manufacturing - 1.21%
Electric - 1.22%			ITT Corp	91,073	4,858
Brookfield Infrastructure Partners LP	290,507	7,306	Tyco International Ltd	333,234	14,759
Calpine Corp (a)	767,078	12,465		$ 19,617
	$ 19,771		Oil & Gas - 6.02%
Electronics - 1.46%			Cimarex Energy Co	128,251	11,302
Gentex Corp	830,414	23,534	Denbury Resources Inc (a)	531,645	10,271
			EOG Resources Inc	326,985	33,352
Energy - Alternate Sources - 1.80%			EQT Corp	471,055	29,903
Covanta Holding Corp	1,689,057	29,187	Nabors Industries Ltd (a)	476,897	12,595
				$ 97,423
Entertainment - 0.78%			Pharmaceuticals - 2.43%
International Game Technology	680,888	12,658	Mead Johnson Nutrition Co	255,306	18,221
			Valeant Pharmaceuticals International Inc	384,406	21,154
Food - 0.92%				$ 39,375
Sysco Corp	484,547	14,822	Pipelines - 2.56%
			El Paso Corp	268,812	5,524
Gas - 1.36%			Williams Cos Inc	1,131,388	35,865
National Fuel Gas Co	172,348	12,475		$ 41,389
Questar Corp	519,175	9,568	Private Equity - 1.43%
	$ 22,043		Onex Corp (a)	612,808	23,097
Healthcare - Products - 3.26%
Becton Dickinson and Co	206,385	17,256	Real Estate - 3.65%
CR Bard Inc	85,463	8,433	Brookfield Asset Management Inc	1,267,938	39,978
DENTSPLY International Inc	424,750	16,094	Forest City Enterprises Inc (a)	754,150	13,582
St Jude Medical Inc	234,558	10,907	Howard Hughes Corp/The (a)	90,125	5,449
	$ 52,690			$ 59,009
Healthcare - Services - 4.93%			REITS - 1.41%
Coventry Health Care Inc (a)	451,778	14,457
Laboratory Corp of America Holdings (a)	408,126	37,041	General Growth Properties Inc	1,355,772	22,790
Lincare Holdings Inc	478,458	12,244	Retail - 8.18%
			AutoZone Inc (a)	47,531	13,568

See accompanying notes

154

Schedule of Investments
MidCap Blend Fund
July 31, 2011 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax
COMMON STOCKS (continued)		Shares Held Value (000's)	cost of investments held as of the period end were as follows:
Retail (continued)
Copart Inc (a)	290,045 $	12,602
Dollar General Corp (a)	132,236	4,160	Unrealized Appreciation	$ 320,528
			Unrealized Depreciation	(50,586)
JC Penney Co Inc	186,411	5,734	Net Unrealized Appreciation (Depreciation)	$ 269,942
O'Reilly Automotive Inc (a)	879,306	52,319
			Cost for federal income tax purposes	$ 1,357,214
TJX Cos Inc	590,496	32,654	All dollar amounts are shown in thousands (000's)
Yum! Brands Inc	213,442	11,274
		$ 132,311	Portfolio Summary (unaudited)
Savings & Loans - 0.15%			Sector	Percent
BankUnited Inc	97,299	2,424	Financial	25.57%
			Consumer, Non-cyclical	21.18%
Semiconductors - 1.14%			Communications	13.51%
Microchip Technology Inc	545,071	18,396	Consumer, Cyclical	10.57%
			Energy	10.38%
Software - 5.62%			Technology	6.76%
Broadridge Financial Solutions Inc	412,365	9,509	Basic Materials	5.60%
Dun & Bradstreet Corp	249,027	18,067	Industrial	3.48%
Fidelity National Information Services Inc	638,216	19,159	Utilities	2.58%
Intuit Inc	399,692	18,666	Diversified	0.97%
Microsoft Corp	930,454	25,494	Liabilities in Excess of Other Assets, Net	(0.60)%
		$ 90,895	TOTAL NET ASSETS	100.00%
Telecommunications - 3.37%
American Tower Corp (a)	318,952	16,755
EchoStar Holding Corp (a)	457,636	15,313
Motorola Solutions Inc	237,146	10,645
Telephone & Data Systems Inc	49,368	1,400
Telephone & Data Systems Inc - Special Shares	415,172	10,346
		$ 54,459
Textiles - 1.29%
Cintas Corp	417,959	13,605
Mohawk Industries Inc (a)	140,656	7,318
		$ 20,923
TOTAL COMMON STOCKS		$ 1,606,940
Maturity
	Amount
REPURCHASE AGREEMENTS - 1.25%	(000's)	Value (000's)
Banks - 1.25%
Investment in Joint Trading Account; Credit Suisse $	4,436	$ 4,435
Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
US Treasury Strips; $4,524,224; 4.50% -
9.00%; dated 11/15/18 - 08/15/39)
Investment in Joint Trading Account; Deutsche	8,317	8,317
Bank Repurchase Agreement; 0.18% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $8,482,920; 0.00%
- 5.92%; dated 01/03/12 - 01/15/37)
Investment in Joint Trading Account; Merrill	4,692	4,692
Lynch Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $4,785,554; 0.00%;
dated 10/21/11 - 04/15/42)
Investment in Joint Trading Account; Morgan	2,772	2,772
Stanley Repurchase Agreement; 0.16% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $2,827,640; 0.88%
- 5.30%; dated 05/01/13 - 04/26/19)
		$ 20,216
TOTAL REPURCHASE AGREEMENTS		$ 20,216
Total Investments		$ 1,627,156
Liabilities in Excess of Other Assets, Net - (0.60)%		$ (9,720)
TOTAL NET ASSETS - 100.00%		$ 1,617,436

(a) Non-Income Producing Security

See accompanying notes

155

Schedule of Investments MidCap Growth Fund July 31, 2011 (unaudited)

COMMON STOCKS - 98.24%	Shares Held Value (000's)		COMMON STOCKS (continued)		Shares Held Value (000's)
Aerospace & Defense - 2.02%			Leisure Products & Services - 2.18%
BE Aerospace Inc (a)	69,800 $	2,778	Polaris Industries Inc	25,240 $	2,992

Apparel - 2.70%			Machinery - Diversified - 4.96%
Deckers Outdoor Corp (a)	16,830	1,670	Rockwell Automation Inc	23,045	1,654
Under Armour Inc (a)	27,714	2,035	Roper Industries Inc	35,825	2,924
	$ 3,705		Zebra Technologies Corp (a)	56,105	2,244
Biotechnology - 3.32%					$ 6,822
Alexion Pharmaceuticals Inc (a)	45,920	2,608	Miscellaneous Manufacturing - 1.43%
Illumina Inc (a)	31,265	1,953	Actuant Corp	79,530	1,965
	$ 4,561
Chemicals - 4.00%			Oil & Gas - 8.11%
Albemarle Corp	46,080	3,068	Berry Petroleum Co	12,100	694
Eastman Chemical Co	25,210	2,435	Brigham Exploration Co (a)	93,091	2,960
	$ 5,503		Cabot Oil & Gas Corp	56,995	4,222
Commercial Services - 7.51%			Concho Resources Inc/Midland TX (a)	15,555	1,456
Apollo Group Inc (a)	57,660	2,931	Patterson-UTI Energy Inc	55,900	1,819
DeVry Inc	52,570	3,267			$ 11,151
Gartner Inc (a)	72,593	2,679	Pharmaceuticals - 7.46%
SuccessFactors Inc (a)	53,793	1,452	Mead Johnson Nutrition Co	41,200	2,940
	$ 10,329		Perrigo Co	29,105	2,629
Computers - 1.50%			Shire PLC ADR	30,695	3,192
Teradata Corp (a)	37,540	2,063	Valeant Pharmaceuticals International Inc	27,075	1,490
					$ 10,251
Cosmetics & Personal Care - 2.17%			Retail - 5.77%
Estee Lauder Cos Inc/The	28,462	2,986	Arcos Dorados Holdings Inc	39,435	925
			Dick's Sporting Goods Inc (a)	37,455	1,386
Distribution & Wholesale - 2.66%			Foot Locker Inc	88,290	1,919
Fossil Inc (a)	29,042	3,650	Genesco Inc (a)	19,600	1,015
			Panera Bread Co (a)	23,320	2,689
Diversified Financial Services - 1.25%					$ 7,934
T Rowe Price Group Inc	30,330	1,723	Semiconductors - 2.18%
			Cavium Inc (a)	32,850	1,133
Electrical Components & Equipment - 2.32%			Rovi Corp (a)	35,058	1,857
AMETEK Inc	58,940	2,505			$ 2,990
Energizer Holdings Inc (a)	8,500	685	Software - 7.51%
	$ 3,190		Electronic Arts Inc (a)	107,455	2,391
Electronics - 5.78%			Red Hat Inc (a)	63,910	2,689
Agilent Technologies Inc (a)	51,965	2,191	Salesforce.com Inc (a)	19,985	2,892
FEI Co (a)	59,105	1,953	VeriFone Systems Inc (a)	59,720	2,351
Mettler-Toledo International Inc (a)	10,910	1,689			$ 10,323
Sensata Technologies Holding NV (a)	59,681	2,118	Telecommunications - 1.48%
	$ 7,951		Acme Packet Inc (a)	11,735	691
Engineering & Construction - 4.26%			Alcatel-Lucent/France ADR(a)	331,530	1,343
Chicago Bridge & Iron Co NV	67,305	2,776			$ 2,034
McDermott International Inc (a)	152,600	3,078	Transportation - 2.55%
	$ 5,854		Kansas City Southern (a)	58,970	3,500
Environmental Control - 1.25%
Stericycle Inc (a)	20,910	1,717	TOTAL COMMON STOCKS		$ 135,029
				Maturity
Food - 2.62%				Amount
Whole Foods Market Inc	53,968	3,600	REPURCHASE AGREEMENTS - 1.38%	(000's)	Value (000's)
			Banks - 1.38%
Hand & Machine Tools - 1.01%			Investment in Joint Trading Account; Credit Suisse $	415	$ 415
Kennametal Inc	35,090	1,384	Repurchase Agreement; 0.14% dated
			07/29/11 maturing 08/01/11 (collateralized by
Healthcare - Products - 5.00%			US Treasury Strips; $423,762; 4.50% -
Cooper Cos Inc/The	34,625	2,649	9.00%; dated 11/15/18 - 08/15/39)
Edwards Lifesciences Corp (a)	29,969	2,138	Investment in Joint Trading Account; Deutsche	779	779
St Jude Medical Inc	44,840	2,085	Bank Repurchase Agreement; 0.18% dated
	$ 6,872		07/29/11 maturing 08/01/11 (collateralized by
Healthcare - Services - 1.54%			Sovereign Agency Issues; $794,555; 0.00% -
Humana Inc	28,415	2,119	5.92%; dated 01/03/12 - 01/15/37)
			Investment in Joint Trading Account; Merrill	439	439
Internet - 2.54%			Lynch Repurchase Agreement; 0.14% dated
IAC/InterActiveCorp (a)	84,209	3,485	07/29/11 maturing 08/01/11 (collateralized by
			Sovereign Agency Issues; $448,240; 0.00%;
Iron & Steel - 1.16%			dated 10/21/11 - 04/15/42)
Carpenter Technology Corp	27,800	1,597

See accompanying notes

156

Schedule of Investments
MidCap Growth Fund
July 31, 2011 (unaudited)

Maturity
Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Morgan	$ 260	$ 260
Stanley Repurchase Agreement; 0.16% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $264,851; 0.88% -
5.30%; dated 05/01/13 - 04/26/19)
$ 1,893
TOTAL REPURCHASE AGREEMENTS		$ 1,893
Total Investments		$ 136,922
Other Assets in Excess of Liabilities, Net - 0.38%		$ 524
TOTAL NET ASSETS - 100.00%		$ 137,446

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 20,630
Unrealized Depreciation	(4,940)
Net Unrealized Appreciation (Depreciation)	$ 15,690
Cost for federal income tax purposes	$ 121,232
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	29.62%
Industrial	25.58%
Consumer, Cyclical	13.31%
Technology	11.19%
Energy	8.11%
Basic Materials	5.16%
Communications	4.02%
Financial	2.63%
Other Assets in Excess of Liabilities, Net	0.38%
TOTAL NET ASSETS	100.00%

See accompanying notes

157

Schedule of Investments
MidCap Growth Fund III
July 31, 2011 (unaudited)

COMMON STOCKS - 96.77%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.18%			Chemicals (continued)
Interpublic Group of Cos Inc	51,132 $	502	FMC Corp	83,674 $	7,328
Omnicom Group Inc	54,230	2,544	Huntsman Corp	10,525	201
	$ 3,046		International Flavors & Fragrances Inc	15,109	924
Aerospace & Defense - 1.21%			Kronos Worldwide Inc	6,095	189
Alliant Techsystems Inc	34,320	2,238	Lubrizol Corp	12,085	1,627
BE Aerospace Inc (a)	17,884	712	PPG Industries Inc	151,795	12,781
Goodrich Corp	130,756	12,440	Rockwood Holdings Inc (a)	12,230	740
Rockwell Collins Inc	76,315	4,205	Sherwin-Williams Co/The	16,869	1,302
TransDigm Group Inc (a)	8,373	754	Sigma-Aldrich Corp	23,965	1,608
	$ 20,349		Solutia Inc (a)	83,609	1,792
Airlines - 0.66%			Valspar Corp	3,408	112
Alaska Air Group Inc (a)	16,000	978	Westlake Chemical Corp	22,573	1,168
Copa Holdings SA	7,214	473	WR Grace & Co (a)	79,590	4,015
Delta Air Lines Inc (a)	111,845	883		$ 67,527
Southwest Airlines Co	104,480	1,040	Coal - 2.34%
United Continental Holdings Inc (a)	430,770	7,806	Alpha Natural Resources Inc (a)	217,704	9,298
	$ 11,180		Arch Coal Inc	130,074	3,330
Apparel - 1.41%			Consol Energy Inc	37,774	2,025
Coach Inc	229,981	14,848	Peabody Energy Corp	196,727	11,306
Deckers Outdoor Corp (a)	7,521	747	Walter Energy Inc	109,358	13,404
Polo Ralph Lauren Corp	12,128	1,638		$ 39,363
Under Armour Inc (a)	86,830	6,374	Commercial Services - 5.02%
Warnaco Group Inc/The (a)	1,900	101	Aaron's Inc	16,317	411
	$ 23,708		Alliance Data Systems Corp (a)	44,796	4,405
Automobile Manufacturers - 0.03%			Apollo Group Inc (a)	94,502	4,803
Navistar International Corp (a)	10,975	563	Arbitron Inc	29,900	1,170
			DeVry Inc	12,184	757
Automobile Parts & Equipment - 1.13%			Equifax Inc	1,824	63
Autoliv Inc	1,000	66	Gartner Inc (a)	100,080	3,694
BorgWarner Inc (a)	110,149	8,770	Global Payments Inc	68,982	3,271
Goodyear Tire & Rubber Co/The (a)	212,993	3,444	Green Dot Corp (a)	6,184	201
TRW Automotive Holdings Corp (a)	120,700	6,092	H&R Block Inc	50,212	751
WABCO Holdings Inc (a)	11,261	710	Hertz Global Holdings Inc (a)	40,751	573
	$ 19,082		Iron Mountain Inc	30,038	950
			ITT Educational Services Inc (a)	57,285	4,908
Banks - 0.61%			KAR Auction Services Inc (a)	1,556	28
Fifth Third Bancorp	18,800	238
M&T Bank Corp	115,870	9,992	Lender Processing Services Inc	67,462	1,270
	$ 10,230		Manpower Inc	89,910	4,542
Beverages - 2.64%			Moody's Corp	252,130	8,978
Brown-Forman Corp	17,314	1,274	Morningstar Inc	6,961	434
Coca-Cola Enterprises Inc	95,803	2,693	Paychex Inc	119,240	3,366
Constellation Brands Inc (a)	20,700	422	Pharmaceutical Product Development Inc	50,781	1,465
Dr Pepper Snapple Group Inc	327,586	12,370	Robert Half International Inc	24,473	670
			SAIC Inc (a)	25,986	417
Green Mountain Coffee Roasters Inc (a)	170,977	17,773
Hansen Natural Corp (a)	129,923	9,954	SEI Investments Co	95,778	1,895
			Sotheby's	3,500	148
	$ 44,486		SuccessFactors Inc (a)	324,180	8,753
Biotechnology - 2.19%			Team Health Holdings Inc (a)	32,700	720
Alexion Pharmaceuticals Inc (a)	273,437	15,531
Charles River Laboratories International Inc (a)	13,500	534	Towers Watson & Co	3,303	202
			Valassis Communications Inc (a)	2,700	72
Dendreon Corp (a)	24,836	916
			Verisk Analytics Inc (a)	112,500	3,746
Human Genome Sciences Inc (a)	32,318	679
			VistaPrint NV (a)	16,700	446
Illumina Inc (a)	119,224	7,446
Life Technologies Corp (a)	21,251	957	Weight Watchers International Inc	44,712	3,451
Myriad Genetics Inc (a)	82,886	1,763	Western Union Co/The	923,125	17,917
Regeneron Pharmaceuticals Inc (a)	12,296	652		$ 84,477
United Therapeutics Corp (a)	119,814	6,875	Computers - 2.70%
			Cadence Design Systems Inc (a)	369,538	3,817
Vertex Pharmaceuticals Inc (a)	30,386	1,576
			DST Systems Inc	33,045	1,691
	$ 36,929		Fortinet Inc (a)	372,082	7,561
Building Materials - 0.80%			IHS Inc (a)	8,235	607
Lennox International Inc	15,228	563	Lexmark International Inc (a)	2,700	91
Masco Corp	320,385	3,380	MICROS Systems Inc (a)	83,227	4,075
Owens Corning Inc (a)	268,050	9,537
			NCR Corp (a)	161,078	3,214
	$ 13,480		NetApp Inc (a)	1,500	71
Chemicals - 4.01%			Riverbed Technology Inc (a)	105,582	3,022
Airgas Inc	13,084	899	SanDisk Corp (a)	246,620	10,489
Albemarle Corp	137,955	9,184	Synopsys Inc (a)	83,831	2,010
Celanese Corp	29,363	1,619	Teradata Corp (a)	159,097	8,744
CF Industries Holdings Inc	88,519	13,748		$ 45,392
Eastman Chemical Co	22,559	2,179	Consumer Products - 0.67%
Ecolab Inc	122,213	6,111	Avery Dennison Corp	33,106	1,044

See accompanying notes

158

Schedule of Investments
MidCap Growth Fund III
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products (continued)			Entertainment - 0.45%
Church & Dwight Co Inc	134,850 $	5,440	Penn National Gaming Inc (a)	178,660 $	7,491
Scotts Miracle-Gro Co/The	10,982	554
Tupperware Brands Corp	66,566	4,160	Environmental Control - 0.12%
	$ 11,198		Nalco Holding Co	20,614	729
Cosmetics & Personal Care - 0.11%			Stericycle Inc (a)	14,696	1,207
Avon Products Inc	71,701	1,881		$ 1,936
			Food - 1.89%
Distribution & Wholesale - 1.09%			Campbell Soup Co	26,594	879
Fastenal Co	49,145	1,654	ConAgra Foods Inc	17,003	436
Fossil Inc (a)	59,052	7,421	Corn Products International Inc	17,251	878
Genuine Parts Co	12,015	639	Flowers Foods Inc	153,229	3,359
LKQ Corp (a)	24,440	601	Hershey Co/The	82,053	4,631
WESCO International Inc (a)	126,291	6,401	HJ Heinz Co	37,218	1,959
WW Grainger Inc	11,094	1,646	Hormel Foods Corp	39,389	1,141
	$ 18,362		McCormick & Co Inc/MD	49,905	2,428
Diversified Financial Services - 2.34%			Sara Lee Corp	81,700	1,561
Affiliated Managers Group Inc (a)	87,364	9,114	Smithfield Foods Inc (a)	4,400	97
CBOE Holdings Inc	15,060	347	Tyson Foods Inc	24,500	430
Credit Acceptance Corp (a)	3,000	238	Whole Foods Market Inc	209,306	13,960
Discover Financial Services	341,107	8,736		$ 31,759
Eaton Vance Corp	3,500	94	Forest Products & Paper - 0.05%
Federated Investors Inc	20,481	438	International Paper Co	25,931	770
IntercontinentalExchange Inc (a)	105,657	13,027
Janus Capital Group Inc	8,500	72	Gas - 0.05%
Lazard Ltd	21,362	718	National Fuel Gas Co	3,377	244
LPL Investment Holdings Inc (a)	2,300	76	Questar Corp	34,000	627
NASDAQ OMX Group Inc/The (a)	3,387	81		$ 871
NYSE Euronext	23,099	773	Hand & Machine Tools - 0.58%
T Rowe Price Group Inc	50,015	2,841	Kennametal Inc	2,678	106
TD Ameritrade Holding Corp	40,884	751	Lincoln Electric Holdings Inc	78,210	2,676
Waddell & Reed Financial Inc	58,069	2,131	Snap-on Inc	2,946	167
	$ 39,437		Stanley Black & Decker Inc	103,300	6,794
Electric - 0.21%				$ 9,743
ITC Holdings Corp	50,652	3,559	Healthcare - Products - 2.34%
			Bruker BioSciences Corp (a)	24,187	417
Electrical Components & Equipment - 0.30%			CareFusion Corp (a)	19,564	516
AMETEK Inc	31,575	1,342	Cepheid Inc (a)	13,200	498
General Cable Corp (a)	7,574	301	Cooper Cos Inc/The	56,404	4,315
Universal Display Corp (a)	111,530	3,336	CR Bard Inc	27,247	2,689
	$ 4,979		DENTSPLY International Inc	16,069	609
Electronics - 1.51%			Edwards Lifesciences Corp (a)	23,720	1,692
Agilent Technologies Inc (a)	229,493	9,676	Gen-Probe Inc (a)	13,412	812
Amphenol Corp	29,510	1,443	Henry Schein Inc (a)	13,935	926
Arrow Electronics Inc (a)	4,556	158	Hill-Rom Holdings Inc	16,341	609
AVX Corp	6,700	93	Hospira Inc (a)	28,343	1,449
Dolby Laboratories Inc (a)	14,858	629	IDEXX Laboratories Inc (a)	17,180	1,425
FLIR Systems Inc	30,994	851	Intuitive Surgical Inc (a)	24,659	9,877
Garmin Ltd	2,044	67	Kinetic Concepts Inc (a)	26,664	1,785
Gentex Corp	24,060	682	Patterson Cos Inc	95,293	2,938
Itron Inc (a)	2,700	116	ResMed Inc (a)	61,490	1,863
Jabil Circuit Inc	44,485	815	Sirona Dental Systems Inc (a)	15,599	789
Mettler-Toledo International Inc (a)	5,385	834	Techne Corp	10,608	804
National Instruments Corp	27,250	704	Varian Medical Systems Inc (a)	73,432	4,609
Thomas & Betts Corp (a)	40,149	1,958	Zimmer Holdings Inc (a)	12,400	744
Trimble Navigation Ltd (a)	20,925	745		$ 39,366
Vishay Intertechnology Inc (a)	53,900	742	Healthcare - Services - 2.51%
Waters Corp (a)	66,752	5,866	AMERIGROUP Corp (a)	197,207	10,847
	$ 25,379		Covance Inc (a)	65,917	3,774
Energy - Alternate Sources - 0.07%			DaVita Inc (a)	19,230	1,606
First Solar Inc (a)	9,698	1,147	Health Management Associates Inc (a)	72,119	685
			Humana Inc	1,710	128
Engineering & Construction - 0.99%			Laboratory Corp of America Holdings (a)	101,985	9,256
Aecom Technology Corp (a)	14,939	370	Lincare Holdings Inc	26,496	678
Chicago Bridge & Iron Co NV	80,751	3,331	Mednax Inc (a)	31,900	2,174
Fluor Corp	35,035	2,226	Molina Healthcare Inc (a)	81,000	1,835
KBR Inc	63,878	2,277	Quest Diagnostics Inc	28,918	1,562
McDermott International Inc (a)	415,736	8,385	Tenet Healthcare Corp (a)	7,533	42
	$ 16,589		Universal Health Services Inc	180,758	8,972
			WellCare Health Plans Inc (a)	14,200	623
				$ 42,182

See accompanying notes

159

Schedule of Investments
MidCap Growth Fund III
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Home Furnishings - 0.83%			Media (continued)
Harman International Industries Inc	38,200 $	1,589	Liberty Global Inc - A Shares (a)	131,882 $	5,513
Tempur-Pedic International Inc (a)	171,808	12,372	McGraw-Hill Cos Inc/The	177,834	7,398
Whirlpool Corp	1,000	69	Scripps Networks Interactive	17,657	818
	$ 14,030		Sirius XM Radio Inc (a)	762,221	1,608
Housewares - 0.19%				$ 24,374
Toro Co	60,507	3,257	Metal Fabrication & Hardware - 0.14%
			Timken Co	40,870	1,785
Insurance - 0.75%			Valmont Industries Inc	6,578	640
Aon Corp	245,540	11,815		$ 2,425
Erie Indemnity Co	7,738	570	Mining - 0.80%
Reinsurance Group of America Inc	3,400	198	Allied Nevada Gold Corp (a)	24,785	945
Validus Holdings Ltd	2,273	61	Compass Minerals International Inc	42,233	3,325
	$ 12,644		Molycorp Inc (a)	86,190	5,484
Internet - 3.26%			Silver Wheaton Corp	104,870	3,784
Akamai Technologies Inc (a)	28,463	689		$ 13,538
Equinix Inc (a)	7,805	815	Miscellaneous Manufacturing - 1.22%
Expedia Inc	31,819	1,008	Cooper Industries PLC	23,628	1,236
F5 Networks Inc (a)	154,395	14,433	Donaldson Co Inc	15,258	845
IAC/InterActiveCorp (a)	4,100	170	Dover Corp	28,282	1,710
MercadoLibre Inc	61,400	4,876	Eaton Corp	46,095	2,210
Netflix Inc (a)	27,833	7,403	Ingersoll-Rand PLC	52,801	1,976
OpenTable Inc (a)	101,830	7,216	Pall Corp	23,142	1,147
Rackspace Hosting Inc (a)	67,487	2,700	Parker Hannifin Corp	132,588	10,477
Sina Corp/China (a)	60,790	6,571	Textron Inc	39,200	907
Symantec Corp (a)	34,800	663		$ 20,508
TIBCO Software Inc (a)	277,187	7,219	Office & Business Equipment - 0.01%
VeriSign Inc	30,480	951	Pitney Bowes Inc	7,000	151
WebMD Health Corp (a)	1,700	60
	$ 54,774		Oil & Gas - 5.90%
Iron & Steel - 1.14%			Atwood Oceanics Inc (a)	4,529	212
Allegheny Technologies Inc	16,996	989	Cabot Oil & Gas Corp	75,148	5,567
Cliffs Natural Resources Inc	193,227	17,356	Cimarex Energy Co	159,156	14,025
Reliance Steel & Aluminum Co	2,419	114	Concho Resources Inc/Midland TX (a)	141,221	13,216
Schnitzer Steel Industries Inc	1,776	90	Denbury Resources Inc (a)	135,665	2,622
Steel Dynamics Inc	44,268	691	Diamond Offshore Drilling Inc	37,687	2,556
	$ 19,240		EQT Corp	14,733	935
Leisure Products & Services - 0.77%			Helmerich & Payne Inc	23,709	1,637
Harley-Davidson Inc	210,696	9,142	HollyFrontier Corp	67,782	5,110
Polaris Industries Inc	32,652	3,871	Murphy Oil Corp	52,994	3,404
	$ 13,013		Nabors Industries Ltd (a)	295,920	7,815
Lodging - 2.76%			Newfield Exploration Co (a)	15,289	1,031
Choice Hotels International Inc	502	15	Noble Energy Inc	9,922	989
Hyatt Hotels Corp (a)	42,900	1,664	Patterson-UTI Energy Inc	47,998	1,561
Marriott International Inc/DE	53,500	1,739	Petrohawk Energy Corp (a)	42,127	1,609
MGM Resorts International (a)	646,820	9,774	Pioneer Natural Resources Co	15,782	1,468
Starwood Hotels & Resorts Worldwide Inc	293,111	16,110	QEP Resources Inc	270,821	11,869
Wynn Resorts Ltd	111,316	17,106	Range Resources Corp	26,785	1,745
	$ 46,408		Rosetta Resources Inc (a)	22,485	1,164
Machinery - Construction & Mining - 1.31%			Rowan Cos Inc (a)	169,043	6,621
Joy Global Inc	235,134	22,084	SandRidge Energy Inc (a)	68,336	787
			SM Energy Co	48,873	3,683
Machinery - Diversified - 2.64%			Ultra Petroleum Corp (a)	102,551	4,801
AGCO Corp (a)	156,110	7,403	Valero Energy Corp	44,300	1,113
Babcock & Wilcox Co/The (a)	33,565	838	Whiting Petroleum Corp (a)	64,062	3,754
Cummins Inc	117,140	12,286		$ 99,294
Flowserve Corp	9,898	984	Oil & Gas Services - 1.77%
Gardner Denver Inc	40,301	3,437	Cameron International Corp (a)	341,216	19,087
Graco Inc	17,243	758	Core Laboratories NV	40,754	4,429
IDEX Corp	31,717	1,316	Dresser-Rand Group Inc (a)	15,357	820
Nordson Corp	72,073	3,677	FMC Technologies Inc (a)	40,056	1,827
Rockwell Automation Inc	129,265	9,276	Oceaneering International Inc	34,810	1,504
Roper Industries Inc	18,598	1,518	Oil States International Inc (a)	8,750	706
Wabtec Corp/DE	45,506	2,936	RPC Inc	11,994	283
	$ 44,429		SEACOR Holdings Inc	2,600	261
Media - 1.45%			Superior Energy Services Inc (a)	22,284	925
Cablevision Systems Corp	41,954	1,022		$ 29,842
Discovery Communications Inc - A Shares (a)	63,329	2,521	Packaging & Containers - 0.88%
DISH Network Corp (a)	29,030	860	Ball Corp	56,470	2,191
Factset Research Systems Inc	43,240	3,982	Crown Holdings Inc (a)	29,311	1,126
John Wiley & Sons Inc	13,028	652	Packaging Corp of America	67,800	1,808

See accompanying notes

160

Schedule of Investments
MidCap Growth Fund III
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Packaging & Containers (continued)			Retail (continued)
Rock-Tenn Co	13,019 $	800	Ulta Salon Cosmetics & Fragrance Inc (a)	52,614 $	3,317
Silgan Holdings Inc	13,842	537	Urban Outfitters Inc (a)	21,038	685
Temple-Inland Inc	277,561	8,332	Williams-Sonoma Inc	112,102	4,150
	$ 14,794			$ 109,395
Pharmaceuticals - 5.06%			Savings & Loans - 0.02%
AmerisourceBergen Corp	220,085	8,431	Hudson City Bancorp Inc	11,429	95
Catalyst Health Solutions Inc (a)	11,916	781	People's United Financial Inc	19,733	250
Endo Pharmaceuticals Holdings Inc (a)	33,811	1,260		$ 345
Herbalife Ltd	120,683	6,724	Semiconductors - 7.88%
Mead Johnson Nutrition Co	161,681	11,540	Advanced Micro Devices Inc (a)	215,806	1,584
Medicis Pharmaceutical Corp	130,570	4,855	Altera Corp	394,204	16,115
Mylan Inc/PA (a)	69,557	1,584	Analog Devices Inc	58,160	2,001
Onyx Pharmaceuticals Inc (a)	113,290	3,736	ASML Holding NV	319,860	11,403
Perrigo Co	110,199	9,952	Atmel Corp (a)	83,116	1,006
Pharmasset Inc (a)	6,197	752	Avago Technologies Ltd	37,131	1,249
SXC Health Solutions Corp (a)	43,390	2,740	Broadcom Corp	281,540	10,437
Valeant Pharmaceuticals International Inc	282,070	15,522	Cypress Semiconductor Corp	900,448	18,530
Warner Chilcott PLC	44,164	928	Fairchild Semiconductor International Inc (a)	22,800	342
Watson Pharmaceuticals Inc (a)	243,139	16,322	Freescale Semiconductor Holdings I Ltd (a)	432,290	7,059
	$ 85,127		Integrated Device Technology Inc (a)	213,200	1,458
Pipelines - 0.19%			Intersil Corp	17,501	211
El Paso Corp	146,965	3,020	KLA-Tencor Corp	36,092	1,437
Oneok Inc	2,294	167	Lam Research Corp (a)	229,624	9,387
	$ 3,187		Linear Technology Corp	44,204	1,295
Real Estate - 0.94%			LSI Corp (a)	532,769	3,921
CB Richard Ellis Group Inc (a)	558,537	12,177	Marvell Technology Group Ltd (a)	5,300	79
Jones Lang LaSalle Inc	42,007	3,575	Maxim Integrated Products Inc	206,232	4,735
	$ 15,752		MEMC Electronic Materials Inc (a)	38,160	283
REITS - 0.71%			Microchip Technology Inc	36,825	1,243
Boston Properties Inc	22,454	2,411	National Semiconductor Corp	45,876	1,134
Camden Property Trust	14,156	950	Netlogic Microsystems Inc (a)	359,908	12,435
Digital Realty Trust Inc	17,624	1,079	Novellus Systems Inc (a)	2,200	68
Equity Residential	6,017	372	NVIDIA Corp (a)	421,851	5,835
Essex Property Trust Inc	5,087	714	NXP Semiconductor NV (a)	259,889	5,141
Federal Realty Investment Trust	8,715	761	Omnivision Technologies Inc (a)	201,070	5,879
Macerich Co/The	13,381	711	ON Semiconductor Corp (a)	98,794	859
Plum Creek Timber Co Inc	18,084	691	PMC - Sierra Inc (a)	3,102	22
Rayonier Inc	20,725	1,335	QLogic Corp (a)	23,917	363
Ventas Inc	28,491	1,542	Rovi Corp (a)	20,936	1,108
Vornado Realty Trust	15,269	1,428	Silicon Laboratories Inc (a)	63,700	2,256
	$ 11,994		Skyworks Solutions Inc (a)	36,721	929
			Teradyne Inc (a)	25,100	339
Retail - 6.50%
Abercrombie & Fitch Co	257,673	18,841	Varian Semiconductor Equipment Associates Inc	12,923	785
			(a)
Advance Auto Parts Inc	61,538	3,383
AutoZone Inc (a)	21,699	6,194	Xilinx Inc	51,383	1,649
Bed Bath & Beyond Inc (a)	48,118	2,814		$ 132,577
Big Lots Inc (a)	7,238	252	Software - 5.23%
Brinker International Inc	21,871	525	ACI Worldwide Inc (a)	14,500	524
CarMax Inc (a)	10,640	340	Activision Blizzard Inc	14,600	173
Chico's FAS Inc	32,829	495	ANSYS Inc (a)	15,717	795
Chipotle Mexican Grill Inc (a)	13,771	4,470	Autodesk Inc (a)	154,020	5,299
Darden Restaurants Inc	27,055	1,374	BMC Software Inc (a)	110,371	4,771
Dick's Sporting Goods Inc (a)	90,359	3,343	Broadridge Financial Solutions Inc	33,254	767
Dollar General Corp (a)	27,707	872	CA Inc	49,519	1,104
Dollar Tree Inc (a)	40,540	2,685	Cerner Corp (a)	165,830	11,026
DSW Inc	5,588	296	Citrix Systems Inc (a)	147,079	10,596
Family Dollar Stores Inc	23,622	1,255	Compuware Corp (a)	44,755	432
Ltd Brands Inc	206,913	7,835	Dun & Bradstreet Corp	61,549	4,465
Lululemon Athletica Inc (a)	107,320	6,497	Electronic Arts Inc (a)	236,988	5,273
Macy's Inc	14,770	426	Emdeon Inc (a)	441	7
MSC Industrial Direct Co	12,692	784	Fiserv Inc (a)	40,235	2,428
Nordstrom Inc	326,381	16,371	Informatica Corp (a)	156,328	7,993
Nu Skin Enterprises Inc	64,300	2,414	Intuit Inc	138,878	6,486
O'Reilly Automotive Inc (a)	50,029	2,977	MSCI Inc (a)	72,686	2,579
Panera Bread Co (a)	34,675	3,998	NetSuite Inc (a)	19,100	749
PetSmart Inc	93,902	4,039	Nuance Communications Inc (a)	39,235	785
Ross Stores Inc	75,238	5,701	Red Hat Inc (a)	32,172	1,354
Sally Beauty Holdings Inc (a)	24,602	423	Salesforce.com Inc (a)	77,060	11,151
Tiffany & Co	21,287	1,694	Solera Holdings Inc	13,841	774
Tractor Supply Co	14,329	945	VeriFone Systems Inc (a)	213,610	8,410
				$ 87,941

See accompanying notes

161

Schedule of Investments
MidCap Growth Fund III
July 31, 2011 (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)
Telecommunications - 2.33%			Unrealized Appreciation (Depreciation)
Acme Packet Inc (a)	117,980 $	6,951	The net federal income tax unrealized appreciation (depreciation) and federal tax
Amdocs Ltd (a)	31,700	1,000	cost of investments held as of the period end were as follows:
Aruba Networks Inc (a)	301,360	6,917
Crown Castle International Corp (a)	48,407	2,101	Unrealized Appreciation	$ 335,129
Harris Corp	9,573	382	Unrealized Depreciation	(43,175)
MetroPCS Communications Inc (a)	76,954	1,253	Net Unrealized Appreciation (Depreciation)	$ 291,954
NeuStar Inc (a)	21,599	562	Cost for federal income tax purposes	$ 1,375,603
NII Holdings Inc (a)	266,352	11,280	All dollar amounts are shown in thousands (000's)
Plantronics Inc	32,100	1,099
Polycom Inc (a)	136,894	3,700	Portfolio Summary (unaudited)
RF Micro Devices Inc (a)	12,800	86	Sector	Percent
SBA Communications Corp (a)	18,891	721	Consumer, Non-cyclical	22.43%
Telephone & Data Systems Inc	3,500	99	Consumer, Cyclical	15.95%
tw telecom inc (a)	36,040	712	Technology	15.82%
Virgin Media Inc	52,879	1,399	Industrial	13.44%
Windstream Corp	80,820	987	Energy	10.27%
		$ 39,249	Financial	7.69%
Toys, Games & Hobbies - 0.13%			Communications	7.22%
Hasbro Inc	23,702	937	Basic Materials	6.00%
Mattel Inc	49,880	1,330	Utilities	0.27%
		$ 2,267	Other Assets in Excess of Liabilities, Net	0.91%
Transportation - 1.72%			TOTAL NET ASSETS	100.00%
CH Robinson Worldwide Inc	27,595	1,995
Expeditors International of Washington Inc	182,417	8,705
JB Hunt Transport Services Inc	82,248	3,721
Kansas City Southern (a)	83,117	4,933
Kirby Corp (a)	10,646	621
Landstar System Inc	74,272	3,331
Ryder System Inc	91,970	5,180
UTI Worldwide Inc	25,903	419
		$ 28,905
Trucking & Leasing - 0.02%
Amerco Inc (a)	4,100	370

Water - 0.01%
Aqua America Inc	3,982	84

TOTAL COMMON STOCKS		$ 1,628,459
	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.32%	(000's)	Value (000's)
Banks - 2.32%
Investment in Joint Trading Account; Credit Suisse $	8,579	$ 8,578
Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
US Treasury Strips; $8,749,849; 4.50% -
9.00%; dated 11/15/18 - 08/15/39)
Investment in Joint Trading Account; Deutsche	16,085	16,085
Bank Repurchase Agreement; 0.18% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $16,405,967;
0.00% - 5.92%; dated 01/03/12 - 01/15/37)
Investment in Joint Trading Account; Merrill	9,074	9,073
Lynch Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $9,255,263; 0.00%;
dated 10/21/11 - 04/15/42)
Investment in Joint Trading Account; Morgan	5,362	5,362
Stanley Repurchase Agreement; 0.16% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $5,468,656; 0.88%
- 5.30%; dated 05/01/13 - 04/26/19)
		$ 39,098
TOTAL REPURCHASE AGREEMENTS		$ 39,098
Total Investments		$ 1,667,557
Other Assets in Excess of Liabilities, Net - 0.91%		$ 15,292
TOTAL NET ASSETS - 100.00%		$ 1,682,849

(a) Non-Income Producing Security

See accompanying notes

162

Schedule of Investments
MidCap Growth Fund III
July 31, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2011	Long	532 $	51,583	$ 50,098	$ (1,485)
					$ (1,485)
All dollar amounts are shown in thousands (000's)

See accompanying notes

163

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2011 (unaudited)

COMMON STOCKS - 97.98%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.12%			Chemicals (continued)
Lamar Advertising Co (a)	22,842 $	582	Intrepid Potash Inc (a)	17,606 $	585
			Lubrizol Corp	25,516	3,434
Aerospace & Defense - 0.90%			Minerals Technologies Inc	7,250	470
Alliant Techsystems Inc	13,316	869	NewMarket Corp	3,791	622
BE Aerospace Inc (a)	40,924	1,629	Olin Corp	31,626	661
Esterline Technologies Corp (a)	12,026	918	RPM International Inc	51,764	1,091
Triumph Group Inc	15,180	817	Sensient Technologies Corp	19,868	738
	$ 4,233		Valspar Corp	37,176	1,222
Agriculture - 0.07%				$ 15,281
Universal Corp/VA	9,192	338	Coal - 0.61%
			Arch Coal Inc	84,275	2,158
Airlines - 0.27%			Patriot Coal Corp (a)	36,231	685
Alaska Air Group Inc (a)	14,219	869		$ 2,843
JetBlue Airways Corp (a)	80,666	387	Commercial Services - 4.55%
	$ 1,256		Aaron's Inc	28,578	720
Apparel - 1.14%			Alliance Data Systems Corp (a)	20,249	1,991
Deckers Outdoor Corp (a)	15,350	1,524	Career Education Corp (a)	24,945	566
Hanesbrands Inc (a)	38,305	1,169	Convergys Corp (a)	48,157	599
Timberland Co/The (a)	15,615	668	CoreLogic Inc/United States (a)	43,321	684
Under Armour Inc (a)	14,159	1,039	Corporate Executive Board Co	13,698	557
Warnaco Group Inc/The (a)	17,461	931	Corrections Corp of America (a)	42,584	914
	$ 5,331		Deluxe Corp	20,406	480
Automobile Manufacturers - 0.19%			FTI Consulting Inc (a)	16,689	606
Oshkosh Corp (a)	36,152	897	Gartner Inc (a)	34,354	1,268
			Global Payments Inc	31,776	1,507
Automobile Parts & Equipment - 0.74%			ITT Educational Services Inc (a)	9,135	783
BorgWarner Inc (a)	43,460	3,460	Korn/Ferry International (a)	18,640	402
			Lender Processing Services Inc	34,276	645
Banks - 3.38%			Manpower Inc	32,621	1,648
Associated Banc-Corp	68,782	939	Pharmaceutical Product Development Inc	44,942	1,296
BancorpSouth Inc	29,158	395	Rent-A-Center Inc/TX	25,251	683
Bank of Hawaii Corp	18,930	848	Rollins Inc	25,159	480
Cathay General Bancorp	31,208	433	SEI Investments Co	57,334	1,134
City National Corp/CA	18,783	1,008	Service Corp International/US	94,776	992
Commerce Bancshares Inc/MO	30,772	1,259	Sotheby's	26,808	1,135
Cullen/Frost Bankers Inc	24,311	1,310	Strayer Education Inc	4,859	591
East West Bancorp Inc	59,023	1,095	Towers Watson & Co	17,909	1,095
FirstMerit Corp	43,358	633	United Rentals Inc (a)	24,806	571
Fulton Financial Corp	79,082	803		$ 21,347
Hancock Holding Co	33,145	1,092	Computers - 2.15%
International Bancshares Corp	20,957	352	Cadence Design Systems Inc (a)	106,736	1,103
Prosperity Bancshares Inc	18,608	773	Diebold Inc	25,912	783
SVB Financial Group (a)	17,021	1,039	DST Systems Inc	14,199	727
Synovus Financial Corp	311,654	570	Jack Henry & Associates Inc	34,262	992
TCF Financial Corp	63,116	803	Mentor Graphics Corp (a)	44,082	504
Trustmark Corp	22,603	493	MICROS Systems Inc (a)	32,192	1,576
Valley National Bancorp	67,409	886	NCR Corp (a)	62,944	1,256
Webster Financial Corp	29,184	596	Riverbed Technology Inc (a)	60,917	1,744
Westamerica Bancorporation	11,461	538	Synopsys Inc (a)	58,213	1,395
	$ 15,865			$ 10,080
Beverages - 1.55%			Consumer Products - 1.09%
Green Mountain Coffee Roasters Inc (a)	49,559	5,152	American Greetings Corp	16,043	355
Hansen Natural Corp (a)	27,363	2,096	Church & Dwight Co Inc	56,736	2,289
	$ 7,248		Scotts Miracle-Gro Co/The	17,790	898
Biotechnology - 1.51%			Tupperware Brands Corp	24,767	1,548
Bio-Rad Laboratories Inc (a)	7,779	848		$ 5,090
Charles River Laboratories International Inc (a)	20,502	811	Distribution & Wholesale - 1.39%
United Therapeutics Corp (a)	20,283	1,164	Fossil Inc (a)	19,838	2,493
Vertex Pharmaceuticals Inc (a)	81,755	4,239	Ingram Micro Inc (a)	63,908	1,185
	$ 7,062		LKQ Corp (a)	57,899	1,423
Building Materials - 0.52%			Owens & Minor Inc	25,299	772
Lennox International Inc	17,779	658	Watsco Inc	11,239	665
Louisiana-Pacific Corp (a)	52,447	406		$ 6,538
Martin Marietta Materials Inc	18,093	1,368	Diversified Financial Services - 1.59%
	$ 2,432		Affiliated Managers Group Inc (a)	20,658	2,155
Chemicals - 3.26%			Eaton Vance Corp	47,062	1,262
Albemarle Corp	36,390	2,423	Greenhill & Co Inc	10,127	446
Ashland Inc	31,407	1,923	Jefferies Group Inc	56,563	1,069
Cabot Corp	26,024	1,018	Raymond James Financial Inc	40,164	1,276
Cytec Industries Inc	19,529	1,094

See accompanying notes

164

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Diversified Financial Services (continued)			Gas (continued)
Waddell & Reed Financial Inc	34,268 $	1,258	National Fuel Gas Co	32,818 $	2,375
	$ 7,466		Questar Corp	70,438	1,298
Electric - 3.34%			Southern Union Co	49,494	2,128
Alliant Energy Corp	44,030	1,735	UGI Corp	44,313	1,343
Black Hills Corp	15,640	467	Vectren Corp	32,432	857
Cleco Corp	24,201	840	WGL Holdings Inc	20,330	789
DPL Inc	46,410	1,404		$ 11,256
Great Plains Energy Inc	53,954	1,088	Hand & Machine Tools - 0.72%
Hawaiian Electric Industries Inc	37,818	885	Kennametal Inc	32,465	1,280
IDACORP Inc	19,669	771	Lincoln Electric Holdings Inc	33,477	1,145
MDU Resources Group Inc	74,927	1,615	Regal-Beloit Corp	15,334	930
NSTAR	41,111	1,823		$ 3,355
NV Energy Inc	93,604	1,389	Healthcare - Products - 3.90%
OGE Energy Corp	38,858	1,945	Cooper Cos Inc/The	18,626	1,425
PNM Resources Inc	34,398	517	Gen-Probe Inc (a)	19,027	1,152
Westar Energy Inc	45,121	1,165	Henry Schein Inc (a)	36,612	2,433
	$ 15,644		Hill-Rom Holdings Inc	25,069	935
Electrical Components & Equipment - 1.71%			Hologic Inc (a)	103,794	1,927
Acuity Brands Inc	17,187	837	IDEXX Laboratories Inc (a)	22,758	1,888
AMETEK Inc	63,824	2,713	Immucor Inc (a)	27,899	739
Energizer Holdings Inc (a)	27,655	2,230	Kinetic Concepts Inc (a)	24,444	1,636
General Cable Corp (a)	20,663	822	Masimo Corp	23,717	659
Hubbell Inc	23,915	1,422	ResMed Inc (a)	60,688	1,838
	$ 8,024		STERIS Corp	23,503	822
Electronics - 2.96%			Techne Corp	14,735	1,117
Arrow Electronics Inc (a)	46,062	1,601	Teleflex Inc	15,985	963
Avnet Inc (a)	60,633	1,777	Thoratec Corp (a)	22,705	765
Gentex Corp	56,650	1,605		$ 18,299
Itron Inc (a)	16,112	693	Healthcare - Services - 2.45%
Mettler-Toledo International Inc (a)	12,757	1,975	AMERIGROUP Corp (a)	19,686	1,083
National Instruments Corp	35,425	915	Community Health Systems Inc (a)	37,287	963
Tech Data Corp (a)	18,418	860	Covance Inc (a)	24,074	1,378
Thomas & Betts Corp (a)	20,807	1,015	Health Management Associates Inc (a)	100,477	954
Trimble Navigation Ltd (a)	48,668	1,732	Health Net Inc (a)	35,914	1,010
Vishay Intertechnology Inc (a)	65,652	904	Kindred Healthcare Inc (a)	20,524	387
Woodward Inc	23,477	810	LifePoint Hospitals Inc (a)	20,832	773
	$ 13,887		Lincare Holdings Inc	37,588	962
Engineering & Construction - 1.20%			Mednax Inc (a)	19,060	1,299
Aecom Technology Corp (a)	47,307	1,170	Universal Health Services Inc	38,764	1,924
Granite Construction Inc	13,495	316	WellCare Health Plans Inc (a)	16,891	741
KBR Inc	60,147	2,144		$ 11,474
Shaw Group Inc/The (a)	28,654	742	Home Builders - 0.85%
URS Corp (a)	31,208	1,274	KB Home	28,656	243
	$ 5,646		MDC Holdings Inc	15,017	340
Entertainment - 0.39%			NVR Inc (a)	2,335	1,588
Bally Technologies Inc (a)	17,117	675	Ryland Group Inc	17,612	259
DreamWorks Animation SKG Inc (a)	28,169	616	Thor Industries Inc	16,843	417
International Speedway Corp	11,578	324	Toll Brothers Inc (a)	58,113	1,160
Scientific Games Corp (a)	25,211	230		$ 4,007
	$ 1,845		Insurance - 3.78%
Environmental Control - 0.61%			American Financial Group Inc/OH	29,971	1,018
Clean Harbors Inc (a)	18,280	964	Arthur J Gallagher & Co	43,841	1,233
Mine Safety Appliances Co	12,347	421	Aspen Insurance Holdings Ltd	28,094	728
Waste Connections Inc	45,077	1,454	Brown & Brown Inc	46,518	1,015
	$ 2,839		Everest Re Group Ltd	21,546	1,769
Food - 1.56%			Fidelity National Financial Inc	88,609	1,444
Corn Products International Inc	30,280	1,541	First American Financial Corp	41,741	668
Flowers Foods Inc	44,593	977	Hanover Insurance Group Inc/The	18,034	653
Lancaster Colony Corp	7,515	452	HCC Insurance Holdings Inc	45,116	1,359
Ralcorp Holdings Inc (a)	21,846	1,890	Mercury General Corp	14,141	525
Ruddick Corp	16,966	711	Old Republic International Corp	101,221	1,057
Smithfield Foods Inc (a)	65,902	1,451	Protective Life Corp	34,014	723
Tootsie Roll Industries Inc	9,910	278	Reinsurance Group of America Inc	29,332	1,707
	$ 7,300		StanCorp Financial Group Inc	17,953	597
Forest Products & Paper - 0.28%			Transatlantic Holdings Inc	24,795	1,270
Domtar Corp	16,285	1,302	Unitrin Inc	19,434	548
			WR Berkley Corp	46,095	1,419
Gas - 2.40%				$ 17,733
AGL Resources Inc	31,059	1,267	Internet - 1.47%
Atmos Energy Corp	35,850	1,199	AOL Inc (a)	42,437	729

See accompanying notes

165

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet (continued)			Oil & Gas (continued)
Digital River Inc (a)	15,737 $	401	Energen Corp	28,605 $	1,682
Equinix Inc (a)	18,590	1,942	Forest Oil Corp (a)	45,090	1,172
Rackspace Hosting Inc (a)	39,511	1,581	HollyFrontier Corp	41,339	3,116
TIBCO Software Inc (a)	64,177	1,671	Northern Oil and Gas Inc (a)	21,549	477
ValueClick Inc (a)	31,227	564	Patterson-UTI Energy Inc	61,324	1,995
	$ 6,888		Plains Exploration & Production Co (a)	55,959	2,183
Investment Companies - 0.16%			Quicksilver Resources Inc (a)	46,858	663
Apollo Investment Corp	77,753	745	SM Energy Co	25,252	1,903
			Unit Corp (a)	15,867	952
Iron & Steel - 0.80%				$ 19,715
Carpenter Technology Corp	17,470	1,003	Oil & Gas Services - 2.12%
Reliance Steel & Aluminum Co	29,694	1,396	CARBO Ceramics Inc	7,538	1,176
Steel Dynamics Inc	86,683	1,354	Dresser-Rand Group Inc (a)	31,660	1,691
	$ 3,753		Dril-Quip Inc (a)	13,672	964
Leisure Products & Services - 0.63%			Exterran Holdings Inc (a)	25,368	469
Life Time Fitness Inc (a)	16,775	701	Helix Energy Solutions Group Inc (a)	42,073	824
Polaris Industries Inc	13,640	1,617	Oceaneering International Inc	43,074	1,861
WMS Industries Inc (a)	22,723	626	Oil States International Inc (a)	20,329	1,640
	$ 2,944		Superior Energy Services Inc (a)	31,613	1,312
Machinery - Construction & Mining - 0.21%				$ 9,937
Terex Corp (a)	43,497	966	Packaging & Containers - 1.45%
			Greif Inc	12,370	755
Machinery - Diversified - 2.02%			Packaging Corp of America	39,808	1,062
AGCO Corp (a)	37,626	1,784	Rock-Tenn Co	27,007	1,660
Gardner Denver Inc	20,749	1,770	Silgan Holdings Inc	19,471	755
Graco Inc	24,070	1,058	Sonoco Products Co	39,566	1,268
IDEX Corp	32,893	1,365	Temple-Inland Inc	42,987	1,290
Nordson Corp	27,086	1,382		$ 6,790
Wabtec Corp/DE	19,161	1,236	Pharmaceuticals - 1.92%
Zebra Technologies Corp (a)	21,684	867	Catalyst Health Solutions Inc (a)	19,750	1,294
	$ 9,462		Endo Pharmaceuticals Holdings Inc (a)	46,254	1,723
Media - 0.98%			Medicis Pharmaceutical Corp	24,502	911
AMC Networks Inc (a)	22,836	849	Omnicare Inc	46,015	1,404
Factset Research Systems Inc	18,312	1,686	Perrigo Co	33,120	2,991
John Wiley & Sons Inc	18,580	930	VCA Antech Inc (a)	34,299	670
Meredith Corp	14,457	432		$ 8,993
New York Times Co/The (a)	47,312	406	Publicly Traded Investment Fund - 0.63%
Scholastic Corp	9,452	272	iShares S&P MidCap 400 Index Fund	31,365	2,953
	$ 4,575
Metal Fabrication & Hardware - 0.72%			Real Estate - 0.31%
Commercial Metals Co	45,813	665	Jones Lang LaSalle Inc	17,037	1,450
Timken Co	32,251	1,408
Valmont Industries Inc	8,491	827	REITS - 7.61%
Worthington Industries Inc	22,107	463	Alexandria Real Estate Equities Inc	24,513	2,010
	$ 3,363		BRE Properties Inc	29,142	1,529
Mining - 0.22%			Camden Property Trust	27,853	1,868
Compass Minerals International Inc	13,047	1,027	Corporate Office Properties Trust	28,219	877
			Cousins Properties Inc	41,128	350
Miscellaneous Manufacturing - 2.34%			Duke Realty Corp	100,263	1,408
Aptargroup Inc	26,677	1,362	Equity One Inc	24,573	477
Brink's Co/The	18,492	552	Essex Property Trust Inc	12,933	1,815
Carlisle Cos Inc	24,293	1,050	Federal Realty Investment Trust	24,701	2,157
Crane Co	18,294	847	Highwoods Properties Inc	28,624	986
Donaldson Co Inc	30,294	1,678	Hospitality Properties Trust	48,992	1,237
Eastman Kodak Co (a)	106,774	256	Liberty Property Trust	45,738	1,553
Harsco Corp	32,016	877	Macerich Co/The	51,951	2,760
Matthews International Corp	11,713	424	Mack-Cali Realty Corp	34,508	1,148
Pentair Inc	39,060	1,438	Omega Healthcare Investors Inc	40,328	792
SPX Corp	20,241	1,523	Potlatch Corp	15,931	529
Trinity Industries Inc	31,708	945	Rayonier Inc	32,200	2,075
	$ 10,952		Realty Income Corp	50,335	1,634
Office Furnishings - 0.19%			Regency Centers Corp	35,678	1,603
Herman Miller Inc	22,737	523	Senior Housing Properties Trust	60,271	1,443
HNI Corp	17,753	371	SL Green Realty Corp	32,897	2,698
	$ 894		Taubman Centers Inc	22,176	1,328
Oil & Gas - 4.21%			UDR Inc	82,429	2,169
Atwood Oceanics Inc (a)	22,368	1,045	Weingarten Realty Investors	47,921	1,233
Bill Barrett Corp (a)	18,729	932		$ 35,679
Cimarex Energy Co	33,949	2,992	Retail - 6.40%
Comstock Resources Inc (a)	18,901	603	99 Cents Only Stores (a)	18,729	370

See accompanying notes

166

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)		Shares Held Value (000's)
Retail (continued)			Telecommunications - 1.64%
Advance Auto Parts Inc	30,415 $	1,672	ADTRAN Inc	25,666 $	849
Aeropostale Inc (a)	32,038	540	Ciena Corp (a)	37,705	583
American Eagle Outfitters Inc	77,340	1,016	NeuStar Inc (a)	29,260	762
ANN Inc (a)	20,658	536	Plantronics Inc	19,091	654
Ascena Retail Group Inc (a)	27,319	883	Polycom Inc (a)	70,037	1,893
Barnes & Noble Inc	15,542	270	RF Micro Devices Inc (a)	109,878	742
BJ's Wholesale Club Inc (a)	21,700	1,093	Telephone & Data Systems Inc	36,185	1,026
Bob Evans Farms Inc	12,027	415	tw telecom inc (a)	59,797	1,181
Brinker International Inc	33,651	808			$ 7,690
Cheesecake Factory Inc/The (a)	23,130	667	Textiles - 0.25%
Chico's FAS Inc	69,927	1,055	Mohawk Industries Inc (a)	22,369	1,164
Collective Brands Inc (a)	24,429	288
Copart Inc (a)	23,712	1,030	Transportation - 2.20%
Dick's Sporting Goods Inc (a)	36,231	1,341	Alexander & Baldwin Inc	16,506	796
Dollar Tree Inc (a)	48,529	3,214	Con-way Inc	21,995	805
Foot Locker Inc	61,056	1,327	JB Hunt Transport Services Inc	34,357	1,554
Guess? Inc	25,356	967	Kansas City Southern (a)	43,553	2,585
MSC Industrial Direct Co	17,935	1,108	Kirby Corp (a)	22,071	1,287
Office Depot Inc (a)	112,508	425	Landstar System Inc	19,003	852
Panera Bread Co (a)	12,070	1,392	Overseas Shipholding Group Inc	10,640	259
PetSmart Inc	45,003	1,936	Tidewater Inc	20,588	1,119
PVH Corp	26,726	1,912	UTI Worldwide Inc	40,739	659
RadioShack Corp	42,091	586	Werner Enterprises Inc	17,624	415
Regis Corp	22,927	341			$ 10,331
Saks Inc (a)	64,891	697	Trucking & Leasing - 0.15%
Tractor Supply Co	28,672	1,890	GATX Corp	18,411	726
Wendy's Co/The	128,050	675
Williams-Sonoma Inc	41,664	1,542	Water - 0.25%
	$ 29,996		Aqua America Inc	54,855	1,160
Savings & Loans - 1.06%
Astoria Financial Corp	32,835	383	TOTAL COMMON STOCKS		$ 459,217
First Niagara Financial Group Inc	120,335	1,474		Maturity
New York Community Bancorp Inc	173,572	2,348		Amount
Washington Federal Inc	44,084	746	REPURCHASE AGREEMENTS - 1.96%	(000's)	Value (000's)
	$ 4,951		Banks - 1.96%
Semiconductors - 3.71%			Investment in Joint Trading Account; Credit Suisse $	2,017	$ 2,017
Atmel Corp (a)	181,566	2,197	Repurchase Agreement; 0.14% dated
Cree Inc (a)	43,447	1,428	07/29/11 maturing 08/01/11 (collateralized by
Cypress Semiconductor Corp	66,687	1,372	US Treasury Strips; $2,057,395; 4.50% -
Fairchild Semiconductor International Inc (a)	50,641	760	9.00%; dated 11/15/18 - 08/15/39)
Integrated Device Technology Inc (a)	58,806	402	Investment in Joint Trading Account; Deutsche	3,782	3,782
International Rectifier Corp (a)	27,686	711	Bank Repurchase Agreement; 0.18% dated
Intersil Corp	49,856	601	07/29/11 maturing 08/01/11 (collateralized by
Lam Research Corp (a)	49,407	2,020	Sovereign Agency Issues; $3,857,616; 0.00%
QLogic Corp (a)	41,579	631	- 5.92%; dated 01/03/12 - 01/15/37)
Rovi Corp (a)	44,821	2,374	Investment in Joint Trading Account; Merrill	2,134	2,133
Semtech Corp (a)	25,895	603	Lynch Repurchase Agreement; 0.14% dated
Silicon Laboratories Inc (a)	17,671	626	07/29/11 maturing 08/01/11 (collateralized by
Skyworks Solutions Inc (a)	73,893	1,870	Sovereign Agency Issues; $2,176,235; 0.00%;
Varian Semiconductor Equipment Associates Inc	29,930	1,818	dated 10/21/11 - 04/15/42)
(a)			Investment in Joint Trading Account; Morgan	1,261	1,261
	$ 17,413		Stanley Repurchase Agreement; 0.16% dated
Shipbuilding - 0.14%			07/29/11 maturing 08/01/11 (collateralized by
Huntington Ingalls Industries Inc (a)	19,358	648	Sovereign Agency Issues; $1,285,872; 0.88%
			- 5.30%; dated 05/01/13 - 04/26/19)
Software - 3.01%					$ 9,193
ACI Worldwide Inc (a)	13,262	479	TOTAL REPURCHASE AGREEMENTS		$ 9,193
Acxiom Corp (a)	32,206	442	Total Investments		$ 468,410
Advent Software Inc (a)	12,900	300	Other Assets in Excess of Liabilities, Net - 0.06%		$ 292
Allscripts Healthcare Solutions Inc (a)	75,497	1,370
ANSYS Inc (a)	36,436	1,844	TOTAL NET ASSETS - 100.00%		$ 468,702
Broadridge Financial Solutions Inc	48,960	1,129
Concur Technologies Inc (a)	18,617	846	(a) Non-Income Producing Security
Fair Isaac Corp	15,809	470
Informatica Corp (a)	41,980	2,146
Mantech International Corp	9,016	368
MSCI Inc (a)	47,680	1,692
Parametric Technology Corp (a)	47,118	980
Quest Software Inc (a)	24,163	459
Solera Holdings Inc	28,038	1,567
	$ 14,092

See accompanying notes

167

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2011 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 91,490
Unrealized Depreciation		(39,391)
Net Unrealized Appreciation (Depreciation)		$ 52,099
Cost for federal income tax purposes		$ 416,311
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		19.85%
Consumer, Non-cyclical		18.60%
Industrial		17.85%
Consumer, Cyclical		12.44%
Technology		8.87%
Energy		6.94%
Utilities		5.99%
Basic Materials		4.56%
Communications		4.21%
Exchange Traded Funds		0.63%
Other Assets in Excess of Liabilities, Net		0.06%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2011	Long	96	$ 9,370	$ 9,040	$ (330)
					$ (330)

All dollar amounts are shown in thousands (000's)

See accompanying notes

168

Schedule of Investments
MidCap Value Fund I
July 31, 2011 (unaudited)

COMMON STOCKS - 97.90%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.18%			Beverages (continued)
Interpublic Group of Cos Inc	212,467 $	2,085	Constellation Brands Inc (a)	309,835 $	6,317
Lamar Advertising Co (a)	28,300	720	Dr Pepper Snapple Group Inc	51,937	1,961
	$ 2,805		Hansen Natural Corp (a)	21,400	1,640
Aerospace & Defense - 1.20%			Molson Coors Brewing Co	28,398	1,280
Alliant Techsystems Inc	47,699	3,111		$ 21,026
BE Aerospace Inc (a)	161,608	6,433	Biotechnology - 0.41%
Goodrich Corp	10,261	976	Bio-Rad Laboratories Inc (a)	17,058	1,860
L-3 Communications Holdings Inc	14,635	1,158	Charles River Laboratories International Inc (a)	3,890	154
Spirit Aerosystems Holdings Inc (a)	346,703	7,104	Dendreon Corp (a)	15,700	579
	$ 18,782		Human Genome Sciences Inc (a)	49,500	1,040
Agriculture - 0.72%			Illumina Inc (a)	4,200	262
Bunge Ltd	80,555	5,543	Life Technologies Corp (a)	28,123	1,266
Lorillard Inc	54,019	5,738	Myriad Genetics Inc (a)	5,300	113
	$ 11,281		United Therapeutics Corp (a)	11,570	664
Airlines - 0.41%			Vertex Pharmaceuticals Inc (a)	7,600	394
Copa Holdings SA	1,514	99		$ 6,332
Delta Air Lines Inc (a)	72,597	573	Building Materials - 0.49%
JetBlue Airways Corp (a)	963,099	4,613	Armstrong World Industries Inc	9,600	379
Southwest Airlines Co	90,218	899	Masco Corp	635,464	6,704
United Continental Holdings Inc (a)	12,611	229	Owens Corning Inc (a)	15,264	543
	$ 6,413			$ 7,626
Apparel - 0.43%			Chemicals - 2.71%
Coach Inc	43,200	2,789	Albemarle Corp	38,689	2,576
Polo Ralph Lauren Corp	1,600	216	Ashland Inc	17,825	1,092
Under Armour Inc (a)	4,190	308	Cabot Corp	38,606	1,510
VF Corp	28,676	3,349	Celanese Corp	2,800	154
	$ 6,662		CF Industries Holdings Inc	19,884	3,089
Automobile Manufacturers - 0.09%			Chemtura Corp (a)	371,831	6,544
Navistar International Corp (a)	6,980	358	Cytec Industries Inc	178,676	10,005
Oshkosh Corp (a)	41,682	1,035	Eastman Chemical Co	11,844	1,144
	$ 1,393		FMC Corp	3,031	266
Automobile Parts & Equipment - 1.56%			Huntsman Corp	399,596	7,632
Autoliv Inc	12,465	825	International Flavors & Fragrances Inc	14,262	872
Federal-Mogul Corp (a)	3,044	58	Intrepid Potash Inc (a)	49,800	1,656
Lear Corp	271,929	13,324	PPG Industries Inc	3,520	296
TRW Automotive Holdings Corp (a)	193,687	9,776	Rockwood Holdings Inc (a)	749	45
Visteon Corp/New (a)	5,975	375	RPM International Inc	119,410	2,517
	$ 24,358		Sherwin-Williams Co/The	15,000	1,158
Banks - 5.47%			Valspar Corp	46,723	1,536
Associated Banc-Corp	109,070	1,489	Westlake Chemical Corp	3,322	172
			WR Grace & Co (a)	1,546	78
BancorpSouth Inc	27,998	379
Bank of Hawaii Corp	50,917	2,282		$ 42,342
Bank of Montreal	7,157	450	Coal - 0.47%
			Alpha Natural Resources Inc (a)	13,699	585
BB&T Corp	200	5
BOK Financial Corp	5,048	275	Arch Coal Inc	20,237	518
CIT Group Inc (a)	193,780	7,701	Consol Energy Inc	81,737	4,381
City National Corp/CA	22,309	1,198	Walter Energy Inc	15,600	1,912
Comerica Inc	52,961	1,696		$ 7,396
Commerce Bancshares Inc/MO	30,168	1,234	Commercial Services - 1.18%
Cullen/Frost Bankers Inc	42,659	2,298	Aaron's Inc	4,566	115
East West Bancorp Inc	86,876	1,612	Apollo Group Inc (a)	21,905	1,113
Fifth Third Bancorp	1,144,650	14,480	Career Education Corp (a)	12,990	295
First Citizens BancShares Inc/NC	1,722	310	Corrections Corp of America (a)	96,595	2,073
First Horizon National Corp	479,892	4,314	DeVry Inc	8,308	516
First Republic Bank/San Francisco CA (a)	136,716	3,872	Education Management Corp (a)	8,101	181
Fulton Financial Corp	79,766	810	Equifax Inc	16,945	582
Huntington Bancshares Inc/OH	102,862	622	Genpact Ltd (a)	22,468	370
KeyCorp	231,767	1,863	H&R Block Inc	35,284	528
M&T Bank Corp	104,463	9,009	ITT Educational Services Inc (a)	100	9
Northern Trust Corp	30,715	1,379	KAR Auction Services Inc (a)	40,419	719
Popular Inc (a)	790,125	1,896	Lender Processing Services Inc	23,400	441
Regions Financial Corp	523,375	3,187	Manpower Inc	17,667	892
SunTrust Banks Inc	502,234	12,300	Monster Worldwide Inc (a)	24,200	284
TCF Financial Corp	32,827	418	Moody's Corp	63,800	2,272
Valley National Bancorp	81,214	1,068	Morningstar Inc	869	54
Zions Bancorporation	421,810	9,238	Paychex Inc	5,443	154
	$ 85,385		Pharmaceutical Product Development Inc	43,900	1,266
			Quanta Services Inc (a)	26,377	488
Beverages - 1.35%
Brown-Forman Corp	3,173	233	RR Donnelley & Sons Co	28,696	540
			SAIC Inc (a)	26,779	429
Coca-Cola Enterprises Inc	341,332	9,595

See accompanying notes

169

Schedule of Investments
MidCap Value Fund I
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Commercial Services (continued)			Electric (continued)
Service Corp International/US	50,486 $	529	MDU Resources Group Inc	23,091 $	498
Total System Services Inc	40,218	749	Northeast Utilities	252,487	8,585
Towers Watson & Co	33,763	2,064	NRG Energy Inc (a)	193,641	4,748
Verisk Analytics Inc (a)	51,983	1,731	NSTAR	12,704	563
	$ 18,394		NV Energy Inc	762,782	11,319
Computers - 1.27%			OGE Energy Corp	56,635	2,834
Brocade Communications Systems Inc (a)	1,247,496	6,836	Pepco Holdings Inc	26,570	496
Computer Sciences Corp	91,735	3,236	Pinnacle West Capital Corp	177,099	7,500
Diebold Inc	13,749	416	PPL Corp	671,222	18,727
DST Systems Inc	32,770	1,678	Progress Energy Inc	146,388	6,842
Lexmark International Inc (a)	63,993	2,148	SCANA Corp	257,163	10,078
NCR Corp (a)	7,147	143	TECO Energy Inc	96,156	1,781
SanDisk Corp (a)	90,807	3,861	Westar Energy Inc	263,279	6,795
Synopsys Inc (a)	18,427	442	Wisconsin Energy Corp	43,090	1,320
Western Digital Corp (a)	32,083	1,106	Xcel Energy Inc	733,270	17,599
	$ 19,866			$ 165,106
Consumer Products - 0.52%			Electrical Components & Equipment - 1.13%
Avery Dennison Corp	13,887	438	Energizer Holdings Inc (a)	113,162	9,126
Clorox Co	15,362	1,100	General Cable Corp (a)	72,278	2,874
Fortune Brands Inc	79,913	4,811	GrafTech International Ltd (a)	159,979	3,081
Jarden Corp	52,753	1,635	Hubbell Inc	36,416	2,166
Scotts Miracle-Gro Co/The	1,300	66	Molex Inc	15,712	369
	$ 8,050			$ 17,616
Cosmetics & Personal Care - 0.08%			Electronics - 1.17%
Avon Products Inc	47,589	1,248	Amphenol Corp	110,607	5,408
			Arrow Electronics Inc (a)	12,131	422
Distribution & Wholesale - 0.72%			Avnet Inc (a)	21,090	618
Fastenal Co	24,226	815	AVX Corp	37,069	516
Genuine Parts Co	16,690	887	Garmin Ltd	35,961	1,173
Ingram Micro Inc (a)	136,736	2,537	Gentex Corp	900	25
LKQ Corp (a)	60,500	1,487	Itron Inc (a)	52,949	2,279
WESCO International Inc (a)	109,200	5,535	Jabil Circuit Inc	7,054	129
	$ 11,261		National Instruments Corp	32,400	837
Diversified Financial Services - 4.44%			PerkinElmer Inc	54,435	1,332
Affiliated Managers Group Inc (a)	6,834	713	Tech Data Corp (a)	87,278	4,073
Ameriprise Financial Inc	40,375	2,185	Thomas & Betts Corp (a)	16,620	810
BlackRock Inc	18,400	3,284	Vishay Intertechnology Inc (a)	45,500	627
Discover Financial Services	298,293	7,639		$ 18,249
E*Trade Financial Corp (a)	30,687	487	Energy - Alternate Sources - 0.03%
Federated Investors Inc	3,617	77	Covanta Holding Corp	24,600	425
Interactive Brokers Group Inc - A Shares	7,690	117
Invesco Ltd	770,107	17,081	Engineering & Construction - 0.64%
Janus Capital Group Inc	70,700	597	Aecom Technology Corp (a)	123,699	3,060
Lazard Ltd	96,420	3,240	Chicago Bridge & Iron Co NV	21,177	873
Legg Mason Inc	248,487	7,311	Jacobs Engineering Group Inc (a)	22,337	874
NASDAQ OMX Group Inc/The (a)	394,557	9,496	KBR Inc	21,595	770
NYSE Euronext	90,889	3,041	McDermott International Inc (a)	48,084	970
Raymond James Financial Inc	35,440	1,125	URS Corp (a)	84,042	3,432
SLM Corp	788,950	12,300		$ 9,979
Waddell & Reed Financial Inc	17,773	652	Entertainment - 0.11%
	$ 69,345		International Game Technology	55,393	1,030
Electric - 10.58%			Madison Square Garden Co/The (a)	12,960	343
AES Corp/The (a)	962,192	11,845	Penn National Gaming Inc (a)	8,401	352
Alliant Energy Corp	68,864	2,714		$ 1,725
Ameren Corp	266,195	7,672	Environmental Control - 0.45%
American Electric Power Co Inc	35,054	1,292	Republic Services Inc	238,836	6,933
Calpine Corp (a)	297,715	4,838	Waste Connections Inc	2,966	96
CMS Energy Corp	380,749	7,288		$ 7,029
Consolidated Edison Inc	100,583	5,291	Food - 3.58%
Constellation Energy Group Inc	22,780	885	Campbell Soup Co	9,079	300
DPL Inc	14,120	427	ConAgra Foods Inc	464,617	11,899
DTE Energy Co	20,712	1,032	Corn Products International Inc	66,018	3,359
Duke Energy Corp	16,660	310	Dean Foods Co (a)	107,412	1,184
Edison International	222,898	8,485	Hershey Co/The	21,027	1,187
Entergy Corp	42,834	2,862	HJ Heinz Co	81,499	4,290
FirstEnergy Corp	30,077	1,343	Hormel Foods Corp	46,767	1,355
Great Plains Energy Inc	311,960	6,293	JM Smucker Co/The	224,278	17,476
Hawaiian Electric Industries Inc	25,302	592	Kellogg Co	21,103	1,177
Integrys Energy Group Inc	13,754	691	McCormick & Co Inc/MD	19,507	949
ITC Holdings Corp	22,220	1,561	Ralcorp Holdings Inc (a)	41,587	3,597

See accompanying notes

170

Schedule of Investments
MidCap Value Fund I
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Food (continued)			Holding Companies - Diversified - 0.07%
Safeway Inc	50,706 $	1,023	Leucadia National Corp	33,180 $	1,117
Sara Lee Corp	79,829	1,525
Smithfield Foods Inc (a)	23,466	517	Home Builders - 0.49%
SUPERVALU Inc	45,636	392	DR Horton Inc	120,210	1,428
Tyson Foods Inc	202,630	3,558	NVR Inc (a)	8,672	5,898
Whole Foods Market Inc	30,100	2,008	Toll Brothers Inc (a)	18,176	363
	$ 55,796			$ 7,689
Forest Products & Paper - 0.38%			Home Furnishings - 0.10%
Domtar Corp	18,625	1,489	Harman International Industries Inc	16,305	678
International Paper Co	47,998	1,426	Whirlpool Corp	12,053	835
MeadWestvaco Corp	96,427	3,002		$ 1,513
	$ 5,917		Housewares - 0.57%
Gas - 1.68%			Newell Rubbermaid Inc	526,609	8,173
AGL Resources Inc	9,689	395	Toro Co	13,700	737
Atmos Energy Corp	33,684	1,126		$ 8,910
CenterPoint Energy Inc	52,032	1,019	Insurance - 7.98%
National Fuel Gas Co	41,592	3,011	Alleghany Corp (a)	300	99
NiSource Inc	44,843	903	Allied World Assurance Co Holdings AG	32,984	1,795
Questar Corp	165,153	3,044	American Financial Group Inc/OH	79,225	2,692
Sempra Energy	244,417	12,389	American International Group Inc (a)	4,400	126
Southern Union Co	90,657	3,898	American National Insurance Co	1,445	108
UGI Corp	15,557	471	Aon Corp	47,542	2,288
	$ 26,256		Arch Capital Group Ltd (a)	80,124	2,709
Hand & Machine Tools - 0.50%			Arthur J Gallagher & Co	16,751	471
Kennametal Inc	34,946	1,378	Assurant Inc	36,834	1,312
Lincoln Electric Holdings Inc	20,056	687	Assured Guaranty Ltd	72,200	1,022
Regal-Beloit Corp	28,736	1,742	Axis Capital Holdings Ltd	24,538	782
Snap-on Inc	28,362	1,613	Brown & Brown Inc	31,628	690
Stanley Black & Decker Inc	35,449	2,331	Cincinnati Financial Corp	49,853	1,363
	$ 7,751		CNA Financial Corp	8,100	223
Healthcare - Products - 3.36%			Endurance Specialty Holdings Ltd	8,531	348
Alere Inc (a)	25,257	745	Everest Re Group Ltd	150,737	12,378
Boston Scientific Corp (a)	1,943,529	13,916	Fidelity National Financial Inc	32,093	523
Bruker BioSciences Corp (a)	27,800	479	Genworth Financial Inc (a)	919,699	7,652
CareFusion Corp (a)	36,882	973	Hartford Financial Services Group Inc	596,339	13,967
Cooper Cos Inc/The	54,677	4,183	HCC Insurance Holdings Inc	56,137	1,691
DENTSPLY International Inc	36,841	1,396	Lincoln National Corp	313,962	8,320
Gen-Probe Inc (a)	2,400	145	Loews Corp	13,540	540
Henry Schein Inc (a)	5,995	398	Markel Corp (a)	1,148	460
Hill-Rom Holdings Inc	43,231	1,612	Marsh & McLennan Cos Inc	342,618	10,103
Hologic Inc (a)	446,449	8,290	PartnerRe Ltd	128,902	8,612
IDEXX Laboratories Inc (a)	2,382	198	Progressive Corp/The	93,679	1,844
Kinetic Concepts Inc (a)	164,449	11,008	Protective Life Corp	143,231	3,045
Patterson Cos Inc	152,887	4,716	Reinsurance Group of America Inc	33,059	1,925
QIAGEN NV (a)	32,247	546	RenaissanceRe Holdings Ltd	6,526	454
Techne Corp	6,400	485	StanCorp Financial Group Inc	40,561	1,349
Teleflex Inc	16,141	972	Torchmark Corp	56,946	2,300
Thoratec Corp (a)	22,900	771	Transatlantic Holdings Inc	7,642	391
Zimmer Holdings Inc (a)	26,861	1,612	Unitrin Inc	10,754	303
	$ 52,445		Unum Group	487,260	11,884
Healthcare - Services - 2.20%			Validus Holdings Ltd	14,005	372
Aetna Inc	182,915	7,589	White Mountains Insurance Group Ltd	400	169
AMERIGROUP Corp (a)	3,084	170	WR Berkley Corp	307,884	9,480
Brookdale Senior Living Inc (a)	62,800	1,343	XL Group PLC	523,296	10,738
CIGNA Corp	53,922	2,684		$ 124,528
Community Health Systems Inc (a)	91,100	2,354	Internet - 1.25%
Covance Inc (a)	14,500	830	Akamai Technologies Inc (a)	3,538	86
Coventry Health Care Inc (a)	38,226	1,224	Expedia Inc	84,609	2,681
DaVita Inc (a)	900	75	IAC/InterActiveCorp (a)	11,066	458
Health Management Associates Inc (a)	290,584	2,761	Liberty Media Corp - Interactive (a)	872,616	14,320
Health Net Inc (a)	174,081	4,895	Symantec Corp (a)	87,900	1,675
Humana Inc	24,831	1,852	WebMD Health Corp (a)	9,000	317
LifePoint Hospitals Inc (a)	105,425	3,911		$ 19,537
Mednax Inc (a)	45,735	3,117	Investment Companies - 0.03%
Quest Diagnostics Inc	2,776	150	Ares Capital Corp	29,450	475
Tenet Healthcare Corp (a)	97,422	542
Universal Health Services Inc	15,600	774	Iron & Steel - 0.27%
	$ 34,271		Nucor Corp	44,241	1,720
			Reliance Steel & Aluminum Co	8,936	420
			Schnitzer Steel Industries Inc	11,631	591

See accompanying notes

171

Schedule of Investments
MidCap Value Fund I
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Iron & Steel (continued)			Office & Business Equipment (continued)
Steel Dynamics Inc	12,411 $	194	Xerox Corp	193,434 $	1,805
United States Steel Corp	30,509	1,220		$ 2,350
	$ 4,145		Oil & Gas - 5.59%
Leisure Products & Services - 0.49%			Atwood Oceanics Inc (a)	58,191	2,717
Carnival Corp	2,400	80	Cabot Oil & Gas Corp	109,559	8,116
Polaris Industries Inc	1,100	130	Cimarex Energy Co	8,676	765
Royal Caribbean Cruises Ltd	234,547	7,182	Comstock Resources Inc (a)	28,126	897
WMS Industries Inc (a)	12,315	340	Denbury Resources Inc (a)	42,626	824
	$ 7,732		Energen Corp	67,650	3,979
Lodging - 0.84%			EQT Corp	67,806	4,305
Choice Hotels International Inc	5,048	154	Forest Oil Corp (a)	35,600	926
MGM Resorts International (a)	59,364	897	Helmerich & Payne Inc	104,603	7,222
Starwood Hotels & Resorts Worldwide Inc	52,800	2,902	HollyFrontier Corp	132,072	9,957
Wyndham Worldwide Corp	263,957	9,130	Murphy Oil Corp	54,749	3,516
	$ 13,083		Nabors Industries Ltd (a)	39,582	1,045
Machinery - Construction & Mining - 0.14%			Newfield Exploration Co (a)	165,225	11,139
Joy Global Inc	23,600	2,217	Noble Energy Inc	70,708	7,048
			Patterson-UTI Energy Inc	18,922	616
Machinery - Diversified - 0.18%			Pioneer Natural Resources Co	58,774	5,465
AGCO Corp (a)	13,111	622	Plains Exploration & Production Co (a)	19,383	756
CNH Global NV (a)	5,573	213	QEP Resources Inc	14,303	627
Cummins Inc	6,180	648	Quicksilver Resources Inc (a)	135,086	1,911
Flowserve Corp	1,058	105	Range Resources Corp	89,641	5,841
Graco Inc	25,500	1,120	Rowan Cos Inc (a)	24,637	965
IDEX Corp	1,816	75	SM Energy Co	6,978	526
	$ 2,783		Sunoco Inc	16,819	684
			Tesoro Corp (a)	137,153	3,331
Media AMC Networks - 3.05% Inc (a)	8,600	320	Unit Corp (a)	34,552	2,074
Cablevision Systems Corp	34,402	838	Valero Energy Corp	78,548	1,973
CBS Corp	227,090	6,216		$ 87,225
Discovery Communications Inc - C Shares (a)	11,300	407	Oil & Gas Services - 1.50%
DISH Network Corp (a)	423,050	12,535	Cameron International Corp (a)	145,146	8,120
Gannett Co Inc	33,611	429	Dresser-Rand Group Inc (a)	14,600	780
Liberty Global Inc - A Shares (a)	240,136	10,037	Oceaneering International Inc	110,858	4,789
Liberty Media Corp - Capital Series A (a)	24,134	1,926	Oil States International Inc (a)	93,841	7,572
Liberty Media Corp - Starz (a)	7,292	560	SEACOR Holdings Inc	9,060	910
McGraw-Hill Cos Inc/The	11,358	473	Superior Energy Services Inc (a)	28,270	1,173
News Corp - Class A	24,800	397		$ 23,344
Scripps Networks Interactive	273,479	12,673	Packaging & Containers - 0.47%
Viacom Inc	6,080	294	Bemis Co Inc	60,172	1,902
Washington Post Co/The	1,097	441	Greif Inc	40,484	2,471
	$ 47,546		Owens-Illinois Inc (a)	22,848	529
Metal Fabrication & Hardware - 0.13%			Packaging Corp of America	25,873	690
Timken Co	26,432	1,154	Sealed Air Corp	21,770	469
Valmont Industries Inc	9,000	876	Sonoco Products Co	37,938	1,216
	$ 2,030			$ 7,277
Mining - 0.59%			Pharmaceuticals - 1.90%
Royal Gold Inc	8,700	558	Cephalon Inc (a)	10,519	841
Stillwater Mining Co (a)	327,750	5,015	Eli Lilly & Co	500	19
Thompson Creek Metals Co Inc (a)	334,546	3,024	Forest Laboratories Inc (a)	161,873	5,999
Vulcan Materials Co	15,791	541	Herbalife Ltd	31,320	1,745
	$ 9,138		Mead Johnson Nutrition Co	74,663	5,329
Miscellaneous Manufacturing - 3.10%			Omnicare Inc	156,311	4,767
			SXC Health Solutions Corp (a)	12,200	770
Aptargroup Inc	28,435	1,451	VCA Antech Inc (a)	66,299	1,296
Carlisle Cos Inc	34,586	1,495
Cooper Industries PLC	109,702	5,738	Warner Chilcott PLC	392,238	8,245
			Watson Pharmaceuticals Inc (a)	10,419	699
Crane Co	30,077	1,393
Dover Corp	8,723	527		$ 29,710
Eaton Corp	137,040	6,571	Pipelines - 0.26%
Harsco Corp	33,789	926	El Paso Corp	9,482	195
Ingersoll-Rand PLC	14,748	552	Oneok Inc	12,120	882
ITT Corp	25,460	1,358	Spectra Energy Corp	89,518	2,419
Parker Hannifin Corp	99,897	7,894	Williams Cos Inc	19,644	623
Pentair Inc	264,051	9,720		$ 4,119
SPX Corp	15,585	1,173	Private Equity - 0.24%
Textron Inc	341,910	7,909	American Capital Ltd (a)	392,161	3,792
Trinity Industries Inc	54,808	1,633
	$ 48,340		Real Estate - 0.17%
Office & Business Equipment - 0.15%			CB Richard Ellis Group Inc (a)	13,800	301
Pitney Bowes Inc	25,316	545	Forest City Enterprises Inc (a)	75,706	1,363

See accompanying notes

172

Schedule of Investments MidCap Value Fund I July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Real Estate (continued)			Retail (continued)
Jones Lang LaSalle Inc	12,500 $	1,064	RadioShack Corp	21,493 $	299
	$ 2,728		Sears Holdings Corp (a)	10,214	712
REITS - 9.08%			Signet Jewelers Ltd	67,482	2,891
Alexandria Real Estate Equities Inc	62,805	5,150	Staples Inc	103,531	1,663
American Capital Agency Corp	15,757	440	Tractor Supply Co	22,520	1,484
Annaly Capital Management Inc	99,470	1,669	Ulta Salon Cosmetics & Fragrance Inc (a)	500	31
AvalonBay Communities Inc	75,383	10,116	Williams-Sonoma Inc	28,589	1,058
Boston Properties Inc	50,818	5,455		$ 41,639
BRE Properties Inc	132,874	6,973	Savings & Loans - 0.81%
Camden Property Trust	91,702	6,150	First Niagara Financial Group Inc	43,403	532
Chimera Investment Corp	125,629	387	Hudson City Bancorp Inc	161,736	1,335
CommonWealth REIT	14,886	352	New York Community Bancorp Inc	179,081	2,423
Developers Diversified Realty Corp	26,747	391	People's United Financial Inc	456,759	5,791
Digital Realty Trust Inc	3,000	184	TFS Financial Corp (a)	32,600	308
Douglas Emmett Inc	134,996	2,700	Washington Federal Inc	130,193	2,201
Duke Realty Corp	49,374	693		$ 12,590
Equity Residential	40,759	2,520	Semiconductors - 1.68%
Essex Property Trust Inc	38,236	5,367	Cree Inc (a)	12,599	414
Federal Realty Investment Trust	3,198	279	Cypress Semiconductor Corp	38,400	790
General Growth Properties Inc	68,939	1,159	Fairchild Semiconductor International Inc (a)	57,070	856
HCP Inc	74,489	2,736	Integrated Device Technology Inc (a)	132,810	908
Health Care REIT Inc	83,994	4,434	Intersil Corp	44,919	541
Hospitality Properties Trust	117,283	2,961	KLA-Tencor Corp	14,727	587
Host Hotels & Resorts Inc	627,131	9,940	LSI Corp (a)	90,936	669
Kimco Realty Corp	480,029	9,135	Marvell Technology Group Ltd (a)	70,130	1,039
Liberty Property Trust	59,391	2,017	Maxim Integrated Products Inc	138,523	3,181
Macerich Co/The	69,778	3,707	Micron Technology Inc (a)	221,227	1,630
Mack-Cali Realty Corp	51,519	1,714	Novellus Systems Inc (a)	19,211	596
MFA Financial Inc	821,332	6,152	NVIDIA Corp (a)	308,816	4,271
Piedmont Office Realty Trust Inc	25,778	530	ON Semiconductor Corp (a)	291,320	2,532
Plum Creek Timber Co Inc	59,281	2,266	PMC - Sierra Inc (a)	78,446	549
ProLogis Inc	172,494	6,146	QLogic Corp (a)	71,759	1,089
Rayonier Inc	49,050	3,161	Teradyne Inc (a)	39,050	527
Realty Income Corp	18,225	592	Xilinx Inc	187,445	6,017
Regency Centers Corp	35,597	1,599		$ 26,196
Senior Housing Properties Trust	61,269	1,467	Shipbuilding - 0.02%
SL Green Realty Corp	51,736	4,243	Huntington Ingalls Industries Inc (a)	10,492	351
Tanger Factory Outlet Centers	212,310	5,828
Taubman Centers Inc	127,881	7,660	Software - 1.83%
UDR Inc	21,711	571	Activision Blizzard Inc	57,965	686
Ventas Inc	157,107	8,504	BMC Software Inc (a)	70,532	3,048
Vornado Realty Trust	24,468	2,289	Broadridge Financial Solutions Inc	1,454	34
Weingarten Realty Investors	37,081	953	CA Inc	52,527	1,171
Weyerhaeuser Co	152,372	3,046	Check Point Software Technologies Ltd (a)	74,252	4,281
	$ 141,636		Compuware Corp (a)	12,272	119
Retail - 2.67%			Electronic Arts Inc (a)	187,727	4,177
Abercrombie & Fitch Co	11,189	818	Emdeon Inc (a)	5,814	90
American Eagle Outfitters Inc	41,037	539	Fidelity National Information Services Inc	35,923	1,078
AutoZone Inc (a)	12,600	3,597	Fiserv Inc (a)	6,369	384
Bed Bath & Beyond Inc (a)	19,180	1,122	Parametric Technology Corp (a)	299,002	6,216
Best Buy Co Inc	99,234	2,739	QLIK Technologies Inc (a)	58,449	1,772
Big Lots Inc (a)	10,389	362	Quest Software Inc (a)	224,819	4,267
BJ's Wholesale Club Inc (a)	700	35	Solera Holdings Inc	17,700	989
Brinker International Inc	2,524	61	VeriFone Systems Inc (a)	5,300	209
CarMax Inc (a)	80,243	2,566		$ 28,521
Chico's FAS Inc	26,292	397	Telecommunications - 1.31%
Chipotle Mexican Grill Inc (a)	800	260	Amdocs Ltd (a)	25,420	802
Copart Inc (a)	19,800	860	EchoStar Holding Corp (a)	7,942	266
Dick's Sporting Goods Inc (a)	18,400	681	Frontier Communications Corp	140,036	1,049
Dillard's Inc	7,450	419	Harris Corp	12,836	512
Dollar Tree Inc (a)	29,210	1,935	Level 3 Communications Inc (a)	429,039	935
Foot Locker Inc	21,603	469	Motorola Mobility Holdings Inc (a)	32,285	723
GameStop Corp (a)	41,956	989	Polycom Inc (a)	148,359	4,010
Gap Inc/The	56,449	1,089	Sprint Nextel Corp (a)	2,515,548	10,641
Guess? Inc	29,500	1,125	Telephone & Data Systems Inc	19,047	540
JC Penney Co Inc	53,079	1,633	Tellabs Inc	75,678	313
Kohl's Corp	2,466	135	US Cellular Corp (a)	3,066	135
Macy's Inc	112,167	3,238	Windstream Corp	48,816	596
O'Reilly Automotive Inc (a)	21,930	1,305
				$ 20,522
Penske Automotive Group Inc	35,490	785
PVH Corp	88,646	6,342

See accompanying notes

173

Schedule of Investments MidCap Value Fund I July 31, 2011 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)	Sector	Percent
			Financial	32.50%
Textiles - 0.08%			Consumer, Non-cyclical	15.28%
Cintas Corp	17,576 $	572
Mohawk Industries Inc (a)	14,444	752	Utilities	12.56%
			Industrial	10.25%
		$ 1,324	Consumer, Cyclical	9.00%
Toys, Games & Hobbies - 0.42%			Energy	7.85%
Hasbro Inc	142,333	5,631	Communications	5.79%
Mattel Inc	36,012	960	Technology	4.93%
		$ 6,591	Basic Materials	3.95%
Transportation - 0.60%			Diversified	0.07%
Kansas City Southern (a)	94,102	5,585
Kirby Corp (a)	3,290	192	Liabilities in Excess of Other Assets, Net	(2.18)%
			TOTAL NET ASSETS	100.00%
Ryder System Inc	58,382	3,288
Tidewater Inc	4,348	236
UTI Worldwide Inc	2,094	34
		$ 9,335
Trucking & Leasing - 0.03%
GATX Corp	11,169	440

Water - 0.30%
American Water Works Co Inc	146,711	4,108
Aqua America Inc	26,300	556
		$ 4,664
TOTAL COMMON STOCKS		$ 1,527,667
Maturity
	Amount
REPURCHASE AGREEMENTS - 4.28%	(000's)	Value (000's)
Banks - 4.28%
Investment in Joint Trading Account; Credit Suisse $	14,647	$ 14,647
Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
US Treasury Strips; $14,939,268; 4.50% -
9.00%; dated 11/15/18 - 08/15/39)
Investment in Joint Trading Account; Deutsche	27,463	27,462
Bank Repurchase Agreement; 0.18% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $28,011,128;
0.00% - 5.92%; dated 01/03/12 - 01/15/37)
Investment in Joint Trading Account; Merrill	15,493	15,492
Lynch Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $15,802,198;
0.00%; dated 10/21/11 - 04/15/42)
Investment in Joint Trading Account; Morgan	9,154	9,154
Stanley Repurchase Agreement; 0.16% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $9,337,042; 0.88%
- 5.30%; dated 05/01/13 - 04/26/19)
		$ 66,755
TOTAL REPURCHASE AGREEMENTS		$ 66,755
Total Investments		$ 1,594,422
Liabilities in Excess of Other Assets, Net - (2.18)%		$ (33,987)
TOTAL NET ASSETS - 100.00%		$ 1,560,435

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 194,060
Unrealized Depreciation	(57,369)
Net Unrealized Appreciation (Depreciation)	$ 136,691
Cost for federal income tax purposes	$ 1,457,731
All dollar amounts are shown in thousands (000's)

See accompanying notes

174

Schedule of Investments
MidCap Value Fund I
July 31, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2011	Long	359 $	34,346	$ 33,807	$ (539)
					$ (539)
All dollar amounts are shown in thousands (000's)

See accompanying notes

175

Schedule of Investments
MidCap Value Fund III
July 31, 2011 (unaudited)

COMMON STOCKS - 94.84%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.01%			Biotechnology - 0.04%
Interpublic Group of Cos Inc	1,077 $	11	Bio-Rad Laboratories Inc (a)	105 $	11
			Life Technologies Corp (a)	567	26
Aerospace & Defense - 2.21%				$ 37
Alliant Techsystems Inc	166	11	Building Materials - 0.97%
BE Aerospace Inc (a)	29	1	Masco Corp	87,500	923
Goodrich Corp	12,458	1,185	Owens Corning Inc (a)	384	14
L-3 Communications Holdings Inc	11,669	923		$ 937
Spirit Aerosystems Holdings Inc (a)	468	10	Chemicals - 1.65%
	$ 2,130		Ashland Inc	277	17
Agriculture - 3.26%			Cabot Corp	11,957	468
Bunge Ltd	338	23	CF Industries Holdings Inc	6,728	1,045
Lorillard Inc	20,093	2,134	Cytec Industries Inc	261	15
Reynolds American Inc	27,800	979	Huntsman Corp	548	10
	$ 3,136		Rockwood Holdings Inc (a)	18	1
Airlines - 0.05%			RPM International Inc	707	15
Copa Holdings SA	38	2	Valspar Corp	454	15
Delta Air Lines Inc (a)	1,829	14	Westlake Chemical Corp	83	4
Southwest Airlines Co	2,275	23	WR Grace & Co (a)	38	2
United Continental Holdings Inc (a)	262	5		$ 1,592
	$ 44		Coal - 0.03%
Apparel - 1.33%			Alpha Natural Resources Inc (a)	346	15
Hanesbrands Inc (a)	40,900	1,248	Arch Coal Inc	510	13
VF Corp	306	36		$ 28
	$ 1,284		Commercial Services - 2.13%
Automobile Manufacturers - 0.02%			Aaron's Inc	116	3
Navistar International Corp (a)	175	9	Career Education Corp (a)	327	7
Oshkosh Corp (a)	483	12	Corrections Corp of America (a)	569	12
	$ 21		DeVry Inc	68	4
Automobile Parts & Equipment - 0.26%			Education Management Corp (a)	204	5
Autoliv Inc	314	21	Equifax Inc	426	15
Federal-Mogul Corp (a)	77	2	Genpact Ltd (a)	150	2
Lear Corp	370	18	H&R Block Inc	668	10
TRW Automotive Holdings Corp (a)	4,041	204	KAR Auction Services Inc (a)	120	2
Visteon Corp/New (a)	150	9	Manpower Inc	286	14
	$ 254		Paychex Inc	137	4
Banks - 7.08%			Quanta Services Inc (a)	665	12
Associated Banc-Corp	939	13	RR Donnelley & Sons Co	723	14
Bank of Hawaii Corp	253	11	SAIC Inc (a)	675	11
BOK Financial Corp	127	7	Service Corp International/US	1,272	13
Capital One Financial Corp	33,150	1,584	Total System Services Inc	838	16
CIT Group Inc (a)	618	25	Towers Watson & Co	16,351	1,000
City National Corp/CA	247	13	Verisk Analytics Inc (a)	100	3
Comerica Inc	530	17	Western Union Co/The	46,300	899
Commerce Bancshares Inc/MO	10,744	440		$ 2,046
Cullen/Frost Bankers Inc	167	9	Computers - 1.28%
East West Bancorp Inc	19,698	365	Brocade Communications Systems Inc (a)	2,561	14
Fifth Third Bancorp	97,281	1,231	Cognizant Technology Solutions Corp (a)	3,526	246
First Citizens BancShares Inc/NC	27	5	Computer Sciences Corp	12,535	442
First Horizon National Corp	1,348	12	Diebold Inc	346	10
First Republic Bank/San Francisco CA (a)	389	11	DST Systems Inc	159	8
Fulton Financial Corp	1,032	10	Lexmark International Inc (a)	405	14
Huntington Bancshares Inc/OH	131,533	795	NCR Corp (a)	180	4
KeyCorp	47,183	380	SanDisk Corp (a)	829	35
M&T Bank Corp	10,169	877	Synopsys Inc (a)	464	11
Northern Trust Corp	774	35	Western Digital Corp (a)	13,078	451
PNC Financial Services Group Inc	15,900	863		$ 1,235
Popular Inc (a)	5,433	13	Consumer Products - 0.08%
Regions Financial Corp	3,874	24	Avery Dennison Corp	349	11
SunTrust Banks Inc	1,676	41	Clorox Co	387	28
TCF Financial Corp	827	10	Fortune Brands Inc	475	28
Valley National Bancorp	854	11	Jarden Corp	283	9
Zions Bancorporation	548	12	Scotts Miracle-Gro Co/The	32	2
	$ 6,814			$ 78
Beverages - 0.62%			Distribution & Wholesale - 0.03%
Brown-Forman Corp	80	6	Genuine Parts Co	404	22
Coca-Cola Enterprises Inc	404	11	WESCO International Inc (a)	121	6
Constellation Brands Inc (a)	27,252	556		$ 28
Molson Coors Brewing Co	484	22	Diversified Financial Services - 5.80%
	$ 595		Affiliated Managers Group Inc (a)	79	8
			Ameriprise Financial Inc	35,474	1,919

See accompanying notes

176

Schedule of Investments MidCap Value Fund III July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Diversified Financial Services (continued)			Entertainment (continued)
Discover Financial Services	98,932 $	2,534	Penn National Gaming Inc (a)	212 $	9
E*Trade Financial Corp (a)	774	12		$ 1,532
Federated Investors Inc	92	2	Environmental Control - 0.04%
Interactive Brokers Group Inc - A Shares	193	3	Republic Services Inc	1,118	33
Invesco Ltd	1,675	37	Waste Connections Inc	75	2
Legg Mason Inc	467	14		$ 35
NASDAQ OMX Group Inc/The (a)	576	14	Food - 1.72%
NYSE Euronext	645	22	Campbell Soup Co	229	8
Raymond James Financial Inc	369	12	ConAgra Foods Inc	1,280	33
SLM Corp	64,426	1,004	Corn Products International Inc	7,889	401
	$ 5,581		Dean Foods Co (a)	938	10
Electric - 6.17%			Hershey Co/The	217	12
AES Corp/The (a)	2,050	25	HJ Heinz Co	477	25
Alliant Energy Corp	25,281	996	Hormel Foods Corp	342	10
Ameren Corp	743	21	JM Smucker Co/The	362	28
Calpine Corp (a)	1,081	18	Ralcorp Holdings Inc (a)	172	15
CMS Energy Corp	1,117	21	Safeway Inc	34,968	706
Consolidated Edison Inc	1,295	68	Smithfield Foods Inc (a)	591	13
Constellation Energy Group Inc	574	22	SUPERVALU Inc	1,150	10
DPL Inc	356	11	Tyson Foods Inc	21,603	379
DTE Energy Co	522	26		$ 1,650
Edison International	1,317	50	Forest Products & Paper - 0.60%
Entergy Corp	548	37	Domtar Corp	6,570	525
Great Plains Energy Inc	694	14	International Paper Co	1,209	36
Integrys Energy Group Inc	346	17	MeadWestvaco Corp	587	18
MDU Resources Group Inc	31,082	671		$ 579
Northeast Utilities	545	19	Gas - 2.23%
NRG Energy Inc (a)	760	19
			AGL Resources Inc	245	10
NSTAR	321	14	Atmos Energy Corp	282	9
NV Energy Inc	1,044	15	CenterPoint Energy Inc	58,811	1,152
OGE Energy Corp	356	18	National Fuel Gas Co	217	16
Pepco Holdings Inc	670	13	NiSource Inc	28,860	581
Pinnacle West Capital Corp	40,318	1,707	Questar Corp	547	10
PPL Corp	37,345	1,042	Sempra Energy	748	38
Progress Energy Inc	1,304	61	Southern Union Co	385	17
SCANA Corp	360	14	UGI Corp	10,490	317
TECO Energy Inc	642	12		$ 2,150
Westar Energy Inc	459	12	Hand & Machine Tools - 1.44%
Wisconsin Energy Corp	721	22	Kennametal Inc	254	10
Xcel Energy Inc	40,711	977	Lincoln Electric Holdings Inc	172	6
	$ 5,942		Regal-Beloit Corp	205	12
Electrical Components & Equipment - 1.53%			Snap-on Inc	253	14
Energizer Holdings Inc (a)	248	20
General Cable Corp (a)	134	5	Stanley Black & Decker Inc	20,386	1,341
				$ 1,383
Hubbell Inc	4,894	291	Healthcare - Products - 0.20%
Molex Inc	49,396	1,160	Alere Inc (a)	298	9
	$ 1,476		Boston Scientific Corp (a)	5,218	37
Electronics - 0.48%			CareFusion Corp (a)	533	14
Arrow Electronics Inc (a)	306	11
Avnet Inc (a)	531	15	Cooper Cos Inc/The	184	14
			DENTSPLY International Inc	289	11
AVX Corp	219	3	Henry Schein Inc (a)	151	10
Garmin Ltd	348	11	Hill-Rom Holdings Inc	32	1
Itron Inc (a)	215	9	Hologic Inc (a)	908	17
Jabil Circuit Inc	178	3	Patterson Cos Inc	329	10
PerkinElmer Inc	392	10	QIAGEN NV (a)	812	14
Tech Data Corp (a)	248	12
(a)			Teleflex Inc	180	11
Thomas & Betts Corp	7,649	373	Zimmer Holdings Inc (a)	677	41
Vishay Intertechnology Inc (a)	773	11
				$ 189
	$ 458		Healthcare - Services - 5.28%
Engineering & Construction - 0.89%			AMERIGROUP Corp (a)	77	4
Aecom Technology Corp (a)	356	9
			CIGNA Corp	37,642	1,873
Chicago Bridge & Iron Co NV	12,344	509	Coventry Health Care Inc (a)	53,516	1,712
Jacobs Engineering Group Inc (a)	442	17	HCA Holdings Inc (a)	5,172	138
KBR Inc	8,694	310	Health Net Inc (a)	490	14
McDermott International Inc (a)	156	3
(a)			Humana Inc	15,076	1,124
URS Corp	282	12	LifePoint Hospitals Inc (a)	264	10
	$ 860		Quest Diagnostics Inc	70	4
Entertainment - 1.59%			Tenet Healthcare Corp (a)	36,405	203
International Game Technology	81,473	1,514		$ 5,082
Madison Square Garden Co/The (a)	326	9

See accompanying notes

177

Schedule of Investments
MidCap Value Fund III
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Holding Companies - Diversified - 0.02%			Lodging - 0.04%
Leucadia National Corp	672 $	23	Choice Hotels International Inc	127 $	4
			MGM Resorts International (a)	846	12
Home Builders - 0.03%			Wyndham Worldwide Corp	603	21
DR Horton Inc	836	10		$ 37
NVR Inc (a)	18	12	Machinery - Diversified - 0.45%
Toll Brothers Inc (a)	458	9	AGCO Corp (a)	8,874	421
	$ 31		CNH Global NV (a)	140	5
Home Furnishings - 0.02%			Flowserve Corp	27	3
Harman International Industries Inc	127	5	IDEX Corp	46	2
Whirlpool Corp	234	16		$ 431
	$ 21		Media - 1.34%
Housewares - 0.02%			CBS Corp	15,444	423
Newell Rubbermaid Inc	981	15	DISH Network Corp (a)	10,395	308
			Gannett Co Inc	847	11
Insurance - 7.24%			Liberty Media Corp - Capital Series A (a)	250	20
Allied World Assurance Co Holdings AG	196	11	Liberty Media Corp - Starz (a)	183	14
American Financial Group Inc/OH	17,900	608	McGraw-Hill Cos Inc/The	12,125	504
American National Insurance Co	36	3	Washington Post Co/The	27	11
Aon Corp	1,198	58		$ 1,291
Arch Capital Group Ltd (a)	459	15	Metal Fabrication & Hardware - 0.34%
Arthur J Gallagher & Co	422	12	Timken Co	7,571	331
Assurant Inc	12,014	428
Axis Capital Holdings Ltd	447	14	Mining - 0.02%
Brown & Brown Inc	630	14	Vulcan Materials Co	398	14
Chubb Corp	7,900	494
Cincinnati Financial Corp	514	14	Miscellaneous Manufacturing - 4.68%
Endurance Specialty Holdings Ltd	215	9	Aptargroup Inc	233	12
Everest Re Group Ltd	167	14	Carlisle Cos Inc	302	13
Fidelity National Financial Inc	808	13	Cooper Industries PLC	3,959	207
Genworth Financial Inc (a)	1,512	13	Crane Co	252	12
Hartford Financial Services Group Inc	27,424	642	Dover Corp	227	14
HCC Insurance Holdings Inc	405	12	Eaton Corp	36,613	1,755
Lincoln National Corp	1,136	30	Harsco Corp	397	11
Markel Corp (a)	29	12	Ingersoll-Rand PLC	371	14
Marsh & McLennan Cos Inc	1,982	58	ITT Corp	17,341	925
PartnerRe Ltd	203	13	Parker Hannifin Corp	10,088	797
Progressive Corp/The	2,345	46	Pentair Inc	343	12
Protective Life Corp	14,782	315	SPX Corp	9,416	709
Reinsurance Group of America Inc	13,398	780	Textron Inc	908	21
RenaissanceRe Holdings Ltd	165	11		$ 4,502
StanCorp Financial Group Inc	237	8	Office & Business Equipment - 1.01%
Torchmark Corp	9,968	402	Pitney Bowes Inc	638	14
Transatlantic Holdings Inc	193	10	Xerox Corp	102,575	957
Unitrin Inc	271	8		$ 971
Unum Group	1,091	27	Oil & Gas - 6.58%
Validus Holdings Ltd	17,140	455	Atwood Oceanics Inc (a)	231	11
Willis Group Holdings PLC	33,400	1,367	Cimarex Energy Co	218	19
WR Berkley Corp	421	13	Denbury Resources Inc (a)	354	7
XL Group PLC	50,662	1,040	Energen Corp	9,184	540
	$ 6,969		EQT Corp	284	18
Internet - 0.84%			Helmerich & Payne Inc	37	3
Akamai Technologies Inc (a)	89	2	HollyFrontier Corp	6,845	516
Expedia Inc	409	13	Murphy Oil Corp	17,469	1,122
IAC/InterActiveCorp (a)	18,233	755	Nabors Industries Ltd (a)	997	26
Liberty Media Corp - Interactive (a)	2,118	35	Newfield Exploration Co (a)	198	13
	$ 805		Noble Energy Inc	490	49
Investment Companies - 0.01%			Patterson-UTI Energy Inc	24,949	812
Ares Capital Corp	742	12	Pioneer Natural Resources Co	7,942	739
			Plains Exploration & Production Co (a)	488	19
Iron & Steel - 0.09%			QEP Resources Inc	202	9
Nucor Corp	1,115	43	Quicksilver Resources Inc (a)	596	8
Reliance Steel & Aluminum Co	225	11	Rowan Cos Inc (a)	381	15
Schnitzer Steel Industries Inc	90	4	Seadrill Ltd	32,700	1,137
Steel Dynamics Inc	313	5	Sunoco Inc	423	17
United States Steel Corp	443	18	Tesoro Corp (a)	11,137	270
	$ 81		Unit Corp (a)	222	13
Leisure Products & Services - 1.08%			Valero Energy Corp	38,531	968
Royal Caribbean Cruises Ltd	33,600	1,029		$ 6,331
WMS Industries Inc (a)	310	8	Oil & Gas Services - 0.03%
	$ 1,037		Cameron International Corp (a)	224	12

See accompanying notes

178

Schedule of Investments MidCap Value Fund III July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas Services (continued)			REITS (continued)
Oil States International Inc (a)	44 $	4	Weingarten Realty Investors	411 $	11
SEACOR Holdings Inc	114	11	Weyerhaeuser Co	1,179	24
	$ 27			$ 5,903
Packaging & Containers - 0.92%			Retail - 3.16%
Bemis Co Inc	371	12	Abercrombie & Fitch Co	66	5
Greif Inc	201	12	American Eagle Outfitters Inc	1,034	14
Owens-Illinois Inc (a)	575	13	Best Buy Co Inc	1,114	31
Sealed Air Corp	38,848	836	Big Lots Inc (a)	261	9
Sonoco Products Co	336	11	Brinker International Inc	64	2
	$ 884		CarMax Inc (a)	664	21
Pharmaceuticals - 3.44%			Chico's FAS Inc	312	5
AmerisourceBergen Corp	14,682	562	Dillard's Inc	4,600	259
Cardinal Health Inc	16,200	709	DSW Inc	8,170	433
Cephalon Inc (a)	265	21	Foot Locker Inc	43,293	941
Forest Laboratories Inc (a)	18,750	695	GameStop Corp (a)	478	11
Mead Johnson Nutrition Co	594	42	Gap Inc/The	1,422	27
Omnicare Inc	41,557	1,268	JC Penney Co Inc	516	16
VCA Antech Inc (a)	458	9	Macy's Inc	26,061	752
Warner Chilcott PLC	79	2	PVH Corp	159	11
Watson Pharmaceuticals Inc (a)	39	3	RadioShack Corp	541	7
	$ 3,311		Signet Jewelers Ltd	10,325	442
Pipelines - 1.30%			Staples Inc	2,534	41
El Paso Corp	239	5	Williams-Sonoma Inc	266	10
Oneok Inc	6,306	459		$ 3,037
Spectra Energy Corp	29,157	788	Savings & Loans - 0.99%
	$ 1,252		First Niagara Financial Group Inc	1,094	13
Private Equity - 0.01%			Hudson City Bancorp Inc	1,536	13
American Capital Ltd (a)	1,278	12	New York Community Bancorp Inc	66,679	902
			People's United Financial Inc	1,160	15
Real Estate - 0.91%			Washington Federal Inc	602	10
CB Richard Ellis Group Inc (a)	11,760	256		$ 953
Forest City Enterprises Inc (a)	728	13	Semiconductors - 1.80%
Jones Lang LaSalle Inc	7,126	607	Atmel Corp (a)	28,464	344
	$ 876		Cree Inc (a)	317	11
REITS - 6.13%			Fairchild Semiconductor International Inc (a)	677	10
Alexandria Real Estate Equities Inc	193	16	KLA-Tencor Corp	203	8
American Capital Agency Corp	397	11	LSI Corp (a)	2,292	17
Annaly Capital Management Inc	38,707	649	Marvell Technology Group Ltd (a)	1,767	26
AvalonBay Communities Inc	328	44	Microchip Technology Inc	28,600	965
Boston Properties Inc	139	15	Micron Technology Inc (a)	42,610	314
BRE Properties Inc	16,915	887	Novellus Systems Inc (a)	484	15
Camden Property Trust	103	7	PMC - Sierra Inc (a)	1,109	8
Chimera Investment Corp	3,167	10	QLogic Corp (a)	102	2
CommonWealth REIT	375	9	Teradyne Inc (a)	984	13
Developers Diversified Realty Corp	674	10		$ 1,733
Douglas Emmett Inc	653	13	Shipbuilding - 0.01%
Duke Realty Corp	915	13	Huntington Ingalls Industries Inc (a)	264	9
Equity Residential	18,538	1,145
Essex Property Trust Inc	12,755	1,790	Software - 0.95%
Federal Realty Investment Trust	81	7	Activision Blizzard Inc	1,461	17
General Growth Properties Inc	1,737	29	BMC Software Inc (a)	5,306	229
HCP Inc	1,527	56	Broadridge Financial Solutions Inc	36	1
Health Care REIT Inc	640	34	CA Inc	1,324	30
Hospitality Properties Trust	385	10	Compuware Corp (a)	310	3
Host Hotels & Resorts Inc	2,142	34	Dun & Bradstreet Corp	8,200	595
Kimco Realty Corp	1,473	28	Emdeon Inc (a)	146	2
Liberty Property Trust	360	12	Fidelity National Information Services Inc	905	27
Macerich Co/The	260	14	Fiserv Inc (a)	161	10
Mack-Cali Realty Corp	272	9		$ 914
Piedmont Office Realty Trust Inc	649	13	Telecommunications - 1.23%
ProLogis Inc	1,307	47	Amdocs Ltd (a)	28,263	891
Rayonier Inc	12,187	785	CenturyLink Inc	4,698	174
Realty Income Corp	459	15	EchoStar Holding Corp (a)	200	7
Regency Centers Corp	325	15	Frontier Communications Corp	3,529	26
Senior Housing Properties Trust	533	13	Harris Corp	323	13
SL Green Realty Corp	293	24	Level 3 Communications Inc (a)	5,253	12
Taubman Centers Inc	210	13	Motorola Mobility Holdings Inc (a)	814	18
UDR Inc	548	14	Telephone & Data Systems Inc	480	14
Ventas Inc	360	19	Tellabs Inc	1,916	8
Vornado Realty Trust	616	58	US Cellular Corp (a)	77	3

See accompanying notes

179

Schedule of Investments
MidCap Value Fund III
July 31, 2011 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)	Sector	Percent
			Financial	32.89%
Telecommunications (continued)			Consumer, Non-cyclical	16.76%
Windstream Corp	1,230 $	15	Industrial	14.70%
		$ 1,181	Utilities	8.76%
Textiles - 0.02%			Energy	7.94%
Cintas Corp	443	14	Consumer, Cyclical	7.68%
Mohawk Industries Inc (a)	175	9
			Technology	5.04%
		$ 23	Communications	3.42%
Toys, Games & Hobbies - 0.01%			Basic Materials	2.35%
Mattel Inc	475	13	Diversified	0.02%
			Other Assets in Excess of Liabilities, Net	0.44%
Transportation - 0.74%			TOTAL NET ASSETS	100.00%
Golar LNG Ltd	18,400	701
Kansas City Southern (a)	148	9
Kirby Corp (a)	83	5
UTI Worldwide Inc	52	1
		$ 716
Water - 0.36%
American Water Works Co Inc	12,240	343

TOTAL COMMON STOCKS		$ 91,276
	Maturity
	Amount
REPURCHASE AGREEMENTS - 4.72%	(000's)	Value (000's)
Banks - 4.72%
Investment in Joint Trading Account; Credit Suisse $	997	$ 997
Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
US Treasury Strips; $1,017,128; 4.50% -
9.00%; dated 11/15/18 - 08/15/39)
Investment in Joint Trading Account; Deutsche	1,870	1,870
Bank Repurchase Agreement; 0.18% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $1,907,113; 0.00%
- 5.92%; dated 01/03/12 - 01/15/37)
Investment in Joint Trading Account; Merrill	1,055	1,055
Lynch Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $1,075,880; 0.00%;
dated 10/21/11 - 04/15/42)
Investment in Joint Trading Account; Morgan	623	623
Stanley Repurchase Agreement; 0.16% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $635,705; 0.88% -
5.30%; dated 05/01/13 - 04/26/19)
		$ 4,545
TOTAL REPURCHASE AGREEMENTS		$ 4,545
Total Investments		$ 95,821
Other Assets in Excess of Liabilities, Net - 0.44%		$ 423
TOTAL NET ASSETS - 100.00%		$ 96,244

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 13,068
Unrealized Depreciation	(4,325)
Net Unrealized Appreciation (Depreciation)	$ 8,743
Cost for federal income tax purposes	$ 87,078
All dollar amounts are shown in thousands (000's)

See accompanying notes

180

Schedule of Investments
MidCap Value Fund III
July 31, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2011	Long	54 $	5,228	$ 5,085	$ (143)
					$ (143)
All dollar amounts are shown in thousands (000's)

See accompanying notes

181

Schedule of Investments
Money Market Fund
July 31, 2011 (unaudited)

INVESTMENT COMPANIES - 3.54%	Shares Held Value (000's)			Principal
Publicly Traded Investment Fund - 3.54%				Amount
BlackRock Liquidity Funds TempFund Portfolio	29,400,000 $	29,400	MUNICIPAL BONDS - 6.88%	(000's)	Value (000's)
DWS Money Market Series	17,500,000	17,500	California - 3.00%
	$ 46,900		California Statewide Communities Development
TOTAL INVESTMENT COMPANIES	$ 46,900		Authority FANNIE MAE
	Principal		0.16%, 08/07/2011	$ 300	$ 300
	Amount		Kern Water Bank Authority WELLS FARGO
BONDS - 12.96%	(000's) Value (000's)		0.18%, 08/07/2011	5,337	5,337
Automobile Asset Backed Securities - 2.53%			San Jose Redevelopment Agency JP MORGAN
AmeriCredit Automobile Receivables Trust			CHASE & CO
0.28%, 07/09/2012	$ 5,148 $	5,148	0.13%, 08/07/2011	26,510	26,510
0.32%, 02/08/2012	341	341	Santa Rosa Rancheria Tachi Yokut Tribe
CarMax Auto Owner Trust			Enterprise JP MORGAN CHASE & CO
0.33%, 03/15/2012(a)	2,311	2,311	0.14%, 08/07/2011	7,705	7,705
Ford Credit Auto Lease Trust					$ 39,852
0.26%, 07/15/2012	6,276	6,276	Colorado - 0.15%
Honda Auto Receivables Owner Trust			Colorado Housing & Finance Authority WELLS
0.32%, 03/15/2012(a)	3,389	3,389	FARGO
Mercedes-Benz Auto Receivables Trust			0.23%, 08/07/2011	325	325
0.22%, 07/16/2012	6,855	6,855	County of Kit Carson CO WELLS FARGO
Nissan Auto Lease Trust			0.13%, 08/07/2011	1,640	1,640
0.23%, 07/16/2012	3,825	3,825			$ 1,965
Santander Drive Auto Receivables Trust			Georgia - 0.17%
0.31%, 05/15/2012	3,842	3,842	Savannah College of Art & Design Inc BANK OF
World Omni Automobile Lease Securitization			AMERICA
Trust			0.12%, 08/07/2011	2,300	2,300
0.30%, 04/16/2012	1,535	1,535
	$ 33,522		Illinois - 1.23%
Banks - 1.21%			Memorial Health System/IL JP MORGAN
JP Morgan Chase Bank NA			CHASE & CO
0.23%, 08/20/2012(a)	8,000	8,000	0.13%, 08/07/2011	16,205	16,205
0.28%, 08/09/2012(a)	8,000	8,000
	$ 16,000		Indiana - 0.24%
Diversified Financial Services - 3.61%			Ball State University Foundation Inc US BANK
Corporate Finance Managers Inc			0.33%, 08/01/2011	3,150	3,150
0.18%, 08/07/2011	12,800	12,800
MetLife			Minnesota - 0.54%
0.61%, 08/16/2011(a),(b)	15,000	15,000	City of St Paul MN US BANK
NGSP Inc			0.18%, 08/07/2011	2,300	2,300
0.11%, 08/07/2011	20,000	20,000	Minnesota Housing Finance Agency STATE
	$ 47,800		STREET BANK & TRUST
Healthcare - Services - 1.21%			0.21%, 08/07/2011	4,860	4,860
Everett Clinic PS					$ 7,160
0.13%, 08/07/2011	4,800	4,800	New Mexico - 0.30%
Portland Clinic LLP/The			City of Las Cruces NM WELLS FARGO
0.12%, 08/07/2011	11,200	11,200	0.18%, 08/07/2011	3,900	3,900
	$ 16,000
Insurance - 2.34%			New York - 0.62%
ING USA Annuity & Life Insurance Co			Housing Development Corp/NY HESSEN
0.75%, 12/06/2011(a),(b)	15,000	15,000	LANDES BNK
New York Life Capital Corp			0.50%, 08/07/2011	5,400	5,400
0.25%, 07/27/2012(a)	16,000	16,000	Housing Development Corp/NY JP MORGAN
	$ 31,000		CHASE & CO
Other Asset Backed Securities - 1.35%			0.13%, 08/07/2011	2,730	2,730
CNH Equipment Trust					$ 8,130
0.43%, 12/09/2011	1,634	1,634	North Carolina - 0.05%
GE Equipment Transportation LLC			North Carolina Capital Facilities Finance
0.29%, 07/20/2012	3,772	3,771	Agency BANK OF AMERICA
John Deere Owner Trust			0.12%, 08/07/2011	650	650
0.31%, 05/11/2012	5,350	5,350
Macquarie Equipment Funding Trust			Oklahoma - 0.39%
0.43%, 03/20/2012(a),(c)	2,388	2,388	Oklahoma University Hospital BANK OF
MMAF Equipment Finance LLC			AMERICA
0.32%, 08/15/2012(c)	4,700	4,700	0.12%, 08/07/2011	5,200	5,200
	$ 17,843
Pharmaceuticals - 0.71%			Oregon - 0.05%
Sanofi-Aventis SA			Lake Oswego Redevelopment Agency WELLS
0.30%, 03/28/2012(a)	9,400	9,400	FARGO
			0.23%, 08/07/2011	695	695
TOTAL BONDS	$ 171,565

See accompanying notes

182

Schedule of Investments Money Market Fund July 31, 2011 (unaudited)

	Principal				Principal
	Amount				Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)		COMMERCIAL PAPER (continued)	(000's)	Value (000's)
Washington - 0.14%				Banks (continued)
Washington State Housing Finance				UBS Finance Delaware LLC UBS AG
Commission FANNIE MAE				0.49%, 08/16/2011	$ 6,700	$ 6,699
0.16%, 08/07/2011	$ 945	$ 945		Union Bank NA
0.17%, 08/07/2011	680	680		0.18%, 10/11/2011	9,000	8,997
Washington State Housing Finance				0.20%, 11/17/2011	8,000	7,995
Commission US BANK				0.31%, 02/14/2012	5,000	4,991
0.18%, 08/07/2011	230	230		Westpac Banking Corp
		$ 1,855		0.25%, 12/08/2011(c),(d)	8,000	7,993
TOTAL MUNICIPAL BONDS		$ 91,062		0.30%, 11/15/2011(c),(d)	8,000	7,993
	Maturity			0.35%, 09/07/2011(c),(d)	7,700	7,697
	Amount					$ 221,939
REPURCHASE AGREEMENTS - 7.04%	(000's)	Value (000's)		Chemicals - 0.60%
Banks - 7.04%				EI du Pont de Nemours & Co
Credit Suisse Repurchase Agreement; 0.14% dated $	32,001	$ 32,000		0.14%, 09/02/2011(c)	7,900	7,899
07/29/11 maturing 08/01/11 (collateralized by
US Treasury Strips; $32,640,000; 4.38% -				Commercial Services - 0.69%
4.63%; dated 2/15/40 - 05/15/40)				Salvation Army/United States
Deutsche Bank Repurchase Agreement; 0.18%	61,103	61,100		0.15%, 10/03/2011	4,635	4,634
dated 07/29/11 maturing 08/01/11				0.17%, 09/08/2011	4,500	4,499
(collateralized by Sovereign Agency Issue;						$ 9,133
$62,322,000; 0.32%; dated 12/09/11)				Consumer Products - 2.26%
		$ 93,100		Reckitt Benckiser Treasury Services
TOTAL REPURCHASE AGREEMENTS		$ 93,100		PLC RECKITT BENCKISER GROUP
	Principal			0.15%, 09/07/2011(c)	1,000	1,000
	Amount			0.35%, 11/16/2011(c)	6,000	5,994
COMMERCIAL PAPER - 67.64%	(000's)	Value (000's)		0.42%, 10/05/2011(c)	7,000	6,995
Banks - 16.77%				0.42%, 11/21/2011(c)	8,000	7,989
Abbey National North America				0.46%, 11/07/2011(c)	8,000	7,990
LLC SANTANDER UK						$ 29,968
0.42%, 08/12/2011	$ 12,300	$ 12,298		Diversified Financial Services - 31.96%
Bank of America Corp				Alpine Securitization Corp
0.19%, 09/01/2011	8,000	7,999		0.13%, 08/17/2011(c)	9,200	9,199
Bank of Nova Scotia/New York				0.13%, 08/25/2011(c)	8,800	8,799
0.31%, 08/08/2011	6,800	6,800		0.13%, 08/26/2011(c)	7,800	7,799
BPCE SA				0.18%, 10/03/2011(c)	5,000	4,998
0.37%, 08/03/2011(c),(d)	7,000	7,000		American Honda Finance Corp AMERICAN
Commonwealth Bank of Australia				HONDA MOTOR CORP
0.19%, 10/24/2011(c),(d)	5,300	5,298		0.18%, 09/22/2011	8,000	7,998
0.30%, 01/17/2012(c),(d)	6,000	5,991		0.18%, 10/25/2011	7,000	6,997
Deutsche Bank Financial LLC DEUTSCHE				0.19%, 10/20/2011	6,400	6,397
BANK				0.20%, 09/20/2011	6,800	6,798
0.23%, 09/12/2011	6,800	6,798		BlackRock Inc
0.25%, 10/24/2011	5,500	5,497		0.22%, 08/15/2011(c)	5,800	5,800
DnB NOR Bank ASA				BNP Paribas Finance Inc BNP PARIBAS
0.27%, 10/28/2011(c),(d)	5,400	5,396		0.46%, 08/16/2011	7,900	7,899
0.39%, 09/07/2011(c),(d)	8,000	7,997		0.47%, 08/04/2011	6,000	6,000
0.40%, 08/22/2011(c),(d)	5,000	4,999		CAFCO LLC
Goldman Sachs Group				0.15%, 09/15/2011(c)	5,000	4,999
0.30%, 09/01/2011	6,900	6,898		0.18%, 10/06/2011(c)	9,050	9,047
Intesa Funding LLC INTESA SAN PAULO				0.37%, 08/11/2011(c)	8,000	7,999
0.31%, 08/15/2011	7,600	7,599		Charta Corp
National Australia Funding Delaware				0.13%, 08/03/2011(c)	8,000	8,000
Inc NATIONAL AUSTRALIA BANK				0.21%, 10/11/2011(c)	3,800	3,798
0.16%, 09/06/2011(c)	5,825	5,824		0.38%, 09/01/2011(c)	7,900	7,897
0.18%, 10/03/2011(c)	9,000	8,997		0.38%, 09/19/2011(c)	8,100	8,096
0.25%, 12/12/2011(c)	8,000	7,993		Citigroup Funding Inc CITIGROUP INC
Royal Bank of Scotland Group PLC				0.19%, 08/25/2011	8,000	7,999
0.22%, 08/04/2011(c),(d)	6,800	6,800		CRC Funding LLC
Skandinaviska Enskilda Banken AB				0.40%, 08/08/2011(c)	8,000	7,999
0.28%, 08/29/2011(c),(d)	5,000	4,999		Danske Corp DANSKE BANK
0.29%, 10/19/2011(c),(d)	5,000	4,997		0.21%, 08/05/2011(c)	7,000	7,000
0.35%, 08/05/2011(c),(d)	7,000	7,000		Gemini Securitization Corp LLC
Societe Generale North America Inc SOCIETE				0.17%, 08/08/2011(c)	5,800	5,800
GENERALE				0.17%, 08/15/2011(c)	1,570	1,570
0.37%, 08/01/2011	12,500	12,500		0.20%, 08/18/2011(c)	7,100	7,099
Standard Chartered Bank/New York				0.20%, 08/23/2011(c)	6,600	6,599
0.19%, 10/07/2011(c)	6,000	5,998		0.21%, 08/03/2011(c)	8,434	8,434
0.20%, 10/17/2011(c)	7,000	6,997		Jupiter Securitization Co LLC
0.34%, 08/10/2011(c)	6,900	6,899		0.12%, 08/11/2011(c)	8,000	8,000
See accompanying notes			183

Schedule of Investments Money Market Fund July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
COMMERCIAL PAPER (continued)	(000's)	Value (000's)	COMMERCIAL PAPER (continued)	(000's)	Value (000's)
Diversified Financial Services (continued)			Healthcare - Products - 0.63%
Jupiter Securitization Co LLC (continued)			Covidien International Finance SA
0.17%, 08/09/2011(c)	$ 8,000	$ 8,000	0.24%, 08/17/2011(c)	$ 5,400	$ 5,400
0.17%, 08/22/2011(c)	6,000	5,999	0.26%, 08/31/2011(c)	3,000	2,999
0.17%, 09/19/2011(c)	2,500	2,499			$ 8,399
National Rural Utilities Cooperative Finance Corp			Healthcare - Services - 0.60%
0.13%, 09/12/2011	8,900	8,899	Catholic Health Initiatives
0.14%, 08/08/2011	10,090	10,090	0.25%, 10/13/2011	8,000	8,000
0.14%, 08/19/2011	7,000	7,000
Nieuw Amsterdam Receivables Corp			Insurance - 2.39%
0.14%, 08/17/2011(c)	8,000	8,000	New York Life Capital Corp
0.18%, 10/04/2011(c)	8,000	7,997	0.18%, 09/02/2011(c)	7,600	7,599
0.19%, 09/14/2011(c)	4,000	3,999	0.20%, 10/26/2011(c)	7,000	6,996
0.20%, 10/12/2011(c)	4,000	3,998	Prudential Funding LLC PRUDENTIAL
Nordea North America Inc/DE NORDEA BANK			FINANCIAL INC
0.23%, 10/24/2011	5,700	5,697	0.17%, 08/26/2011	8,700	8,699
Private Export Funding Corp			Prudential PLC
0.20%, 11/08/2011(c)	7,700	7,696	0.23%, 08/24/2011(c)	8,300	8,299
Rabobank USA Financial Corp RABOBANK					$ 31,593
NEDERLAND			Oil & Gas - 2.14%
0.37%, 08/03/2011	5,000	5,000	BP Capital Markets PLC BP PLC
River Fuel Co NO.2 Inc BANK OF NOVA			0.22%, 11/15/2011(c)	7,600	7,595
SCOTIA			0.26%, 09/09/2011(c)	7,000	6,998
0.22%, 10/31/2011	6,000	5,997	0.27%, 10/18/2011(c)	6,800	6,796
Sheffield Receivables Corp			Total Capital Canada Ltd TOTAL SA
0.06%, 08/01/2011(c)	7,000	7,000	0.41%, 12/16/2011(c)	7,000	6,989
0.15%, 08/02/2011(c)	8,400	8,400			$ 28,378
0.17%, 08/10/2011(c)	7,000	7,000
0.17%, 09/16/2011(c)	1,625	1,625	Pharmaceuticals - 1.89%
(c)			Novartis Finance Corp NOVARTIS AG
0.17%, 10/14/2011	8,000	7,997	0.08%, 08/01/2011(c)	25,000	25,000
Starbird Funding Corp
0.17%, 08/01/2011(c)	8,000	8,000
0.20%, 09/08/2011(c)	8,000	7,998	Supranational Bank - 2.38%
(c)			Corp Andina de Fomento
0.20%, 09/15/2011	7,200	7,198	0.18%, 09/21/2011(c)	8,500	8,498
0.20%, 09/27/2011(c)	1,000	1,000	0.28%, 08/12/2011(c)	7,000	6,999
0.25%, 09/26/2011(c)	8,000	7,997	0.31%, 11/09/2011(c)	8,000	7,993
Straight-A Funding LLC			0.36%, 08/29/2011(c)	8,000	7,998
0.14%, 09/23/2011(c)	5,000	4,999
					$ 31,488
0.16%, 10/13/2011	7,700	7,698	Telecommunications - 1.77%
Thunder Bay Funding LLC			Telstra Corp Ltd
0.13%, 08/31/2011(c)	6,000	5,999
			0.18%, 09/13/2011(c)	10,400	10,398
0.15%, 09/08/2011(c)	3,600	3,599
			0.18%, 09/14/2011(c)	8,000	7,998
0.17%, 08/19/2011(c)	6,000	6,000
			0.22%, 09/26/2011(c)	5,000	4,998
0.17%, 10/12/2011(c)	5,600	5,598
Toyota Motor Credit Corp					$ 23,394
0.20%, 08/23/2011	7,000	6,999	TOTAL COMMERCIAL PAPER		$ 895,273
0.20%, 08/30/2011	7,000	6,999		Principal
0.20%, 09/08/2011	8,000	7,998		Amount
0.21%, 08/16/2011	6,000	6,000	CERTIFICATE OF DEPOSIT - 1.04%	(000's)	Value (000's)
0.36%, 02/07/2012	3,000	2,994	Banks - 1.04%
Variable Funding Capital Co LLC			Bank of Nova Scotia/Houston
0.14%, 09/29/2011(c)	6,000	5,999	0.30%, 08/10/2012(a),(d)	5,800	5,800
0.17%, 10/14/2011(c)	8,000	7,997	Credit Suisse/New York NY
			0.28%, 11/22/2011(a),(d)	8,000	8,000
		$ 422,985
Electric - 3.56%					$ 13,800
GDF Suez			TOTAL CERTIFICATE OF DEPOSIT		$ 13,800
0.16%, 09/02/2011(c)	4,000	3,999	Total Investments		$ 1,311,700
0.17%, 08/09/2011(c)	6,500	6,500	Other Assets in Excess of Liabilities, Net - 0.90%		$ 11,977
0.18%, 08/02/2011(c)	6,000	6,000	TOTAL NET ASSETS - 100.00%		$ 1,323,677
0.18%, 08/08/2011(c)	4,000	4,000
0.18%, 09/16/2011(c)	5,000	4,999
0.19%, 08/29/2011(c)	6,000	5,999	(a)	Variable Rate. Rate shown is in effect at July 31, 2011.
Oglethorpe Power Corp			(b) Security is Illiquid
0.12%, 08/22/2011(c)	2,100	2,100	(c)	Security exempt from registration under Rule 144A of the Securities Act of
0.13%, 08/02/2011(c)	5,500	5,500	1933. These securities may be resold in transactions exempt from
Southern Co Funding Corp			registration, normally to qualified institutional buyers. Unless otherwise
0.15%, 08/09/2011(c)	8,000	8,000	indicated, these securities are not considered illiquid. At the end of the
			period, the value of these securities totaled $649,999 or 49.11% of net
		$ 47,097	assets.
			(d)	Security issued by foreign bank and denominated in USD.

See accompanying notes

184

Schedule of Investments Money Market Fund July 31, 2011 (unaudited)

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ —
Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	$ —
Cost for federal income tax purposes	$ 1,311,700
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Financial	68.25%
Insured	6.88%
Consumer, Non-cyclical	6.10%
Asset Backed Securities	3.88%
Utilities	3.56%
Exchange Traded Funds	3.54%
Government	2.38%
Energy	2.14%
Communications	1.77%
Basic Materials	0.60%
Other Assets in Excess of Liabilities, Net	0.90%
TOTAL NET ASSETS	100.00%

See accompanying notes

185

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2011 (unaudited)

COMMON STOCKS - 98.03%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 2.18%			Consumer Products (continued)
Boeing Co/The	270,133 $	19,036	WD-40 Co	114,226 $	5,003
Northrop Grumman Corp	100,532	6,083		$ 25,598
Teledyne Technologies Inc (a)	110,075	5,970	Cosmetics & Personal Care - 0.68%
	$ 31,089		Procter & Gamble Co	156,675	9,634
Agriculture - 0.47%
Archer-Daniels-Midland Co	222,650	6,764	Distribution & Wholesale - 0.37%
			Pool Corp	197,691	5,288
Airlines - 0.78%
Alaska Air Group Inc (a)	120,487	7,364	Diversified Financial Services - 2.88%
Cathay Pacific Airways Ltd ADR	326,066	3,789	Ameriprise Financial Inc	70,159	3,796
	$ 11,153		Charles Schwab Corp/The	1,168,140	17,440
Apparel - 1.41%			Franklin Resources Inc	156,715	19,896
Columbia Sportswear Co	26,108	1,498		$ 41,132
Nike Inc	205,887	18,561	Electric - 0.62%
	$ 20,059		Edison International	159,875	6,087
Automobile Manufacturers - 1.03%			PG&E Corp	63,530	2,632
Nissan Motor Co Ltd ADR	137,104	2,912	Xcel Energy Inc	5,100	122
PACCAR Inc	274,252	11,741		$ 8,841
	$ 14,653		Electronics - 1.87%
Automobile Parts & Equipment - 0.67%			Electro Scientific Industries Inc (a)	67,444	1,296
Johnson Controls Inc	258,045	9,535	FEI Co (a)	202,189	6,680
			FLIR Systems Inc	69,600	1,911
Banks - 4.87%			Itron Inc (a)	64,275	2,766
Barclays PLC ADR	52,940	771	Thermo Fisher Scientific Inc (a)	72,710	4,369
City National Corp/CA	88,934	4,774	Trimble Navigation Ltd (a)	118,480	4,216
East West Bancorp Inc	188,374	3,496	Waters Corp (a)	61,600	5,414
JP Morgan Chase & Co	393,344	15,911		$ 26,652
PNC Financial Services Group Inc	33,300	1,808	Engineering & Construction - 0.72%
State Street Corp	207,540	8,607	Granite Construction Inc	124,914	2,920
US Bancorp	344,975	8,990	Jacobs Engineering Group Inc (a)	186,986	7,319
Wells Fargo & Co	787,818	22,011		$ 10,239
Westamerica Bancorporation	65,064	3,053	Environmental Control - 0.60%
	$ 69,421		Energy Recovery Inc (a)	168,876	518
Beverages - 1.39%			Waste Connections Inc	249,711	8,051
Brown-Forman Corp	72,557	5,337		$ 8,569
Coca Cola Hellenic Bottling Co SA ADR(a)	18,093	468	Food - 1.91%
PepsiCo Inc	219,869	14,081	Campbell Soup Co	51,900	1,715
	$ 19,886		Dairy Farm International Holdings Ltd ADR	173,729	7,705
Biotechnology - 1.30%			Dean Foods Co (a)	75,818	836
Dendreon Corp (a)	48,316	1,783	General Mills Inc	268,367	10,023
Gilead Sciences Inc (a)	239,369	10,139	Kroger Co/The	198,945	4,948
Life Technologies Corp (a)	146,657	6,604	Ralcorp Holdings Inc (a)	23,175	2,005
	$ 18,526			$ 27,232
Building Materials - 0.62%			Gas - 1.56%
Apogee Enterprises Inc	191,861	2,197	Northwest Natural Gas Co	15,325	684
Cemex SAB de CV ADR(a)	111,691	786	Sempra Energy	425,215	21,554
Simpson Manufacturing Co Inc	204,948	5,800		$ 22,238
	$ 8,783		Healthcare - Products - 2.66%
Chemicals - 1.22%			Becton Dickinson and Co	73,483	6,144
CF Industries Holdings Inc	42,510	6,603	Johnson & Johnson	215,221	13,944
FMC Corp	76,050	6,660	Medtronic Inc	134,160	4,836
Sigma-Aldrich Corp	60,810	4,080	ResMed Inc (a)	87,260	2,643
	$ 17,343		Techne Corp	53,312	4,041
Commercial Services - 1.13%			Varian Medical Systems Inc (a)	101,618	6,378
AMN Healthcare Services Inc (a)	98,273	792		$ 37,986
Hertz Global Holdings Inc (a)	454,400	6,394	Healthcare - Services - 0.72%
Resources Connection Inc	157,054	2,045	DaVita Inc (a)	102,225	8,540
Robert Half International Inc	146,320	4,006	Health Net Inc (a)	57,310	1,611
TrueBlue Inc (a)	189,300	2,841	Sun Healthcare Group Inc (a)	13,959	98
	$ 16,078			$ 10,249
Computers - 3.42%			Home Builders - 0.03%
Apple Inc (a)	44,807	17,496	KB Home	25,675	218
Hewlett-Packard Co	267,167	9,394	Winnebago Industries Inc (a)	20,017	168
IBM Corp	113,050	20,558		$ 386
Mentor Graphics Corp (a)	123,046	1,406	Insurance - 1.72%
	$ 48,854		Fidelity National Financial Inc	133,125	2,170
Consumer Products - 1.79%			HCC Insurance Holdings Inc	257,131	7,748
Clorox Co	136,440	9,768	MetLife Inc	140,240	5,779
Kimberly-Clark Corp	94,990	6,208	StanCorp Financial Group Inc	215,490	7,167
Tupperware Brands Corp	73,912	4,619

See accompanying notes

186

Schedule of Investments Principal Capital Appreciation Fund July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance (continued)			REITS (continued)
XL Group PLC	80,375 $	1,649	Essex Property Trust Inc	49,798 $	6,990
	$ 24,513		HCP Inc	282,385	10,372
Internet - 2.73%			Plum Creek Timber Co Inc	88,575	3,385
Amazon.com Inc (a)	48,350	10,759	Sabra Health Care REIT Inc	54,743	789
eBay Inc (a)	265,325	8,689	Ventas Inc	87,334	4,727
Google Inc (a)	32,227	19,455	Weyerhaeuser Co	679,946	13,592
	$ 38,903			$ 50,947
Iron & Steel - 1.27%			Retail - 7.93%
Reliance Steel & Aluminum Co	138,240	6,499	Best Buy Co Inc	113,350	3,128
Schnitzer Steel Industries Inc	228,429	11,602	Copart Inc (a)	204,043	8,866
	$ 18,101		Costco Wholesale Corp	324,752	25,412
Leisure Products & Services - 0.71%			CVS Caremark Corp	76,500	2,781
Ambassadors Group Inc	171,879	1,464	Home Depot Inc	149,600	5,226
Carnival Corp	155,125	5,166	Jack in the Box Inc (a)	136,137	3,093
Harley-Davidson Inc	82,036	3,560	McDonald's Corp	137,180	11,863
	$ 10,190		Nordstrom Inc	291,481	14,621
Lodging - 0.36%			Ross Stores Inc	21,510	1,630
Red Lion Hotels Corp (a)	675,093	5,097	Starbucks Corp	550,113	22,054
			Wal-Mart Stores Inc	215,300	11,348
Machinery - Diversified - 1.27%			Yum! Brands Inc	58,680	3,099
Cascade Corp	101,286	5,063		$ 113,121
Deere & Co	166,560	13,077	Savings & Loans - 0.99%
	$ 18,140		Washington Federal Inc	833,834	14,100
Media - 1.49%
Walt Disney Co/The	551,072	21,282	Semiconductors - 3.49%
			Applied Materials Inc	704,312	8,677
Metal Fabrication & Hardware - 0.63%			Avago Technologies Ltd	121,720	4,094
Precision Castparts Corp	55,715	8,991	Intel Corp	715,525	15,978
			LSI Corp (a)	368,251	2,710
Mining - 0.83%			Microchip Technology Inc	273,188	9,220
			Novellus Systems Inc (a)	112,025	3,477
Freeport-McMoRan Copper & Gold Inc	223,145	11,818	QLogic Corp (a)	192,550	2,921
			Supertex Inc (a)	137,338	2,662
Miscellaneous Manufacturing - 1.71%
Aptargroup Inc	58,625	2,993		$ 49,739
Crane Co	110,037	5,097	Shipbuilding - 0.06%
General Electric Co	912,068	16,335	Huntington Ingalls Industries Inc (a)	25,667	859
	$ 24,425
Oil & Gas - 11.32%			Software - 5.34%
			Actuate Corp (a)	407,744	2,475
Apache Corp	208,470	25,792	Adobe Systems Inc (a)	413,280	11,456
Berry Petroleum Co	69,162	3,966	Autodesk Inc (a)	144,375	4,967
Chevron Corp	430,318	44,762	Informatica Corp (a)	91,550	4,681
CNOOC Ltd ADR	22,810	5,071
Devon Energy Corp	191,515	15,072	Microsoft Corp	1,065,172	29,186
			Omnicell Inc (a)	165,715	2,835
Energen Corp	104,984	6,174
Exxon Mobil Corp	253,798	20,251	Oracle Corp	517,586	15,828
Nabors Industries Ltd (a)	164,217	4,337	Quality Systems Inc	12,188	1,113
			Quest Software Inc (a)	133,850	2,540
Occidental Petroleum Corp	268,017	26,314	Tyler Technologies Inc (a)	44,196	1,127
Total SA ADR	180,175	9,742
	$ 161,481			$ 76,208
Oil & Gas Services - 0.57%			Telecommunications - 4.71%
Natural Gas Services Group Inc (a)	173,149	2,755	AT&T Inc	739,600	21,641
Schlumberger Ltd	59,005	5,332	China Mobile Ltd ADR	132,835	6,619
	$ 8,087		Cisco Systems Inc	618,265	9,873
Pharmaceuticals - 5.99%			Corning Inc	367,800	5,852
			Polycom Inc (a)	186,600	5,044
Abbott Laboratories	218,465	11,212
Allergan Inc/United States	258,373	21,008	Qualcomm Inc	113,600	6,223
Bristol-Myers Squibb Co	448,263	12,847	Verizon Communications Inc	338,675	11,952
Forest Laboratories Inc (a)	111,879	4,146		$ 67,204
McKesson Corp	223,157	18,103	Toys, Games & Hobbies - 0.49%
Medicis Pharmaceutical Corp	112,075	4,167	Mattel Inc	262,950	7,010
Obagi Medical Products Inc (a)	134,048	1,390
Teva Pharmaceutical Industries Ltd ADR	72,265	3,370	Transportation - 2.16%
VCA Antech Inc (a)	219,912	4,297	Con-way Inc	104,582	3,830
Watson Pharmaceuticals Inc (a)	74,162	4,979	Expeditors International of Washington Inc	394,478	18,824
	$ 85,519		Union Pacific Corp	79,505	8,148
Publicly Traded Investment Fund - 1.25%				$ 30,802
iShares Russell 3000 Index Fund	231,800	17,842	Trucking & Leasing - 0.30%
			Greenbrier Cos Inc (a)	214,319	4,312
REITS - 3.57%
Alexandria Real Estate Equities Inc	135,266	11,092

See accompanying notes

187

		Schedule of Investments
		Principal Capital Appreciation Fund
		July 31, 2011 (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)
Water - 0.24%
California Water Service Group	186,600 $	3,417

TOTAL COMMON STOCKS		$ 1,398,296
Maturity
	Amount
REPURCHASE AGREEMENTS - 2.19%	(000's)	Value (000's)
Banks - 2.19%
Investment in Joint Trading Account; Credit Suisse $	6,868	$ 6,867
Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
US Treasury Strips; $7,004,817; 4.50% -
9.00%; dated 11/15/18 - 08/15/39)
Investment in Joint Trading Account; Deutsche	12,877	12,877
Bank Repurchase Agreement; 0.18% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $13,134,033;
0.00% - 5.92%; dated 01/03/12 - 01/15/37)
Investment in Joint Trading Account; Merrill	7,264	7,264
Lynch Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $7,409,434; 0.00%;
dated 10/21/11 - 04/15/42)
Investment in Joint Trading Account; Morgan	4,292	4,292
Stanley Repurchase Agreement; 0.16% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $4,378,011; 0.88%
- 5.30%; dated 05/01/13 - 04/26/19)
		$ 31,300
TOTAL REPURCHASE AGREEMENTS		$ 31,300
Total Investments		$ 1,429,596
Liabilities in Excess of Other Assets, Net - (0.22)%		$ (3,143)
TOTAL NET ASSETS - 100.00%		$ 1,426,453

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 455,326
Unrealized Depreciation	(31,583)
Net Unrealized Appreciation (Depreciation)	$ 423,743
Cost for federal income tax purposes	$ 1,005,853
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	18.04%
Financial	16.22%
Consumer, Cyclical	13.78%
Technology	12.25%
Industrial	12.12%
Energy	11.89%
Communications	8.93%
Basic Materials	3.32%
Utilities	2.42%
Exchange Traded Funds	1.25%
Liabilities in Excess of Other Assets, Net	(0.22)%
TOTAL NET ASSETS	100.00%

See accompanying notes

188

		Schedule of Investments
		Principal LifeTime 2010 Fund
		July 31, 2011 (unaudited)

INVESTMENT COMPANIES - 100.14%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.14%
Bond & Mortgage Securities Fund (a)	19,213,000 $	204,811
Bond Market Index Fund (a)	5,812,311	62,715
Core Plus Bond Fund I (a)	17,259,360	193,995
Diversified Real Asset Fund (a)	5,693,726	69,122
Global Diversified Income Fund (a)	5,534,274	74,934
High Yield Fund I (a)	5,252,214	59,350
Inflation Protection Fund (a)	22,023,875	185,441
International Emerging Markets Fund (a)	1,521,107	41,587
International Equity Index Fund (a)	2,064,670	22,257
International Fund I (a)	3,224,068	38,399
International Growth Fund (a)	6,004,034	55,837
International Value Fund I (a)	5,188,949	57,597
LargeCap Growth Fund (a),(b)	6,565,923	54,760
LargeCap Growth Fund I (a)	10,881,258	106,527
LargeCap S&P 500 Index Fund (a)	7,188,415	65,558
LargeCap Value Fund (a)	5,482,411	53,399
LargeCap Value Fund I (a)	9,709,918	105,353
MidCap Growth Fund III (a),(b)	2,292,091	25,832
MidCap Value Fund I (a)	1,926,095	25,656
Preferred Securities Fund (a)	5,066,380	50,917
Real Estate Securities Fund (a)	812,808	14,712
Short-Term Income Fund (a)	10,518,920	127,174
SmallCap Growth Fund I (a),(b)	2,338,013	26,817
SmallCap Value Fund II (a)	2,566,299	25,175
	$ 1,747,925
TOTAL INVESTMENT COMPANIES	$ 1,747,925
Total Investments	$ 1,747,925
Liabilities in Excess of Other Assets, Net - (0.14)%	$ (2,495)
TOTAL NET ASSETS - 100.00%	$ 1,745,430

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 155,802
Unrealized Depreciation	(88,695)
Net Unrealized Appreciation (Depreciation)	$ 67,107
Cost for federal income tax purposes	$ 1,680,818
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	50.66%
Domestic Equity Funds	28.87%
International Equity Funds	12.36%
Specialty Funds	8.25%
Liabilities in Excess of Other Assets, Net	(0.14)%
TOTAL NET ASSETS	100.00%

See accompanying notes

189

Schedule of Investments
Principal LifeTime 2010 Fund
July 31, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	July 31, 2011 July 31, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	19,600,405	$ 211,675	1,062,670	$ 11,145	1,450,075	$ 15,180	19,213,000	$ 207,498
Bond Market Index Fund	4,937,831	49,994	1,270,635	13,495	396,155	4,176	5,812,311	59,340
Core Plus Bond Fund I	17,269,571	182,374	1,366,274	14,939	1,376,485	15,182	17,259,360	182,194
Diversified Real Asset Fund	5,982,093	61,841	175,224	2,039	463,591	5,403	5,693,726	58,792
Global Diversified Income Fund	5,032,664	55,073	1,005,104	13,566	503,494	6,751	5,534,274	62,019
High Yield Fund I	5,234,050	51,162	568,186	6,141	550,022	6,124	5,252,214	51,357
Inflation Protection Fund	9,451,506	85,807	13,189,902	107,385	617,533	5,072	22,023,875	188,137
International Emerging Markets Fund	1,695,636	45,596	29,883	793	204,412	5,429	1,521,107	40,953
International Equity Index Fund	2,199,432	20,477	85,707	908	220,469	2,369	2,064,670	19,103
International Fund I	3,709,919	51,897	115,348	1,339	601,199	7,079	3,224,068	47,401
International Growth Fund	7,740,837	103,970	143,489	1,299	1,880,292	17,217	6,004,034	81,879
International Value Fund I	5,765,582	52,194	602,505	6,440	1,179,138	13,174	5,188,949	46,335
LargeCap Growth Fund	8,423,260	62,322	118,870	986	1,976,207	16,038	6,565,923	47,329
LargeCap Growth Fund I	15,649,431	128,111	202,297	1,912	4,970,470	46,927	10,881,258	86,475
LargeCap S&P 500 Index Fund	12,939,414	125,606	298,147	2,640	6,049,146	54,809	7,188,415	74,679
LargeCap Value Fund	6,798,692	68,522	193,419	1,829	1,509,700	14,603	5,482,411	56,012
LargeCap Value Fund I	11,384,325	124,255	338,338	3,622	2,012,745	21,886	9,709,918	106,682
MidCap Growth Fund III	2,807,945	15,902	28,635	313	544,489	6,035	2,292,091	11,499
MidCap Value Fund I	2,217,973	17,459	49,206	647	341,084	4,574	1,926,095	13,890
Preferred Securities Fund	6,208,324	66,947	309,432	3,108	1,451,376	14,496	5,066,380	54,768
Real Estate Securities Fund	4,124,582	63,561	33,042	542	3,344,816	57,232	812,808	7,524
Short-Term Income Fund	6,074,339	72,553	4,751,849	57,436	307,268	3,712	10,518,920	126,276
SmallCap Growth Fund I	2,657,039	29,031	28,167	313	347,193	3,935	2,338,013	25,129
SmallCap Value Fund II	2,762,258	21,852	43,484	423	239,443	2,385	2,566,299	20,171

		$ 1,768,181		$ 253,260		$ 349,788		$ 1,675,442

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 6,619		$ (142)			$ —
Bond Market Index Fund		1,016			27			7
Core Plus Bond Fund I		7,777			63			2,320
Diversified Real Asset Fund		331			315			10
Global Diversified Income Fund		3,225			131			166
High Yield Fund I		4,497			178			774
Inflation Protection Fund		3,122			17			—
International Emerging Markets Fund		263			(7)			—
International Equity Index Fund		394			87			8
International Fund I		614			1,244			—
International Growth Fund		1,009			(6,173)			—
International Value Fund I		1,784			875			3,532
LargeCap Growth Fund		—			59			—
LargeCap Growth Fund I		173			3,379			—
LargeCap S&P 500 Index Fund		1,515			1,242			—
LargeCap Value Fund		843			264			—
LargeCap Value Fund I		1,655			691			—
MidCap Growth Fund III		—			1,319			—
MidCap Value Fund I		334			358			—
Preferred Securities Fund		2,602			(791)			223
Real Estate Securities Fund		542			653			—
Short-Term Income Fund		1,799			(1)			—
SmallCap Growth Fund I		—			(280)			—
SmallCap Value Fund II		110			281			—
	$ 40,224		$ 3,789			$ 7,040
All dollar amounts are shown in thousands (000's)

See accompanying notes

190

		Schedule of Investments
		Principal LifeTime 2015 Fund
		July 31, 2011 (unaudited)

INVESTMENT COMPANIES - 100.06%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.06%
Bond & Mortgage Securities Fund (a)	5,895,876 $	62,850
Bond Market Index Fund (a)	1,812,193	19,554
Core Plus Bond Fund I (a)	5,433,427	61,072
Diversified Real Asset Fund (a)	1,731,197	21,017
Global Diversified Income Fund (a)	1,497,898	20,282
Global Real Estate Securities Fund (a)	157,380	1,231
High Yield Fund I (a)	2,714,233	30,671
Inflation Protection Fund (a)	4,668,469	39,308
International Emerging Markets Fund (a)	739,688	20,223
International Equity Index Fund (a)	1,041,960	11,232
International Fund I (a)	1,497,096	17,830
International Growth Fund (a)	2,760,940	25,677
International Value Fund I (a)	2,502,186	27,774
LargeCap Growth Fund (a),(b)	3,258,353	27,175
LargeCap Growth Fund I (a)	5,912,537	57,884
LargeCap S&P 500 Index Fund (a)	3,757,100	34,265
LargeCap Value Fund (a)	2,640,374	25,717
LargeCap Value Fund I (a)	4,593,961	49,844
MidCap Growth Fund III (a),(b)	992,351	11,184
MidCap Value Fund I (a)	782,508	10,423
Preferred Securities Fund (a)	1,750,970	17,597
Real Estate Securities Fund (a)	547,376	9,907
Short-Term Income Fund (a)	1,163,372	14,065
SmallCap Growth Fund I (a),(b)	1,024,761	11,754
SmallCap Value Fund II (a)	1,040,541	10,208
	$ 638,744
TOTAL INVESTMENT COMPANIES	$ 638,744
Total Investments	$ 638,744
Liabilities in Excess of Other Assets, Net - (0.06)%	$ (393)
TOTAL NET ASSETS - 100.00%	$ 638,351

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 103,920
Unrealized Depreciation	(1,987)
Net Unrealized Appreciation (Depreciation)	$ 101,933
Cost for federal income tax purposes	$ 536,811
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	38.91%
Fixed Income Funds	38.40%
International Equity Funds	16.28%
Specialty Funds	6.47%
Liabilities in Excess of Other Assets, Net	(0.06)%
TOTAL NET ASSETS	100.00%

See accompanying notes

191

Schedule of Investments
Principal LifeTime 2015 Fund
July 31, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	July 31, 2011 July 31, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	4,765,985	$ 42,722	1,350,334	$ 14,155	220,443	$ 2,318	5,895,876 $	54,559
Bond Market Index Fund	1,374,082	14,087	511,357	5,359	73,246	772	1,812,193	18,674
Core Plus Bond Fund I	4,273,807	44,909	1,368,838	15,048	209,218	2,318	5,433,427	57,639
Diversified Real Asset Fund	1,459,984	15,084	338,881	3,951	67,668	802	1,731,197	18,237
Global Diversified Income Fund	1,052,271	12,933	487,762	6,579	42,135	569	1,497,898	18,943
Global Real Estate Securities Fund	—	—	157,380	1,174	—	—	157,380	1,174
High Yield Fund I	2,126,722	19,524	681,260	7,507	93,749	1,053	2,714,233	25,979
Inflation Protection Fund	1,008,969	7,577	3,752,061	30,502	92,561	758	4,668,469	37,321
International Emerging Markets Fund	679,392	11,591	87,087	2,312	26,791	724	739,688	13,180
International Equity Index Fund	874,480	8,092	207,887	2,219	40,407	437	1,041,960	9,874
International Fund I	1,285,878	12,375	324,721	3,789	113,503	1,343	1,497,096	14,823
International Growth Fund	2,634,732	18,860	230,644	2,125	104,436	963	2,760,940	20,029
International Value Fund I	2,130,678	19,250	654,372	7,143	282,864	3,174	2,502,186	23,219
LargeCap Growth Fund	2,803,478	17,347	573,894	4,769	119,019	997	3,258,353	21,120
LargeCap Growth Fund I	5,114,785	35,893	1,003,624	9,574	205,872	1,995	5,912,537	43,478
LargeCap S&P 500 Index Fund	4,398,594	31,987	611,545	5,486	1,253,039	11,370	3,757,100	26,357
LargeCap Value Fund	2,217,170	17,572	524,302	5,054	101,098	994	2,640,374	21,632
LargeCap Value Fund I	3,844,839	36,249	928,890	10,095	179,768	1,979	4,593,961	44,366
MidCap Growth Fund III	903,509	6,260	119,637	1,311	30,795	348	992,351	7,227
MidCap Value Fund I	701,267	6,372	106,788	1,420	25,547	347	782,508	7,447
Preferred Securities Fund	1,468,651	13,717	337,398	3,386	55,079	556	1,750,970	16,547
Real Estate Securities Fund	1,128,971	9,683	13,247	218	594,842	10,403	547,376	4,502
Short-Term Income Fund	605,692	7,242	591,866	7,148	34,186	413	1,163,372	13,977
SmallCap Growth Fund I	937,131	6,823	117,818	1,311	30,188	347	1,024,761	7,793
SmallCap Value Fund II	937,380	7,418	137,883	1,350	34,722	348	1,040,541	8,423

		$ 423,567		$ 152,985		$ 45,328	$ 536,520

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 1,820		$ —			$ —
Bond Market Index Fund		294			—			2
Core Plus Bond Fund I		2,033			—			586
Diversified Real Asset Fund		84			4			3
Global Diversified Income Fund		806			—			36
Global Real Estate Securities Fund		9			—			—
High Yield Fund I		1,889			1			321
Inflation Protection Fund		577			—			—
International Emerging Markets Fund		108			1			—
International Equity Index Fund		163			—			3
International Fund I		225			2			—
International Growth Fund		344			7			—
International Value Fund I		685			—			1,342
LargeCap Growth Fund		—			1			—
LargeCap Growth Fund I		58			6			—
LargeCap S&P 500 Index Fund		528			254			—
LargeCap Value Fund		285			—			—
LargeCap Value Fund I		580			1			—
MidCap Growth Fund III		—			4			—
MidCap Value Fund I		109			2			—
Preferred Securities Fund		779			—			55
Real Estate Securities Fund		173			5,004			—
Short-Term Income Fund		202			—			—
SmallCap Growth Fund I		—			6			—
SmallCap Value Fund II		38			3			—
	$ 11,789		$ 5,296			$ 2,348
All dollar amounts are shown in thousands (000's)

See accompanying notes

192

		Schedule of Investments
		Principal LifeTime 2020 Fund
		July 31, 2011 (unaudited)

INVESTMENT COMPANIES - 100.06%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.06%
Bond & Mortgage Securities Fund (a)	46,030,681 $	490,687
Bond Market Index Fund (a)	13,090,330	141,245
Core Plus Bond Fund I (a)	39,108,008	439,574
Diversified Real Asset Fund (a)	12,034,009	146,093
Global Diversified Income Fund (a)	4,719,673	63,904
Global Real Estate Securities Fund (a)	1,169,609	9,146
High Yield Fund I (a)	25,114,764	283,797
Inflation Protection Fund (a)	4,748,867	39,986
International Emerging Markets Fund (a)	6,132,659	167,667
International Equity Index Fund (a)	8,329,316	89,790
International Fund I (a)	14,124,461	168,222
International Growth Fund (a)	27,432,906	255,126
International Value Fund I (a)	23,373,500	259,446
LargeCap Growth Fund (a),(b)	29,598,282	246,850
LargeCap Growth Fund I (a)	55,408,103	542,445
LargeCap S&P 500 Index Fund (a)	35,535,930	324,088
LargeCap Value Fund (a)	25,765,740	250,958
LargeCap Value Fund I (a)	44,811,354	486,203
MidCap Growth Fund III (a),(b)	9,411,414	106,067
MidCap Value Fund I (a)	7,040,682	93,782
Preferred Securities Fund (a)	15,961,511	160,413
Real Estate Securities Fund (a)	11,327,084	205,020
SmallCap Growth Fund I (a),(b)	9,630,356	110,460
SmallCap Value Fund II (a)	10,544,667	103,443
	$ 5,184,412
TOTAL INVESTMENT COMPANIES	$ 5,184,412
Total Investments	$ 5,184,412
Liabilities in Excess of Other Assets, Net - (0.06)%	$ (3,170)
TOTAL NET ASSETS - 100.00%	$ 5,181,242

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 531,237
Unrealized Depreciation	(280,518)
Net Unrealized Appreciation (Depreciation)	$ 250,719
Cost for federal income tax purposes	$ 4,933,693
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	47.65%
Fixed Income Funds	30.03%
International Equity Funds	18.33%
Specialty Funds	4.05%
Liabilities in Excess of Other Assets, Net	(0.06)%
TOTAL NET ASSETS	100.00%

See accompanying notes

193

Schedule of Investments
Principal LifeTime 2020 Fund
July 31, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	July 31, 2011 July 31, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	46,178,187	$ 495,859	2,140,433	$ 22,493	2,287,939	$ 23,908	46,030,681	$ 494,316
Bond Market Index Fund	12,820,028	130,342	991,095	10,359	720,793	7,539	13,090,330	133,162
Core Plus Bond Fund I	38,528,584	409,805	2,738,143	29,904	2,158,719	23,731	39,108,008	416,051
Diversified Real Asset Fund	11,961,893	123,619	754,094	8,783	681,978	7,969	12,034,009	124,560
Global Diversified Income Fund	191,819	2,538	4,592,189	62,081	64,335	876	4,719,673	63,743
Global Real Estate Securities Fund	—	—	1,169,609	8,761	—	—	1,169,609	8,761
High Yield Fund I	22,942,010	227,106	3,693,970	40,375	1,521,216	16,845	25,114,764	250,738
Inflation Protection Fund	212,515	1,744	4,589,572	37,165	53,220	437	4,748,867	38,473
International Emerging Markets Fund	6,088,291	154,280	375,422	9,990	331,054	8,898	6,132,659	155,373
International Equity Index Fund	8,177,765	76,763	771,685	8,261	620,134	6,642	8,329,316	78,420
International Fund I	13,565,297	179,820	1,265,458	14,845	706,294	8,316	14,124,461	186,366
International Growth Fund	27,921,704	356,260	1,107,895	10,169	1,596,693	14,557	27,432,906	352,545
International Value Fund I	21,140,409	190,687	3,544,444	38,584	1,311,353	14,557	23,373,500	214,731
LargeCap Growth Fund	29,750,144	214,453	1,417,793	11,761	1,569,655	13,023	29,598,282	213,189
LargeCap Growth Fund I	56,456,853	452,637	2,522,222	24,031	3,570,972	33,894	55,408,103	442,829
LargeCap S&P 500 Index Fund	36,513,918	343,828	2,191,127	19,666	3,169,115	28,612	35,535,930	334,700
LargeCap Value Fund	25,556,981	248,288	1,561,995	14,954	1,353,236	13,023	25,765,740	250,218
LargeCap Value Fund I	44,428,897	471,549	2,768,772	29,915	2,386,315	25,912	44,811,354	475,680
MidCap Growth Fund III	9,523,301	81,632	299,593	3,269	411,480	4,523	9,411,414	80,376
MidCap Value Fund I	6,992,874	80,378	386,291	5,140	338,483	4,523	7,040,682	80,996
Preferred Securities Fund	15,387,124	162,304	1,306,124	13,104	731,737	7,325	15,961,511	168,086
Real Estate Securities Fund	11,780,702	189,225	132,293	2,201	585,911	9,790	11,327,084	181,332
SmallCap Growth Fund I	11,914,983	122,094	295,271	3,269	2,579,898	29,222	9,630,356	96,404
SmallCap Value Fund II	10,624,942	83,862	378,974	3,694	459,249	4,524	10,544,667	83,121

		$ 4,799,073		$ 432,774		$ 308,646		$ 4,924,170

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 15,624		$ (128)			$ —
Bond Market Index Fund		2,666			—			19
Core Plus Bond Fund I		17,353			73			5,172
Diversified Real Asset Fund		668			127			20
Global Diversified Income Fund		1,205			—			16
Global Real Estate Securities Fund		67			—			2
High Yield Fund I		19,873			102			3,414
Inflation Protection Fund		589			1			—
International Emerging Markets Fund		952			1			—
International Equity Index Fund		1,484			38			30
International Fund I		2,279			17			—
International Growth Fund		3,641			673			—
International Value Fund I		6,618			17			13,062
LargeCap Growth Fund		—			(2)			—
LargeCap Growth Fund I		629			55			—
LargeCap S&P 500 Index Fund		4,305			(182)			—
LargeCap Value Fund		3,193			(1)			—
LargeCap Value Fund I		6,514			128			—
MidCap Growth Fund III		—			(2)			—
MidCap Value Fund I		1,060			1			—
Preferred Securities Fund		7,506			3			567
Real Estate Securities Fund		2,043			(304)			—
SmallCap Growth Fund I		—			263			—
SmallCap Value Fund II		425			89			—
	$ 98,694		$ 969			$ 22,302
All dollar amounts are shown in thousands (000's)

See accompanying notes

194

		Schedule of Investments
		Principal LifeTime 2025 Fund
		July 31, 2011 (unaudited)

INVESTMENT COMPANIES - 99.91%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 99.91%
Bond & Mortgage Securities Fund (a)	4,859,106 $	51,798
Bond Market Index Fund (a)	1,444,503	15,586
Core Plus Bond Fund I (a)	4,502,101	50,604
Diversified Real Asset Fund (a)	1,421,937	17,262
Global Real Estate Securities Fund (a)	714,304	5,586
High Yield Fund I (a)	5,225,004	59,043
International Emerging Markets Fund (a)	1,021,380	27,925
International Equity Index Fund (a)	1,310,987	14,132
International Fund I (a)	2,376,289	28,302
International Growth Fund (a)	3,874,389	36,032
International Value Fund I (a)	3,980,908	44,188
LargeCap Growth Fund (a),(b)	4,533,110	37,806
LargeCap Growth Fund I (a)	8,004,322	78,362
LargeCap S&P 500 Index Fund (a)	6,032,536	55,017
LargeCap Value Fund (a)	3,951,369	38,486
LargeCap Value Fund I (a)	6,950,978	75,418
MidCap Growth Fund III (a),(b)	1,295,112	14,596
MidCap Value Fund I (a)	1,016,467	13,539
Preferred Securities Fund (a)	1,872,983	18,823
Real Estate Securities Fund (a)	1,501,920	27,185
SmallCap Growth Fund I (a),(b)	1,337,160	15,337
SmallCap Value Fund II (a)	1,344,303	13,188
	$ 738,215
TOTAL INVESTMENT COMPANIES	$ 738,215
Total Investments	$ 738,215
Other Assets in Excess of Liabilities, Net - 0.09%	$ 665
TOTAL NET ASSETS - 100.00%	$ 738,880

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 128,941
Unrealized Depreciation	(3,114)
Net Unrealized Appreciation (Depreciation)	$ 125,827
Cost for federal income tax purposes	$ 612,388
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	49.92%
Fixed Income Funds	26.51%
International Equity Funds	21.14%
Specialty Funds	2.34%
Other Assets in Excess of Liabilities, Net	0.09%
TOTAL NET ASSETS	100.00%

See accompanying notes

195

Schedule of Investments
Principal LifeTime 2025 Fund
July 31, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	July 31, 2011 July 31, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	3,986,683	$ 36,209	1,216,501	$ 12,792	344,078	$ 3,650	4,859,106 $	45,356
Bond Market Index Fund	1,159,715	11,899	402,986	4,235	118,198	1,256	1,444,503	14,879
Core Plus Bond Fund I	3,598,913	38,081	1,229,947	13,556	326,759	3,648	4,502,101	47,994
Diversified Real Asset Fund	1,151,333	11,857	383,650	4,498	113,046	1,354	1,421,937	15,012
Global Real Estate Securities Fund	—	—	714,304	5,370	—	—	714,304	5,370
High Yield Fund I	2,611,776	24,369	3,809,341	42,903	1,196,113	13,367	5,225,004	53,829
International Emerging Markets Fund	913,901	16,107	176,989	4,710	69,510	1,893	1,021,380	18,936
International Equity Index Fund	977,274	9,246	465,760	5,011	132,047	1,455	1,310,987	12,812
International Fund I	1,790,072	17,908	737,100	8,673	150,883	1,824	2,376,289	24,771
International Growth Fund	3,509,107	25,449	703,995	6,524	338,713	3,182	3,874,389	28,815
International Value Fund I	2,851,124	26,194	1,404,576	15,573	274,792	3,183	3,980,908	38,610
LargeCap Growth Fund	4,037,528	25,365	840,395	6,976	344,813	2,909	4,533,110	29,441
LargeCap Growth Fund I	7,131,339	50,313	1,469,518	14,033	596,535	5,867	8,004,322	58,584
LargeCap S&P 500 Index Fund	5,371,191	39,346	1,073,781	9,698	412,436	3,838	6,032,536	45,225
LargeCap Value Fund	3,269,235	26,143	972,856	9,394	290,722	2,907	3,951,369	32,652
LargeCap Value Fund I	5,371,996	50,783	2,097,410	22,760	518,428	5,806	6,950,978	67,791
MidCap Growth Fund III	1,210,334	8,622	179,125	1,964	94,347	1,090	1,295,112	9,552
MidCap Value Fund I	936,365	8,711	158,592	2,109	78,490	1,090	1,016,467	9,773
Preferred Securities Fund	1,448,532	13,495	574,161	5,803	149,710	1,527	1,872,983	17,767
Real Estate Securities Fund	1,597,305	15,550	26,295	432	121,680	2,189	1,501,920	14,034
SmallCap Growth Fund I	1,253,382	9,112	177,602	1,978	93,824	1,110	1,337,160	10,048
SmallCap Value Fund II	1,246,184	9,909	207,352	2,029	109,233	1,109	1,344,303	10,864

		$ 474,668		$ 201,021		$ 64,254	$ 612,115

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 1,500		$ 5			$ —
Bond Market Index Fund		246			1			2
Core Plus Bond Fund I		1,697			5			491
Diversified Real Asset Fund		66			11			2
Global Real Estate Securities Fund		38			—			1
High Yield Fund I		2,347			(76)			398
International Emerging Markets Fund		146			12			—
International Equity Index Fund		185			10			4
International Fund I		318			14			—
International Growth Fund		456			24			—
International Value Fund I		926			26			1,810
LargeCap Growth Fund		—			9			—
LargeCap Growth Fund I		81			105			—
LargeCap S&P 500 Index Fund		646			19			—
LargeCap Value Fund		418			22			—
LargeCap Value Fund I		808			54			—
MidCap Growth Fund III		—			56			—
MidCap Value Fund I		145			43			—
Preferred Securities Fund		802			(4)			54
Real Estate Securities Fund		277			241			—
SmallCap Growth Fund I		—			68			—
SmallCap Value Fund II		51			35			—
	$ 11,153		$ 680			$ 2,762
All dollar amounts are shown in thousands (000's)

See accompanying notes

196

		Schedule of Investments
		Principal LifeTime 2030 Fund
		July 31, 2011 (unaudited)

INVESTMENT COMPANIES - 100.07%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.07%
Bond & Mortgage Securities Fund (a)	23,479,851 $	250,295
Bond Market Index Fund (a)	8,402,852	90,667
Core Plus Bond Fund I (a)	20,735,296	233,065
Diversified Real Asset Fund (a)	8,555,103	103,859
Global Real Estate Securities Fund (a)	1,869,278	14,618
High Yield Fund I (a)	32,455,675	366,749
International Emerging Markets Fund (a)	6,982,592	190,904
International Equity Index Fund (a)	12,066,098	130,072
International Fund I (a)	14,947,781	178,028
International Growth Fund (a)	26,344,145	245,000
International Value Fund I (a)	25,829,308	286,705
LargeCap Growth Fund (a),(b)	31,128,170	259,609
LargeCap Growth Fund I (a)	52,637,574	515,322
LargeCap S&P 500 Index Fund (a)	35,360,706	322,490
LargeCap Value Fund (a)	25,899,867	252,265
LargeCap Value Fund I (a)	46,393,816	503,373
MidCap Growth Fund III (a),(b)	9,610,186	108,307
MidCap Value Fund I (a)	7,651,545	101,919
Preferred Securities Fund (a)	14,264,574	143,359
Real Estate Securities Fund (a)	12,038,884	217,904
SmallCap Growth Fund I (a),(b)	9,756,335	111,905
SmallCap Value Fund II (a)	10,294,540	100,989
	$ 4,727,404
TOTAL INVESTMENT COMPANIES	$ 4,727,404
Total Investments	$ 4,727,404
Liabilities in Excess of Other Assets, Net - (0.07)%	$ (3,353)
TOTAL NET ASSETS - 100.00%	$ 4,724,051

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 548,121
Unrealized Depreciation	(267,270)
Net Unrealized Appreciation (Depreciation)	$ 280,851
Cost for federal income tax purposes	$ 4,446,553
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	52.80%
Fixed Income Funds	22.94%
International Equity Funds	22.13%
Specialty Funds	2.20%
Liabilities in Excess of Other Assets, Net	(0.07)%
TOTAL NET ASSETS	100.00%

See accompanying notes

197

Schedule of Investments
Principal LifeTime 2030 Fund
July 31, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	July 31, 2011 July 31, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	22,989,351	$ 246,317	1,856,957	$ 19,478	1,366,457	$ 14,269	23,479,851	$ 251,489
Bond Market Index Fund	8,180,890	83,301	649,239	6,785	427,277	4,465	8,402,852	85,621
Core Plus Bond Fund I	19,878,728	211,442	2,151,911	23,517	1,295,343	14,270	20,735,296	220,765
Diversified Real Asset Fund	7,235,241	74,049	1,767,432	20,744	447,570	5,225	8,555,103	89,651
Global Real Estate Securities Fund	—	—	1,869,278	14,035	—	—	1,869,278	14,035
High Yield Fund I	20,698,976	201,842	12,862,411	142,970	1,105,712	12,061	32,455,675	332,799
International Emerging Markets Fund	6,890,818	167,575	446,315	11,838	354,541	9,530	6,982,592	169,882
International Equity Index Fund	9,614,803	90,166	3,123,622	33,951	672,327	7,201	12,066,098	116,962
International Fund I	14,211,830	186,963	1,510,337	17,678	774,386	9,121	14,947,781	195,548
International Growth Fund	27,566,606	349,462	1,242,885	11,407	2,465,346	22,505	26,344,145	339,830
International Value Fund I	21,021,096	190,548	6,221,501	68,442	1,413,289	15,696	25,829,308	243,313
LargeCap Growth Fund	31,849,762	231,374	1,652,458	13,684	2,374,050	19,472	31,128,170	225,580
LargeCap Growth Fund I	59,964,304	474,734	2,798,401	26,613	10,125,131	95,791	52,637,574	409,347
LargeCap S&P 500 Index Fund	35,666,909	332,848	2,438,472	21,890	2,744,675	24,746	35,360,706	329,994
LargeCap Value Fund	26,925,406	262,650	1,779,038	17,043	2,804,577	26,993	25,899,867	252,712
LargeCap Value Fund I	46,641,306	495,433	3,165,061	34,196	3,412,551	36,985	46,393,816	492,898
MidCap Growth Fund III	9,723,532	84,602	352,359	3,849	465,705	5,126	9,610,186	83,324
MidCap Value Fund I	7,655,836	89,509	378,831	5,009	383,122	5,127	7,651,545	89,390
Preferred Securities Fund	13,465,681	137,469	1,540,104	15,486	741,211	7,406	14,264,574	145,549
Real Estate Securities Fund	12,648,774	186,918	140,707	2,341	750,597	12,482	12,038,884	176,702
SmallCap Growth Fund I	12,555,228	124,451	167,592	1,836	2,966,485	33,202	9,756,335	93,843
SmallCap Value Fund II	10,376,633	81,926	437,237	4,265	519,330	5,128	10,294,540	81,195

		$ 4,303,579		$ 517,057		$ 386,801		$ 4,440,429

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 7,838		$ (37)			$ —
Bond Market Index Fund		1,698			—			12
Core Plus Bond Fund I		8,948			76			2,656
Diversified Real Asset Fund		404			83			12
Global Real Estate Securities Fund		101			—			2
High Yield Fund I		18,465			48			3,151
International Emerging Markets Fund		1,076			(1)			—
International Equity Index Fund		1,744			46			36
International Fund I		2,391			28			—
International Growth Fund		3,586			1,466			—
International Value Fund I		6,587			19			12,994
LargeCap Growth Fund		—			(6)			—
LargeCap Growth Fund I		667			3,791			—
LargeCap S&P 500 Index Fund		4,199			2			—
LargeCap Value Fund		3,359			12			—
LargeCap Value Fund I		6,828			254			—
MidCap Growth Fund III		—			(1)			—
MidCap Value Fund I		1,159			(1)			—
Preferred Securities Fund		6,617			—			496
Real Estate Securities Fund		2,182			(75)			—
SmallCap Growth Fund I		—			758			—
SmallCap Value Fund II		415			132			—
	$ 78,264		$ 6,594			$ 19,359
All dollar amounts are shown in thousands (000's)

See accompanying notes

198

		Schedule of Investments
		Principal LifeTime 2035 Fund
		July 31, 2011 (unaudited)

INVESTMENT COMPANIES - 100.06%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.06%
Bond & Mortgage Securities Fund (a)	1,725,269 $	18,391
Bond Market Index Fund (a)	514,771	5,554
Core Plus Bond Fund I (a)	1,573,322	17,684
Diversified Real Asset Fund (a)	668,520	8,116
Global Real Estate Securities Fund (a)	843,509	6,596
High Yield Fund I (a)	2,838,493	32,075
International Emerging Markets Fund (a)	796,385	21,773
International Equity Index Fund (a)	1,231,022	13,270
International Fund I (a)	1,718,186	20,464
International Growth Fund (a)	2,872,869	26,718
International Value Fund I (a)	2,786,875	30,934
LargeCap Growth Fund (a),(b)	3,429,567	28,603
LargeCap Growth Fund I (a)	5,628,112	55,099
LargeCap S&P 500 Index Fund (a)	3,812,079	34,766
LargeCap Value Fund (a)	2,843,496	27,696
LargeCap Value Fund I (a)	4,830,151	52,407
MidCap Growth Fund III (a),(b)	981,529	11,062
MidCap Value Fund I (a)	772,480	10,290
Preferred Securities Fund (a)	1,331,825	13,385
Real Estate Securities Fund (a)	961,805	17,409
SmallCap Growth Fund I (a),(b)	998,653	11,455
SmallCap Value Fund II (a)	1,007,174	9,880
	$ 473,627
TOTAL INVESTMENT COMPANIES	$ 473,627
Total Investments	$ 473,627
Liabilities in Excess of Other Assets, Net - (0.06)%	$ (287)
TOTAL NET ASSETS - 100.00%	$ 473,340

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 86,523
Unrealized Depreciation	(2,201)
Net Unrealized Appreciation (Depreciation)	$ 84,322
Cost for federal income tax purposes	$ 389,305
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	54.65%
International Equity Funds	25.29%
Fixed Income Funds	18.41%
Specialty Funds	1.71%
Liabilities in Excess of Other Assets, Net	(0.06)%
TOTAL NET ASSETS	100.00%

See accompanying notes

199

Schedule of Investments
Principal LifeTime 2035 Fund
July 31, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	July 31, 2011 July 31, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	1,389,904	$ 12,438	358,318	$ 3,758	22,953	$ 241	1,725,269 $	15,955
Bond Market Index Fund	248,969	2,532	273,967	2,900	8,165	86	514,771	5,346
Core Plus Bond Fund I	1,230,373	13,011	364,679	4,012	21,730	241	1,573,322	16,782
Diversified Real Asset Fund	531,598	5,463	147,713	1,729	10,791	126	668,520	7,066
Global Real Estate Securities Fund	—	—	843,509	6,373	—	—	843,509	6,373
High Yield Fund I	1,625,837	15,183	1,243,936	13,879	31,280	350	2,838,493	28,712
International Emerging Markets Fund	666,436	11,668	140,077	3,726	10,128	269	796,385	15,125
International Equity Index Fund	771,422	7,252	478,396	5,177	18,796	201	1,231,022	12,228
International Fund I	1,295,194	13,312	444,805	5,219	21,813	256	1,718,186	18,275
International Growth Fund	2,569,861	17,943	352,173	3,249	49,165	446	2,872,869	20,754
International Value Fund I	1,969,967	18,089	856,803	9,456	39,895	447	2,786,875	27,098
LargeCap Growth Fund	2,996,770	18,760	576,076	4,779	143,279	1,158	3,429,567	22,380
LargeCap Growth Fund I	5,202,471	36,636	1,006,323	9,618	580,682	5,463	5,628,112	40,769
LargeCap S&P 500 Index Fund	3,525,480	25,733	739,731	6,685	453,132	4,099	3,812,079	28,309
LargeCap Value Fund	2,356,975	18,768	525,934	5,082	39,413	379	2,843,496	23,471
LargeCap Value Fund I	3,966,343	37,444	933,866	10,158	70,058	760	4,830,151	46,842
MidCap Growth Fund III	880,802	6,260	113,514	1,245	12,787	141	981,529	7,365
MidCap Value Fund I	681,346	6,324	101,648	1,351	10,514	140	772,480	7,535
Preferred Securities Fund	843,800	7,867	507,775	5,139	19,750	199	1,331,825	12,807
Real Estate Securities Fund	964,663	10,232	17,561	288	20,419	343	961,805	10,178
SmallCap Growth Fund I	899,454	6,440	111,751	1,245	12,552	141	998,653	7,546
SmallCap Value Fund II	890,453	7,094	131,006	1,282	14,285	141	1,007,174	8,236

		$ 298,449		$ 106,350		$ 15,627	$ 389,152

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 527		$ —			$ —
Bond Market Index Fund		54			—			—
Core Plus Bond Fund I		585			—			169
Diversified Real Asset Fund		31			—			1
Global Real Estate Securities Fund		37			—			1
High Yield Fund I		1,466			—			248
International Emerging Markets Fund		107			—			—
International Equity Index Fund		147			—			3
International Fund I		231			—			—
International Growth Fund		336			8			—
International Value Fund I		644			—			1,255
LargeCap Growth Fund		—			(1)			—
LargeCap Growth Fund I		59			(22)			—
LargeCap S&P 500 Index Fund		427			(10)			—
LargeCap Value Fund		303			—			—
LargeCap Value Fund I		599			—			—
MidCap Growth Fund III		—			1			—
MidCap Value Fund I		106			—			—
Preferred Securities Fund		496			—			32
Real Estate Securities Fund		170			1			—
SmallCap Growth Fund I		—			2			—
SmallCap Value Fund II		37			1			—
	$ 6,362		$ (20)			$ 1,709
All dollar amounts are shown in thousands (000's)

See accompanying notes

200

		Schedule of Investments
		Principal LifeTime 2040 Fund
		July 31, 2011 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.01%
Bond & Mortgage Securities Fund (a)	6,808,123 $	72,575
Bond Market Index Fund (a)	2,456,719	26,508
Core Plus Bond Fund I (a)	6,478,285	72,816
Diversified Real Asset Fund (a)	3,882,690	47,136
Global Real Estate Securities Fund (a)	6,249,284	48,869
High Yield Fund I (a)	14,979,223	169,265
International Emerging Markets Fund (a)	4,754,273	129,982
International Equity Index Fund (a)	8,389,009	90,433
International Fund I (a)	10,174,403	121,177
International Growth Fund (a)	19,287,265	179,372
International Value Fund I (a)	17,782,296	197,383
LargeCap Growth Fund (a),(b)	20,531,922	171,236
LargeCap Growth Fund I (a)	34,204,702	334,864
LargeCap S&P 500 Index Fund (a)	23,235,595	211,909
LargeCap Value Fund (a)	17,111,396	166,665
LargeCap Value Fund I (a)	30,167,427	327,317
MidCap Growth Fund III (a),(b)	6,058,411	68,278
MidCap Value Fund I (a)	4,882,330	65,033
Preferred Securities Fund (a)	7,892,063	79,315
Real Estate Securities Fund (a)	5,201,832	94,153
SmallCap Growth Fund I (a),(b)	5,788,664	66,396
SmallCap Value Fund II (a)	6,743,841	66,157
	$ 2,806,839
TOTAL INVESTMENT COMPANIES	$ 2,806,839
Total Investments	$ 2,806,839
Liabilities in Excess of Other Assets, Net - (0.01)%	$ (292)
TOTAL NET ASSETS - 100.00%	$ 2,806,547

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 355,703
Unrealized Depreciation	(158,026)
Net Unrealized Appreciation (Depreciation)	$ 197,677
Cost for federal income tax purposes	$ 2,609,162
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56.02%
International Equity Funds	27.33%
Fixed Income Funds	14.98%
Specialty Funds	1.68%
Liabilities in Excess of Other Assets, Net	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes

201

Schedule of Investments
Principal LifeTime 2040 Fund
July 31, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	July 31, 2011 July 31, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	6,132,472	$ 65,374	1,130,182	$ 11,898	454,531	$ 4,736	6,808,123	$ 72,531
Bond Market Index Fund	2,374,213	24,219	242,860	2,541	160,354	1,674	2,456,719	25,086
Core Plus Bond Fund I	5,467,233	57,540	1,431,581	15,821	420,529	4,609	6,478,285	68,752
Diversified Real Asset Fund	3,531,024	36,278	620,211	7,264	268,545	3,116	3,882,690	40,490
Global Real Estate Securities Fund	—	—	6,249,284	47,629	—	—	6,249,284	47,629
High Yield Fund I	11,867,139	116,855	3,887,666	42,861	775,582	8,568	14,979,223	151,162
International Emerging Markets Fund	4,664,940	108,987	380,903	10,107	291,570	7,812	4,754,273	111,282
International Equity Index Fund	6,255,662	58,793	2,679,014	29,138	545,667	5,830	8,389,009	82,146
International Fund I	9,537,153	125,293	1,266,127	14,828	628,877	7,387	10,174,403	132,761
International Growth Fund	18,331,433	224,857	2,293,317	21,041	1,337,485	12,137	19,287,265	234,246
International Value Fund I	14,165,380	127,712	4,779,730	52,706	1,162,814	12,857	17,782,296	167,577
LargeCap Growth Fund	21,326,184	153,035	1,436,576	11,900	2,230,838	18,193	20,531,922	146,730
LargeCap Growth Fund I	38,695,735	301,509	2,321,849	22,079	6,812,882	64,165	34,204,702	261,522
LargeCap S&P 500 Index Fund	25,768,546	229,227	2,054,490	18,471	4,587,441	41,457	23,235,595	205,728
LargeCap Value Fund	17,586,869	168,469	1,467,754	14,089	1,943,227	18,638	17,111,396	163,828
LargeCap Value Fund I	30,214,893	317,454	2,592,085	28,053	2,639,551	28,527	30,167,427	317,100
MidCap Growth Fund III	6,136,281	53,350	375,083	4,140	452,953	4,939	6,058,411	52,550
MidCap Value Fund I	4,801,011	55,476	364,988	4,865	283,669	3,766	4,882,330	56,578
Preferred Securities Fund	6,894,258	68,855	1,540,061	15,572	542,256	5,405	7,892,063	79,018
Real Estate Securities Fund	5,598,947	90,021	64,196	1,066	461,311	7,544	5,201,832	83,511
SmallCap Growth Fund I	7,899,367	76,683	368,433	4,140	2,479,136	28,046	5,788,664	53,387
SmallCap Value Fund II	6,901,454	54,640	448,248	4,415	605,861	5,878	6,743,841	53,257

		$ 2,514,627		$ 384,624		$ 295,284		$ 2,606,871

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 2,143		$ (5)			$ —
Bond Market Index Fund		492			—			4
Core Plus Bond Fund I		2,500			—			741
Diversified Real Asset Fund		197			64			6
Global Real Estate Securities Fund		213			—			2
High Yield Fund I		10,237			14			1,771
International Emerging Markets Fund		728			—			—
International Equity Index Fund		1,133			45			23
International Fund I		1,609			27			—
International Growth Fund		2,367			485			—
International Value Fund I		4,452			16			8,797
LargeCap Growth Fund		—			(12)			—
LargeCap Growth Fund I		430			2,099			—
LargeCap S&P 500 Index Fund		3,028			(513)			—
LargeCap Value Fund		2,190			(92)			—
LargeCap Value Fund I		4,414			120			—
MidCap Growth Fund III		—			(1)			—
MidCap Value Fund I		725			3			—
Preferred Securities Fund		3,444			(4)			255
Real Estate Securities Fund		947			(32)			—
SmallCap Growth Fund I		—			610			—
SmallCap Value Fund II		275			80			—
	$ 41,524		$ 2,904			$ 11,599
All dollar amounts are shown in thousands (000's)

See accompanying notes

202

		Schedule of Investments
		Principal LifeTime 2045 Fund
		July 31, 2011 (unaudited)

INVESTMENT COMPANIES - 99.87%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 99.87%
Bond & Mortgage Securities Fund (a)	459,526 $	4,899
Bond Market Index Fund (a)	133,526	1,441
Core Plus Bond Fund I (a)	420,218	4,723
Diversified Real Asset Fund (a)	256,170	3,110
Global Real Estate Securities Fund (a)	580,658	4,541
High Yield Fund I (a)	1,039,074	11,742
International Emerging Markets Fund (a)	400,985	10,963
International Equity Index Fund (a)	640,877	6,909
International Fund I (a)	893,190	10,638
International Growth Fund (a)	1,599,563	14,876
International Value Fund I (a)	1,555,671	17,268
LargeCap Growth Fund (a),(b)	1,747,544	14,574
LargeCap Growth Fund I (a)	2,822,167	27,629
LargeCap S&P 500 Index Fund (a)	1,913,116	17,448
LargeCap Value Fund (a)	1,459,135	14,212
LargeCap Value Fund I (a)	2,442,069	26,496
MidCap Growth Fund III (a),(b)	482,089	5,433
MidCap Value Fund I (a)	379,805	5,059
Preferred Securities Fund (a)	570,641	5,735
Real Estate Securities Fund (a)	391,170	7,080
SmallCap Growth Fund I (a),(b)	489,491	5,614
SmallCap Value Fund II (a)	497,484	4,880
	$ 225,270
TOTAL INVESTMENT COMPANIES	$ 225,270
Total Investments	$ 225,270
Other Assets in Excess of Liabilities, Net - 0.13%	$ 301
TOTAL NET ASSETS - 100.00%	$ 225,571

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 38,612
Unrealized Depreciation	(917)
Net Unrealized Appreciation (Depreciation)	$ 37,695
Cost for federal income tax purposes	$ 187,575
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56.94%
International Equity Funds	28.90%
Fixed Income Funds	12.65%
Specialty Funds	1.38%
Other Assets in Excess of Liabilities, Net	0.13%
TOTAL NET ASSETS	100.00%

See accompanying notes

203

Schedule of Investments
Principal LifeTime 2045 Fund
July 31, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	July 31, 2011 July 31, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	265,184	$ 2,358	198,441	$ 2,095	4,099	$ 43	459,526 $	4,410
Bond Market Index Fund	48,654	497	86,352	911	1,480	16	133,526	1,392
Core Plus Bond Fund I	233,961	2,462	189,985	2,099	3,728	40	420,218	4,521
Diversified Real Asset Fund	186,281	1,910	74,145	870	4,256	49	256,170	2,731
Global Real Estate Securities Fund	—	—	580,658	4,394	—	—	580,658	4,394
High Yield Fund I	729,985	6,866	323,925	3,595	14,836	165	1,039,074	10,296
International Emerging Markets Fund	308,072	5,512	98,529	2,621	5,616	150	400,985	7,983
International Equity Index Fund	267,146	2,618	382,280	4,150	8,549	91	640,877	6,677
International Fund I	606,030	5,720	299,117	3,516	11,957	141	893,190	9,095
International Growth Fund	1,288,293	9,352	334,120	3,081	22,850	209	1,599,563	12,224
International Value Fund I	1,021,490	9,658	555,939	6,164	21,758	244	1,555,671	15,578
LargeCap Growth Fund	1,449,916	9,115	369,290	3,066	71,662	581	1,747,544	11,600
LargeCap Growth Fund I	2,473,470	17,503	641,914	6,148	293,217	2,776	2,822,167	20,879
LargeCap S&P 500 Index Fund	1,587,946	11,633	462,848	4,191	137,678	1,247	1,913,116	14,575
LargeCap Value Fund	1,154,975	9,216	331,965	3,216	27,805	272	1,459,135	12,160
LargeCap Value Fund I	1,889,752	17,832	588,151	6,409	35,834	394	2,442,069	23,847
MidCap Growth Fund III	420,040	3,019	70,615	777	8,566	97	482,089	3,699
MidCap Value Fund I	324,723	3,047	62,174	828	7,092	97	379,805	3,779
Preferred Securities Fund	306,606	2,893	270,665	2,738	6,630	67	570,641	5,564
Real Estate Securities Fund	392,164	4,272	6,116	101	7,110	121	391,170	4,252
SmallCap Growth Fund I	428,346	3,095	69,521	777	8,376	98	489,491	3,776
SmallCap Value Fund II	425,987	3,407	81,088	795	9,591	98	497,484	4,105

		$ 131,985		$ 62,542		$ 6,996	$ 187,537

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 114		$ —			$ —
Bond Market Index Fund		11			—			—
Core Plus Bond Fund I		115			—			33
Diversified Real Asset Fund		11			—			—
Global Real Estate Securities Fund		26			—			1
High Yield Fund I		659			—			112
International Emerging Markets Fund		50			—			—
International Equity Index Fund		54			—			1
International Fund I		112			—			—
International Growth Fund		169			—			—
International Value Fund I		341			—			663
LargeCap Growth Fund		—			—			—
LargeCap Growth Fund I		29			4			—
LargeCap S&P 500 Index Fund		195			(2)			—
LargeCap Value Fund		150			—			—
LargeCap Value Fund I		290			—			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		51			1			—
Preferred Securities Fund		201			—			12
Real Estate Securities Fund		69			—			—
SmallCap Growth Fund I		—			2			—
SmallCap Value Fund II		18			1			—
	$ 2,665		$ 6			$ 822
All dollar amounts are shown in thousands (000's)

See accompanying notes

204

		Schedule of Investments
		Principal LifeTime 2050 Fund
		July 31, 2011 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.00%
Bond & Mortgage Securities Fund (a)	1,086,260 $	11,580
Bond Market Index Fund (a)	341,498	3,685
Core Plus Bond Fund I (a)	1,033,759	11,619
Diversified Real Asset Fund (a)	1,313,843	15,950
Global Real Estate Securities Fund (a)	2,092,793	16,366
High Yield Fund I (a)	5,037,266	56,921
International Emerging Markets Fund (a)	2,270,772	62,083
International Equity Index Fund (a)	4,148,394	44,720
International Fund I (a)	4,691,408	55,875
International Growth Fund (a)	8,816,292	81,991
International Value Fund I (a)	8,585,856	95,303
LargeCap Growth Fund (a),(b)	8,998,121	75,044
LargeCap Growth Fund I (a)	15,109,927	147,926
LargeCap S&P 500 Index Fund (a)	10,145,835	92,530
LargeCap Value Fund (a)	7,514,286	73,189
LargeCap Value Fund I (a)	13,307,626	144,388
MidCap Growth Fund III (a),(b)	2,527,000	28,479
MidCap Value Fund I (a)	2,119,627	28,233
Preferred Securities Fund (a)	2,959,761	29,746
Real Estate Securities Fund (a)	2,450,701	44,358
SmallCap Growth Fund I (a),(b)	2,411,795	27,663
SmallCap Value Fund II (a)	2,921,535	28,660
	$ 1,176,309
TOTAL INVESTMENT COMPANIES	$ 1,176,309
Total Investments	$ 1,176,309
Other Assets in Excess of Liabilities, Net - 0.00%	$ 25
TOTAL NET ASSETS - 100.00%	$ 1,176,334

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 158,132
Unrealized Depreciation	(68,496)
Net Unrealized Appreciation (Depreciation)	$ 89,636
Cost for federal income tax purposes	$ 1,086,673
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	58.70%
International Equity Funds	30.29%
Fixed Income Funds	9.65%
Specialty Funds	1.36%
Other Assets in Excess of Liabilities, Net	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes

205

Schedule of Investments
Principal LifeTime 2050 Fund
July 31, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	July 31, 2011 July 31, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	979,381	$ 10,475	218,186	$ 2,296	111,307	$ 1,161	1,086,260	$ 11,611
Bond Market Index Fund	236,706	2,400	142,112	1,509	37,320	391	341,498	3,518
Core Plus Bond Fund I	888,294	9,181	248,619	2,746	103,154	1,131	1,033,759	10,795
Diversified Real Asset Fund	1,157,290	11,754	278,166	3,261	121,613	1,419	1,313,843	13,613
Global Real Estate Securities Fund	—	—	2,092,793	15,855	—	—	2,092,793	15,855
High Yield Fund I	4,947,900	50,638	758,102	8,272	668,736	7,474	5,037,266	51,553
International Emerging Markets Fund	1,971,482	46,535	480,463	12,707	181,173	4,884	2,270,772	54,360
International Equity Index Fund	2,464,804	23,198	1,894,175	20,648	210,585	2,235	4,148,394	41,618
International Fund I	4,219,895	53,387	858,215	10,110	386,702	4,570	4,691,408	58,932
International Growth Fund	8,440,801	100,958	1,124,019	10,336	748,528	6,820	8,816,292	104,606
International Value Fund I	6,515,688	58,009	2,685,655	29,780	615,487	6,821	8,585,856	80,971
LargeCap Growth Fund	9,992,413	70,513	772,790	6,413	1,767,082	14,373	8,998,121	62,580
LargeCap Growth Fund I	17,165,140	134,094	1,363,813	13,015	3,419,026	32,471	15,109,927	115,780
LargeCap S&P 500 Index Fund	10,579,486	93,879	1,063,733	9,579	1,497,384	13,509	10,145,835	89,891
LargeCap Value Fund	8,000,909	75,633	770,466	7,404	1,257,089	12,112	7,514,286	70,868
LargeCap Value Fund I	13,225,176	138,336	1,360,765	14,748	1,278,315	13,874	13,307,626	139,216
MidCap Growth Fund III	2,915,734	24,544	163,606	1,787	552,340	6,115	2,527,000	20,233
MidCap Value Fund I	2,203,622	25,035	159,936	2,118	243,931	3,284	2,119,627	23,874
Preferred Securities Fund	2,346,997	24,143	767,858	7,767	155,094	1,545	2,959,761	30,364
Real Estate Securities Fund	2,555,978	41,489	27,580	460	132,857	2,214	2,450,701	39,723
SmallCap Growth Fund I	3,470,774	33,854	158,311	1,753	1,217,290	13,660	2,411,795	22,334
SmallCap Value Fund II	3,059,769	24,330	192,038	1,875	330,272	3,286	2,921,535	23,072

		$ 1,052,385		$ 184,439		$ 153,349		$ 1,085,367

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 342		$ 1			$ —
Bond Market Index Fund		48			—			—
Core Plus Bond Fund I		406			(1)			121
Diversified Real Asset Fund		65			17			2
Global Real Estate Securities Fund		83			—			1
High Yield Fund I		4,242			117			738
International Emerging Markets Fund		308			2			—
International Equity Index Fund		448			7			9
International Fund I		717			5			—
International Growth Fund		1,084			132			—
International Value Fund I		2,061			3			4,079
LargeCap Growth Fund		—			27			—
LargeCap Growth Fund I		190			1,142			—
LargeCap S&P 500 Index Fund		1,237			(58)			—
LargeCap Value Fund		991			(57)			—
LargeCap Value Fund I		1,922			6			—
MidCap Growth Fund III		—			17			—
MidCap Value Fund I		332			5			—
Preferred Securities Fund		1,235			(1)			88
Real Estate Securities Fund		441			(12)			—
SmallCap Growth Fund I		—			387			—
SmallCap Value Fund II		122			153			—
	$ 16,274		$ 1,892			$ 5,038
All dollar amounts are shown in thousands (000's)

See accompanying notes

206

		Schedule of Investments
		Principal LifeTime 2055 Fund
		July 31, 2011 (unaudited)

INVESTMENT COMPANIES - 100.17%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.17%
Bond & Mortgage Securities Fund (a)	29,266 $	312
Bond Market Index Fund (a)	6,508	70
Core Plus Bond Fund I (a)	27,014	304
Diversified Real Asset Fund (a)	30,557	371
Global Real Estate Securities Fund (a)	108,055	845
High Yield Fund I (a)	119,864	1,354
International Emerging Markets Fund (a)	66,796	1,826
International Equity Index Fund (a)	128,064	1,381
International Fund I (a)	164,701	1,962
International Growth Fund (a)	247,974	2,306
International Value Fund I (a)	255,071	2,831
LargeCap Growth Fund (a),(b)	260,730	2,175
LargeCap Growth Fund I (a)	429,196	4,202
LargeCap S&P 500 Index Fund (a)	296,218	2,702
LargeCap Value Fund (a)	215,324	2,097
LargeCap Value Fund I (a)	376,176	4,082
MidCap Growth Fund III (a),(b)	67,564	761
MidCap Value Fund I (a)	53,477	712
Preferred Securities Fund (a)	78,895	793
Real Estate Securities Fund (a)	48,219	873
SmallCap Growth Fund I (a),(b)	69,603	798
SmallCap Value Fund II (a)	71,483	701
	$ 33,458
TOTAL INVESTMENT COMPANIES	$ 33,458
Total Investments	$ 33,458
Liabilities in Excess of Other Assets, Net - (0.17)%	$ (58)
TOTAL NET ASSETS - 100.00%	$ 33,400

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 5,011
Unrealized Depreciation	(169)
Net Unrealized Appreciation (Depreciation)	$ 4,842
Cost for federal income tax purposes	$ 28,616
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	57.19%
International Equity Funds	33.39%
Fixed Income Funds	8.48%
Specialty Funds	1.11%
Liabilities in Excess of Other Assets, Net	(0.17)%
TOTAL NET ASSETS	100.00%

See accompanying notes

207

Schedule of Investments
Principal LifeTime 2055 Fund
July 31, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010		Purchases	Purchases	Sales	Sales	July 31, 2011 July 31, 2011
	Shares	Cost		Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	28,953	$ 259		4,502 $	47	4,189	$ 43	29,266 $	263
Bond Market Index Fund	5,060	52		2,437	25	989	10	6,508	67
Core Plus Bond Fund I	26,162	278		4,719	52	3,867	43	27,014	287
Diversified Real Asset Fund	23,803	244		10,528	123	3,774	44	30,557	323
Global Real Estate Securities Fund	—	—		108,055	818	—	—	108,055	818
High Yield Fund I	102,266	983		37,142	410	19,544	219	119,864	1,174
International Emerging Markets Fund	44,359	848		30,506	816	8,069	214	66,796	1,450
International Equity Index Fund	62,650	598		80,007	869	14,593	158	128,064	1,309
International Fund I	95,118	911		86,492	1,022	16,909	199	164,701	1,734
International Growth Fund	168,373	1,263		117,514	1,090	37,913	348	247,974	2,009
International Value Fund I	139,324	1,368		146,796	1,640	31,049	349	255,071	2,659
LargeCap Growth Fund	215,838	1,396		93,232	778	48,340	397	260,730	1,776
LargeCap Growth Fund I	360,327	2,630		162,079	1,558	93,210	892	429,196	3,297
LargeCap S&P 500 Index Fund	231,970	1,735		114,527	1,042	50,279	458	296,218	2,319
LargeCap Value Fund	163,480	1,325		82,120	800	30,276	295	215,324	1,830
LargeCap Value Fund I	284,255	2,735		145,912	1,597	53,991	591	376,176	3,742
MidCap Growth Fund III	59,496	447		17,239	190	9,171	103	67,564	534
MidCap Value Fund I	46,333	451		14,754	197	7,610	103	53,477	545
Preferred Securities Fund	25,491	240		62,074	627	8,670	87	78,895	780
Real Estate Securities Fund	57,718	662		955	16	10,454	184	48,219	509
SmallCap Growth Fund I	61,616	461		16,994	190	9,007	104	69,603	547
SmallCap Value Fund II	62,265	504		19,572	192	10,354	102	71,483	594

		$ 19,390		$ 14,099			$ 4,943	$ 28,566

					Realized Gain/Loss		Realized Gain/Loss from
		Income			on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 10			$ —			$ —
Bond Market Index Fund			1			—			—
Core Plus Bond Fund I			12			—			3
Diversified Real Asset Fund			1			—			—
Global Real Estate Securities Fund			5			—			—
High Yield Fund I			91			—			15
International Emerging Markets Fund			7			—			—
International Equity Index Fund			12			—			—
International Fund I			18			—			—
International Growth Fund			22			4			—
International Value Fund I			48			—			93
LargeCap Growth Fund			—			(1)			—
LargeCap Growth Fund I			4			1			—
LargeCap S&P 500 Index Fund			29			—			—
LargeCap Value Fund			21			—			—
LargeCap Value Fund I			44			1			—
MidCap Growth Fund III			—			—			—
MidCap Value Fund I			7			—			—
Preferred Securities Fund			25			—			1
Real Estate Securities Fund			10			15			—
SmallCap Growth Fund I			—			—			—
SmallCap Value Fund II			3			—			—
	$ 370			$ 20			$ 112
All dollar amounts are shown in thousands (000's)

See accompanying notes

208

		Schedule of Investments
	Principal LifeTime Strategic Income Fund
		July 31, 2011 (unaudited)

INVESTMENT COMPANIES - 100.04%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.04%
Bond & Mortgage Securities Fund (a)	10,224,463 $	108,993
Bond Market Index Fund (a)	2,950,940	31,841
Core Plus Bond Fund I (a)	9,411,266	105,783
Diversified Real Asset Fund (a)	2,743,323	33,304
Global Diversified Income Fund (a)	3,234,317	43,793
High Yield Fund I (a)	1,561,976	17,650
Inflation Protection Fund (a)	12,183,844	102,588
International Emerging Markets Fund (a)	116,280	3,179
International Equity Index Fund (a)	305,753	3,296
International Fund I (a)	616,026	7,337
International Growth Fund (a)	1,133,158	10,538
International Value Fund I (a)	971,512	10,784
LargeCap Growth Fund (a),(b)	1,340,020	11,176
LargeCap Growth Fund I (a)	2,156,283	21,110
LargeCap S&P 500 Index Fund (a)	1,375,787	12,547
LargeCap Value Fund (a)	940,651	9,162
LargeCap Value Fund I (a)	1,579,003	17,132
MidCap Growth Fund III (a),(b)	386,436	4,355
MidCap Value Fund I (a)	312,054	4,156
Preferred Securities Fund (a)	1,572,738	15,806
Short-Term Income Fund (a)	8,007,166	96,807
SmallCap Growth Fund I (a),(b)	515,275	5,910
SmallCap Value Fund II (a)	529,312	5,192
	$ 682,439
TOTAL INVESTMENT COMPANIES	$ 682,439
Total Investments	$ 682,439
Liabilities in Excess of Other Assets, Net - (0.04)%	$ (247)
TOTAL NET ASSETS - 100.00%	$ 682,192

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 45,526
Unrealized Depreciation	(19,904)
Net Unrealized Appreciation (Depreciation)	$ 25,622
Cost for federal income tax purposes	$ 656,817
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	70.30%
Domestic Equity Funds	13.30%
Specialty Funds	11.30%
International Equity Funds	5.14%
Liabilities in Excess of Other Assets, Net	(0.04)%
TOTAL NET ASSETS	100.00%

See accompanying notes

209

Schedule of Investments
Principal LifeTime Strategic Income Fund
July 31, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	July 31, 2011 July 31, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	11,210,815	$ 120,908	701,995	$ 7,391	1,688,347	$ 17,652	10,224,463 $	110,524
Bond Market Index Fund	3,017,691	30,859	355,463	3,722	422,214	4,436	2,950,940	30,145
Core Plus Bond Fund I	10,088,157	107,218	880,565	9,646	1,557,456	17,158	9,411,266	99,717
Diversified Real Asset Fund	2,842,271	29,669	268,026	3,150	366,974	4,265	2,743,323	28,626
Global Diversified Income Fund	3,182,389	33,424	396,256	5,330	344,328	4,616	3,234,317	34,147
High Yield Fund I	1,820,567	17,401	253,167	2,748	511,758	5,737	1,561,976	14,607
Inflation Protection Fund	10,273,587	94,195	2,159,644	17,419	249,387	2,051	12,183,844	109,565
International Emerging Markets Fund	120,562	2,817	17,404	467	21,686	578	116,280	2,706
International Equity Index Fund	313,668	3,015	35,961	385	43,876	469	305,753	2,935
International Fund I	648,036	8,299	55,441	650	87,451	1,037	616,026	7,960
International Growth Fund	1,237,422	14,922	51,280	472	155,544	1,426	1,133,158	13,944
International Value Fund I	943,862	8,680	154,472	1,674	126,822	1,425	971,512	8,946
LargeCap Growth Fund	1,402,360	9,494	96,910	809	159,250	1,321	1,340,020	8,982
LargeCap Growth Fund I	2,254,517	18,034	170,909	1,642	269,143	2,559	2,156,283	17,151
LargeCap S&P 500 Index Fund	1,862,646	17,604	142,914	1,292	629,773	5,714	1,375,787	13,453
LargeCap Value Fund	969,420	9,805	104,413	1,014	133,182	1,279	940,651	9,557
LargeCap Value Fund I	1,629,982	15,532	185,180	2,025	236,159	2,559	1,579,003	15,012
MidCap Growth Fund III	418,975	3,343	24,104	270	56,643	635	386,436	3,003
MidCap Value Fund I	335,256	3,404	23,758	319	46,960	635	312,054	3,109
Preferred Securities Fund	1,980,256	21,102	119,994	1,208	527,512	5,345	1,572,738	17,145
Real Estate Securities Fund	484,205	7,447	—	—	484,205	7,646	—	—
Short-Term Income Fund	6,079,622	72,711	2,092,342	25,260	164,798	1,989	8,007,166	95,982
SmallCap Growth Fund I	547,171	4,367	23,611	270	55,507	636	515,275	4,097
SmallCap Value Fund II	564,075	4,371	29,316	292	64,079	636	529,312	4,089

		$ 658,621		$ 87,455		$ 91,804	$ 655,402

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Bond & Mortgage Securities Fund	$ 3,580		$ (123)			$ —
Bond Market Index Fund		606			—			4
Core Plus Bond Fund I		4,412			11			1,333
Diversified Real Asset Fund		154			72			5
Global Diversified Income Fund		2,005			9			103
High Yield Fund I		1,538			195			267
Inflation Protection Fund		2,882			2			—
International Emerging Markets Fund		18			—			—
International Equity Index Fund		55			4			1
International Fund I		106			48			—
International Growth Fund		158			(24)			—
International Value Fund I		288			17			572
LargeCap Growth Fund		—			—			—
LargeCap Growth Fund I		24			34			—
LargeCap S&P 500 Index Fund		214			271			—
LargeCap Value Fund		117			17			—
LargeCap Value Fund I		230			14			—
MidCap Growth Fund III		—			25			—
MidCap Value Fund I		49			21			—
Preferred Securities Fund		870			180			72
Real Estate Securities Fund		—			199			—
Short-Term Income Fund		1,782			—			—
SmallCap Growth Fund I		—			96			—
SmallCap Value Fund II		22			62			—
	$ 19,110		$ 1,130			$ 2,357
All dollar amounts are shown in thousands (000's)

See accompanying notes

210

Schedule of Investments Real Estate Securities Fund July 31, 2011 (unaudited)

COMMON STOCKS - 98.28%	Shares Held Value (000's)			Maturity
Commercial Services - 0.43%				Amount
Corrections Corp of America (a)	363,500 $	7,801	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
			Banks (continued)
Lodging - 2.18%			Investment in Joint Trading Account; Deutsche	$ 10,397	$ 10,396
Marriott International Inc/DE	323,577	10,517	Bank Repurchase Agreement; 0.18% dated
Starwood Hotels & Resorts Worldwide Inc	534,100	29,354	07/29/11 maturing 08/01/11 (collateralized by
		$ 39,871	Sovereign Agency Issues; $10,604,032;
Real Estate - 1.60%			0.00% - 5.92%; dated 01/03/12 - 01/15/37)
CB Richard Ellis Group Inc (a)	591,923	12,904	Investment in Joint Trading Account; Merrill	5,865	5,865
Jones Lang LaSalle Inc	190,700	16,232	Lynch Repurchase Agreement; 0.14% dated
		$ 29,136	07/29/11 maturing 08/01/11 (collateralized by
REITS - 94.07%			Sovereign Agency Issues; $5,982,159; 0.00%;
American Assets Trust Inc	498,340	10,958	dated 10/21/11 - 04/15/42)
American Campus Communities Inc	101,072	3,762	Investment in Joint Trading Account; Morgan	3,466	3,465
Apartment Investment & Management Co	1,947,800	53,175	Stanley Repurchase Agreement; 0.16% dated
AvalonBay Communities Inc	631,670	84,764	07/29/11 maturing 08/01/11 (collateralized by
Boston Properties Inc	1,164,931	125,067	Sovereign Agency Issues; $3,534,677; 0.88%
BRE Properties Inc	503,073	26,401	- 5.30%; dated 05/01/13 - 04/26/19)
Camden Property Trust	201,700	13,528			$ 25,271
Colonial Properties Trust	1,340,495	28,888	TOTAL REPURCHASE AGREEMENTS		$ 25,271
Digital Realty Trust Inc	849,417	51,993	Total Investments		$ 1,838,100
Douglas Emmett Inc	927,348	18,547	Liabilities in Excess of Other Assets, Net - (0.70)%		$ (12,758)
DuPont Fabros Technology Inc	974,490	24,840	TOTAL NET ASSETS - 100.00%		$ 1,825,342
Entertainment Properties Trust	649,400	30,191
Equity Lifestyle Properties Inc	454,747	29,631
Equity One Inc	813,300	15,778	(a) Non-Income Producing Security
Equity Residential	2,099,946	129,819
Essex Property Trust Inc	215,889	30,302
Federal Realty Investment Trust	209,858	18,329	Unrealized Appreciation (Depreciation)
General Growth Properties Inc	2,486,096	41,791	The net federal income tax unrealized appreciation (depreciation) and federal tax
Glimcher Realty Trust	1,592,838	15,689	cost of investments held as of the period end were as follows:
HCP Inc	1,590,372	58,414
Health Care REIT Inc	571,638	30,171	Unrealized Appreciation		$ 489,007
Hersha Hospitality Trust	1,986,977	10,412	Unrealized Depreciation		(5,605)
Highwoods Properties Inc	246,200	8,477	Net Unrealized Appreciation (Depreciation)		$ 483,402
Home Properties Inc	60,460	3,961	Cost for federal income tax purposes		$ 1,354,698
Host Hotels & Resorts Inc	4,414,688	69,973	All dollar amounts are shown in thousands (000's)
Kimco Realty Corp	831,805	15,829
LaSalle Hotel Properties	1,108,215	27,716	Portfolio Summary (unaudited)
Macerich Co/The	210,080	11,161	Sector		Percent
Mid-America Apartment Communities Inc	95,800	6,782	Financial		98.09%
ProLogis Inc	3,099,984	110,452	Consumer, Cyclical		2.18%
PS Business Parks Inc	202,095	11,481	Consumer, Non-cyclical		0.43%
Public Storage Inc	945,070	113,059	Liabilities in Excess of Other Assets, Net		(0.70)%
Ramco-Gershenson Properties Trust	739,830	9,078
Simon Property Group Inc	1,923,640	231,818	TOTAL NET ASSETS		100.00%
SL Green Realty Corp	825,406	67,700
Taubman Centers Inc	305,781	18,316
Ventas Inc	1,030,847	55,800
Vornado Realty Trust	1,101,803	103,074
		$ 1,717,127
TOTAL COMMON STOCKS		$ 1,793,935
CONVERTIBLE PREFERRED STOCKS -
1.04%	Shares Held Value (000's)
REITS - 1.04%
Digital Realty Trust Inc	509,800	18,894

TOTAL CONVERTIBLE PREFERRED STOCKS		$ 18,894
	Maturity
	Amount
REPURCHASE AGREEMENTS - 1.38%	(000's)	Value (000's)
Banks - 1.38%
Investment in Joint Trading Account; Credit Suisse $ 5,545		$ 5,545
Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
US Treasury Strips; $5,655,484; 4.50% -
9.00%; dated 11/15/18 - 08/15/39)

See accompanying notes

211

		Schedule of Investments
		SAM Balanced Portfolio
		July 31, 2011 (unaudited)

INVESTMENT COMPANIES - 100.17%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.17%
Diversified International Fund (a)	29,797,881 $	312,282
Equity Income Fund (a)	34,109,305	606,805
Global Diversified Income Fund (a)	5,085,013	68,851
Global Real Estate Securities Fund (a)	2,698,767	21,104
Government & High Quality Bond Fund (a)	39,484,031	442,221
High Yield Fund (a)	13,643,182	109,555
Income Fund (a)	44,231,172	426,831
Inflation Protection Fund (a)	3,533,633	29,753
International Emerging Markets Fund (a)	3,035,973	83,004
LargeCap Blend Fund II (a)	9,018,772	88,294
LargeCap Growth Fund (a),(b)	23,109,370	192,732
LargeCap Growth Fund II (a)	10,477,234	90,523
LargeCap Value Fund (a)	8,484,602	82,640
LargeCap Value Fund III (a)	11,464,723	118,775
MidCap Blend Fund (a)	6,333,903	92,665
MidCap Growth Fund III (a),(b)	3,255,403	36,688
Preferred Securities Fund (a)	8,253,066	82,943
Principal Capital Appreciation Fund (a)	6,181,653	246,710
Real Estate Securities Fund (a)	841,128	15,224
Short-Term Income Fund (a)	5,189,900	62,746
SmallCap Growth Fund I (a),(b)	8,057,828	92,423
SmallCap Value Fund II (a)	4,481,568	43,964
Small-MidCap Dividend Income Fund (a),(b)	5,643,211	54,683
	$ 3,401,416
TOTAL INVESTMENT COMPANIES	$ 3,401,416
Total Investments	$ 3,401,416
Liabilities in Excess of Other Assets, Net - (0.17)%	$ (5,694)
TOTAL NET ASSETS - 100.00%	$ 3,395,722

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 333,395
Unrealized Depreciation	(12,209)
Net Unrealized Appreciation (Depreciation)	$ 321,186
Cost for federal income tax purposes	$ 3,080,230
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	51.89%
Fixed Income Funds	33.99%
International Equity Funds	12.26%
Specialty Funds	2.03%
Liabilities in Excess of Other Assets, Net	(0.17)%
TOTAL NET ASSETS	100.00%

See accompanying notes

212

Schedule of Investments
SAM Balanced Portfolio
July 31, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	July 31, 2011 July 31, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Disciplined LargeCap Blend Fund	13,376,527	$ 161,318	—	$ —	13,376,527	$ 161,200	—	$ —
Diversified International Fund	29,471,335	289,075	1,796,249	18,197	1,469,703	15,242	29,797,881	289,072
Equity Income Fund	31,334,087	496,061	8,003,775	136,737	5,228,557	94,374	34,109,305	535,482
Global Diversified Income Fund	—	—	5,290,369	70,375	205,356	2,780	5,085,013	67,583
Global Real Estate Securities Fund	—	—	2,698,767	19,916	—	—	2,698,767	19,916
Government & High Quality Bond	36,437,335	385,064	4,283,842	47,781	1,237,146	13,769	39,484,031	419,610
Fund
High Yield Fund	18,263,114	133,814	1,570,124	12,605	6,190,056	50,430	13,643,182	97,848
Income Fund	38,227,933	341,470	6,776,689	64,865	773,450	7,392	44,231,172	398,829
Inflation Protection Fund	—	—	3,533,633	28,698	—	—	3,533,633	28,698
International Emerging Markets Fund	3,109,359	69,886	512,967	13,546	586,353	15,841	3,035,973	67,877
LargeCap Blend Fund II	—	—	9,175,452	86,292	156,680	1,543	9,018,772	84,787
LargeCap Growth Fund	24,015,177	129,990	330,333	2,700	1,236,140	10,236	23,109,370	124,443
LargeCap Growth Fund II	23,290,408	169,371	430,416	3,677	13,243,590	106,908	10,477,234	62,804
LargeCap Value Fund	—	—	8,484,602	85,623	—	—	8,484,602	85,623
LargeCap Value Fund III	26,937,564	255,822	694,912	7,225	16,167,753	167,221	11,464,723	98,906
MidCap Blend Fund	6,229,052	53,529	430,661	5,795	325,810	4,587	6,333,903	55,109
MidCap Growth Fund III	—	—	3,283,523	34,078	28,120	309	3,255,403	33,770
Money Market Fund	7,639	8	—	—	7,639	8	—	—
Preferred Securities Fund	12,585,559	105,752	611,057	6,122	4,943,550	49,630	8,253,066	64,700
Principal Capital Appreciation Fund	4,243,041	125,990	2,133,541	82,236	194,929	7,809	6,181,653	200,536
Real Estate Securities Fund	4,343,431	60,327	62,080	1,020	3,564,383	56,681	841,128	8,895
Short-Term Income Fund	3,805,517	43,716	1,384,383	16,728	—	—	5,189,900	60,444
SmallCap Growth Fund	8,000,223	38,675	—	—	8,000,223	62,996	—	—
SmallCap Growth Fund I	—	—	8,123,718	83,217	65,890	728	8,057,828	82,490
SmallCap Value Fund	4,205,694	64,971	60,611	943	4,266,305	65,274	—	—
SmallCap Value Fund II	—	—	4,481,568	44,584	—	—	4,481,568	44,584
Small-MidCap Dividend Income Fund	—	—	5,643,211	55,882	—	—	5,643,211	55,882

		$ 2,924,839		$ 928,842		$ 894,958		$ 2,987,888

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Disciplined LargeCap Blend Fund	$ —		$ (118)			$ —
Diversified International Fund		4,383			(2,958)			—
Equity Income Fund		14,785			(2,942)			—
Global Diversified Income Fund		2,991			(12)			131
Global Real Estate Securities Fund		271			—			19
Government & High Quality Bond Fund		13,477			534			—
High Yield Fund		7,451			1,859			1,621
Income Fund		16,947			(114)			—
Inflation Protection Fund		806			—			—
International Emerging Markets Fund		550			286			—
LargeCap Blend Fund II		672			38			—
LargeCap Growth Fund		—			1,989			—
LargeCap Growth Fund II		730			(3,336)			410
LargeCap Value Fund		—			—			—
LargeCap Value Fund III		2,808			3,080			—
MidCap Blend Fund		1,277			372			2,972
MidCap Growth Fund III		—			1			—
Money Market Fund		—			—			—
Preferred Securities Fund		4,224			2,456			343
Principal Capital Appreciation Fund		3,781			119			6,456
Real Estate Securities Fund		143			4,229			—
Short-Term Income Fund		1,075			—			—
SmallCap Growth Fund		—			24,321			—
SmallCap Growth Fund I		—			1			—
SmallCap Value Fund		568			(640)			—
SmallCap Value Fund II		—			—			—
Small-MidCap Dividend Income Fund		—			—			—
	$ 76,939		$ 29,165			$ 11,952
All dollar amounts are shown in thousands (000's)

See accompanying notes

213

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		July 31, 2011 (unaudited)

INVESTMENT COMPANIES - 100.10%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.10%
Diversified International Fund (a)	5,492,588 $	57,562
Equity Income Fund (a)	5,234,226	93,117
Global Diversified Income Fund (a)	2,047,538	27,724
Global Real Estate Securities Fund (a)	493,199	3,857
Government & High Quality Bond Fund (a)	16,377,724	183,430
High Yield Fund (a)	4,735,062	38,022
Income Fund (a)	18,599,130	179,482
Inflation Protection Fund (a)	1,607,209	13,533
International Emerging Markets Fund (a)	492,481	13,464
LargeCap Blend Fund II (a)	2,587,937	25,336
LargeCap Growth Fund (a),(b)	4,422,558	36,884
LargeCap Growth Fund II (a)	1,512,077	13,064
LargeCap Value Fund (a)	2,230,218	21,722
LargeCap Value Fund III (a)	2,297,361	23,801
MidCap Blend Fund (a)	996,626	14,581
MidCap Growth Fund III (a),(b)	992,847	11,189
Preferred Securities Fund (a)	3,362,943	33,798
Principal Capital Appreciation Fund (a)	1,391,679	55,542
Real Estate Securities Fund (a)	153,940	2,786
Short-Term Income Fund (a)	4,050,691	48,973
SmallCap Growth Fund I (a),(b)	935,817	10,734
SmallCap Value Fund II (a)	720,453	7,068
Small-MidCap Dividend Income Fund (a),(b)	1,119,634	10,849
	$ 926,518
TOTAL INVESTMENT COMPANIES	$ 926,518
Total Investments	$ 926,518
Liabilities in Excess of Other Assets, Net - (0.10)%	$ (961)
TOTAL NET ASSETS - 100.00%	$ 925,557

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 73,198
Unrealized Depreciation	(3,001)
Net Unrealized Appreciation (Depreciation)	$ 70,197
Cost for federal income tax purposes	$ 856,321
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	53.72%
Domestic Equity Funds	35.29%
International Equity Funds	8.09%
Specialty Funds	3.00%
Liabilities in Excess of Other Assets, Net	(0.10)%
TOTAL NET ASSETS	100.00%

See accompanying notes

214

Schedule of Investments
SAM Conservative Balanced Portfolio
July 31, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	July 31, 2011 July 31, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Disciplined LargeCap Blend Fund	2,545,676	$ 29,554	—	$ —	2,545,676	$ 30,691	— $	—
Diversified International Fund	5,057,990	47,552	549,873	5,612	115,275	1,191	5,492,588	51,651
Equity Income Fund	5,044,965	79,937	797,417	13,671	608,156	11,008	5,234,226	81,773
Global Diversified Income Fund	—	—	2,075,933	27,728	28,395	389	2,047,538	27,338
Global Real Estate Securities Fund	—	—	493,199	3,625	—	—	493,199	3,625
Government & High Quality Bond	15,483,759	165,707	2,243,942	24,906	1,349,977	15,134	16,377,724	175,561
Fund
High Yield Fund	6,483,072	48,247	601,237	4,830	2,349,247	19,161	4,735,062	34,157
Income Fund	15,624,829	141,814	3,228,958	30,840	254,657	2,423	18,599,130	170,181
Inflation Protection Fund	—	—	1,617,998	13,151	10,789	86	1,607,209	13,062
International Emerging Markets Fund	587,746	11,592	25,985	686	121,250	3,278	492,481	9,154
LargeCap Blend Fund II	—	—	2,633,469	24,886	45,532	450	2,587,937	24,448
LargeCap Growth Fund	4,558,838	25,406	92,453	764	228,733	1,909	4,422,558	24,469
LargeCap Growth Fund II	4,348,369	29,736	430,419	3,720	3,266,711	26,359	1,512,077	9,565
LargeCap Value Fund	—	—	2,230,218	22,475	—	—	2,230,218	22,475
LargeCap Value Fund III	4,403,748	41,443	319,314	3,332	2,425,701	25,907	2,297,361	20,140
MidCap Blend Fund	1,024,247	10,342	78,390	1,074	106,011	1,522	996,626	10,011
MidCap Growth Fund III	—	—	999,167	10,218	6,320	69	992,847	10,151
Money Market Fund	8,447	8	—	—	8,447	8	—	—
Preferred Securities Fund	3,115,324	25,725	391,382	3,916	143,763	1,454	3,362,943	28,186
Principal Capital Appreciation Fund	991,380	30,745	441,640	17,077	41,341	1,670	1,391,679	46,162
Real Estate Securities Fund	380,011	3,678	5,205	84	231,276	3,719	153,940	1,359
Short-Term Income Fund	3,424,975	39,880	711,943	8,590	86,227	1,041	4,050,691	47,423
SmallCap Growth Fund	1,385,718	6,960	—	—	1,385,718	10,906	—	—
SmallCap Growth Fund I	—	—	943,553	9,675	7,736	86	935,817	9,596
SmallCap Value Fund	747,673	10,212	68,568	1,067	816,241	12,486	—	—
SmallCap Value Fund II	—	—	720,453	7,199	—	—	720,453	7,199
Small-MidCap Dividend Income Fund	—	—	1,119,634	11,111	—	—	1,119,634	11,111

		$ 748,538		$ 250,237		$ 170,947	$ 838,797

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Disciplined LargeCap Blend Fund	$ —		$ 1,137			$ —
Diversified International Fund		777			(322)			—
Equity Income Fund		2,224			(827)			—
Global Diversified Income Fund		1,222			(1)			62
Global Real Estate Securities Fund		54			—			4
Government & High Quality Bond Fund		5,433			82			—
High Yield Fund		2,537			241			542
Income Fund		6,856			(50)			—
Inflation Protection Fund		318			(3)			—
International Emerging Markets Fund		91			154			—
LargeCap Blend Fund II		172			12			—
LargeCap Growth Fund		—			208			—
LargeCap Growth Fund II		79			2,468			44
LargeCap Value Fund		—			—			—
LargeCap Value Fund III		600			1,272			—
MidCap Blend Fund		212			117			492
MidCap Growth Fund III		—			2			—
Money Market Fund		—			—			—
Preferred Securities Fund		1,587			(1)			116
Principal Capital Appreciation Fund		832			10			1,421
Real Estate Securities Fund		27			1,316			—
Short-Term Income Fund		955			(6)			—
SmallCap Growth Fund		—			3,946			—
SmallCap Growth Fund I		—			7			—
SmallCap Value Fund		103			1,207			—
SmallCap Value Fund II		—			—			—
Small-MidCap Dividend Income Fund		—			—			—
	$ 24,079		$ 10,969			$ 2,681
All dollar amounts are shown in thousands (000's)

See accompanying notes

215

		Schedule of Investments
	SAM Conservative Growth Portfolio
		July 31, 2011 (unaudited)

INVESTMENT COMPANIES - 100.34%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.34%
Diversified International Fund (a)	27,329,271 $	286,411
Diversified Real Asset Fund (a)	4,113,443	49,937
Equity Income Fund (a)	28,515,424	507,289
Global Real Estate Securities Fund (a)	3,829,866	29,950
Government & High Quality Bond Fund (a)	11,570,614	129,591
High Yield Fund (a)	6,285,542	50,473
Income Fund (a)	12,526,997	120,885
Inflation Protection Fund (a)	59,233	499
International Emerging Markets Fund (a)	2,471,071	67,559
LargeCap Blend Fund II (a)	7,880,704	77,152
LargeCap Growth Fund (a),(b)	17,224,282	143,650
LargeCap Growth Fund II (a)	10,014,317	86,524
LargeCap Value Fund (a)	10,966,893	106,818
LargeCap Value Fund III (a)	13,487,036	139,726
MidCap Blend Fund (a)	5,691,382	83,265
MidCap Growth Fund III (a),(b)	3,423,795	38,586
Preferred Securities Fund (a)	1,916,556	19,261
Principal Capital Appreciation Fund (a)	5,615,904	224,131
Short-Term Income Fund (a)	1,221,202	14,764
SmallCap Growth Fund I (a),(b)	8,613,416	98,796
SmallCap Value Fund II (a)	4,679,799	45,909
Small-MidCap Dividend Income Fund (a),(b)	5,667,216	54,915
	$ 2,376,091
TOTAL INVESTMENT COMPANIES	$ 2,376,091
Total Investments	$ 2,376,091
Liabilities in Excess of Other Assets, Net - (0.34)%	$ (8,022)
TOTAL NET ASSETS - 100.00%	$ 2,368,069

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 245,831
Unrealized Depreciation	(16,029)
Net Unrealized Appreciation (Depreciation)	$ 229,802
Cost for federal income tax purposes	$ 2,146,289
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	67.86%
International Equity Funds	16.21%
Fixed Income Funds	14.16%
Specialty Funds	2.11%
Liabilities in Excess of Other Assets, Net	(0.34)%
TOTAL NET ASSETS	100.00%

See accompanying notes

216

Schedule of Investments
SAM Conservative Growth Portfolio
July 31, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	July 31, 2011 July 31, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Disciplined LargeCap Blend Fund	12,004,481	$ 147,511	4,525	$ 53	12,009,006	$ 144,771	—	$ —
Diversified International Fund	26,018,362	269,341	3,235,567	32,201	1,924,658	19,895	27,329,271	277,210
Diversified Real Asset Fund	—	—	4,345,449	48,441	232,006	2,783	4,113,443	45,782
Equity Income Fund	28,046,699	445,612	4,348,086	74,642	3,879,361	70,053	28,515,424	447,902
Global Real Estate Securities Fund	—	—	3,829,866	28,311	—	—	3,829,866	28,311
Government & High Quality Bond	11,451,326	120,285	860,384	9,562	741,096	8,226	11,570,614	121,608
Fund
High Yield Fund	8,320,991	59,899	717,417	5,756	2,752,866	22,425	6,285,542	44,459
Income Fund	11,136,944	98,474	1,952,761	18,722	562,708	5,370	12,526,997	111,738
Inflation Protection Fund	—	—	59,233	484	—	—	59,233	484
International Emerging Markets Fund	2,879,813	71,702	63,698	1,697	472,440	12,736	2,471,071	60,935
LargeCap Blend Fund II	—	—	8,187,458	76,740	306,754	3,026	7,880,704	73,802
LargeCap Growth Fund	20,089,492	112,839	183,602	1,547	3,048,812	24,652	17,224,282	95,027
LargeCap Growth Fund II	19,044,671	137,031	362,691	3,101	9,393,045	75,865	10,014,317	65,055
LargeCap Value Fund	—	—	10,966,893	110,674	—	—	10,966,893	110,674
LargeCap Value Fund III	29,250,558	284,285	677,215	6,956	16,440,737	172,280	13,487,036	123,527
MidCap Blend Fund	7,339,768	64,061	468,258	6,267	2,116,644	30,522	5,691,382	47,861
MidCap Growth Fund III	—	—	3,511,045	35,071	87,250	958	3,423,795	34,195
Money Market Fund	191,086	191	153,051	153	344,137	344	—	—
Preferred Securities Fund	3,794,404	31,943	165,927	1,662	2,043,775	20,543	1,916,556	14,403
Principal Capital Appreciation Fund	4,332,975	131,555	1,654,374	64,379	371,445	14,957	5,615,904	181,199
Real Estate Securities Fund	3,574,967	52,136	4,847	79	3,579,814	57,873	—	—
Short-Term Income Fund	1,139,247	13,186	107,485	1,297	25,530	308	1,221,202	14,174
SmallCap Growth Fund	6,828,563	33,246	—	—	6,828,563	54,512	—	—
SmallCap Growth Fund I	—	—	8,857,261	91,431	243,845	2,819	8,613,416	88,688
SmallCap Value Fund	3,670,163	59,684	46,317	720	3,716,480	56,812	—	—
SmallCap Value Fund II	—	—	4,679,799	46,347	—	—	4,679,799	46,347
Small-MidCap Dividend Income Fund	—	—	5,667,216	56,261	—	—	5,667,216	56,261

		$ 2,132,981		$ 722,554		$ 801,730		$ 2,089,642

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Disciplined LargeCap Blend Fund	$ —		$ (2,793)			$ —
Diversified International Fund		4,098			(4,437)			—
Diversified Real Asset Fund		230			124			6
Equity Income Fund		12,178			(2,299)			—
Global Real Estate Securities Fund		388			—			27
Government & High Quality Bond Fund		4,062			(13)			—
High Yield Fund		3,517			1,229			783
Income Fund		4,886			(88)			—
Inflation Protection Fund		4			—			—
International Emerging Markets Fund		444			272			—
LargeCap Blend Fund II		582			88			—
LargeCap Growth Fund		—			5,293			—
LargeCap Growth Fund II		705			788			398
LargeCap Value Fund		—			—			—
LargeCap Value Fund III		3,513			4,566			—
MidCap Blend Fund		1,508			8,055			3,515
MidCap Growth Fund III		—			82			—
Money Market Fund		—			—			—
Preferred Securities Fund		1,140			1,341			97
Principal Capital Appreciation Fund		3,369			222			5,770
Real Estate Securities Fund		79			5,658			—
Short-Term Income Fund		303			(1)			—
SmallCap Growth Fund		—			21,266			—
SmallCap Growth Fund I		—			76			—
SmallCap Value Fund		492			(3,592)			—
SmallCap Value Fund II		—			—			—
Small-MidCap Dividend Income Fund		—			—			—
	$ 41,498		$ 35,837			$ 10,596
All dollar amounts are shown in thousands (000's)

See accompanying notes

217

		Schedule of Investments
	SAM Flexible Income Portfolio
		July 31, 2011 (unaudited)

INVESTMENT COMPANIES - 99.89%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 99.89%
Diversified International Fund (a)	3,058,089 $	32,049
Equity Income Fund (a)	4,774,399	84,937
Global Diversified Income Fund (a)	4,852,831	65,707
Global Real Estate Securities Fund (a)	1,917,925	14,998
Government & High Quality Bond Fund (a)	23,537,375	263,619
High Yield Fund (a)	6,420,885	51,560
Income Fund (a)	27,571,213	266,062
International Emerging Markets Fund (a)	327,195	8,945
LargeCap Blend Fund II (a)	1,937,612	18,969
LargeCap Growth Fund (a),(b)	1,474,125	12,294
LargeCap Growth Fund II (a)	1,291,386	11,158
LargeCap Value Fund (a)	1,850,541	18,024
LargeCap Value Fund III (a)	2,118,434	21,947
MidCap Blend Fund (a)	1,123,668	16,439
Preferred Securities Fund (a)	6,151,924	61,827
Principal Capital Appreciation Fund (a)	503,989	20,114
Real Estate Securities Fund (a)	563,370	10,197
Short-Term Income Fund (a)	7,539,088	91,148
SmallCap Growth Fund I (a),(b)	404,981	4,645
Small-MidCap Dividend Income Fund (a),(b)	2,949,812	28,584
	$ 1,103,223
TOTAL INVESTMENT COMPANIES	$ 1,103,223
Total Investments	$ 1,103,223
Other Assets in Excess of Liabilities, Net - 0.11%	$ 1,162
TOTAL NET ASSETS - 100.00%	$ 1,104,385

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 79,008
Unrealized Depreciation	(3,439)
Net Unrealized Appreciation (Depreciation)	$ 75,569
Cost for federal income tax purposes	$ 1,027,654
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	66.48%
Domestic Equity Funds	22.39%
Specialty Funds	5.95%
International Equity Funds	5.07%
Other Assets in Excess of Liabilities, Net	0.11%
TOTAL NET ASSETS	100.00%

See accompanying notes

218

Schedule of Investments
SAM Flexible Income Portfolio
July 31, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	July 31, 2011 July 31, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Disciplined LargeCap Blend Fund	1,899,634	$ 19,862	—	$ —	1,899,634	$ 22,912	—	$ —
Diversified International Fund	3,978,901	44,164	177,811	1,848	1,098,623	11,038	3,058,089	28,637
Equity Income Fund	4,043,722	60,130	1,294,425	22,061	563,748	10,161	4,774,399	72,360
Global Diversified Income Fund	—	—	4,942,207	66,035	89,376	1,206	4,852,831	64,817
Global Real Estate Securities Fund	—	—	1,928,518	14,181	10,593	79	1,917,925	14,101
Government & High Quality Bond	21,026,091	224,454	3,674,914	40,761	1,163,630	13,036	23,537,375	252,612
Fund
High Yield Fund	9,447,743	67,855	913,326	7,347	3,940,184	32,056	6,420,885	44,331
Income Fund	22,444,813	201,892	5,575,771	53,235	449,371	4,286	27,571,213	250,768
International Emerging Markets Fund	375,974	9,129	15,312	403	64,091	1,662	327,195	7,280
LargeCap Blend Fund II	—	—	1,956,444	18,544	18,832	184	1,937,612	18,364
LargeCap Growth Fund	2,879,800	14,829	171,665	1,456	1,577,340	12,484	1,474,125	7,581
LargeCap Growth Fund II	2,711,017	17,990	69,071	591	1,488,702	11,963	1,291,386	7,394
LargeCap Value Fund	—	—	1,850,541	18,625	—	—	1,850,541	18,625
LargeCap Value Fund III	5,214,852	47,459	240,235	2,505	3,336,653	34,544	2,118,434	17,078
MidCap Blend Fund	1,113,186	9,857	57,274	762	46,792	664	1,123,668	10,006
Money Market Fund	9,787	10	—	—	9,787	10	—	—
Preferred Securities Fund	6,143,774	49,403	742,072	7,420	733,922	7,471	6,151,924	49,465
Principal Capital Appreciation Fund	270,053	6,828	237,297	9,411	3,361	131	503,989	16,107
Real Estate Securities Fund	714,613	9,204	283,512	4,551	434,755	7,656	563,370	6,904
Short-Term Income Fund	6,735,762	78,381	1,357,795	16,376	554,469	6,722	7,539,088	88,224
SmallCap Growth Fund	940,455	4,295	—	—	940,455	7,405	—	—
SmallCap Growth Fund I	—	—	404,981	4,279	—	—	404,981	4,279
SmallCap Value Fund	548,198	7,781	3,612	55	551,810	8,214	—	—
Small-MidCap Dividend Income Fund	—	—	2,949,812	29,181	—	—	2,949,812	29,181

		$ 873,523		$ 319,627		$ 193,884		$ 1,008,114

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Disciplined LargeCap Blend Fund	$ —		$ 3,050			$ —
Diversified International Fund		430			(6,337)			—
Equity Income Fund		2,033			330			—
Global Diversified Income Fund		2,876			(12)			139
Global Real Estate Securities Fund		171			(1)			12
Government & High Quality Bond Fund		7,647			433			—
High Yield Fund		3,703			1,185			805
Income Fund		10,120			(73)			—
International Emerging Markets Fund		58			(590)			—
LargeCap Blend Fund II		119			4			—
LargeCap Growth Fund		—			3,780			—
LargeCap Growth Fund II		89			776			50
LargeCap Value Fund		—			—			—
LargeCap Value Fund III		521			1,658			—
MidCap Blend Fund		229			51			533
Money Market Fund		—			—			—
Preferred Securities Fund		3,062			113			227
Principal Capital Appreciation Fund		214			(1)			365
Real Estate Securities Fund		156			805			—
Short-Term Income Fund		1,777			189			—
SmallCap Growth Fund		—			3,110			—
SmallCap Growth Fund I		—			—			—
SmallCap Value Fund		55			378			—
Small-MidCap Dividend Income Fund		—			—			—
	$ 33,260		$ 8,848			$ 2,131
All dollar amounts are shown in thousands (000's)

See accompanying notes

219

		Schedule of Investments
	SAM Strategic Growth Portfolio
		July 31, 2011 (unaudited)

INVESTMENT COMPANIES - 100.42%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class - 100.42%
Diversified International Fund (a)	19,645,850 $	205,889
Equity Income Fund (a)	18,378,452	326,953
Global Real Estate Securities Fund (a)	4,057,038	31,726
Government & High Quality Bond Fund (a)	676,519	7,577
International Emerging Markets Fund (a)	2,445,604	66,863
LargeCap Blend Fund II (a)	8,394,009	82,177
LargeCap Growth Fund (a),(b)	14,029,446	117,006
LargeCap Growth Fund II (a)	7,355,811	63,554
LargeCap Value Fund (a)	5,951,372	57,966
LargeCap Value Fund III (a)	7,413,932	76,808
MidCap Blend Fund (a)	4,472,343	65,430
MidCap Growth Fund III (a),(b)	5,053,710	56,955
Principal Capital Appreciation Fund (a)	4,722,100	188,459
Real Estate Securities Fund (a)	315,735	5,715
SmallCap Growth Fund I (a),(b)	6,966,451	79,905
SmallCap Value Fund II (a)	4,795,868	47,048
Small-MidCap Dividend Income Fund (a),(b)	4,065,141	39,391
	$ 1,519,422
TOTAL INVESTMENT COMPANIES	$ 1,519,422
Total Investments	$ 1,519,422
Liabilities in Excess of Other Assets, Net - (0.42)%	$ (6,358)
TOTAL NET ASSETS - 100.00%	$ 1,513,064

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 154,561
Unrealized Depreciation	(13,779)
Net Unrealized Appreciation (Depreciation)	$ 140,782
Cost for federal income tax purposes	$ 1,378,640
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	79.79%
International Equity Funds	20.13%
Fixed Income Funds	0.50%
Liabilities in Excess of Other Assets, Net	(0.42)%
TOTAL NET ASSETS	100.00%

See accompanying notes

220

Schedule of Investments
SAM Strategic Growth Portfolio
July 31, 2011 (unaudited)

	October 31,	October 31,
Affiliated Securities	2010	2010	Purchases	Purchases	Sales	Sales	July 31, 2011 July 31, 2011
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Disciplined LargeCap Blend Fund	10,694,836	$ 139,798	2,348	$ 28	10,697,184	$ 128,956	—	$ —
Diversified International Fund	19,719,747	204,453	1,238,393	12,534	1,312,290	13,509	19,645,850	199,620
Equity Income Fund	18,693,092	305,244	1,914,534	33,190	2,229,174	40,310	18,378,452	294,307
Global Real Estate Securities Fund	—	—	4,341,835	31,308	284,797	2,183	4,057,038	29,166
Government & High Quality Bond	—	—	687,364	7,711	10,845	120	676,519	7,589
Fund
High Yield Fund	7,616,428	56,212	55,778	455	7,672,206	62,601	—	—
International Emerging Markets Fund	2,016,079	45,506	724,947	18,929	295,422	7,972	2,445,604	56,590
LargeCap Blend Fund II	—	—	8,650,699	79,890	256,690	2,534	8,394,009	77,433
LargeCap Growth Fund	13,669,369	79,029	1,490,804	11,805	1,130,727	9,326	14,029,446	81,852
LargeCap Growth Fund II	12,887,836	94,574	226,814	1,912	5,758,839	46,846	7,355,811	47,738
LargeCap Value Fund	—	—	5,951,372	60,060	—	—	5,951,372	60,060
LargeCap Value Fund III	21,187,285	201,366	348,937	3,581	14,122,290	145,178	7,413,932	62,228
MidCap Blend Fund	5,218,779	46,408	326,013	4,353	1,072,449	15,491	4,472,343	39,081
MidCap Growth Fund III	—	—	5,404,068	55,066	350,358	3,993	5,053,710	51,323
Money Market Fund	23,392	23	—	—	23,392	23	—	—
Principal Capital Appreciation Fund	3,128,190	96,315	2,073,849	80,267	479,939	19,440	4,722,100	157,724
Real Estate Securities Fund	2,567,452	37,695	25,630	413	2,277,347	36,732	315,735	3,179
Short-Term Income Fund	6,590	73	17	—	6,607	80	—	—
SmallCap Growth Fund	5,310,965	27,976	—	—	5,310,965	41,757	—	—
SmallCap Growth Fund I	—	—	7,135,607	73,695	169,156	1,916	6,966,451	71,813
SmallCap Value Fund	2,721,532	44,728	37,998	585	2,759,530	42,249	—	—
SmallCap Value Fund II	—	—	4,826,809	46,462	30,941	303	4,795,868	46,168
Small-MidCap Dividend Income Fund	—	—	4,065,141	40,291	—	—	4,065,141	40,291

		$ 1,379,400		$ 562,535		$ 621,519		$ 1,326,162

				Realized Gain/Loss		Realized Gain/Loss from
		Income		on Investments		Other Investment Companies
Disciplined LargeCap Blend Fund	$ —		$ (10,870)			$ —
Diversified International Fund		2,939			(3,858)			—
Equity Income Fund		7,784			(3,817)			—
Global Real Estate Securities Fund		448			41			25
Government & High Quality Bond Fund		215			(2)			—
High Yield Fund		202			5,934			—
International Emerging Markets Fund		417			127			—
LargeCap Blend Fund II		618			77			—
LargeCap Growth Fund		—			344			—
LargeCap Growth Fund II		518			(1,902)			350
LargeCap Value Fund		—			—			—
LargeCap Value Fund III		1,911			2,459			—
MidCap Blend Fund		1,066			3,811			2,487
MidCap Growth Fund III		—			250			—
Money Market Fund		—			—			—
Principal Capital Appreciation Fund		3,066			582			4,738
Real Estate Securities Fund		105			1,803			—
Short-Term Income Fund		—			7			—
SmallCap Growth Fund		—			13,781			—
SmallCap Growth Fund I		—			34			—
SmallCap Value Fund		361			(3,064)			—
SmallCap Value Fund II		64			9			—
Small-MidCap Dividend Income Fund		—			—			—
	$ 19,714		$ 5,746			$ 7,600
All dollar amounts are shown in thousands (000's)

See accompanying notes

221

Schedule of Investments
Short-Term Income Fund
July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 96.72%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Automobile Asset Backed Securities - 0.15%			Biotechnology - 0.80%
Bank of America Auto Trust			Amgen Inc
2.67%, 07/15/2013(a)	$ 117	$ 118	2.30%, 06/15/2016	$ 9,000	$ 9,130
Ford Credit Auto Owner Trust
5.47%, 09/15/2012(b)	350	351	Chemicals - 3.28%
Nissan Auto Lease Trust			Air Products & Chemicals Inc
1.39%, 01/15/2016	625	627	4.15%, 02/01/2013	1,750	1,836
Nissan Auto Receivables Owner Trust			Airgas Inc
4.28%, 07/15/2013	597	604	3.25%, 10/01/2015	12,000	12,383
		$ 1,700	Dow Chemical Co/The
Automobile Floor Plan Asset Backed Securities - 0.02%			7.60%, 05/15/2014	10,500	12,239
Nissan Master Owner Trust Receivables			EI du Pont de Nemours & Co
1.34%, 01/15/2015(a),(b)	230	232	5.00%, 07/15/2013	2,500	2,703
			PPG Industries Inc
Banks - 22.02%			5.75%, 03/15/2013	7,500	8,043
American Express Bank FSB					$ 37,204
5.50%, 04/16/2013	4,150	4,434	Commercial Services - 0.57%
Australia & New Zealand Banking Group Ltd			Western Union Co/The
3.70%, 01/13/2015(a)	5,750	6,055	5.40%, 11/17/2011	5,000	5,071
Bank of America Corp			Yale University
4.50%, 04/01/2015	5,250	5,488	2.90%, 10/15/2014	1,330	1,407
4.88%, 01/15/2013	5,000	5,209			$ 6,478
Bank of New York Mellon Corp/The			Computers - 1.15%
2.95%, 06/18/2015	13,060	13,656	Hewlett-Packard Co
Barclays Bank PLC			1.25%, 09/13/2013	3,500	3,527
2.50%, 01/23/2013	2,100	2,135	4.25%, 02/24/2012	4,000	4,083
5.20%, 07/10/2014	7,500	8,118	International Business Machines Corp
Capital One Financial Corp			2.10%, 05/06/2013	5,250	5,387
2.13%, 07/15/2014	6,000	6,028			$ 12,997
Citigroup Inc			Diversified Financial Services - 12.42%
4.75%, 05/19/2015	2,000	2,146	American Express Credit Corp
5.50%, 08/27/2012	3,050	3,184	2.75%, 09/15/2015	4,000	4,054
6.00%, 12/13/2013	10,000	10,854	5.88%, 05/02/2013	7,000	7,526
6.50%, 08/19/2013	5,000	5,434	American Honda Finance Corp
Commonwealth Bank of Australia			1.63%, 09/20/2013(a)	4,500	4,534
2.13%, 03/17/2014(a)	7,250	7,357	4.63%, 04/02/2013(a)	7,500	7,915
3.75%, 10/15/2014(a)	12,500	13,228	BlackRock Inc
Goldman Sachs Group Inc/The			2.25%, 12/10/2012	6,250	6,373
3.70%, 08/01/2015	5,500	5,663	Countrywide Financial Corp
5.25%, 10/15/2013	7,000	7,485	5.80%, 06/07/2012	8,000	8,294
6.00%, 05/01/2014	6,000	6,592	ERAC USA Finance LLC
HSBC Bank PLC			2.75%, 07/01/2013(a)	5,500	5,625
3.50%, 06/28/2015(a)	13,500	14,025	5.60%, 05/01/2015(a)	3,750	4,215
ING Bank NV			5.80%, 10/15/2012(a)	5,250	5,524
2.38%, 06/09/2014(a)	6,000	6,007	FMR LLC
4.00%, 03/15/2016(a)	15,250	15,784	4.75%, 03/01/2013(a)	14,500	15,211
JP Morgan Chase & Co			Franklin Resources Inc
2.20%, 06/15/2012	3,250	3,305	2.00%, 05/20/2013	7,500	7,641
3.70%, 01/20/2015	8,400	8,780	FUEL Trust
5.38%, 10/01/2012	5,250	5,525	3.98%, 06/15/2016(a)	12,000	12,108
Lloyds TSB Bank PLC			General Electric Capital Corp
4.88%, 01/21/2016	15,000	15,490	0.45%, 01/08/2016(b)	12,000	11,588
Morgan Stanley			2.80%, 01/08/2013	5,250	5,386
2.88%, 01/24/2014	8,000	8,158	2.95%, 05/09/2016	4,500	4,581
6.00%, 05/13/2014	8,500	9,264	3.50%, 06/29/2015	3,500	3,698
6.00%, 04/28/2015	4,500	4,947	5.72%, 08/22/2011	5,000	5,014
Santander US Debt SA Unipersonal			Jefferies Group Inc
2.49%, 01/18/2013(a)	4,750	4,665	3.88%, 11/09/2015	1,000	1,026
Wachovia Corp			5.88%, 06/08/2014	5,500	5,983
0.52%, 06/15/2017(b)	9,500	8,855	MassMutual Global Funding II
Wells Fargo & Co			2.30%, 09/28/2015(a)	6,500	6,555
3.63%, 04/15/2015	5,850	6,171	2.88%, 04/21/2014(a)	7,000	7,297
3.68%, 06/15/2016(b)	4,500	4,727	Toyota Motor Credit Corp
4.38%, 01/31/2013	5,500	5,770	3.20%, 06/17/2015	750	791
Westpac Banking Corp					$ 140,939
2.25%, 11/19/2012	6,950	7,081	Electric - 2.29%
3.00%, 08/04/2015	8,000	8,195	Commonwealth Edison Co
		$ 249,815	4.70%, 04/15/2015	1,500	1,656
			5.40%, 12/15/2011	4,500	4,580

See accompanying notes

222

Schedule of Investments
Short-Term Income Fund
July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Electric (continued)			Insurance (continued)
LG&E and KU Energy LLC			MetLife Inc
2.13%, 11/15/2015	$ 2,500 $	2,478	2.38%, 02/06/2014	$ 5,500 $	5,641
Nisource Finance Corp			Metropolitan Life Global Funding I
6.15%, 03/01/2013	4,250	4,564	2.50%, 01/11/2013(a)	8,250	8,403
Oncor Electric Delivery Co LLC			2.88%, 09/17/2012(a)	1,500	1,533
5.95%, 09/01/2013	8,750	9,533	5.13%, 04/10/2013(a)	3,500	3,720
6.38%, 05/01/2012	3,000	3,119	5.13%, 06/10/2014(a)	5,000	5,486
	$ 25,930		New York Life Global Funding
Finance - Mortgage Loan/Banker - 4.07%			2.25%, 12/14/2012(a)	7,250	7,401
Fannie Mae			3.00%, 05/04/2015(a)	3,750	3,929
0.75%, 12/18/2013	10,500	10,518	4.65%, 05/09/2013(a)	3,250	3,472
1.00%, 04/04/2012	10,000	10,045	5.25%, 10/16/2012(a)	4,500	4,743
Freddie Mac			Prudential Financial Inc
0.38%, 11/30/2012	8,500	8,499	3.63%, 09/17/2012	4,250	4,362
1.00%, 08/27/2014	9,000	9,044	4.50%, 07/15/2013	1,000	1,054
1.13%, 07/27/2012	8,000	8,057	5.15%, 01/15/2013	950	1,001
	$ 46,163			$ 72,666
Food - 0.82%			Iron & Steel - 1.78%
Corn Products International Inc			ArcelorMittal
3.20%, 11/01/2015	6,500	6,755	3.75%, 03/01/2016	6,500	6,690
Sara Lee Corp			5.38%, 06/01/2013	4,500	4,791
2.75%, 09/15/2015	2,500	2,530	Nucor Corp
	$ 9,285		5.00%, 12/01/2012	8,300	8,748
Gas - 0.99%				$ 20,229
Florida Gas Transmission Co LLC			Manufactured Housing Asset Backed Securities - 0.01%
4.00%, 07/15/2015(a)	6,000	6,386	Green Tree Financial Corp
Sempra Energy			7.70%, 09/15/2026	120	128
6.00%, 02/01/2013	4,500	4,815
	$ 11,201		Media - 0.84%
Healthcare - Services - 0.40%			DIRECTV Holdings LLC / DIRECTV Financing
UnitedHealth Group Inc			Co Inc
4.88%, 02/15/2013	4,250	4,489	3.55%, 03/15/2015	5,500	5,838
			Time Warner Cable Inc
Home Equity Asset Backed Securities - 4.31%			5.40%, 07/02/2012	3,500	3,650
ACE Securities Corp				$ 9,488
0.53%, 05/25/2035(b)	6,965	6,214	Mining - 1.25%
0.64%, 04/25/2035(b)	6,932	6,769	Anglo American Capital PLC
Aegis Asset Backed Securities Trust			2.15%, 09/27/2013(a)	6,500	6,593
0.67%, 03/25/2035(b)	4,656	4,591	Barrick Gold Corp
Bayview Financial Acquisition Trust			1.75%, 05/30/2014(a)	4,500	4,538
0.42%, 11/28/2036(b)	174	164	Teck Resources Ltd
6.04%, 11/28/2036	3,041	3,042	3.15%, 01/15/2017	3,000	3,088
Home Equity Asset Trust				$ 14,219
0.62%, 10/25/2035(b)	1,508	1,487	Mortgage Backed Securities - 10.74%
Mastr Asset Backed Securities Trust			Banc of America Alternative Loan Trust
0.44%, 10/25/2035(b)	1,995	1,920	5.00%, 12/25/2018	1,942	1,963
Morgan Stanley ABS Capital I			Banc of America Funding Corp
0.94%, 01/25/2035(b)	4,119	4,068	4.75%, 09/25/2019	3,221	3,292
New Century Home Equity Loan Trust			5.00%, 06/25/2035(b)	2,139	2,139
0.67%, 07/25/2035(b)	8,000	6,926	Banc of America Mortgage Securities Inc
4.76%, 11/25/2033	143	141	4.75%, 02/25/2035	1,270	1,269
Residential Asset Securities Corp			5.00%, 01/25/2019	2,639	2,734
4.47%, 03/25/2032	641	643	5.00%, 02/25/2020	3,224	3,228
4.59%, 08/25/2031	104	103	5.00%, 08/25/2020	1,728	1,737
Wells Fargo Home Equity Trust			5.00%, 05/25/2034	1,153	1,158
0.61%, 05/25/2034(b)	1,220	1,088	5.25%, 10/25/2019	1,238	1,265
5.00%, 05/25/2034	11,500	11,685	5.25%, 10/25/2034	911	914
	$ 48,841		BCAP LLC Trust
Insurance - 6.41%			5.25%, 06/26/2037(a)	1,652	1,681
Aspen Insurance Holdings Ltd			Bear Stearns Alt-A Trust
6.00%, 08/15/2014	4,750	5,161	0.47%, 07/25/2035(b)	23	17
Berkshire Hathaway Finance Corp			Bear Stearns Commercial Mortgage Securities
1.50%, 01/10/2014	4,500	4,568	7.00%, 05/20/2030	4,689	4,820
Berkshire Hathaway Inc			Cendant Mortgage Corp
2.13%, 02/11/2013	7,750	7,934	4.96%, 06/25/2034(b)	1,427	1,464
Fidelity National Financial Inc			Chase Mortgage Finance Corp
7.30%, 08/15/2011	4,250	4,258	5.50%, 05/25/2035	667	667
			Citicorp Mortgage Securities Inc
			4.50%, 09/25/2034(b)	1,727	1,740

See accompanying notes

223

Schedule of Investments
Short-Term Income Fund
July 31, 2011 (unaudited)

		Principal			Principal
		Amount			Amount
BONDS (continued)		(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)				Oil & Gas (continued)
Citicorp Mortgage Securities Inc	(continued)			Ensco PLC
5.25%, 02/25/2035	$ 1,497 $		1,504	3.25%, 03/15/2016	$ 8,250 $	8,596
Countrywide Alternative Loan Trust				Petrobras International Finance Co - Pifco
6.00%, 02/25/2017		1,870	1,913	3.88%, 01/27/2016	8,250	8,555
Countrywide Asset-Backed Certificates				Shell International Finance BV
0.47%, 11/25/2035(b)		42	39	3.10%, 06/28/2015	4,250	4,535
Countrywide Home Loan Mortgage Pass Through				Total Capital SA
Trust				3.00%, 06/24/2015	4,250	4,498
4.50%, 01/25/2019(b)		1,927	1,960		$ 49,645
4.50%, 08/25/2033		1,620	1,636	Oil & Gas Services - 0.93%
4.75%, 01/25/2019		1,640	1,681	Weatherford International Ltd
4.75%, 01/25/2019		2,794	2,858	5.50%, 02/15/2016	9,500	10,598
5.00%, 11/25/2018		5,243	5,393
5.00%, 09/25/2019		2,482	2,531	Other Asset Backed Securities - 1.96%
5.00%, 06/25/2034		1,625	1,630	Ameriquest Mortgage Securities Inc
5.00%, 08/25/2034		1,530	1,537	0.39%, 08/25/2035(b)	1,519	1,446
5.25%, 10/25/2034		1,353	1,382	Carrington Mortgage Loan Trust
Credit Suisse First Boston Mortgage Securities				0.47%, 12/25/2035(b)	475	457
Corp				Citigroup Mortgage Loan Trust Inc
1.15%, 05/25/2034(b)		933	850	0.62%, 07/25/2035(b)	1,000	857
5.00%, 09/25/2019		372	372	Countrywide Asset-Backed Certificates
5.00%, 10/25/2019		2,891	2,911	0.26%, 05/25/2028(b)	206	205
Fannie Mae				0.59%, 08/25/2034(b)	703	695
0.44%, 03/25/2035(b)		45	45	0.84%, 12/25/2034(b)	6,026	5,887
0.49%, 02/25/2032(b)		56	56	Credit-Based Asset Servicing and Securitization
6.00%, 02/25/2031		4,490	4,556	LLC
Freddie Mac				5.33%, 08/25/2035(b)	3,093	3,129
0.59%, 07/15/2023(b)		270	269	First Franklin Mortgage Loan Asset Backed
0.64%, 06/15/2023(b)		124	124	Certificates
6.00%, 09/15/2029		1,212	1,224	0.47%, 10/25/2035(b)	5,390	5,123
Ginnie Mae				Mastr Specialized Loan Trust
4.50%, 08/20/2032		612	647	1.44%, 11/25/2034(a),(b)	3,800	3,251
GMAC Mortgage Corp Loan Trust				Merrill Lynch First Franklin Mortgage Loan Trust
5.25%, 07/25/2034		797	803	0.89%, 10/25/2037(b)	1,154	1,136
GSR Mortgage Loan Trust					$ 22,186
0.49%, 03/25/2035(b)		2,425	2,391	Pharmaceuticals - 2.04%
5.00%, 08/25/2019		2,401	2,423	Abbott Laboratories
JP Morgan Mortgage Trust				2.70%, 05/27/2015	8,500	8,953
5.00%, 09/25/2034		9,680	9,973	Novartis Capital Corp
MASTR Alternative Loans Trust				2.90%, 04/24/2015	4,500	4,768
6.50%, 01/25/2019		1,288	1,361	Pfizer Inc
MASTR Asset Securitization Trust				4.45%, 03/15/2012	9,250	9,481
0.69%, 01/25/2034(b)		308	307
					$ 23,202
5.00%, 12/25/2019		400	411	Pipelines - 0.84%
5.25%, 12/25/2033		10,010	10,212	Enterprise Products Operating LLC
Prime Mortgage Trust				3.70%, 06/01/2015	4,750	5,048
4.75%, 11/25/2019		739	761	Plains All American Pipeline LP / PAA Finance
5.25%, 07/25/2020(b)		5,636	5,754
				Corp
Residential Accredit Loans Inc				3.95%, 09/15/2015	4,250	4,538
5.00%, 12/26/2018		6,476	6,600		$ 9,586
5.00%, 03/25/2019		3,052	3,094	Publicly Traded Investment Fund - 0.07%
5.50%, 08/25/2033		1,667	1,717	CDP Financial Inc
6.00%, 11/25/2032		320	324	3.00%, 11/25/2014(a)	750	785
Residential Asset Securitization Trust
4.75%, 02/25/2019		3,601	3,636	Real Estate - 1.13%
WaMu Mortgage Pass Through Certificates				WCI Finance LLC / WEA Finance LLC
5.00%, 09/25/2018		1,024	1,054	5.40%, 10/01/2012(a)	6,000	6,294
Wells Fargo Mortgage Backed Securities Trust				WT Finance Aust Pty Ltd / Westfield Capital /
4.50%, 08/25/2018		1,636	1,667	WEA Finance LLC
4.75%, 11/25/2018		954	983	5.13%, 11/15/2014(a)	6,000	6,563
4.75%, 12/25/2018		833	846		$ 12,857
5.00%, 11/25/2020		289	299
5.50%, 05/25/2035		1,984	1,979	REITS - 6.47%
				Arden Realty LP
		$ 121,801		5.25%, 03/01/2015	8,250	8,905
Oil & Gas - 4.38%				AvalonBay Communities Inc
BP Capital Markets PLC				5.50%, 01/15/2012	8,500	8,683
3.13%, 10/01/2015		4,000	4,189	BioMed Realty LP
3.63%, 05/08/2014		10,000	10,587	3.85%, 04/15/2016	6,500	6,658
5.25%, 11/07/2013		8,000	8,685

See accompanying notes

224

Schedule of Investments Short-Term Income Fund July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
REITS (continued)			New York - 0.11%
Duke Realty LP			Housing Development Corp/NY FANNIE MAE
6.25%, 05/15/2013	$ 6,750	$ 7,257	0.16%, 11/15/2031	$ 1,300	$ 1,300
ERP Operating LP
5.50%, 10/01/2012	4,000	4,201	Ohio - 0.12%
6.63%, 03/15/2012	7,000	7,246	City of Cleveland OH
HCP Inc			0.13%, 01/01/2020	1,340	1,340
2.70%, 02/01/2014	1,600	1,629
Health Care REIT Inc			Tennessee - 0.35%
5.88%, 05/15/2015	5,500	6,105	Johnson City Health & Educational Facilities
6.00%, 11/15/2013	8,000	8,672	Board
Healthcare Realty Trust Inc			0.00%, 07/01/2033(b),(c)	4,000	4,000
5.13%, 04/01/2014	3,700	3,950
Nationwide Health Properties Inc			TOTAL MUNICIPAL BONDS		$ 10,345
6.25%, 02/01/2013	6,500	6,924		Principal
8.25%, 07/01/2012	3,000	3,130	U.S. GOVERNMENT & GOVERNMENT	Amount
		$ 73,360	AGENCY OBLIGATIONS - 1.01%	(000's)	Value (000's)
Retail - 1.20%			Federal Home Loan Mortgage Corporation (FHLMC) - 0.56%
Wal-Mart Stores Inc			2.40%, 11/01/2021(b),(d)	$ 13	$ 13
1.50%, 10/25/2015	4,000	4,002	2.53%, 09/01/2035(b),(d)	209	220
1.63%, 04/15/2014	4,000	4,090	5.50%, 11/01/2017(d)	5,296	5,710
2.88%, 04/01/2015	1,750	1,846	6.00%, 04/01/2017(d)	96	105
3.20%, 05/15/2014	3,500	3,719	6.00%, 05/01/2017(d)	182	196
		$ 13,657	6.50%, 12/01/2015(d)	9	10
Savings & Loans - 0.00%			7.00%, 12/01/2022(d)	138	158
Washington Mutual Bank / Henderson NV			7.50%, 12/01/2029(d)	3	3
0.00%, 01/15/2013(c)	1,200	3	9.50%, 08/01/2016(d)	6	7
					$ 6,422
Software - 0.19%			Federal National Mortgage Association (FNMA) - 0.30%
Microsoft Corp			2.30%, 11/01/2022(b),(d)	3	3
2.95%, 06/01/2014	2,000	2,125	2.35%, 12/01/2032(b),(d)	115	120
			2.44%, 02/01/2037(b),(d)	267	280
Student Loan Asset Backed Securities - 0.04%			2.48%, 07/01/2034(b),(d)	100	105
SLM Student Loan Trust			2.49%, 01/01/2035(b),(d)	79	83
1.35%, 10/25/2016(b)	438	443	2.50%, 01/01/2035(b),(d)	254	267
			2.52%, 02/01/2035(b),(d)	43	45
Telecommunications - 2.32%			2.54%, 11/01/2032(b),(d)	89	93
AT&T Inc			2.56%, 10/01/2035(b),(d)	543	572
2.50%, 08/15/2015	4,000	4,118	2.59%, 07/01/2034(b),(d)	296	311
2.95%, 05/15/2016	4,000	4,138	2.60%, 08/01/2034(b),(d)	143	151
4.95%, 01/15/2013	4,250	4,498	3.64%, 01/01/2019(b),(d)	5	5
Verizon Communications Inc			4.00%, 05/01/2019(d)	1,120	1,161
3.00%, 04/01/2016	5,750	5,995	4.45%, 11/01/2035(b),(d)	20	21
Verizon New Jersey Inc			5.61%, 04/01/2019(b),(d)	7	6
5.88%, 01/17/2012	7,350	7,523	6.00%, 07/01/2028(d)	47	52
		$ 26,272	6.50%, 01/01/2012(d)	1	1
Textiles - 0.43%			6.50%, 01/01/2014(d)	28	29
Mohawk Industries Inc			7.50%, 10/01/2029(d)	12	14
7.20%, 04/15/2012	4,750	4,910	8.00%, 05/01/2027(d)	4	5
			8.50%, 11/01/2017(d)	11	12
Transportation - 0.40%			8.50%, 05/01/2022(d)	25	25
United Parcel Service Inc			10.00%, 05/01/2022(d)	7	8
4.50%, 01/15/2013	4,250	4,502			$ 3,369
			Government National Mortgage Association (GNMA) - 0.01%
TOTAL BONDS		$ 1,097,066	9.00%, 04/20/2025	3	3
	Principal		10.00%, 01/15/2019	49	58
	Amount		10.00%, 02/15/2019	1	1
MUNICIPAL BONDS - 0.91%	(000's)	Value (000's)	11.00%, 10/15/2015	11	12
Florida - 0.22%			11.00%, 11/15/2015	2	2
Florida Housing Finance Corp			11.00%, 11/15/2015	11	12
0.28%, 01/15/2035	$ 980	$ 980			$ 88
0.65%, 06/15/2036	1,425	1,425	U.S. Treasury - 0.14%
		$ 2,405	1.00%, 12/31/2011(e)	1,604	1,609
New Hampshire - 0.11%
New Hampshire Housing Finance			TOTAL U.S. GOVERNMENT &
Authority FANNIE MAE			GOVERNMENT AGENCY OBLIGATIONS		$ 11,488
5.31%, 04/15/2016(b)	1,300	1,300

See accompanying notes

225

Schedule of Investments Short-Term Income Fund July 31, 2011 (unaudited)

			Portfolio Summary (unaudited)

	Maturity		Sector	Percent
	Amount		Financial	50.25%
REPURCHASE AGREEMENTS - 1.73%	(000's)	Value (000's)	Mortgage Securities	11.61%
			Asset Backed Securities	6.49%
Banks - 1.73%			Basic Materials	6.31%
Investment in Joint Trading Account; Credit Suisse $	4,304	$ 4,304
Repurchase Agreement; 0.14% dated			Energy	6.15%
			Consumer, Non-cyclical	4.63%
07/29/11 maturing 08/01/11 (collateralized by			Government	4.21%
US Treasury Strips; $4,390,283; 4.50% -
9.00%; dated 11/15/18 - 08/15/39)			Utilities	3.28%
			Communications	3.16%
Investment in Joint Trading Account; Deutsche	8,071	8,071	Consumer, Cyclical	1.63%
Bank Repurchase Agreement; 0.18% dated
07/29/11 maturing 08/01/11 (collateralized by			Technology	1.34%
			Revenue Bonds	0.69%
Sovereign Agency Issues; $8,231,780; 0.00%			Industrial	0.40%
- 5.92%; dated 01/03/12 - 01/15/37)
Investment in Joint Trading Account; Merrill	4,553	4,553	Insured	0.22%
Lynch Repurchase Agreement; 0.14% dated			Liabilities in Excess of Other Assets, Net	(0.37)%
07/29/11 maturing 08/01/11 (collateralized by			TOTAL NET ASSETS	100.00%
Sovereign Agency Issues; $4,643,876; 0.00%;
dated 10/21/11 - 04/15/42)
Investment in Joint Trading Account; Morgan	2,690	2,690
Stanley Repurchase Agreement; 0.16% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $2,743,926; 0.88%
- 5.30%; dated 05/01/13 - 04/26/19)
		$ 19,618
TOTAL REPURCHASE AGREEMENTS		$ 19,618
Total Investments		$ 1,138,517
Liabilities in Excess of Other Assets, Net - (0.37)%		$ (4,234)
TOTAL NET ASSETS - 100.00%		$ 1,134,283

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $211,233 or 18.62% of net assets.
(b)	Variable Rate. Rate shown is in effect at July 31, 2011.
(c)	Non-Income Producing Security
(d)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $925 or 0.08% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 21,806
Unrealized Depreciation		(2,515)
Net Unrealized Appreciation (Depreciation)		$ 19,291
Cost for federal income tax purposes		$ 1,119,226
All dollar amounts are shown in thousands (000's)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
US 5 Year Note; September 2011	Short	800	$ 95,025	$ 97,156	$ (2,131)
					$ (2,131)

All dollar amounts are shown in thousands (000's)

See accompanying notes

226

Schedule of Investments
SmallCap Blend Fund
July 31, 2011 (unaudited)

COMMON STOCKS - 95.61%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 3.06%			Diversified Financial Services - 1.29%
Esterline Technologies Corp (a)	25,329 $	1,934	Calamos Asset Management Inc	71,360 $	972
HEICO Corp	30,542	1,596	MarketAxess Holdings Inc	51,410	1,343
LMI Aerospace Inc (a)	19,620	451	optionsXpress Holdings Inc	44,570	673
Moog Inc (a)	49,120	2,012		$ 2,988
Triumph Group Inc	20,440	1,101	Electric - 3.15%
	$ 7,094		Avista Corp	105,250	2,653
Airlines - 1.07%			IDACORP Inc	23,650	927
Alaska Air Group Inc (a)	40,440	2,472	NorthWestern Corp	48,390	1,550
			Unisource Energy Corp	58,780	2,164
Apparel - 1.83%				$ 7,294
Perry Ellis International Inc (a)	45,940	1,074	Electrical Components & Equipment - 0.27%
Steven Madden Ltd (a)	42,816	1,631	EnerSys (a)	19,190	614
Warnaco Group Inc/The (a)	29,052	1,548
	$ 4,253		Electronics - 0.59%
Automobile Parts & Equipment - 1.29%			OSI Systems Inc (a)	33,120	1,368
Dana Holding Corp (a)	99,450	1,658
Tenneco Inc (a)	33,430	1,335	Engineering & Construction - 1.19%
	$ 2,993		MasTec Inc (a)	132,280	2,762
Banks - 3.82%
Chemical Financial Corp	15,770	299	Food - 1.46%
Community Bank System Inc	43,800	1,102	Fresh Del Monte Produce Inc	31,030	760
Community Trust Bancorp Inc	13,660	370	Fresh Market Inc/The (a)	31,440	1,117
Eagle Bancorp Inc (a)	22,130	298	TreeHouse Foods Inc (a)	29,350	1,516
East West Bancorp Inc	65,135	1,209		$ 3,393
Financial Institutions Inc	17,726	297	Forest Products & Paper - 0.58%
First of Long Island Corp/The	12,450	331	Domtar Corp	16,930	1,354
NBT Bancorp Inc	32,980	727
Signature Bank/New York NY (a)	28,580	1,691	Gas - 0.61%
Washington Banking Co	26,210	340	Southwest Gas Corp	37,740	1,407
Webster Financial Corp	81,620	1,667
West Coast Bancorp/OR (a)	31,686	516	Hand & Machine Tools - 0.84%
	$ 8,847		Franklin Electric Co Inc	44,480	1,942
Biotechnology - 1.64%
Arqule Inc (a)	82,560	462	Healthcare - Products - 1.34%
Cytokinetics Inc (a)	245,104	309	Bruker BioSciences Corp (a)	32,100	553
Human Genome Sciences Inc (a)	40,517	851	Cantel Medical Corp	31,880	795
Incyte Corp (a)	68,780	1,200	Orthofix International NV (a)	41,698	1,761
Momenta Pharmaceuticals Inc (a)	55,958	988		$ 3,109
	$ 3,810		Healthcare - Services - 3.78%
Chemicals - 2.13%			AMERIGROUP Corp (a)	35,050	1,928
Kraton Performance Polymers Inc (a)	38,594	1,393	Centene Corp (a)	19,010	624
WR Grace & Co (a)	70,067	3,534	Ensign Group Inc/The	33,050	938
	$ 4,927		Gentiva Health Services Inc (a)	53,192	957
Commercial Services - 3.41%			Healthsouth Corp (a)	95,760	2,336
Kenexa Corp (a)	49,617	1,269	Magellan Health Services Inc (a)	38,230	1,992
On Assignment Inc (a)	48,930	499		$ 8,775
Parexel International Corp (a)	60,850	1,250	Home Furnishings - 0.20%
Rent-A-Center Inc/TX	62,890	1,701	Skullcandy Inc (a)	23,950	462
RSC Holdings Inc (a)	113,750	1,358
Sotheby's	43,240	1,831	Insurance - 1.64%
	$ 7,908		Delphi Financial Group Inc	42,784	1,152
Computers - 3.48%			Montpelier Re Holdings Ltd ADR	138,910	2,397
CACI International Inc (a)	25,140	1,485	OneBeacon Insurance Group Ltd	19,210	245
Ciber Inc (a)	200,340	1,006		$ 3,794
Fortinet Inc (a)	105,120	2,136	Internet - 3.31%
Manhattan Associates Inc (a)	56,780	2,118	Ancestry.com Inc (a)	36,596	1,303
Syntel Inc	23,980	1,318	comScore Inc (a)	48,990	1,069
	$ 8,063		Liquidity Services Inc (a)	69,310	1,676
Consumer Products - 1.22%			TIBCO Software Inc (a)	90,410	2,354
Helen of Troy Ltd (a)	27,100	874	Vocus Inc (a)	44,570	1,273
Prestige Brands Holdings Inc (a)	81,180	992		$ 7,675
Tupperware Brands Corp	15,560	972	Investment Companies - 0.35%
	$ 2,838		PennantPark Investment Corp	75,670	804
Cosmetics & Personal Care - 0.50%
Inter Parfums Inc	58,070	1,164	Iron & Steel - 0.45%
			Schnitzer Steel Industries Inc	20,730	1,053
Distribution & Wholesale - 0.37%
Brightpoint Inc (a)	93,290	848	Leisure Products & Services - 1.46%
			Polaris Industries Inc	28,620	3,393

See accompanying notes

227

Schedule of Investments
SmallCap Blend Fund
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Machinery - Diversified - 2.00%			Retail (continued)
Altra Holdings Inc (a)	67,670 $	1,505	Men's Wearhouse Inc	36,720 $	1,204
Applied Industrial Technologies Inc	36,710	1,172	Pier 1 Imports Inc (a)	169,300	1,861
Chart Industries Inc (a)	37,060	1,966	Sally Beauty Holdings Inc (a)	77,120	1,326
	$ 4,643		Sonic Corp (a)	130,320	1,394
Metal Fabrication & Hardware - 1.52%			Vera Bradley Inc (a)	14,550	528
CIRCOR International Inc	25,510	1,103			$ 18,526
LB Foster Co	19,700	685	Savings & Loans - 2.25%
RBC Bearings Inc (a)	45,780	1,738	ESSA Bancorp Inc	19,183	221
	$ 3,526		Investors Bancorp Inc (a)	53,590	742
Mining - 1.06%			Northwest Bancshares Inc	132,420	1,627
Hecla Mining Co (a)	170,660	1,326	Oritani Financial Corp	79,080	1,023
Kaiser Aluminum Corp	20,290	1,133	Provident Financial Services Inc	88,590	1,228
	$ 2,459		United Financial Bancorp Inc	24,180	377
Miscellaneous Manufacturing - 3.40%					$ 5,218
Actuant Corp	70,650	1,746	Semiconductors - 3.33%
AO Smith Corp	36,840	1,528	Cabot Microelectronics Corp (a)	31,140	1,205
Colfax Corp (a)	52,210	1,413	Entegris Inc (a)	230,260	1,973
ESCO Technologies Inc	42,620	1,478	Hittite Microwave Corp (a)	24,780	1,388
Koppers Holdings Inc	46,170	1,709	IXYS Corp (a)	59,640	814
	$ 7,874		Lattice Semiconductor Corp (a)	210,200	1,303
Office Furnishings - 0.87%			Rudolph Technologies Inc (a)	119,722	1,028
Steelcase Inc	202,430	2,010			$ 7,711
			Software - 2.55%
Oil & Gas - 6.41%			Digi International Inc (a)	40,670	581
Berry Petroleum Co	43,480	2,494	MicroStrategy Inc (a)	15,880	2,531
Callon Petroleum Co (a)	310,360	2,163	SYNNEX Corp (a)	40,720	1,153
Clayton Williams Energy Inc (a)	18,440	1,223	Taleo Corp (a)	50,060	1,657
Georesources Inc (a)	105,760	2,699			$ 5,922
Gulfport Energy Corp (a)	88,905	3,241	Telecommunications - 4.30%
Pioneer Drilling Co (a)	186,729	3,038	Arris Group Inc (a)	160,181	1,922
	$ 14,858		Consolidated Communications Holdings Inc	48,980	883
Oil & Gas Services - 0.95%			InterDigital Inc	30,890	2,108
CARBO Ceramics Inc	14,180	2,213	PAETEC Holding Corp (a)	205,950	910
			Plantronics Inc	74,580	2,554
Packaging & Containers - 0.65%			RF Micro Devices Inc (a)	235,020	1,587
Rock-Tenn Co	24,660	1,516			$ 9,964
			Transportation - 2.07%
Pharmaceuticals - 1.91%			Atlas Air Worldwide Holdings Inc (a)	20,380	1,068
Array BioPharma Inc (a)	127,160	270	Heartland Express Inc	76,460	1,171
Catalyst Health Solutions Inc (a)	37,030	2,426	HUB Group Inc (a)	72,160	2,560
Impax Laboratories Inc (a)	42,079	891			$ 4,799
XenoPort Inc (a)	119,126	845	TOTAL COMMON STOCKS		$ 221,677
	$ 4,432			Maturity
Private Equity - 0.70%				Amount
American Capital Ltd (a)	168,250	1,627	REPURCHASE AGREEMENTS - 5.38%	(000's)	Value (000's)
			Banks - 5.38%
Publicly Traded Investment Fund - 0.17%			Investment in Joint Trading Account; Credit Suisse $ 2,737		$ 2,736
THL Credit Inc	31,190	391	Repurchase Agreement; 0.14% dated
			07/29/11 maturing 08/01/11 (collateralized by
REITS - 7.15%			US Treasury Strips; $2,791,264; 4.50% -
Agree Realty Corp	11,500	261	9.00%; dated 11/15/18 - 08/15/39)
Ashford Hospitality Trust Inc	191,180	2,084	Investment in Joint Trading Account; Deutsche	5,131	5,131
Entertainment Properties Trust	32,986	1,534	Bank Repurchase Agreement; 0.18% dated
First Potomac Realty Trust	43,750	683	07/29/11 maturing 08/01/11 (collateralized by
Highwoods Properties Inc	39,450	1,358	Sovereign Agency Issues; $5,233,619; 0.00%
Kilroy Realty Corp	78,380	3,024	- 5.92%; dated 01/03/12 - 01/15/37)
Post Properties Inc	74,500	3,159	Investment in Joint Trading Account; Merrill	2,895	2,895
PS Business Parks Inc	17,350	986	Lynch Repurchase Agreement; 0.14% dated
RAIT Financial Trust	310,517	1,727	07/29/11 maturing 08/01/11 (collateralized by
Washington Real Estate Investment Trust	55,230	1,768	Sovereign Agency Issues; $2,952,494; 0.00%;
	$ 16,584		dated 10/21/11 - 04/15/42)
Retail - 7.99%
ANN Inc (a)	43,580	1,131
Bravo Brio Restaurant Group Inc (a)	52,576	1,175
Coinstar Inc (a)	23,640	1,155
Dillard's Inc	50,130	2,820
DSW Inc	31,670	1,678
Einstein Noah Restaurant Group Inc	21,195	332
Finish Line Inc/The	119,140	2,538
First Cash Financial Services Inc (a)	31,990	1,384

See accompanying notes

228

Schedule of Investments
SmallCap Blend Fund
July 31, 2011 (unaudited)

	Maturity
	Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Morgan	$ 1,710	$ 1,710
Stanley Repurchase Agreement; 0.16% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $1,744,540; 0.88%
- 5.30%; dated 05/01/13 - 04/26/19)
		$ 12,472
TOTAL REPURCHASE AGREEMENTS		$ 12,472
Total Investments		$ 234,149
Liabilities in Excess of Other Assets, Net - (0.99)%		$ (2,297)
TOTAL NET ASSETS - 100.00%		$ 231,852

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 48,885
Unrealized Depreciation		(6,373)
Net Unrealized Appreciation (Depreciation)		$ 42,512
Cost for federal income tax purposes		$ 191,637
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		22.75%
Industrial		15.58%
Consumer, Non-cyclical		15.27%
Consumer, Cyclical		15.08%
Technology		9.36%
Communications		7.61%
Energy		7.36%
Basic Materials		4.22%
Utilities		3.76%
Liabilities in Excess of Other Assets, Net		(0.99)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2011	Long	21	$ 1,626	$ 1,671	$ 45
					$ 45

All dollar amounts are shown in thousands (000's)

See accompanying notes

229

Schedule of Investments SmallCap Growth Fund July 31, 2011 (unaudited)

COMMON STOCKS - 95.88%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 2.66%			Healthcare - Services - 3.84%
Esterline Technologies Corp (a)	16,154 $	1,233	AMERIGROUP Corp (a)	16,100 $	886
HEICO Corp	18,500	967	Ensign Group Inc/The	21,590	613
	$ 2,200		Gentiva Health Services Inc (a)	27,393	493
Apparel - 2.92%			Healthsouth Corp (a)	48,445	1,182
Perry Ellis International Inc (a)	22,700	531		$ 3,174
Steven Madden Ltd (a)	25,230	961	Internet - 5.69%
Warnaco Group Inc/The (a)	17,357	925	Ancestry.com Inc (a)	18,379	655
	$ 2,417		comScore Inc (a)	26,000	567
Automobile Parts & Equipment - 1.95%			Liquidity Services Inc (a)	36,200	875
Dana Holding Corp (a)	48,700	812	TIBCO Software Inc (a)	50,560	1,317
Tenneco Inc (a)	20,000	799	Vocus Inc (a)	45,300	1,294
	$ 1,611			$ 4,708
Banks - 1.14%			Iron & Steel - 0.42%
Signature Bank/New York NY (a)	16,000	947	Schnitzer Steel Industries Inc	6,900	350

Biotechnology - 2.86%			Leisure Products & Services - 1.55%
Arqule Inc (a)	45,750	256	Polaris Industries Inc	10,800	1,280
Cytokinetics Inc (a)	135,628	171
Human Genome Sciences Inc (a)	17,036	358	Machinery - Diversified - 2.73%
Incyte Corp (a)	34,663	605	Altra Holdings Inc (a)	48,100	1,070
InterMune Inc (a)	14,800	494	Applied Industrial Technologies Inc	37,270	1,189
Ligand Pharmaceuticals Inc (a)	1	—		$ 2,259
Momenta Pharmaceuticals Inc (a)	27,200	480	Metal Fabrication & Hardware - 1.46%
XOMA Ltd (a)	1	—	RBC Bearings Inc (a)	31,800	1,207
	$ 2,364
Chemicals - 0.74%			Mining - 0.90%
PolyOne Corp	39,400	611	Hecla Mining Co (a)	95,500	742

Commercial Services - 2.98%			Miscellaneous Manufacturing - 4.69%
Kenexa Corp (a)	26,073	667	Actuant Corp	54,100	1,337
Parexel International Corp (a)	31,000	636	Colfax Corp (a)	48,412	1,311
Sotheby's	27,400	1,160	Fabrinet (a)	23,000	354
	$ 2,463		Koppers Holdings Inc	23,784	880
Computers - 3.72%				$ 3,882
Fortinet Inc (a)	50,240	1,021	Office Furnishings - 1.45%
Manhattan Associates Inc (a)	34,300	1,279	Knoll Inc	65,700	1,199
Syntel Inc	14,100	775
	$ 3,075		Oil & Gas - 6.75%
Consumer Products - 0.82%			Berry Petroleum Co	22,600	1,296
Tupperware Brands Corp	10,800	675	Callon Petroleum Co (a)	137,879	961
			Clayton Williams Energy Inc (a)	11,600	769
Cosmetics & Personal Care - 0.66%			Gulfport Energy Corp (a)	43,600	1,590
Inter Parfums Inc	27,200	545	Pioneer Drilling Co (a)	59,401	967
				$ 5,583
Distribution & Wholesale - 0.49%			Oil & Gas Services - 1.47%
Brightpoint Inc (a)	44,800	407	CARBO Ceramics Inc	7,770	1,213

Diversified Financial Services - 1.73%			Packaging & Containers - 0.59%
MarketAxess Holdings Inc	54,800	1,432	Rock-Tenn Co	8,000	492

Electrical Components & Equipment - 1.65%			Pharmaceuticals - 5.07%
Belden Inc	37,100	1,367	Array BioPharma Inc (a)	181,200	384
			Catalyst Health Solutions Inc (a)	17,656	1,157
Electronics - 0.75%			Herbalife Ltd	15,540	866
FEI Co (a)	18,900	624	Impax Laboratories Inc (a)	22,162	469
			Keryx Biopharmaceuticals Inc (a)	97,300	429
Food - 0.74%			Pharmasset Inc (a)	3,930	477
Fresh Market Inc/The (a)	17,300	615	XenoPort Inc (a)	57,604	409
				$ 4,191
Hand & Machine Tools - 1.40%			REITS - 0.61%
Franklin Electric Co Inc	26,500	1,157	Saul Centers Inc	12,800	505

Healthcare - Products - 4.81%			Retail - 10.43%
Bruker BioSciences Corp (a)	46,900	808	ANN Inc (a)	46,800	1,214
Cooper Cos Inc/The	7,900	604	Bravo Brio Restaurant Group Inc (a)	36,260	811
Haemonetics Corp (a)	12,200	799	Coinstar Inc (a)	16,950	828
Hill-Rom Holdings Inc	14,700	548	DSW Inc	22,100	1,171
Orthofix International NV (a)	28,863	1,219	Finish Line Inc/The	54,570	1,162
	$ 3,978		First Cash Financial Services Inc (a)	20,200	874
			Pier 1 Imports Inc (a)	69,700	766

See accompanying notes

230

Schedule of Investments
SmallCap Growth Fund
July 31, 2011 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax
COMMON STOCKS (continued)		Shares Held Value (000's)	cost of investments held as of the period end were as follows:
Retail (continued)
Ruth's Hospitality Group Inc (a)	117,600 $	676
Sonic Corp (a)	64,500	690	Unrealized Appreciation	$ 18,793
Vera Bradley Inc (a)	12,000	435	Unrealized Depreciation	(2,114)
			Net Unrealized Appreciation (Depreciation)	$ 16,679
		$ 8,627	Cost for federal income tax purposes	$ 66,864
Semiconductors - 3.30%			All dollar amounts are shown in thousands (000's)
Cabot Microelectronics Corp (a)	13,452	521
Entegris Inc (a)	73,200	627
Hittite Microwave Corp (a)	13,840	775	Portfolio Summary (unaudited)
Lattice Semiconductor Corp (a)	130,700	810	Sector	Percent
			Consumer, Non-cyclical	21.78%
		$ 2,733	Consumer, Cyclical	18.79%
Software - 4.79%			Industrial	17.44%
Digi International Inc (a)	28,300	404
Medidata Solutions Inc (a)	19,200	392	Communications	12.30%
MedQuist Holdings Inc (a)	85,606	1,146	Technology	11.81%
MicroStrategy Inc (a)	7,540	1,202	Financial	8.60%
Taleo Corp (a)	24,800	821	Energy	8.22%
			Basic Materials	2.06%
		$ 3,965	Liabilities in Excess of Other Assets, Net	(1.00)%
Telecommunications - 6.61%			TOTAL NET ASSETS	100.00%
Arris Group Inc (a)	90,700	1,089
InterDigital Inc	19,000	1,297
PAETEC Holding Corp (a)	250,540	1,107
Plantronics Inc	36,400	1,247
RF Micro Devices Inc (a)	107,900	728
		$ 5,468
Transportation - 1.51%
HUB Group Inc (a)	35,100	1,245

TOTAL COMMON STOCKS		$ 79,311
Maturity
	Amount
REPURCHASE AGREEMENTS - 5.12%	(000's)	Value (000's)
Banks - 5.12%
Investment in Joint Trading Account; Credit Suisse $	928	$ 929
Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
US Treasury Strips; $947,030; 4.50% -
9.00%; dated 11/15/18 - 08/15/39)
Investment in Joint Trading Account; Deutsche	1,741	1,741
Bank Repurchase Agreement; 0.18% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $1,775,682; 0.00%
- 5.92%; dated 01/03/12 - 01/15/37)
Investment in Joint Trading Account; Merrill	982	982
Lynch Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $1,001,734; 0.00%;
dated 10/21/11 - 04/15/42)
Investment in Joint Trading Account; Morgan	580	580
Stanley Repurchase Agreement; 0.16% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $591,894; 0.88% -
5.30%; dated 05/01/13 - 04/26/19)
		$ 4,232
TOTAL REPURCHASE AGREEMENTS		$ 4,232
Total Investments		$ 83,543
Liabilities in Excess of Other Assets, Net - (1.00)%		$ (831)
TOTAL NET ASSETS - 100.00%		$ 82,712

(a) Non-Income Producing Security

See accompanying notes

231

Schedule of Investments
SmallCap Growth Fund
July 31, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2011	Long	12 $	929	$ 955	$ 26
					$ 26
All dollar amounts are shown in thousands (000's)

See accompanying notes

232

Schedule of Investments
SmallCap Growth Fund I
July 31, 2011 (unaudited)

COMMON STOCKS - 94.44%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.07%			Banks (continued)
APAC Customer Services Inc (a)	12,329 $	104	SY Bancorp Inc	794 $	18
Valuevision Media Inc (a)	114,700	859	Trustco Bank Corp NY	1,468	7
	$ 963		Walker & Dunlop Inc (a)	4,249	55
Aerospace & Defense - 0.53%			Westamerica Bancorporation	3,256	153
AAR Corp	3,975	117		$ 17,878
Aerovironment Inc (a)	4,118	119	Beverages - 0.04%
Astronics Corp (a)	3,745	119	Boston Beer Co Inc (a)	2,182	197
BE Aerospace Inc (a)	56,429	2,246	Coca-Cola Bottling Co Consolidated	1,846	119
Cubic Corp	2,792	135	Craft Brewers Alliance Inc (a)	1,393	11
GenCorp Inc (a)	17,066	97	National Beverage Corp	4,238	62
HEICO Corp	35,915	1,876	Peet's Coffee & Tea Inc (a)	2,824	165
Kaman Corp	3,748	133		$ 554
LMI Aerospace Inc (a)	1,817	42	Biotechnology - 3.26%
Moog Inc (a)	1,741	71	Acorda Therapeutics Inc (a)	9,735	277
National Presto Industries Inc	1,226	125	Affymax Inc (a)	6,879	46
Teledyne Technologies Inc (a)	2,566	139	Alnylam Pharmaceuticals Inc (a)	14,560	137
TransDigm Group Inc (a)	20,313	1,830	Amarin Corp PLC ADR(a)	337,000	4,563
Triumph Group Inc	1,722	93	Ariad Pharmaceuticals Inc (a)	304,945	3,626
	$ 7,142		Arqule Inc (a)	416,558	2,333
Agriculture - 0.02%			Cell Therapeutics Inc (a)	58,773	79
Tejon Ranch Co (a)	3,174	102	Cleveland Biolabs Inc (a)	9,315	28
Vector Group Ltd	6,991	122	Cubist Pharmaceuticals Inc (a)	61,843	2,100
	$ 224		Emergent Biosolutions Inc (a)	6,154	127
Airlines - 0.02%			Enzo Biochem Inc (a)	1,226	5
Alaska Air Group Inc (a)	775	47	Enzon Pharmaceuticals Inc (a)	1,026	10
Allegiant Travel Co (a)	3,812	164	Exelixis Inc (a)	31,538	243
	$ 211		Geron Corp (a)	11,327	44
Apparel - 0.90%			GTx Inc (a)	7,235	30
Carter's Inc (a)	10,813	362	Halozyme Therapeutics Inc (a)	20,724	144
Columbia Sportswear Co	1,848	106	Human Genome Sciences Inc (a)	70,893	1,489
CROCS Inc (a)	136,832	4,287	Immunogen Inc (a)	13,270	180
G-III Apparel Group Ltd (a)	4,134	128	Incyte Corp (a)	169,810	2,961
Maidenform Brands Inc (a)	5,951	154	Inhibitex Inc (a)	18,526	77
Perry Ellis International Inc (a)	295	7	InterMune Inc (a)	144,391	4,820
Steven Madden Ltd (a)	104,416	3,978	Lexicon Pharmaceuticals Inc (a)	23,404	39
Timberland Co/The (a)	7,267	311	Medicines Co/The (a)	7,746	116
True Religion Apparel Inc (a)	6,555	221	Momenta Pharmaceuticals Inc (a)	227,285	4,014
Under Armour Inc (a)	22,500	1,652	Novavax Inc (a)	26,379	49
Warnaco Group Inc/The (a)	9,274	494	NPS Pharmaceuticals Inc (a)	305,926	2,955
Wolverine World Wide Inc	12,622	478	Nymox Pharmaceutical Corp (a)	6,209	50
	$ 12,178		PDL BioPharma Inc	28,431	176
			PharmAthene Inc (a)	14,101	37
Automobile Force Protection Manufacturers Inc (a) - 0.01%	10,982	50	Sangamo Biosciences Inc (a)	19,803	107
Wabash National Corp (a)	14,956	113	Seattle Genetics Inc (a)	237,106	4,038
			Sequenom Inc (a)	16,985	120
	$ 163		SuperGen Inc (a)	1,116	3
Automobile Parts & Equipment - 0.32%			Transcept Pharmaceuticals Inc (a)	1,578	6
Accuride Corp (a)	1,887	22
			Trius Therapeutics Inc (a)	2,551	22
American Axle & Manufacturing Holdings Inc (a)	5,727	66
			United Therapeutics Corp (a)	159,462	9,150
Amerigon Inc (a)	8,914	150
Cooper Tire & Rubber Co	13,560	229		$ 44,201
Dana Holding Corp (a)	30,699	512	Building Materials - 1.20%
Dorman Products Inc (a)	4,354	155	Eagle Materials Inc	7,869	196
			Interline Brands Inc (a)	496,558	8,308
Douglas Dynamics Inc	3,995	61
Meritor Inc (a)	14,024	189	Quanex Building Products Corp	126,512	1,982
Tenneco Inc (a)	15,375	614	Simpson Manufacturing Co Inc	194,954	5,517
Titan International Inc	10,691	270	Trex Co Inc (a)	6,238	131
WABCO Holdings Inc (a)	33,469	2,110	USG Corp (a)	11,055	126
	$ 4,378			$ 16,260
Banks - 1.32%			Chemicals - 1.75%
Arrow Financial Corp	231	6	American Vanguard Corp	1,430	20
Bank of the Ozarks Inc	646	34	Balchem Corp	7,005	307
			Chemtura Corp (a)	12,910	227
Bridge Bancorp Inc	927	19	Codexis Inc (a)	9,838	89
Bryn Mawr Bank Corp	1,097	22
Cass Information Systems Inc	3,255	122	Hawkins Inc	3,435	118
Enterprise Financial Services Corp	873	12	HB Fuller Co	1,297	30
First Financial Bankshares Inc	3,513	113	Innophos Holdings Inc	5,654	273
			Innospec Inc (a)	5,515	177
Iberiabank Corp	106,423	5,425
Prosperity Bancshares Inc	20,400	847	KMG Chemicals Inc	1,998	33
Signature Bank/New York NY (a)	184,329	10,904	Kraton Performance Polymers Inc (a)	7,253	262
SVB Financial Group (a)	2,309	141	Kronos Worldwide Inc	85,700	2,653
			NewMarket Corp	2,348	385

See accompanying notes

233

Schedule of Investments
SmallCap Growth Fund I
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Chemicals (continued)			Commercial Services (continued)
Olin Corp	11,485 $	240	Providence Service Corp/The (a)	1,040 $	12
Omnova Solutions Inc (a)	17,302	117	Quad/Graphics Inc	910	31
PolyOne Corp	150,839	2,338	Rollins Inc	16,031	306
Quaker Chemical Corp	3,829	155	RPX Corp (a)	182,683	4,887
Rockwood Holdings Inc (a)	124,599	7,534	SFN Group Inc (a)	2,674	37
Solutia Inc (a)	325,973	6,989	Sotheby's	235,524	9,974
TPC Group Inc (a)	3,389	136	Standard Parking Corp (a)	6,007	100
Westlake Chemical Corp	32,100	1,661	Steiner Leisure Ltd (a)	3,821	186
	$ 23,744		Strayer Education Inc	3,064	373
Coal - 0.04%			SuccessFactors Inc (a)	350,851	9,473
Cloud Peak Energy Inc (a)	4,965	111	Team Health Holdings Inc (a)	6,734	148
Hallador Energy Co	1,543	16	Team Inc (a)	7,700	206
Patriot Coal Corp (a)	21,697	410	TeleTech Holdings Inc (a)	6,893	136
Westmoreland Coal Co (a)	1,059	16	TMS International Corp (a)	2,095	26
	$ 553		TNS Inc (a)	9,971	169
Commercial Services - 7.43%			Transcend Services Inc (a)	3,465	101
ABM Industries Inc	5,886	132	TrueBlue Inc (a)	538,694	8,086
Acacia Research - Acacia Technologies (a)	10,868	466	United Rentals Inc (a)	262,500	6,040
Accretive Health Inc (a)	9,870	296	Valassis Communications Inc (a)	10,730	288
Advance America Cash Advance Centers Inc	2,786	20	Viad Corp	1,033	21
Advisory Board Co/The (a)	3,536	189	Wright Express Corp (a)	8,615	424
American Public Education Inc (a)	37,632	1,715		$ 100,795
American Reprographics Co (a)	2,137	15	Computers - 2.52%
AMN Healthcare Services Inc (a)	7,219	58	3D Systems Corp (a)	10,814	232
Arbitron Inc	40,813	1,597	CACI International Inc (a)	786	46
Ascent Capital Group Inc (a)	124,637	5,996	Cadence Design Systems Inc (a)	376,900	3,893
AVEO Pharmaceuticals Inc (a)	149,257	2,853	Computer Task Group Inc (a)	3,820	49
Avis Budget Group Inc (a)	27,089	409	Dot Hill Systems Corp (a)	5,146	12
Bridgepoint Education Inc (a)	4,544	112	Electronics for Imaging Inc (a)	1,292	22
Capella Education Co (a)	4,028	172	Fortinet Inc (a)	122,998	2,499
Cardtronics Inc (a)	11,089	255	iGate Corp	8,189	123
Career Education Corp (a)	75,800	1,720	Jack Henry & Associates Inc	22,850	662
Cenveo Inc (a)	11,720	68	Keyw Holding Corp/The (a)	429,164	4,789
Chemed Corp	5,373	327	LivePerson Inc (a)	13,941	172
Consolidated Graphics Inc (a)	2,280	118	Magma Design Automation Inc (a)	17,675	132
Corporate Executive Board Co	8,748	356	Manhattan Associates Inc (a)	5,691	212
Corvel Corp (a)	2,668	123	Mentor Graphics Corp (a)	9,536	109
CoStar Group Inc (a)	148,510	8,726	Mercury Computer Systems Inc (a)	281,661	4,729
CRA International Inc (a)	722	19	MICROS Systems Inc (a)	121,737	5,961
Deluxe Corp	13,066	308	MTS Systems Corp	3,480	137
Dollar Financial Corp (a)	10,893	235	NCI Inc (a)	467	10
Education Management Corp (a)	79,800	1,780	Netscout Systems Inc (a)	9,616	147
Electro Rent Corp	3,074	50	Radiant Systems Inc (a)	182,605	5,148
ExamWorks Group Inc (a)	6,673	146	RealD Inc (a)	262,884	4,069
ExlService Holdings Inc (a)	6,478	151	Silicon Graphics International Corp (a)	6,911	99
Forrester Research Inc	3,895	123	STEC Inc (a)	9,165	93
Genpact Ltd (a)	489,673	8,080	Stratasys Inc (a)	4,713	120
Global Payments Inc	91,019	4,315	SYKES Enterprises Inc (a)	1,711	33
Hackett Group Inc/The (a)	6,831	30	Synaptics Inc (a)	9,288	228
Healthcare Services Group Inc	17,127	269	Syntel Inc	3,965	218
Heartland Payment Systems Inc	8,597	181	Unisys Corp (a)	7,175	149
Hillenbrand Inc	13,689	300	Virtusa Corp (a)	5,980	118
HMS Holdings Corp (a)	121,827	9,210		$ 34,211
Huron Consulting Group Inc (a)	5,384	174	Consumer Products - 0.02%
ICF International Inc (a)	2,774	65	American Greetings Corp	892	20
Insperity Inc	5,911	173	AT Cross Co (a)	3,511	52
Intersections Inc	3,684	72	Oil-Dri Corp of America	346	7
K12 Inc (a)	177,051	5,680	WD-40 Co	4,245	186
Kenexa Corp (a)	46,092	1,179		$ 265
Kforce Inc (a)	11,638	160	Cosmetics & Personal Care - 0.15%
Korn/Ferry International (a)	991	21	Elizabeth Arden Inc (a)	59,489	1,917
Landauer Inc	2,273	128	Inter Parfums Inc	6,441	129
MAXIMUS Inc	9,185	355		$ 2,046
Medifast Inc (a)	5,231	101	Distribution & Wholesale - 0.62%
MoneyGram International Inc (a)	30,208	101	Beacon Roofing Supply Inc (a)	11,862	254
Monro Muffler Brake Inc	7,753	277	Brightpoint Inc (a)	11,761	107
Multi-Color Corp	186	5	Core-Mark Holding Co Inc (a)	553	21
National Research Corp	625	23	Houston Wire & Cable Co	6,775	108
On Assignment Inc (a)	1,699	17	LKQ Corp (a)	264,783	6,506
Parexel International Corp (a)	13,145	270	MWI Veterinary Supply Inc (a)	3,170	282
PRGX Global Inc (a)	7,725	50	Owens & Minor Inc	13,108	400

See accompanying notes

234

Schedule of Investments
SmallCap Growth Fund I
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Distribution & Wholesale (continued)			Electronics (continued)
Pool Corp	12,251 $	328	Woodward Inc	15,867 $	547
Titan Machinery Inc (a)	1,988	52	Zagg Inc (a)	68,406	1,050
United Stationers Inc	946	30	Zygo Corp (a)	981	12
Watsco Inc	6,273	371		$ 15,924
	$ 8,459		Energy - Alternate Sources - 0.02%
Diversified Financial Services - 1.54%			Amyris Inc (a)	3,851	89
Affiliated Managers Group Inc (a)	62,514	6,522	Clean Energy Fuels Corp (a)	12,626	202
Artio Global Investors Inc	11,408	125	FutureFuel Corp	2,643	33
BGC Partners Inc	18,647	153		$ 324
Cohen & Steers Inc	3,289	130	Engineering & Construction - 0.44%
Credit Acceptance Corp (a)	1,648	131	Argan Inc (a)	372	4
Duff & Phelps Corp	12,128	138	Chicago Bridge & Iron Co NV	126,100	5,202
Encore Capital Group Inc (a)	6,464	177	Dycom Industries Inc (a)	2,325	40
Evercore Partners Inc - Class A	4,851	138	Exponent Inc (a)	3,615	151
Financial Engines Inc (a)	9,600	228	MasTec Inc (a)	14,389	300
Greenhill & Co Inc	56,149	2,473	Mistras Group Inc (a)	5,588	95
Higher One Holdings Inc (a)	6,681	133	MYR Group Inc/Delaware (a)	7,477	182
KBW Inc	132,271	2,262		$ 5,974
MarketAxess Holdings Inc	6,942	181	Entertainment - 0.82%
Netspend Holdings Inc (a)	11,917	94	Churchill Downs Inc	1,316	58
optionsXpress Holdings Inc	10,662	161	Cinemark Holdings Inc	18,406	359
Portfolio Recovery Associates Inc (a)	4,287	347	National CineMedia Inc	672,912	9,912
Pzena Investment Management Inc	3,248	19	Shuffle Master Inc (a)	17,290	161
Stifel Financial Corp (a)	182,748	6,937	Six Flags Entertainment Corp	9,102	320
Virtus Investment Partners Inc (a)	1,767	139	Vail Resorts Inc	7,130	326
Westwood Holdings Group Inc	2,466	93		$ 11,136
World Acceptance Corp (a)	3,906	249
			Environmental Control - 0.76%
	$ 20,830		Calgon Carbon Corp (a)	9,815	146
Electric - 0.01%			Clean Harbors Inc (a)	12,088	638
Ameresco Inc (a)	6,986	94	Darling International Inc (a)	29,188	493
Otter Tail Corp	894	19	EnergySolutions Inc	6,881	35
	$ 113		Fuel Tech Inc (a)	6,923	44
Electrical Components & Equipment - 0.66%			Metalico Inc (a)	9,173	50
Acuity Brands Inc	11,174	544	Mine Safety Appliances Co	6,900	235
AMETEK Inc	139,309	5,921	Tetra Tech Inc (a)	5,006	110
Belden Inc	10,330	381	TRC Cos Inc (a)	7,010	39
Coleman Cable Inc (a)	3,353	44	Waste Connections Inc	265,727	8,567
EnerSys (a)	3,796	121		$ 10,357
Generac Holdings Inc (a)	3,638	67	Food - 0.47%
Graham Corp	3,891	77	Arden Group Inc	528	47
Littelfuse Inc	5,419	277	B&G Foods Inc	6,663	125
Power-One Inc (a)	17,771	128	Cal-Maine Foods Inc	432	15
Universal Display Corp (a)	43,045	1,287	Chefs' Warehouse Holdings Inc (a)	212,623	3,774
Valence Technology Inc (a)	12,836	16	Diamond Foods Inc	5,528	396
Vicor Corp	7,387	104	Fresh Market Inc/The (a)	7,015	249
	$ 8,967		Hain Celestial Group Inc (a)	3,483	113
Electronics - 1.17%			J&J Snack Foods Corp	3,588	185
American Science & Engineering Inc	63,056	5,116	Lancaster Colony Corp	4,895	294
Analogic Corp	2,208	119	Ruddick Corp	5,793	243
Brady Corp	1,595	47	Smart Balance Inc (a)	11,258	53
Coherent Inc (a)	3,907	188	Tootsie Roll Industries Inc	5,552	156
Daktronics Inc	2,510	25	TreeHouse Foods Inc (a)	5,251	271
DDi Corp	2,166	18	United Natural Foods Inc (a)	12,144	507
Electro Scientific Industries Inc (a)	1,120	22		$ 6,428
FARO Technologies Inc (a)	4,246	173	Forest Products & Paper - 0.02%
FEI Co (a)	9,695	320	Deltic Timber Corp	2,670	139
II-VI Inc (a)	13,148	329	Neenah Paper Inc	3,038	61
Kemet Corp (a)	902	11
LeCroy Corp (a)	6,485	66		$ 200
Measurement Specialties Inc (a)	3,877	127	Gas - 0.01%
Multi-Fineline Electronix Inc (a)	607	12	South Jersey Industries Inc	2,148	109
National Instruments Corp	46,550	1,203	Hand & Machine Tools - 0.52%
Newport Corp (a)	4,715	73
OSI Systems Inc (a)	32,552	1,344	Franklin Electric Co Inc	5,612	245
Plexus Corp (a)	9,232	272	Lincoln Electric Holdings Inc	199,784	6,837
				$ 7,082
Pulse Electronics Corp	16,675	70	Healthcare - Products - 8.28%
Rofin-Sinar Technologies Inc (a)	5,358	168
			Abaxis Inc (a)	5,688	135
Sensata Technologies Holding NV (a)	126,261	4,480
			ABIOMED Inc (a)	62,692	1,035
TTM Technologies Inc (a)	4,937	68
			Accuray Inc (a)	14,841	102
Viasystems Group Inc (a)	1,321	30
			Align Technology Inc (a)	15,490	341
Watts Water Technologies Inc	1,025	34
See accompanying notes			235

Schedule of Investments
SmallCap Growth Fund I
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products (continued)			Healthcare - Services (continued)
ArthroCare Corp (a)	6,899 $	228	Centene Corp (a)	197,385 $	6,476
AtriCure Inc (a)	5,555	68	Continucare Corp (a)	9,519	60
Atrion Corp	600	119	Covance Inc (a)	329,419	18,859
Bacterin International Holdings Inc (a)	8,825	21	Emeritus Corp (a)	7,537	148
Biolase Technology Inc (a)	2,598	9	Ensign Group Inc/The	4,023	114
BioMimetic Therapeutics Inc (a)	7,973	31	Healthspring Inc (a)	258,959	10,628
Caliper Life Sciences Inc (a)	18,845	154	IPC The Hospitalist Co Inc (a)	123,427	5,583
CardioNet Inc (a)	2,682	13	LHC Group Inc (a)	536	12
Cardiovascular Systems Inc (a)	5,247	78	Metropolitan Health Networks Inc (a)	16,475	93
Cepheid Inc (a)	188,039	7,100	Molina Healthcare Inc (a)	6,693	152
Chindex International Inc (a)	2,105	24	RadNet Inc (a)	12,222	46
Columbia Laboratories Inc (a)	23,444	67	Select Medical Holdings Corp (a)	3,980	31
Conceptus Inc (a)	11,826	135	Sunrise Senior Living Inc (a)	16,981	150
Cooper Cos Inc/The	52,000	3,977	US Physical Therapy Inc	4,668	112
CryoLife Inc (a)	837	5	Vanguard Health Systems Inc (a)	352,415	6,111
Cyberonics Inc (a)	7,161	194	WellCare Health Plans Inc (a)	10,752	472
DexCom Inc (a)	336,103	4,766		$ 50,811
Endologix Inc (a)	100,200	910	Holding Companies - Diversified - 0.01%
Exactech Inc (a)	2,206	38	Primoris Services Corp	9,218	112
Genomic Health Inc (a)	6,724	180
Gen-Probe Inc (a)	238,082	14,415	Home Furnishings - 2.34%
Haemonetics Corp (a)	6,487	425	DTS Inc/CA (a)	4,646	161
Hanger Orthopedic Group Inc (a)	44,242	930	Ethan Allen Interiors Inc	3,406	63
HeartWare International Inc (a)	2,665	177	Harman International Industries Inc	243,927	10,147
Henry Schein Inc (a)	197,845	13,149	Select Comfort Corp (a)	530,435	8,922
Hill-Rom Holdings Inc	57,800	2,155	Skullcandy Inc (a)	129,726	2,501
ICU Medical Inc (a)	1,026	44	Tempur-Pedic International Inc (a)	133,417	9,607
IDEXX Laboratories Inc (a)	82,659	6,856	TiVo Inc (a)	31,585	297
Immucor Inc (a)	14,371	381	Universal Electronics Inc (a)	2,324	55
Insulet Corp (a)	10,730	211		$ 31,753
Integra LifeSciences Holdings Corp (a)	5,168	233	Housewares - 0.01%
Invacare Corp	663	20	Libbey Inc (a)	7,844	121
IRIS International Inc (a)	5,020	52
Kensey Nash Corp (a)	3,419	90	Insurance - 0.01%
Luminex Corp (a)	9,547	194	Amtrust Financial Services Inc	1,210	28
MAKO Surgical Corp (a)	62,143	1,790	Crawford & Co	10,332	74
Masimo Corp	318,031	8,835		$ 102
Medical Action Industries Inc (a)	2,831	22
			Internet - 3.47%
Medtox Scientific Inc	2,995	47	AboveNet Inc	5,880	358
Merge Healthcare Inc (a)	19,555	99	Ancestry.com Inc (a)	59,381	2,114
Meridian Bioscience Inc	10,358	224	Blue Coat Systems Inc (a)	6,417	129
Merit Medical Systems Inc (a)	118,532	1,857	Blue Nile Inc (a)	3,266	138
Natus Medical Inc (a)	5,955	69	Boingo Wireless Inc (a)	1,700	15
Neoprobe Corp (a)	35,130	101	BroadSoft Inc (a)	5,805	170
NuVasive Inc (a)	8,663	248	Cogent Communications Group Inc (a)	11,647	176
NxStage Medical Inc (a)	277,748	5,110	comScore Inc (a)	24,100	526
OraSure Technologies Inc (a)	18,715	172	Constant Contact Inc (a)	6,573	124
Orthofix International NV (a)	4,409	186	DealerTrack Holdings Inc (a)	361,611	8,386
PSS World Medical Inc (a)	285,550	6,833	Dice Holdings Inc (a)	12,471	172
Quidel Corp (a)	11,268	169	eResearchTechnology Inc (a)	10,015	64
Rockwell Medical Technologies Inc (a)	6,430	69	Global Sources Ltd (a)	7,275	67
Sirona Dental Systems Inc (a)	133,580	6,756	GSI Commerce Inc - Escrow Shares (a),(b),(c)	15,111	5
SonoSite Inc (a)	3,324	109	HealthStream Inc (a)	6,073	82
Spectranetics Corp (a)	12,178	84	Infospace Inc (a)	1,856	18
STAAR Surgical Co (a)	12,556	57	Internap Network Services Corp (a)	18,037	112
STERIS Corp	13,209	462	IntraLinks Holdings Inc (a)	321,035	4,905
Symmetry Medical Inc (a)	3,611	35
Synergetics USA Inc (a)	8,798	46	j2 Global Communications Inc	12,171	325
(a)			Keynote Systems Inc	19,916	477
Synovis Life Technologies Inc	4,457	74	Liquidity Services Inc (a)	7,430	180
Uroplasty Inc (a)	7,135	49	LoopNet Inc (a)	7,035	129
Volcano Corp (a)	393,341	12,355
			NIC Inc	16,472	210
West Pharmaceutical Services Inc	4,528	199	OpenTable Inc (a)	74,526	5,281
Young Innovations Inc	756	22	Pandora Media Inc (a)	121,497	1,833
Zoll Medical Corp (a)	102,766	7,159	Perficient Inc (a)	6,747	68
	$ 112,300		QuinStreet Inc (a)	1,314	16
Healthcare - Services - 3.75%			Responsys Inc (a)	3,748	55
Air Methods Corp (a)	2,796	196	S1 Corp (a)	2,955	28
Alliance HealthCare Services Inc (a)	10,650	38	Saba Software Inc (a)	10,603	82
AMERIGROUP Corp (a)	25,000	1,375	Sapient Corp (a)	23,854	332
Bio-Reference Labs Inc (a)	6,205	124	Shutterfly Inc (a)	187,792	10,216
Capital Senior Living Corp (a)	3,529	31	Sourcefire Inc (a)	6,343	156

See accompanying notes

236

Schedule of Investments
SmallCap Growth Fund I
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet (continued)			Mining (continued)
SPS Commerce Inc (a)	3,331 $	61	Coeur d'Alene Mines Corp (a)	2,185 $	60
Stamps.com Inc	3,756	63	Globe Specialty Metals Inc	16,419	379
TeleCommunication Systems Inc (a)	6,734	34	Gold Resource Corp	7,400	184
TIBCO Software Inc (a)	264,629	6,891	Hecla Mining Co (a)	72,738	565
Travelzoo Inc (a)	17,169	907	Horsehead Holding Corp (a)	982	11
ValueClick Inc (a)	68,526	1,237	Midway Gold Corp (a)	32,030	76
VASCO Data Security International Inc (a)	10,690	104	Noranda Aluminum Holding Corp (a)	8,987	125
VirnetX Holding Corp (a)	10,774	328	Paramount Gold and Silver Corp (a)	46,950	141
Vocus Inc (a)	4,536	130	Revett Minerals Inc (a)	5,470	25
Websense Inc (a)	10,423	236	Stillwater Mining Co (a)	26,842	411
Zix Corp (a)	26,262	101	United States Lime & Minerals Inc (a)	205	8
	$ 47,041		Ur-Energy Inc (a)	33,975	57
Leisure Products & Services - 0.75%			US Gold Corp (a)	24,420	155
Brunswick Corp/DE	19,860	434	Vista Gold Corp (a)	4,470	14
Interval Leisure Group Inc (a)	10,228	131		$ 4,101
Life Time Fitness Inc (a)	163,171	6,814	Miscellaneous Manufacturing - 2.71%
Polaris Industries Inc	23,256	2,757	Actuant Corp	618,197	15,276
Town Sports International Holdings Inc (a)	3,461	32	AO Smith Corp	20,500	850
	$ 10,168		AZZ Inc	3,236	162
Lodging - 0.79%			Blount International Inc (a)	12,380	206
Ameristar Casinos Inc	8,066	179	Brink's Co/The	10,430	311
Gaylord Entertainment Co (a)	161,990	4,753	CLARCOR Inc	12,358	544
Orient-Express Hotels Ltd (a)	588,696	5,822	Colfax Corp (a)	6,342	172
	$ 10,754		EnPro Industries Inc (a)	3,562	165
Machinery - Diversified - 3.12%			ESCO Technologies Inc	2,714	94
Albany International Corp	1,958	52	Fabrinet (a)	5,245	81
Altra Holdings Inc (a)	6,934	154	GP Strategies Corp (a)	1,621	21
Applied Industrial Technologies Inc	10,933	349	Hexcel Corp (a)	631,728	15,123
Cascade Corp	190	9	John Bean Technologies Corp	7,200	127
Chart Industries Inc (a)	60,051	3,187	Koppers Holdings Inc	5,272	195
Cognex Corp	70,596	2,397	LSB Industries Inc (a)	4,784	190
Columbus McKinnon Corp/NY (a)	6,096	100	Matthews International Corp	4,494	163
DXP Enterprises Inc (a)	3,482	95	Myers Industries Inc	939	11
Global Power Equipment Group Inc (a)	3,140	82	NL Industries Inc	2,499	45
Gorman-Rupp Co/The	3,812	124	Park-Ohio Holdings Corp (a)	3,341	63
Graco Inc	149,221	6,555	Polypore International Inc (a)	33,700	2,292
IDEX Corp	401,085	16,637	Raven Industries Inc	3,948	209
iRobot Corp (a)	5,946	208	Standex International Corp	834	27
Kadant Inc (a)	1,205	32	Sturm Ruger & Co Inc	7,406	202
Lindsay Corp	55,701	3,526	Trimas Corp (a)	6,493	156
Middleby Corp (a)	70,670	5,970		$ 36,685
Robbins & Myers Inc	48,600	2,344	Office Furnishings - 0.57%
Sauer-Danfoss Inc (a)	2,880	137	Herman Miller Inc	14,782	340
Tennant Co	4,727	202	HNI Corp	9,978	209
Twin Disc Inc	3,346	127	Interface Inc	435,769	6,981
	$ 42,287		Knoll Inc	12,344	225
Media - 0.99%			Steelcase Inc	3,414	34
Belo Corp	10,804	75		$ 7,789
Cumulus Media Inc (a)	1,890	7	Oil & Gas - 3.02%
DG FastChannel Inc (a)	5,701	161	Alon USA Energy Inc	3,416	41
Factset Research Systems Inc	40,720	3,750	Apco Oil and Gas International Inc	2,325	205
Global Traffic Network Inc (a)	5,726	67	Approach Resources Inc (a)	6,359	165
Knology Inc (a)	676,986	9,295	ATP Oil & Gas Corp (a)	9,721	141
Sinclair Broadcast Group Inc	1,264	13	Berry Petroleum Co	13,129	753
	$ 13,368		Bill Barrett Corp (a)	18,718	932
Metal Fabrication & Hardware - 1.44%			Brigham Exploration Co (a)	99,441	3,162
CIRCOR International Inc	4,294	186	Cabot Oil & Gas Corp	109,016	8,076
Furmanite Corp (a)	14,614	114	Callon Petroleum Co (a)	14,540	101
Haynes International Inc	16,343	1,024	Carrizo Oil & Gas Inc (a)	9,918	381
Mueller Industries Inc	1,929	72	Cheniere Energy Inc (a)	17,668	182
NN Inc (a)	6,645	78	Clayton Williams Energy Inc (a)	2,332	155
RBC Bearings Inc (a)	163,744	6,218	Contango Oil & Gas Co (a)	3,073	194
RTI International Metals Inc (a)	25,600	821	CVR Energy Inc (a)	22,110	594
Sun Hydraulics Corp	5,172	147	Energy XXI Bermuda Ltd (a)	19,184	629
Valmont Industries Inc	109,810	10,690	FX Energy Inc (a)	11,669	112
Worthington Industries Inc	9,330	196	Georesources Inc (a)	3,094	79
	$ 19,546		Gulfport Energy Corp (a)	9,797	357
Mining - 0.30%			Hyperdynamics Corp (a)	33,968	180
Allied Nevada Gold Corp (a)	45,244	1,724	Kodiak Oil & Gas Corp (a)	39,126	266
			Magnum Hunter Resources Corp (a)	24,317	175
AMCOL International Corp	5,434	166	McMoRan Exploration Co (a)	21,910	369

See accompanying notes

237

Schedule of Investments
SmallCap Growth Fund I
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			Pharmaceuticals (continued)
Northern Oil and Gas Inc (a)	14,083 $	312	Medivation Inc (a)	8,260 $	175
Oasis Petroleum Inc (a)	211,469	6,246	Nature's Sunshine Products Inc (a)	4,417	74
Patterson-UTI Energy Inc	22,000	716	Nektar Therapeutics (a)	17,759	114
Petroquest Energy Inc (a)	4,563	37	Neogen Corp (a)	5,855	242
Pioneer Drilling Co (a)	63,773	1,037	Neurocrine Biosciences Inc (a)	14,168	110
Resolute Energy Corp (a)	370,828	6,041	Obagi Medical Products Inc (a)	7,429	77
Rex Energy Corp (a)	11,968	132	Omega Protein Corp (a)	760	9
Rosetta Resources Inc (a)	34,766	1,800	Onyx Pharmaceuticals Inc (a)	16,005	528
SM Energy Co	85,140	6,415	Optimer Pharmaceuticals Inc (a)	344,876	3,649
Stone Energy Corp (a)	12,342	401	Orexigen Therapeutics Inc (a)	11,570	19
Vaalco Energy Inc (a)	2,684	18	Osiris Therapeutics Inc (a)	6,144	44
W&T Offshore Inc	8,777	238	Pacira Pharmaceuticals Inc/DE (a)	1,961	20
Warren Resources Inc (a)	4,777	19	Pain Therapeutics Inc (a)	13,564	65
Western Refining Inc (a)	12,477	255	Par Pharmaceutical Cos Inc (a)	6,190	201
	$ 40,916		Pernix Therapeutics Holdings (a)	1,318	11
Oil & Gas Services - 3.25%			Pharmacyclics Inc (a)	159,642	1,997
Basic Energy Services Inc (a)	42,208	1,368	Pharmasset Inc (a)	33,560	4,074
Complete Production Services Inc (a)	281,860	10,959	POZEN Inc (a)	10,214	45
Dril-Quip Inc (a)	160,498	11,316	Progenics Pharmaceuticals Inc (a)	8,706	48
Flotek Industries Inc (a)	19,750	186	Questcor Pharmaceuticals Inc (a)	13,345	414
Global Geophysical Services Inc (a)	7,164	122	Raptor Pharmaceutical Corp (a)	13,043	74
Gulf Island Fabrication Inc	827	29	Rigel Pharmaceuticals Inc (a)	13,219	115
ION Geophysical Corp (a)	300,666	3,048	Salix Pharmaceuticals Ltd (a)	14,753	572
Key Energy Services Inc (a)	28,155	549	Schiff Nutrition International Inc	1,402	16
Lufkin Industries Inc	7,672	625	Sciclone Pharmaceuticals Inc (a)	13,526	87
Matrix Service Co (a)	1,589	22	SIGA Technologies Inc (a)	13,785	105
Mitcham Industries Inc (a)	2,148	39	Spectrum Pharmaceuticals Inc (a)	12,806	136
Newpark Resources Inc (a)	2,241	21	Sucampo Pharmaceuticals Inc (a)	5,083	20
Oceaneering International Inc	259,098	11,193	SXC Health Solutions Corp (a)	330,207	20,846
OYO Geospace Corp (a)	1,716	174	Synta Pharmaceuticals Corp (a)	9,210	43
Targa Resources Corp	3,587	121	Targacept Inc (a)	6,821	139
Tesco Corp (a)	6,235	133	Theravance Inc (a)	14,546	311
Thermon Group Holdings Inc (a)	296,626	4,153	USANA Health Sciences Inc (a)	2,727	75
	$ 44,058		Vanda Pharmaceuticals Inc (a)	10,588	76
Packaging & Containers - 0.02%			Vivus Inc (a)	19,744	162
AEP Industries Inc (a)	1,897	52		$ 54,582
Graham Packaging Co Inc (a)	715	18	Pipelines - 0.02%
Graphic Packaging Holding Co (a)	36,396	180	Crosstex Energy Inc	14,340	209
	$ 250
Pharmaceuticals - 4.03%			Real Estate - 0.01%
Achillion Pharmaceuticals Inc (a)	15,968	118	HFF Inc (a)	11,482	173
Acura Pharmaceuticals Inc (a)	4,255	13
Akorn Inc (a)	21,393	148	REITS - 0.42%
Alkermes Inc (a)	24,087	415	Alexander's Inc	512	205
Allos Therapeutics Inc (a)	29,964	56	American Assets Trust Inc	7,707	169
Amicus Therapeutics Inc (a)	6,322	44	American Campus Communities Inc	7,518	280
Ampio Pharmaceuticals Inc (a)	7,945	50	CBL & Associates Properties Inc	11,718	208
Anthera Pharmaceuticals Inc (a)	6,846	55	DuPont Fabros Technology Inc	4,999	127
Ardea Biosciences Inc (a)	86,380	2,021	EastGroup Properties Inc	3,142	140
Array BioPharma Inc (a)	22,297	47	Equity Lifestyle Properties Inc	4,416	288
Auxilium Pharmaceuticals Inc (a)	11,802	221	Extra Space Storage Inc	9,126	194
AVI BioPharma Inc (a)	51,257	75	Getty Realty Corp	4,780	111
BioScrip Inc (a)	12,366	89	Gladstone Commercial Corp	1,562	27
Biospecifics Technologies Corp (a)	1,983	43	Glimcher Realty Trust	21,771	214
Catalyst Health Solutions Inc (a)	84,800	5,557	Highwoods Properties Inc	13,645	470
Corcept Therapeutics Inc (a)	16,242	58	Home Properties Inc	9,890	648
Depomed Inc (a)	21,230	161	Investors Real Estate Trust	6,145	50
Durect Corp (a)	33,642	69	Kilroy Realty Corp	7,202	278
Dusa Pharmaceuticals Inc (a)	9,794	50	LTC Properties Inc	2,051	56
Dyax Corp (a)	32,406	53	Mid-America Apartment Communities Inc	9,290	658
Hi-Tech Pharmacal Co Inc (a)	1,271	36	National Health Investors Inc	2,722	124
Impax Laboratories Inc (a)	222,992	4,723	Omega Healthcare Investors Inc	21,465	422
Infinity Pharmaceuticals Inc (a)	7,560	68	Potlatch Corp	4,954	165
Ironwood Pharmaceuticals Inc (a)	153,243	2,291	PS Business Parks Inc	1,433	81
Isis Pharmaceuticals Inc (a)	24,570	212	Tanger Factory Outlet Centers	20,321	558
ISTA Pharmaceuticals Inc (a)	10,256	51	Universal Health Realty Income Trust	2,512	104
Jazz Pharmaceuticals Inc (a)	5,632	228	Urstadt Biddle Properties Inc	1,145	20
Keryx Biopharmaceuticals Inc (a)	27,690	122	Washington Real Estate Investment Trust	4,256	136
Lannett Co Inc (a)	1,202	6		$ 5,733
MAP Pharmaceuticals Inc (a)	151,702	2,331	Retail - 8.45%
Medicis Pharmaceutical Corp	12,851	478	99 Cents Only Stores (a)	2,130	42

See accompanying notes

238

Schedule of Investments
SmallCap Growth Fund I
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Retail (continued)			Semiconductors (continued)
AerCap Holdings NV (a)	65,759 $	810	ATMI Inc (a)	794 $	15
Aeropostale Inc (a)	20,208	341	AXT Inc (a)	4,872	43
AFC Enterprises Inc (a)	9,793	151	Cabot Microelectronics Corp (a)	2,012	78
America's Car-Mart Inc (a)	1,808	61	Cavium Inc (a)	87,802	3,029
ANN Inc (a)	370,267	9,604	Ceva Inc (a)	6,246	189
Ascena Retail Group Inc (a)	15,973	516	Cirrus Logic Inc (a)	17,958	273
Biglari Holdings Inc (a)	50	18	Diodes Inc (a)	9,576	226
BJ's Restaurants Inc (a)	6,022	279	eMagin Corp (a)	6,861	31
Body Central Corp (a)	42,042	904	Entegris Inc (a)	501,500	4,298
Bravo Brio Restaurant Group Inc (a)	7,720	173	Entropic Communications Inc (a)	23,232	155
Buckle Inc/The	6,744	299	Fairchild Semiconductor International Inc (a)	395,021	5,929
Buffalo Wild Wings Inc (a)	4,586	291	GT Solar International Inc (a)	34,138	466
Cabela's Inc (a)	12,054	330	Hittite Microwave Corp (a)	74,027	4,144
Caribou Coffee Co Inc (a)	2,814	37	Integrated Device Technology Inc (a)	25,179	172
Carrols Restaurant Group Inc (a)	4,712	46	International Rectifier Corp (a)	209,426	5,380
Casey's General Stores Inc	9,467	426	IXYS Corp (a)	5,887	80
Cash America International Inc	2,375	133	Lattice Semiconductor Corp (a)	14,351	89
Cato Corp/The	7,033	196	LTX-Credence Corp (a)	10,546	76
CEC Entertainment Inc	4,935	191	Magnachip Semiconductor Corp (a),(b)	225,102	2,388
Cheesecake Factory Inc/The (a)	14,579	420	Mellanox Technologies Ltd (a)	79,892	2,784
Coinstar Inc (a)	7,973	390	Micrel Inc	13,538	137
Cost Plus Inc (a)	4,755	42	Microsemi Corp (a)	321,131	6,374
Cracker Barrel Old Country Store Inc	5,510	249	Mindspeed Technologies Inc (a)	7,290	50
Denny's Corp (a)	28,328	108	MIPS Technologies Inc (a)	14,892	107
Destination Maternity Corp	4,301	71	Monolithic Power Systems Inc (a)	9,221	124
Dick's Sporting Goods Inc (a)	171,799	6,357	Netlogic Microsystems Inc (a)	243,045	8,397
Dillard's Inc	26,500	1,491	Omnivision Technologies Inc (a)	85,703	2,506
DineEquity Inc (a)	3,934	205	Pericom Semiconductor Corp (a)	1,313	11
Domino's Pizza Inc (a)	5,888	158	Power Integrations Inc	6,296	223
DSW Inc	38,926	2,062	Rambus Inc (a)	26,626	370
Einstein Noah Restaurant Group Inc	1,671	26	Rubicon Technology Inc (a)	7,026	103
Express Inc	13,832	310	Semtech Corp (a)	17,693	412
Ezcorp Inc (a)	11,578	385	Silicon Image Inc (a)	24,810	142
Finish Line Inc/The	6,336	135	Teradyne Inc (a)	389,050	5,248
First Cash Financial Services Inc (a)	7,848	340	TriQuint Semiconductor Inc (a)	44,530	335
GameStop Corp (a)	309,830	7,306	Ultra Clean Holdings (a)	9,120	63
Genesco Inc (a)	919	48	Ultratech Inc (a)	58,738	1,548
GNC Holdings Inc (a)	4,988	126	Veeco Instruments Inc (a)	7,710	307
Hibbett Sports Inc (a)	29,543	1,159	Volterra Semiconductor Corp (a)	406,124	10,466
HSN Inc (a)	10,006	327		$ 71,395
JOS A Bank Clothiers Inc (a)	6,915	355	Software - 8.49%
Krispy Kreme Doughnuts Inc (a)	14,182	116	ACI Worldwide Inc (a)	8,845	320
Men's Wearhouse Inc	3,482	114	Actuate Corp (a)	20,091	122
MSC Industrial Direct Co	152,294	9,409	Advent Software Inc (a)	8,450	196
Nu Skin Enterprises Inc	13,669	513	American Software Inc/Georgia	8,430	72
Panera Bread Co (a)	47,653	5,495	ANSYS Inc (a)	76,096	3,851
Papa John's International Inc (a)	4,937	154	Aspen Technology Inc (a)	581,472	9,013
PetMed Express Inc	8,909	98	athenahealth Inc (a)	8,809	518
PF Chang's China Bistro Inc	5,518	182	Blackbaud Inc	11,779	299
Pier 1 Imports Inc (a)	13,301	146	Blackboard Inc (a)	7,813	340
Pricesmart Inc	4,438	260	Bottomline Technologies Inc (a)	8,762	204
Red Robin Gourmet Burgers Inc (a)	4,619	159	CommVault Systems Inc (a)	302,804	11,725
Rue21 Inc (a)	3,808	125	Computer Programs & Systems Inc	2,729	200
Ruth's Hospitality Group Inc (a)	2,351	14	Concur Technologies Inc (a)	87,567	3,979
Sonic Corp (a)	15,731	168	Convio Inc (a)	4,850	49
Systemax Inc (a)	243	4	CSG Systems International Inc (a)	6,658	118
Texas Roadhouse Inc	335,839	5,548	DemandTec Inc (a)	929,822	6,658
Tractor Supply Co	113,480	7,481	Digi International Inc (a)	1,573	23
Ulta Salon Cosmetics & Fragrance Inc (a)	173,721	10,949	Dynavox Inc (a)	2,925	19
Vera Bradley Inc (a)	41,858	1,518	Ebix Inc (a)	8,284	163
Vitamin Shoppe Inc (a)	165,210	7,197	EPIQ Systems Inc	790	10
World Fuel Services Corp	474,651	17,861	ePocrates Inc (a)	2,326	38
Zumiez Inc (a)	380,463	10,108	Fair Isaac Corp	5,979	178
	$ 114,537		inContact Inc (a)	12,926	61
Savings & Loans - 0.00%			Informatica Corp (a)	196,354	10,040
Westfield Financial Inc	2,895	23	Interactive Intelligence Group (a)	126,338	4,802
			JDA Software Group Inc (a)	3,032	85
Semiconductors - 5.27%			MedAssets Inc (a)	10,435	132
Aeroflex Holding Corp (a)	7,847	112	Medidata Solutions Inc (a)	5,190	106
Amtech Systems Inc (a)	3,552	64	MicroStrategy Inc (a)	2,114	337
Applied Micro Circuits Corp (a)	705,391	4,451	Monotype Imaging Holdings Inc (a)	9,465	130

See accompanying notes

239

Schedule of Investments
SmallCap Growth Fund I
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Software (continued)			Transportation (continued)
NetSuite Inc (a)	37,342 $	1,464	Heartland Express Inc	12,716 $	195
Omnicell Inc (a)	6,386	109	HUB Group Inc (a)	67,010	2,377
Opnet Technologies Inc	3,707	127	Kirby Corp (a)	140,268	8,180
Parametric Technology Corp (a)	26,567	552	Knight Transportation Inc	830,916	13,079
Pegasystems Inc	263,806	10,648	Old Dominion Freight Line Inc (a)	12,056	447
Progress Software Corp (a)	10,251	247	Pacer International Inc (a)	1,370	7
QLIK Technologies Inc (a)	242,295	7,344	Quality Distribution Inc (a)	1,780	20
Quality Systems Inc	4,894	447	Roadrunner Transportation Systems Inc (a)	333,243	5,142
Quest Software Inc (a)	7,401	141	Swift Transportation Co (a)	9,240	105
RealPage Inc (a)	6,620	159	UTI Worldwide Inc	448,923	7,259
Renaissance Learning Inc	1,784	23			$ 54,259
RightNow Technologies Inc (a)	535,380	18,171	Trucking & Leasing - 0.02%
Seachange International Inc (a)	5,112	49	Aircastle Ltd	2,318	26
SolarWinds Inc (a)	15,080	324	TAL International Group Inc	5,075	157
Synchronoss Technologies Inc (a)	86,977	2,544	Textainer Group Holdings Ltd	4,503	117
Take-Two Interactive Software Inc (a)	71,555	965			$ 300
Taleo Corp (a)	200,623	6,640	Water - 0.00%
Tyler Technologies Inc (a)	8,250	210	Pennichuck Corp	957	27
Ultimate Software Group Inc (a)	93,450	5,082
Velti PLC (a)	88,560	1,462
VeriFone Systems Inc (a)	113,563	4,471	TOTAL COMMON STOCKS		$ 1,280,638
Verint Systems Inc (a)	5,605	191		Maturity
				Amount
	$ 115,158		REPURCHASE AGREEMENTS - 5.74%	(000's)	Value (000's)
Telecommunications - 2.24%			Banks - 5.74%
8x8 Inc (a)	24,897	97	Investment in Joint Trading Account; Credit Suisse $	17,065	$ 17,064
ADTRAN Inc	259,316	8,581	Repurchase Agreement; 0.14% dated
Alaska Communications Systems Group Inc	3,627	26	07/29/11 maturing 08/01/11 (collateralized by
Anaren Inc (a)	663	13	US Treasury Strips; $17,406,105; 4.50% -
Anixter International Inc	3,260	204	9.00%; dated 11/15/18 - 08/15/39)
Aruba Networks Inc (a)	254,453	5,840
			Investment in Joint Trading Account; Deutsche	31,998	31,996
Atlantic Tele-Network Inc	864	33	Bank Repurchase Agreement; 0.18% dated
Calix Inc (a)	8,214	151
Cbeyond Inc (a)	11,197	126	07/29/11 maturing 08/01/11 (collateralized by
			Sovereign Agency Issues; $32,636,448;
CenturyLink Inc	2,956	110	0.00% - 5.92%; dated 01/03/12 - 01/15/37)
Cincinnati Bell Inc (a)	20,804	72
			Investment in Joint Trading Account; Merrill	18,051	18,050
Consolidated Communications Holdings Inc	8,262	149	Lynch Repurchase Agreement; 0.14% dated
DigitalGlobe Inc (a)	7,696	201	07/29/11 maturing 08/01/11 (collateralized by
EXFO Inc (a)	578,154	4,342
Extreme Networks (a)	9,229	31	Sovereign Agency Issues; $18,411,526;
Finisar Corp (a)	24,305	414	Investment 0.00%; in dated Joint 10/21/11 Trading Account; - 04/15/42) Morgan	10,666	10,667
General Communication Inc (a)	10,053	114
Global Crossing Ltd (a)	4,305	148	Stanley Repurchase Agreement; 0.16% dated
Globecomm Systems Inc (a)	6,279	88	07/29/11 maturing 08/01/11 (collateralized by
			Sovereign Agency Issues; $10,878,815;
HickoryTech Corp	5,284	56	0.88% - 5.30%; dated 05/01/13 - 04/26/19)
Hypercom Corp (a)	14,277	116
					$ 77,777
IDT Corp - Class B	5,049	122	TOTAL REPURCHASE AGREEMENTS		$ 77,777
InterDigital Inc	12,299	839	Total Investments		$ 1,358,415
Iridium Communications Inc (a)	2,033	17
Ixia (a)	15,477	155	Liabilities in Excess of Other Assets, Net - (0.18)%		$ (2,374)
LogMeIn Inc (a)	5,245	187	TOTAL NET ASSETS - 100.00%		$ 1,356,041
NeoPhotonics Corp (a)	2,444	18
Netgear Inc (a)	212,913	7,007
			(a) Non-Income Producing Security
NTELOS Holdings Corp	7,616	148	(b) Security is Illiquid
Numerex Corp (a)	3,778	27
Oplink Communications Inc (a)	2,858	48	(c)		Market value is determined in accordance with procedures established in
PAETEC Holding Corp (a)	35,573	157	good faith by the Board of Directors. At the end of the period, the value of
			these securities totaled $5 or 0.00% of net assets.
Plantronics Inc	3,368	115
Powerwave Technologies Inc (a)	67,812	147
RF Micro Devices Inc (a)	11,468	77
Shenandoah Telecommunications Co	9,527	151	Unrealized Appreciation (Depreciation)
ShoreTel Inc (a)	10,520	90	The net federal income tax unrealized appreciation (depreciation) and federal tax
TeleNav Inc (a)	6,117	61	cost of investments held as of the period end were as follows:
ViaSat Inc (a)	2,962	133
	$ 30,411		Unrealized Appreciation		$ 186,951
Transportation - 4.00%			Unrealized Depreciation		(57,887)
Atlas Air Worldwide Holdings Inc (a)	128,980	6,757	Net Unrealized Appreciation (Depreciation)		$ 129,064
CAI International Inc (a)	4,531	80	Cost for federal income tax purposes		$ 1,229,351
Forward Air Corp	7,580	236	All dollar amounts are shown in thousands (000's)
Genesee & Wyoming Inc (a)	180,631	9,942
Golar LNG Ltd	9,222	352
Gulfmark Offshore Inc (a)	1,661	81

See accompanying notes

240

Schedule of Investments
SmallCap Growth Fund I
July 31, 2011 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		27.45%
Industrial		16.59%
Technology		16.28%
Consumer, Cyclical		15.60%
Financial		9.04%
Communications		6.77%
Energy		6.35%
Basic Materials		2.07%
Utilities		0.02%
Diversified		0.01%
Liabilities in Excess of Other Assets, Net		(0.18)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2011	Long	955	$ 76,744	$ 75,970	$ (774)
					$ (774)

All dollar amounts are shown in thousands (000's)

See accompanying notes

241

Schedule of Investments
SmallCap Growth Fund II
July 31, 2011 (unaudited)

COMMON STOCKS - 94.70%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.70%			Banks (continued)
APAC Customer Services Inc (a)	2,106 $	18	Walker & Dunlop Inc (a)	70,053 $	906
Marchex Inc	47,415	411	Westamerica Bancorporation	558	26
Valuevision Media Inc (a)	135,908	1,018		$ 4,645
	$ 1,447		Beverages - 0.05%
Aerospace & Defense - 2.38%			Boston Beer Co Inc (a)	375	34
AAR Corp	685	20	Coca-Cola Bottling Co Consolidated	311	20
Aerovironment Inc (a)	708	20	Craft Brewers Alliance Inc (a)	239	2
Astronics Corp (a)	642	20	National Beverage Corp	799	12
Cubic Corp	479	23	Peet's Coffee & Tea Inc (a)	485	28
Esterline Technologies Corp (a)	25,608	1,956		$ 96
GenCorp Inc (a)	2,941	17	Biotechnology - 1.63%
HEICO Corp	1,847	97	3SBio Inc ADR(a)	31,832	513
Kaman Corp	643	23	Acorda Therapeutics Inc (a)	1,678	48
LMI Aerospace Inc (a)	11,431	263	Affymax Inc (a)	1,180	8
Moog Inc (a)	300	12	Alnylam Pharmaceuticals Inc (a)	2,509	24
National Presto Industries Inc	210	21	Ariad Pharmaceuticals Inc (a)	5,612	67
Teledyne Technologies Inc (a)	440	24	Arqule Inc (a)	3,639	20
Triumph Group Inc	44,492	2,396	Biosante Pharmaceuticals Inc (a)	98,336	290
	$ 4,892		Cell Therapeutics Inc (a)	10,087	14
Agriculture - 0.02%			Cleveland Biolabs Inc (a)	1,605	5
Tejon Ranch Co (a)	544	17	Cubist Pharmaceuticals Inc (a)	2,599	88
Vector Group Ltd	1,179	21	Emergent Biosolutions Inc (a)	1,053	22
	$ 38		Enzo Biochem Inc (a)	212	1
Airlines - 0.02%			Enzon Pharmaceuticals Inc (a)	167	2
Alaska Air Group Inc (a)	145	9	Exelixis Inc (a)	5,436	42
Allegiant Travel Co (a)	654	28	Geron Corp (a)	1,953	8
	$ 37		GTx Inc (a)	1,241	5
Apparel - 2.47%			Halozyme Therapeutics Inc (a)	3,557	25
Carter's Inc (a)	1,855	62	Immunogen Inc (a)	2,288	31
Columbia Sportswear Co	317	18	Incyte Corp (a)	59,367	1,035
CROCS Inc (a)	80,751	2,530	Inhibitex Inc (a)	3,179	13
G-III Apparel Group Ltd (a)	28,730	887	InterMune Inc (a)	964	32
Maidenform Brands Inc (a)	1,021	27	Lexicon Pharmaceuticals Inc (a)	4,034	7
Perry Ellis International Inc (a)	47	1	Medicines Co/The (a)	1,329	20
Steven Madden Ltd (a)	23,042	878	Momenta Pharmaceuticals Inc (a)	1,999	35
Timberland Co/The (a)	1,252	54	Novavax Inc (a)	4,527	8
True Religion Apparel Inc (a)	1,125	38	NPS Pharmaceuticals Inc (a)	85,016	821
Warnaco Group Inc/The (a)	9,373	499	Nymox Pharmaceutical Corp (a)	1,171	9
Wolverine World Wide Inc	2,141	81	PDL BioPharma Inc	4,901	30
		$ 5,075	PharmAthene Inc (a)	2,430	6
Automobile Manufacturers - 0.48%			Sangamo Biosciences Inc (a)	3,412	18
Force Protection Inc (a)	1,893	9	Seattle Genetics Inc (a)	4,183	71
Wabash National Corp (a)	130,433	979	Sequenom Inc (a)	2,928	21
			SuperGen Inc (a)	360	1
	$ 988		Transcept Pharmaceuticals Inc (a)	272	1
Automobile Parts & Equipment - 0.86%			Trius Therapeutics Inc (a)	437	4
Accuride Corp (a)	325	4
American Axle & Manufacturing Holdings Inc (a)	983	11		$ 3,345
Amerigon Inc (a)	1,530	26	Building Materials - 0.28%
			Broadwind Energy Inc (a)	123,904	163
Cooper Tire & Rubber Co	2,338	39
Dana Holding Corp (a)	5,269	88	Eagle Materials Inc	1,356	34
Dorman Products Inc (a)	745	27	Interline Brands Inc (a)	199	3
Douglas Dynamics Inc	688	10	LSI Industries Inc	40,200	334
Meritor Inc (a)	2,418	33	Trex Co Inc (a)	1,070	23
Tenneco Inc (a)	2,638	105	USG Corp (a)	1,905	22
Titan International Inc	33,517	847		$ 579
Westport Innovations Inc (a)	22,112	567	Chemicals - 1.52%
	$ 1,757		American Vanguard Corp	246	3
Banks - 2.26%			Balchem Corp	1,206	53
			Chemtura Corp (a)	2,225	39
Arrow Financial Corp	61	2	Codexis Inc (a)	1,688	15
Bank of the Ozarks Inc	21,415	1,112
Bridge Bancorp Inc	149	3	Hawkins Inc	592	20
Bryn Mawr Bank Corp	189	4	HB Fuller Co	244	6
Cass Information Systems Inc	556	21	Innophos Holdings Inc	970	47
			Innospec Inc (a)	946	30
Enterprise Financial Services Corp	149	2
First Financial Bankshares Inc	603	19	KMG Chemicals Inc	377	6
Signature Bank/New York NY (a)	28,474	1,685	Kraton Performance Polymers Inc (a)	42,380	1,530
SVB Financial Group (a)	398	24	NewMarket Corp	7,449	1,222
SY Bancorp Inc	128	3	Olin Corp	1,978	41
Texas Capital Bancshares Inc (a)	30,607	837	Omnova Solutions Inc (a)	2,955	20
Trustco Bank Corp NY	283	1	PolyOne Corp	3,027	47
			Quaker Chemical Corp	660	27

See accompanying notes

242

Schedule of Investments
SmallCap Growth Fund II
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Chemicals (continued)			Commercial Services (continued)
TPC Group Inc (a)	584 $	24	Team Health Holdings Inc (a)	1,155 $	25
	$ 3,130		Team Inc (a)	1,327	36
Coal - 0.05%			TeleTech Holdings Inc (a)	1,177	23
Cloud Peak Energy Inc (a)	856	19	TMS International Corp (a)	359	4
Hallador Energy Co	247	3	TNS Inc (a)	1,715	29
Patriot Coal Corp (a)	3,724	70	Transcend Services Inc (a)	19,152	556
Westmoreland Coal Co (a)	182	3	TrueBlue Inc (a)	1,999	30
	$ 95		Valassis Communications Inc (a)	1,850	50
Commercial Services - 3.98%			Viad Corp	195	4
ABM Industries Inc	1,010	23	Wright Express Corp (a)	1,479	73
Acacia Research - Acacia Technologies (a)	25,543	1,096		$ 8,181
Accretive Health Inc (a)	1,701	51	Computers - 3.04%
Advance America Cash Advance Centers Inc	438	3	3D Systems Corp (a)	95,782	2,050
Advisory Board Co/The (a)	605	32	CACI International Inc (a)	147	9
American Public Education Inc (a)	8,761	399	Ciber Inc (a)	73,001	367
American Reprographics Co (a)	366	3	Computer Task Group Inc (a)	33,846	436
AMN Healthcare Services Inc (a)	1,239	10	Dot Hill Systems Corp (a)	883	2
Arbitron Inc	1,170	46	Electronics for Imaging Inc (a)	222	4
AVEO Pharmaceuticals Inc (a)	1,132	22	Fortinet Inc (a)	77,760	1,580
Avis Budget Group Inc (a)	4,649	70	Fusion-io Inc (a)	5,710	169
Bridgepoint Education Inc (a)	780	19	iGate Corp	1,408	21
Capella Education Co (a)	690	30	Immersion Corp (a)	52,930	484
Cardtronics Inc (a)	30,378	698	Jack Henry & Associates Inc	3,921	114
Cenveo Inc (a)	2,011	12	LivePerson Inc (a)	2,392	29
Chemed Corp	922	56	Magma Design Automation Inc (a)	2,879	21
Consolidated Graphics Inc (a)	389	20	Manhattan Associates Inc (a)	9,177	342
Corinthian Colleges Inc (a)	36,792	153	Mentor Graphics Corp (a)	1,637	19
Corporate Executive Board Co	1,507	61	MTS Systems Corp	595	23
Corvel Corp (a)	453	21	NCI Inc (a)	81	2
CoStar Group Inc (a)	951	56	Netscout Systems Inc (a)	1,657	25
CRA International Inc (a)	136	4	Radiant Systems Inc (a)	1,539	43
Deluxe Corp	2,252	53	RealD Inc (a)	1,463	23
Dollar Financial Corp (a)	1,869	40	Silicon Graphics International Corp (a)	1,186	17
Electro Rent Corp	529	9	STEC Inc (a)	30,845	314
ExamWorks Group Inc (a)	1,150	25	Stratasys Inc (a)	808	21
ExlService Holdings Inc (a)	1,112	26	SYKES Enterprises Inc (a)	320	6
Forrester Research Inc	668	21	Synaptics Inc (a)	1,594	39
Hackett Group Inc/The (a)	1,291	6	Syntel Inc	683	38
Healthcare Services Group Inc	2,939	46	Unisys Corp (a)	1,231	26
Heartland Payment Systems Inc	1,475	31	Virtusa Corp (a)	1,030	20
Hillenbrand Inc	2,359	52		$ 6,244
HMS Holdings Corp (a)	1,225	93	Consumer Products - 0.02%
Huron Consulting Group Inc (a)	924	30	American Greetings Corp	166	4
ICF International Inc (a)	476	11	AT Cross Co (a)	602	9
Insperity Inc	1,014	30	Oil-Dri Corp of America	64	1
Intersections Inc	632	12	WD-40 Co	728	32
K12 Inc (a)	1,134	36		$ 46
Kenexa Corp (a)	980	25	Cosmetics & Personal Care - 0.21%
Kforce Inc (a)	2,005	28	Elizabeth Arden Inc (a)	854	27
Korn/Ferry International (a)	187	4	Inter Parfums Inc	20,606	413
Landauer Inc	389	22		$ 440
MAXIMUS Inc	1,576	61	Distribution & Wholesale - 3.16%
Medifast Inc (a)	892	17	Beacon Roofing Supply Inc (a)	2,035	43
MoneyGram International Inc (a)	5,206	17	Brightpoint Inc (a)	2,028	18
Monro Muffler Brake Inc	1,315	47	Core-Mark Holding Co Inc (a)	124	5
Multi-Color Corp	60	2	Houston Wire & Cable Co	1,165	19
National Research Corp	120	4	MWI Veterinary Supply Inc (a)	45,063	4,013
On Assignment Inc (a)	42,686	436	Owens & Minor Inc	2,249	69
Parexel International Corp (a)	59,759	1,227	Pool Corp	2,102	56
PDI Inc (a)	36,853	275	Titan Machinery Inc (a)	295	8
PRGX Global Inc (a)	1,331	9	United Stationers Inc	164	5
Providence Service Corp/The (a)	179	2	Watsco Inc	1,077	64
Quad/Graphics Inc	156	5	WESCO International Inc (a)	43,270	2,193
Rollins Inc	2,764	53		$ 6,493
RPX Corp (a)	651	17
SFN Group Inc (a)	503	7	Diversified Financial Services - 0.63%
			Artio Global Investors Inc	1,966	22
Sotheby's	2,948	125	BGC Partners Inc	3,214	26
Standard Parking Corp (a)	1,026	17
(a)			Cohen & Steers Inc	564	22
Steiner Leisure Ltd	655	32	Credit Acceptance Corp (a)	285	23
Strayer Education Inc	528	64	Duff & Phelps Corp	2,070	24
SuccessFactors Inc (a)	53,673	1,449

See accompanying notes

243

Schedule of Investments
SmallCap Growth Fund II
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Diversified Financial Services (continued)			Engineering & Construction - 0.07%
Encore Capital Group Inc (a)	17,614 $	481	Argan Inc (a)	120 $	1
Evercore Partners Inc - Class A	13,666	389	Dycom Industries Inc (a)	400	7
Financial Engines Inc (a)	1,647	39	Exponent Inc (a)	620	26
Higher One Holdings Inc (a)	1,151	23	MasTec Inc (a)	2,480	52
MarketAxess Holdings Inc	1,194	31	Mistras Group Inc (a)	954	16
Netspend Holdings Inc (a)	2,045	16	MYR Group Inc/Delaware (a)	1,288	31
optionsXpress Holdings Inc	1,829	28		$ 133
Portfolio Recovery Associates Inc (a)	735	59	Entertainment - 0.92%
Pzena Investment Management Inc	523	3	Bluegreen Corp (a)	127,679	329
Stifel Financial Corp (a)	805	31	Churchill Downs Inc	226	10
Virtus Investment Partners Inc (a)	304	24	Cinemark Holdings Inc	3,172	62
Westwood Holdings Group Inc	425	16	National CineMedia Inc	2,379	35
World Acceptance Corp (a)	673	43	Shuffle Master Inc (a)	143,871	1,341
	$ 1,300		Six Flags Entertainment Corp	1,568	55
Electric - 0.01%			Vail Resorts Inc	1,229	56
Ameresco Inc (a)	1,204	16		$ 1,888
Otter Tail Corp	145	3	Environmental Control - 0.15%
	$ 19		Calgon Carbon Corp (a)	1,692	25
Electrical Components & Equipment - 0.76%			Clean Harbors Inc (a)	2,052	108
Acuity Brands Inc	1,917	93	Darling International Inc (a)	5,030	85
Belden Inc	1,781	66	EnergySolutions Inc	1,186	6
Coleman Cable Inc (a)	539	7	Fuel Tech Inc (a)	1,188	7
EnerSys (a)	651	21	Metalico Inc (a)	1,581	9
Generac Holdings Inc (a)	627	12	Mine Safety Appliances Co	1,189	41
Graham Corp	670	13	Tetra Tech Inc (a)	863	19
Littelfuse Inc	929	47	TRC Cos Inc (a)	1,208	7
Orion Energy Systems Inc (a)	93,050	342		$ 307
Power-One Inc (a)	70,144	506	Food - 1.75%
PowerSecure International Inc (a)	28,817	197	Arden Group Inc	84	7
Satcon Technology Corp (a)	97,919	184	B&G Foods Inc	1,147	22
Universal Display Corp (a)	1,447	43	Cal-Maine Foods Inc	57	2
Valence Technology Inc (a)	2,203	3	Chefs' Warehouse Holdings Inc (a)	7,910	140
Vicor Corp	1,272	18	Diamond Foods Inc	32,519	2,328
	$ 1,552		Fresh Market Inc/The (a)	21,255	755
Electronics - 2.56%			Hain Celestial Group Inc (a)	600	19
American Science & Engineering Inc	387	31	J&J Snack Foods Corp	615	32
Analogic Corp	403	22	Lancaster Colony Corp	841	51
Brady Corp	275	8	Lifeway Foods Inc (a)	1,980	22
Coherent Inc (a)	674	32	Ruddick Corp	998	42
Daktronics Inc	474	5	Smart Balance Inc (a)	1,932	9
DDi Corp	360	3	Tootsie Roll Industries Inc	942	26
Electro Scientific Industries Inc (a)	182	3	TreeHouse Foods Inc (a)	901	47
FARO Technologies Inc (a)	62,345	2,541	United Natural Foods Inc (a)	2,084	87
FEI Co (a)	1,664	55		$ 3,589
II-VI Inc (a)	90,396	2,263	Forest Products & Paper - 0.59%
Kemet Corp (a)	154	2	Deltic Timber Corp	458	24
LeCroy Corp (a)	1,117	11	Neenah Paper Inc	491	10
Measurement Specialties Inc (a)	668	22	Schweitzer-Mauduit International Inc	21,055	1,181
Multi-Fineline Electronix Inc (a)	105	2		$ 1,215
Newport Corp (a)	809	13	Gas - 0.01%
OSI Systems Inc (a)	655	27	South Jersey Industries Inc	368	19
Plexus Corp (a)	1,584	47
Pulse Electronics Corp	2,862	12	Hand & Machine Tools - 0.19%
Rofin-Sinar Technologies Inc (a)	919	29	Franklin Electric Co Inc	963	42
TTM Technologies Inc (a)	848	12	Hardinge Inc	32,267	353
Viasystems Group Inc (a)	212	5		$ 395
Watts Water Technologies Inc	191	6	Healthcare - Products - 4.84%
Woodward Inc	2,693	93	Abaxis Inc (a)	976	23
Zagg Inc (a)	1,374	21	ABIOMED Inc (a)	1,305	22
Zygo Corp (a)	168	2	Accuray Inc (a)	60,933	421
	$ 5,267		Affymetrix Inc (a)	64,481	364
Energy - Alternate Sources - 0.72%			Align Technology Inc (a)	2,658	58
Amyris Inc (a)	663	15	ArthroCare Corp (a)	1,184	39
Clean Energy Fuels Corp (a)	2,167	35	AtriCure Inc (a)	957	12
FuelCell Energy Inc (a)	196,329	261	Atrion Corp	102	20
FutureFuel Corp	455	5	Bacterin International Holdings Inc (a)	1,521	4
Gevo Inc (a)	63,982	1,058	Biolase Technology Inc (a)	54,608	188
Headwaters Inc (a)	43,208	99	BioMimetic Therapeutics Inc (a)	1,181	5
	$ 1,473		Bruker BioSciences Corp (a)	23,458	404
			Caliper Life Sciences Inc (a)	89,497	729

See accompanying notes

244

Schedule of Investments
SmallCap Growth Fund II
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products (continued)			Healthcare - Services (continued)
CardioNet Inc (a)	436 $	2	LHC Group Inc (a)	55 $	1
Cardiovascular Systems Inc (a)	30,671	459	Metropolitan Health Networks Inc (a)	2,827	16
Cepheid Inc (a)	2,678	101	Molina Healthcare Inc (a)	59,905	1,357
Chindex International Inc (a)	394	5	RadNet Inc (a)	2,097	8
Columbia Laboratories Inc (a)	4,040	12	Select Medical Holdings Corp (a)	686	5
Conceptus Inc (a)	2,037	23	Sunrise Senior Living Inc (a)	2,927	26
CryoLife Inc (a)	270	2	US Physical Therapy Inc	804	19
Cutera Inc (a)	23,676	192	WellCare Health Plans Inc (a)	1,845	81
Cyberonics Inc (a)	1,229	33		$ 3,942
DexCom Inc (a)	2,852	40	Holding Companies - Diversified - 0.01%
Exactech Inc (a)	414	7	Primoris Services Corp	1,589	19
Genomic Health Inc (a)	1,159	31
Greatbatch Inc (a)	14,502	361	Home Furnishings - 0.39%
Haemonetics Corp (a)	1,113	73	DTS Inc/CA (a)	800	28
Hanger Orthopedic Group Inc (a)	17,328	364	Ethan Allen Interiors Inc	584	11
HeartWare International Inc (a)	6,627	440	Select Comfort Corp (a)	2,091	35
ICU Medical Inc (a)	191	8	Skullcandy Inc (a)	35,100	677
Immucor Inc (a)	2,420	64	TiVo Inc (a)	5,421	51
Insulet Corp (a)	1,846	36	Universal Electronics Inc (a)	371	8
Integra LifeSciences Holdings Corp (a)	890	40		$ 810
Invacare Corp	106	3	Housewares - 0.01%
IRIS International Inc (a)	866	9	Libbey Inc (a)	1,352	21
Kensey Nash Corp (a)	586	15
LCA-Vision Inc (a)	44,963	189	Insurance - 0.41%
Luminex Corp (a)	1,638	33	American Safety Insurance Holdings Ltd (a)	19,873	372
MAKO Surgical Corp (a)	1,386	40	Amtrust Financial Services Inc	208	5
Masimo Corp	2,277	63	Crawford & Co	1,773	13
Medical Action Industries Inc (a)	488	4	Maiden Holdings Ltd	48,410	449
Medtox Scientific Inc	516	8		$ 839
Merge Healthcare Inc (a)	3,369	17
			Internet - 6.09%
Meridian Bioscience Inc	1,777	38	AboveNet Inc	28,952	1,762
Merit Medical Systems Inc (a)	79,486	1,246	Ancestry.com Inc (a)	1,438	51
Natus Medical Inc (a)	35,752	412	Blue Coat Systems Inc (a)	1,107	22
Neoprobe Corp (a)	6,055	17	Blue Nile Inc (a)	560	24
NuVasive Inc (a)	1,494	43	Boingo Wireless Inc (a)	291	3
NxStage Medical Inc (a)	1,897	35	BroadSoft Inc (a)	1,000	29
OraSure Technologies Inc (a)	3,212	30
(a)			Clicksoftware Technologies Ltd	19,448	176
Orthofix International NV	782	33	Cogent Communications Group Inc (a)	1,999	30
Palomar Medical Technologies Inc (a)	52,251	518	comScore Inc (a)	1,448	32
PSS World Medical Inc (a)	2,421	58	Constant Contact Inc (a)	1,225	23
Quidel Corp (a)	1,942	29	DealerTrack Holdings Inc (a)	1,335	31
Rockwell Medical Technologies Inc (a)	1,103	12	Dice Holdings Inc (a)	54,254	749
Sirona Dental Systems Inc (a)	13,850	701	eResearchTechnology Inc (a)	1,727	11
SonoSite Inc (a)	573	19	Global Sources Ltd (a)	1,073	10
Spectranetics Corp (a)	2,293	16	GSI Commerce Inc - Escrow Shares (a),(b),(c)	2,605	1
STAAR Surgical Co (a)	2,145	10	HealthStream Inc (a)	58,037	786
STERIS Corp	2,229	78	Infospace Inc (a)	420	4
Symmetry Medical Inc (a)	622	6	Internap Network Services Corp (a)	3,095	19
Synergetics USA Inc (a)	1,516	8	IntraLinks Holdings Inc (a)	56,446	862
Synovis Life Technologies Inc (a)	758	13
Thoratec Corp (a)	19,641	662	j2 Global Communications Inc	2,089	56
(a)			Keynote Systems Inc	23,686	568
Uroplasty Inc	1,229	8	Limelight Networks Inc (a)	67,015	276
Vascular Solutions Inc (a)	37,826	494	Liquidity Services Inc (a)	1,280	31
Volcano Corp (a)	12,391	390	LoopNet Inc (a)	1,201	22
West Pharmaceutical Services Inc	781	34	NIC Inc	2,839	36
Young Innovations Inc	179	5	OpenTable Inc (a)	1,069	76
Zoll Medical Corp (a)	950	66	Pandora Media Inc (a)	13,080	197
	$ 9,944		Perficient Inc (a)	1,163	12
Healthcare - Services - 1.92%			QuinStreet Inc (a)	226	3
Adcare Health Systems Inc (a)	31,570	194	Rackspace Hosting Inc (a)	30,500	1,220
Air Methods Corp (a)	8,170	573	Responsys Inc (a)	50,030	729
Alliance HealthCare Services Inc (a)	1,779	7	S1 Corp (a)	507	5
Bio-Reference Labs Inc (a)	1,065	21	Saba Software Inc (a)	1,826	14
Capital Senior Living Corp (a)	608	5	Sapient Corp (a)	4,111	57
Centene Corp (a)	1,328	44	Shutterfly Inc (a)	1,122	61
Continucare Corp (a)	1,564	10	Sourcefire Inc (a)	34,378	845
Emeritus Corp (a)	1,299	26	SPS Commerce Inc (a)	574	11
Ensign Group Inc/The	694	20	Stamps.com Inc	704	12
Healthsouth Corp (a)	58,704	1,432	TeleCommunication Systems Inc (a)	1,263	6
Healthspring Inc (a)	1,592	65	TIBCO Software Inc (a)	68,396	1,781
IPC The Hospitalist Co Inc (a)	709	32	Travelzoo Inc (a)	369	20

See accompanying notes

245

Schedule of Investments
SmallCap Growth Fund II
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet (continued)			Mining (continued)
ValueClick Inc (a)	27,488 $	497	United States Lime & Minerals Inc (a)	36 $	1
VASCO Data Security International Inc (a)	40,470	392	Ur-Energy Inc (a)	5,831	10
VirnetX Holding Corp (a)	1,849	56	US Gold Corp (a)	4,202	27
Vocus Inc (a)	15,812	451	Vista Gold Corp (a)	767	2
Web.com Group Inc (a)	44,860	390		$ 2,040
Websense Inc (a)	1,781	40	Miscellaneous Manufacturing - 1.58%
Zix Corp (a)	4,526	17	Actuant Corp	744	18
	$ 12,506		American Railcar Industries Inc (a)	41,241	965
Leisure Products & Services - 0.08%			AZZ Inc	555	28
Brunswick Corp/DE	3,408	74	Blount International Inc (a)	2,123	35
Interval Leisure Group Inc (a)	1,755	23	Brink's Co/The	1,790	53
Life Time Fitness Inc (a)	1,653	69	CLARCOR Inc	2,097	92
Town Sports International Holdings Inc (a)	594	5	Colfax Corp (a)	1,088	29
	$ 171		EnPro Industries Inc (a)	611	28
Lodging - 0.02%			ESCO Technologies Inc	467	16
Ameristar Casinos Inc	1,390	31	Fabrinet (a)	904	14
			GP Strategies Corp (a)	382	5
Machinery - Diversified - 4.02%			Hexcel Corp (a)	3,629	87
Albany International Corp	369	10	John Bean Technologies Corp	1,233	22
Altra Holdings Inc (a)	1,190	26	Koppers Holdings Inc	906	34
Applied Industrial Technologies Inc	28,646	914	LSB Industries Inc (a)	17,661	702
Cascade Corp	8,638	432	Matthews International Corp	775	28
Chart Industries Inc (a)	36,388	1,931	Myers Industries Inc	161	2
Cognex Corp	1,274	43	NL Industries Inc	430	8
Columbus McKinnon Corp/NY (a)	1,046	17	Park-Ohio Holdings Corp (a)	534	10
DXP Enterprises Inc (a)	597	16	Raven Industries Inc	18,862	997
Flow International Corp (a)	49,018	167	Standex International Corp	155	5
Global Power Equipment Group Inc (a)	541	14	Sturm Ruger & Co Inc	1,264	34
Gorman-Rupp Co/The	655	21	Trimas Corp (a)	1,119	27
iRobot Corp (a)	1,025	36		$ 3,239
Kadant Inc (a)	225	6	Office Furnishings - 0.08%
Lindsay Corp	541	34	Herman Miller Inc	2,537	58
Manitex International Inc (a)	38,101	191	HNI Corp	1,713	36
Middleby Corp (a)	18,432	1,557	Interface Inc	2,016	32
Nordson Corp	13,888	709	Knoll Inc	2,118	39
Robbins & Myers Inc	19,524	942	Steelcase Inc	643	6
Sauer-Danfoss Inc (a)	496	24		$ 171
Tennant Co	26,551	1,137	Oil & Gas - 4.61%
Twin Disc Inc	576	22	Abraxas Petroleum Corp (a)	107,952	496
	$ 8,249		Alon USA Energy Inc	589	7
Media - 0.18%			Apco Oil and Gas International Inc	399	35
Belo Corp	1,863	13	Approach Resources Inc (a)	1,096	29
Cumulus Media Inc (a)	307	1	ATP Oil & Gas Corp (a)	1,675	24
DG FastChannel Inc (a)	11,909	337	Berry Petroleum Co	2,237	128
Global Traffic Network Inc (a)	982	12	Bill Barrett Corp (a)	244	12
Sinclair Broadcast Group Inc	238	2	Callon Petroleum Co (a)	2,502	17
	$ 365		Carrizo Oil & Gas Inc (a)	1,702	65
Metal Fabrication & Hardware - 0.09%			Cheniere Energy Inc (a)	67,031	690
CIRCOR International Inc	740	32	Clayton Williams Energy Inc (a)	402	27
Furmanite Corp (a)	2,519	20	Contango Oil & Gas Co (a)	529	33
Haynes International Inc	403	25	CVR Energy Inc (a)	30,225	811
Mueller Industries Inc	331	12	Energy XXI Bermuda Ltd (a)	3,292	108
NN Inc (a)	1,145	14	FX Energy Inc (a)	2,002	19
RBC Bearings Inc (a)	762	29	Georesources Inc (a)	533	14
Sun Hydraulics Corp	887	25	GMX Resources Inc	38,264	186
Worthington Industries Inc	1,601	34	Gulfport Energy Corp (a)	58,358	2,128
	$ 191		Hyperdynamics Corp (a)	5,854	31
Mining - 0.99%			Kodiak Oil & Gas Corp (a)	264,470	1,796
Allied Nevada Gold Corp (a)	42,858	1,633	Magnum Hunter Resources Corp (a)	235,345	1,690
AMCOL International Corp	932	29	McMoRan Exploration Co (a)	3,697	62
Coeur d'Alene Mines Corp (a)	413	11	Northern Oil and Gas Inc (a)	2,418	54
Globe Specialty Metals Inc	2,818	65	Oasis Petroleum Inc (a)	2,240	66
Gold Resource Corp	1,211	30	Petroquest Energy Inc (a)	855	7
Hecla Mining Co (a)	12,484	97	Pioneer Drilling Co (a)	36,659	596
Horsehead Holding Corp (a)	159	2	Resolute Energy Corp (a)	1,737	28
Midway Gold Corp (a)	5,497	13	Rex Energy Corp (a)	2,054	23
Noranda Aluminum Holding Corp (a)	1,549	22	Rosetta Resources Inc (a)	2,300	119
Paramount Gold and Silver Corp (a)	8,058	24	Stone Energy Corp (a)	2,127	69
Revett Minerals Inc (a)	942	4	Vaalco Energy Inc (a)	378	3
Stillwater Mining Co (a)	4,607	70	W&T Offshore Inc	1,512	41
			Warren Resources Inc (a)	769	3

See accompanying notes

246

Schedule of Investments
SmallCap Growth Fund II
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			Pharmaceuticals (continued)
Western Refining Inc (a)	2,150 $	44	Par Pharmaceutical Cos Inc (a)	1,067 $	35
	$ 9,461		Pernix Therapeutics Holdings (a)	226	2
Oil & Gas Services - 2.77%			Pharmacyclics Inc (a)	1,757	22
Basic Energy Services Inc (a)	54,196	1,755	Pharmasset Inc (a)	11,373	1,380
Complete Production Services Inc (a)	3,426	133	POZEN Inc (a)	1,923	9
Dawson Geophysical Co (a)	14,609	580	Progenics Pharmaceuticals Inc (a)	1,494	8
Dril-Quip Inc (a)	1,492	105	Questcor Pharmaceuticals Inc (a)	2,289	71
Flotek Industries Inc (a)	3,404	32	Raptor Pharmaceutical Corp (a)	2,238	13
Global Geophysical Services Inc (a)	1,235	21	Rigel Pharmaceuticals Inc (a)	2,269	20
Gulf Island Fabrication Inc	142	5	Sagent Pharmaceuticals Inc (a)	48,131	1,341
ION Geophysical Corp (a)	5,743	58	Salix Pharmaceuticals Ltd (a)	35,233	1,366
Key Energy Services Inc (a)	4,853	95	Schiff Nutrition International Inc	228	3
Lufkin Industries Inc	1,322	108	Sciclone Pharmaceuticals Inc (a)	2,391	15
Matrix Service Co (a)	362	5	SIGA Technologies Inc (a)	2,366	18
Mitcham Industries Inc (a)	370	7	Spectrum Pharmaceuticals Inc (a)	2,362	25
Newpark Resources Inc (a)	420	4	Sucampo Pharmaceuticals Inc (a)	872	3
OYO Geospace Corp (a)	296	30	Synta Pharmaceuticals Corp (a)	1,587	7
RPC Inc	46,382	1,096	Targacept Inc (a)	1,171	24
Targa Resources Corp	618	21	Theravance Inc (a)	28,289	604
Tesco Corp (a)	76,702	1,630	USANA Health Sciences Inc (a)	468	13
Thermon Group Holdings Inc (a)	688	10	Vanda Pharmaceuticals Inc (a)	1,819	13
	$ 5,695		Vivus Inc (a)	3,391	28
Packaging & Containers - 0.02%				$ 10,805
AEP Industries Inc (a)	327	9	Pipelines - 0.02%
Graham Packaging Co Inc (a)	123	3	Crosstex Energy Inc	2,471	36
Graphic Packaging Holding Co (a)	6,246	31
	$ 43		Real Estate - 0.02%
Pharmaceuticals - 5.26%			HFF Inc (a)	1,979	30
Achillion Pharmaceuticals Inc (a)	2,740	20
Acura Pharmaceuticals Inc (a)	733	2	REITS - 1.86%
Akorn Inc (a)	167,780	1,163	Alexander's Inc	88	35
Alkermes Inc (a)	75,222	1,297	American Assets Trust Inc	1,322	29
Allos Therapeutics Inc (a)	5,147	10	American Campus Communities Inc	1,296	48
Amicus Therapeutics Inc (a)	1,085	7	CBL & Associates Properties Inc	2,011	36
Ampio Pharmaceuticals Inc (a)	1,363	9	DuPont Fabros Technology Inc	26,820	684
Anthera Pharmaceuticals Inc (a)	1,175	9	EastGroup Properties Inc	539	24
Array BioPharma Inc (a)	3,598	8	Equity Lifestyle Properties Inc	758	49
Auxilium Pharmaceuticals Inc (a)	2,034	38	Extra Space Storage Inc	1,573	33
AVI BioPharma Inc (a)	8,831	13	Getty Realty Corp	820	19
BioScrip Inc (a)	80,604	578	Gladstone Commercial Corp	269	5
Biospecifics Technologies Corp (a)	340	7	Glimcher Realty Trust	3,752	37
Catalyst Health Solutions Inc (a)	29,945	1,962	Highwoods Properties Inc	2,351	81
Corcept Therapeutics Inc (a)	2,799	10	Home Properties Inc	1,682	110
Depomed Inc (a)	3,659	28	Investors Real Estate Trust	1,054	9
Durect Corp (a)	5,748	12	Kilroy Realty Corp	1,241	48
Dusa Pharmaceuticals Inc (a)	1,681	9	LTC Properties Inc	387	11
Dyax Corp (a)	5,562	9	Mid-America Apartment Communities Inc	11,390	807
Hi-Tech Pharmacal Co Inc (a)	219	6	National Health Investors Inc	467	21
Impax Laboratories Inc (a)	2,534	54	Omega Healthcare Investors Inc	3,684	72
Infinity Pharmaceuticals Inc (a)	1,303	12	Potlatch Corp	852	28
Ironwood Pharmaceuticals Inc (a)	2,187	33	PS Business Parks Inc	244	14
Isis Pharmaceuticals Inc (a)	4,235	37	Summit Hotel Properties Inc	67,019	756
ISTA Pharmaceuticals Inc (a)	1,767	9	Tanger Factory Outlet Centers	29,622	813
Jazz Pharmaceuticals Inc (a)	969	39	Universal Health Realty Income Trust	431	18
Keryx Biopharmaceuticals Inc (a)	4,752	21	Urstadt Biddle Properties Inc	183	3
Lannett Co Inc (a)	393	2	Washington Real Estate Investment Trust	730	23
MAP Pharmaceuticals Inc (a)	1,503	23		$ 3,813
Medicis Pharmaceutical Corp	2,205	82	Retail - 10.74%
Medivation Inc (a)	1,421	30	99 Cents Only Stores (a)	368	7
Nature's Sunshine Products Inc (a)	761	13	Aeropostale Inc (a)	3,483	59
Nektar Therapeutics (a)	3,061	20	AFC Enterprises Inc (a)	1,688	26
Neogen Corp (a)	1,005	42	America's Car-Mart Inc (a)	341	12
Neurocrine Biosciences Inc (a)	2,432	19	ANN Inc (a)	2,252	58
Obagi Medical Products Inc (a)	1,275	13	Ascena Retail Group Inc (a)	2,710	88
Omega Protein Corp (a)	130	2	Biglari Holdings Inc (a)	8	3
Onyx Pharmaceuticals Inc (a)	2,747	91	BJ's Restaurants Inc (a)	37,109	1,721
Optimer Pharmaceuticals Inc (a)	1,970	21	Body Central Corp (a)	70,689	1,519
Orexigen Therapeutics Inc (a)	1,993	3	Bravo Brio Restaurant Group Inc (a)	35,521	794
Osiris Therapeutics Inc (a)	1,152	8	Buckle Inc/The	1,162	51
Pacira Pharmaceuticals Inc/DE (a)	336	3	Buffalo Wild Wings Inc (a)	790	50
Pain Therapeutics Inc (a)	2,333	11	Caribou Coffee Co Inc (a)	527	7

See accompanying notes

247

Schedule of Investments
SmallCap Growth Fund II
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Retail (continued)			Semiconductors (continued)
Carrols Restaurant Group Inc (a)	889 $	9	Lattice Semiconductor Corp (a)	2,474 $	15
Casey's General Stores Inc	1,631	73	LTX-Credence Corp (a)	1,818	13
Cash America International Inc	444	25	Micrel Inc	2,329	24
Cato Corp/The	1,207	34	Microsemi Corp (a)	43,887	872
CEC Entertainment Inc	846	33	Mindspeed Technologies Inc (a)	1,252	9
Cheesecake Factory Inc/The (a)	2,511	72	MIPS Technologies Inc (a)	2,561	18
Coinstar Inc (a)	1,353	66	Monolithic Power Systems Inc (a)	1,582	21
Cost Plus Inc (a)	167,078	1,485	Netlogic Microsystems Inc (a)	21,153	730
Cracker Barrel Old Country Store Inc	945	43	Omnivision Technologies Inc (a)	1,752	51
Denny's Corp (a)	4,883	19	Pericom Semiconductor Corp (a)	212	2
Destination Maternity Corp	738	12	Power Integrations Inc	1,085	39
DineEquity Inc (a)	740	39	Rambus Inc (a)	4,570	63
Domino's Pizza Inc (a)	1,014	27	Rubicon Technology Inc (a)	1,206	18
Einstein Noah Restaurant Group Inc	28,905	453	Semtech Corp (a)	3,036	71
Express Inc	2,384	53	Silicon Image Inc (a)	4,276	24
Ezcorp Inc (a)	1,995	66	TriQuint Semiconductor Inc (a)	7,642	57
Finish Line Inc/The	76,837	1,636	Ultra Clean Holdings (a)	1,565	11
First Cash Financial Services Inc (a)	1,347	58	Ultratech Inc (a)	1,170	31
Francesca's Holdings Corp (a)	3,650	96	Veeco Instruments Inc (a)	1,323	53
Genesco Inc (a)	173	9	Volterra Semiconductor Corp (a)	939	24
GNC Holdings Inc (a)	41,792	1,053		$ 4,606
Hibbett Sports Inc (a)	48,496	1,903	Software - 4.96%
HSN Inc (a)	1,724	56	ACI Worldwide Inc (a)	15,104	546
JOS A Bank Clothiers Inc (a)	1,192	61	Actuate Corp (a)	2,977	18
Krispy Kreme Doughnuts Inc (a)	2,435	20	Advent Software Inc (a)	1,456	34
Men's Wearhouse Inc	600	20	American Software Inc/Georgia	1,593	14
New York & Co Inc (a)	69,616	380	Aspen Technology Inc (a)	3,845	60
Nu Skin Enterprises Inc	2,355	88	athenahealth Inc (a)	1,511	89
O'Charleys Inc (a)	60,715	370	Blackbaud Inc	2,021	51
Papa John's International Inc (a)	851	27	Blackboard Inc (a)	1,341	58
PetMed Express Inc	1,522	17	Bottomline Technologies Inc (a)	1,510	35
PF Chang's China Bistro Inc	942	31	Callidus Software Inc (a)	81,174	417
Pier 1 Imports Inc (a)	2,293	25	CommVault Systems Inc (a)	2,000	77
Pricesmart Inc	764	45	Computer Programs & Systems Inc	470	34
Red Robin Gourmet Burgers Inc (a)	796	27	Concur Technologies Inc (a)	1,709	78
Rue21 Inc (a)	13,373	439	Convio Inc (a)	832	8
Rush Enterprises Inc - Class A (a)	37,809	756	CSG Systems International Inc (a)	1,142	20
Ruth's Hospitality Group Inc (a)	406	2	DemandTec Inc (a)	2,222	16
Sonic Corp (a)	2,700	29	Digi International Inc (a)	262	4
Systemax Inc (a)	42	1	Dynavox Inc (a)	504	3
Teavana Holdings Inc (a)	1,837	52	Ebix Inc (a)	1,409	28
Texas Roadhouse Inc	123,915	2,047	EPIQ Systems Inc	209	3
Ulta Salon Cosmetics & Fragrance Inc (a)	47,761	3,010	ePocrates Inc (a)	399	6
Vera Bradley Inc (a)	854	31	Fair Isaac Corp	1,030	31
Vitamin Shoppe Inc (a)	45,721	1,992	inContact Inc (a)	46,281	218
Wet Seal Inc/The (a)	158,445	775	Interactive Intelligence Group (a)	28,023	1,065
World Fuel Services Corp	1,745	66	JDA Software Group Inc (a)	521	15
Zumiez Inc (a)	926	25	MedAssets Inc (a)	1,790	23
	$ 22,051		Medidata Solutions Inc (a)	895	18
Savings & Loans - 0.00%			MicroStrategy Inc (a)	362	58
Westfield Financial Inc	499	4	Monotype Imaging Holdings Inc (a)	1,624	22
			NetSuite Inc (a)	1,024	40
Semiconductors - 2.24%			Omnicell Inc (a)	1,099	19
Aeroflex Holding Corp (a)	1,352	19	Opnet Technologies Inc	638	22
Amtech Systems Inc (a)	612	11	Parametric Technology Corp (a)	4,559	95
Applied Micro Circuits Corp (a)	3,683	23	Pegasystems Inc	636	26
ATMI Inc (a)	180	3	Progress Software Corp (a)	1,767	43
AXT Inc (a)	839	7	PROS Holdings Inc (a)	24,770	404
Cabot Microelectronics Corp (a)	346	13	QLIK Technologies Inc (a)	51,162	1,551
Cavium Inc (a)	26,352	909	Quality Systems Inc	11,180	1,022
Ceva Inc (a)	19,175	579	Quest Software Inc (a)	1,276	24
Cirrus Logic Inc (a)	3,139	48	RealPage Inc (a)	1,141	27
Diodes Inc (a)	1,643	39	Renaissance Learning Inc	13,358	172
eMagin Corp (a)	1,182	5	RightNow Technologies Inc (a)	1,094	37
Entegris Inc (a)	3,003	26	Seachange International Inc (a)	958	9
Entropic Communications Inc (a)	3,987	27	SolarWinds Inc (a)	2,588	56
GT Solar International Inc (a)	5,859	80	Synchronoss Technologies Inc (a)	27,624	808
Hittite Microwave Corp (a)	1,199	67	Take-Two Interactive Software Inc (a)	3,262	44
Inphi Corp (a)	44,105	560	Taleo Corp (a)	20,175	668
Integrated Device Technology Inc (a)	4,333	30	Tyler Technologies Inc (a)	1,422	36
IXYS Corp (a)	1,004	14	Ultimate Software Group Inc (a)	36,951	2,009

See accompanying notes

248

Schedule of Investments
SmallCap Growth Fund II
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Software (continued)			Water - 0.00%
Verint Systems Inc (a)	962 $	33	Pennichuck Corp	164 $	5
	$ 10,194
Telecommunications - 8.43%			TOTAL COMMON STOCKS		$ 194,509
8x8 Inc (a)	4,273	17		Maturity
Acme Packet Inc (a)	28,872	1,701		Amount
ADTRAN Inc	27,901	924	REPURCHASE AGREEMENTS - 1.21%	(000's)	Value (000's)
Alaska Communications Systems Group Inc	626	4	Banks - 1.21%
Anaren Inc (a)	150	3	Investment in Joint Trading Account; Credit Suisse $	544	$ 545
Anixter International Inc	561	35	Repurchase Agreement; 0.14% dated
Aruba Networks Inc (a)	66,246	1,520	07/29/11 maturing 08/01/11 (collateralized by
Atlantic Tele-Network Inc	149	6	US Treasury Strips; $555,141; 4.50% -
AudioCodes Ltd (a)	82,615	453	9.00%; dated 11/15/18 - 08/15/39)
Aviat Networks Inc (a)	84,668	328	Investment in Joint Trading Account; Deutsche	1,021	1,020
Calix Inc (a)	1,416	26	Bank Repurchase Agreement; 0.18% dated
Cbeyond Inc (a)	1,921	22	07/29/11 maturing 08/01/11 (collateralized by
CenturyLink Inc	507	19	Sovereign Agency Issues; $1,040,891; 0.00%
Cincinnati Bell Inc (a)	3,554	12	- 5.92%; dated 01/03/12 - 01/15/37)
Consolidated Communications Holdings Inc	1,423	26	Investment in Joint Trading Account; Merrill	576	576
DigitalGlobe Inc (a)	1,326	35	Lynch Repurchase Agreement; 0.14% dated
Extreme Networks (a)	1,732	6	07/29/11 maturing 08/01/11 (collateralized by
Finisar Corp (a)	4,171	71	Sovereign Agency Issues; $587,208; 0.00%;
General Communication Inc (a)	1,732	20	dated 10/21/11 - 04/15/42)
Global Crossing Ltd (a)	738	25	Investment in Joint Trading Account; Morgan	340	340
Globecomm Systems Inc (a)	1,082	15	Stanley Repurchase Agreement; 0.16% dated
HickoryTech Corp	910	10	07/29/11 maturing 08/01/11 (collateralized by
Hypercom Corp (a)	2,460	20	Sovereign Agency Issues; $346,963; 0.88% -
IDT Corp - Class B	870	21	5.30%; dated 05/01/13 - 04/26/19)
InterDigital Inc	56,566	3,861			$ 2,481
IPG Photonics Corp (a)	49,522	2,981	TOTAL REPURCHASE AGREEMENTS		$ 2,481
Iridium Communications Inc (a)	350	3	Total Investments		$ 196,990
Ixia (a)	35,810	357	Other Assets in Excess of Liabilities, Net - 4.09%		$ 8,401
LogMeIn Inc (a)	20,350	723
NeoPhotonics Corp (a)	397	3	TOTAL NET ASSETS - 100.00%		$ 205,391
Netgear Inc (a)	1,377	45
NTELOS Holdings Corp	1,307	25	(a) Non-Income Producing Security
Numerex Corp (a)	651	5	(b) Security is Illiquid
Oplink Communications Inc (a)	540	9	(c)		Market value is determined in accordance with procedures established in
OpNext Inc (a)	118,219	223	good faith by the Board of Directors. At the end of the period, the value of
PAETEC Holding Corp (a)	6,105	27	these securities totaled $1 or 0.00% of net assets.
Plantronics Inc	581	20
Powerwave Technologies Inc (a)	181,759	394
Premiere Global Services Inc (a)	59,180	501
RF Micro Devices Inc (a)	1,977	13	Unrealized Appreciation (Depreciation)
Shenandoah Telecommunications Co	1,620	26	The net federal income tax unrealized appreciation (depreciation) and federal tax
ShoreTel Inc (a)	195,453	1,665	cost of investments held as of the period end were as follows:
TeleNav Inc (a)	1,054	11
ViaSat Inc (a)	18,093	813	Unrealized Appreciation		$ 47,173
Westell Technologies Inc (a)	101,849	290	Unrealized Depreciation		(7,881)
	$ 17,314		Net Unrealized Appreciation (Depreciation)		$ 39,292
Transportation -1.38%			Cost for federal income tax purposes		$ 157,698
CAI International Inc (a)	781	14	All dollar amounts are shown in thousands (000's)
Echo Global Logistics Inc (a)	29,401	440
Forward Air Corp	1,300	40	Portfolio Summary (unaudited)
Genesee & Wyoming Inc (a)	1,516	83	Sector		Percent
Golar LNG Ltd	1,589	61	Consumer, Non-cyclical		19.68%
Gulfmark Offshore Inc (a)	286	14	Consumer, Cyclical		19.23%
Heartland Express Inc	2,190	34	Communications		15.40%
HUB Group Inc (a)	29,761	1,056	Industrial		13.67%
Knight Transportation Inc	2,335	37	Technology		10.24%
Old Dominion Freight Line Inc (a)	2,078	77	Energy		8.17%
Pacer International Inc (a)	237	1	Financial		6.39%
Quality Distribution Inc (a)	306	3	Basic Materials		3.10%
Roadrunner Transportation Systems Inc (a)	61,736	953	Utilities		0.02%
Swift Transportation Co (a)	1,586	18	Diversified		0.01%
	$ 2,831		Other Assets in Excess of Liabilities, Net		4.09%
Trucking & Leasing - 0.19%			TOTAL NET ASSETS		100.00%
Aircastle Ltd	399	5
Greenbrier Cos Inc (a)	17,198	346
TAL International Group Inc	874	27
Textainer Group Holdings Ltd	776	20
	$ 398

See accompanying notes

249

Schedule of Investments
SmallCap Growth Fund II
July 31, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2011	Long	142 $	11,517	$ 11,296	$ (221)
					$ (221)
All dollar amounts are shown in thousands (000's)

See accompanying notes

250

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2011 (unaudited)

COMMON STOCKS - 97.40%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.06%			Banks (continued)
Harte-Hanks Inc	36,057 $	295	Tompkins Financial Corp	7,671 $	310
			Trustco Bank Corp NY	84,353	390
Aerospace & Defense - 2.08%			UMB Financial Corp	27,806	1,154
AAR Corp	36,855	1,081	Umpqua Holdings Corp	106,323	1,208
Aerovironment Inc (a)	14,011	404	United Bankshares Inc	40,954	977
Cubic Corp	14,629	710	United Community Banks Inc/GA (a)	16,976	185
Curtiss-Wright Corp	43,050	1,376	Wilshire Bancorp Inc (a)	52,508	173
GenCorp Inc (a)	54,439	308	Wintrust Financial Corp	32,425	1,108
Kaman Corp	24,362	868		$ 24,933
Moog Inc (a)	42,553	1,743	Beverages - 0.31%
National Presto Industries Inc	4,842	493	Boston Beer Co Inc (a)	8,448	762
Orbital Sciences Corp (a)	54,185	938	Peet's Coffee & Tea Inc (a)	11,888	694
Teledyne Technologies Inc (a)	34,062	1,847		$ 1,456
	$ 9,768		Biotechnology - 1.53%
Agriculture - 0.21%			Arqule Inc (a)	41,087	230
Alliance One International Inc (a)	80,764	266	Cambrex Corp (a)	27,284	120
Andersons Inc/The	17,621	724	Cubist Pharmaceuticals Inc (a)	55,595	1,889
	$ 990		Emergent Biosolutions Inc (a)	20,416	422
Airlines - 0.26%			Enzo Biochem Inc (a)	31,228	120
Allegiant Travel Co (a)	13,949	600	Medicines Co/The (a)	49,233	738
Skywest Inc	49,047	631	Regeneron Pharmaceuticals Inc (a)	69,120	3,667
	$ 1,231			$ 7,186
Apparel - 2.67%			Building Materials - 1.29%
Carter's Inc (a)	53,568	1,794	AAON Inc	16,502	374
CROCS Inc (a)	82,095	2,572	Apogee Enterprises Inc	26,042	298
Iconix Brand Group Inc (a)	67,645	1,578	Comfort Systems USA Inc	35,161	367
K-Swiss Inc (a)	25,301	270	Drew Industries Inc	17,806	379
Maidenform Brands Inc (a)	21,705	561	Eagle Materials Inc	41,263	1,026
Oxford Industries Inc	12,860	504	Gibraltar Industries Inc (a)	28,199	290
Perry Ellis International Inc (a)	11,670	273	NCI Building Systems Inc (a)	15,770	178
Quiksilver Inc (a)	120,641	635	Quanex Building Products Corp	34,394	539
Skechers U.S.A. Inc (a)	32,787	546	Simpson Manufacturing Co Inc	37,177	1,052
Steven Madden Ltd (a)	32,573	1,241	Texas Industries Inc	25,857	998
True Religion Apparel Inc (a)	23,906	805	Universal Forest Products Inc	18,108	534
Wolverine World Wide Inc	46,029	1,743		$ 6,035
	$ 12,522		Chemicals - 2.00%
Automobile Parts & Equipment - 0.18%			A Schulman Inc	28,616	634
Spartan Motors Inc	30,836	142	American Vanguard Corp	19,923	272
Standard Motor Products Inc	18,225	259	Arch Chemicals Inc	23,586	1,111
Superior Industries International Inc	21,759	440	Balchem Corp	26,761	1,171
	$ 841		Hawkins Inc	7,941	273
Banks - 5.31%			HB Fuller Co	45,830	1,048
Bank of the Ozarks Inc	12,209	634	Kraton Performance Polymers Inc (a)	29,577	1,068
Boston Private Financial Holdings Inc	71,409	495	OM Group Inc (a)	28,753	1,043
City Holding Co	14,133	442	PolyOne Corp	86,609	1,343
Columbia Banking System Inc	36,617	645	Quaker Chemical Corp	11,723	475
Community Bank System Inc	34,117	858	Stepan Co	7,261	576
First BanCorp/Puerto Rico (a)	19,758	87	Zep Inc	20,349	382
First Commonwealth Financial Corp	87,563	450		$ 9,396
First Financial Bancorp	54,025	865	Commercial Services - 5.63%
First Financial Bankshares Inc	29,156	940	ABM Industries Inc	44,254	996
First Midwest Bancorp Inc/IL	69,127	824	American Public Education Inc (a)	16,585	756
FNB Corp/PA	117,697	1,177	AMN Healthcare Services Inc (a)	36,711	296
Glacier Bancorp Inc	66,695	876	Arbitron Inc	25,164	984
Hanmi Financial Corp (a)	140,279	149	Capella Education Co (a)	14,585	623
Home Bancshares Inc/AR	20,346	480	Cardtronics Inc (a)	28,358	652
Independent Bank Corp/Rockland MA	19,878	528	CDI Corp	12,063	156
Nara Bancorp Inc (a)	35,245	283	Chemed Corp	19,727	1,200
National Penn Bancshares Inc	113,903	916	Consolidated Graphics Inc (a)	9,029	466
NBT Bancorp Inc	31,940	704	Corinthian Colleges Inc (a)	78,470	326
Old National Bancorp/IN	87,858	896	Corvel Corp (a)	6,037	279
PacWest Bancorp	30,720	610	Cross Country Healthcare Inc (a)	28,845	199
Pinnacle Financial Partners Inc (a)	31,658	483	Forrester Research Inc	13,690	433
PrivateBancorp Inc	54,611	644	Geo Group Inc/The (a)	60,169	1,252
S&T Bancorp Inc	23,157	440	Healthcare Services Group Inc	61,557	966
Signature Bank/New York NY (a)	42,129	2,492	Heartland Payment Systems Inc	35,746	752
Simmons First National Corp	16,073	388	Heidrick & Struggles International Inc	16,494	439
Sterling Bancorp/NY	28,682	271	Hillenbrand Inc	58,141	1,273
Susquehanna Bancshares Inc	120,539	908	HMS Holdings Corp (a)	26,207	1,981
Texas Capital Bancshares Inc (a)	34,518	943	Insperity Inc	21,149	618

See accompanying notes

251

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Commercial Services (continued)			Diversified Financial Services (continued)
Kelly Services Inc	26,217 $	410	World Acceptance Corp (a)	14,308 $	912
Landauer Inc	8,737	493		$ 8,045
Lincoln Educational Services Corp	20,926	374	Electric - 1.88%
Live Nation Entertainment Inc (a)	145,237	1,612	Allete Inc	28,974	1,166
MAXIMUS Inc	32,186	1,243	Avista Corp	53,446	1,348
Medifast Inc (a)	12,450	240	Central Vermont Public Service Corp	12,436	437
Midas Inc (a)	13,165	72	CH Energy Group Inc	14,414	736
Monro Muffler Brake Inc	28,274	1,011	El Paso Electric Co	39,052	1,306
Navigant Consulting Inc (a)	47,830	563	NorthWestern Corp	33,625	1,077
On Assignment Inc (a)	34,282	350	UIL Holdings Corp	46,859	1,496
Parexel International Corp (a)	54,599	1,121	Unisource Energy Corp	34,037	1,253
SFN Group Inc (a)	47,023	655		$ 8,819
TeleTech Holdings Inc (a)	25,780	510	Electrical Components & Equipment - 0.86%
TrueBlue Inc (a)	41,094	617	Advanced Energy Industries Inc (a)	35,951	381
Universal Technical Institute Inc (a)	19,498	337	Belden Inc	43,937	1,619
Viad Corp	18,895	392	Encore Wire Corp	17,659	389
Wright Express Corp (a)	35,818	1,762	Littelfuse Inc	21,080	1,077
	$ 26,409		Powell Industries Inc (a)	8,264	319
Computers - 2.07%			Vicor Corp	18,210	256
Agilysys Inc (a)	18,172	174		$ 4,041
CACI International Inc (a)	27,927	1,650	Electronics - 3.54%
Ciber Inc (a)	66,041	332	American Science & Engineering Inc	8,420	683
iGate Corp	27,224	408	Analogic Corp	11,640	626
Insight Enterprises Inc (a)	43,324	729	Badger Meter Inc	13,961	509
LivePerson Inc (a)	42,985	529	Bel Fuse Inc	10,845	206
Manhattan Associates Inc (a)	20,159	752	Benchmark Electronics Inc (a)	56,309	825
Mercury Computer Systems Inc (a)	27,988	470	Brady Corp	48,983	1,450
MTS Systems Corp	14,468	570	Checkpoint Systems Inc (a)	37,178	584
NCI Inc (a)	7,356	158	CTS Corp	31,837	313
Netscout Systems Inc (a)	32,780	500	Cymer Inc (a)	28,303	1,246
Radiant Systems Inc (a)	31,700	894	Daktronics Inc	32,762	325
Radisys Corp (a)	24,695	196	Electro Scientific Industries Inc (a)	22,308	428
Stratasys Inc (a)	19,597	500	FARO Technologies Inc (a)	15,153	618
Super Micro Computer Inc (a)	24,186	341	FEI Co (a)	35,885	1,186
SYKES Enterprises Inc (a)	37,680	727	II-VI Inc (a)	47,526	1,190
Synaptics Inc (a)	31,767	780	LoJack Corp (a)	17,061	68
	$ 9,710		Methode Electronics Inc	34,258	362
Consumer Products - 0.64%			Newport Corp (a)	34,555	537
Blyth Inc	5,047	319	OSI Systems Inc (a)	17,669	730
Central Garden and Pet Co - A Shares (a)	45,249	396	Park Electrochemical Corp	19,221	503
Helen of Troy Ltd (a)	28,625	923	Plexus Corp (a)	34,888	1,030
Kid Brands Inc (a)	20,079	92	Pulse Electronics Corp	38,580	161
Prestige Brands Holdings Inc (a)	46,634	570	Rofin-Sinar Technologies Inc (a)	26,379	828
Standard Register Co/The	11,835	36	Rogers Corp (a)	14,810	718
WD-40 Co	15,681	687	TTM Technologies Inc (a)	40,724	564
	$ 3,023		Watts Water Technologies Inc	27,251	914
Cosmetics & Personal Care - 0.06%				$ 16,604
Inter Parfums Inc	14,139	283	Energy - Alternate Sources - 0.03%
			Headwaters Inc (a)	56,396	129
Distribution & Wholesale - 1.13%
Brightpoint Inc (a)	63,244	575	Engineering & Construction - 0.80%
MWI Veterinary Supply Inc (a)	11,641	1,037	Dycom Industries Inc (a)	31,575	538
Pool Corp	44,676	1,195	EMCOR Group Inc (a)	61,994	1,731
Scansource Inc (a)	25,045	925	Exponent Inc (a)	12,996	543
School Specialty Inc (a)	14,875	179	Insituform Technologies Inc (a)	36,621	734
United Stationers Inc	42,668	1,369	Orion Marine Group Inc (a)	25,045	218
	$ 5,280			$ 3,764
Diversified Financial Services - 1.71%			Entertainment - 0.30%
Calamos Asset Management Inc	18,664	254	Multimedia Games Holding Co Inc (a)	24,945	108
Encore Capital Group Inc (a)	12,995	355	Pinnacle Entertainment Inc (a)	57,425	829
Financial Engines Inc (a)	27,598	656	Shuffle Master Inc (a)	50,190	468
Interactive Brokers Group Inc - A Shares	39,167	593		$ 1,405
Investment Technology Group Inc (a)	38,258	466	Environmental Control - 0.83%
National Financial Partners Corp (a)	40,880	463	Calgon Carbon Corp (a)	52,370	780
optionsXpress Holdings Inc	39,445	596	Darling International Inc (a)	108,505	1,831
Piper Jaffray Cos (a)	14,501	427	Tetra Tech Inc (a)	57,818	1,272
Portfolio Recovery Associates Inc (a)	15,863	1,284
Stifel Financial Corp (a)	49,821	1,891		$ 3,883
			Food - 2.39%
SWS Group Inc	27,183	148	B&G Foods Inc	44,423	835
			Calavo Growers Inc	11,198	231

See accompanying notes

252

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Food (continued)			Healthcare - Services (continued)
Cal-Maine Foods Inc	12,394 $	419	Medcath Corp (a)	18,852 $	247
Diamond Foods Inc	20,423	1,462	Molina Healthcare Inc (a)	23,814	539
Hain Celestial Group Inc (a)	40,303	1,303		$ 11,568
J&J Snack Foods Corp	13,270	686	Home Builders - 0.30%
Nash Finch Co	11,230	402	M/I Homes Inc (a)	17,352	196
Sanderson Farms Inc	17,452	807	Meritage Homes Corp (a)	30,037	656
Seneca Foods Corp (a)	8,490	220	Skyline Corp	6,381	86
Snyders-Lance Inc	44,248	903	Standard Pacific Corp (a)	91,437	262
Spartan Stores Inc	20,946	370	Winnebago Industries Inc (a)	27,008	227
TreeHouse Foods Inc (a)	32,926	1,700		$ 1,427
United Natural Foods Inc (a)	44,856	1,873	Home Furnishings - 0.60%
	$ 11,211		Audiovox Corp (a)	17,332	125
Forest Products & Paper - 0.94%			DTS Inc/CA (a)	16,127	560
Buckeye Technologies Inc	36,996	995	Ethan Allen Interiors Inc	26,687	491
Clearwater Paper Corp (a)	10,683	808	La-Z-Boy Inc (a)	48,100	422
Deltic Timber Corp	10,021	520	Select Comfort Corp (a)	51,552	867
KapStone Paper and Packaging Corp (a)	35,526	554	Universal Electronics Inc (a)	13,931	326
Neenah Paper Inc	13,837	279		$ 2,791
Schweitzer-Mauduit International Inc	16,268	913	Housewares - 0.33%
Wausau Paper Corp	45,607	336	Toro Co	28,650	1,542
	$ 4,405
Gas - 1.81%			Insurance - 2.26%
Laclede Group Inc/The	20,782	774	Amerisafe Inc (a)	17,061	367
New Jersey Resources Corp	38,368	1,673	Delphi Financial Group Inc	50,925	1,371
Northwest Natural Gas Co	24,737	1,104	eHealth Inc (a)	19,835	257
Piedmont Natural Gas Co Inc	66,753	1,947	Employers Holdings Inc	35,763	532
South Jersey Industries Inc	27,779	1,403	Horace Mann Educators Corp	36,989	539
Southwest Gas Corp	42,521	1,586	Infinity Property & Casualty Corp	11,500	583
	$ 8,487		Meadowbrook Insurance Group Inc	49,408	464
Healthcare - Products - 3.66%			Navigators Group Inc/The (a)	11,421	538
Abaxis Inc (a)	20,884	495	Presidential Life Corp	19,748	224
Affymetrix Inc (a)	65,411	370	ProAssurance Corp (a)	28,356	1,975
Align Technology Inc (a)	64,230	1,412	RLI Corp	15,427	974
Cantel Medical Corp	11,933	298	Safety Insurance Group Inc	14,081	572
CONMED Corp (a)	26,247	682	Selective Insurance Group Inc	50,096	821
CryoLife Inc (a)	25,905	149	Stewart Information Services Corp	17,850	189
Cyberonics Inc (a)	22,610	614	Tower Group Inc	38,334	876
Greatbatch Inc (a)	21,612	539	United Fire & Casualty Co	19,679	338
Haemonetics Corp (a)	23,818	1,560		$ 10,620
Hanger Orthopedic Group Inc (a)	30,854	648	Internet - 1.73%
ICU Medical Inc (a)	11,113	472	Blue Coat Systems Inc (a)	40,256	811
Integra LifeSciences Holdings Corp (a)	19,070	860	Blue Nile Inc (a)	13,552	574
Invacare Corp	29,610	888	comScore Inc (a)	23,946	522
Kensey Nash Corp (a)	7,911	207	DealerTrack Holdings Inc (a)	38,131	884
LCA-Vision Inc (a)	17,434	73	eResearchTechnology Inc (a)	40,042	255
Meridian Bioscience Inc	38,028	821	Infospace Inc (a)	34,347	327
Merit Medical Systems Inc (a)	38,087	597	j2 Global Communications Inc	42,647	1,140
Natus Medical Inc (a)	26,899	310	Liquidity Services Inc (a)	16,567	401
NuVasive Inc (a)	36,751	1,052	Nutrisystem Inc	24,997	374
Palomar Medical Technologies Inc (a)	17,627	175	PC-Tel Inc (a)	17,185	112
PSS World Medical Inc (a)	51,444	1,231	Perficient Inc (a)	28,243	283
SonoSite Inc (a)	12,791	418	Sourcefire Inc (a)	26,370	648
SurModics Inc (a)	16,246	179	Stamps.com Inc	11,038	185
Symmetry Medical Inc (a)	33,733	325	United Online Inc	82,204	491
West Pharmaceutical Services Inc	31,057	1,362	Websense Inc (a)	37,052	840
Zoll Medical Corp (a)	20,323	1,416	XO Group Inc (a)	29,291	274
	$ 17,153			$ 8,121
Healthcare - Services - 2.47%			Investment Companies - 0.20%
Air Methods Corp (a)	10,445	732	Prospect Capital Corp	99,616	926
Almost Family Inc (a)	7,713	195
Amedisys Inc (a)	27,335	707	Leisure Products & Services - 0.61%
Amsurg Corp (a)	28,992	737	Arctic Cat Inc (a)	11,355	187
Bio-Reference Labs Inc (a)	22,780	454	Brunswick Corp/DE	82,577	1,803
Centene Corp (a)	46,347	1,521	Callaway Golf Co	59,736	379
Ensign Group Inc/The	12,212	347	Interval Leisure Group Inc (a)	37,836	486
Gentiva Health Services Inc (a)	28,358	510		$ 2,855
Healthspring Inc (a)	62,840	2,579	Lodging - 0.16%
Healthways Inc (a)	31,496	470	Boyd Gaming Corp (a)	51,955	454
IPC The Hospitalist Co Inc (a)	15,181	687	Marcus Corp	20,123	195
LHC Group Inc (a)	14,548	332
Magellan Health Services Inc (a)	28,999	1,511
See accompanying notes			253

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Lodging (continued)			Oil & Gas (continued)
Monarch Casino & Resort Inc (a)	10,476 $	121	Petroquest Energy Inc (a)	51,549 $	419
	$ 770		Pioneer Drilling Co (a)	55,965	911
Machinery - Construction & Mining - 0.15%			Stone Energy Corp (a)	45,447	1,475
Astec Industries Inc (a)	18,491	694	Swift Energy Co (a)	39,344	1,499
				$ 8,874
Machinery - Diversified - 1.71%			Oil & Gas Services - 2.00%
Albany International Corp	25,799	686	Basic Energy Services Inc (a)	26,996	874
Applied Industrial Technologies Inc	34,974	1,116	Gulf Island Fabrication Inc	13,306	460
Briggs & Stratton Corp	46,769	802	Hornbeck Offshore Services Inc (a)	21,112	588
Cascade Corp	8,613	431	ION Geophysical Corp (a)	144,534	1,465
Cognex Corp	38,450	1,305	Lufkin Industries Inc	28,251	2,302
Gerber Scientific Inc (a)	23,315	257	Matrix Service Co (a)	24,519	342
Intermec Inc (a)	44,064	475	OYO Geospace Corp (a)	4,089	415
Intevac Inc (a)	21,180	193	SEACOR Holdings Inc	20,086	2,016
Lindsay Corp	11,647	737	Tetra Technologies Inc (a)	71,245	917
Robbins & Myers Inc	42,173	2,034		$ 9,379
	$ 8,036		Pharmaceuticals - 1.75%
Media - 0.23%			Hi-Tech Pharmacal Co Inc (a)	9,517	269
DG FastChannel Inc (a)	21,862	618	Neogen Corp (a)	21,507	890
Dolan Co/The (a)	27,868	221	Par Pharmaceutical Cos Inc (a)	33,581	1,088
EW Scripps Co (a)	29,068	250	PharMerica Corp (a)	27,233	348
	$ 1,089		Questcor Pharmaceuticals Inc (a)	57,180	1,775
Metal Fabrication & Hardware - 1.12%			Salix Pharmaceuticals Ltd (a)	54,161	2,100
AM Castle & Co (a)	15,585	270	Savient Pharmaceuticals Inc (a)	65,883	461
CIRCOR International Inc	15,983	691	Viropharma Inc (a)	70,451	1,274
Haynes International Inc	11,317	709		$ 8,205
Kaydon Corp	30,234	1,078	Publicly Traded Investment Fund - 1.45%
Lawson Products Inc/DE	3,714	69	iShares S&P SmallCap 600 Index Fund	95,812	6,806
Mueller Industries Inc	35,107	1,318
Olympic Steel Inc	8,491	222	Real Estate - 0.11%
RTI International Metals Inc (a)	27,997	898	Forestar Group Inc (a)	32,852	535
	$ 5,255
Mining - 0.62%			REITS - 8.02%
AMCOL International Corp	23,646	725	Acadia Realty Trust	37,396	785
Century Aluminum Co (a)	52,665	686	BioMed Realty Trust Inc	121,722	2,388
Kaiser Aluminum Corp	13,760	768	Cedar Shopping Centers Inc	44,585	221
Materion Corp (a)	18,926	721	Colonial Properties Trust	77,416	1,668
	$ 2,900		DiamondRock Hospitality Co	155,225	1,586
Miscellaneous Manufacturing - 3.03%			EastGroup Properties Inc	24,869	1,107
Actuant Corp	63,617	1,572	Entertainment Properties Trust	43,256	2,011
AO Smith Corp	31,272	1,297	Extra Space Storage Inc	86,757	1,844
AZZ Inc	11,633	582	Franklin Street Properties Corp	65,707	829
Barnes Group Inc	41,917	1,021	Getty Realty Corp	23,537	546
Ceradyne Inc (a)	23,086	748	Healthcare Realty Trust Inc	67,462	1,322
CLARCOR Inc	46,755	2,060	Home Properties Inc	36,232	2,374
EnPro Industries Inc (a)	19,171	886	Inland Real Estate Corp	71,595	631
ESCO Technologies Inc	24,674	856	Kilroy Realty Corp	54,214	2,092
Federal Signal Corp	57,609	333	Kite Realty Group Trust	58,948	268
Griffon Corp (a)	44,099	417	LaSalle Hotel Properties	79,053	1,977
John Bean Technologies Corp	26,563	469	Lexington Realty Trust	125,482	1,054
Koppers Holdings Inc	19,108	707	LTC Properties Inc	28,133	764
LSB Industries Inc (a)	15,800	628	Medical Properties Trust Inc	103,607	1,218
Lydall Inc (a)	15,910	192	Mid-America Apartment Communities Inc	34,034	2,409
Movado Group Inc	16,136	261	National Retail Properties Inc	78,841	1,978
Myers Industries Inc	32,763	390	Parkway Properties Inc/MD	20,369	359
Standex International Corp	11,584	373	Pennsylvania Real Estate Investment Trust	51,609	754
STR Holdings Inc (a)	38,493	530	Post Properties Inc	46,221	1,960
Sturm Ruger & Co Inc	17,501	478	PS Business Parks Inc	17,419	990
Tredegar Corp	21,369	407	Saul Centers Inc	10,748	424
	$ 14,207		Sovran Self Storage Inc	25,675	1,041
Office Furnishings - 0.21%			Tanger Factory Outlet Centers	79,653	2,187
Interface Inc	60,689	972	Universal Health Realty Income Trust	11,736	484
			Urstadt Biddle Properties Inc	21,653	384
Oil & Gas - 1.89%				$ 37,655
Approach Resources Inc (a)	26,357	684	Retail - 8.69%
Contango Oil & Gas Co (a)	11,913	752	Big 5 Sporting Goods Corp	20,388	168
Georesources Inc (a)	17,236	440	Biglari Holdings Inc (a)	1,329	489
Gulfport Energy Corp (a)	36,952	1,347	BJ's Restaurants Inc (a)	21,208	983
Penn Virginia Corp	42,356	556	Brown Shoe Co Inc	41,125	415
Petroleum Development Corp (a)	21,791	791	Buckle Inc/The	24,588	1,090
			Buffalo Wild Wings Inc (a)	16,991	1,079

See accompanying notes

254

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Retail (continued)			Semiconductors (continued)
Cabela's Inc (a)	37,813 $	1,035	Micrel Inc	46,701 $	474
Casey's General Stores Inc	35,196	1,584	Microsemi Corp (a)	80,124	1,590
Cash America International Inc	27,264	1,526	MKS Instruments Inc	48,470	1,209
Cato Corp/The	27,354	761	Monolithic Power Systems Inc (a)	31,783	429
CEC Entertainment Inc	18,405	712	Nanometrics Inc (a)	16,439	278
Childrens Place Retail Stores Inc/The (a)	23,978	1,159	Pericom Semiconductor Corp (a)	23,212	190
Christopher & Banks Corp	33,195	209	Power Integrations Inc	26,743	949
Coinstar Inc (a)	29,093	1,422	Rubicon Technology Inc (a)	15,159	223
Coldwater Creek Inc (a)	55,785	70	Rudolph Technologies Inc (a)	29,355	252
Cracker Barrel Old Country Store Inc	21,308	961	Sigma Designs Inc (a)	25,955	222
DineEquity Inc (a)	14,775	770	Standard Microsystems Corp (a)	21,341	505
Ezcorp Inc (a)	46,301	1,541	Supertex Inc (a)	12,042	233
Finish Line Inc/The	50,018	1,065	Tessera Technologies Inc (a)	47,408	745
First Cash Financial Services Inc (a)	29,037	1,256	TriQuint Semiconductor Inc (a)	152,296	1,145
Fred's Inc	36,459	481	Ultratech Inc (a)	23,322	615
Genesco Inc (a)	21,970	1,138	Veeco Instruments Inc (a)	37,716	1,501
Group 1 Automotive Inc	22,278	1,061	Volterra Semiconductor Corp (a)	22,775	587
Haverty Furniture Cos Inc	17,238	191		$ 18,830
Hibbett Sports Inc (a)	25,336	994	Software - 3.96%
HOT Topic Inc	41,500	310	Avid Technology Inc (a)	27,081	354
HSN Inc (a)	36,363	1,189	Blackbaud Inc	40,177	1,020
Jack in the Box Inc (a)	46,091	1,047	Bottomline Technologies Inc (a)	31,560	735
JOS A Bank Clothiers Inc (a)	25,621	1,315	CommVault Systems Inc (a)	40,841	1,581
Kirkland's Inc (a)	14,593	157	Computer Programs & Systems Inc	10,260	753
Lithia Motors Inc	20,317	419	CSG Systems International Inc (a)	32,096	570
Liz Claiborne Inc (a)	87,707	561	Digi International Inc (a)	23,500	336
Lumber Liquidators Holdings Inc (a)	21,758	342	Ebix Inc (a)	36,609	721
MarineMax Inc (a)	21,546	198	EPIQ Systems Inc	29,223	378
Men's Wearhouse Inc	47,744	1,566	Interactive Intelligence Group (a)	13,004	494
O'Charleys Inc (a)	17,521	107	JDA Software Group Inc (a)	39,238	1,097
OfficeMax Inc (a)	79,729	564	MicroStrategy Inc (a)	7,647	1,219
Papa John's International Inc (a)	18,626	581	Monotype Imaging Holdings Inc (a)	26,864	368
PEP Boys-Manny Moe & Jack	48,851	525	Omnicell Inc (a)	30,715	526
PetMed Express Inc	20,066	220	Progress Software Corp (a)	62,155	1,498
PF Chang's China Bistro Inc	21,186	698	Quality Systems Inc	17,860	1,632
Red Robin Gourmet Burgers Inc (a)	14,137	487	RightNow Technologies Inc (a)	22,373	759
Ruby Tuesday Inc (a)	60,373	549	Smith Micro Software Inc (a)	29,274	104
Rue21 Inc (a)	14,029	461	Synchronoss Technologies Inc (a)	23,523	688
Ruth's Hospitality Group Inc (a)	28,714	165	SYNNEX Corp (a)	22,247	630
Sonic Automotive Inc	32,901	516	Take-Two Interactive Software Inc (a)	80,387	1,084
Sonic Corp (a)	57,315	613	Taleo Corp (a)	38,084	1,261
Stage Stores Inc	33,410	595	THQ Inc (a)	63,367	169
Stein Mart Inc	25,844	246	Tyler Technologies Inc (a)	23,177	591
Texas Roadhouse Inc	53,479	883		$ 18,568
Tuesday Morning Corp (a)	33,669	145	Storage & Warehousing - 0.19%
Vitamin Shoppe Inc (a)	23,843	1,039	Mobile Mini Inc (a)	41,720	881
World Fuel Services Corp	65,666	2,471
Zale Corp (a)	21,472	120	Telecommunications - 2.73%
Zumiez Inc (a)	19,552	520	Anixter International Inc	26,595	1,660
	$ 40,769		Arris Group Inc (a)	114,785	1,377
Savings & Loans - 0.61%			Atlantic Tele-Network Inc	8,422	318
Bank Mutual Corp	42,652	158	Black Box Corp	16,667	475
Brookline Bancorp Inc	54,784	469	Cbeyond Inc (a)	29,011	326
Dime Community Bancshares Inc	25,917	364	Cincinnati Bell Inc (a)	184,360	638
Northwest Bancshares Inc	98,132	1,206	Comtech Telecommunications Corp	24,150	651
Provident Financial Services Inc	48,222	668	EMS Technologies Inc (a)	14,227	468
	$ 2,865		General Communication Inc (a)	35,329	401
Semiconductors - 4.01%			Harmonic Inc (a)	92,619	503
ATMI Inc (a)	29,349	547	LogMeIn Inc (a)	15,390	547
Brooks Automation Inc	61,345	583	Netgear Inc (a)	33,945	1,117
Cabot Microelectronics Corp (a)	21,808	844	Network Equipment Technologies Inc (a)	28,192	73
Ceva Inc (a)	21,365	646	Neutral Tandem Inc (a)	28,956	444
Cirrus Logic Inc (a)	61,415	932	Novatel Wireless Inc (a)	29,723	153
Cohu Inc	22,297	279	NTELOS Holdings Corp	27,723	538
Diodes Inc (a)	34,011	801	Oplink Communications Inc (a)	19,152	323
DSP Group Inc (a)	21,714	165	Symmetricom Inc (a)	39,905	226
Entropic Communications Inc (a)	65,825	440	Tekelec (a)	63,976	502
Exar Corp (a)	41,289	273	USA Mobility Inc	20,497	338
Hittite Microwave Corp (a)	23,249	1,302	ViaSat Inc (a)	38,718	1,740
Kopin Corp (a)	59,876	257		$ 12,818
Kulicke & Soffa Industries Inc (a)	66,773	614

See accompanying notes

255

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2011 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)	Sector	Percent
			Financial	20.81%
Textiles - 0.29%			Consumer, Non-cyclical	18.65%
G&K Services Inc	17,353 $	591
Unifirst Corp/MA	13,633	748	Industrial	16.98%
			Consumer, Cyclical	16.00%
		$ 1,339	Technology	10.04%
Toys, Games & Hobbies - 0.09%			Communications	4.75%
Jakks Pacific Inc	25,232	440	Energy	3.92%
			Utilities	3.82%
Transportation - 1.57%			Basic Materials	3.56%
Arkansas Best Corp	23,577	567	Exchange Traded Funds	1.45%
Bristow Group Inc	33,682	1,633	Other Assets in Excess of Liabilities, Net	0.02%
Forward Air Corp	27,244	849	TOTAL NET ASSETS	100.00%
Heartland Express Inc	47,099	722
HUB Group Inc (a)	34,764	1,233
Knight Transportation Inc	57,271	902
Old Dominion Freight Line Inc (a)	39,955	1,480
		$ 7,386
Water - 0.13%
American States Water Co	17,307	592

TOTAL COMMON STOCKS		$ 457,019
	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.59%	(000's)	Value (000's)
Banks - 2.59%
Investment in Joint Trading Account; Credit Suisse $	2,666	$ 2,666
Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
US Treasury Strips; $2,718,936; 4.50% -
9.00%; dated 11/15/18 - 08/15/39)
Investment in Joint Trading Account; Deutsche	4,998	4,998
Bank Repurchase Agreement; 0.18% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $5,098,006; 0.00%
- 5.92%; dated 01/03/12 - 01/15/37)
Investment in Joint Trading Account; Merrill	2,820	2,819
Lynch Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $2,875,989; 0.00%;
dated 10/21/11 - 04/15/42)
Investment in Joint Trading Account; Morgan	1,666	1,666
Stanley Repurchase Agreement; 0.16% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $1,699,335; 0.88%
- 5.30%; dated 05/01/13 - 04/26/19)
		$ 12,149
TOTAL REPURCHASE AGREEMENTS		$ 12,149
Total Investments		$ 469,168
Other Assets in Excess of Liabilities, Net - 0.01%		$ 70
TOTAL NET ASSETS - 100.00%		$ 469,238

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 77,878
Unrealized Depreciation	(43,700)
Net Unrealized Appreciation (Depreciation)	$ 34,178
Cost for federal income tax purposes	$ 434,990
All dollar amounts are shown in thousands (000's)

See accompanying notes

256

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2011	Long	145 $	12,004	$ 11,535	$ (469)
					$ (469)
All dollar amounts are shown in thousands (000's)

See accompanying notes

257

Schedule of Investments SmallCap Value Fund July 31, 2011 (unaudited)

COMMON STOCKS - 98.44%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 3.45%			Engineering & Construction - 0.89%
Esterline Technologies Corp (a)	15,760 $	1,204	MasTec Inc (a)	41,490 $	866
Moog Inc (a)	26,160	1,071
Triumph Group Inc	20,500	1,104	Entertainment - 0.78%
	$ 3,379		Shuffle Master Inc (a)	81,570	760
Airlines - 1.06%
Alaska Air Group Inc (a)	16,930	1,035	Gas - 1.21%
			Southwest Gas Corp	31,730	1,183
Apparel - 2.49%
G-III Apparel Group Ltd (a)	21,420	661	Hand & Machine Tools - 1.15%
Iconix Brand Group Inc (a)	40,740	950	Franklin Electric Co Inc	25,850	1,128
Perry Ellis International Inc (a)	35,290	825
	$ 2,436		Healthcare - Products - 2.87%
Automobile Parts & Equipment - 1.62%			Cooper Cos Inc/The	14,310	1,094
Dana Holding Corp (a)	40,830	680	Hill-Rom Holdings Inc	19,140	714
Tenneco Inc (a)	22,650	905	Orthofix International NV (a)	23,671	1,000
	$ 1,585			$ 2,808
Banks - 10.67%			Healthcare - Services - 2.30%
Bank of the Ozarks Inc	23,960	1,245	AMERIGROUP Corp (a)	19,120	1,051
Cathay General Bancorp	65,870	913	Magellan Health Services Inc (a)	22,910	1,194
Community Bank System Inc	52,260	1,315		$ 2,245
Community Trust Bancorp Inc	32,551	883	Insurance - 2.59%
East West Bancorp Inc	52,440	973	Delphi Financial Group Inc	40,420	1,088
Independent Bank Corp/Rockland MA	42,681	1,133	ProAssurance Corp (a)	10,920	760
MainSource Financial Group Inc	82,374	761	Selective Insurance Group Inc	42,080	690
National Penn Bancshares Inc	76,570	616		$ 2,538
Prosperity Bancshares Inc	21,440	890	Investment Companies - 0.59%
Signature Bank/New York NY (a)	11,000	651	PennantPark Investment Corp	54,576	580
Webster Financial Corp	51,820	1,058
	$ 10,438		Iron & Steel - 1.94%
Chemicals - 3.22%			Schnitzer Steel Industries Inc	12,160	618
Kraton Performance Polymers Inc (a)	20,695	747	Universal Stainless & Alloy (a)	28,527	1,275
PolyOne Corp	57,370	889		$ 1,893
Sensient Technologies Corp	15,430	573	Media - 0.76%
WR Grace & Co (a)	18,740	945	Sinclair Broadcast Group Inc	75,130	745
	$ 3,154
Commercial Services - 4.61%			Mining - 0.55%
Geo Group Inc/The (a)	39,630	824	Hecla Mining Co (a)	68,540	533
Kenexa Corp (a)	33,958	868
On Assignment Inc (a)	108,290	1,105	Miscellaneous Manufacturing - 1.93%
Rent-A-Center Inc/TX	34,570	935	AO Smith Corp	21,840	906
RSC Holdings Inc (a)	65,440	782	Koppers Holdings Inc	26,480	980
	$ 4,514			$ 1,886
Computers - 1.36%			Office Furnishings - 1.01%
CACI International Inc (a)	9,260	547	Steelcase Inc	99,870	992
Ciber Inc (a)	156,600	786
	$ 1,333		Oil & Gas - 4.84%
Consumer Products - 1.78%			Berry Petroleum Co	21,410	1,228
Helen of Troy Ltd (a)	25,920	836	Georesources Inc (a)	36,830	940
Prestige Brands Holdings Inc (a)	73,960	904	Pioneer Drilling Co (a)	58,350	949
			Rosetta Resources Inc (a)	19,670	1,018
	$ 1,740		Swift Energy Co (a)	15,790	602
Diversified Financial Services - 1.17%
Evercore Partners Inc - Class A	16,744	476		$ 4,737
National Financial Partners Corp (a)	59,060	669	Oil & Gas Services - 2.02%
			Complete Production Services Inc (a)	29,400	1,143
	$ 1,145		Oil States International Inc (a)	10,300	831
Electric - 5.69%
Avista Corp	60,930	1,536		$ 1,974
El Paso Electric Co	41,380	1,384	Packaging & Containers - 0.48%
NorthWestern Corp	37,570	1,203	Rock-Tenn Co	7,570	465
Unisource Energy Corp	39,180	1,443	Pharmaceuticals - 0.96%

	$ 5,566		Par Pharmaceutical Cos Inc (a)	29,040	941
Electrical Components & Equipment - 0.88%
EnerSys (a)	27,060	865
			Private Equity - 0.85%
			American Capital Ltd (a)	85,950	831
Electronics - 3.47%
Brady Corp	24,900	737
Cymer Inc (a)	20,790	915	REITS - 11.84%
OSI Systems Inc (a)	24,280	1,003	Agree Realty Corp	26,780	608
Watts Water Technologies Inc	22,200	744	Ashford Hospitality Trust Inc	117,020	1,276
	$ 3,399		Entertainment Properties Trust	24,353	1,132
			Extra Space Storage Inc	64,440	1,370

See accompanying notes

258

Schedule of Investments
SmallCap Value Fund
July 31, 2011 (unaudited)

COMMON STOCKS (continued)		Shares Held Value (000's)	(a) Non-Income Producing Security
REITS (continued)
Kilroy Realty Corp	21,340 $	823
MFA Financial Inc	85,430	640	Unrealized Appreciation (Depreciation)
Mid-America Apartment Communities Inc	15,670	1,109	The net federal income tax unrealized appreciation (depreciation) and federal tax
Post Properties Inc	35,040	1,486	cost of investments held as of the period end were as follows:
PS Business Parks Inc	20,170	1,146
Urstadt Biddle Properties Inc	55,459	984	Unrealized Appreciation	$ 10,481
Washington Real Estate Investment Trust	31,680	1,014	Unrealized Depreciation	(3,102)
		$ 11,588	Net Unrealized Appreciation (Depreciation)	$ 7,379
Retail - 5.33%			Cost for federal income tax purposes	$ 90,016
Ascena Retail Group Inc (a)	27,080	875
			All dollar amounts are shown in thousands (000's)
Brinker International Inc	32,770	787
Chico's FAS Inc	46,440	701	Portfolio Summary (unaudited)
Dillard's Inc	19,050	1,072	Sector	Percent
Finish Line Inc/The	40,730	868	Financial	32.48%
Sally Beauty Holdings Inc (a)	52,810	908
			Industrial	13.81%
		$ 5,211	Consumer, Non-cyclical	12.52%
Savings & Loans - 3.65%			Consumer, Cyclical	12.29%
Investors Bancorp Inc (a)	69,220	958
			Utilities	6.90%
Northwest Bancshares Inc	60,830	748	Energy	6.86%
OceanFirst Financial Corp	48,410	651	Basic Materials	5.69%
Provident Financial Services Inc	87,430	1,212	Communications	4.50%
		$ 3,569	Technology	4.50%
Semiconductors - 2.22%			Other Assets in Excess of Liabilities, Net	0.45%
Lattice Semiconductor Corp (a)	137,160	850
			TOTAL NET ASSETS	100.00%
MKS Instruments Inc	26,610	664
Rudolph Technologies Inc (a)	76,926	661
		$ 2,175
Software - 0.92%
SYNNEX Corp (a)	31,650	896

Telecommunications - 3.74%
Arris Group Inc (a)	80,150	962
Consolidated Communications Holdings Inc	52,180	940
Plantronics Inc	22,490	770
RF Micro Devices Inc (a)	145,601	983
		$ 3,655
Transportation - 1.55%
Atlas Air Worldwide Holdings Inc (a)	15,000	786
HUB Group Inc (a)	20,620	731
		$ 1,517
TOTAL COMMON STOCKS		$ 96,305
	Maturity
	Amount
REPURCHASE AGREEMENTS - 1.11%	(000's)	Value (000's)
Banks - 1.11%
Investment in Joint Trading Account; Credit Suisse $	239	$ 239
Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
US Treasury Strips; $243,886; 4.50% -
9.00%; dated 11/15/18 - 08/15/39)
Investment in Joint Trading Account; Deutsche	448	448
Bank Repurchase Agreement; 0.18% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $457,286; 0.00% -
5.92%; dated 01/03/12 - 01/15/37)
Investment in Joint Trading Account; Merrill	253	253
Lynch Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $257,973; 0.00%;
dated 10/21/11 - 04/15/42)
Investment in Joint Trading Account; Morgan	149	150
Stanley Repurchase Agreement; 0.16% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $152,429; 0.88% -
5.30%; dated 05/01/13 - 04/26/19)
		$ 1,090
TOTAL REPURCHASE AGREEMENTS		$ 1,090
Total Investments		$ 97,395
Other Assets in Excess of Liabilities, Net - 0.45%		$ 442
TOTAL NET ASSETS - 100.00%		$ 97,837

See accompanying notes

259

Schedule of Investments
SmallCap Value Fund II
July 31, 2011 (unaudited)

COMMON STOCKS - 95.84%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.04%			Automobile Parts & Equipment - 0.99%
APAC Customer Services Inc (a)	3,111 $	26	Accuride Corp (a)	14,407 $	165
Harte-Hanks Inc	25,152	205	American Axle & Manufacturing Holdings Inc (a)	46,344	532
Marchex Inc	10,072	87	Commercial Vehicle Group Inc (a)	13,246	140
Valuevision Media Inc (a)	14,868	112	Dana Holding Corp (a)	21,245	354
	$ 430		Dorman Products Inc (a)	6,122	219
Aerospace & Defense - 1.63%			Douglas Dynamics Inc	5,174	79
AAR Corp	97,155	2,851	Exide Technologies (a)	66,250	475
Alliant Techsystems Inc	22,725	1,482	Federal-Mogul Corp (a)	30,582	586
Allied Defense Group Inc/The (a)	2,055	7	Fuel Systems Solutions Inc (a)	5,767	122
Arotech Corp (a)	9,039	17	Meritor Inc (a)	43,999	594
CPI Aerostructures Inc (a)	116	2	Miller Industries Inc/TN	34,971	573
Cubic Corp	14,005	680	Modine Manufacturing Co (a)	25,069	374
Curtiss-Wright Corp	66,386	2,122	Motorcar Parts of America Inc (a)	18,186	235
Ducommun Inc	22,967	505	Spartan Motors Inc	73,364	337
Esterline Technologies Corp (a)	60,519	4,622	Standard Motor Products Inc	32,412	460
GenCorp Inc (a)	40,083	227	Superior Industries International Inc	54,361	1,100
HEICO Corp	6,732	352	Supreme Industries Inc (a)	4,647	15
Kaman Corp	10,809	385	Tenneco Inc (a)	101,386	4,049
Kratos Defense & Security Solutions Inc (a)	19,973	217	Titan International Inc	27,439	693
LMI Aerospace Inc (a)	15,016	346		$ 11,102
Moog Inc (a)	41,970	1,718	Banks - 9.07%
Orbital Sciences Corp (a)	12,146	210	1st Source Corp	35,808	825
SIFCO Industries Inc	769	14	1st United Bancorp Inc/Boca Raton (a)	23,296	138
Teledyne Technologies Inc (a)	12,289	666	Alliance Financial Corp/NY	3,012	97
Triumph Group Inc	35,632	1,918	Ameris Bancorp (a)	9,496	96
	$ 18,341		AmeriServ Financial Inc (a)	22,099	49
Agriculture - 0.24%			Ames National Corp	5,204	91
Alliance One International Inc (a)	150,414	495	Arrow Financial Corp	5,806	140
Andersons Inc/The	14,962	615	Associated Banc-Corp	245,800	3,355
Griffin Land & Nurseries Inc	472	13	Bancfirst Corp	4,056	155
MGP Ingredients Inc	14,268	112	Banco Latinoamericano de Comercio Exterior SA	77,358	1,369
Universal Corp/VA	39,368	1,446	Bancorp Inc/DE (a)	69,457	625
	$ 2,681		Bancorp Rhode Island Inc	2,253	99
Airlines - 0.50%			BancorpSouth Inc	85,178	1,153
Alaska Air Group Inc (a)	13,401	819	BancTrust Financial Group Inc (a)	9,317	22
Hawaiian Holdings Inc (a)	40,088	189	Bank of Commerce Holdings	411	2
JetBlue Airways Corp (a)	442,296	2,119	Bank of Florida Corp (a),(c)	6,269	—
MAIR Holdings Inc (a),(b),(c)	16,800	—	Bank of Granite Corp (a)	4,030	3
Pinnacle Airlines Corp (a)	14,126	56	Bank of Hawaii Corp	46,775	2,096
Republic Airways Holdings Inc (a)	77,673	337	Bank of Kentucky Financial Corp	3,501	84
Skywest Inc	106,496	1,369	Bank of Marin Bancorp	3,306	127
Spirit Airlines Inc (a)	21,895	287	Bank of the Ozarks Inc	4,849	252
US Airways Group Inc (a)	65,440	408	Banner Corp	7,792	144
	$ 5,584		Boston Private Financial Holdings Inc	200,193	1,387
Apparel - 1.48%			Bridge Bancorp Inc	2,682	56
Carter's Inc (a)	4,034	135	Bridge Capital Holdings (a)	5,543	62
Columbia Sportswear Co	2,340	134	Bryn Mawr Bank Corp	5,367	108
Deckers Outdoor Corp (a)	3,455	343	Camden National Corp	4,576	146
Delta Apparel Inc (a)	8,663	170	Capital Bank Corp (a)	8,958	26
Hanesbrands Inc (a)	117,625	3,589	Capital City Bank Group Inc	10,625	110
Iconix Brand Group Inc (a)	200,735	4,683	CapitalSource Inc	374,544	2,420
			Capitol Bancorp Ltd (a)	11,611	1
Jones Group Inc/The	62,949	815
K-Swiss Inc (a)	5,023	54	Cathay General Bancorp	243,911	3,380
Lacrosse Footwear Inc	2,700	38	Center Bancorp Inc	7,349	74
Lakeland Industries Inc (a)	4,532	37	Center Financial Corp (a)	25,354	156
Perry Ellis International Inc (a)	28,653	670	Centerstate Banks Inc	19,324	127
Quiksilver Inc (a)	233,335	1,227	Central Bancorp Inc/MA	538	11
Rocky Brands Inc (a)	7,807	99	Central Pacific Financial Corp (a)	1,732	23
Skechers U.S.A. Inc (a)	12,979	216	Century Bancorp Inc/MA	2,276	62
Superior Uniform Group Inc	3,314	39	Chemical Financial Corp	36,739	697
Tandy Brands Accessories Inc (a)	5,373	11	Citizens Republic Bancorp Inc (a)	12,307	113
Timberland Co/The (a)	4,313	185	City Holding Co	6,017	188
True Religion Apparel Inc (a)	7,703	259	CNB Financial Corp/PA	7,532	104
Unifi Inc (a)	27,246	350	CoBiz Financial Inc	18,285	112
Warnaco Group Inc/The (a)	2,792	149	Columbia Banking System Inc	23,882	420
Wolverine World Wide Inc	89,922	3,405	Comerica Inc	44,396	1,422
	$ 16,608		Community Bank System Inc	43,363	1,091
Automobile Manufacturers - 0.01%			Community Trust Bancorp Inc	5,456	148
			Crescent Financial Corp (a)	3,633	15
Force Protection Inc (a)	26,298	120
			CVB Financial Corp	80,590	781
			Dearborn Bancorp Inc (a)	3,450	5

See accompanying notes

260

Schedule of Investments
SmallCap Value Fund II
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Banks (continued)			Banks (continued)
Eagle Bancorp Inc (a)	10,378 $	140	Pacific Continental Corp	2,623 $	26
East West Bancorp Inc	17,108	318	Pacific Mercantile Bancorp (a)	4,122	19
Encore Bancshares Inc (a)	10,612	128	PacWest Bancorp	34,482	684
Enterprise Bancorp Inc/MA	3,539	57	Park National Corp	5,204	321
Enterprise Financial Services Corp	3,750	52	Patriot National Bancorp Inc (a)	2,329	5
Farmers Capital Bank Corp (a)	627	3	Penns Woods Bancorp Inc	2,519	90
Fidelity Southern Corp	5,248	36	Peoples Bancorp Inc/OH	7,957	95
Financial Institutions Inc	8,753	147	Pinnacle Financial Partners Inc (a)	58,012	884
First Bancorp Inc/ME	5,335	79	Preferred Bank/Los Angeles CA (a)	444	4
First BanCorp/Puerto Rico (a)	2,587	11	Premier Financial Bancorp Inc (a)	627	5
First Bancorp/Troy NC	22,713	224	PrivateBancorp Inc	165,134	1,947
First Busey Corp	32,073	167	Prosperity Bancshares Inc	140,303	5,827
First California Financial Group Inc (a)	6,675	24	Renasant Corp	32,793	502
First Commonwealth Financial Corp	297,656	1,530	Republic Bancorp Inc/KY	9,449	171
First Community Bancshares Inc/VA	26,066	328	Republic First Bancorp Inc (a)	5,138	11
First Financial Bancorp	71,868	1,150	S&T Bancorp Inc	21,354	406
First Financial Bankshares Inc	21,937	707	Sandy Spring Bancorp Inc	39,538	707
First Financial Corp/IN	4,388	145	SCBT Financial Corp	4,985	146
First Interstate Bancsystem Inc	14,342	192	Seacoast Banking Corp of Florida (a)	3,087	5
First Mariner Bancorp Inc (a)	2,050	1	Shore Bancshares Inc	1,348	8
First Merchants Corp	43,644	391	Sierra Bancorp	12,970	149
First Midwest Bancorp Inc/IL	92,295	1,100	Signature Bank/New York NY (a)	6,990	414
First of Long Island Corp/The	4,482	119	Simmons First National Corp	8,286	201
First Regional Bancorp/Los Angeles CA (a),(c)	4,482	—	Southern Community Financial Corp/NC (a)	13,075	20
First Security Group Inc/TN (a)	4,926	2	Southern Connecticut Bancorp Inc (a)	896	3
FirstMerit Corp	384,976	5,624	Southside Bancshares Inc	10,463	207
FNB Corp/PA	246,964	2,470	Southwest Bancorp Inc/Stillwater OK (a)	27,222	168
Franklin Financial Corp/VA (a)	8,444	102	State Bancorp Inc/NY	9,173	119
Fulton Financial Corp	20,546	209	State Bank Financial Corp (a)	12,451	183
German American Bancorp Inc	7,632	128	StellarOne Corp	22,420	279
Glacier Bancorp Inc	81,674	1,073	Sterling Bancorp/NY	26,495	250
Great Southern Bancorp Inc	6,316	115	Sterling Financial Corp/WA (a)	9,297	161
Green Bankshares Inc (a)	7,648	20	Suffolk Bancorp	5,887	71
Guaranty Bancorp (a)	41,148	57	Sun Bancorp Inc/NJ (a)	23,189	72
Hancock Holding Co	83,432	2,749	Superior Bancorp (a)	7,473	—
Hanmi Financial Corp (a)	121,806	130	Susquehanna Bancshares Inc	452,156	3,405
Heartland Financial USA Inc	1,314	21	SVB Financial Group (a)	41,560	2,536
Heritage Commerce Corp (a)	6,873	34	SY Bancorp Inc	6,316	143
Heritage Financial Corp/WA	167	2	Synovus Financial Corp	183,392	336
Home Bancshares Inc/AR	9,137	215	Taylor Capital Group Inc (a)	9,264	74
Horizon Financial Corp (a)	2,100	—	Tennessee Commerce Bancorp Inc (a)	737	1
Iberiabank Corp	24,285	1,238	Texas Capital Bancshares Inc (a)	39,133	1,069
Independent Bank Corp/MI (a)	1,910	4	TIB Financial Corp (a)	153	2
Independent Bank Corp/Rockland MA	8,806	234	Tompkins Financial Corp	4,909	198
International Bancshares Corp	81,508	1,371	Tower Bancorp Inc	510	14
Intervest Bancshares Corp (a)	7,097	24	TowneBank/Portsmouth VA	37,439	489
Lakeland Bancorp Inc	12,210	121	Trico Bancshares	8,545	127
Lakeland Financial Corp	6,382	144	Trustco Bank Corp NY	115,056	531
LNB Bancorp Inc	10,575	54	Trustmark Corp	54,603	1,190
Macatawa Bank Corp (a)	7,447	22	UMB Financial Corp	45,605	1,892
MainSource Financial Group Inc	22,328	206	Umpqua Holdings Corp	283,980	3,226
MB Financial Inc	147,273	2,973	Union First Market Bankshares Corp	29,331	365
MBT Financial Corp (a)	7,614	10	United Bankshares Inc	40,058	956
Mercantile Bank Corp (a)	3,822	38	United Community Banks Inc/GA (a)	15,397	168
Merchants Bancshares Inc	2,886	76	Univest Corp of Pennsylvania	10,989	164
Metro Bancorp Inc (a)	18,349	210	Virginia Commerce Bancorp Inc (a)	9,978	64
MidWestOne Financial Group Inc	700	10	Washington Banking Co	9,251	120
Nara Bancorp Inc (a)	84,883	682	Washington Trust Bancorp Inc	8,640	197
National Bankshares Inc	4,263	110	Webster Financial Corp	281,894	5,757
National Penn Bancshares Inc	469,431	3,774	WesBanco Inc	40,215	826
NBT Bancorp Inc	37,282	822	West Bancorporation Inc	10,127	101
NewBridge Bancorp (a)	10,242	49	West Coast Bancorp/OR (a)	13,715	223
North Valley Bancorp (a)	140	2	Westamerica Bancorporation	9,654	453
Northeast Bancorp	237	3	Western Alliance Bancorp (a)	150,974	1,062
Northrim BanCorp Inc	782	15	Wilshire Bancorp Inc (a)	2,280	8
Old National Bancorp/IN	128,747	1,313	Wintrust Financial Corp	100,077	3,421
Old Second Bancorp Inc (a)	12,948	16	Yadkin Valley Financial Corp (a)	7,050	13
OmniAmerican Bancorp Inc (a)	12,215	179		$ 101,792
Oriental Financial Group Inc	43,644	542	Beverages - 0.10%
Orrstown Financial Services Inc	4,256	80	Boston Beer Co Inc (a)	3,966	358
Pacific Capital Bancorp NA (a)	387	12	Central European Distribution Corp (a)	66,667	645

See accompanying notes

261

Schedule of Investments
SmallCap Value Fund II
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Beverages (continued)			Chemicals (continued)
Craft Brewers Alliance Inc (a)	15,000 $	117	WR Grace & Co (a)	11,523 $	581
	$ 1,120		Zoltek Cos Inc (a)	63,343	640
Biotechnology - 0.25%				$ 22,107
Affymax Inc (a)	11,047	73	Coal - 0.18%
AMAG Pharmaceuticals Inc (a)	1,735	26	Cloud Peak Energy Inc (a)	50,396	1,124
Cambrex Corp (a)	38,800	171	James River Coal Co (a)	14,176	269
Cell Therapeutics Inc (a)	12,697	17	L&L Energy Inc (a)	36,577	181
Emergent Biosolutions Inc (a)	8,720	180	Patriot Coal Corp (a)	21,560	407
Enzo Biochem Inc (a)	21,383	82	Westmoreland Coal Co (a)	4,385	68
Enzon Pharmaceuticals Inc (a)	39,385	383		$ 2,049
Geron Corp (a)	34,916	134	Commercial Services - 5.60%
Harvard Bioscience Inc (a)	15,151	77	Aaron's Inc	178,906	4,510
Inhibitex Inc (a)	10,492	43	ABM Industries Inc	32,723	736
Insmed Inc (a)	15,039	173	Advance America Cash Advance Centers Inc	19,837	140
InterMune Inc (a)	10,124	338	Advisory Board Co/The (a)	1,714	92
Maxygen Inc	57,935	315	Albany Molecular Research Inc (a)	13,778	66
Medicines Co/The (a)	9,639	144	American Public Education Inc (a)	5,528	252
Momenta Pharmaceuticals Inc (a)	2,104	37	American Reprographics Co (a)	43,291	296
Novavax Inc (a)	18,401	34	AMN Healthcare Services Inc (a)	13,079	105
Nymox Pharmaceutical Corp (a)	2,035	16	Ascent Capital Group Inc (a)	20,733	998
PDL BioPharma Inc	14,863	92	Asset Acceptance Capital Corp (a)	3,448	17
RTI Biologics Inc (a)	81,978	270	Avalon Holdings Corp (a)	3,917	10
SuperGen Inc (a)	59,018	181	Avis Budget Group Inc (a)	141,767	2,142
	$ 2,786		Barrett Business Services Inc	10,565	158
Building Materials - 1.03%			Capella Education Co (a)	2,518	108
Apogee Enterprises Inc	30,248	346	Cardtronics Inc (a)	3,400	78
Builders FirstSource Inc (a)	18,688	43	Carriage Services Inc	24,394	139
Comfort Systems USA Inc	13,191	138	CBIZ Inc (a)	48,197	360
Drew Industries Inc	7,564	161	CDI Corp	30,798	399
Eagle Materials Inc	63,100	1,568	Cenveo Inc (a)	18,981	110
Gibraltar Industries Inc (a)	56,455	580	Champion Industries Inc/WV (a)	10,371	13
Interline Brands Inc (a)	44,201	740	Collectors Universe	579	9
KSW Inc	100	—	Consolidated Graphics Inc (a)	51,491	2,656
Lennox International Inc	75,750	2,801	Convergys Corp (a)	242,965	3,023
Louisiana-Pacific Corp (a)	239,836	1,859	CoreLogic Inc/United States (a)	30,965	489
LSI Industries Inc	26,774	223	Corinthian Colleges Inc (a)	42,288	176
PGT Inc (a)	10,663	20	Corrections Corp of America (a)	181,550	3,896
Quanex Building Products Corp	16,184	253	CRA International Inc (a)	14,010	376
Simpson Manufacturing Co Inc	14,418	408	Cross Country Healthcare Inc (a)	53,496	369
Texas Industries Inc	47,108	1,819	Edgewater Technology Inc (a)	10,657	29
Trex Co Inc (a)	4,355	92	Electro Rent Corp	28,097	454
Universal Forest Products Inc	19,527	576	Euronet Worldwide Inc (a)	46,137	791
	$ 11,627		Franklin Covey Co (a)	4,240	47
Chemicals - 1.97%			FTI Consulting Inc (a)	72,457	2,630
A Schulman Inc	52,063	1,153	Geo Group Inc/The (a)	117,645	2,447
Aceto Corp	37,566	229	Global Cash Access Holdings Inc (a)	70,707	198
American Pacific Corp (a)	4,299	35	Grand Canyon Education Inc (a)	6,694	103
American Vanguard Corp	20,520	280	Great Lakes Dredge & Dock Corp	136,177	811
Arch Chemicals Inc	15,010	707	H&E Equipment Services Inc (a)	12,726	153
Chemtura Corp (a)	12,885	227	Hackett Group Inc/The (a)	25,149	110
Codexis Inc (a)	240	2	Heidrick & Struggles International Inc	5,835	155
Ferro Corp (a)	57,901	753	Hill International Inc (a)	9,454	51
Georgia Gulf Corp (a)	79,372	1,591	Hudson Highland Group Inc (a)	3,116	19
HB Fuller Co	63,086	1,442	Huron Consulting Group Inc (a)	6,378	206
Innophos Holdings Inc	3,776	182	ICF International Inc (a)	34,559	807
Innospec Inc (a)	1,541	49	Insperity Inc	12,526	366
Kraton Performance Polymers Inc (a)	2,462	89	Intersections Inc	9,391	182
Landec Corp (a)	38,225	236	KAR Auction Services Inc (a)	127,726	2,271
Minerals Technologies Inc	16,274	1,054	Kelly Services Inc	82,590	1,292
NewMarket Corp	3,696	606	Korn/Ferry International (a)	41,104	885
Olin Corp	12,651	265	Lincoln Educational Services Corp	13,742	245
OM Group Inc (a)	80,121	2,907	Live Nation Entertainment Inc (a)	115,965	1,287
Penford Corp (a)	5,082	30	Mac-Gray Corp	26,273	386
PolyOne Corp	29,484	457	McGrath Rentcorp	100,886	2,626
Quaker Chemical Corp	1,893	77	Medifast Inc (a)	25,277	488
Sensient Technologies Corp	162,661	6,038	MoneyGram International Inc (a)	4,411	15
Solutia Inc (a)	10,734	230	Multi-Color Corp	12,079	326
Spartech Corp (a)	45,423	261	Navigant Consulting Inc (a)	61,557	725
Stepan Co	2,808	223	On Assignment Inc (a)	49,302	503
TPC Group Inc (a)	2,856	115	Parexel International Corp (a)	3,400	70
Westlake Chemical Corp	31,831	1,648	PDI Inc (a)	14,086	105

See accompanying notes

262

Schedule of Investments
SmallCap Value Fund II
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Commercial Services (continued)			Consumer Products (continued)
Perceptron Inc (a)	4,524 $	29	Ennis Inc	48,777 $	855
PHH Corp (a)	157,526	2,956	Helen of Troy Ltd (a)	37,082	1,196
Providence Service Corp/The (a)	14,996	178	Kid Brands Inc (a)	17,331	79
QC Holdings Inc	400	2	Oil-Dri Corp of America	2,481	51
Quad/Graphics Inc	11,440	385	Prestige Brands Holdings Inc (a)	121,434	1,484
RCM Technologies Inc (a)	10,998	61	Scotts Miracle-Gro Co/The	97,363	4,913
Rent-A-Center Inc/TX	162,192	4,388	Spectrum Brands Holdings Inc (a)	29,079	776
Resources Connection Inc	16,128	210	WD-40 Co	34,500	1,511
RSC Holdings Inc (a)	46,882	559		$ 14,606
SFN Group Inc (a)	113,709	1,583	Cosmetics & Personal Care - 0.03%
Spectrum Group International Inc (a)	8,050	23	CCA Industries Inc	400	2
StarTek Inc (a)	11,310	41	Elizabeth Arden Inc (a)	2,779	90
Stewart Enterprises Inc	136,289	947	Parlux Fragrances Inc (a)	15,328	46
Strayer Education Inc	1,364	166	Physicians Formula Holdings Inc (a)	19,729	75
Team Health Holdings Inc (a)	31,356	690	Revlon Inc (a)	6,598	111
TeleTech Holdings Inc (a)	9,140	181		$ 324
TMS International Corp (a)	4,649	58	Distribution & Wholesale - 1.11%
Towers Watson & Co	78,239	4,784	ADDvantage Technologies Group Inc (a)	3,841	10
Track Data Corp (a)	44	4	Beacon Roofing Supply Inc (a)	10,495	224
Tree.com Inc (a)	5,970	33	Brightpoint Inc (a)	86,184	784
TrueBlue Inc (a)	24,332	366	Core-Mark Holding Co Inc (a)	23,613	879
Tufco Technologies Inc (a)	1,165	4	GTSI Corp (a)	6,797	35
United Rentals Inc (a)	78,017	1,796	Navarre Corp (a)	15,359	30
Versar Inc (a)	8,300	25	Owens & Minor Inc	30,850	941
Viad Corp	32,634	676	Pool Corp	4,860	130
Volt Information Sciences Inc (a)	19,580	178	Scansource Inc (a)	43,129	1,594
	$ 62,829		School Specialty Inc (a)	24,332	292
Computers - 1.71%			Titan Machinery Inc (a)	33,342	880
3D Systems Corp (a)	3,387	73	United Stationers Inc	48,448	1,555
Agilysys Inc (a)	37,141	355	Watsco Inc	16,826	996
Astro-Med Inc	7,443	59	WESCO International Inc (a)	82,000	4,157
CACI International Inc (a)	137,335	8,113		$ 12,507
Ciber Inc (a)	163,064	818	Diversified Financial Services - 1.73%
Cogo Group Inc (a)	21,858	103	Artio Global Investors Inc	1,706	19
Computer Task Group Inc (a)	3,096	40	Asta Funding Inc	11,730	92
Cray Inc (a)	21,998	133	Calamos Asset Management Inc	43,795	596
Dataram Corp (a)	1,752	3	California First National Bancorp	986	15
Dynamics Research Corp (a)	10,063	122	CIFC Corp (a)	7,182	46
Electronics for Imaging Inc (a)	96,903	1,668	Cohen & Steers Inc	3,457	137
Fortinet Inc (a)	19,976	406	CompuCredit Holdings Corp (a)	57,562	173
Hutchinson Technology Inc (a)	28,250	88	Cowen Group Inc (a)	40,650	161
Imation Corp (a)	72,056	600	Credit Acceptance Corp (a)	2,628	208
Insight Enterprises Inc (a)	88,262	1,486	Doral Financial Corp (a)	12,130	21
Key Tronic Corp (a)	16,991	76	Edelman Financial Group Inc	20,537	157
Mentor Graphics Corp (a)	21,176	242	Federal Agricultural Mortgage Corp	17,569	355
Mercury Computer Systems Inc (a)	12,309	207	First Marblehead Corp/The (a)	57,745	95
NCI Inc (a)	3,342	72	Firstcity Financial Corp (a)	7,911	56
Ness Technologies Inc (a)	20,370	156	GFI Group Inc	42,836	194
PAR Technology Corp (a)	9,156	35	Higher One Holdings Inc (a)	17,406	346
Planar Systems Inc (a)	24,121	76	Intl. FCStone Inc (a)	8,052	185
Qualstar Corp (a)	4,617	8	Investment Technology Group Inc (a)	70,575	859
Quantum Corp (a)	91,939	242	JMP Group Inc	18,430	135
Radisys Corp (a)	20,005	159	KBW Inc	76,149	1,302
Rimage Corp	9,394	140	Knight Capital Group Inc (a)	185,689	2,100
SMART Modular Technologies WWH Inc (a)	64,335	579	Marlin Business Services Corp (a)	10,956	137
Spansion Inc (a)	17,441	317	MF Global Holdings Ltd (a)	387,728	2,858
Super Micro Computer Inc (a)	103,650	1,460	MicroFinancial Inc	5,351	32
SYKES Enterprises Inc (a)	34,014	656	National Financial Partners Corp (a)	17,613	200
Syntel Inc	4,854	267	Nelnet Inc	36,884	743
Tier Technologies Inc (a)	7,285	36	NewStar Financial Inc (a)	59,499	633
Unisys Corp (a)	9,978	207	Nicholas Financial Inc (a)	5,909	72
Xyratex Ltd	18,810	179	Ocwen Financial Corp (a)	63,332	816
	$ 19,181		Oppenheimer Holdings Inc	20,865	540
Consumer Products - 1.30%			Penson Worldwide Inc (a)	5,924	18
ACCO Brands Corp (a)	89,292	765	Piper Jaffray Cos (a)	33,549	989
American Greetings Corp	51,747	1,148	Portfolio Recovery Associates Inc (a)	911	74
AT Cross Co (a)	1,000	15	SeaCube Container Leasing Ltd	6,698	97
Blyth Inc	8,289	525	Stifel Financial Corp (a)	11,210	426
Central Garden and Pet Co (a)	27,553	246	Student Loan Corp (a),(b),(c)	10,805	27
Central Garden and Pet Co - A Shares (a)	85,587	750	SWS Group Inc	3,300	18
CSS Industries Inc	14,696	292	Virtus Investment Partners Inc (a)	4,932	387

See accompanying notes

263

Schedule of Investments
SmallCap Value Fund II
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Diversified Financial Services (continued)			Electronics (continued)
Waddell & Reed Financial Inc	106,700 $	3,916	Identive Group Inc (a)	7,796 $	17
World Acceptance Corp (a)	2,485	158	IntriCon Corp (a)	448	2
	$ 19,393		Kemet Corp (a)	17,088	208
Electric - 2.69%			LeCroy Corp (a)	9,050	92
Allete Inc	11,055	445	Measurement Specialties Inc (a)	1,160	38
Atlantic Power Corp	21,952	343	MEMSIC Inc (a)	5,491	16
Avista Corp	25,758	649	Methode Electronics Inc	19,468	206
Black Hills Corp	48,948	1,463	Multi-Fineline Electronix Inc (a)	6,585	134
Central Vermont Public Service Corp	4,910	172	Newport Corp (a)	25,840	402
CH Energy Group Inc	5,409	276	OSI Systems Inc (a)	2,682	111
Cleco Corp	126,438	4,390	Park Electrochemical Corp	8,453	221
Dynegy Inc (a)	118,387	677	Plexus Corp (a)	2,172	64
El Paso Electric Co	157,937	5,283	Rofin-Sinar Technologies Inc (a)	11,390	357
Empire District Electric Co/The	39,890	814	Rogers Corp (a)	10,437	506
GenOn Energy Inc (a)	375,075	1,459	Sanmina-SCI Corp (a)	57,086	650
IDACORP Inc	56,135	2,201	Sparton Corp (a)	14,794	137
MGE Energy Inc	16,947	696	Sypris Solutions Inc (a)	37,183	135
NorthWestern Corp	146,074	4,677	Tech Data Corp (a)	55,766	2,603
Ormat Technologies Inc	20,223	422	Thomas & Betts Corp (a)	61,150	2,983
Otter Tail Corp	46,879	974	TTM Technologies Inc (a)	43,413	602
Pike Electric Corp (a)	33,266	293	Viasystems Group Inc (a)	1,579	35
PNM Resources Inc	107,465	1,614	Vicon Industries Inc (a)	1,971	8
Portland General Electric Co	59,105	1,465	Vishay Intertechnology Inc (a)	138,697	1,910
Synthesis Energy Systems Inc (a)	7,503	15	Vishay Precision Group Inc (a)	21,012	358
UIL Holdings Corp	23,015	735	Watts Water Technologies Inc	53,078	1,780
Unisource Energy Corp	29,804	1,098	X-Rite Inc (a)	26,147	127
	$ 30,161		Zygo Corp (a)	7,339	88
Electrical Components & Equipment - 1.02%				$ 22,233
Acuity Brands Inc	8,169	398	Energy - Alternate Sources - 0.09%
Advanced Energy Industries Inc (a)	35,821	380	Ascent Solar Technologies Inc (a)	41,633	38
American Superconductor Corp (a)	17,698	129	FutureFuel Corp	7,289	89
Belden Inc	24,630	908	Green Plains Renewable Energy Inc (a)	58,868	645
C&D Technologies Inc (a)	176	2	Headwaters Inc (a)	69,215	159
Encore Wire Corp	42,576	938	Ocean Power Technologies Inc (a)	10,427	34
Energy Conversion Devices Inc (a)	142,461	150	REX American Resources Corp (a)	4,675	80
EnerSys (a)	111,256	3,558		$ 1,045
Evergreen Solar Inc (a)	950	—	Engineering & Construction - 1.19%
Generac Holdings Inc (a)	9,565	177	Argan Inc (a)	4,289	44
General Cable Corp (a)	93,993	3,738	Dycom Industries Inc (a)	98,394	1,676
Insteel Industries Inc	24,058	276	EMCOR Group Inc (a)	47,924	1,338
Littelfuse Inc	1,667	85	ENGlobal Corp (a)	18,947	76
Magnetek Inc (a)	5,063	9	Granite Construction Inc	53,657	1,254
NIVS IntelliMedia Technology Group Inc (a)	41,680	13	Insituform Technologies Inc (a)	15,776	317
Orion Energy Systems Inc (a)	15,690	57	Integrated Electrical Services Inc (a)	827	3
Powell Industries Inc (a)	3,299	127	Layne Christensen Co (a)	39,774	1,166
Power-One Inc (a)	2,551	18	MasTec Inc (a)	134,555	2,810
PowerSecure International Inc (a)	2,802	19	Michael Baker Corp (a)	5,066	106
Sunpower Corp - Class A (a)	2,774	54	Mistras Group Inc (a)	8,839	151
Sunpower Corp - Class B (a)	20,758	315	MYR Group Inc/Delaware (a)	68,171	1,656
Ultralife Corp (a)	14,398	68	National Technical Systems Inc (a)	5,205	31
Valence Technology Inc (a)	21,262	26	Orion Marine Group Inc (a)	16,371	142
	$ 11,445		Servidyne Inc	471	2
Electronics - 1.98%			Sterling Construction Co Inc (a)	17,687	226
Allied Motion Technologies Inc	200	1	Tutor Perini Corp	147,047	2,320
American Science & Engineering Inc	2,293	186	VSE Corp	2,511	53
Analogic Corp	2,215	119		$ 13,371
Ballantyne Strong Inc (a)	7,107	27	Entertainment - 0.53%
Bel Fuse Inc	18,007	343	Bluegreen Corp (a)	42,448	110
Benchmark Electronics Inc (a)	85,581	1,254	Carmike Cinemas Inc (a)	281	2
Blonder Tongue Laboratories (a)	1,523	3	Churchill Downs Inc	17,160	754
Brady Corp	48,705	1,442	Cinemark Holdings Inc	5,255	102
Checkpoint Systems Inc (a)	37,457	587	Dover Downs Gaming & Entertainment Inc	5,860	18
Coherent Inc (a)	14,190	682	Dover Motorsports Inc (a)	3,447	6
CTS Corp	56,130	552	Great Wolf Resorts Inc (a)	40,522	141
Cyberoptics Corp (a)	7,092	67	International Speedway Corp	48,212	1,349
Cymer Inc (a)	40,349	1,776	Isle of Capri Casinos Inc (a)	20,275	172
Daktronics Inc	17,149	170	Lakes Entertainment Inc (a)	22,525	49
DDi Corp	8,867	73	Madison Square Garden Co/The (a)	56,791	1,505
Electro Scientific Industries Inc (a)	37,541	721	Multimedia Games Holding Co Inc (a)	32,321	140
FEI Co (a)	9,554	316	National CineMedia Inc	7,345	108
Frequency Electronics Inc (a)	11,821	124	Pinnacle Entertainment Inc (a)	38,918	561

See accompanying notes

264

Schedule of Investments
SmallCap Value Fund II
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Entertainment (continued)			Hand & Machine Tools - 0.07%
Rick's Cabaret International Inc (a)	13,279 $	109	Franklin Electric Co Inc	2,610 $	114
Shuffle Master Inc (a)	6,274	59	Hardinge Inc	8,385	92
Speedway Motorsports Inc	43,778	595	LS Starrett Co	1,380	18
Vail Resorts Inc	4,561	209	QEP Co Inc (a)	359	8
	$ 5,989		Regal-Beloit Corp	9,970	604
Environmental Control - 0.57%				$ 836
Calgon Carbon Corp (a)	9,319	139	Healthcare - Products - 1.71%
EnergySolutions Inc	234,302	1,186	Accuray Inc (a)	16,161	111
Metalico Inc (a)	82,937	454	Affymetrix Inc (a)	68,186	385
Mine Safety Appliances Co	20,024	683	Allied Healthcare Products (a)	5,732	22
Tetra Tech Inc (a)	36,401	801	Alphatec Holdings Inc (a)	48,132	140
TRC Cos Inc (a)	13,640	76	Angiodynamics Inc (a)	55,526	768
Waste Connections Inc	93,074	3,001	ArthroCare Corp (a)	5,729	189
WCA Waste Corp (a)	7,485	42	Biolase Technology Inc (a)	13,300	46
	$ 6,382		BioMimetic Therapeutics Inc (a)	6,945	27
Food - 1.76%			Bruker BioSciences Corp (a)	37,948	653
Arden Group Inc	291	26	Caliper Life Sciences Inc (a)	21,187	173
B&G Foods Inc	7,955	150	Cantel Medical Corp	5,082	127
Cal-Maine Foods Inc	5,298	179	CardioNet Inc (a)	39,396	199
Chiquita Brands International Inc (a)	132,842	1,573	Chindex International Inc (a)	3,904	45
Dean Foods Co (a)	17,290	191	Columbia Laboratories Inc (a)	8,537	24
Dole Food Co Inc (a)	140,600	1,995	CONMED Corp (a)	53,399	1,388
Fresh Del Monte Produce Inc	125,330	3,071	CryoLife Inc (a)	25,343	146
Hain Celestial Group Inc (a)	87,715	2,836	Cutera Inc (a)	8,554	69
HQ Sustainable Maritime Industries Inc (a)	9,392	2	Cynosure Inc (a)	18,143	235
Imperial Sugar Co	17,171	396	Digirad Corp (a)	11,928	34
Ingles Markets Inc	12,136	187	Exactech Inc (a)	100	2
John B Sanfilippo & Son Inc (a)	17,710	148	Greatbatch Inc (a)	53,704	1,339
M&F Worldwide Corp (a)	36,327	911	Hanger Orthopedic Group Inc (a)	9,838	207
Nash Finch Co	19,581	701	ICU Medical Inc (a)	3,561	151
Pilgrim's Pride Corp (a)	9,185	44	Immucor Inc (a)	2,168	57
Ruddick Corp	11,698	490	Integra LifeSciences Holdings Corp (a)	4,210	190
Sanderson Farms Inc	8,794	407	Invacare Corp	38,742	1,161
Seaboard Corp	126	330	Iridex Corp (a)	700	3
Seneca Foods Corp (a)	14,178	367	IRIS International Inc (a)	3,104	32
Smart Balance Inc (a)	90,210	427	LeMaitre Vascular Inc	3,013	20
Snyders-Lance Inc	36,523	746	Luminex Corp (a)	3,527	72
Spartan Stores Inc	35,451	626	Medical Action Industries Inc (a)	13,199	101
SUPERVALU Inc	106,060	912	Meridian Bioscience Inc	14,009	303
Tootsie Roll Industries Inc	1,506	42	Misonix Inc (a)	11,445	26
TreeHouse Foods Inc (a)	17,744	916	Natus Medical Inc (a)	14,822	171
Village Super Market Inc	3,800	102	NxStage Medical Inc (a)	5,442	100
Weis Markets Inc	18,736	753	Palomar Medical Technologies Inc (a)	11,557	115
Winn-Dixie Stores Inc (a)	140,451	1,261	PhotoMedex Inc (a)	1,407	19
	$ 19,789		Sirona Dental Systems Inc (a)	13,528	684
Forest Products & Paper - 0.67%			Solta Medical Inc (a)	62,565	153
Boise Inc	254,994	1,767	SRI/Surgical Express Inc (a)	3,941	17
Buckeye Technologies Inc	73,546	1,978	STAAR Surgical Co (a)	2,843	13
Clearwater Paper Corp (a)	4,684	354	SurModics Inc (a)	14,463	159
KapStone Paper and Packaging Corp (a)	40,590	632	Symmetry Medical Inc (a)	60,724	584
Mercer International Inc (a)	48,553	449	Teleflex Inc	78,678	4,739
Neenah Paper Inc	4,582	92	Trans1 Inc (a)	3,876	18
PH Glatfelter Co	117,784	1,778	Urologix Inc (a)	6,896	7
Schweitzer-Mauduit International Inc	6,080	341	Uroplasty Inc (a)	1,590	11
Verso Paper Corp (a)	9,060	23	West Pharmaceutical Services Inc	71,205	3,124
Wausau Paper Corp	12,300	91	Wright Medical Group Inc (a)	47,038	736
	$ 7,505		Young Innovations Inc	2,357	68
Gas - 0.80%				$ 19,163
Atmos Energy Corp	90,875	3,038	Healthcare - Services - 2.43%
Chesapeake Utilities Corp	4,134	159	Addus HomeCare Corp (a)	4,596	27
Laclede Group Inc/The	7,797	290	Alliance HealthCare Services Inc (a)	5,100	18
New Jersey Resources Corp	14,394	628	Allied Healthcare International Inc (a)	74,293	284
Nicor Inc	15,846	867	Almost Family Inc (a)	4,999	126
Northwest Natural Gas Co	9,503	424	Amedisys Inc (a)	47,247	1,222
Piedmont Natural Gas Co Inc	24,886	726	American Dental Partners Inc (a)	31,626	368
South Jersey Industries Inc	8,556	432	American Shared Hospital Services (a)	1,075	3
Southwest Gas Corp	38,837	1,448	AMERIGROUP Corp (a)	15,313	842
WGL Holdings Inc	25,008	971	Amsurg Corp (a)	61,835	1,572
	$ 8,983		Assisted Living Concepts Inc	33,484	524
			BioClinica Inc (a)	4,382	21
			Capital Senior Living Corp (a)	40,538	357

See accompanying notes

265

Schedule of Investments SmallCap Value Fund II July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Services (continued)				Insurance (continued)
Centene Corp (a)	39,806 $	1,306		Amtrust Financial Services Inc	13,017 $	302
Continucare Corp (a)	3,971	25		Argo Group International Holdings Ltd	44,924	1,321
Dynacq Healthcare Inc (a)	172	—		Aspen Insurance Holdings Ltd	41,225	1,068
Five Star Quality Care Inc (a)	64,201	318		Baldwin & Lyons Inc	11,131	270
Gentiva Health Services Inc (a)	65,421	1,177		Citizens Inc/TX (a)	22,984	158
Healthsouth Corp (a)	48,955	1,194		CNO Financial Group Inc (a)	1,292,677	9,502
Healthspring Inc (a)	126,535	5,193		Delphi Financial Group Inc	113,308	3,050
Healthways Inc (a)	31,204	466		Donegal Group Inc	19,560	236
Kindred Healthcare Inc (a)	152,091	2,866		Eastern Insurance Holdings Inc	5,136	69
LHC Group Inc (a)	5,767	131		eHealth Inc (a)	13,004	168
LifePoint Hospitals Inc (a)	34,304	1,273		EMC Insurance Group Inc	13,906	260
Magellan Health Services Inc (a)	47,253	2,462		Employers Holdings Inc	15,795	235
Medcath Corp (a)	45,673	599		Endurance Specialty Holdings Ltd	35,070	1,429
Molina Healthcare Inc (a)	32,783	742		Enstar Group Ltd (a)	2,397	253
National Healthcare Corp	3,977	189		FBL Financial Group Inc	58,804	1,851
Orchid Cellmark Inc (a)	5,015	14		First Acceptance Corp (a)	19,254	32
Select Medical Holdings Corp (a)	109,119	857		First American Financial Corp	94,121	1,505
Skilled Healthcare Group Inc (a)	51,855	456		Flagstone Reinsurance Holdings SA	105,572	940
Sun Healthcare Group Inc (a)	30,208	212		Fortegra Financial Corp (a)	3,041	24
SunLink Health Systems Inc (a)	4,000	8		FPIC Insurance Group Inc (a)	7,319	305
Sunrise Senior Living Inc (a)	8,794	78		Global Indemnity PLC (a)	26,883	560
Triple-S Management Corp (a)	48,676	1,050		Greenlight Capital Re Ltd (a)	7,520	186
Universal American Corp/NY	137,250	1,305		Hallmark Financial Services (a)	23,912	161
	$ 27,285			Harleysville Group Inc	8,718	263
Holding Companies - Diversified - 0.04%				HCC Insurance Holdings Inc	177,673	5,353
Compass Diversified Holdings	16,147	242		Hilltop Holdings Inc (a)	67,575	591
Harbinger Group Inc (a)	19,220	102		Horace Mann Educators Corp	80,984	1,180
Primoris Services Corp	2,062	25		Independence Holding Co	14,672	132
Resource America Inc	17,206	101		Infinity Property & Casualty Corp	13,092	663
	$ 470			Investors Title Co	627	24
Home Builders - 0.36%				Kansas City Life Insurance Co	2,686	79
Beazer Homes USA Inc (a)	67,471	196		Maiden Holdings Ltd	199,379	1,848
Brookfield Residential Properties Inc (a)	7,072	70		MBIA Inc (a)	122,312	1,125
Cavco Industries Inc (a)	2,184	93		Meadowbrook Insurance Group Inc	55,413	521
Hovnanian Enterprises Inc (a)	98,964	190		MGIC Investment Corp (a)	195,309	777
KB Home	30,567	259		Montpelier Re Holdings Ltd ADR	167,042	2,884
M/I Homes Inc (a)	22,115	250		National Interstate Corp	4,171	93
MDC Holdings Inc	42,749	967		National Security Group Inc	269	3
Meritage Homes Corp (a)	60,902	1,331		National Western Life Insurance Co	1,081	185
Orleans Homebuilders Inc (a),(c)	7,702	1		Navigators Group Inc/The (a)	18,471	871
Ryland Group Inc	21,607	318		OneBeacon Insurance Group Ltd	35,075	446
Skyline Corp	2,373	32		Phoenix Cos Inc/The (a)	150,492	361
Standard Pacific Corp (a)	105,573	302		Platinum Underwriters Holdings Ltd	36,069	1,239
	$ 4,009			PMI Group Inc/The (a)	376,990	377
Home Furnishings - 0.24%				Presidential Life Corp	40,333	458
Audiovox Corp (a)	33,207	239		Primerica Inc	14,341	310
				ProAssurance Corp (a)	46,796	3,260
Bassett Furniture Industries Inc	10,669	84
Cobra Electronics Corp (a)	6,755	26		Protective Life Corp	55,555	1,181
DTS Inc/CA (a)	2,734	95		Radian Group Inc	251,295	796
Emerson Radio Corp (a)	4,358	8		RLI Corp	7,564	478
Ethan Allen Interiors Inc	20,293	374		Safety Insurance Group Inc	17,147	696
Flexsteel Industries	2,717	41		SeaBright Holdings Inc	29,326	267
Furniture Brands International Inc (a)	62,980	254		Selective Insurance Group Inc	76,397	1,252
Hooker Furniture Corp	8,030	72		StanCorp Financial Group Inc	21,613	719
Kimball International Inc	31,179	187		State Auto Financial Corp	33,751	560
La-Z-Boy Inc (a)	85,495	750		Stewart Information Services Corp	14,582	155
Sealy Corp (a)	63,696	140		Symetra Financial Corp	78,852	990
Select Comfort Corp (a)	15,919	267		Tower Group Inc	207,204	4,736
Stanley Furniture Co Inc (a)	7,500	31		Unico American Corp	5,796	61
Universal Electronics Inc (a)	5,367	126		United Fire & Casualty Co	39,272	673
	$ 2,694			Unitrin Inc	83,198	2,344
Housewares - 0.01%				Universal Insurance Holdings Inc	11,035	47
Lifetime Brands Inc	14,917	164			$ 66,685
				Internet - 1.14%
Insurance - 5.94%				1-800-Flowers.com Inc (a)	131,492	396
21st Century Holding Co (a)	3,672	10
Affirmative Insurance Holdings Inc (a)	6,896	16		AboveNet Inc	1,140	69
Alterra Capital Holdings Ltd	31,555	688		Ancestry.com Inc (a)	5,725	204
American Equity Investment Life Holding Co	294,151	3,491		Archipelago Learning Inc (a)	3,318	32
				AsiaInfo-Linkage Inc (a)	21,014	321
American Safety Insurance Holdings Ltd (a)	22,995	431		Atrinsic Inc (a)	558	2
Amerisafe Inc (a)	7,719	166		Blue Coat Systems Inc (a)	18,367	370
See accompanying notes			266

Schedule of Investments
SmallCap Value Fund II
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet (continued)			Leisure Products & Services (continued)
Blue Nile Inc (a)	14,581 $	618	Callaway Golf Co	96,144 $	610
Cogent Communications Group Inc (a)	34,202	515	Cybex International Inc (a)	4,747	4
Constant Contact Inc (a)	8,770	166	Escalade Inc	1,608	9
Digital River Inc (a)	12,345	315	GameTech International Inc (a)	627	—
Earthlink Inc	263,344	2,118	Johnson Outdoors Inc (a)	9,403	168
ePlus Inc (a)	11,993	318	Life Time Fitness Inc (a)	6,665	279
eResearchTechnology Inc (a)	14,438	92	Marine Products Corp (a)	3,231	18
Hollywood Media Corp (a)	2,661	4	Nautilus Inc (a)	19,568	37
ICG Group Inc (a)	38,156	422	Town Sports International Holdings Inc (a)	7,201	66
Infospace Inc (a)	76,895	732		$ 1,665
Internap Network Services Corp (a)	32,778	204	Lodging - 0.62%
Ipass Inc (a)	24,531	42	Ameristar Casinos Inc	22,322	496
j2 Global Communications Inc	20,711	554	Boyd Gaming Corp (a)	81,208	710
Keynote Systems Inc	6,811	163	Full House Resorts Inc (a)	7,708	24
KIT Digital Inc (a)	12,267	143	Gaylord Entertainment Co (a)	103,138	3,026
Lionbridge Technologies Inc (a)	2,847	9	Marcus Corp	31,547	306
Looksmart Ltd (a)	5,763	8	Monarch Casino & Resort Inc (a)	6,096	70
ModusLink Global Solutions Inc	76,054	319	MTR Gaming Group Inc (a)	18,997	56
Online Resources Corp (a)	41,546	148	Orient-Express Hotels Ltd (a)	210,080	2,078
OpenTable Inc (a)	3,434	243	Red Lion Hotels Corp (a)	31,701	239
Overstock.com Inc (a)	17,828	226		$ 7,005
PC-Tel Inc (a)	47	—	Machinery - Construction & Mining - 0.07%
Perficient Inc (a)	4,305	43	Astec Industries Inc (a)	21,415	804
QuinStreet Inc (a)	14,757	184
RealNetworks Inc (a)	87,874	297	Machinery - Diversified - 1.10%
Reis Inc (a)	12,410	132	Alamo Group Inc	21,991	525
S1 Corp (a)	49,067	462	Albany International Corp	35,206	935
Safeguard Scientifics Inc (a)	13,141	240	Altra Holdings Inc (a)	2,993	67
support.com Inc (a)	25,797	83	Applied Industrial Technologies Inc	9,812	313
TechTarget Inc (a)	16,611	110	Briggs & Stratton Corp	129,084	2,213
TeleCommunication Systems Inc (a)	58,191	296	Cascade Corp	5,178	259
TheStreet Inc	28,792	82	Chart Industries Inc (a)	22,762	1,208
Travelzoo Inc (a)	3,186	168	DXP Enterprises Inc (a)	13,128	357
United Online Inc	173,655	1,037	Flow International Corp (a)	15,336	53
ValueClick Inc (a)	38,442	694	Gencor Industries Inc (a)	717	6
VASCO Data Security International Inc (a)	10,370	100	Gerber Scientific Inc (a)	56,637	624
XO Group Inc (a)	17,879	167	Global Power Equipment Group Inc (a)	4,751	123
	$ 12,848		Gorman-Rupp Co/The	3,438	112
Investment Companies - 1.33%			Hurco Cos Inc (a)	8,812	259
Apollo Investment Corp	439,974	4,215	Intermec Inc (a)	56,859	613
Ares Capital Corp	298,125	4,812	Intevac Inc (a)	21,807	198
Arlington Asset Investment Corp	4,256	120	iRobot Corp (a)	6,047	211
BlackRock Kelso Capital Corp	29,908	258	Kadant Inc (a)	24,526	645
Capital Southwest Corp	1,972	185	Key Technology Inc (a)	1,200	20
Fifth Street Finance Corp	215,369	2,265	NACCO Industries Inc	9,015	819
Gladstone Investment Corp	13,905	98	Nordson Corp	7,666	391
Golub Capital BDC Inc	6,229	98	Robbins & Myers Inc	38,822	1,873
Kohlberg Capital Corp	11,587	83	Tecumseh Products Co (a)	19,894	203
Main Street Capital Corp	8,045	140	Twin Disc Inc	7,463	284
MCG Capital Corp	188,376	1,049		$ 12,311
Medallion Financial Corp	25,216	234	Media - 1.04%
New Mountain Finance Corp	4,422	54	4Kids Entertainment Inc (a)	10,120	2
PennantPark Investment Corp	18,118	192	AH Belo Corp	37,183	238
Prospect Capital Corp	39,723	369	Beasley Broadcasting Group Inc (a)	5,597	24
Solar Capital Ltd	14,590	336	Belo Corp	27,364	191
Solar Senior Capital Ltd	4,698	84	Cambium Learning Group Inc (a)	11,327	36
TICC Capital Corp	20,153	181	Central European Media Enterprises Ltd (a)	41,083	786
Triangle Capital Corp	7,428	128	Courier Corp	9,552	92
	$ 14,901		Crown Media Holdings Inc (a)	12,555	21
Iron & Steel - 0.17%			Cumulus Media Inc (a)	20,407	72
Allegheny Technologies Inc	1,274	74	DG FastChannel Inc (a)	22,053	623
Friedman Industries	5,440	65	Dolan Co/The (a)	36,704	291
Metals USA Holdings Corp (a)	32,289	497	Entercom Communications Corp (a)	14,708	117
Schnitzer Steel Industries Inc	12,089	614	EW Scripps Co (a)	94,765	817
Shiloh Industries Inc	16,083	169	Fisher Communications Inc (a)	12,704	372
Universal Stainless & Alloy (a)	10,000	447	Gray Television Inc (a)	75,420	183
	$ 1,866		Here Media Inc (a),(b),(c)	3,700	—
Leisure Products & Services - 0.15%			Here Media Inc - Special Shares (a),(b),(c)	3,700	—
Aldila Inc	1,259	5	John Wiley & Sons Inc	79,987	4,004
Arctic Cat Inc (a)	23,319	384	Journal Communications Inc (a)	51,987	258
Black Diamond Inc (a)	10,225	85	Knology Inc (a)	1,734	24

See accompanying notes

267

Schedule of Investments
SmallCap Value Fund II
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Media (continued)			Miscellaneous Manufacturing (continued)
Lee Enterprises Inc (a)	35,228 $	32	GP Strategies Corp (a)	13,430 $	174
LIN TV Corp (a)	66,389	272	Griffon Corp (a)	148,349	1,402
McClatchy Co/The (a)	86,496	195	Handy & Harman Ltd (a)	3,039	43
Media General Inc (a)	17,561	48	Hexcel Corp (a)	50,491	1,209
Meredith Corp	15,706	469	John Bean Technologies Corp	1,249	22
New Frontier Media Inc (a)	917	1	Koppers Holdings Inc	6,295	233
New York Times Co/The (a)	55,115	473	Lydall Inc (a)	21,126	255
Nexstar Broadcasting Group Inc (a)	5,367	47	Matthews International Corp	7,292	264
Outdoor Channel Holdings Inc (a)	15,992	106	MFRI Inc (a)	5,284	49
Radio One Inc (a)	27,800	40	Movado Group Inc	40,099	649
Saga Communications Inc (a)	5,544	180	Myers Industries Inc	55,363	658
Salem Communications Corp	5,196	17	NL Industries Inc	3,941	71
Scholastic Corp	47,310	1,359	Park-Ohio Holdings Corp (a)	2,891	55
Sinclair Broadcast Group Inc	25,025	248	Standex International Corp	13,958	449
	$ 11,638		STR Holdings Inc (a)	19,838	273
Metal Fabrication & Hardware - 1.50%			Synalloy Corp	580	7
AM Castle & Co (a)	49,517	860	Tredegar Corp	55,063	1,050
Ampco-Pittsburgh Corp	9,471	247	Trinity Industries Inc	88,204	2,628
Chicago Rivet & Machine Co	269	4		$ 26,543
Commercial Metals Co	164,145	2,382	Office Furnishings - 0.04%
Eastern Co/The	538	10	Herman Miller Inc	7,060	163
Haynes International Inc	5,597	351	Kewaunee Scientific Corp	627	6
Kaydon Corp	11,342	404	Steelcase Inc	30,816	306
Lawson Products Inc/DE	10,350	193	Virco Manufacturing	4,847	12
LB Foster Co	12,116	421		$ 487
Mueller Industries Inc	68,214	2,560	Oil & Gas - 4.43%
Mueller Water Products Inc - Class A	574,924	1,880	Alon USA Energy Inc	40,125	488
NN Inc (a)	12,179	143	Ante5 Inc (a)	6,777	7
Northwest Pipe Co (a)	7,604	228	Approach Resources Inc (a)	37,133	964
Olympic Steel Inc	19,359	507	Barnwell Industries Inc (a)	1,990	9
RBC Bearings Inc (a)	2,758	105	Berry Petroleum Co	24,142	1,384
RTI International Metals Inc (a)	48,589	1,558	Bill Barrett Corp (a)	94,512	4,702
Sun Hydraulics Corp	6,573	187	Brigham Exploration Co (a)	103,450	3,290
Valmont Industries Inc	44,755	4,357	Callon Petroleum Co (a)	5,609	39
Worthington Industries Inc	19,216	403	Clayton Williams Energy Inc (a)	2,442	162
	$ 16,800		Comstock Resources Inc (a)	64,193	2,048
Mining - 1.25%			Contango Oil & Gas Co (a)	3,214	203
Century Aluminum Co (a)	214,486	2,792	Crimson Exploration Inc (a)	40,630	128
Charles & Colvard Ltd (a)	8,843	22	CVR Energy Inc (a)	84,788	2,277
Coeur d'Alene Mines Corp (a)	173,132	4,724	Delek US Holdings Inc	63,829	1,060
Compass Minerals International Inc	3,338	263	Double Eagle Petroleum Co (a)	7,772	84
Golden Star Resources Ltd (a)	89,636	227	Endeavour International Corp (a)	29,070	365
Hecla Mining Co (a)	140,698	1,093	Energy Partners Ltd (a)	58,653	998
Horsehead Holding Corp (a)	38,401	429	GeoMet Inc (a)	16,119	18
Jaguar Mining Inc (a)	29,250	140	Georesources Inc (a)	7,442	190
Kaiser Aluminum Corp	33,062	1,846	GMX Resources Inc	8,009	39
Materion Corp (a)	17,305	660	Goodrich Petroleum Corp (a)	12,300	244
Noranda Aluminum Holding Corp (a)	7,500	104	Harvest Natural Resources Inc (a)	58,409	800
Revett Minerals Inc (a)	6,824	31	Hercules Offshore Inc (a)	226,430	1,064
Thompson Creek Metals Co Inc (a)	78,662	711	HKN Inc (a)	8,549	19
United States Lime & Minerals Inc (a)	1,269	52	HollyFrontier Corp	57,742	4,353
USEC Inc (a)	239,957	818	McMoRan Exploration Co (a)	10,168	171
Vista Gold Corp (a)	36,304	112	Oasis Petroleum Inc (a)	101,363	2,994
	$ 14,024		Parker Drilling Co (a)	288,412	1,828
Miscellaneous Manufacturing - 2.36%			Penn Virginia Corp	86,729	1,138
Actuant Corp	225,875	5,581	Petroleum Development Corp (a)	40,885	1,485
American Biltrite Inc (a)	1	—	Petroquest Energy Inc (a)	80,035	651
American Railcar Industries Inc (a)	34,072	797	Pioneer Drilling Co (a)	74,151	1,207
Ameron International Corp	17,682	1,505	Resolute Energy Corp (a)	143,637	2,340
AO Smith Corp	95,293	3,952	Rex Energy Corp (a)	20,945	232
Barnes Group Inc	18,946	461	Rosetta Resources Inc (a)	13,229	685
Blount International Inc (a)	17,666	294	Seahawk Drilling Inc (a)	3,088	13
Brink's Co/The	15,174	453	Stone Energy Corp (a)	21,213	689
Ceradyne Inc (a)	65,801	2,133	Swift Energy Co (a)	62,023	2,363
Chase Corp	3,893	55	Triangle Petroleum Corp (a)	2,609	19
CLARCOR Inc	8,381	369	Unit Corp (a)	65,965	3,959
Core Molding Technologies Inc (a)	344	3	Vaalco Energy Inc (a)	47,074	313
Eastman Kodak Co (a)	93,269	224	Venoco Inc (a)	24,130	307
EnPro Industries Inc (a)	4,704	217	Voyager Oil & Gas Inc (a)	477	1
ESCO Technologies Inc	14,829	514	W&T Offshore Inc	13,447	364
Federal Signal Corp	85,555	494	Warren Resources Inc (a)	37,852	154

See accompanying notes

268

Schedule of Investments SmallCap Value Fund II July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			Pharmaceuticals (continued)
Western Refining Inc (a)	190,005 $	3,882	USANA Health Sciences Inc (a)	20,835 $	570
	$ 49,730		Viropharma Inc (a)	226,925	4,103
Oil & Gas Services - 2.30%				$ 11,923
Basic Energy Services Inc (a)	33,834	1,096	Pipelines - 0.17%
Bolt Technology Corp (a)	2,076	26	Crosstex Energy Inc	50,754	741
Cal Dive International Inc (a)	122,423	683	SemGroup Corp (a)	51,910	1,209
Complete Production Services Inc (a)	20,360	792		$ 1,950
Dawson Geophysical Co (a)	18,262	725	Private Equity - 0.25%
Dril-Quip Inc (a)	7,348	518	American Capital Ltd (a)	263,052	2,544
Exterran Holdings Inc (a)	125,561	2,320	Harris & Harris Group Inc (a)	18,576	95
Geokinetics Inc (a)	5,406	34	Hercules Technology Growth Capital Inc	15,650	147
Global Industries Ltd (a)	203,722	1,045	Medley Capital Corp	6,740	69
Gulf Island Fabrication Inc	22,653	784		$ 2,855
Helix Energy Solutions Group Inc (a)	289,295	5,664	Publicly Traded Investment Fund - 0.01%
Hornbeck Offshore Services Inc (a)	53,610	1,492	THL Credit Inc	5,630	71
ION Geophysical Corp (a)	2,707	27
Key Energy Services Inc (a)	7,891	154	Real Estate - 0.04%
Matrix Service Co (a)	14,044	196	Avatar Holdings Inc (a)	11,557	177
Mitcham Industries Inc (a)	11,289	205	California Coastal Communities Inc (a),(c)	9,672	—
Natural Gas Services Group Inc (a)	28,049	446	Forestar Group Inc (a)	12,856	209
Newpark Resources Inc (a)	110,452	1,026	Stratus Properties Inc (a)	538	8
Oil States International Inc (a)	62,257	5,024	Thomas Properties Group Inc (a)	3,728	12
OYO Geospace Corp (a)	686	70	United Capital Corp (a)	1,074	27
SEACOR Holdings Inc	13,449	1,350		$ 433
Superior Energy Services Inc (a)	7,161	297
Tesco Corp (a)	7,303	156	REITS - 6.01%
Tetra Technologies Inc (a)	75,512	972	Acadia Realty Trust	11,521	242
TGC Industries Inc (a)	9,714	71	American Assets Trust Inc	1,073	24
Union Drilling Inc (a)	20,053	224	American Campus Communities Inc	15,901	592
Willbros Group Inc (a)	47,398	436	Anworth Mortgage Asset Corp	92,956	644
			ARMOUR Residential REIT Inc	17,076	124
	$ 25,833		Ashford Hospitality Trust Inc	15,624	170
Packaging & Containers - 0.98%			Associated Estates Realty Corp	13,622	247
Graham Packaging Co Inc (a)	9,083	230	BioMed Realty Trust Inc	69,607	1,366
Graphic Packaging Holding Co (a)	324,057	1,605	Campus Crest Communities Inc	10,603	127
Mod-Pac Corp (a)	1,250	7	Capstead Mortgage Corp	77,208	976
Packaging Corp of America	110,143	2,937	CBL & Associates Properties Inc	117,394	2,085
Silgan Holdings Inc	159,900	6,201	Chesapeake Lodging Trust	11,147	184
	$ 10,980		Colonial Properties Trust	49,960	1,077
Pharmaceuticals - 1.06%			Colony Financial Inc	14,006	247
Allos Therapeutics Inc (a)	9,217	17	Cousins Properties Inc	32,739	279
Anika Therapeutics Inc (a)	13,024	84	CreXus Investment Corp	30,026	316
Array BioPharma Inc (a)	19,347	41	Cypress Sharpridge Investments Inc	28,623	352
BioScrip Inc (a)	16,513	118	DCT Industrial Trust Inc	198,392	1,075
Catalyst Health Solutions Inc (a)	10,051	659	DiamondRock Hospitality Co	100,398	1,026
Cornerstone Therapeutics Inc (a)	4,871	37	DuPont Fabros Technology Inc	92,237	2,351
Dyax Corp (a)	10,830	18	Dynex Capital Inc	17,161	156
Furiex Pharmaceuticals Inc (a)	7,783	148	EastGroup Properties Inc	6,189	276
Hi-Tech Pharmacal Co Inc (a)	13,143	372	Education Realty Trust Inc	31,054	273
Impax Laboratories Inc (a)	3,441	73	Entertainment Properties Trust	32,652	1,518
Infinity Pharmaceuticals Inc (a)	549	5	Equity Lifestyle Properties Inc	41,476	2,702
Jazz Pharmaceuticals Inc (a)	6,207	251	Equity One Inc	89,612	1,738
KV Pharmaceutical Co (a)	62,829	125	Extra Space Storage Inc	47,016	1,000
Lannett Co Inc (a)	17,963	85	First Industrial Realty Trust Inc (a)	27,829	330
Medicis Pharmaceutical Corp	33,678	1,251	First Potomac Realty Trust	63,319	989
Myrexis Inc (a)	12,472	42	Franklin Street Properties Corp	41,702	526
Natural Alternatives International Inc (a)	1,459	7	Getty Realty Corp	23,261	540
Nature's Sunshine Products Inc (a)	2,644	44	Gladstone Commercial Corp	3,417	59
Neurocrine Biosciences Inc (a)	29,575	228	Glimcher Realty Trust	7,776	77
Nutraceutical International Corp (a)	10,391	154	Government Properties Income Trust	143,060	3,537
Obagi Medical Products Inc (a)	3,084	32	Hatteras Financial Corp	82,800	2,220
Omega Protein Corp (a)	39,712	482	Healthcare Realty Trust Inc	31,300	613
Par Pharmaceutical Cos Inc (a)	25,368	822	Hersha Hospitality Trust	48,504	254
PharMerica Corp (a)	79,772	1,018	Highwoods Properties Inc	7,366	254
Questcor Pharmaceuticals Inc (a)	11,685	363	Home Properties Inc	6,019	394
Rigel Pharmaceuticals Inc (a)	9,882	86	Inland Real Estate Corp	79,764	703
Salix Pharmaceuticals Ltd (a)	9,886	383	Invesco Mortgage Capital Inc	161,288	3,158
Schiff Nutrition International Inc	5,326	62	Investors Real Estate Trust	49,840	405
Sucampo Pharmaceuticals Inc (a)	8,302	33	iStar Financial Inc (a)	32,355	227
Theragenics Corp (a)	34,889	60	Kilroy Realty Corp	12,459	481
Theravance Inc (a)	6,918	148	Kite Realty Group Trust	12,927	59
Trimeris Inc (a)	693	2	LaSalle Hotel Properties	129,304	3,234

See accompanying notes

269

Schedule of Investments
SmallCap Value Fund II
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
REITS (continued)			Retail (continued)
Lexington Realty Trust	108,003 $	907	dELiA*s Inc (a)	4,590 $	8
LTC Properties Inc	29,529	802	Denny's Corp (a)	16,600	63
Medical Properties Trust Inc	400,988	4,716	Destination Maternity Corp	2,329	38
MFA Financial Inc	319,112	2,390	Dillard's Inc	101,947	5,736
Mission West Properties Inc	11,124	90	Domino's Pizza Inc (a)	44,400	1,193
Monmouth Real Estate Investment Corp	21,534	177	DSW Inc	59,308	3,142
National Health Investors Inc	13,286	604	Duckwall-ALCO Stores Inc (a)	5,911	66
National Retail Properties Inc	96,108	2,412	Express Inc	19,783	444
NorthStar Realty Finance Corp	33,232	129	Finish Line Inc/The	41,444	883
Omega Healthcare Investors Inc	35,331	694	First Cash Financial Services Inc (a)	77,476	3,352
One Liberty Properties Inc	6,725	104	Fred's Inc	91,658	1,208
Parkway Properties Inc/Md	9,347	165	Frisch's Restaurants Inc	448	9
Pebblebrook Hotel Trust	17,704	350	Gaiam Inc	15,945	69
Pennsylvania Real Estate Investment Trust	19,737	288	Genesco Inc (a)	42,995	2,227
PennyMac Mortgage Investment Trust	11,669	187	Golfsmith International Holdings Inc (a)	1,421	6
Post Properties Inc	21,210	899	Gordmans Stores Inc (a)	152	3
Potlatch Corp	24,598	817	Group 1 Automotive Inc	67,659	3,223
PS Business Parks Inc	6,420	365	Hastings Entertainment Inc/United States (a)	1,165	5
Ramco-Gershenson Properties Trust	13,355	164	Haverty Furniture Cos Inc	36,720	407
Redwood Trust Inc	68,975	988	hhgregg Inc (a)	19,432	240
Resource Capital Corp	24,778	141	Hibbett Sports Inc (a)	1,091	43
Retail Opportunity Investments Corp	15,129	168	HOT Topic Inc	77,459	578
RLJ Lodging Trust	9,544	164	HSN Inc (a)	14,396	471
Senior Housing Properties Trust	28,452	681	J Alexander's Corp (a)	4,747	31
Sovran Self Storage Inc	36,139	1,466	Jack in the Box Inc (a)	18,849	428
Starwood Property Trust Inc	32,430	629	JOS A Bank Clothiers Inc (a)	4,167	214
Strategic Hotels & Resorts Inc (a)	82,268	560	Kenneth Cole Productions Inc (a)	2,674	34
Sun Communities Inc	18,395	704	Kirkland's Inc (a)	10,185	110
Sunstone Hotel Investors Inc (a)	315,144	2,808	Lazare Kaplan International Inc (a)	8,585	19
Two Harbors Investment Corp	37,526	368	Lithia Motors Inc	44,592	920
Universal Health Realty Income Trust	3,500	144	Liz Claiborne Inc (a)	31,119	199
Urstadt Biddle Properties Inc	12,319	218	Luby's Inc (a)	37,861	207
U-Store-It Trust	78,894	841	MarineMax Inc (a)	26,013	239
Walter Investment Management Corp	48,614	1,176	McCormick & Schmick's Seafood Restaurants Inc	16,524	146
Washington Real Estate Investment Trust	25,571	818	(a)
Whitestone REIT	4,552	57	Men's Wearhouse Inc	100,697	3,302
Winthrop Realty Trust	4,223	47	Morton's Restaurant Group Inc (a)	8,502	59
	$ 67,465		New York & Co Inc (a)	34,832	190
Retail - 7.20%			Nu Skin Enterprises Inc	14,292	537
99 Cents Only Stores (a)	16,655	329	O'Charleys Inc (a)	41,720	254
AC Moore Arts & Crafts Inc (a)	20,780	38	Office Depot Inc (a)	96,227	364
America's Car-Mart Inc (a)	8,934	303	OfficeMax Inc (a)	53,543	379
ANN Inc (a)	7,390	192	Pacific Sunwear of California Inc (a)	82,036	229
Asbury Automotive Group Inc (a)	26,871	579	Pantry Inc/The (a)	67,346	1,201
Ascena Retail Group Inc (a)	10,142	328	PC Connection Inc (a)	45,692	357
Barnes & Noble Inc	37,692	655	PC Mall Inc (a)	20,611	163
Bebe Stores Inc	58,003	430	Penske Automotive Group Inc	238,415	5,276
Benihana Inc (a)	269	2	PEP Boys-Manny Moe & Jack	198,362	2,133
Benihana Inc - Class A (a)	15,461	143	PF Chang's China Bistro Inc	1,118	37
Big 5 Sporting Goods Corp	13,367	110	Pier 1 Imports Inc (a)	53,357	586
Biglari Holdings Inc (a)	1,557	573	PVH Corp	85,908	6,147
Bob Evans Farms Inc	77,762	2,686	Red Robin Gourmet Burgers Inc (a)	24,988	860
Bon-Ton Stores Inc/The	7,477	76	Regis Corp	118,863	1,765
Books-A-Million Inc	13,331	41	Rite Aid Corp (a)	185,143	241
Brown Shoe Co Inc	56,814	573	Ruby Tuesday Inc (a)	123,161	1,120
Build-A-Bear Workshop Inc (a)	25,333	157	Rue21 Inc (a)	14,207	467
Cabela's Inc (a)	171,573	4,695	Rush Enterprises Inc - Class A (a)	74,012	1,480
Cache Inc (a)	17,804	103	Rush Enterprises Inc - Class B (a)	11,863	199
Caribou Coffee Co Inc (a)	4,208	56	Ruth's Hospitality Group Inc (a)	17,779	102
Cash America International Inc	8,053	451	Saks Inc (a)	266,090	2,858
Casual Male Retail Group Inc (a)	25,621	108	Sally Beauty Holdings Inc (a)	20,128	346
Charming Shoppes Inc (a)	150,982	619	Shoe Carnival Inc (a)	18,577	587
Childrens Place Retail Stores Inc/The (a)	22,571	1,091	Sonic Automotive Inc	41,163	645
Christopher & Banks Corp	16,367	103	Sport Chalet Inc - Class A (a)	5,105	10
Citi Trends Inc (a)	9,104	128	Sport Chalet Inc - Class B (a)	717	2
Coast Distribution System/CA (a)	2,597	8	Stage Stores Inc	75,860	1,350
Coinstar Inc (a)	9,137	446	Stein Mart Inc	16,929	161
Collective Brands Inc (a)	53,041	624	Steinway Musical Instruments Inc (a)	15,789	458
Conn's Inc (a)	76,398	628	Susser Holdings Corp (a)	30,192	492
Cost Plus Inc (a)	15,003	134	Syms Corp (a)	5,642	59
Cracker Barrel Old Country Store Inc	4,341	196	Systemax Inc (a)	13,416	219

See accompanying notes

270

Schedule of Investments
SmallCap Value Fund II
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Retail (continued)			Savings & Loans (continued)
Talbots Inc (a)	31,828 $	110	Roma Financial Corp	4,565 $	45
Texas Roadhouse Inc	2,486	41	SI Financial Group Inc	418	4
Tuesday Morning Corp (a)	46,848	201	Territorial Bancorp Inc	8,997	188
Vera Bradley Inc (a)	5,497	199	TF Financial Corp	1,223	26
Wendy's Co/The	26,451	139	TierOne Corp (a)	2,447	—
West Marine Inc (a)	41,173	422	Timberland Bancorp Inc/WA (a)	7,281	41
Wet Seal Inc/The (a)	84,161	411	United Community Financial Corp/OH (a)	23,899	27
World Fuel Services Corp	45,647	1,717	United Financial Bancorp Inc	18,856	294
Zale Corp (a)	54,558	306	ViewPoint Financial Group	18,611	242
Zumiez Inc (a)	1,398	37	Washington Federal Inc	282,880	4,784
	$ 80,784		Waterstone Financial Inc (a)	8,011	20
Savings & Loans - 2.15%			Westfield Financial Inc	33,319	270
Abington Bancorp Inc	18,893	187		$ 24,178
Ameriana Bancorp	2,687	13	Semiconductors - 2.19%
Anchor Bancorp Wisconsin Inc (a)	8,548	6	Advanced Analogic Technologies Inc (a)	35,046	212
Astoria Financial Corp	172,596	2,010	Aetrium Inc (a)	352	1
Atlantic Coast Financial Corp (a)	210	1	Alpha & Omega Semiconductor Ltd (a)	19,006	213
B of I Holding Inc (a)	10,612	148	Amkor Technology Inc (a)	99,890	533
Bank Mutual Corp	54,615	202	Anadigics Inc (a)	41,004	129
BankAtlantic Bancorp Inc (a)	36,998	38	ATMI Inc (a)	36,087	673
BankFinancial Corp	31,260	255	AuthenTec Inc (a)	5,070	13
Berkshire Hills Bancorp Inc	29,120	638	Axcelis Technologies Inc (a)	53,015	88
Brookline Bancorp Inc	50,544	432	AXT Inc (a)	16,919	148
Camco Financial Corp (a)	7,465	12	Brooks Automation Inc	32,075	305
Cape Bancorp Inc (a)	3,180	30	Cabot Microelectronics Corp (a)	21,618	836
Capitol Federal Financial Inc	312,400	3,573	Cascade Microtech Inc (a)	8,181	44
Carver Bancorp Inc	359	—	Cavium Inc (a)	10,215	352
CFS Bancorp Inc	11,190	63	Cohu Inc	45,104	565
Charter Financial Corp/GA	4,132	40	DSP Group Inc (a)	50,192	381
Citizens Community Bancorp Inc/WI (a)	2,150	13	Emulex Corp (a)	31,296	264
Citizens South Banking Corp	8,212	34	Entegris Inc (a)	60,961	522
Clifton Savings Bancorp Inc	4,679	48	Exar Corp (a)	66,363	439
Dime Community Bancshares Inc	30,892	434	Fairchild Semiconductor International Inc (a)	47,350	711
ESB Financial Corp	7,554	101	FormFactor Inc (a)	49,388	454
ESSA Bancorp Inc	15,712	180	GigOptix Inc (a)	8,282	18
First Defiance Financial Corp (a)	13,618	200	GSI Group Inc (a)	15,716	176
First Federal Bancshares of Arkansas Inc (a)	356	2	GSI Technology Inc (a)	12,260	79
First Financial Holdings Inc	12,235	102	GT Solar International Inc (a)	16,367	223
First Financial Northwest Inc (a)	10,720	53	Ikanos Communications Inc (a)	9,018	11
First Niagara Financial Group Inc	146,166	1,791	Integrated Device Technology Inc (a)	28,240	194
First Pactrust Bancorp Inc	3,180	47	Integrated Silicon Solution Inc (a)	36,409	324
First Place Financial Corp/OH (a)	17,717	13	International Rectifier Corp (a)	6,311	162
Flushing Financial Corp	45,304	558	IXYS Corp (a)	5,666	77
Fox Chase Bancorp Inc	19,813	265	Kulicke & Soffa Industries Inc (a)	29,367	270
Hampden Bancorp Inc	448	6	Lattice Semiconductor Corp (a)	33,249	206
HF Financial Corp	4,179	43	LTX-Credence Corp (a)	13,864	100
HMN Financial Inc (a)	180	—	Mindspeed Technologies Inc (a)	9,305	63
Home Bancorp Inc (a)	3,409	50	MIPS Technologies Inc (a)	9,360	67
Home Federal Bancorp Inc/ID	10,100	108	MKS Instruments Inc	65,292	1,629
HopFed Bancorp Inc	816	7	Monolithic Power Systems Inc (a)	4,224	57
Investors Bancorp Inc (a)	13,866	192	MoSys Inc (a)	312	2
Kaiser Federal Financial Group Inc	504	6	Nanometrics Inc (a)	8,212	139
Kearny Financial Corp	8,101	76	Omnivision Technologies Inc (a)	30,672	896
Meridian Interstate Bancorp Inc (a)	701	9	Pericom Semiconductor Corp (a)	37,546	307
Meta Financial Group Inc	3,224	70	Photronics Inc (a)	152,414	1,140
MutualFirst Financial Inc	1,041	9	QLogic Corp (a)	192,963	2,927
New Hampshire Thrift Bancshares Inc	896	12	Richardson Electronics Ltd/United States	29,934	444
Northeast Community Bancorp Inc	2,697	18	Rubicon Technology Inc (a)	22,265	328
Northfield Bancorp Inc/NJ	11,157	153	Rudolph Technologies Inc (a)	25,033	215
Northwest Bancshares Inc	129,033	1,585	Sigma Designs Inc (a)	71,457	611
Ocean Shore Holding Co	1,100	13	Silicon Image Inc (a)	37,843	216
OceanFirst Financial Corp	9,270	125	Silicon Laboratories Inc (a)	61,675	2,184
Oritani Financial Corp	49,539	642	Standard Microsystems Corp (a)	18,820	445
Pacific Premier Bancorp Inc (a)	4,978	33	Supertex Inc (a)	3,555	69
Parkvale Financial Corp	3,314	70	Tessera Technologies Inc (a)	64,790	1,019
People's United Financial Inc	22,197	282	TriQuint Semiconductor Inc (a)	222,248	1,671
Provident Financial Holdings Inc	7,196	61	Veeco Instruments Inc (a)	27,043	1,076
Provident Financial Services Inc	182,390	2,529	Zoran Corp (a)	49,934	415
Provident New York Bancorp	57,299	432		$ 24,643
Riverview Bancorp Inc (a)	11,395	35	Software - 1.27%
Rockville Financial Inc	17,885	182	Accelrys Inc (a)	19,201	140

See accompanying notes

271

Schedule of Investments
SmallCap Value Fund II
July 31, 2011 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Software (continued)			Telecommunications (continued)
Acxiom Corp (a)	32,096 $	441	Leap Wireless International Inc (a)	105,699 $	1,423
Advent Software Inc (a)	13,060	303	Loral Space & Communications Inc (a)	10,682	698
Ariba Inc (a)	4,235	140	Netgear Inc (a)	7,246	238
athenahealth Inc (a)	7,458	439	Neutral Tandem Inc (a)	52,039	798
Avid Technology Inc (a)	54,383	712	Novatel Wireless Inc (a)	17,353	89
Blackbaud Inc	10,572	269	NTELOS Holdings Corp	10,635	207
Bsquare Corp (a)	1,500	9	Oplink Communications Inc (a)	21,182	358
Concurrent Computer Corp (a)	2,188	14	OpNext Inc (a)	21,260	40
CSG Systems International Inc (a)	11,520	205	Optical Cable Corp	6,772	27
Digi International Inc (a)	38,778	554	Orbcomm Inc (a)	51,831	154
Dynavox Inc (a)	1,111	7	PAETEC Holding Corp (a)	48,462	214
Ebix Inc (a)	5,913	116	Performance Technologies Inc (a)	11,588	25
EPIQ Systems Inc	46,098	596	Plantronics Inc	26,949	923
Fair Isaac Corp	22,445	668	Preformed Line Products Co	1,632	102
JDA Software Group Inc (a)	13,672	382	Premiere Global Services Inc (a)	104,541	884
Mantech International Corp	15,623	637	Primus Telecommunications Group Inc (a)	1,075	15
Market Leader Inc (a)	2,508	6	Relm Wireless Corp (a)	1,332	1
MedAssets Inc (a)	3,237	41	RF Micro Devices Inc (a)	404,277	2,728
Omnicell Inc (a)	14,707	252	Soapstone Networks Inc (a)	6,090	—
Pervasive Software Inc (a)	10,168	75	Sonus Networks Inc (a)	67,517	200
Progress Software Corp (a)	10,761	259	SureWest Communications	27,910	366
QLIK Technologies Inc (a)	4,153	126	Sycamore Networks Inc	42,221	832
Quality Systems Inc	1,807	165	Symmetricom Inc (a)	61,326	347
Quest Software Inc (a)	77,783	1,477	Tekelec (a)	21,433	168
Renaissance Learning Inc	5,323	68	TeleNav Inc (a)	607	6
Schawk Inc	9,917	156	Telular Corp	11,422	73
Seachange International Inc (a)	43,530	416	Tessco Technologies Inc	2,691	40
SolarWinds Inc (a)	12,496	269	USA Mobility Inc	9,302	154
SoundBite Communications Inc (a)	100	—	UTStarcom Holdings Corp (a)	70,648	97
SS&C Technologies Holdings Inc (a)	8,740	162	ViaSat Inc (a)	7,899	355
SYNNEX Corp (a)	92,583	2,622	Vonage Holdings Corp (a)	67,662	271
THQ Inc (a)	89,799	239	Westell Technologies Inc (a)	48,746	139
Trident Microsystems Inc (a)	6,966	5	WPCS International Inc (a)	2,259	7
Verint Systems Inc (a)	68,000	2,313		$ 29,618
	$ 14,283		Textiles - 0.23%
Storage & Warehousing - 0.17%			Culp Inc (a)	1,460	13
Mobile Mini Inc (a)	88,226	1,862	Dixie Group Inc (a)	8,718	38
			G&K Services Inc	31,723	1,081
Telecommunications - 2.64%			Unifirst Corp/MA	25,616	1,405
ADPT Corp (a)	161,645	480		$ 2,537
ADTRAN Inc	10,645	352	Toys, Games & Hobbies - 0.07%
Alaska Communications Systems Group Inc	48,618	351	Jakks Pacific Inc	41,643	727
Anaren Inc (a)	12,348	247	Leapfrog Enterprises Inc (a)	15,269	59
Anixter International Inc	24,665	1,540		$ 786
Arris Group Inc (a)	196,634	2,359	Transportation - 2.02%
Atlantic Tele-Network Inc	4,372	165	Air Transport Services Group Inc (a)	71,074	354
Aviat Networks Inc (a)	54,484	211	Alexander & Baldwin Inc	66,625	3,212
Black Box Corp	51,045	1,454	Arkansas Best Corp	28,323	682
Calix Inc (a)	52,150	956	Atlas Air Worldwide Holdings Inc (a)	38,979	2,042
Cincinnati Bell Inc (a)	180,723	625	Bristow Group Inc	87,330	4,234
Clearfield Inc (a)	643	5	CAI International Inc (a)	7,098	124
Comarco Inc (a)	4,259	1	Covenant Transportation Group Inc (a)	11,049	65
Communications Systems Inc	10,847	194	DHT Holdings Inc	89,186	321
Comtech Telecommunications Corp	53,508	1,442	Eagle Bulk Shipping Inc (a)	103,480	244
Consolidated Communications Holdings Inc	3,633	66	Echo Global Logistics Inc (a)	14,966	224
DigitalGlobe Inc (a)	4,411	115	Excel Maritime Carriers Ltd (a)	127,125	328
Ditech Networks Inc (a)	25,522	28	Frontline Ltd/Bermuda	20,570	237
EchoStar Holding Corp (a)	22,516	753	Frozen Food Express Industries Inc (a)	18,708	69
EMS Technologies Inc (a)	27,641	909	Genco Shipping & Trading Ltd (a)	24,032	150
Extreme Networks (a)	40,137	136	General Maritime Corp	221,059	241
FiberTower Corp (a)	43,297	49	Gulfmark Offshore Inc (a)	52,790	2,573
General Communication Inc (a)	37,126	421	Horizon Lines Inc	27,691	29
GeoEye Inc (a)	11,276	451	International Shipholding Corp	8,150	168
Global Crossing Ltd (a)	27,806	957	Knightsbridge Tankers Ltd	8,773	181
Globecomm Systems Inc (a)	18,530	259	Marten Transport Ltd	19,880	409
Harmonic Inc (a)	35,965	195	Nordic American Tankers Ltd	16,864	345
Hypercom Corp (a)	8,879	72	Overseas Shipholding Group Inc	43,447	1,057
ID Systems Inc (a)	5,582	28	Pacer International Inc (a)	19,170	102
IDT Corp - Class B	18,078	437	PAM Transportation Services Inc (a)	10,768	104
Infinera Corp (a)	33,958	218	PHI Inc (a)	19,341	417
Iridium Communications Inc (a)	253,536	2,163	Providence and Worcester Railroad Co	3,324	46

See accompanying notes

272

Schedule of Investments
SmallCap Value Fund II
July 31, 2011 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax
COMMON STOCKS (continued)		Shares Held Value (000's)	cost of investments held as of the period end were as follows:
Transportation (continued)
Quality Distribution Inc (a)	6,337 $	73
RailAmerica Inc (a)	52,370	780	Unrealized Appreciation	$ 151,554
Saia Inc (a)	30,954	466	Unrealized Depreciation	(87,305)
Scorpio Tankers Inc (a)	15,067	111	Net Unrealized Appreciation (Depreciation)	$ 64,249
Ship Finance International Ltd	17,934	285	Cost for federal income tax purposes	$ 1,081,394

Swift Transportation Co (a)	19,472	221	All dollar amounts are shown in thousands (000's)
Teekay Tankers Ltd	16,915	139
USA Truck Inc (a)	8,409	95	Portfolio Summary (unaudited)
Werner Enterprises Inc	108,346	2,552	Sector	Percent
		$ 22,680	Financial	32.74%
			Industrial	16.21%
Trucking & Leasing - 0.69%			Consumer, Non-cyclical	14.40%
Aircastle Ltd	179,258	2,052	Consumer, Cyclical	13.79%
Amerco Inc (a)	10,563	952
GATX Corp	85,862	3,386	Energy	7.17%

Greenbrier Cos Inc (a)	43,300	871	Technology	5.17%
TAL International Group Inc	10,867	337	Communications	4.86%

Willis Lease Finance Corp (a)	7,612	101	Basic Materials	4.06%
			Utilities	3.61%
		$ 7,699	Diversified	0.04%
Water - 0.12%			Liabilities in Excess of Other Assets, Net	(2.05)%
American States Water Co	9,205	315	TOTAL NET ASSETS	100.00%
California Water Service Group	26,175	479
Consolidated Water Co Ltd	8,042	73
Pico Holdings Inc (a)	8,052	220
SJW Corp	10,346	243
		$ 1,330
TOTAL COMMON STOCKS		$ 1,075,928
Maturity
	Amount
REPURCHASE AGREEMENTS - 6.21%	(000's)	Value (000's)
Banks - 6.21%
Investment in Joint Trading Account; Credit Suisse $	15,296	$ 15,296
Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
US Treasury Strips; $15,601,825; 4.50% -
9.00%; dated 11/15/18 - 08/15/39)
Investment in Joint Trading Account; Deutsche	28,681	28,679
Bank Repurchase Agreement; 0.18% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $29,253,422;
0.00% - 5.92%; dated 01/03/12 - 01/15/37)
Investment in Joint Trading Account; Merrill	16,180	16,180
Lynch Repurchase Agreement; 0.14% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $16,503,026;
0.00%; dated 10/21/11 - 04/15/42)
Investment in Joint Trading Account; Morgan	9,560	9,560
Stanley Repurchase Agreement; 0.16% dated
07/29/11 maturing 08/01/11 (collateralized by
Sovereign Agency Issues; $9,751,140; 0.88%
- 5.30%; dated 05/01/13 - 04/26/19)
		$ 69,715
TOTAL REPURCHASE AGREEMENTS		$ 69,715
Total Investments		$ 1,145,643
Liabilities in Excess of Other Assets, Net - (2.05)%		$ (22,983)
TOTAL NET ASSETS - 100.00%		$ 1,122,660

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $28 or 0.00% of net assets.

See accompanying notes

273

Schedule of Investments
SmallCap Value Fund II
July 31, 2011 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; September 2011	Long	586 $	48,055	$ 46,616	$ (1,439)
					$ (1,439)
All dollar amounts are shown in thousands (000's)

See accompanying notes

274

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS - 103.04%	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
Alabama - 1.94%			California (continued)
Auburn University			Morongo Band of Mission Indians
5.00%, 6/1/2038	$ 1,500	$ 1,534	6.50%, 3/1/2028(c)	$ 500	$ 471
Birmingham Airport Authority AGM			Poway Unified School District
5.25%, 7/1/2030	1,000	1,027	0.00%, 8/1/2023(b)	1,250	638
Courtland Industrial Development Board			Richmond Joint Powers Financing Authority
5.20%, 6/1/2025	1,250	1,205	6.25%, 7/1/2024	1,000	1,056
Selma Industrial Development Board			San Francisco City & County Airports
6.25%, 11/1/2033	700	730	Commission
		$ 4,496	5.00%, 5/1/2040	1,000	982
Alaska - 3.40%			State of California
Alaska International Airports System AMBAC			5.25%, 7/1/2021	1,000	1,156
5.25%, 10/1/2027	4,500	4,760	5.25%, 11/1/2025	2,000	2,089
Borough of Matanuska-Susitna AK ASSURED			Twin Rivers Unified School District AGM
GTY			3.50%, 6/1/2041	500	500
5.50%, 9/1/2023	1,500	1,706	University of California
City of Anchorage AK NATL-RE			5.50%, 5/15/2027	1,375	1,462
6.50%, 12/1/2013	1,235	1,392	5.75%, 5/15/2023(a)	930	1,090
		$ 7,858	5.75%, 5/15/2025(a)	1,380	1,585
Arizona - 3.62%					$ 25,979
Arizona State Transportation Board			Colorado - 2.39%
5.00%, 7/1/2026(a)	1,500	1,619	City of Colorado Springs CO AGM
Arizona State University AMBAC			5.25%, 12/15/2022	3,000	3,268
5.25%, 9/1/2024	1,090	1,131	Platte River Power Authority
Glendale Industrial Development Authority			5.00%, 6/1/2026	1,135	1,239
5.00%, 5/15/2035	500	470	Regional Transportation District
5.13%, 5/15/2040	500	469	6.00%, 1/15/2041	450	453
Maricopa County Pollution Control Corp			6.50%, 1/15/2030	500	531
6.00%, 5/1/2029	500	544			$ 5,491
Navajo County Pollution Control Corp			Connecticut - 0.51%
5.75%, 6/1/2034	1,000	1,132	State of Connecticut ACA
Phoenix Civic Improvement Corp			6.60%, 7/1/2024	1,200	1,167
5.00%, 7/1/2034	1,000	1,039
Pima County Industrial Development Authority			District of Columbia - 2.84%
6.25%, 6/1/2026	160	141	District of Columbia
6.55%, 12/1/2037	300	267	5.00%, 12/1/2023(a)	1,785	2,004
Salt River Project Agricultural Improvement &			5.00%, 12/1/2024(a)	715	793
Power District			6.38%, 10/1/2034	1,000	1,064
5.00%, 1/1/2039	1,500	1,537	District of Columbia Water & Sewer
		$ 8,349	Authority AGM
California - 11.27%			5.50%, 10/1/2017	500	603
Bay Area Toll Authority			District of Columbia Water & Sewer
5.00%, 4/1/2034	2,500	2,557	Authority AGM-CR NATL-RE-FGIC
California State Public Works Board			5.50%, 10/1/2041	2,000	2,103
5.00%, 4/1/2030	1,175	1,110			$ 6,567
California Statewide Communities Development			Florida - 4.11%
Authority			Bay Laurel Center Community Development
6.25%, 11/15/2019	500	536	District
6.63%, 11/15/2024	500	539	5.45%, 5/1/2037	460	378
California Statewide Communities Development			County of Miami-Dade FL ASSURED GTY
Authority FHA INS			5.25%, 10/1/2033	2,000	1,956
6.63%, 8/1/2029	1,000	1,132	Escambia County Health Facilities
City of Vernon CA			Authority AMBAC
5.13%, 8/1/2021	1,000	1,030	5.95%, 7/1/2020	65	67
Foothill-Eastern Transportation Corridor			Florida Housing Finance Corporation AMBAC
Agency NATL-RE			FHA 542 (C)
0.00%, 1/15/2018(b)	2,000	1,366	6.50%, 7/1/2036	900	885
Lancaster Redevelopment Agency			Hillsborough County Port District NATL-RE
6.50%, 8/1/2029	580	578	5.38%, 6/1/2027	1,000	1,006
Los Angeles Department of Airports			Miami-Dade County Educational Facilities
5.00%, 5/15/2035	1,500	1,503	Authority BHAC-CR
Los Angeles Department of Water & Power			5.50%, 4/1/2038	1,000	1,026
5.25%, 7/1/2038(a)	1,000	1,033	Miami-Dade County Expressway Authority
Los Angeles Harbor Department			5.00%, 7/1/2040	1,000	973
5.00%, 8/1/2031	1,240	1,283	Miami-Dade County School Board ASSURED
Los Angeles Unified School District/CA			GTY
5.00%, 7/1/2029	1,000	1,042	5.25%, 5/1/2028	2,000	2,086
Metropolitan Water District of Southern			Orange County Housing Finance Authority
California			7.00%, 10/1/2025	500	511
5.00%, 7/1/2029	1,150	1,241

See accompanying notes

275

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
Florida (continued)			Illinois (continued)
Seminole Indian Tribe of Florida			Volo Village Special Service Area No 3
5.75%, 10/1/2022(c)	$ 250	$ 250	6.00%, 3/1/2036	$ 250	$ 196
Tolomato Community Development District					$ 23,268
6.55%, 5/1/2027	300	198	Indiana - 1.92%
6.65%, 5/1/2040	160	97	Indiana Finance Authority
West Villages Improvement District			5.38%, 11/1/2032	1,000	1,026
5.50%, 5/1/2037(d)	150	67	Indiana Municipal Power Agency
		$ 9,500	6.00%, 1/1/2039	1,000	1,061
Georgia - 0.70%			Indiana Municipal Power Agency NATL-RE
City of Atlanta GA			6.13%, 1/1/2013	2,240	2,349
6.00%, 11/1/2027	1,000	1,105			$ 4,436
7.38%, 1/1/2031	500	511	Iowa - 1.36%
		$ 1,616	City of Altoona IA CITY APPROP
Hawaii - 0.88%			5.75%, 6/1/2031	1,200	1,233
City & County of Honolulu HI			County of Pottawattamie IA
6.00%, 1/1/2012	730	748	5.75%, 5/15/2026	285	273
6.00%, 1/1/2012	1,270	1,301	Iowa Finance Authority
		$ 2,049	5.75%, 11/15/2024	400	338
Idaho - 1.45%			State of Iowa
Idaho Health Facilities Authority			5.00%, 6/1/2027	1,200	1,298
6.65%, 2/15/2021	2,000	2,665			$ 3,142
Idaho Housing & Finance Association			Kansas - 1.34%
5.85%, 7/1/2036	665	687	County of Sedgwick KS/County of Shawnee
		$ 3,352	KS GNMA/FNMA
Illinois - 10.09%			5.65%, 6/1/2037	880	942
City of Chicago IL			Kansas Development Finance Authority
7.13%, 3/15/2022	500	500	5.50%, 11/15/2029	1,000	1,074
7.46%, 2/15/2026	250	245	Wyandotte County-Kansas City Unified
City of Chicago IL AGM			Government BHAC
5.75%, 1/1/2020	3,000	3,141	5.00%, 9/1/2029	1,000	1,051
City of Chicago IL ASSURED GTY					$ 3,067
5.25%, 1/1/2025	2,000	2,076	Kentucky - 4.30%
City of Chicago IL BHAC			County of Christian KY
5.50%, 1/1/2038	1,000	1,033	0.20%, 4/1/2037	1,000	1,000
City of United City of Yorkville IL			0.20%, 8/1/2037	2,000	2,000
5.75%, 3/1/2028	500	450	Kentucky Economic Development Finance
6.00%, 3/1/2036	600	456	Authority
Huntley Special Service Area No			5.38%, 8/15/2024	1,000	1,065
10/IL ASSURED GTY			5.63%, 8/15/2027	1,000	1,060
5.10%, 3/1/2029	1,000	1,017	6.50%, 3/1/2045	500	512
Illinois Finance Authority			Kentucky Economic Development Finance
5.00%, 8/15/2026	100	85	Authority ASSURED GTY
5.10%, 8/15/2031	255	207	6.00%, 12/1/2033	1,000	1,045
5.38%, 8/15/2024	500	545	Kentucky State Property & Building
5.50%, 8/1/2037	1,000	925	Commission ASSURED GTY
5.75%, 8/15/2030	1,000	1,064	5.25%, 2/1/2025	1,000	1,084
5.75%, 11/15/2037	1,500	1,494	Louisville/Jefferson County Metropolitan
6.00%, 5/15/2025	500	451	Government
6.00%, 3/1/2038	1,000	1,048	5.25%, 10/1/2036	665	613
6.25%, 11/15/2035	1,000	1,041	Paducah Electric Plant Board ASSURED GTY
6.50%, 11/1/2038	1,000	1,085	5.25%, 10/1/2035	1,500	1,544
7.00%, 2/15/2018	630	752			$ 9,923
7.25%, 11/1/2038	1,000	1,089	Louisiana - 1.62%
Illinois State Toll Highway Authority			Lafayette Public Trust Financing Authority AGM
5.25%, 1/1/2030	1,000	1,036	5.25%, 10/1/2030	1,000	1,040
Metropolitan Pier & Exposition Authority AGM			Louisiana Public Facilities Authority
5.50%, 6/15/2050	1,000	998	5.00%, 6/1/2030	400	403
Railsplitter Tobacco Settlement Authority			Louisiana Public Facilities Authority FNMA
5.25%, 6/1/2021	1,000	1,047	0.00%, 12/1/2019(b)	1,500	1,168
Village of Bartlett IL			New Orleans Aviation Board ASSURED GTY
5.60%, 1/1/2023	300	256	6.00%, 1/1/2023	1,000	1,133
Village of Bolingbrook IL					$ 3,744
6.25%, 1/1/2024(e)	500	332	Maryland - 1.05%
Village of Gilberts IL			Maryland Community Development
0.00%, 3/1/2016(b),(d)	500	225	Administration
Village of Pingree Grove IL			5.05%, 9/1/2032	1,000	976
5.25%, 3/1/2015	400	386	Maryland Economic Development Corp
6.00%, 3/1/2036	101	88	5.38%, 6/1/2025	390	382

See accompanying notes

276

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
Maryland (continued)			Nebraska (continued)
Maryland Economic Development Corp			Omaha Public Power District (continued)
(continued)			6.15%, 2/1/2012	$ 645	$ 662
5.75%, 6/1/2035	$ 545	$ 534	University of Nebraska
Maryland Health & Higher Educational Facilities			5.25%, 7/1/2039	1,000	1,046
Authority					$ 3,830
6.00%, 7/1/2041	500	522	Nevada - 1.38%
		$ 2,414	City of Reno NV
Massachusetts - 3.20%			5.25%, 6/1/2037	1,260	1,110
Massachusetts Bay Transportation Authority			County of Clark NV
5.25%, 7/1/2028	2,000	2,343	5.13%, 7/1/2034	1,000	990
Massachusetts Development Finance Agency			State of Nevada
5.75%, 11/15/2042	500	267	5.00%, 6/1/2022(a)	1,000	1,095
5.75%, 12/1/2042	1,000	1,119			$ 3,195
6.38%, 7/1/2029(d)	600	542	New Hampshire - 1.67%
Massachusetts Health & Educational Facilities			City of Manchester NH AGM
Authority			5.13%, 1/1/2030	1,000	1,028
6.00%, 7/1/2031	200	207	New Hampshire Business Finance Authority
6.00%, 7/1/2031	800	808	7.13%, 7/1/2027(e)	750	771
Massachusetts Health & Educational Facilities			New Hampshire Health & Education Facilities
Authority GO OF UNIV			Authority AGM
5.00%, 7/1/2038	1,000	1,031	5.50%, 8/1/2027	2,000	2,056
Massachusetts State College Building Authority					$ 3,855
5.50%, 5/1/2039	1,000	1,051	New Jersey - 1.55%
		$ 7,368	New Jersey Economic Development Authority
Michigan - 2.23%			5.00%, 9/1/2034	1,000	1,005
City of Detroit MI AGM			5.13%, 7/1/2025	160	136
7.00%, 7/1/2027	1,500	1,762	5.75%, 4/1/2031	1,000	926
Kent Hospital Finance Authority			5.75%, 6/1/2031	550	539
5.50%, 1/15/2047	500	567	New Jersey Housing & Mortgage Finance Agency
Lansing Board of Water & Light			6.38%, 10/1/2028	900	966
5.00%, 7/1/2037	850	861			$ 3,572
Michigan Strategic Fund			New Mexico - 0.65%
5.45%, 9/1/2029	1,000	1,000	New Mexico Hospital Equipment Loan Council
Michigan Strategic Fund XLCA			5.00%, 8/1/2039	1,500	1,496
5.45%, 12/15/2032	1,000	964
		$ 5,154	New York - 4.43%
Minnesota - 0.71%			Brooklyn Arena Local Development Corp
City of Minneapolis MN			6.25%, 7/15/2040	480	489
6.75%, 11/15/2032	500	544	6.38%, 7/15/2043	200	204
City of Minneapolis MN ASSURED GTY			Metropolitan Transportation Authority
6.50%, 11/15/2038	1,000	1,089	5.25%, 11/15/2030	1,500	1,581
		$ 1,633	New York City Industrial Development Agency
Missouri - 1.76%			6.25%, 3/1/2015	1,000	1,004
Cape Girardeau County Industrial Development			New York City Industrial Development
Authority			Agency ASSURED GTY
5.50%, 6/1/2034	1,000	1,004	6.13%, 1/1/2029	1,000	1,062
5.63%, 6/1/2027	160	158	New York City Transitional Finance Authority ST
City of Carthage MO			AID WITHHLDG
6.00%, 4/1/2038	250	208	5.25%, 1/15/2039	2,000	2,077
City of Fenton MO			New York State Dormitory Authority ASSURED
7.00%, 10/1/2021	575	587	GTY ST AID WITHHLDG
City of Kansas City MO			5.00%, 10/1/2023	2,000	2,166
5.40%, 6/1/2024	120	103	New York State Thruway Authority
City of Maryland Heights MO			5.00%, 3/15/2026(a)	1,480	1,604
5.50%, 9/1/2018	220	212			$ 10,187
Missouri State Health & Educational Facilities			North Carolina - 0.47%
Authority			City of Raleigh NC
0.30%, 7/1/2029	1,000	1,000	5.00%, 3/1/2031	1,000	1,087
5.50%, 2/1/2042	375	342
St Louis County Industrial Development			Ohio - 2.26%
Authority			County of Adams OH
6.38%, 12/1/2030	500	464	6.25%, 9/1/2020(d)	1,000	801
		$ 4,078	County of Montgomery OH
Nebraska - 1.66%			6.25%, 11/15/2033	1,310	1,369
Municipal Energy Agency of Nebraska BHAC			Ohio Air Quality Development Authority
5.13%, 4/1/2029	1,000	1,063	5.63%, 6/1/2018	1,000	1,101
Omaha Public Power District			Ohio Higher Educational Facility Commission
5.50%, 2/1/2039	1,000	1,059	6.75%, 1/15/2039	1,000	1,033

See accompanying notes

277

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2011 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
Ohio (continued)			Texas (continued)
Ohio Housing Finance			Dallas County Flood Control District No 1
Agency GNMA/FNMA/FHLMC COLL			6.75%, 4/1/2016	$ 205	$ 216
5.20%, 9/1/2029	$ 875	$ 898	Dallas-Fort Worth International Airport Facilities
		$ 5,202	Improvement Corp BHAC-CR FGIC
Oklahoma - 0.03%			5.50%, 11/1/2031	1,500	1,501
Oklahoma Housing Finance Agency GNMA			Dallas-Fort Worth International Airport Facilities
COLL			Improvement Corp NATL-RE
8.00%, 8/1/2018	60	60	6.00%, 11/1/2023	500	502
			El Paso County Hospital District ASSURED GTY
Oregon - 0.95%			5.00%, 8/15/2037	1,000	1,019
Oregon State Department of Administrative			Harris County Industrial Development Corp
Services			5.00%, 2/1/2023	400	416
5.25%, 4/1/2026	1,500	1,677	McLennan County Public Facility Corp
Warm Springs Reservation Confederated Tribe			6.63%, 6/1/2035	995	1,068
6.38%, 11/1/2033	500	506	North Texas Health Facilities Development
		$ 2,183	Corp AGM
Pennsylvania - 1.91%			5.00%, 9/1/2024	1,000	1,030
Franklin County Industrial Development			5.00%, 9/1/2032	1,000	994
Authority/PA			North Texas Tollway Authority
5.38%, 7/1/2042	130	123	5.63%, 1/1/2033	1,000	1,028
Pennsylvania Economic Development Financing			5.75%, 1/1/2033	1,000	1,014
Authority			Sea Breeze Public Facility Corp
5.00%, 12/1/2042	750	772	6.50%, 1/1/2046	100	82
Pennsylvania Turnpike Commission			Southwest Higher Education Authority
0.00%, 12/1/2028(b),(e)	800	654	5.00%, 10/1/2035	1,500	1,533
0.00%, 12/1/2034(b),(e)	500	395	Spring Independent School District PSF-GTD
Pennsylvania Turnpike Commission ASSURED			5.00%, 8/15/2034	1,000	1,036
GTY			Tarrant County Cultural Education Facilities
5.00%, 6/1/2039	1,500	1,476	Finance Corp
Philadelphia Redevelopment Authority NATL-RE			6.13%, 11/15/2029	1,000	1,004
FGIC			Tarrant County Cultural Education Facilities
5.50%, 4/15/2017	1,000	1,027	Finance Corp ASSURED GTY
		$ 4,447	6.25%, 7/1/2028	1,000	1,080
Puerto Rico - 1.65%			Texas A&M University
Puerto Rico Sales Tax Financing Corp			5.00%, 5/15/2027	1,000	1,092
5.00%, 8/1/2039	1,000	1,000	Texas Private Activity Bond Surface
5.25%, 8/1/2041	1,350	1,322	Transportation Corp
5.38%, 8/1/2039	700	700	6.88%, 12/31/2039	550	580
5.50%, 8/1/2042	800	805	Texas Transportation Commission
		$ 3,827	5.00%, 4/1/2020	1,000	1,131
South Carolina - 0.90%					$ 18,889
South Carolina Jobs-Economic Development			Utah - 1.58%
Authority AMBAC			Utah Housing Corp
			5.25%, 1/1/2039(a)	2,620	2,643
5.20%, 11/1/2027	1,000	1,033
South Carolina Jobs-Economic Development			5.75%, 7/1/2036	965	988
Authority ASSURED GTY					$ 3,631
5.38%, 2/1/2029	1,000	1,045	Virgin Islands - 0.28%
		$ 2,078	Virgin Islands Public Finance Authority
Tennessee - 1.26%			5.00%, 10/1/2025	650	651
Chattanooga Health Educational & Housing
Facility Board			Virginia - 0.55%
5.50%, 10/1/2020	445	441	Washington County Industrial Development
Johnson City Health & Educational Facilities			Authority/VA
Board			7.50%, 7/1/2029	750	846
7.50%, 7/1/2033	1,000	1,082	White Oak Village Shops Community
Shelby County Health Educational & Housing			Development Authority
Facilities Board			5.30%, 3/1/2017	400	409
5.63%, 9/1/2026	500	466			$ 1,255
Tennessee Housing Development Agency GO OF			Washington - 3.34%
AGY			FYI Properties
4.85%, 1/1/2032	935	915	5.50%, 6/1/2039	1,000	1,033
		$ 2,904	State of Washington
Texas - 8.19%			6.40%, 6/1/2017	3,000	3,588
Capital Area Cultural Education Facilities Finance			Washington Health Care Facilities Authority
Corp			7.38%, 3/1/2038	1,000	1,096
6.13%, 4/1/2045	1,000	1,011	Washington Health Care Facilities Authority AGM
County of Harris TX			5.50%, 8/15/2038	1,000	1,025
5.00%, 8/15/2032(a)	1,500	1,552

See accompanying notes

278

Schedule of Investments Tax-Exempt Bond Fund July 31, 2011 (unaudited)

			Portfolio Summary (unaudited)

	Principal		Sector	Percent
	Amount		Revenue Bonds	55.05%
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	Insured	37.02%
			General Obligation Unltd	4.81%
Washington (continued)			Prerefunded	3.33%
Washington Higher Education Facilities Authority
5.63%, 10/1/2040	$ 1,000	$ 981	Special Assessment	0.90%
			Tax Allocation	0.81%
		$ 7,723	Special Tax	0.79%
West Virginia - 1.73%			Certificate Participation	0.33%
County of Harrison WV NATL-RE-IBC			Liability For Floating Rate Notes Issued	(3.85)%
6.88%, 4/15/2022	2,500	2,501	Other Assets in Excess of Liabilities, Net	0.81%
County of Ohio WV			TOTAL NET ASSETS	100.00%
5.85%, 6/1/2034	250	224
West Virginia Hospital Finance Authority
5.50%, 6/1/2034	1,250	1,269
		$ 3,994
Wisconsin - 3.56%
City of Superior WI GO OF CORP
5.38%, 11/1/2021	750	771
County of Milwaukee WI AGM
5.25%, 12/1/2025	4,000	4,046
State of Wisconsin ST APPROP
5.38%, 5/1/2025	1,000	1,108
Wisconsin Health & Educational Facilities
Authority
5.00%, 10/1/2033	1,000	1,010
6.38%, 2/15/2029	500	535
6.63%, 2/15/2039	720	766
		$ 8,236
Wyoming - 0.35%
County of Sublette WY
0.22%, 11/1/2014	800	800

TOTAL MUNICIPAL BONDS	$ 237,753
Total Investments	$ 237,753
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (3.85)%
Notes with interest rates ranging from 0.12% to $ (8,890)	$ (8,890)
0.18% at July 31, 2011 and contractual maturity of
collateral from 2016-2039.(f)
Total Net Investments	$ 228,863
Other Assets in Excess of Liabilities, Net - 0.81%	$ 1,880
TOTAL NET ASSETS - 100.00%	$ 230,743

(a)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(b)	Non-Income Producing Security
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $721 or 0.31% of net assets.
(d)	Security is Illiquid
(e)	Variable Rate. Rate shown is in effect at July 31, 2011.
(f)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at July 31, 2011

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 11,988
Unrealized Depreciation	(2,690)
Net Unrealized Appreciation (Depreciation)	$ 9,298
Cost for federal income tax purposes	$ 219,567
All dollar amounts are shown in thousands (000's)

See accompanying notes

279

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund,
Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040
Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, and Principal
LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”) along with SAM Balanced Portfolio,
SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and
SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Bond & Mortgage Securities Fund, California Municipal Fund, Core Plus Bond Fund I, Disciplined LargeCap Blend
Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate
Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation
Protection Fund, International Emerging Markets Fund, International Fund I, International Growth Fund, International
Value Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II,
LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund I, LargeCap Value Fund III, MidCap
Blend Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I,
MidCap Value Fund III, Money Market Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-
Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap Growth Fund I, SmallCap Growth Fund
II, SmallCap S&P 600 Index Fund, SmallCap Value Fund, SmallCap Value Fund II, and Tax-Exempt Bond Fund
(known as the "Funds") (with the exception of Money Market Fund, Principal LifeTime Funds, and the SAM
Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-
supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by
Principal Management Corporation (“the Manager”) under procedures established and periodically reviewed by the
Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are ordinarily not reflected in the Funds’
net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Fund values its securities at amortized cost as permitted under Rule 2a-7 of the Investment
Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate
interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed
securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each
Fund’s assets and liabilities. Certain transfers my occur as a result of the Fund’s valuation policies for international securities which involve fair value estimates based on observable market inputs when significant events occur between the local close and the time the net asset value of the Fund is calculated. The table below includes amounts that were transferred from Level 1 to Level 2 at July 31, 2011:

Diversified International Fund	$ 115,664,087
Global Real Estate Securities Fund	$ 2,720,359
High Yield Fund	$ 962,000
International Emerging Markets Fund	$ 263,043,705
International Fund I	$ 426,904,540
International Growth Fund	$ 20,999,618
International Value Fund I	$ 860,029,297

The following is a summary of the inputs used as of July 31, 2011 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)
Bond & Mortgage Securities Fund
Bonds	$ —	$ 1,145,879	$ 19,872	$ 1,165,751
Common Stocks*	—	—	—	—
Convertible Bonds	—	816	—	816
Preferred Stocks	739	—	—	739
Repurchase Agreements	—	87,036	—	87,036
Senior Floating Rate Interests	—	36,181	1,000	37,181
U.S. Government & Government Agency Obligations	—	855,532	—	855,532
Total investments in securities $	739	$ 2,125,444	$ 20,872	$ 2,147,055
Assets
Credit Contracts**
Credit Default Swaps	$ —	$ 646	$ —	$ 646
Liabilities
Credit Contracts**
Credit Default Swaps	$ —	$ (366)	$ —	$ (366)
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ (106)	$ —	$ (106)
Interest Rate Contracts**
Futures	$ (261)	$ —	$ —	$ (261)

California Municipal Fund
Municipal Bonds	$ —	$ 224,792	$ —	$ 224,792
Total investments in securities $	—	$ 224,792	$ —	$ 224,792

Core Plus Bond Fund I
Bonds	$ —	$ 1,410,774	$ 55,707	$ 1,466,481
Commercial Paper	—	599,275	6,233	605,508
Convertible Bonds	—	14,246	—	14,246
Convertible Preferred Stocks	6,158	—	—	6,158
Municipal Bonds	—	117,063	—	117,063
Purchased Swaptions	—	—	280	280
Repurchase Agreements	—	149,900	—	149,900
Senior Floating Rate Interests	—	2,790	—	2,790
U.S. Government & Government Agency Obligations	—	911,228	—	911,228
Total investments in securities $	6,158	$ 3,205,276	$ 62,220	$ 3,273,654
Assets
Credit Contracts**
Credit Default Swaps	$ —	$ 1,318	$ 108	$ 1,426
Credit Default Swaptions	$ —	$ 16	$ —	$ 16
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ 20,150	$ —	$ 20,150
Interest Rate Contracts**
Futures	$ 14,794	$ —	$ —	$ 14,794
Inflation Floors	$ —	$ 137	$ —	$ 137
Interest Rate Swaps	$ —	$ 6,730	$ 604	$ 7,334
Interest Rate Swaptions	$ —	$ 2,170	$ —	$ 2,170
Written Options	$ —	$ 154	$ —	$ 154
Liabilities
Credit Contracts**
Credit Default Swaps	$ —	$ (1,042)	$ (333)	$ (1,375)
Credit Default Swaptions	$ —	$ (10)	$ —	$ (10)
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ (46,855)	$ —	$ (46,855)
Interest Rate Contracts**
Forward Volatility Agreements	$ —	$ —	$ (1,402)	$ (1,402)
Futures	$ (1)	$ —	$ —	$ (1)
Interest Rate Swaps	$ —	$ (15,672)	$ (505)	$ (16,177)
Interest Rate Swaptions	$ —	$ (1,320)	$ —	$ (1,320)
Written Options	$ —	$ (161)	$ —	$ (161)
Short Sales**
U.S. Government & Government Agency Obligations	$ —	$ (45)	$ —	$ (45)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)
Disciplined LargeCap Blend Fund
Common Stocks*	$ 262,686		$ —	$ —	$ 262,686
	Total investments in securities $	262,686	$ —	$ —	$ 262,686

Diversified International Fund
Common Stocks
Basic Materials	$ 67,919		$ 182,741	$ —	$ 250,660
Communications		13,454	154,157	—	167,611
Consumer, Cyclical		22,124	240,705	—	262,829
Consumer, Non-cyclical		26,221	271,708	—	297,929
Diversified		—	16,743	—	16,743
Energy		48,115	163,910	—	212,025
Financial		85,091	356,925	—	442,016
Industrial		18,148	211,103	—	229,251
Technology		1,127	77,328	—	78,455
Utilities		4,762	60,436	—	65,198
Preferred Stocks
Communications		—	2,208	—	2,208
Repurchase Agreements		—	27,090	—	27,090
	Total investments in securities $	286,961	$ 1,765,054	$ —	$ 2,052,015

Equity Income Fund
Common Stocks*	$ 3,336,736		$ —	$ —	$ 3,336,736
Preferred Stocks		20,716	—	—	20,716
Repurchase Agreements		—	47,982	—	47,982
	Total investments in securities $	3,357,452	$ 47,982	$ —	$ 3,405,434

Global Diversified Income Fund
Bonds	$ —	$ 1,662,995	$ 28,483	$ 1,691,478
Common Stocks
Basic Materials	4,619	6,361	—	10,980
Communications	7,528	11,304	—	18,832
Consumer, Cyclical	13,914	8,895	—	22,809
Consumer, Non-cyclical	17,525	7,780	—	25,305
Diversified	347	6,021	—	6,368
Energy	281,465	14,498	—	295,963
Exchange Traded Funds	621	—	—	621
Financial	130,684	125,706	—	256,390
Industrial	6,964	6,506	—	13,470
Technology	4,027	783	—	4,810
Utilities	8,568	4,506	—	13,074
Convertible Bonds	—	73	—	73
Convertible Preferred Stocks
Financial	3,232	5,858	—	9,090
Preferred Stocks
Communications	19,656	2,620	—	22,276
Energy	138	—	—	138
Financial	167,818	47,078	3,083	217,979
Government	—	9,735	—	9,735
Utilities	1,430	—	—	1,430
Repurchase Agreements	—	22,535	—	22,535
Senior Floating Rate Interests	—	64,401	—	64,401
Total investments in securities $	668,536	$ 2,007,655	$ 31,566	$ 2,707,757

Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical	$ 2,752		$ 1,329	$ —	$ 4,081
Diversified		—	4,872	—	4,872
Financial		129,858	127,101	—	256,959
	Total investments in securities $	132,610	$ 133,302	$ —	$ 265,912
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —		$ 683	$ —	$ 683
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —		$ (719)	$ —	$ (719)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)

Government & High Quality Bond Fund
Bonds	$ —		$ 538,020	$ 5,544	$ 543,564
Repurchase Agreements		—	51,311	—	51,311
U.S. Government & Government Agency Obligations		—	1,187,075	—	1,187,075
	Total investments in securities $	—	$ 1,776,406	$ 5,544	$ 1,781,950

High Yield Fund
Bonds	$ —		$ 2,825,925	$ 28,693	$ 2,854,618
Common Stocks
Consumer, Cyclical		8,049	—	—	8,049
Consumer, Non-cyclical		—	—	1	1
Energy		—	—	—	—
Technology		—	—	—	—
Convertible Bonds		—	9,614	9,527	19,141
Preferred Stocks
Financial		7,632	45,425	—	53,057
Government		3,770	—	—	3,770
Repurchase Agreements		—	130,314	—	130,314
Senior Floating Rate Interests		—	276,809	16,900	293,709
	Total investments in securities $	19,451	$ 3,288,087	$ 55,121	$ 3,362,659

High Yield Fund I
Bonds	$ —		$ 1,415,868	$ 5,435	$ 1,421,303
Common Stocks
Basic Materials		2,865	—	—	2,865
Consumer, Cyclical		3,080	—	142	3,222
Consumer, Non-cyclical		—	—	8	8
Industrial		184	—	247	431
Technology		1,684	—	—	1,684
Convertible Bonds		—	119	—	119
Convertible Preferred Stocks
Consumer, Cyclical		871	—	—	871
Preferred Stocks
Consumer, Non-cyclical		—	—	62	62
Financial		—	4,097	—	4,097
Repurchase Agreements		—	30,127	—	30,127
Senior Floating Rate Interests		—	101,095	—	101,095
	Total investments in securities $	8,684	$ 1,551,306	$ 5,894	$ 1,565,884

Income Fund
Bonds	$ —		$ 1,061,126	$ 10,693	$ 1,071,819
Common Stocks*		—	—	—	—
Convertible Bonds		—	10,926	—	10,926
Repurchase Agreements		—	73,584	—	73,584
Senior Floating Rate Interests		—	16,217	—	16,217
U.S. Government & Government Agency Obligations		—	360,496	—	360,496
	Total investments in securities $	—	$ 1,522,349	$ 10,693	$ 1,533,042

Inflation Protection Fund
Bonds	$ —		$ 16,776	$ 6,714	$ 23,490
U.S. Government & Government Agency Obligations		—	816,066	—	816,066
	Total investments in securities $	—	$ 832,842	$ 6,714	$ 839,556
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —		$ 2	$ —	$ 2
Interest Rate Contracts**
Futures	$ 294		$ —	$ —	$ 294
Interest Rate Swaps	$ —		$ 414	$ —	$ 414
Liabilities
Interest Rate Contracts**
Futures	$ (1,912)		$ —	$ —	$ (1,912)
Interest Rate Swaps	$ —		$ (501)	$ —	$ (501)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)
International Emerging Markets Fund
Common Stocks
Basic Materials	$ 106,071		$ 110,883	$ —	$ 216,954
Communications		41,357	125,502	—	166,859
Consumer, Cyclical		36,682	154,551	—	191,233
Consumer, Non-cyclical		106,293	34,635	—	140,928
Diversified		8,828	32,516	—	41,344
Energy		118,183	125,490	—	243,673
Financial		108,745	277,706	—	386,451
Industrial		—	100,667	—	100,667
Technology		4,497	126,754	—	131,251
Utilities		14,884	30,833	—	45,717
Preferred Stocks
Communications		—	8,343	—	8,343
Repurchase Agreements		—	9,306	—	9,306
	Total investments in securities $	545,540	$ 1,137,186	$ —	$ 1,682,726

International Fund I
Common Stocks
Basic Materials	$ 13,037		$ 143,184	$ —	$ 156,221
Communications		8,591	75,923	—	84,514
Consumer, Cyclical		—	178,466	—	178,466
Consumer, Non-cyclical		9,870	229,766	—	239,636
Diversified		17,164	39,049	—	56,213
Energy		42,469	78,661	—	121,130
Financial		31,894	254,663	—	286,557
Industrial		—	174,944	—	174,944
Technology		13,687	41,795	—	55,482
Utilities		—	61,623	—	61,623
Repurchase Agreements		—	23,550	—	23,550
	Total investments in securities $	136,712	$ 1,301,624	$ —	$ 1,438,336
Liabilities
Equity Contracts**
Futures	$ (127)		$ —	$ —	$ (127)

International Growth Fund
Common Stocks
Basic Materials	$ 51,177		$ 141,865	$ —	$ 193,042
Communications		—	44,253	—	44,253
Consumer, Cyclical		10,606	186,701	—	197,307
Consumer, Non-cyclical		7,317	250,479	—	257,796
Diversified		—	14,566	—	14,566
Energy		23,577	62,889	—	86,466
Exchange Traded Funds		5,736	—	—	5,736
Financial		10,320	104,812	—	115,132
Industrial		15,093	164,180	—	179,273
Technology		11,935	23,631	—	35,566
Utilities		—	16,620	—	16,620
Repurchase Agreements		—	7,168	—	7,168
	Total investments in securities $	135,761	$ 1,017,164	$ —	$ 1,152,925

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)
International Value Fund I
Common Stocks
Basic Materials	$ —		$ 128,118	$ —	$ 128,118
Communications		—	94,202	—	94,202
Consumer, Cyclical		20,556	173,851	—	194,407
Consumer, Non-cyclical		23,023	175,705	—	198,728
Diversified		—	1,052	—	1,052
Energy		—	102,736	—	102,736
Financial		—	349,699	2	349,701
Industrial		—	257,934	—	257,934
Technology		9,090	55,102	—	64,192
Utilities		—	64,464	—	64,464
Repurchase Agreements		—	32,163	—	32,163
	Total investments in securities $	52,669	$ 1,435,026	$ 2	$ 1,487,697
Assets
Equity Contracts**
Futures	$ 275		$ —	$ —	$ 275

LargeCap Blend Fund II
Common Stocks*	$ 1,012,910		$ —	$ —	$ 1,012,910
Repurchase Agreements		—	41,420	—	41,420
	Total investments in securities $	1,012,910	$ 41,420	$ —	$ 1,054,330
Assets
Equity Contracts**
Futures	$ 21		$ —	$ —	$ 21

LargeCap Growth Fund
Common Stocks*	$ 2,302,465		$ —	$ —	$ 2,302,465
Repurchase Agreements		—	56,278	—	56,278
	Total investments in securities $	2,302,465	$ 56,278	$ —	$ 2,358,743

LargeCap Growth Fund I
Common Stocks
Basic Materials	$ 72,108		$ —	$ —	$ 72,108
Communications		518,872	—	6,257	525,129
Consumer, Cyclical		316,679	—	—	316,679
Consumer, Non-cyclical		663,966	—	—	663,966
Energy		332,144	—	—	332,144
Financial		149,372	—	—	149,372
Industrial		530,314	—	—	530,314
Technology		634,147	—	—	634,147
Utilities		451	—	—	451
Repurchase Agreements		—	80,147	—	80,147
	Total investments in securities $	3,218,053	$ 80,147	$ 6,257	$ 3,304,457
Liabilities
Equity Contracts**
Futures	$ (856)		$ —	$ —	$ (856)

LargeCap Growth Fund II
Common Stocks*	$ 1,079,444		$ —	$ —	$ 1,079,444
Repurchase Agreements		—	19,456	—	19,456
	Total investments in securities $	1,079,444	$ 19,456	$ —	$ 1,098,900
Liabilities
Equity Contracts**
Futures	$ (564)		$ —	$ —	$ (564)

LargeCap S&P 500 Index Fund
Common Stocks*	$ 2,404,143		$ —	$ —	$ 2,404,143
Repurchase Agreements		—	29,272	—	29,272
	Total investments in securities $	2,404,143	$ 29,272	$ —	$ 2,433,415
Liabilities
Equity Contracts**
Futures	$ (305)		$ —	$ —	$ (305)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)
LargeCap Value Fund
Common Stocks*	$ 1,521,814		$ —	$ —	$ 1,521,814
Repurchase Agreements		—	30,976	—	30,976
	Total investments in securities $	1,521,814	$ 30,976	$ —	$ 1,552,790
Assets
Equity Contracts**
Futures	$ 136		$ —	$ —	$ 136

LargeCap Value Fund I
Common Stocks*	$ 2,036,953		$ —	$ —	$ 2,036,953
Repurchase Agreements		—	45,099	—	45,099
	Total investments in securities $	2,036,953	$ 45,099	$ —	$ 2,082,052
Liabilities
Equity Contracts**
Futures	$ (198)		$ —	$ —	$ (198)

LargeCap Value Fund III
Common Stocks*	$ 1,238,062		$ —	$ —	$ 1,238,062
Repurchase Agreements		—	26,382	—	26,382
	Total investments in securities $	1,238,062	$ 26,382	$ —	$ 1,264,444
Liabilities
Equity Contracts**
Futures	$ (681)		$ —	$ —	$ (681)

MidCap Blend Fund
Common Stocks*	$ 1,606,940		$ —	$ —	$ 1,606,940
Repurchase Agreements		—	20,216	—	20,216
	Total investments in securities $	1,606,940	$ 20,216	$ —	$ 1,627,156

MidCap Growth Fund
Common Stocks*	$ 135,029		$ —	$ —	$ 135,029
Repurchase Agreements		—	1,893	—	1,893
	Total investments in securities $	135,029	$ 1,893	$ —	$ 136,922

MidCap Growth Fund III
Common Stocks*	$ 1,628,459		$ —	$ —	$ 1,628,459
Repurchase Agreements		—	39,098	—	39,098
	Total investments in securities $	1,628,459	$ 39,098	$ —	$ 1,667,557
Liabilities
Equity Contracts**
Futures	$ (1,485)		$ —	$ —	$ (1,485)

MidCap S&P 400 Index Fund
Common Stocks*	$ 459,217		$ —	$ —	$ 459,217
Repurchase Agreements		—	9,193	—	9,193
	Total investments in securities $	459,217	$ 9,193	$ —	$ 468,410
Liabilities
Equity Contracts**
Futures	$ (330)		$ —	$ —	$ (330)

MidCap Value Fund I
Common Stocks*	$ 1,527,667		$ —	$ —	$ 1,527,667
Repurchase Agreements		—	66,755	—	66,755
	Total investments in securities $	1,527,667	$ 66,755	$ —	$ 1,594,422
Liabilities
Equity Contracts**
Futures	$ (539)		$ —	$ —	$ (539)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)
MidCap Value Fund III
Common Stocks*	$ 91,276		$ —	$ —	$ 91,276
Repurchase Agreements		—	4,545	—	4,545
	Total investments in securities $	91,276	$ 4,545	$ —	$ 95,821
Liabilities
Equity Contracts**
Futures	$ (143)		$ —	$ —	$ (143)

Money Market Fund
Bonds	$ —		$ 171,565	$ —	$ 171,565
Certificate of Deposit		—	13,800	—	13,800
Commercial Paper		—	895,273	—	895,273
Investment Companies		46,900	—	—	46,900
Municipal Bonds		—	91,062	—	91,062
Repurchase Agreements		—	93,100	—	93,100
	Total investments in securities $	46,900	$ 1,264,800	$ —	$ 1,311,700

Principal Capital Appreciation Fund
Common Stocks*	$ 1,398,296		$ —	$ —	$ 1,398,296
Repurchase Agreements		—	31,300	—	31,300
	Total investments in securities $	1,398,296	$ 31,300	$ —	$ 1,429,596

Principal LifeTime 2010 Fund
Investment Companies	$ 1,747,925		$ —	$ —	$ 1,747,925
	Total investments in securities $	1,747,925	$ —	$ —	$ 1,747,925

Principal LifeTime 2015 Fund
Investment Companies	$ 638,744		$ —	$ —	$ 638,744
	Total investments in securities $	638,744	$ —	$ —	$ 638,744

Principal LifeTime 2020 Fund
Investment Companies	$ 5,184,412		$ —	$ —	$ 5,184,412
	Total investments in securities $	5,184,412	$ —	$ —	$ 5,184,412

Principal LifeTime 2025 Fund
Investment Companies	$ 738,215		$ —	$ —	$ 738,215
	Total investments in securities $	738,215	$ —	$ —	$ 738,215

Principal LifeTime 2030 Fund
Investment Companies	$ 4,727,404		$ —	$ —	$ 4,727,404
	Total investments in securities $	4,727,404	$ —	$ —	$ 4,727,404

Principal LifeTime 2035 Fund
Investment Companies	$ 473,627		$ —	$ —	$ 473,627
	Total investments in securities $	473,627	$ —	$ —	$ 473,627

Principal LifeTime 2040 Fund
Investment Companies	$ 2,806,839		$ —	$ —	$ 2,806,839
	Total investments in securities $	2,806,839	$ —	$ —	$ 2,806,839

Principal LifeTime 2045 Fund
Investment Companies	$ 225,270		$ —	$ —	$ 225,270
	Total investments in securities $	225,270	$ —	$ —	$ 225,270

Principal LifeTime 2050 Fund
Investment Companies	$ 1,176,309		$ —	$ —	$ 1,176,309
	Total investments in securities $	1,176,309	$ —	$ —	$ 1,176,309

Principal LifeTime 2055 Fund
Investment Companies	$ 33,458		$ —	$ —	$ 33,458
	Total investments in securities $	33,458	$ —	$ —	$ 33,458

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime Strategic Income Fund
Investment Companies	$ 682,439		$ —	$ —	$ 682,439
	Total investments in securities $	682,439	$ —	$ —	$ 682,439

Real Estate Securities Fund
Common Stocks*	$ 1,793,935		$ —	$ —	$ 1,793,935
Convertible Preferred Stocks
Financial	$ —		$ 18,894	$ —	$ 18,894
Repurchase Agreements		—	25,271	—	25,271
	Total investments in securities $	1,793,935	$ 44,165	$ —	$ 1,838,100

SAM Balanced Portfolio
Investment Companies	$ 3,401,416		$ —	$ —	$ 3,401,416
	Total investments in securities $	3,401,416	$ —	$ —	$ 3,401,416

SAM Conservative Balanced Portfolio
Investment Companies	$ 926,518		$ —	$ —	$ 926,518
	Total investments in securities $	926,518	$ —	$ —	$ 926,518

SAM Conservative Growth Portfolio
Investment Companies	$ 2,376,091		$ —	$ —	$ 2,376,091
	Total investments in securities $	2,376,091	$ —	$ —	$ 2,376,091

SAM Flexible Income Portfolio
Investment Companies	$ 1,103,223		$ —	$ —	$ 1,103,223
	Total investments in securities $	1,103,223	$ —	$ —	$ 1,103,223

SAM Strategic Growth Portfolio
Investment Companies	$ 1,519,422		$ —	$ —	$ 1,519,422
	Total investments in securities $	1,519,422	$ —	$ —	$ 1,519,422

Short-Term Income Fund
Bonds	$ —		$ 1,097,066	$ —	$ 1,097,066
Municipal Bonds		—	10,345	—	10,345
Repurchase Agreements		—	19,618	—	19,618
U.S. Government & Government Agency Obligations		—	11,488	—	11,488
	Total investments in securities $	—	$ 1,138,517	$ —	$ 1,138,517
Liabilities
Interest Rate Contracts**
Futures	$ (2,131)		$ —	$ —	$ (2,131)

SmallCap Blend Fund
Common Stocks*	$ 221,677		$ —	$ —	$ 221,677
Repurchase Agreements		—	12,472	—	12,472
	Total investments in securities $	221,677	$ 12,472	$ —	$ 234,149
Assets
Equity Contracts**
Futures	$ 45		$ —	$ —	$ 45

SmallCap Growth Fund
Common Stocks*	$ 79,311		$ —	$ —	$ 79,311
Repurchase Agreements		—	4,232	—	4,232
	Total investments in securities $	79,311	$ 4,232	$ —	$ 83,543
Assets
Equity Contracts**
Futures	$ 26		$ —	$ —	$ 26

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs Totals (Level 1,2,3)
SmallCap Growth Fund I
Common Stocks
Basic Materials	$ 28,045		$ —	$ —	$ 28,045
Communications		91,778	—	5	91,783
Consumer, Cyclical		211,647	—	—	211,647
Consumer, Non-cyclical		372,206	—	—	372,206
Diversified		112	—	—	112
Energy		86,060	—	—	86,060
Financial		44,739	—	—	44,739
Industrial		225,033	—	—	225,033
Technology		220,764	—	—	220,764
Utilities		249	—	—	249
Repurchase Agreements		—	77,777	—	77,777
	Total investments in securities $	1,280,633	$ 77,777	$ 5	$ 1,358,415
Liabilities
Equity Contracts**
Futures	$ (774)		$ —	$ —	$ (774)

SmallCap Growth Fund II
Common Stocks
Basic Materials	$ 6,385		$ —	$ —	$ 6,385
Communications		31,631	—	1	31,632
Consumer, Cyclical		39,493	—	—	39,493
Consumer, Non-cyclical		40,426	—	—	40,426
Diversified		19	—	—	19
Energy		16,760	—	—	16,760
Financial		10,631	—	—	10,631
Industrial		28,076	—	—	28,076
Technology		21,044	—	—	21,044
Utilities		43	—	—	43
Repurchase Agreements		—	2,481	—	2,481
	Total investments in securities $	194,508	$ 2,481	$ 1	$ 196,990
Liabilities
Equity Contracts**
Futures	$ (221)		$ —	$ —	$ (221)

SmallCap S&P 600 Index Fund
Common Stocks*	$ 457,019		$ —	$ —	$ 457,019
Repurchase Agreements		—	12,149	—	12,149
	Total investments in securities $	457,019	$ 12,149	$ —	$ 469,168
Liabilities
Equity Contracts**
Futures	$ (469)		$ —	$ —	$ (469)

SmallCap Value Fund
Common Stocks*	$ 96,305		$ —	$ —	$ 96,305
Repurchase Agreements		—	1,090	—	1,090
	Total investments in securities $	96,305	$ 1,090	$ —	$ 97,395

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
SmallCap Value Fund II
Common Stocks
Basic Materials	$ 45,502		$ —	$ —	$ 45,502
Communications		54,534	—	—	54,534
Consumer, Cyclical		154,814	—	1	154,815
Consumer, Non-cyclical		161,594	—	—	161,594
Diversified		470	—	—	470
Energy		80,607	—	—	80,607
Financial		297,746	—	27	297,773
Industrial		182,052	—	—	182,052
Technology		58,107	—	—	58,107
Utilities		40,474	—	—	40,474
Repurchase Agreements		—	69,715	—	69,715
	Total investments in securities $	1,075,900	$ 69,715	$ 28	$ 1,145,643
Liabilities
Equity Contracts**
Futures	$ (1,439)		$ —	$ —	$ (1,439)

Tax-Exempt Bond Fund
Municipal Bonds	$ —		$ 236,118	$ 1,635	$ 237,753
	Total investments in securities $	—	$ 236,118	$ 1,635	$ 237,753

*For additional detail regarding sector classifications, please see the Schedule of Investments.
**Futures, foreign currency contracts, forward volatility agreements, inflation floors, options, swaps and swaptions are valued at the unrealized appreciation/(depreciation) of the instrument.

The changes in investments measured at fair value for which the Funds' have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

				Accrued						Net Change in Unrealized
		Value		Discounts/Premiums			Transfers	Transfers		Appreciation/(Depreciation)
		October 31,	Realized	and Change in		Proceeds from	into Level	Out of Level	Value July	on Investments Held at July
Fund		2010	Gain/(Loss) Unrealized Gain/(Loss)		Purchases	Sales	3**	3**	31, 2011	31, 2011
Bond & Mortgage Securities Fund
Bonds		$ 35,492	$ (22,257)	$ 24,789	$ 13,228	$ (16,782)	$ 3,942	$ (18,540)	$ 19,872	$ 2
Common Stock
Technology		66	-	(66)	-	-	-	-	-	(66)
Senior Floating Rate Interest		-	-	-	1,000	-	-	-	1,000	-
	Total	$ 35,558	$ (22,257)	$ 24,723	$ 14,228	$ (16,782)	$ 3,942	$ (18,540)	$ 20,872	$ (64)

California Municipal Bond Fund
Municipal Bonds		$ 1,166	$ -	$ -	$ -	$ -	$ -	$ (1,166)	$ -	$ -
	Total	$ 1,166	$ -	$ -	$ -	$ -	$ -	$ (1,166)	$ -	$ -

Core Plus Bond Fund I
Bonds		$ 44,294	$ -	$ 136	$ 42,368	$ (6,261)	$ -	$ (24,830)	$ 55,707	$ 551
Commercial Paper		-	-	160	6,073	-	-	-	6,233
Credit Default Swaps*		197	-	(421)	-	-	-	(1)	(225)	(93)
Credit Default Swaptions*		17	-	-	-	-	-	(17)	-	-
Forward Volatility Agreements*		(3)	-	(1,399)	-	-	-	-	(1,402)	(1,399)
Interest Rate Floors*		6	-	-	-	-	-	(6)	-	-
Interest Rate Swaps*		4,181	-	99	-	-	-	(4,181)	99	99
Purchased Swaptions		-	-	156	124	-	-	-	280	156
	Total	$ 48,692	$ -	$ (1,269)	$ 48,565	$ (6,261)	$ -	$ (29,035)	$ 60,692	$ (686)

Global Diversified Income Fund
Bonds		$ 13,928	$ -	$ 1,468	$ 30,221	$ (13,590)	$ 820	$ (4,364)	$ 28,483	$ 1,565
Common Stock
Financial		1	-	-	-	-	-	(1)	-	-
Preferred Stock
Financial		7,362	-	83	-	-	-	(4,362)	3,083	83
	Total	$ 21,291	$ -	$ 1,551	$ 30,221	$ (13,590)	$ 820	$ (8,727)	$ 31,566	$ 1,648

Government & High Quality Bond Fund
Bonds		$ 58,737	$ -	$ 65	$ 5,479	$ -	$ -	$ (58,737)	$ 5,544	$ 65
	Total	$ 58,737	$ -	$ 65	$ 5,479	$ -	$ -	$ (58,737)	$ 5,544	$ 65

High Yield Fund
Bonds		$ 24,632	$ (9,660)	$ 12,453	$ 10,900	$ (2,767)	$ -	$ (6,865)	$ 28,693	$ 1,887
Common Stock
Consumer, Non-cyclical		2	-	(1)	-	-	-	-	1	(1)
Technology		726	-	(782)	56	-	-	-	-	(782)
Convertible Bonds		9,182	-	334	-	-	11	-	9,527	253
Senior Floating Rate Interests		-	-	-	16,900	-	-	-	16,900	-
	Total	$ 34,542	$ (9,660)	$ 12,004	$ 27,856	$ (2,767)	$ 11	$ (6,865)	$ 55,121	$ 1,357

High Yield Fund I
Bonds		$ 12,575	$ 373	$ (909)	$ 1,403	$ (5,106)	$ 1,849	$ (4,750)	$ 5,435	$ (816)
Common Stock
Consumer, Cyclical		124	-	18	-	-	-	-	142	18
Consumer, Non-cyclical		109	-	(101)	-	-	-	-	8	(101)
Industrial		—	-	-	247	-	-	-	247	-
Technology		2,070	-	-	-	-	-	(2,070)	-	-
Convertible Bonds		117	-	-	-	-	-	(117)	-	-
Preferred Stock
Consumer, Non-cyclical		58	-	4	-		-	-	62	4
Financial		4,152	-	-	-	-	-	(4,152)	-	-
	Total	$ 19,205	$ 373	$ (988)	$ 1,650	$ (5,106)	$ 1,849	$ (11,089)	$ 5,894	$ (895)

Income Fund
Bonds		$ 12,789	$ (10,263)	$ 12,345	$ -	$ (4,103)	$ -	$ (75)	$ 10,693	$ 1,085
Common Stock
Financial		-	-	20	-	(20)	-	-	-	20
	Total	$ 12,789	$ (10,263)	$ 12,365	$ -	$ (4,123)	$ -	$ (75)	$ 10,693	$ 1,105

Inflation Protection Fund
Bonds		$ 6,520	$ (120)	$ 390	$ -	$ (738)	$ 1,589	$ (927)	$ 6,714	$ 390
	Total	$ 6,520	$ (120)	$ 390	$ -	$ (738)	$ 1,589	$ (927)	$ 6,714	$ 390

International Value Fund I
Common Stock
Financial		$ -	$ -	$ -	$ 2	$ -	$ -	$ -	$ 2	$ -
	Total	$ -	$ -	$ -	$ 2	$ -	$ -	$ -	$ 2	$ -

LargeCap Growth Fund I
Common Stock
Communications		$ -	$ -	$ 737	$ 5,520	$ -	$ -	$ -	$ 6,257	$ 737
	Total	$ -	$ -	$ 737	$ 5,520	$ -	$ -	$ -	$ 6,257	$ 737
Short-Term Income Fund
Bonds		$ 117	$ -	$ -	$ -	$ -	$ -	$ (117)	$ -	$ -
	Total	$ 117	$ -	$ -	$ -	$ -	$ -	$ (117)	$ -	$ -

SmallCap Growth Fund I
Common Stock
Communications		$ -	$ -	$ 5	$ -	$ -	$ -	$ -	$ 5	$ 5
	Total	$ -	$ -	$ 5	$ -	$ -	$ -	$ -	$ 5	$ 5

SmallCap Growth Fund II
Common Stock
Communications		$ -	$ -	$ 1	$ -	$ -	$ -	$ -	$ 1	$ 1
	Total	$ -	$ -	$ 1	$ -	$ -	$ -	$ -	$ 1	$ 1

SmallCap Value Fund II
Common Stock
Consumer, Cyclical		$ -	$ -	$ -	$ -	$ -	$ 1	$ -	$ 1	$ -
Financial		37	-	26	-	(6)	7	(37)	27	19
	Total	$ 37	$ -	$ 26	$ -	$ (6)	$ 8	$ (37)	$ 28	$ 19

Tax-Exempt Bond Fund
Municipal Bonds		$ 1,758	$ -	$ (90)	$ -	$ (105)	$ 72	$ -	$ 1,635	$ (90)
	Total	$ 1,758	$ -	$ (90)	$ -	$ (105)	$ 72	$ -	$ 1,635	$ (90)

*Credit Default Swaps, Credit Default Swaptions, Forward Volatility Agreements, Interest Rate Floors, Interest Rate Swaps and Interest Rate Swaptions are valued at the unrealized appreciation/(depreciation) of the instrument.
**Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted - transfer into Level 3 versus securities where trading resumes - transfer out of Level 3

2. Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired - transfer out of Level 3
3. Instances where a security is illiquid - transfer into Level 3 versus securities that are no longer illiquid - transfer out of Level 3.

4. Instances in which a security is not priced by pricing services, transferred into Level 3 versus once security is priced by pricing service, transfer out of Level 3.

The Fund’s Schedules of Investments as of July 31, 2011 have not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment
Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Nora M. Everett Nora M. Everett, President and CEO

Date 09/20/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 09/20/2011

By /s/ Layne A. Rasmussen Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 09/20/2011